UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste. 200 Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (56.2%):
Aerospace & Defense (0.9%):
75,214	BAE Systems plc	$636,447
376	Boeing Co. (The)	95,582
470	Dassault Aviation SA	759,696
320	General Dynamics Corp.	65,786
74,010	Meggitt plc	516,679
276	Northrop Grumman Corp.	79,411
314	Raytheon Co.	58,586
13,950	Safran SA	1,425,130
113	United Technologies Corp.	13,117

		3,650,434

Air Freight & Logistics (0.0%):
190	Deutsche Post AG	8,457

Airlines (0.9%):
35,337	Azul SA, ADR*^	970,000
703	Delta Air Lines, Inc.	33,899
42,600	Japan Airlines Co., Ltd.	1,442,183
24,783	United Continental Holdings, Inc.*	1,508,789

		3,954,871

Auto Components (1.8%):
9,700	Aisin Sieki Co., Ltd.	511,401
34,900	Bridgestone Corp.	1,585,086
118,683	Cheng Shin Rubber Industry Co., Ltd.	237,928
4,386	Compagnie Generale des Establissements Michelin SCA, Class B	640,959
23,200	Denso Corp.	1,175,106
2,600	Exedy Corp.	79,155
754	Goodyear Tire & Rubber Co.^	25,071
1	Hyundai Mobis Co., Ltd.	210
5,200	Koito Manufacturing Co., Ltd.	326,350
330	Lear Corp.	57,116
161	Magna International	8,593
4,700	Stanley Electric Co., Ltd.	161,236
31,400	Sumitomo Electric Industries, Ltd.	513,532
26,200	Toyota Industries Corp.	1,507,664

		6,829,407

Automobiles (1.1%):
146,000	Brilliance China Automotive Holdings, Ltd.	392,433
400	Chongqing Changan Automobile Co., Ltd., Class B	530
2,000	Dongfeng Motor Corp., Series H	2,651
220	Ford Motor Co.	2,633
19,200	Fuji Heavy Industries, Ltd.	693,201
2,707	Hero MotoCorp, Ltd.	156,868
4,509	Maruti Suzuki India, Ltd.	551,621
200	Mazda Motor Corp.	3,068
38,900	Suzuki Motor Corp.	2,042,553
716	Tata Motors, Ltd.*	2,447
44	Tata Motors, Ltd.*	271

		3,848,276

Banks (3.7%):
24,167	ABN AMRO Group NV	723,857
12,000	Agricultural Bank of China, Ltd.	5,396
376	Banco do Brasil SA	4,149
200	Banco Santander Brasil SA	1,748
135,793	Bank of America Corp.	3,440,994
10,000	Bank of China, Ltd.	4,946
2,000	Bank of Communications Co., Ltd., Class H	1,463
154	Bank of Nova Scotia	9,900
265	Barclays Africa Group, Ltd.	2,726
2,027	Barclays plc	5,259
52	BNP Paribas SA	4,196

Shares		Fair Value
Common Stocks, continued
Banks, continued
11	Canadian Imperial Bank of Commerce	$963
12,000	China Construction Bank	9,999
28,228	Citigroup, Inc.	2,053,305
68	Criteria Caixacorp SA	341
319	Danske Bank A/S	12,759
124	DnB NOR ASA	2,499
1,048	Fifth Third Bancorp	29,323
37	Hana Financial Holdings Group, Inc.	1,533
225,814	HSBC Holdings plc	2,228,788
8,000	Industrial & Commercial Bank of China	5,976
78,188	ING Groep NV	1,441,880
18,225	JPMorgan Chase & Co.	1,740,670
44,301	Kotak Mahindra Bank, Ltd.	680,728
14,698	Lloyds Banking Group plc	13,339
800	Mitsubishi UFJ Financial Group, Inc.	5,199
178	National Australia Bank, Ltd.	4,421
304	Nordea Bank AB	4,131
900	Resona Holdings, Inc.	4,626
314	Skandinaviska Enskilda Banken AB, Class A	4,146
43	Societe Generale	2,515
82,426	State Bank of India	321,407
37,600	Sumitomo Mitsui Financial Group, Inc.	1,446,576
10,514	SunTrust Banks, Inc.	628,422
47,487	Svenska Handelsbanken AB, Class A	718,033
1,030	Taiwan Cooperative Financial Holding Co., Ltd.	532
76	Toronto-Dominion Bank (The)	4,279
1,052	Turkiye Garanti Bankasi AS	2,863
508	Turkiye Halk Bankasi AS	1,729
111	Wells Fargo & Co.	6,122
50,775	Yes Bank, Ltd.	272,204

		15,853,942

Beverages (0.5%):
14,885	Anheuser-Busch InBev NV	1,778,996
1,600	Asahi Breweries, Ltd.	64,787
120	Coca-Cola Co. (The)	5,401
376	Constellation Brands, Inc., Class C	74,993
44	Diageo plc	1,446
100	Fomento Economico Mexicano SAB de C.V.	955
1,568	PepsiCo, Inc.	174,723

		2,101,301

Biotechnology (0.7%):
848	AbbVie, Inc.	75,353
578	Amgen, Inc.	107,768
618	Biogen Idec, Inc.*	193,508
53	Celgene Corp.*	7,728
14	CSL, Ltd.	1,471
25,230	Gilead Sciences, Inc.	2,044,135
2,528	Tesaro, Inc.*^	326,365

		2,756,328

Building Products (0.7%):
100	Asahi Glass Co., Ltd.	3,714
11,191	Compagnie de Saint-Gobain SA	667,002
4,900	Daikin Industries, Ltd.	496,783
13,384	Fortune Brands Home & Security, Inc.^	899,807
23,049	Masco Corp.	899,141

		2,966,447

Capital Markets (1.6%):
342	Ameriprise Financial, Inc.	50,790

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
733	Bank of New York Mellon Corp. (The)	$38,864
18,354	Charles Schwab Corp. (The)	802,804
4,751	Goldman Sachs Group, Inc. (The)	1,126,890
11	Macquarie Group, Ltd.	786
77	Moody’s Corp.	10,719
48,842	Morgan Stanley	2,352,720
51	Northern Trust Corp.	4,688
8	S&P Global, Inc.	1,250
155	State Street Corp.	14,809
185	Thomson Reuters Corp.	8,489
118,269	UBS Group AG	2,021,871

		6,434,680

Chemicals (3.1%):
42	Agrium, Inc.	4,502
15,550	Air Products & Chemicals, Inc.	2,351,471
16	AkzoNobel NV	1,477
55,000	Asahi Kasei Corp.	677,755
43,834	Axalta Coating Systems, Ltd.*^	1,267,679
74	BASF SE	7,874
8,300	Daicel Chemical Industries, Ltd.	100,073
47,306	DowDuPont, Inc.*	3,274,993
15,189	Evonik Industries AG	542,722
33,000	Formosa Chemicals & Fibre Corp.	100,450
35,000	Formosa Plastics Corp.	106,080
16,200	Hitachi Chemical Co., Ltd.	444,450
5,600	Kuraray Co., Ltd.	104,820
616	LG Chem, Ltd.	211,656
3	Lotte Chemical Corp.	993
67	Lyondellbasell Industries NV	6,637
108	Monsanto Co.	12,941
44,000	Nan Ya Plastics Corp.	108,417
8,400	Nitto Denko Corp.	701,368
16	PPG Industries, Inc.	1,739
32	Praxair, Inc.	4,472
73,400	PTT Global Chemical Public Co., Ltd.	169,823
19,200	Shin-Etsu Chemical Co., Ltd.	1,718,523
58,800	Toray Industries, Inc.	570,641
15,000	Ube Industries, Ltd.	433,892

		12,925,448

Commercial Services & Supplies (0.0%):
23	Republic Services, Inc., Class A	1,519
130	Waste Management, Inc.	10,175

		11,694

Communications Equipment (0.6%):
29	Cisco Systems, Inc.	975
35,630	CommScope Holding Co., Inc.*	1,183,273
81	Motorola Solutions, Inc.	6,874
223,066	Nokia OYJ	1,339,424

		2,530,546

Construction & Engineering (0.4%):
4,400	ComSys Holdings Corp.	105,244
13,000	Kinden Corp.	209,539
2,100	Kyudenko Corp.	81,395
5,000	Maeda Road Construction Co., Ltd.	107,675
5,000	Nippo Corp.	106,995
5,800	Okumura Corp.	221,837
1,000	Sho-Bond Holdings Co., Ltd.	56,980
31,000	Toda Corp.	241,815
6,594	Vinci SA	626,675

		1,758,155

Construction Materials (0.0%):
6,664	Cemex SAB de C.V.*	6,054
189	Grasim Industries, Ltd.	3,284

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
11,000	Siam Cement PCL	$165,617

		174,955

Consumer Finance (0.0%):
587	Capital One Financial Corp.	49,695
731	Discover Financial Services	47,135

		96,830

Containers & Packaging (0.2%):
811	Crown Holdings, Inc.*	48,433
1,124	International Paper Co.	63,866
704	Packaging Corp. of America	80,735
11,456	WestRock Co.	649,898

		842,932

Distributors (0.0%):
3,700	Canon Marketing Japan, Inc.	88,504

Diversified Financial Services (0.4%):
9,161	Berkshire Hathaway, Inc., Class B*	1,679,395
437	FirstRand, Ltd.	1,683
81,000	Fubon Financial Holdings Co., Ltd.	126,643
100	ORIX Corp.	1,614
724	Rmb Holdings, Ltd.	3,423

		1,812,758

Diversified Telecommunication Services (1.9%):
74	AT&T, Inc.	2,899
53,593	Cellnex Telecom SAU	1,227,207
2,000	China Telecom Corp., Ltd., Class H	1,023
205,000	Chunghwa Telecom Co., Ltd.	705,934
57,671	Deutsche Telekom AG, Registered Shares	1,075,832
12,779	El Towers SpA	755,863
573	France Telecom SA	9,382
94,000	HKT Trust & HKT, Ltd.	114,344
3,400	Nippon Telegraph & Telephone Corp.	155,949
66,600	Singapore Telecommunications, Ltd.	180,756
1,206,676	Telecom Italia SpA*	1,131,579
38,816	Telecom Italia SpA	29,213
51,895	Telefonica SA	564,455
78	Telstra Corp., Ltd.	214
38,940	Verizon Communications, Inc.	1,927,140

		7,881,790

Electric Utilities (0.9%):
7,663	CEZ	153,951
15,500	CK Infrastructure Holdings, Ltd.	133,665
16,000	CLP Holdings, Ltd.	164,128
71	Endesa SA	1,601
177,445	Enel SpA	1,068,440
112	FirstEnergy Corp.	3,453
13,500	Hongkong Electric Holdings, Ltd.	117,237
103	Korea Electric Power Corp., Ltd.	3,489
13,446	NextEra Energy, Inc.	1,970,511
1,167	PGE SA*	4,269
297	Scottish & Southern Energy plc	5,558

		3,626,302

Electrical Equipment (0.4%):
488	ABB, Ltd.	12,068
134	Eaton Corp. plc	10,290
3,100	Mabuchi Motor Co., Ltd.	155,317
97,200	Mitsubishi Electric Corp.	1,520,668
283	Rockwell Automation, Inc.	50,433

		1,748,776

Electronic Equipment, Instruments & Components (0.4%):
224	Corning, Inc.	6,702
2,000	Hitachi, Ltd.	14,110

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
43,400	Hon Hai Precision Industry Co., Ltd.	$150,881
7,000	Innolux Corp.	3,268
3,000	Japan Aviation Electronics Industry, Ltd.	46,928
300	Keyence Corp.	159,961
219	LG Display Co., Ltd.	5,870
6,900	Murata Manufacturing Co., Ltd.	1,020,258
23	TE Connectivity, Ltd.	1,910
19,094	VeriFone Systems, Inc.*	387,226

		1,797,114

Energy Equipment & Services (0.2%):
45	Baker Hughes	1,648
171	Halliburton Co.	7,871
622	Helmerich & Payne, Inc.^	32,412
4,017	Ocean Rig UDW, Inc.*	95,484
9,395	Schlumberger, Ltd.	655,395
179	Technipfmc plc*	4,998

		797,808

Equity Real Estate Investment Trusts (0.2%):
650	American Tower Corp.	88,842
5	AvalonBay Communities, Inc.	892
135	Equity Residential Property Trust	8,901
302	HCP, Inc.	8,405
19,500	Link REIT (The)	158,221
121	Scentre Group	374
2,154	Stockland Trust Group	7,286
2,660	Unibail-Rodamco SE	647,490
167	Weyerhaeuser Co.	5,683

		926,094

Food & Staples Retailing (0.3%):
1	Costco Wholesale Corp.	164
13,818	CVS Health Corp.	1,123,680
2,953	Jeronimo Martins SGPS SA	58,246
245	Koninklijke Ahold Delhaize NV	4,583
144	Kroger Co. (The)^	2,889
1,400	Seven & I Holdings Co., Ltd.	54,081
11	Walgreens Boots Alliance, Inc.	849
149	Wal-Mart Stores, Inc.	11,643
207	Woolworths, Ltd.	4,101

		1,260,236

Food Products (1.7%):
32,100	Ajinomoto Co., Inc.	626,670
136	Archer-Daniels-Midland Co.	5,781
94	Associated British Foods plc	4,025
83	Campbell Soup Co.^	3,886
465	ConAgra Foods, Inc.	15,689
39,812	Danone SA	3,123,440
1,333	JBS SA	3,582
3,762	Mondelez International, Inc., Class A	152,963
32,879	Nestle SA, Registered Shares	2,754,372
100	Tiger Brands, Ltd.	2,789
549	Tyson Foods, Inc., Class A	38,677
88,000	Uni-President Enterprises Corp.	184,303
129,000	Want Want China Holdings, Ltd.^	90,669
7,000	WH Group, Ltd.	7,454
1,000	Wilmar International, Ltd.	2,354

		7,016,654

Gas Utilities (0.4%):
374	GAIL India, Ltd.	2,406
13,251	Gas Natural SDG SA	293,547
52,200	Tokyo Gas Co., Ltd.	1,280,193

		1,576,146

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (0.7%):
3,263	Baxter International, Inc.	$204,753
65	Cooper Cos., Inc. (The)	15,412
110	Edwards Lifesciences Corp.*	12,024
13,200	HOYA Corp.	716,045
1,583	Medtronic plc	123,110
100	Olympus Co., Ltd.	3,388
220	Stryker Corp.	31,244
12,935	Zimmer Holdings, Inc.	1,514,560

		2,620,536

Health Care Providers & Services (2.3%):
18,516	Acadia Healthcare Co., Inc.*^	884,324
13,853	Aetna, Inc.	2,202,767
4,300	Alfresa Holdings Corp.	78,856
5,630	Anthem, Inc.	1,069,024
17,426	Brookdale Senior Living, Inc.*	184,716
409	Cardinal Health, Inc.	27,370
373	Express Scripts Holding Co.*	23,618
46	Fresenius Medical Care AG & Co., KGaA	4,501
20,823	HCA Holdings, Inc.*	1,657,303
5	Humana, Inc.	1,218
290	McKesson Corp.	44,547
5,000	Medipal Holdings Corp.	86,907
37,162	NMC Health plc	1,371,498
489,298	PT Siloam International Hospital Tbk*	363,951
96,886	Spire Healthcare Group plc	292,545
2,200	Suzuken Co., Ltd.	78,433
40,591	Tenet Healthcare Corp.*^	666,910
1,018	UnitedHealth Group, Inc.	199,375

		9,237,863

Hotels, Restaurants & Leisure (0.4%):
174	Carnival Corp., Class A	11,235
18	Compass Group plc	382
7,800	Genting Singapore plc	6,744
197	Las Vegas Sands Corp.	12,640
660	McDonald’s Corp.	103,408
328	Royal Caribbean Cruises, Ltd.	38,881
5,329	Sodexo SA	665,170
9,122	Starbucks Corp.	489,942
692	Wyndham Worldwide Corp.^	72,944
400	Wynn Resorts, Ltd.	59,568
81	Yum China Holdings, Inc.*	3,238

		1,464,152

Household Durables (0.3%):
3,000	Alpine Electronics, Inc.	54,652
11,576	Berkeley Group Holdings plc (The)	576,523
1,539	Coway Co., Ltd.	126,360
3,119	Mohawk Industries, Inc.*	771,984
300	Sony Corp.	11,168

		1,540,687

Household Products (0.0%):
2,007	Colgate-Palmolive Co.	146,210
212	Hindustan Unilever, Ltd.	3,818
61	Kimberly-Clark Corp.	7,178
124	Procter & Gamble Co. (The)	11,282
47	Reckitt Benckiser Group plc	4,294
200	Unicharm Corp.	4,591

		177,373

Independent Power & Renewable Electricity Producers (0.2%):
4,000	China Resources Power Holdings Co.	7,223
14,274	NextEra Energy Partners LP^	575,099

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power & Renewable Electricity Producers, continued
10,836	Vistra Energy Corp.	$202,525

		784,847

Industrial Conglomerates (1.6%):
243	3M Co., Class C	51,006
95,896	General Electric Co.	2,318,765
2,100	Jardine Matheson Holdings, Ltd.	133,064
366	KOC Holdings AS	1,681
65,277	Koninklijke Philips Electronics NV	2,699,701
3,820	Siemens AG, Registered Shares	538,132
30,338	Smiths Group plc	641,814
1,000	Toshiba Corp.*	2,801

		6,386,964

Insurance (1.5%):
10,730	Allstate Corp. (The)	986,194
677	American International Group, Inc.	41,561
278	Aviva plc	1,918
34,125	AXA SA	1,032,278
834	Axis Capital Holdings, Ltd.	47,797
78,000	Cathay Financial Holding Co., Ltd.	124,031
6,959	Chubb, Ltd.	992,006
2,373	Hartford Financial Services Group, Inc. (The)	131,535
1,727	Legal & General Group plc	6,015
10,476	Marsh & McLennan Cos., Inc.	877,994
20,708	MetLife, Inc.	1,075,781
628	Prudential Financial, Inc.	66,769
53	Prudential plc	1,269
483	Reinsurance Group of America, Inc.	67,393
30	Swiss Re AG	2,718
100	T&D Holdings, Inc.	1,453
20,300	Tokio Marine Holdings, Inc.	795,262
1,247	Travelers Cos., Inc. (The)	152,782
8,970	UnumProvident Corp.	458,636
48	Zurich Insurance Group AG	14,663

		6,878,055

Internet & Direct Marketing Retail (1.1%):
3,700	Amazon.com, Inc.*	3,556,996
2,183	Expedia, Inc.^	314,221
159	Priceline Group, Inc. (The)*	291,100
100	Rakuten, Inc.	1,091
15,608	TripAdvisor, Inc.*^	632,592
31	Vipshop Holdings, Ltd., ADR*	272

		4,796,272

Internet Software & Services (2.2%):
4,987	Alibaba Group Holding, Ltd., ADR*^	861,305
32	Alphabet, Inc., Class A*	31,159
4,194	Alphabet, Inc., Class C*	4,022,507
31,959	Cloudera, Inc.*	531,159
95,700	Dropbox, Inc.*(a)(b)	1,233,573
324	eBay, Inc.*	12,461
15,648	Facebook, Inc., Class A*	2,673,774
5,547	Lookout, Inc.*(a)(b)	5,159
33	NetEase, Inc., ADR	8,706
682	VeriSign, Inc.*^	72,558

		9,452,361

IT Services (0.9%):
560	Accenture plc, Class C	75,639
158	Alliance Data Systems Corp.	35,005
1,119	Amdocs, Ltd.	71,974
22	Automatic Data Processing, Inc.	2,405
4	DXC Technology Co.	344
1,000	Fujitsu, Ltd.	7,452
6,331	Global Payments, Inc.	601,635
98,609	Infosys, Ltd.	1,363,284

Shares		Fair Value
Common Stocks, continued
IT Services, continued
140	International Business Machines Corp.	$20,311
5,759	MasterCard, Inc., Class A	813,170
6,066	Sabre Corp.^	109,795
332	Tech Mahindra, Ltd.	2,328
7,214	Visa, Inc., Class A	759,201

		3,862,543

Life Sciences Tools & Services (0.0%):
33	Agilent Technologies, Inc.	2,119
759	Thermo Fisher Scientific, Inc.	143,602

		145,721

Machinery (1.1%):
48	Caterpillar, Inc.	5,986
206	Cummins, Inc.	34,614
51	Deere & Co.	6,405
21,058	Doosan Bobcat, Inc.	672,551
10,715	GEA Group AG	487,413
7,600	Hino Motors, Ltd.	93,062
370	Illinois Tool Works, Inc.	54,745
48	Ingersoll-Rand plc	4,280
29,300	Komatsu, Ltd.	834,659
30,700	Kubota Corp.	559,230
3,100	Kurita Water Industries, Ltd.	89,582
11	PACCAR, Inc.	796
81,931	SKF AB, Class B	1,791,211
389	Volvo AB, Class B	7,502
349	WABCO Holdings, Inc.*	51,652

		4,693,688

Marine (0.0%):
4	A.P. Moeller - Maersk A/S, Class A	7,352
4	A.P. Moeller - Maersk A/S, Class B	7,600

		14,952

Media (1.9%):
3,279	Charter Communications, Inc., Class A*	1,191,654
80,282	Comcast Corp., Class A	3,089,251
8,699	DISH Network Corp., Class A*	471,747
15,329	I-Cable Communications, Ltd.*	501
2,662	Liberty Broadband Corp., Class A*	250,707
6,502	Liberty Broadband Corp., Class C*	619,641
28	Liberty Global plc, Series C*	916
6,331	Liberty Global plc, Class A*	214,684
9,546	Liberty SiriusXM Group, Class A*	399,977
15,995	Liberty SiriusXM Group, Class C*	669,711
9,700	Nippon Television Holdings, Inc.	170,497
88,027	RAI Way SpA	475,417
8,600	SKY Perfect JSAT Holdings, Inc.	38,476
3,300	Toho Co., Ltd.	115,349
7,000	TV Asahi Holdings Corp.	139,912
48	Vivendi Universal SA	1,215
56,509	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	349,965

		8,199,620

Metals & Mining (0.0%):
26	AngloGold Ashanti, Ltd.	243
56	ArcelorMittal*	1,446
218	Barrick Gold Corp.	3,509
112	BHP Billiton, Ltd.	2,264
1	Korea Zinc Co.	432
78,543	Platinum Group Metals, Ltd.*	32,203
14,884	Platinum Group Metals, Ltd.*	6,204
553	POSCO	153,284
103	Rio Tinto plc	4,794
133	Rio Tinto, Ltd.^	6,967

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
338	Teck Cominco, Ltd., Class B	$7,117
14,600	Tokyo Steel Manufacturing Co., Ltd.	120,415
110	Vale SA	1,114
550	Vedanta, Ltd.	2,648
2,300	Yamato Kogyo Co., Ltd.	62,305

		404,945

Multiline Retail (0.2%):
17,656	Target Corp.^	1,041,881

Multi-Utilities (0.8%):
155	AGL Energy, Ltd.	2,849
846	CenterPoint Energy, Inc.	24,712
1,718	Centrica plc	4,305
2,127	Dominion Energy, Inc.	163,630
525	E.ON AG	5,941
120	Engie Group	2,037
55,758	Innogy Se	2,481,300
3,860	National Grid plc	47,782
7,046	Sempra Energy	804,160

		3,536,716

Oil, Gas & Consumable Fuels (4.1%):
31,847	Anadarko Petroleum Corp.	1,555,726
33,679	BP plc, ADR	1,294,284
55,545	BP plc	355,083
286	Chevron Corp.	33,605
7,000	CNOOC, Ltd.	9,057
33,123	Coal India, Ltd.	137,408
27	ConocoPhillips Co.	1,351
77	Devon Energy Corp.	2,827
126,143	EnCana Corp.^	1,485,964
11,224	EQT Corp.^	732,254
336	Exxon Mobil Corp.	27,545
24,000	Formosa Petrochemical Corp.	82,727
245	Hindustan Petroleum Corp., Ltd.	1,602
213	Indian Oil Corp., Ltd.	1,310
117	Kinder Morgan, Inc.	2,244
67,812	Marathon Oil Corp.	919,531
37,085	Marathon Petroleum Corp.	2,079,727
38,646	Oil & Natural Gas Corp., Ltd.	101,388
73	ONEOK, Inc.^	4,045
702	Petroleo Brasileiro SA*	3,401
614	Phillips 66	56,249
4,247	Pioneer Natural Resources Co.	626,602
132,438	Reliance Industries, Ltd.	1,586,849
39,674	Royal Dutch Shell plc, Class A	1,199,606
29,042	Royal Dutch Shell plc, Class A, ADR	1,759,363
70	Royal Dutch Shell plc, Class A	2,109
429	Royal Dutch Shell plc, Class B	13,191
43	SK Energy Co., Ltd.	7,489
13,671	Snam SpA	65,880
169	Statoil ASA	3,392
33,400	Thai Oil Public Co., Ltd.	92,817
680	Total SA, ADR	36,394
17,679	Total SA^	950,752
40	Tupras-Turkiye Petrol Rafine	1,368
1,404	Valero Energy Corp.	108,010
59,164	Williams Cos., Inc. (The)	1,775,512

		17,116,662

Personal Products (0.3%):
19,692	Edgewell Personal Care Co.*^	1,432,987
100	Kao Corp.	5,897
15	L’Oreal SA	3,187
1,668	Unilever NV	98,748

		1,540,819

Pharmaceuticals (2.7%):
49,700	Astellas Pharma, Inc.	633,298

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
18,925	Bayer AG, Registered Shares	$2,578,752
9	Bristol-Myers Squibb Co.	574
113,781	GlaxoSmithKline plc	2,269,436
2,475	Gw Pharmaceuticals, ADR*	251,188
1,332	Johnson & Johnson Co.	173,173
65	Merck & Co., Inc.	4,162
1,595	Novartis AG, Registered Shares	136,905
42	Novo Nordisk A/S, Class B	2,017
2,900	Otsuka Holdings Co., Ltd.	115,274
11,798	Perrigo Co. plc^	998,700
77,268	Pfizer, Inc.	2,758,468
61	Roche Holding AG	15,576
13,242	Sanofi-Aventis SA	1,316,193
200	Shionogi & Co., Ltd.	10,943
10	UCB SA	712

		11,265,371

Professional Services (0.1%):
29	Experian plc	583
303	Manpower, Inc.	35,699
8,674	Randstad Holding NV	537,116
199	RELX NV	4,238
1	SGS SA, Registered Shares	2,400

		580,036

Real Estate Management & Development (1.4%):
311,000	CapitaLand, Ltd.	822,793
600	China Vanke Co., Ltd., Class H	1,977
32,000	Hang Lung Properties, Ltd.	76,052
800	Hongkong Land Holdings, Ltd.	5,762
58,000	Sino Land Co., Ltd.	101,869
114,666	Sun Hung Kai Properties, Ltd.	1,871,554
12,500	Swire Pacific, Ltd., Class A	121,326
600	Swire Properties, Ltd.	2,037
47,637	The St. Joe Co.*^	897,957
15,188	Vonovia SE	646,253
20,000	Wharf Holdings, Ltd. (The)	178,259

		4,725,839

Road & Rail (1.2%):
85	Canadian National Railway Co.	7,043
22	Canadian Pacific Railway, Ltd., Class 1	3,696
87,300	ComfortDelGro Corp., Ltd.	134,301
21,100	East Japan Railway Co.	1,949,465
14,200	Kansas City Southern	1,543,256
100	Kintetsu Corp.	3,722
11,400	Kyushu Railway Co.^	339,119
12	Norfolk Southern Corp.	1,587
5,700	Seino Holdings Co., Ltd.	80,073
88	Union Pacific Corp.	10,205
7,500	West Japan Railway Co.	521,732

		4,594,199

Semiconductors & Semiconductor Equipment (1.0%):
351	Applied Materials, Inc.	18,284
1,946	Intel Corp.	74,103
579	KLA-Tencor Corp.	61,374
211	Micron Technology, Inc.*	8,299
55,478	QUALCOMM, Inc.	2,875,979
30,300	Renesas Electronics Corp.*	330,648
12,100	ROHM Co., Ltd.	1,040,000
30	SK Hynix, Inc.	2,179
18,000	Taiwan Semiconductor Manufacturing Co., Ltd.	129,475
78	Texas Instruments, Inc.	6,992
100	Tokyo Electron, Ltd.	15,418

		4,562,751

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software (3.2%):
628	Adobe Systems, Inc.*	$93,685
304	CA, Inc.	10,148
15	Check Point Software Technologies, Ltd.*	1,710
23	Dell Technologies, Inc., Class V*	1,776
5,865	Electronic Arts, Inc.*	692,422
571	Intuit, Inc.	81,162
88,533	Microsoft Corp.	6,594,823
2,200	Nintendo Co., Ltd.	815,516
369	Oracle Corp.	17,841
146	SAP AG	15,993
30,859	Snap, Inc., Class A*^	448,690
25	Symantec Corp.	820
1,500	Trend Micro, Inc.	73,896
68,532	Uber Technologies, Inc.*(a)(b)	3,385,481
6,225	VMware, Inc., Class A*^	679,708

		12,913,671

Specialty Retail (1.2%):
5,788	Home Depot, Inc. (The)	946,685
26,308	Lowe’s Cos., Inc.	2,103,063
6,358	O’Reilly Automotive, Inc.*^	1,369,322
700	Shimamura Co., Ltd.	84,129
11,926	Williams-Sonoma, Inc.^	594,630

		5,097,829

Technology Hardware, Storage & Peripherals (1.2%):
27,772	Apple, Inc.(c)	4,280,220
290	Hewlett Packard Enterprise Co.	4,266
926	HP, Inc.	18,483
6,000	Pegatron Corp.	15,619
46,144	Pure Storage, Inc., Class A*^	737,843
10	Samsung Electronics Co., Ltd.	22,482
407	Western Digital Corp.	35,165

		5,114,078

Textiles, Apparel & Luxury Goods (0.5%):
8	Adidas AG	1,810
10,884	Luxottica Group SpA	609,077
13	LVMH Moet Hennessy Louis Vuitton SA	3,584
25,443	Michael Kors Holdings, Ltd.*	1,217,448
250	PVH Corp.	31,515
6,402	Ralph Lauren Corp.	565,233

		2,428,667

Tobacco (0.1%):
133	Altria Group, Inc.	8,435
174	Imperial Tobacco Group plc, Class A	7,424
5,271	KT&G Corp.	485,583
179	Philip Morris International, Inc.	19,871

		521,313

Trading Companies & Distributors (0.0%):
100	ITOCHU Corp.	1,639
800	Marubeni Corp.	5,468
453	United Rentals, Inc.*^	62,849

		69,956

Transportation Infrastructure (0.0%):
179	Abertis Infraestructuras SA	3,617
91	Aena SA	16,449
156	Atlantia SpA	4,925
4,000	Kamigumi Co., Ltd.	92,864

		117,855

Wireless Telecommunication Services (1.0%):
34,700	Advanced Information Service plc	198,825
1,500	China Mobile, Ltd.	15,175
2,659	China Mobile, Ltd., ADR	134,465

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
114,000	Far EasTone Telecommunications Co., Ltd.	$271,107
90,000	Intouch Holdings Public Co., Ltd.	155,348
6,600	KDDI Corp.	174,145
400	NTT DoCoMo, Inc.	9,144
670	SK Telecom Co., Ltd.	149,087
102,000	Taiwan Mobile Co., Ltd.	363,642
20,424	Vodafone Group plc, ADR	581,267
718,567	Vodafone Group plc	2,012,458

		4,064,663

Total Common Stocks (Cost $191,069,217)		235,229,770

Preferred Stocks (0.8%):
Banks (0.1%):
14,150	Citigroup Capital XIII, Series A, 7.68%	393,087
318	Itau Unibanco Holding SA, Series S, 0.41%	4,368
84,000	USB Capital IX, 3.50%	74,806

		472,261

Consumer Finance (0.1%):
16,151	GMAC Capital Trust I, Series 2, 7.10%^	426,386

Health Care Providers & Services (0.2%):
16,042	Anthem, Inc., 4.97%	838,837
143,925	Grand Rounds, Inc. Series C*(a)(b)	436,093

		1,274,930

Internet Software & Services (0.2%):
63,925	Lookout, Inc., Preferred Shares, Series F*(a)(b)	669,934

Metals & Mining (0.0%):
311	Vale SA, 1.27%	2,897

Software (0.2%):
116,157	Palantir Technologies, Inc., Series I*(a)(b)	658,610

Technology Hardware, Storage & Peripherals (0.0%):
6	Samsung Electronics Co., Ltd., 1.35%	10,840

Total Preferred Stocks (Cost $3,364,283)		3,515,858

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.	63

Total Warrant (Cost $–)		63

Convertible Preferred Stocks (1.1%):
Banks (0.0%):
125	Wells Fargo & Co., Series L, Class A, 7.50%	164,375

Equity Real Estate Investment Trusts (0.2%):
526	Crown Castle International Corp., Series A, 6.88%	561,768
6,022	Welltower, Inc., Series I, 6.50%	381,975

		943,743

Internet Software & Services (0.4%):
144,482	Domo, Inc., Series E*(a)(b)	1,426,038

Multi-Utilities (0.2%):
12,830	Dominion Resources, Inc., Series A, 6.75%^	651,123

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Convertible Preferred Stocks, continued
Wireless Telecommunication Services (0.3%):
6,269	Mandatory Exchange Trust, 5.75%(d)	$1,229,476

Total Convertible Preferred Stocks (Cost $3,439,136)		4,414,755

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (0.0%):
Household Durables (0.0%):
$3,065,000	AliphCom, Inc., 12.00%, 4/1/20(a)(b)	72,334
23,389	Jawbone, 0.00%*(a)(b)	63,789

		136,123

Oil, Gas & Consumable Fuels (0.0%):
268,000	Project Samson BND Corp., 12.00%, 4/1/20(a)(b)	6,325

Total Private Placements (Cost $3,333,000)		142,448

Convertible Bonds (0.4%):
Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(b)(e)	—

Oil, Gas & Consumable Fuels (0.2%):
486,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	121,500
596,000	Cobalt International Energy, Inc., 3.13%, 5/15/24	113,240
631,620	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(d)	511,612

		746,352

Pharmaceuticals (0.2%):
600,000	Bayer Capital Corp. BV, 5.63%, 11/22/19+(d)	871,740

Real Estate Management & Development (0.0%):
250,000	CapitaLand, Ltd., 1.95%, 10/17/23+(d)	189,883

Total Convertible Bonds (Cost $2,923,765)		1,807,975

Bank Loans (0.4%):
Capital Markets (0.2%):
101,959	Sheridan Production Partners, 4.25%, 12/2/20	86,155
38,036	Sheridan Production Partners, 4.25%, 12/16/20	32,140
732,788	Sheridan Production Partners, 4.25%, 12/16/20(f)	619,206

		737,501

Energy Equipment & Services (0.1%):
372,703	Seadrill, Ltd., 4.00%, 2/21/21	271,607

Hotels, Restaurants & Leisure (0.1%):
523,997	Hilton Worldwide Finance LLC, 3.23%, 10/25/20	526,062

Oil, Gas & Consumable Fuels (0.0%):
151,147	Fieldwood Energy LLC, 8.38%, 9/20/20	59,552
111,961	Fieldwood Holdings LLC, 0.00%, 8/31/20	97,966

		157,518

Total Bank Loans (Cost $1,916,630)		1,692,688

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations (0.1%):
$459,000	Logistics UK, Series 2015-1A, Class F, 4.05%, 8/20/25(a)(g)	$603,733

Total Collateralized Mortgage Obligations (Cost $691,079)		603,733

Corporate Bonds (4.1%):
Banks (0.5%):
348,000	Bank of America Corp., 3.30%, 1/11/23, MTN	356,509
162,000	Bank of America Corp., 4.00%, 1/22/25, MTN	167,636
312,000	Citigroup, Inc., 2.70%, 3/30/21	315,478
149,000	Citigroup, Inc., 2.90%, 12/8/21, Callable 11/8/21 @ 100	150,836
373,000	Citigroup, Inc., Series O, 5.87%(US0003M+406bps), 12/29/49, Callable 3/27/20 @ 100^	389,599
432,000	JPMorgan Chase & Co., 2.30%, 8/15/21, Callable 8/15/20 @ 100	431,672
137,000	JPMorgan Chase & Co., 4.35%, 8/15/21	146,780
351,000	JPMorgan Chase & Co., 2.30%(US0003M+100bps), 1/15/23, Callable 1/15/22 @ 100^	354,276
85,000	Santander Holdings USA, 3.70%, 3/28/22, Callable 2/28/22 @ 100(d)	86,602

		2,399,388

Biotechnology (0.2%):
353,000	AbbVie, Inc., 2.50%, 5/14/20, Callable 4/14/20 @ 100	357,230
286,000	AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100	285,529

		642,759

Capital Markets (0.4%):
1,007,000	Goldman Sachs Group, Inc., 2.60%, 12/27/20, Callable 12/27/19 @ 100	1,015,141
323,000	Goldman Sachs Group, Inc. (The), Series M, 5.38%(US0003M+392bps), 12/31/49, Callable 5/10/20 @ 100	334,660
228,000	Morgan Stanley, Series H, 5.45%(US0003M+361bps), 7/29/49, Callable 7/15/19 @ 100	235,125

		1,584,926

Chemicals (0.2%):
343,000	E.I. du Pont de Nemours & Co., 2.20%, 5/1/20	345,207
195,000	Sherwin-Williams, 2.25%, 5/15/20	195,772
115,000	Sherwin-Williams, 2.75%, 6/1/22, Callable 5/1/22 @ 100	115,774

		656,753

Communications Equipment (0.0%):
53,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21	60,183

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance (0.4%):
$203,000	Ally Financial, Inc., 3.50%, 1/27/19	$206,045
200,000	American Express Co., Series C, 4.93%(US0003M+329bps), 12/29/49, Callable 3/15/20 @ 100^	203,750
640,000	American Express Credit, 2.70%, 3/3/22, Callable 1/31/22 @ 100, MTN^	647,613
264,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	269,251
200,000	Ford Motor Credit Co. LLC, 2.26%, 3/28/19	200,519
125,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100	127,054
87,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	89,742

		1,743,974

Diversified Financial Services (0.1%):
221,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100	224,667

Diversified Telecommunication Services (0.8%):
632,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	638,153
465,000	AT&T, Inc., 2.85%, 2/14/23, Callable 1/14/23 @ 100	462,080
750,000	AT&T, Inc., 3.40%, 8/14/24, Callable 6/14/24 @ 100	751,168
1,538,000	Verizon Communications, 3.13%, 3/16/22	1,575,999
149,000	Verizon Communications, Inc., 2.63%, 8/15/26	139,922

		3,567,322

Energy Equipment & Services (0.0%):
23,010	Ocean RIG Udw, Inc., 0.00%, 9/20/24	23,269

Equity Real Estate Investment Trusts (0.0%):
140,000	American Tower Corp., 3.40%, 2/15/19	142,554

Health Care Equipment & Supplies (0.3%):
135,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100	136,260
306,000	Becton, Dickinson & Co., 3.13%, 11/8/21	311,939
245,000	Becton, Dickinson & Co., 2.89%, 6/6/22, Callable 5/6/22 @ 100	245,797
354,000	Medtronic, Inc., 3.15%, 3/15/22	366,550

		1,060,546

Hotels, Restaurants & Leisure (0.1%):
207,000	Hilton Worldwide Finance LLC, 4.63%, 4/1/25, Callable 4/1/20 @ 102.31	213,210

Industrial Conglomerates (0.1%):
38,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN	41,524

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Industrial Conglomerates, continued
$187,000	General Electric Capital Corp., 6.38%(US0003M+229bps), 11/15/67, Callable 11/15/17 @ 100	$187,411
318,000	General Electric Co., Series D, 5.00%(US0003M+333bps), 12/31/49, Callable 1/21/21 @ 100	336,349

		565,284

Insurance (0.1%):
173,000	Prudential Financial, Inc., 5.87%(US0003M+418bps), 9/15/42, Callable 9/15/22 @ 100	191,598
115,000	Prudential Financial, Inc., 5.62%(US0003M+392bps), 6/15/43, Callable 6/15/23 @ 100	125,350

		316,948

Internet Software & Services (0.0%):
156,000	eBay, Inc., 3.80%, 3/9/22, Callable 2/9/22 @ 100	163,525

Media (0.1%):
265,000	CCO Holdings LLC/Capital Corp., 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(d)	268,644
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(d)	213,500

		482,144

Multiline Retail (0.0%):
155,791	Neiman Marcus Group, Ltd., Inc., 0.00%, 10/25/20	115,690

Oil, Gas & Consumable Fuels (0.0%):
254,386	Fieldwood Energy LLC, 0.00%, 9/30/20	174,254

Personal Products (0.1%):
171,000	Edgewell Personal Care Co., 4.70%, 5/19/21	182,543
160,000	Edgewell Personal Care Co., 4.70%, 5/24/22	171,600

		354,143

Pharmaceuticals (0.1%):
149,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(d)	162,842
219,000	Mylan, Inc., 2.55%, 3/28/19	220,013

		382,855

Semiconductors & Semiconductor Equipment (0.2%):
371,000	QUALCOMM, Inc., 3.00%, 5/20/22	382,000
315,000	QUALCOMM, Inc., 2.60%, 1/30/23, Callable 12/30/22 @ 100	315,744

		697,744

Software (0.1%):
80,000	Activision Blizzard, Inc., 2.30%, 9/15/21, Callable 8/15/21 @ 100	79,549

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Software, continued
$ 489,000	Oracle Corp., 1.90%, 9/15/21, Callable 8/15/21 @ 100	$485,431

		564,980

Technology Hardware, Storage & Peripherals (0.3%):
531,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100	546,710
510,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100	519,238

		1,065,948

Total Corporate Bonds (Cost $16,997,063)		17,203,066

Foreign Bonds (9.5%):
Banks (0.2%):
330,000	Lloyds TSB Bank plc, Series E, 13.00%(GUKG5+1,340bps), 1/29/49, Callable 1/21/29 @ 126+	833,423

Sovereign Bond (9.3%):
1,939,000	Australian Government, Series 124, 5.75%, 5/15/21+(d)	1,706,868
6,194,000	Australian Government, Series 128, 5.75%, 7/15/22+(d)	5,596,032
2,169,000	Australian Government, Series 133, 5.50%, 4/21/23+(d)	1,967,294
1,328,000	Australian Government, 3.00%, 3/21/47+(d)	926,085
1,185,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 8/15/22+(h)	1,211,803
3,577,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/23+(h)	1,193,280
5,104,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27+(h)	1,684,794
1,778,707	Bundesrepub. Deutshland, 0.30%, 8/15/26+(d)	2,046,153
4,143,000	Canadian Government, 0.50%, 8/1/18+	3,298,892
1,018,000	Canadian Government, 0.75%, 3/1/21+	792,124
532,000	Italy Buoni Poliennali Del Tesoro, 1.85%, 5/15/24+	645,530
218,500,000	Japan Treasury Discount Bill, Series 362, 0.10%, 3/15/18+	1,944,128
273,450,000	Japan Treasury Discount Bill, Series 369, 0.10%, 10/15/18+	2,436,210
29,209,300	Mexican Bonos Desarr, 8.50%, 12/13/18+(i)	1,631,007
58,508,100	Mexican Bonos Desarr, Series M, 6.50%, 6/10/21+(i)	3,193,802
2,306,000	New Zealand Government, Series 0521, 6.00%, 5/15/21+	1,880,375
3,802,000	Poland Government Bond, Series 0725, 3.25%, 7/25/25+	1,048,490
3,826,000	Poland Government Bond, Series 0726, 2.50%, 7/25/26+	985,558
12,646,000	Poland Government Bond, 2.50%, 7/25/27+	3,216,283
217,000	Republic of Argentina, 3.88%, 1/15/22+(d)	261,322

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bond, continued
$ 5,079,000	Republic of Turkey, 11.00%, 3/2/22+	$1,434,722

		39,100,752

Total Foreign Bonds (Cost $38,834,366)		39,934,175

Yankee Dollars (3.1%):
Banks (0.5%):
473,000	BNP Paribas SA, 2.40%, 12/12/18	476,611
273,000	Export-Import Bank of Korea, 2.63%, 12/30/20	273,191
614,000	HSBC Holdings plc, 6.38%(USISDA05+371bps), 12/29/49, Callable 9/17/24 @ 100	651,646
403,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19	411,397

		1,812,845

Capital Markets (0.1%):
207,000	UBS Group AG, 4.13%, 9/24/25(d)	217,745

Diversified Telecommunication Services (0.2%):
260,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 11/6/17 @ 102.5	246,350
89,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104(d)	95,675
289,000	Telecom Italia SpA, 5.30%, 5/30/24^(d)	314,288

		656,313

Food Products (0.1%):
408,000	Danone SA, 2.59%, 11/2/23, Callable 9/2/23 @ 100(d)	400,817

Industrial Conglomerates (0.0%):
200,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(d)	75,500

Oil, Gas & Consumable Fuels (0.4%):
288,000	Petrobras Global Finance, 6.13%, 1/17/22^	309,600
340,000	Petrobras Global Finance, 7.38%, 1/17/27^	374,340
339,000	Petroleos Mexicanos, 4.97%(US0003M+365bps), 3/11/22(d)	369,103
348,000	Petroleos Mexicanos, 4.63%, 9/21/23	359,449

		1,412,492

Paper & Forest Products (0.2%):
1,018,000	TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56(a)	712,600

Pharmaceuticals (0.1%):
300,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	311,074

Road & Rail (0.0%):
527,380	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 10/23/17 @ 100(a)	13,185

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bond (1.5%):
$947,000	Federal Republic of Brazil, 5.00%, 1/27/45	$881,373
206,000	Federal Republic of Brazil, 5.63%, 2/21/47^	208,060
429,000	Republic of Argentina, 6.88%, 4/22/21^	467,610
807,000	Republic of Argentina, 5.63%, 1/26/22	847,350
1,868,000	Republic of Argentina, 7.50%, 4/22/26^	2,099,631
527,000	Republic of Argentina, 6.88%, 1/26/27^	569,424
174,000	Republic of Hungary, 6.25%, 1/29/20	189,660
874,000	Republic of Hungary, 6.38%, 3/29/21	985,435
233,000	Republic of Indonesia, 6.88%, 1/17/18(d)	236,378
200,000	Republic of Indonesia, 3.70%, 1/8/22(d)	207,538
144,000	Republic of Poland, 5.00%, 3/23/22	159,133
461,000	Saudi International Bond, 2.38%, 10/26/21(d)	454,777

		7,306,369

Total Yankee Dollars (Cost $13,377,262)		12,918,940

U.S. Treasury Obligations (21.1%):
U.S. Treasury Bills (5.0%)
3,000,000	0.91%, 11/9/17(j)	2,996,961
17,830,000	0.92%, 11/16/17(j)	17,808,553

		20,805,514

U.S. Treasury Notes (14.3%)
1,000,000	0.75%, 12/31/17(k)	999,019
872,100	1.13%, 7/31/21	850,877
13,889,200	1.88%, 7/31/22	13,858,817
14,240,600	1.63%, 8/31/22	14,044,792
12,918,700	1.88%, 9/30/22	12,887,412
5,405,500	2.13%, 9/30/24	5,391,142
12,354,600	2.25%, 8/15/27	12,270,627

		60,302,686

U.S. Treasury Inflation Index Notes (1.8%)
7,426,900	0.13%, 4/15/22	7,474,966

Total U.S. Treasury Obligations (Cost $88,869,207)		88,583,166

Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $263,991)		65,944

Purchased Options (0.2%):
Total Purchased Options (Cost $1,133,109)		1,208,229

Exchange Traded Funds (3.9%):
2,334	ETFS Platinum Trust(k)	203,618
2,764	ETFS Physical Palladium Shares(k)	247,793
61,700	iShares Gold Trust(k)	759,527
124,200	SPDR Gold Trust(c)(k)	15,100,236

Total Exchange Traded Fund (Cost $16,095,468)		16,311,174

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (5.0%):
$21,147,724	AZL BlackRock Global Allocation Fund Securities Lending Collateral Account(l)	$21,147,724

Total Securities Held as Collateral for Securities on Loan (Cost $21,147,724)		21,147,724

Unaffiliated Investment Company (0.3%):
1,075,630	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(j)	1,075,630

Total Unaffiliated Investment Company (Cost $1,075,630)		1,075,630

Total Investment Securities (Cost $404,530,930) - 106.2%		445,855,338
Net other assets (liabilities) - (6.2)%		(26,554,773)

Net Assets - 100.0%		$419,300,565

Percentages indicated are based on net assets as of September 30, 2017.

ADR	-	American Depositary Receipt
GUKG5	-	UK Govt Bonds 5 Year Note Generic Bid Yield
MTN	-	Medium Term Note
SPDR	-	Standard & Poor’s Depository Receipts
US0003M	-	3 Month US Dollar LIBOR
USISDA05	-	5 Year ICE Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $20,626,765.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 2.21% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2017. The total of all such securities represent 1.90% of the net assets of the fund.
(c)	All or a portion of this security has been pledged as collateral for open derivative positions.
(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(e)	Defaulted bond.
(f)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.15% of the net assets of the Fund.
(g)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2017.
(h)	Principal amount is stated in 1,000 Brazilian Real Units.
(i)	Principal amount is stated in 100 Mexican Peso Units.

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

(j)	The rate represents the effective yield at September 30, 2017.
(k)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(l)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.

Amounts shown as “—” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2017:

Country	Percentage
Argentina	1.0%
Australia	2.5%
Belgium	0.4%
Bermuda	— %^
Brazil	1.3%
Canada	1.0%
Cayman Islands	— %^
Chile	— %^
China	0.2%
Cyprus	— %^
Czech Republic	— %^
Denmark	— %^
European Community	0.1%
Finland	0.3%
France	2.9%
Germany	2.6%
Guernsey	— %^
Hong Kong	1.1%
Hungary	0.3%
India	1.2%
Indonesia	0.2%
Ireland (Republic of)	0.2%
Israel	— %^
Italy	1.2%
Japan	8.6%
Jersey	0.1%
Liberia	— %^
Luxembourg	0.1%
Mexico	1.3%
Netherlands	1.6%
New Zealand	0.4%
Norway	— %^
Panama	— %^
Poland	1.2%
Portugal	0.1%
Republic of Korea (South)	0.5%
Saudi Arabia	0.1%
Singapore	0.3%
South Africa	— %^
Spain	0.5%
Sweden	0.6%
Switzerland	1.3%
Taiwan, Province Of China	0.6%
Thailand	0.2%
Turkey	0.3%
United Arab Emirates	0.3%
United Kingdom	3.7%
United States	61.7%

100.0%

^	Represents less than 0.05%.

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Securities Sold Short (-0.5%):

At September 30, 2017, the Fund’s securities sold short were as follows:

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Depreciation
Bank of Montreal	$(459,274)	$(540,649)	$(81,375)
ProLogis, Inc.	(787,708)	(1,003,810)	(216,102)
Royal Bank of Canada	(579,958)	(691,550)	(111,592)

	$(1,826,940)	$(2,236,009)	$(409,069)

Futures Contracts

Cash of $220,570 has been segregated to cover margin requirements for the following open contracts as of September 30, 2017:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 December Futures (Euro)	12/15/17	4	(169,044)	$(169,817)	$(3,129)
NASDAQ 100 E-Mini December Futures (U.S. Dollar)	12/15/17	30	(3,589,500)	(3,603,539)	14,039
Nikkei 225 Index December Futures (Japanese Yen)	12/7/17	4	(361,746)	(350,976)	(20,992)
Russell 2000 Mini Index December Futures (U.S. Dollar)	12/15/17	22	(1,642,190)	(1,564,775)	(77,415)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/15/17	12	(1,509,660)	(1,496,462)	(13,198)

					$(100,695)

Option Contracts

Over-the-counter options purchased as of September 30, 2017 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Value	Fair Value
AFLAC, Inc.	Goldman Sachs	Call	85.00	USD	1/19/18	6,458	9,810	$9,810
BP plc	UBS Warburg	Call	40.00	USD	1/18/19	35,706	54,275	54,275
Chevron Corp.	UBS Warburg	Call	125.00	USD	1/18/19	11,322	58,084	58,084
Conocophilips	UBS Warburg	Call	52.50	USD	1/18/19	18,525	78,779	78,779
Euro Stoxx 50 Index	Citigroup	Call	3650.00	EUR	12/15/17	333	13,760	16,261
Euro Stoxx 50 Index	Deutsche Bank	Call	3426.55	EUR	9/21/18	106	26,245	31,016
Exxon Mobil Corp.	UBS Warburg	Call	95.00	USD	1/18/19	7,698	8,641	8,641
Franklin Resources, Inc.	Goldman Sachs	Call	45.00	USD	1/19/18	10,902	17,745	17,745
MetLife, Inc.	Goldman Sachs	Call	52.50	USD	1/19/18	7,529	14,961	14,961
Occidental Petroleum Corp.	UBS Warburg	Call	75.00	USD	1/18/19	16,542	34,306	34,306
Royal Dutch Shell plc	UBS Warburg	Call	60.00	USD	1/18/19	20,381	73,422	73,422
Schlumberger, Ltd.	UBS Warburg	Call	90.00	USD	1/18/19	11,142	12,309	12,309
SPDR Gold Shares(a)	JPMorgan Chase	Call	122.00	USD	10/20/17	9,269	9,954	9,954
SPDR Gold Shares(a)	JPMorgan Chase	Call	120.00	USD	11/17/17	11,386	33,142	33,142
SPDR Gold Shares(a)	Morgan Stanley	Call	120.00	USD	12/15/17	10,750	37,503	37,503
SPDR Gold Shares(a)	Morgan Stanley	Call	120.00	USD	1/19/18	10,799	44,173	44,173
SPDR Gold Shares(a)	Morgan Stanley	Call	130.00	USD	2/16/18	13,501	15,932	15,932
SPDR Gold Shares(a)	Morgan Stanley	Call	127.00	USD	3/16/18	13,457	31,624	31,624
Suncor Energy, Inc.	UBS Warburg	Call	35.00	USD	1/18/19	24,040	77,662	77,662
Synchrony Financial	Goldman Sachs	Call	35.00	USD	1/19/18	12,075	6,351	6,351
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	1700.00	JPY	1/12/18	132,185	4,309,624	38,304
Total SA	UBS Warburg	Call	60.00	USD	1/18/19	24,551	28,947	28,947
Travelers Companies, Inc.	Goldman Sachs	Call	135.00	USD	1/19/18	4,416	3,105	3,105
Wells Fargo & Co.	Goldman Sachs	Call	55.00	USD	1/19/18	15,995	37,265	37,265

Total (Cost $808,148)								$773,571

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Over-the-counter options written as of September 30, 2017 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Value	Fair Value
Pioneer Natural Resources Co.	UBS Warburg	Call	165.00	USD	1/18/19	2,842	(44,547)	$(44,547)
SPDR Gold Shares(a)	Morgan Stanley	Call	135.00	USD	1/19/18	10,799	(4,514)	(4,514)
SPDR Gold Shares(a)	Morgan Stanley	Call	140.00	USD	3/16/18	13,457	(7,536)	(7,536)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	1850.00	JPY	1/12/18	132,185	(467,079)	(4,151)
BP plc	UBS Warburg	Put	25.00	USD	1/18/19	35,706	(13,297)	(13,297)
Chevron Corp.	UBS Warburg	Put	80.00	USD	1/18/19	11,322	(15,611)	(15,611)
Conocophilips	UBS Warburg	Put	35.00	USD	1/18/19	18,525	(18,761)	(18,761)
Euro Stoxx 50 Index	Deutsche Bank	Put	2586.07	EUR	9/21/18	106	(3,259)	(3,852)
Exxon Mobil Corp.	UBS Warburg	Put	60.00	USD	1/18/19	7,698	(8,120)	(8,120)
Occidental Petroleum Corp.	UBS Warburg	Put	45.00	USD	1/18/19	16,542	(22,789)	(22,789)
Royal Dutch Shell plc	UBS Warburg	Put	40.00	USD	1/18/19	20,381	(9,069)	(9,069)
Schlumberger, Ltd.	UBS Warburg	Put	60.00	USD	1/18/19	11,142	(39,013)	(39,013)
SPDR Gold Shares(a)	Morgan Stanley	Put	110.00	USD	1/19/18	10,799	(2,720)	(2,720)
SPDR Gold Shares(a)	Morgan Stanley	Put	115.00	USD	2/16/18	13,501	(12,867)	(12,867)
SPDR Gold Shares(a)	Morgan Stanley	Put	115.00	USD	3/16/18	8,074	(9,204)	(9,204)
Suncor Energy, Inc.	UBS Warburg	Put	25.00	USD	1/18/19	24,040	(18,736)	(18,736)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	1550.00	JPY	1/12/18	132,185	(2,034,823)	(18,086)
Total SA	UBS Warburg	Put	40.00	USD	1/18/19	24,551	(23,795)	(23,795)

Total (Premiums $494,441)								$(276,668)

Over-the-counter currency options purchased as of September 30, 2017 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Value	Fair Value
Brazilian Real Call Currency Option (BRL/USD)	BNP Paribas	Call	3.19	USD	10/27/17	13,340	$14,904
European Dollar Call Currency Option (USD/EUR)	UBS Warburg	Call	1.20	EUR	3/27/18	10,512,801	227,310
European Dollar Call Currency Option (USD/EUR)	Barclays Bank	Call	1.19	EUR	5/18/18	53,161	174,000
European Dollar Call Currency Option (USD/EUR)	UBS Warburg	Call	1.22	EUR	12/20/17	26,772	18,444

Total (Cost $324,961)							$434,658

At September 30, 2017, the Fund’s open over-the-counter interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Value	Fair Value
RTR USD 10Y	Bank of America	Call	2.00	USD	12/7/17	541	$10,909
RTR USD 10Y	Goldman Sachs	Call	2.03	USD	12/7/17	1,082	24,927
30-Year Interest Rate	Goldman Sachs	Put	2.75	USD	5/2/18	126	30,062
5-Year Interest Rate	Deutsche Bank	Put	1.07	JPY	4/4/18	1,006,980	41
RTP EUR 5Y	Goldman Sachs	Put	0.46	EUR	10/3/17	1,060	5

Total (Cost $263,991)							$65,944

At September 30, 2017, the Fund’s open over-the-counter interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Value	Fair Value
RTR EUR 5Y	Goldman Sachs	Put	0.77	EUR	12/7/17	(1,060)	$—
RTP USD 10Y	Goldman Sachs	Put	2.28	USD	12/7/17	(1,082)	(117,362)
RTP USD 10Y	Bank of America	Put	2.40	USD	5/2/18	(541)	(32,118)
RTP USD 5Y	Goldman Sachs	Put	2.81	USD	4/4/18	(702)	(36,485)
5-Year Interest Rate, Pay 6-Month	Goldman Sachs	Put	2.50	USD	10/3/17	(575)	(15,839)

Total (Premiums $124,695)							$(201,804)

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Forward Currency Contracts

At September 30, 2017, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Fair Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Dollar	1,087,650	European Euro	931,000	Goldman Sachs	10/12/17	$1,100,976	$(13,326)
U.S. Dollar	932,472	Australian Dollar	1,264,000	Goldman Sachs	10/12/17	991,074	(58,602)
U.S. Dollar	946,475	Australian Dollar	1,282,000	Jefferies	10/12/17	1,005,188	(58,713)
U.S. Dollar	983,125	New Zealand Dollar	1,430,000	JPMorgan Chase	10/19/17	1,032,197	(49,072)
U.S. Dollar	2,508,522	Australian Dollar	3,164,208	Goldman Sachs	10/20/17	2,480,720	27,801
U.S. Dollar	721,032	European Euro	601,000	UBS Warburg	10/23/17	711,155	9,877
U.S. Dollar	388,035	British Pound	290,000	UBS Warburg	11/20/17	389,144	(1,109)
U.S. Dollar	971,513	New Zealand Dollar	1,340,000	UBS Warburg	12/7/17	966,264	5,250
U.S. Dollar	379,502	Australian Dollar	479,000	Deutsche Bank	12/15/17	375,282	4,220

	8,918,326		10,781,208			$9,052,000	$(133,674)

Long Contracts:
British Pound	2,475,000	U.S. Dollar	3,203,998	JPMorgan Chase	11/16/17	$3,320,758	$116,760
European Euro	931,000	U.S. Dollar	1,059,438	Goldman Sachs	10/12/17	1,100,976	41,538
European Euro	922,000	U.S. Dollar	1,051,781	UBS Warburg	10/19/17	1,090,751	38,970
European Euro	1,238,000	U.S. Dollar	1,493,591	Deutsche Bank	11/16/17	1,466,829	(26,762)
European Euro	2,275,827	U.S. Dollar	2,687,024	UBS Warburg	12/14/17	2,701,072	14,049
European Euro	1,227,000	U.S. Dollar	1,471,848	UBS Warburg	12/14/17	1,456,269	(15,579)
European Euro	1,290,000	U.S. Dollar	1,541,015	National Bank Of Paris	12/15/17	1,531,142	(9,873)
European Euro	1,291,000	U.S. Dollar	1,540,796	UBS Warburg	12/15/17	1,532,329	(8,467)
Japanese Yen	1,803,586	U.S. Dollar	16,053	Citigroup	10/5/17	16,035	(18)
Japanese Yen	113,985,913	U.S. Dollar	1,049,000	Citigroup	10/26/17	1,014,477	(34,523)
Japanese Yen	118,674,542	U.S. Dollar	1,052,000	Barclays Bank	12/7/17	1,058,292	6,292
Japanese Yen	142,621,728	U.S. Dollar	1,272,000	Goldman Sachs	12/14/17	1,272,446	446
Norwegian Krone	3,215,000	U.S. Dollar	404,074	Morgan Stanley	10/27/17	404,023	(51)
European Euro	874,000	Polish Zloty	3,745,003	Deutsche Bank	12/15/17	1,058,949	10,263

	392,824,596		21,587,621			$19,024,348	$133,045

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Swap Agreements

At September 30, 2017, the Fund’s open over-the-counter credit default swap agreements (buy protection) were as follows(b):

Description	Counterparty	Payment Frequency	Implied Credit Spread at September 30, 2017(c)	Expiration Date	Notional Amount(d)	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Airbus SE	Barclays Bank	Quarterly	0.30%	6/20/22	134,950	$(5,326)	$(5,258)	$(68)
Airbus SE	Barclays Bank	Quarterly	0.30%	6/20/22	269,838	(10,650)	(9,778)	(872)
AKZO Nobel	Barclays Bank	Quarterly	0.49%	6/20/22	269,838	(7,707)	(6,753)	(954)
Barrick Gold Corp.	Barclays Bank	Quarterly	0.64%	6/20/22	269,800	(4,449)	(3,591)	(858)
BASF SE	Barclays Bank	Quarterly	0.26%	6/20/22	269,838	(11,224)	(10,542)	(682)
Bayer AG	Barclays Bank	Quarterly	0.32%	6/20/22	269,838	(10,352)	(9,473)	(879)
BP Capital Markets	Barclays Bank	Quarterly	0.42%	6/20/22	269,838	(8,757)	(6,753)	(2,004)
Catepillar	Barclays Bank	Quarterly	0.30%	6/20/22	134,900	(4,316)	(4,245)	(71)
Caterpillar Financial Services	Barclays Bank	Quarterly	0.30%	6/20/22	269,800	(8,630)	(8,031)	(599)
CSX Corp.	Barclays Bank	Quarterly	0.34%	6/20/22	269,900	(8,137)	(9,104)	967
Deere & Co.	Barclays Bank	Quarterly	0.28%	6/20/22	269,800	(8,902)	(9,416)	514
Dow Chemical Co.	Barclays Bank	Quarterly	0.44%	6/20/22	269,800	(6,901)	(6,476)	(425)
General Electric Co.	Barclays Bank	Quarterly	0.35%	6/20/22	269,800	(8,001)	(8,033)	32
International Paper Co.	Barclays Bank	Quarterly	0.48%	6/20/22	269,900	(6,438)	(7,100)	662
Norfolk Southern	Barclays Bank	Quarterly	0.29%	6/20/22	269,800	(8,748)	(9,543)	795
Royal Dutch Shell plc	Barclays Bank	Quarterly	0.32%	6/20/22	269,838	(10,370)	(8,562)	(1,808)
Royal Dutch Shell plc	Barclays Bank	Quarterly	0.32%	6/20/22	134,950	(5,186)	(4,715)	(471)
Saint-Gobain	Barclays Bank	Quarterly	0.41%	6/20/22	269,838	(8,937)	(8,259)	(678)
Sherwin-Williams	Barclays Bank	Quarterly	0.59%	6/20/22	134,900	(2,527)	(2,816)	289
Southwest Airlines Co.	Barclays Bank	Quarterly	0.47%	6/20/22	269,800	(6,531)	(8,033)	1,502
Statoil ASA	Barclays Bank	Quarterly	0.19%	6/20/22	269,838	(12,281)	(10,695)	(1,586)
Volkswagen	Barclays Bank	Quarterly	0.69%	6/20/22	269,838	(4,655)	(5,855)	1,200

						$(169,025)	$(163,031)	$(5,994)

At September 30, 2017, the Fund’s open centrally cleared credit default swap agreements (sell protection) were as follows(b):

Description	Clearing Agent	Payment Frequency	Implied Credit Spread at September 30, 2017(c)	Expiration Date	Notional Amount(d)	Fixed Rate	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with Series 29	JPMorgan Chase	Quarterly	3.26%	12/20/22	662,966	5.00%	$(50,303)	$(50,403)	$100

							$(50,303)	$(50,403)	$100

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

At September 30, 2017, the Fund’s open over-the-counter currency swap agreements were as follows:

Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
Pay	1.963%	3/15/18	Bank of America	131,550,000	JPY	$(9,244)	$(9,244)
Pay	1.838%	3/15/18	Bank of America	86,950,000	JPY	(975)	(975)
Pay	2.012%	10/15/18	Bank of America	273,450,000	JPY	210,644	210,644

						$200,425	$200,425

At September 30, 2017, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Description and terms of payments to be received from another party	Description and terms of payments to be paid to another party	Expiration Date	Clearing Agent	Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
6-Month Euro Interbank Offer Rate (EURIBOR) Semi-annually	Fixed 0.415% Annually	3/7/23	JPMorgan Chase	4,684,846	EUR	$63	$(16,918)	$(16,981)
Fixed 2.403% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	3/7/23	JPMorgan Chase	5,293,612	USD	67	74,974	74,907
6-Month Euro Interbank Offer Rate (EURIBOR) Semi-annually	Fixed 0.373% Annually	8/15/26	JPMorgan Chase	1,778,707	EUR	29	72,365	72,335
3-Month U.S. Dollar LIBOR BBA Quarterly	Fixed 3.027% Semi-annually	4/19/27	JPMorgan Chase	7,040,414	USD	—	(132,716)	(132,716)

							$(2,295)	$(2,455)

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

At September 30, 2017, the Fund’s open over-the-counter total return swap agreements were as follows:

Pay/ Receive	Description	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	101,700	EUR	$11,700
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	147,518	EUR	16,170
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	122,040	EUR	32,901
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	60,300	EUR	17,301
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	131,430	EUR	36,565
Pay	EURO Stoxx 50 Index Dividends December Futures	12/27/19	BNP Paribas SA	92,430	EUR	23,612
Pay	EURO Stoxx 50 Index Dividends December Futures	12/17/20	BNP Paribas SA	51,650	EUR	8,568
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	29,100	EUR	8,615
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	106,900	EUR	17,018
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	109,300	EUR	17,372
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	28,920	EUR	8,828
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	67,410	EUR	20,681
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	28,860	EUR	8,899
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	106,700	EUR	31,589
Pay	EURO Stoxx 50 Index Dividends December Futures	12/23/20	BNP Paribas SA	28,800	EUR	8,970
Pay	EURO Stoxx 50 Index Dividends December Futures	12/17/21	BNP Paribas SA	53,400	EUR	6,500
Pay	EURO Stoxx 50 Index Dividends December Futures	12/17/21	BNP Paribas SA	56,450	EUR	2,895
Pay	EURO Stoxx 50 Index Dividends December Futures	12/16/22	BNP Paribas SA	32,850	EUR	1,595
Pay	EURO Stoxx 50 Index Dividends December Futures	12/16/22	BNP Paribas SA	55,400	EUR	1,891
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/22	BNP Paribas SA	54,450	EUR	3,014
Pay	NIKKEI 225 Dividend Index E-Mini April Futures	4/3/23	JPMorgan Chase	4,280,000	JPY	551
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	19,830,600	JPY	21,859
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	20,025,000	JPY	20,132
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	20,514,000	JPY	32,317
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	10,560,000	JPY	13,465
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	10,312,500	JPY	15,665
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	13,960,000	JPY	27,660
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	17,000,000	JPY	38,576
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	10,488,000	JPY	20,585
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	15,520,000	JPY	14,754
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	7,655,000	JPY	8,310
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	3,855,000	JPY	3,911
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	4,215,000	JPY	711
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	3,880,000	JPY	3,689
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	7,970,000	JPY	6,364
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	4,260,000	JPY	738
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	15,720,000	JPY	14,683
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	7,950,000	JPY	6,542
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/23	BNP Paribas SA	4,230,000	JPY	995
Pay	S&P 500 Index Dividends December Futures	12/21/18	BNP Paribas SA	257,125	USD	33,825
Pay	S&P 500 Index Dividends December Futures	12/17/20	Goldman Sachs	107,944	USD	18,619
Pay	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas SA	133,513	USD	25,163

						$613,798

(a)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(b)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.
(c)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(d)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (99.5%):
Aerospace & Defense (0.1%):
1,236	Aselsan Elektronik Sanayi Ve Ticaret AS	$9,142
20,000	AviChina Industry & Technology Co., Ltd.	12,113
10,593	Bharat Electronics, Ltd.	26,469
4,100	Embraer SA, ADR	92,701
650	Korea Aerospace Industries, Ltd.	24,883
174	S&T Dynamics Co., Ltd.*	1,234
2	Samsung Techwin Co., Ltd.*	58

		166,600

Air Freight & Logistics (0.1%):
39	Blue Dart Express, Ltd.	2,472
513	Hanjin Transportation Co., Ltd.	13,400
247	Hyundai Glovis Co., Ltd.	31,898
26,000	Sinotrans, Ltd.	13,259

		61,029

Airlines (0.8%):
20,000	Air China, Ltd.	16,626
60,200	AirAsia Berhad	49,203
3,987	Asiana Airlines, Inc.*	14,756
15,130	Cebu Air, Inc.	32,679
70,000	China Airlines, Ltd.*	26,462
26,000	China Eastern Airlines Corp., Ltd., Class H	12,819
443	China Southern Airlines Co., Ltd., ADR	15,226
18,000	China Southern Airlines Co., Ltd., Class H	12,418
14,200	Controladora Vuela Compania de Aviacion SAB de C.V., Class A*	16,816
49,749	Eva Airways Corp.	24,324
16,124	Grupo Aeromexico SAB de C.V.*	29,759
472	Hanjin Kal Corp.*	8,709
1,305	Korean Air Lines Co., Ltd.*	35,198
4,266	Latam Airlines Group SA, ADR	56,525
37,400	Thai Airways International Public Co., Ltd.*	20,411
16,783	Turk Hava Yollari Anonim Ortakligi*	41,231

		413,162

Auto Components (1.4%):
6,717	Apollo Tyres, Ltd.	25,345
1,368	Balkrishna Industries, Ltd.	35,737
5,178	Bharat Forge, Ltd.	46,694
50	Bosch, Ltd.	15,732
1,215	Ceat, Ltd.	31,949
22,000	Chaowei Power Holdings, Ltd.	12,764
28,000	Cheng Shin Rubber Industry Co., Ltd.	56,133
1,000	Cub Elecparts, Inc.	11,765
5,000	Depo Auto Parts Industries Co., Ltd.	13,240
6,474	Exide Industries, Ltd.	20,451
49	Global & Yuasa Battery Co., Ltd.	1,528
1,436	Hankook Tire Co., Ltd.	75,504
5,319	Hota Industrial Manufacturing Co., Ltd.	25,144
3,000	Hu Lane Associate, Inc.	16,873
403	Hyundai Mobis Co., Ltd.	84,471
434	Hyundai Wia Corp.	24,742
13,923	Kenda Rubber Industrial Co., Ltd.	19,637
3,107	Kumho Tire Co., Inc.*	16,308
133	Mando Corp.	7,307
274	Mando Corp.	61,044
10,537	Metair Investments, Ltd.	14,168
2,000	Minth Group, Ltd.	10,498
9,355	Motherson Sumi Systems, Ltd.	48,203
33	Mrf, Ltd.	31,845

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
13,000	Nan Kang Rubber Tire Co., Ltd.	$11,620
446	Nexen Tire Corp.	5,163
25,000	Nexteer Automotive Group, Ltd.	43,018
1,045	Pyeong Hwa Automotive Co., Ltd.	9,041
5,900	Rassini, S.A.B. de C.V., Class A	12,069
549	S&T Motiv Co., Ltd.	23,045
737	SL Corp.	11,974
18,200	Sri Trang Agro-Industry Public Co., Ltd.	6,932
1,653	Sungwoo Hitech Co., Ltd.	8,769
1,581	TI Financial Holdings, Ltd.	13,667
24,000	Tianneng Power International, Ltd.	24,859
10,000	Tong Yang Industry Co., Ltd.	20,460
1,581	Tube Investments of India Ltd.*(a)(b)	5,887
2,000	Tung Thih Electronic Co., Ltd.	13,124
11,000	TYC Brother Industrial Co., Ltd.	11,740
26	WABCO India, Ltd.	2,386

		930,836

Automobiles (1.9%):
19,500	Baic Motor Corp. Ltd.(c)	18,549
829	Bajaj Auto, Ltd.	39,542
2,000	Brilliance China Automotive Holdings, Ltd.	5,376
4,000	BYD Co., Ltd., Class H	37,331
14,000	China Motor Corp.	12,360
32,000	Dongfeng Motor Corp., Series H	42,418
10,700	DRB-HICOM Berhad	4,138
1,334	Ford Otomotiv Sanayi AS	17,081
60,000	Geely Automobile Holdings, Ltd.	169,882
28,500	Great Wall Motor Co.(a)	35,293
530	Hero MotoCorp, Ltd.	30,713
954	Hyundai Motor Co.	125,499
2,261	Kia Motors Corp.	62,510
3,781	Mahindra & Mahindra, Ltd., GDR	72,988
1,029	Maruti Suzuki India, Ltd.	125,886
160,100	PT Astra International Tbk	93,936
10,000	Sanyang Industry Co., Ltd.	7,030
29,039	Tata Motors, Ltd.*	178,530
4,665	Tvs Motor Co., Ltd.	47,140
14,900	UMW Holdings Berhad*	19,600
18,000	Yulon Motor Co., Ltd.	15,420

		1,161,222

Banks (11.6%):
16,900	Affin Holdings Berhad	10,170
173,000	Agricultural Bank of China, Ltd.	77,793
5,046	Akbank T.A.S.	13,334
1,674	Alior Bank SA*	31,436
28,700	Alliance Financial Group Berhad	26,517
21,400	AMMB Holdings Berhad	22,100
1,660	Axis Bank, Ltd.	64,076
6,055	Banco Bradesco SA	63,959
23,569	Banco Bradesco SA, ADR	260,909
444	Banco de Chile, ADR	40,479
564	Banco de Credito e Inversiones	35,700
6,100	Banco do Brasil SA	67,324
5,800	Banco do Esrado do Rio Grande do Sul SA, Class B	32,034
1,391	Banco Santander Brasil SA	12,154
1,433	Banco Santander Chile, ADR	42,575
790	Bancolombia SA, ADR	36,174
11,490	Bank Millennium SA*	22,112
8,715	Bank of Baroda	18,418
546,000	Bank of China, Ltd.	270,063
20,000	Bank of Chongqing Co., Ltd., Class H	16,306
32,000	Bank of Communications Co., Ltd., Class H	23,410

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
11,030	Bank of India*	$23,345
3,440	Bank of the Philippine Islands	6,736
502	Bank Pekao SA	17,620
341	Bank Zachodni WBK SA	32,703
11,009	Banregio Grupo Financiero SAB de C.V.	65,581
8,434	Barclays Africa Group, Ltd.	86,747
15,328	BDO Unibank, Inc.	39,441
7,896	BNK Financial Group, Inc.	69,045
2,317	Canara Bank, Ltd.	10,928
955	Capitec Bank Holdings, Ltd.	60,650
54,781	Chang Hwa Commercial Bank	29,655
61,000	China Citic Bank Co., Ltd.	38,856
535,000	China Construction Bank	445,793
159,000	China Development Financial Holding Corp.	47,755
31,000	China Everbright Bank Co., Series H	14,353
27,000	China Merchants Bank Co., Ltd.	95,265
30,500	China Minsheng Banking Corp., Ltd.	28,044
159,944	Chinatrust Financial Holding Co., Ltd.	100,246
32,000	Chongqing Rural Commercial Bank Co., Ltd.	20,344
18,045	CIMB Group Holdings Berhad	26,951
12,534	Commercial International Bank Egypt SAE, GDR	56,972
1,120	Credicorp, Ltd.	229,622
8,352	Dcb Bank, Ltd.	23,266
2,129	DGB Financial Group, Inc.	19,553
67,782	E.Sun Financial Holding Co., Ltd.	40,497
9,000	EnTie Commercial Bank	3,738
80,263	Far Eastern International Bank	25,061
25,419	Federal Bank, Ltd.	43,972
99,346	First Financial Holdings Co., Ltd.	63,827
2,676	Grupo Aval Acciones y Valores SA, ADR	24,004
1,028	Grupo Elektra, SAB de C.V.	46,586
13,980	Grupo Financiero Banorte SAB de C.V.	96,272
27,019	Grupo Financiero Inbursa SAB de C.V., Class O	49,406
5,152	Grupo Financiero Interacciones SAB de C.V.	30,761
2,961	Grupo Financiero Santander Mexico SAB de C.V., Class B, ADR	29,876
44,282	Grupo Security SA	18,696
2,580	Hana Financial Holdings Group, Inc.	106,872
7,684	Hong Leong Bank Berhad	28,878
6,680	Hong Leong Financial Group Berhad	26,250
105,396	Hua Nan Financial Holdings Co., Ltd.	57,231
20,322	ICICI Bank, Ltd.	86,356
22,777	Idbi Bank, Ltd.*	18,258
2,401	Indian Bank	9,650
1,203	IndusInd Bank, Ltd.	31,045
490,000	Industrial & Commercial Bank of China	366,058
3,544	Industrial Bank of Korea (IBK)	44,591
412	ING Bank Slaski SA*	23,130
2,289	Itau Corpbanca, ADR	31,817
39,597	Itau Unibanco Banco Multiplo SA, ADR	542,479
3,960	Itau Unibanco Holding SA	48,145
4,150	JB Financial Group Co., Ltd.	21,756
9,906	Karnataka Bank, Ltd.	21,513
1,585	Karur Vysya Bank, Ltd.	3,510

Shares		Fair Value
Common Stocks, continued
Banks, continued
11,500	Kasikornbank Public Co., Ltd.	$71,521
1,280	KB Financial Group, Inc., ADR	62,758
704	KB Financial Group, Inc.	34,571
25,000	King’s Town Bank	26,431
620	Komercni Banka AS	27,127
3,158	Kotak Mahindra Bank, Ltd.	48,526
54,800	Krung Thai Bank Public Co., Ltd.	30,915
124,300	LH Financial Group Public Co., Ltd.	6,748
33,492	Malayan Banking Berhad	75,618
234	mBank SA*	26,888
64,871	Mega Financial Holdings Co., Ltd.	50,837
10,930	Metropolitan Bank & Trust	18,627
3,537	Nedcor, Ltd.^	53,015
1,810	OTP Bank Nyrt	67,958
9,580	Philippine National Bank*	11,159
4,627	Powszechna Kasa Oszczednosci Bank Polski SA*	44,850
54,100	PT Bank Central Asia Tbk	81,597
86,000	PT Bank Danamon Indonesia Tbk	33,226
108,000	PT Bank Mandiri Tbk	54,057
66,500	PT Bank Negara Indonesia Tbk	36,552
80,800	PT Bank Pan Indonesia Tbk*	6,840
76,400	PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	14,758
138,000	PT Bank Rakyat Indonesia Tbk	156,883
123,400	PT Bank Tabungan Negara Tbk	28,873
35,100	Public Bank Berhad	169,978
19	RHB Capital Berhad(b)	23
11,873	Sberbank of Russia, ADR	169,428
3,341	Shinhan Finnancial Group Co., Ltd., ADR	148,006
7,800	Siam Commercial Bank Public Co., Ltd.	35,842
68,723	SinoPac Financial Holdings Co., Ltd.	20,602
53,375	South Indian Bank, Ltd.	23,120
13,292	Standard Bank Group, Ltd.	155,202
1,013	State Bank of India, GDR	39,368
81,435	Taichung Commercial Bank Co., Ltd.	25,930
92,830	Taishin Financial Holding Co., Ltd.	39,982
116,044	Taiwan Business Bank	31,629
70,534	Taiwan Cooperative Financial Holding Co., Ltd.	36,436
20,600	Thanachart Capital Public Co., Ltd.	30,137
3,859	The Jammu & Kashmir Bank, Ltd.*	4,351
304,300	TMB Bank Public Co., Ltd.	23,001
20,734	Turkiye Garanti Bankasi AS	56,403
4,117	Turkiye Halk Bankasi AS	14,015
19,903	Turkiye Is Bankasi AS, Class C	37,925
36,629	Turkiye Sinai Kalkinma Bankasi AS	14,303
17,464	Turkiye Vakiflar Bankasi T.A.O., Class D	30,780
4,181	UCO Bank*	1,917
10,503	Union Bank of India*	20,462
27,560	Union Bank of Taiwan	8,108
15,477	VTB Bank OJSC, GDR	33,291
5,313	Woori Bank	82,771
11,245	Yapi ve Kredi Bankasi AS*	13,654
15,610	Yes Bank, Ltd.	83,685

		7,137,433

Beverages (1.5%):
58,427	Ambev SA, ADR	385,034
2,470	Anadolu Efes Biracilik ve Malt Sanayii AS	14,510
5,326	Arca Continental SAB de C.V.	36,367
8,100	Carlsberg Brewery Malaysia Berhad	28,478
19,333	China Resources Enterprises, Ltd.	52,435

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Beverages, continued
482	Coca-Cola Femsa SAB de C.V., ADR	$37,177
2,108	Coca-Cola Icecek AS	22,072
1,728	Compania Cervecerias Unidas SA, ADR	46,535
763	Distell Group, Ltd.	7,203
1,016	Embotelladora Andina SA, Class B, ADR	27,981
706	Fomento Economico Mexicano SAB de C.V., ADR	67,443
7,400	Guinness Anchor Berhad	32,590
13,000	Hey Song Corp.	13,340
3	Lotte Chilsung Beverage Co., Ltd.(a)	3,549
106	Muhak Co., Ltd.	1,681
9,720	Organizacion Cultiba SAB de C.V.	8,623
2,000	Tsingtao Brewery Co., Ltd., Class H	7,677
1,491	United Breweries, Ltd.	18,772
925	United Spirits, Ltd.*	34,017
1,100	Vina Concha y Toro SA, ADR	36,443

		881,927

Biotechnology (0.4%):
6,375	Biocon, Ltd.	32,553
37	Cell Biotech Co., Ltd.	1,274
660	Celltrion, Inc.*	82,129
519	Green Cross Holdings Corp.	17,323
130	Medy-Tox, Inc.	56,247

		189,526

Building Products (0.1%):
31,000	China Lesso Group Holdings, Ltd.	21,174
714	IS Dongseo Co., Ltd.	20,492
1,328	Kajaria Ceramics, Ltd.	14,425
55	KCC Corp.	18,008
241	LG Hausys, Ltd.	18,775
20,964	Sintex Industries, Ltd.	8,664
30,444	Taiwan Glass Industry Corp.*	15,561

		117,099

Capital Markets (1.3%):
9,897	BM&F Bovespa SA	74,602
18,116	Bolsa Mexicana de Valores SA	30,241
15,800	Bursa Malaysia Berhad	37,429
79,000	Capital Securities Corp.	26,448
38,000	China Bills Finance Corp.	18,557
94,000	China Cinda Asset Management Co., Ltd., Class H	34,852
18,000	China Everbright, Ltd.	41,425
6,000	Citic Securities Co., Ltd.	13,232
7,439	Coronation Fund Managers, Ltd.	37,032
137	Credit Analysis & Research, Ltd.	2,865
264	Crisil, Ltd.	7,368
4,413	Daewoo Securities Co., Ltd.	38,106
1,533	Daishin Securities Co., Ltd.	17,742
10,902	Edelweiss Financial Services, Ltd.	44,948
16,800	Haitong Securities Co., Ltd.	27,243
2,603	Hanwha Investment & Securities Co., Ltd.*	6,417
4,000	Huatai Securities Co., Ltd., Class H(c)	8,891
4,088	IIFL Holdings, Ltd.	38,080
4,272	Investec, Ltd.	30,942
37,459	Jih Sun Financial Holdings Co., Ltd.	8,951
2,838	JSE, Ltd.	25,977
877	Korea Investment Holdings Co., Ltd.	46,900
5,845	Macquarie Korea Infrastructure Fund	43,394
38,295	MasterLink Securities Corp.	10,553
6,404	Meritz Securities Co., Ltd.	24,730

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
2,377	NH Investment & Securities Co., Ltd.	$28,385
11,682	Peregrine Holdings, Ltd.	25,294
5,367	President Securities Corp.	2,527
852	Samsung Securities Co., Ltd.	25,814
22	Shinyoung Securities Co., Ltd.	1,095
22,916	Waterland Financial Holdings Co., Ltd.	6,863
47,965	Yuanta Financial Holding Co., Ltd.	20,673
1,321	Yuanta Securities Korea Co., Ltd.*	3,873

		811,449

Chemicals (3.4%):
1,032	Aarti Industries Ltd.	14,114
2,422	AECI, Ltd.	18,188
210	AK Holdings, Inc.	11,905
230	Akzo Nobel India, Ltd.	6,802
22,113	Alpek SAB de C.V.	23,078
3,044	Asian Paints, Ltd.	52,765
641	Atul, Ltd.	23,470
2,536	Berger Paints India, Ltd.	9,521
2,276	Castrol (India), Ltd.	12,428
50,000	China BlueChemical, Ltd., Class H	16,299
64,000	China Man-Made Fiber Corp.*	17,989
53,000	China Petrochemical Development Corp.*	24,305
3,000	China Steel Chemical Corp.	11,586
29,757	China Synthetic Rubber Corp.	44,187
1,811	Coromandel International, Ltd.	12,004
87,100	D&L Industries, Inc.	17,322
1,084	Dongjin Semichem Co., Ltd.	17,908
52,000	Dongyue Group, Ltd.	32,415
24,948	Eternal Materials Co., Ltd.	25,389
24,000	Everlight Chemical Industrial Corp.	14,896
543	Finolex Industries, Ltd.	5,285
2,397	Foosung Co., Ltd.*	21,355
23,000	Formosa Chemicals & Fibre Corp.	70,011
15,000	Formosa Plastics Corp.	45,463
7,290	Formosan Rubber Group, Inc.	3,679
27,000	Fufeng Group, Ltd.	18,500
22,000	Grand Pacific Petrochemical Corp.	16,513
1,098	Grupa Azoty SA, ADR	24,059
697	Gujarat Fluorochemicals, Ltd.	7,233
1,843	H.S. Industries Co., Ltd.	15,495
140	Hansol Chemical Co., Ltd.	8,918
1,957	Hanwha Chemical Corp.	55,666
191	Huchems Fine Chemical Corp.	3,998
486	Hyosung Corp.	61,717
23,600	Indorama Ventures Public Co., Ltd.	29,911
1,072	Kansai Nerolac Paints, Ltd.	7,947
478	Kolon Industries, Inc.	29,617
74	Korea Petrochemical Industry Co., Ltd.	16,038
179	Kumho Petrochemical Co., Ltd.	11,276
11,000	LCY Chemical Corp.	14,684
457	LG Chem, Ltd.	157,023
185	Lotte Chemical Corp.	61,219
23,536	Mexichem SAB de C.V.	62,067
30,000	Nan Ya Plastics Corp.	73,920
343	OCI Co., Ltd.	30,725
200	OCI Materials Co., Ltd.	30,939
2,670	Omnia Holdings, Ltd.	27,457
9,000	Oriental Union Chemical Corp.	7,238
18,756	Petkim Petrokimya Holding AS	31,558
24,700	Petronas Chemicals Group Berhad	42,698
1,007	PI Industries, Ltd.	11,433
2,178	Pidilite Industries, Ltd.	26,540
5,000	PT Barito Pacific Tbk*	741

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
18,400	PTT Global Chemical Public Co., Ltd.	$42,572
614	Samsung Fine Chemicals Co., Ltd.	22,208
5,355	Sasol, Ltd., ADR	147,423
11,600	Scientex Berhad	24,171
24,000	Shinkong Synthetic Fibers Corp.	7,212
82,000	Sinofert Holdings, Ltd.*	14,936
418	Sinopec Shanghai Petrochemical Co., Ltd., ADR	25,005
20,964	Sintex Plastics Technology, Ltd.*	29,177
78	SK Chemicals Co., Ltd.	4,459
846	Sociedad Quimica y Minera de Chile SA, ADR	47,088
1,185	Songwon Industrial Co., Ltd.	19,061
268	Soulbrain Co., Ltd.	15,989
1,005	Supreme Industries, Ltd.	16,966
1,000	Swancor Holdings Co., Ltd.	2,544
18,165	Synthos SA	25,602
22	Taekwang Industrial Co., Ltd.	21,534
14,000	Taiwan Fertilizer Co., Ltd.	18,142
29,000	Taiwan Styrene Monomer	18,666
22,000	TSRC Corp.	23,228
46,125	Upc Technology Corp.	24,597
7,103	UPL, Ltd.	84,793
33,660	USI Corp.	16,557

		2,089,424

Commercial Services & Supplies (0.2%):
63	3M India, Ltd.*	13,810
32,000	China Everbright International, Ltd.	40,281
5,000	Cleanaway Co., Ltd.	28,046
343	Novus Holdings, Ltd.	166
155	S1 Corp.	12,075
9,000	Taiwan Secom Co., Ltd.	26,423
8,000	Taiwan-Sogo ShinKong Security Corp.	10,263
1,980	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	12,536

		143,600

Communications Equipment (0.3%):
9,000	Accton Technology Corp.	29,032
1,000	Advanced Ceramic X Corp.	13,958
17,000	BYD Electronic International Co., Ltd.	50,466
69,600	China Fiber Optic Network System Group, Ltd.*(a)(b)	1,170
42,000	D-Link Corp.	15,292
13,000	Sercomm Corp.	35,117
1,467	Sterlite Technologies, Ltd.	5,035
1,416	Texcell-NetCom Co., Ltd.*	11,508
7,572	Wistron NeWeb Corp.	21,788
2,000	Zinwell Corp.	1,829

		185,195

Construction & Engineering (1.3%):
971	Ashoka Buildcon, Ltd.	2,798
24,450	Aveng, Ltd.*	5,257
28,000	BES Engineering Corp.	6,111
515	Budimex SA	30,940
39,000	China Communications Construction Co., Ltd.	48,766
21,000	China Machinery Engineering Corp.	13,151
16,500	China Railway Contstruction Corp., Ltd.	20,965
15,000	China Railway Group, Ltd.	12,440
15,600	China Singyes Solar Technologies Holdings, Ltd.	5,213

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
22,000	China State Construction International Holdings, Ltd.	$32,087
16,000	CTCI Corp.	25,714
363	Daelim Industrial Co., Ltd.	25,406
102	e Tec E&C Ltd.	12,077
78,200	Ekovest Berhad	20,224
37,002	Empresas ICA SAB de C.V.*(a)	3,008
1,205	GS Engineering & Construction Corp.*	28,079
320	Hyandai Development Co.	9,980
1,142	Hyundai Engineering & Construction Co., Ltd.	38,305
51,500	IJM Corporation Berhad	40,267
28,675	Impulsora del Desarrollo y el Empleo en America Latina SAB de C.V.*	53,553
3,941	IRB Infrastructure Developers, Ltd.	12,869
6,030	Larsen & Tourbo, Ltd., Class S, GDR	105,428
2,000	Metallurgical Corporation of China, Ltd., Series H^	659
20,858	Murray & Roberts Holdings, Ltd.	24,722
5,084	NCC, Ltd.	6,479
120,300	PT Adhi Karya Persero Tbk	17,900
117,918	PT Pembangunan Perumahan Persero Tbk	20,269
211,300	PT Surya Semesta Internusa Tbk	9,202
105,000	PT Wijaya Karya Persero Tbk	13,978
4,248	Sadbhav Engineering, Ltd.	19,161
25,000	Sinopec Engineering Group Co., Ltd.	22,066
2,990	Sunway Construction Group Berhad	1,615
1,031	Taeyoung Engineering & Construction*	7,620
24,900	Unique Engineering & Construction Public Co., Ltd.	13,834
4,000	United Integrated Services Co., Ltd.	6,779
3,558	Voltas, Ltd.	27,606
27,762	WCT Holdings Berhad*	11,523
2,230	Wilson Bayly Holmes-Ovcon, Ltd.	24,253

		780,304

Construction Materials (1.2%):
669	ACC, Ltd.	16,975
3,011	Akcansa Cimento AS	9,419
2,920	Ambuja Cements, Ltd.	11,914
5,000	Anhui Conch Cement Co., Ltd.	20,002
35,000	Asia Cement Corp.	30,916
37,000	BBMG Corp.	18,812
1,772	Birla Corp., Ltd.	24,425
6,902	Cemex Latam Holdings SA*	27,159
14,291	Cemex SAB de C.V., ADR*	129,762
70,000	China National Buildings Material Co., Ltd.	48,653
50,000	China Resources Cement Holdings, Ltd.	30,762
2,324	Cimsa Cimento Sanayi ve Ticaret AS	9,254
568	Dalmia Bharat, Ltd.	22,423
63,000	Goldsun Building Materials Co., Ltd.*	18,955
1,359	Grasim Industries, Ltd.	23,611
30	Hanil Cement Co., Ltd.	3,080
27,300	Holcim Philippines, Inc.	6,676
22	Hyundai Cement Co.*	450
13,528	India Cements, Ltd.	35,816
9,900	Lafarge Malaysia Berhad*	15,854
73,801	PPC, Ltd.*	34,671
20,300	PT Indocement Tunggal Prakarsa Tbk	28,628
36,400	PT Semen Indonesia (Persero) Tbk	27,452
34	Shree Cement, Ltd.	9,673

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
19	Siam City Cement Public Co., Ltd.	$161
36,000	Taiwan Cement Corp.	40,134
78,000	TCC International Holdings, Ltd.(a)(b)	36,147
1,782	The Ramco Cements, Ltd.	18,926
4,300	The Siam Cement Public Co., Ltd.	64,527
7,780	Tongyang, Inc.	12,477
142,600	TPI Polene PCL	9,581
345	Ultra Tech Cement, Ltd.	20,378
11,443	Universal Cement Corp.	8,701

		816,374

Consumer Finance (0.4%):
720	Bajaj Finance, Ltd.	20,333
165	Bharat Financial Inclusion, Ltd.*	2,401
1,439	Cholamandalam Investment And Finance Co., Ltd.	24,073
13,000	Gentera SAB de C.V.	21,065
523	Kruk SA	42,084
5,400	Krungthai Card Public Co., Ltd.	18,323
6,036	Magma Fincorp, Ltd.	15,748
3,968	Mahindra & Mahindra Financial Services	25,105
9,321	Manappuram Finance, Ltd.	13,879
653	Muthoot Finance, Ltd.	4,749
3,693	Reliance Home Finance, Ltd.*	5,618
209	Samsung Card Co., Ltd.	6,733
680	Shriram City Union Finance, Ltd.	21,421
1,293	Shriram Transport Finance	20,959
188	Sundaram Finance, Ltd.	4,865
5,000	Taiwan Acceptance Corp.	16,784

		264,140

Containers & Packaging (0.2%):
7,000	Cheng Loong Corp.	4,130
37,000	Greatview Aspetic Packaging Co., Ltd.	22,727
5,100	Klabin SA	29,827
5,174	Mpact, Ltd.	9,828
22,427	Nampak, Ltd.*	29,212
15,000	Taiwan Hon Chuan Enterprise Co., Ltd.	27,246

		122,970

Distributors (0.1%):
5,943	Imperial Holdings, Ltd.	84,077

Diversified Consumer Services (0.3%):
7,283	Advtech, Ltd.	9,525
6,218	Estacio Participacoes SA	60,811
18,000	Fu Shou Yuan International Group, Ltd.	11,852
14,587	Kroton Educacional SA	91,990
297	New Oriental Education & Technology Group, Inc., ADR	26,213
1,200	TAL Education Group, ADR	40,453
597	Tarena International, Inc., ADR	8,686

		249,530

Diversified Financial Services (1.0%):
1,902	Aditya Birla Capital, Ltd.*	5,351
1,970	Ayala Corp.	37,637
533	Bajaj Holdings And Investment, Ltd.	22,818
18,680	Chailease Holding Co., Ltd.	45,164
30,000	Far East Horizon, Ltd.	28,220
60,039	FirstRand, Ltd.	231,208
33,000	Fubon Financial Holdings Co., Ltd.	51,595
945	GT Capital Holdings, Inc.	21,613

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
7,641	IFCI, Ltd.*	$2,709
14,557	L&t Finance Holdings, Ltd.	43,623
348	Meritz Financial Group, Inc.	5,003
232,500	Metro Pacific Investments Corp.	30,681
422	NICE Holdings Co., Ltd.	6,414
1,950	Nice Information Service Co., Ltd.	14,077
17,218	Power Finance Corp., Ltd.	32,269
2,007	PSG Group, Ltd.	34,724
3,693	Reliance Capital, Ltd.	33,169
13,298	Rural Electrification Corp., Ltd.	31,235
2,402	SREI Infrastucture Finance, Ltd.	3,784

		681,294

Diversified Telecommunication Services (1.6%):
63,000	Asia Pacific Telecom Co., Ltd.*	21,234
33,142	Axtel SAB de C.V.*	7,846
5,126	Bharti Infratel, Ltd.	31,282
34,000	China Communications Services Corp., Ltd.	17,548
637	China Telecom Corp., Ltd., ADR	32,564
18,000	China Telecom Corp., Ltd., Class H	9,205
4,785	China Unicom (Hong Kong), Ltd., ADR*	67,134
80,000	China Unicom (Hong Kong), Ltd.*	111,911
4,007	Chunghwa Telecom Co., Ltd., ADR	136,679
70,754	Jasmine International PCL	17,429
4,168	LG Uplus Corp.	48,619
3,992	Magyar Telekom Telecommunications plc	7,270
11,536	Netia SA	12,096
1,985	O2 Czech Republic AS	24,381
8,635	Orange Polska SA*	12,539
5,120	PT Telekomunik Indonesia Persero Tbk, ADR	175,616
78,300	PT Tower Bersama Infrastructure Tbk	38,250
2,225	Rostelecom, ADR	16,688
5,200	Samart Telcoms Public Co., Ltd.	2,495
939	Tata Communications, Ltd.	9,858
3,362	Telefonica Brasil SA, ADR^	53,254
21,900	Telekom Malaysia Berhad	33,772
27,916	Telesites SAB*	21,498
9,952	Telkom SA SOC, Ltd.	43,600
166,924	True Corp. Public Co., Ltd.*	30,597

		983,365

Electric Utilities (1.9%):
2,000	Alupar Investimento SA	11,817
3,266	Centrais Electricas Brasileiras SA, ADR^	23,450
3,489	Centrais Electricas Brasileiras SA, ADR*	21,632
1,597	CESC, Ltd.	24,129
1,023	CEZ	20,552
14,978	Companhia Energetica de Minas Gerais, ADR	37,145
4,205	Companhia Paranaense de Energia, ADR	37,256
1,769	CPFL Energia SA, ADR	30,356
17,871	E.CL SA	38,531
10,066	EDP - Energias do Brasil SA	48,253
9,559	Enea SA	38,850
4,132	Energa SA	15,185
10,707	Enersis Chile SA, ADR	64,242
10,156	Enersis SA, ADR	103,793
4,700	Equatorial Energia SA	91,084
20,840	First Philippine Holdings Corp.	27,877

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
8,067	Interconexion Electrica SA ESP	$37,630
5,734	Korea Electric Power Corp., ADR^	96,102
2,200	Light SA*	13,603
3,800	Manila Electric Co.	21,174
14,679	PGE SA*	53,699
16,884	Power Grid Corp. of India, Ltd.	54,631
3,165	Reliance Infrastructure, Ltd.	22,605
24,460	Tata Power Co., Ltd.	29,256
39,533	Tauron Polska Energia SA*	40,651
32,400	Tenega Nasional Berhad	110,006
2,361	Torrent Power, Ltd.	7,644
7,240	Transmissora Alianca de Energia Eletrica SA	50,779

		1,171,932

Electrical Equipment (0.7%):
14,000	AcBel Polytech, Inc.	10,695
947	Amara Raja Batteries, Ltd.	10,283
15,398	Bharat Heavy Electricals, Ltd.	19,855
4,000	Bizlink Holdings, Inc.	36,759
10,196	Crompton Greaves, Ltd.*	12,332
1,407	Doosan Heavy Industries & Construction Co., Ltd.	21,056
1,360	Finolex Cables, Ltd.	11,316
26,000	Harbin Electric Co., Ltd.	12,382
2,971	Havells India, Ltd.	22,015
15	Hyundai Electric & Energy Systems Co., Ltd.*	3,014
6,000	Jiangnan Group, Ltd.	358
203	Korea Electric Terminal Co., Ltd.	13,260
451	LG Industrial Systems Co., Ltd.	21,358
412	LS Corp.	28,376
1,000	Shihlin Electric & Engineering Corp.	1,348
88,553	Suzlon Energy, Ltd.*	21,222
34,000	Teco Electric & Machinery Co., Ltd.	30,471
2,000	Voltronic Power Technology Corp.	35,951
68,000	Walsin Lihwa Corp.	31,148
7,500	Zhuzhou CSR Times Electric Co., Ltd.	42,073

		385,272

Electronic Equipment, Instruments & Components (4.4%):
7,500	AAC Technologies Holdings, Inc.	126,686
23,085	AU Optronics Corp., ADR^	93,263
3,000	Career Technology(MFG.) Co., Ltd.	2,305
4,000	Chaun-Choung Technology Corp.	12,022
13,000	Cheng Uei Precision Industry Co., Ltd.	18,033
13,000	Chin-Poon Industrial Co., Ltd.	24,990
40,000	Compeq Manufacturing Co., Ltd.	43,613
24,800	Coretronic Corp.	29,063
296	Daeduck Electronics Co., Ltd.	2,809
10,712	Datatec, Ltd.	45,243
10,600	Delta Electronics (Thailand) Public Co., Ltd.	27,778
13,682	Delta Electronics, Inc.	70,565
35,000	Digital China Holdings, Ltd.*	19,706
6,000	Elite Material Co., Ltd.	28,571
14,597	Flexium Interconnect, Inc.	56,051
2,000	Flytech Technology Co., Ltd.	5,970
119,000	HannStar Display Corp.	46,159
8,518	Hon Hai Precision Industry Co., Ltd., GDR	60,733
163,800	Hon Hai Precision Industry Co., Ltd.	569,455
55,750	Inari Amertron Berhad	33,575

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
107,000	Innolux Corp.	$49,950
32,000	JU Teng International Holdings, Ltd.	12,642
9,500	KCE Electronics Public Co., Ltd.	28,496
18,000	Kingboard Chemical Holdings, Ltd.	95,536
25,000	Kingboard Laminates Holdings, Ltd.	40,411
1,000	Largan Precision Co., Ltd.	177,251
16,250	LG Display Co., Ltd., ADR	218,076
413	LG Innotek Co., Ltd.	55,751
2,000	Merry Electronics Co., Ltd.	12,606
11,000	Min Aik Technology Co., Ltd.	9,854
1,020	Posiflex Technology, Inc.	4,609
4,974	Redington India, Ltd.	11,896
672	Samsung Electro-Mechanics Co., Ltd., Series L	60,272
460	Samsung SDI Co., Ltd.	80,113
520	Sfa Engineering Corp.	18,822
5,400	Simplo Technology Co., Ltd.	28,738
10,299	Sinbon Electronics Co., Ltd.	27,275
6,000	Sunny Optical Technology Group Co., Ltd.	96,282
23,100	Synnex Technology International Corp.	27,816
13,000	Taiwan PCB Techvest Co., Ltd.	13,680
15,000	Taiwan Union Technology Corp.	39,908
2,000	Test Research, Inc.	2,763
4,000	Tong Hsing Electronic Industries, Ltd.	16,524
100,000	Tongda Group Holdings, Ltd.	26,861
12,000	TPK Holding Co., Ltd.*	38,846
13,000	Tripod Technology Corp.	45,184
42,000	Truly International Holdings, Ltd., Series L	14,128
4,000	TXC Corp.	5,186
35,000	Unimicron Technology Corp.	18,879
26,100	V.S. Industry Berhad	16,477
2,000	Waison Group Holdings, Ltd.	1,015
1,338	Wisol Co., Ltd.	16,735
27,000	WPG Holdings, Ltd.	36,024
21,945	WT Microelectronics Co., Ltd.	34,723
6,627	Yageo Corp.	46,479
9,000	Zhen Ding Technology Holding, Ltd.	18,275

		2,764,673

Energy Equipment & Services (0.1%):
91,600	Bumi Armada Berhad*	15,847
28,000	China Oilfield Services, Ltd.	25,689
160,000	Sapurakencana Petroleum Berhad	57,658
48,564	UMW Oil & Gas Corp. Berhad*	3,458
6,400	Yinson Holdings BHD	5,428

		108,080

Food & Staples Retailing (2.0%):
27	Bgf Retail Co., Ltd.	1,958
4,656	Bid Corp., Ltd.	104,608
2,846	BIM Birlesik Magazalar AS	59,376
91	CJ Freshway Corp.	2,891
7,217	Clicks Group, Ltd.	84,323
2,733	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR*	64,690
157,900	Cosco Capital, Inc.	26,375
30,500	CP ALL Public Co., Ltd.	61,068
183	E-Mart Co., Ltd.	33,373
2,923	Eurocash SA	30,985
12,811	Grupo Comercial Chedraui SAB de C.V.	25,741
245	GS Retail Co., Ltd.	7,394
1,487	Hyundai Greenfood Co., Ltd.	20,149

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
25,927	La comer,SAB de C.V.*	$25,919
4,664	Massmart Holdings, Ltd.	38,451
9,708	Organizacion Soriana SAB de C.V.*	22,455
13,353	Pickn Pay Stores, Ltd.	56,886
8,000	President Chain Store Corp.	67,503
16,000	Puregold Price Club, Inc.	16,430
2,563	Raia Drogasil SA	60,678
10,598	Shoprite Holdings, Ltd.	162,057
39,000	Sun Art Retail Group, Ltd.	36,209
16,000	Taiwan Tea Corp.	8,397
6,066	The Spar Group, Ltd.	74,909
47,369	Wal-Mart de Mexico SAB de C.V.	108,500
1,349	X5 Retail Group NV, GDR*	60,559

		1,261,884

Food Products (3.1%):
2,860	Astral Foods, Ltd.	36,374
9,292	AVI, Ltd.	67,295
11,208	Balrampur Chini Mills, Ltd.	27,662
266	Binggrae Co., Ltd.	13,943
3,481	BRF SA, ADR*^	50,162
518	Britannia Industries, Ltd.	34,445
190,000	C.P. Pokphand Co., Ltd.	15,394
10,000	Charoen Pokphand Enterprise	21,257
48,200	Charoen Pokphand Foods Public Co., Ltd.	38,697
55,000	China Agri-Industries Holdings, Ltd.	25,665
16,000	China Mengniu Dairy Co., Ltd.	44,925
61,000	China Yurun Food Group, Ltd.*	7,272
198	CJ CheilJedang Corp.	61,304
603	Daesang Corp.	11,707
38	Dongwon Industries Co., Ltd.	9,239
3,401	Easy Bio, Inc.	18,304
53,000	Felda Global Ventures Holdings	21,226
65	Glaxo SmithKline Consumer Healthcare, Ltd.	4,993
26,000	Great Wall Enterprise Co., Ltd.	27,445
6,338	Gruma, SAB de C.V., Class B	93,101
17,799	Grupo Bimbo SAB de C.V., Series A	43,086
12,529	Grupo Herdez SAB de C.V.	29,937
1,920	Grupo Nutresa SA	17,572
3,000	Health And Happiness H&H International Holdings, Ltd.*	14,681
6,838	Industrias Bachoco, SAB de C.V.	37,906
40,200	IOI Corp. Berhad	43,277
12,000	JBS SA	32,248
2,092	Kernel Holding SA	31,899
2,569	KRBL, Ltd.	19,311
4,800	Kuala Lumpur Kepong Berhad	27,923
20,147	Lien Hwa Industrial Corp.	19,604
43	Lotte Confectionery Co., Ltd.(a)	6,224
8	Lotte Food Co., Ltd.(a)	4,239
1,800	M Dias Branco SA	28,421
10,900	Marfrig Global Foods SA*	22,201
3,000	Namchow Chemical Industrial Co., Ltd.	6,016
240	Nestle India, Ltd.	26,537
50	NongShim Co., Ltd.	14,995
1,981	Oceana Group, Ltd.	12,057
181	Orion Corp.	3,590
349	Orion Corp.*	29,569
3,462	Pioneer Foods, Ltd.	28,851
6,500	PPB Group Berhad	25,952
24,688	PT Astra Agro Lestari Tbk	27,294
96,300	PT Charoen Pokphand Indonesia Tbk	19,604

Shares		Fair Value
Common Stocks, continued
Food Products, continued
2,000	PT Indofood CBP Sukses Makmur Tbk	$1,297
147,200	PT Indofood Sukses Makmur Tbk	92,306
163,300	PT Japfa Comfeed Indonesia Tbk	15,401
212,100	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	22,213
600	PT Sawit Sumbermas Sarana Tbk	68
33,700	PT Tiga Pilar Sejahtera Food Tbk*	2,335
140,300	PT Tunas Baru Lampung Tbk	14,519
1,800	Qinqin Foodstuffs Group*	481
27,820	QL Resources Berhad	26,166
118	Samyang Holdings Corp.	9,124
3,900	Sao Martinho SA	21,971
48,000	Shenguan Holdings Group, Ltd.	2,548
7,619	Standard Foods Corp.	18,621
10,893	Tata Global Beverages, Ltd.	34,404
48,000	Thai Union Group Public Co., Ltd.	28,782
18,300	Thai Vegetable Oil Public Co., Ltd.	15,777
3,028	Tiger Brands, Ltd.	84,452
34,000	Tingyi (Caymen Is) Holding Corp.	51,229
1,918	Tongaat Hulett, Ltd.	16,326
5,919	Ulker Biskuvi Sanayi AS	32,161
28,000	Uni-President China Holdings, Ltd.	27,563
67,600	Uni-President Enterprises Corp.	141,579
12,130	Universal Robina Corp.	36,505
51,000	Want Want China Holdings, Ltd.	35,846

		1,935,078

Gas Utilities (0.7%):
24,000	China Gas Holdings, Ltd.	72,260
36,000	China Oil & Gas Group, Ltd.	2,446
20,000	China Resources Gas Group, Ltd.	69,900
410	Cia de Gas de Sao Paulo	7,087
10,000	ENN Energy Holdings, Ltd.	72,705
1,209	GAIL India, Ltd., GDR	46,496
1,851	Gujarat State Petronet, Ltd.	5,684
7,465	Infraestructura Energetica Nova, SAB de C.V.	41,812
501	Korea Gas Corp.*	18,454
10,000	Petronas Gas Berhad	42,414
130,200	PT Perusahaan Gas Negara Tbk	15,234
20,000	Towngas China Co., Ltd.	14,080

		408,572

Health Care Equipment & Supplies (0.3%):
44	Dio Corp.*	1,167
29,000	Hartalega Holdings Berhad	47,881
185	Huons Co., Ltd.	6,991
22,300	Kossan Rubber Industries Berhad	36,460
26,000	Lifetech Scientific Corp.*	6,124
348	Osstem Implant Co., Ltd.*	21,271
12,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	8,530
1,000	St.Shine Optical Co., Ltd.	21,205
21,600	Top Glove Corp. Berhad	28,400
357	Vieworks Co., Ltd.	12,209

		190,238

Health Care Providers & Services (0.5%):
1,802	Apollo Hospitals Enterprise, Ltd.	27,786
5,800	Bumrungrad Hospital Public Co., Ltd.	37,458
93,300	Chularat Hospital Public Co., Ltd.	6,899
88,800	KPJ Healthcare Berhad	21,880
36,395	Life Healthcare Group Holdings Pte, Ltd.	63,813
31,983	Netcare, Ltd.	56,385
6,700	OdontoPrev SA	32,371
5,066	Qualicorp SA	60,024

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
6,700	Shanghai Pharmaceuticals Holding Co., Ltd.	$16,434
13,600	Sinopharm Group Co., Series H	60,028

		383,078

Hotels, Restaurants & Leisure (1.0%):
17,254	Alsea SAB de C.V.	63,669
34,444	Berjaya Sports Toto Berhard	20,157
13,000	Central Plaza Hotel Public Co., Ltd.	17,377
2,525	City Lodge Hotels, Ltd.	25,934
4,276	Cox & Kings, Ltd.	18,108
3,400	Cvc Brasil Operadora E Agenc	43,892
3,511	Famous Brands, Ltd.*	30,368
38,300	Genting Berhard	86,661
15,400	Genting Malaysia Berhad	19,637
1,300	Gourmet Master Co., Ltd.	13,868
694	Grand Korea Leisure Co., Ltd.	14,361
179	Hana Tour Service, Inc.	13,462
9,410	Jollibee Foods Corp.	45,170
1,170	Jubilant Foodworks, Ltd.	25,005
884	Kangwon Land, Inc.	27,037
31,800	Magnum Berhad	13,636
11,100	MINI International Public Co., Ltd.	13,564
8,900	MK Restaurants Group Public Co., Ltd.	16,215
301	Modetour Network, Inc.	6,377
14,674	Net Holding AS*	9,494
353	Paradise Co., Ltd.	4,672
275,000	Rexlot Holdings, Ltd.*	1,973
7,724	Sun International, Ltd.*	29,278
15,271	Tsogo Sun Holdings, Ltd.	22,866
2,000	Wowprime Corp.	10,606

		593,387

Household Durables (1.2%):
11,000	Amtran Technology Co., Ltd.	5,951
6,055	Arcelik AS	38,652
5,000	Basso Industry Corp.	13,982
1,335	Construtora Tenda SA*	6,893
589	Coway Co., Ltd.	48,360
10,196	Crompton Greaves Consumer Electricals, Ltd.	32,619
12,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	52,028
2,300	Even Construtora e Incorporadora SA*	4,031
544	Fabryki Mebli “Forte” SA	10,851
1,335	Gafisa SA*	5,767
11,000	Haier Electronics Group Co., Ltd.	26,919
121	Hanssem Co., Ltd.	16,013
49	Hyundai Livart Furniture Co., Ltd.	970
27,000	Kinpo Electronics, Inc.	9,183
1,526	LG Electronics, Inc.	110,281
8,200	MRV Engenharia e Participacoes SA	35,450
3,000	Nien Made Enterprise Co., Ltd.	30,866
44,771	Skyworth Digital Holdings, Ltd.	22,853
27,222	Steinhoff International Holdings NV	120,824
55,000	Tatung Co., Ltd.*	22,510
363	Whirlpool of India, Ltd.	7,131
3,000	Zeng Hsing Industrial Co., Ltd.	13,029

		635,163

Household Products (0.5%):
9,507	Hindustan Unilever, Ltd.	171,207
41,435	Kimberl- Clark de Mexico SAB de C.V.	84,461

Shares		Fair Value
Common Stocks, continued
Household Products, continued
14,900	PT Unilever Indonesia Tbk	$54,155

		309,823

Independent Power & Renewable Electricity Producers (0.9%):
40,100	Aboitiz Power Corp.	33,831
10,952	Adani Power, Ltd.*	4,960
25,005	AES Gener SA	8,756
7,121	AES Tiete Energia SA	32,067
46,000	Beijing Jingneng Clean Energy Co., Ltd., Series H	12,856
37,000	China Longyuan Power Group Corp.	27,698
59,000	China Power International Develpoment, Ltd.	19,403
14,000	China Resources Power Holdings Co.	25,280
118,755	Colbun SA	28,737
34,000	Datang International Power Generation Co., Ltd.*	10,875
3,700	Electricity Generating Public Co., Ltd.	26,074
1,528	Empresa Nacional de Electricidad SA, ADR	40,278
361,100	Energy Development Corp.	39,965
2,800	Engie Brasil Energia SA	32,308
68,600	First Gen Corp.	25,555
9,900	Glow Energy Public Co., Ltd.	26,493
38,000	Huadian Fuxin Energy Corp., Class H	10,308
20,000	Huadian Power International Corp., Ltd.	8,102
708	Huaneng Power International, Inc., ADR^	17,289
132,000	Huaneng Renewables Corp., Ltd.	43,760
10,150	JSW Energy, Ltd.	11,500
208,800	Lopez Holdings Corp.	24,853
25,620	NHPC, Ltd.	10,613
11,558	NTPC, Ltd.	29,622
9,799	PTC India, Ltd.	18,486
13,800	Ratchaburi Electricity Generating Holding PCL	22,240
11,263	Reliance Power, Ltd.*	7,090
6,000	Taiwan Cogeneration Corp.	4,601

		603,600

Industrial Conglomerates (1.9%):
20,580	Aboitiz Equity Ventures, Inc.	29,705
108,137	Alfa SAB de C.V., Class A	136,319
119,100	Alliance Global Group, Inc.*	37,613
6,000	Beijing Enterprises Holdings, Ltd.	32,405
10,650	Berli Jucker Public Co., Ltd.	16,857
9,781	Bidvest Group, Ltd.	124,910
21,000	Citic, Ltd.	31,047
239	CJ Corp.	35,673
167,000	DMCI Holdings, Inc.	51,259
234	Doosan Corp.	29,024
4,967	Enka Insaat ve Sanayi AS	7,236
31,620	Far Eastern New Century Corp.	25,050
15,000	Fosun International, Ltd.	31,878
10,759	Grupo Carso SAB de C.V.	42,485
21,847	GRUPO KUO SAB de C.V., Series B	50,161
699	Hanwha Corp.	26,888
15,100	Hap Seng Consolidated Berhad	32,611
33,660	JG Summit Holdings, Inc.	49,750
72,431	KAP Industrial Holdings, Ltd.	45,493
290	Kolon Corp.	16,643
770	LG Corp.	54,272
7,416	Reunert, Ltd.	37,108

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
221	Samsung C&T Corp.	$26,141
21,330	San Miguel Corp.	41,271
13,000	Shanghai Industrial Holdings, Ltd.	39,454
21,995	Sime Darby Berhad	47,034
408	SK C&C Co., Ltd.	102,800
1,290	SM Investments Corp.	22,448
28,447	Turkiye Sise ve Cam Fabrikalari AS	32,814

		1,256,349

Insurance (2.8%):
595	Bajaj Finserv, Ltd.	47,034
7,200	Bangkok Life Assurance Public Co., Ltd.	9,665
6,175	BB Seguridade Participacoes SA	55,574
41,000	Cathay Financial Holding Co., Ltd.	65,196
1,973	China Life Insurance Co., Ltd., ADR	29,694
19,062	China Life Insurance Co., Ltd.	17,975
11,000	China Life Insurance Co., Ltd.	32,937
7,200	China Pacific Insurance Group Co., Ltd., Class H	31,132
13,600	China Taiping Insurance Holdings Co., Ltd.	36,546
6,419	Discovery, Ltd.	66,791
1,507	Dongbu Insurance Co., Ltd.	96,180
2,194	Hanwha General Insurance Co., Ltd.	15,418
3,119	Hanwha Life Insurance Co., Ltd.	18,701
2,150	Hyundai Marine & Fire Insurance Co., Ltd.	85,190
2,724	Korean Reinsurance Co.	27,006
4,752	Liberty Holding, Ltd.	36,998
5,300	LPI Capital Berhad	22,024
31,191	Mercuries Life Insurance Co., Ltd.*	15,559
1,882	Meritz Fire & Marine Insurance Co., Ltd.	40,559
526	Mirae Asset Life Insurance Co., Ltd.	2,298
28,993	MMI Holdings, Ltd.	37,203
68,000	People’s Insurance Co. Group of China, Ltd.	30,531
48,000	Picc Property & Casuality Co., Ltd., Class H	84,965
47,500	Ping An Insurance Group Co. of China, Ltd.	366,515
2,500	Porto Seguro SA	29,739
4,240	Powszechny Zaklad Ubezpieczen SA	53,484
518,000	PT Panin Financial Tbk*	9,395
250	Samsung Fire & Marine Insurance Co., Ltd.	61,219
520	Samsung Life Insurance Co., Ltd.	51,363
31,280	Sanlam, Ltd.	156,626
2,021	Santam, Ltd.	38,388
232,105	Shin Kong Financial Holdings Co., Ltd.	69,647
6,763	Sul America SA	38,122
675	Tongyang Life Insurance	4,510

		1,784,184

Internet & Direct Marketing Retail (0.2%):
3,830	B2w Cia Digital*	25,338
108	CJ O Shopping Co., Ltd.	18,685
239	Ctrip.com International, ADR*^	12,605
91	GS Home Shopping, Inc.	17,255
959	JD.com, Inc., ADR*	36,634
4,208	Vipshop Holdings, Ltd., ADR*	36,988

		147,505

Internet Software & Services (3.7%):
398	58.com, Inc., ADR*	25,130

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
1,817	Alibaba Group Holding, Ltd., ADR*^	$313,814
436	Baidu, Inc., ADR*	107,993
422	Bitauto Holdings, Ltd., ADR*	18,855
1,139	Daou Technology, Inc.	17,621
194	Daum Kakao Corp.	24,512
2,344	Just Dial, Ltd.*	13,382
308	NetEase, Inc., ADR	81,253
234	NHN Corp.	152,575
2,660	Pchome Online, Inc.	13,670
33,000	Tencent Holdings, Ltd.	1,426,715
399	YY, Inc., ADR*	34,625

		2,230,145

IT Services (2.2%):
10,000	Chinasoft International, Ltd.	5,552
7,536	Cielo SA	52,188
639	eClerx Services, Ltd.	12,220
3,739	EOH Holdings, Ltd.	26,519
10,228	HCL Technologies, Ltd.	137,019
2,673	Hexaware Technologies, Ltd.	11,055
37,860	Infosys, Ltd., ADR^	552,378
3,373	Mindtree, Ltd.	24,013
2,374	Mphasis, Ltd.	22,504
65,500	MyEG Services Berhad	31,815
954	Persistent Systems, Ltd.	9,784
231	Samsung SDS Co., Ltd.	34,007
12,199	Sonda SA	23,748
7,000	Systex Corp.	13,184
5,897	Tata Consultancy Services, Ltd.	220,046
5,583	Tech Mahindra, Ltd.	39,147
14,000	Travelsky Technology, Ltd., Series H	36,510
5,423	Vakrangee, Ltd.	41,053
12,384	Wipro, Ltd.	53,148

		1,345,890

Leisure Products (0.1%):
6,000	Giant Manufacturing Co., Ltd.	28,251
3,000	Merida Industry Co., Ltd.	13,102

		41,353

Life Sciences Tools & Services (0.0%):
1,081	Divi’s Laboratories, Ltd.	14,172

Machinery (1.0%):
816	AIA Engineering, Ltd.	16,604
3,134	AirTac International Group	43,390
15,517	Ashok Leyland, Ltd.	29,329
1,004	BEML, Ltd.	24,424
28,600	Changsha Zoomlion Heavy Industry Science & Technology	12,634
10,500	China Conch Venture Holdings, Ltd.	20,439
7,600	China International Marine Containers Group Co., Ltd.	14,405
18,000	CRRC Corp., Ltd., Class H	16,031
26,000	CSBC Corp. Taiwan*	10,518
1,465	Cummins India, Ltd.	20,740
352	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*(a)(b)	2,582
4,412	Doosan Infracore Co., Ltd.*	31,654
176	Eicher Motors, Ltd.	84,155
3,744	Escorts Ltd.	37,916
8,000	Haitian International Holdings, Ltd.	23,061
4,286	Hiwin Technologies Corp.	37,931
14	Hyundai Construction Equipment Co., Ltd.*	4,558
234	Hyundai Heavy Industries Co.*	29,761
337	Hyundai Mipo Dockyard Co., Ltd.*	27,805
50	Hyundai Rotem Co., Ltd.*	774
3,800	Iochpe-Maxion SA	25,788

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
9,940	Jain Irrigation Systems, Ltd.	$14,435
1,000	King Slide Works Co., Ltd.	13,634
136	Otokar Otomotiv Ve Savunma Sanayi AS	3,861
7,000	Rechi Precision Co., Ltd.	7,010
4,062	Samsung Heavy Industries Co., Ltd.*	39,872
2,000	Shin Zu Shing Co., Ltd.	5,397
16,000	Sunonwealth Electric Machine Industry Co., Ltd.	26,726
304	Timken India, Ltd.	3,593
837	Turk Traktor ve Ziraat Makineleri AS	18,285
20,000	Weichai Power Co., Ltd., Class H	22,002
11,000	Yungtay Engineering Co., Ltd.	20,489

		689,803

Marine (0.2%):
24,000	China Shipping Development Co., Ltd., Class H	13,326
38,380	Evergreen Marine Corp. (Taiwan), Ltd.*	22,164
33,207	Grindrod, Ltd.*	33,923
773	Korea Line Corp.*	23,417
16,500	MISC Berhad	28,576
4,000	U-Ming Marine Transport Corp.	4,531
5,000	Wan HAI Lines, Ltd.	3,057
23,419	Wisdom Marine Lines Co., Ltd.	21,205
17,289	Yang Ming Marine Transport*	7,197

		157,396

Media (1.6%):
160,000	Alibaba Pictures Group, Ltd.*	25,608
52,700	Astro Malaysia Holdings Berhad	35,212
47,000	BEC World Public Co., Ltd.	23,064
748	Cheil Worldwide, Inc.	11,897
408	CJ CGV Co., Ltd.	22,982
301	CJ E&M Corp.	20,323
546	CJ Hellovision Co., Ltd.	3,430
4,478	Cyfrowy Polsat SA	31,898
13,912	Dish Tv India, Ltd.*	15,976
7,145	Grupo Televisa SA, ADR	176,267
2,348	Jagran Prakashan, Ltd.	6,442
193	Loen Entertainment, Inc.	14,729
12,106	Megacable Holdings SAB de C.V.	50,438
800	Multiplus SA	9,797
992	Naspers, Ltd.	216,666
327,000	PT Global MediaCom Tbk	13,725
177,400	PT Media Nusantara Citra Tbk	17,388
190,700	PT Surya Citra Media Tbk	31,044
750	PVR, Ltd.	13,848
27,200	SMI Holdings Group, Ltd.	14,307
1,500	Smiles SA	37,894
2,026	Sun Tv Network, Ltd.	23,695
20,498	Tv18 Broadcast, Ltd.*	12,219
81,100	Vgi Global Media plc	13,998
3,354	ZEE Entertainment Enterprises, Ltd.	26,713

		869,560

Metals & Mining (4.6%):
4,055	African Rainbow Minerals, Ltd.	30,816
26,000	Angang Steel Co., Ltd.	23,024
16,621	AngloGold Ashanti, Ltd., ADR	154,410
2,033	ArcelorMittal South Africa, Ltd.*	691
974	Assore, Ltd.	19,942
3,325	Capital SA	34,750
29,500	China Hongqiao Group, Ltd.*(a)(b)	19,969
3,000	China Metal Products Co., Ltd.	2,954
56,000	China Steel Corp.	44,978

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
44,400	China Zhongwang Holdings, Ltd.	$22,717
56,000	Chung Hung Steel Corp.*	19,556
24,250	Companhia Siderurgica Nacional SA, ADR*^	71,780
1,666	Dongkuk Steel Mill Co., Ltd.	15,578
14,863	Eregli Demir ve Celik Fabrikalari T.A.S.	32,259
21,000	Feng Hsin Steel Co., Ltd.	36,518
20,918	Gerdau SA, ADR	71,749
28,000	Gloria Material Technology Corp.	18,587
41,553	Gold Field, Ltd., ADR	179,094
294	Grupa Kety SA	32,448
76,364	Grupo Mexico SAB de C.V., Series B	233,930
4,210	Grupo Simec SA de C.V., Series B*	14,721
13,059	Hindalco Industries, Ltd.	48,266
1,195	Hyundai Steel Co.	55,137
18,316	Impala Platinum Holdings, Ltd.*	41,952
7,412	Industrias CH, SAB de C.V., Series B*	31,919
2,595	Industrias Penoles SAB de C.V.	64,627
15,000	Jiangxi Copper Co., Ltd.	23,713
20,933	Jindal Steel & Power, Ltd.*	43,339
25,310	Jsw Steel, Ltd.	96,326
43,143	Kardemir Karabuk Demir Celik Sanayi VE Ticaret AS, Class D*	27,601
1,235	KGHM Polska Miedz SA	39,761
40	KISWIRE, Ltd.	1,219
115	Korea Zinc Co.	49,730
1,878	Koza Altin Isletmeleri AS*	16,464
1,922	Kumba Iron Ore, Ltd.	31,373
166	Kumkang Kind Co., Ltd.	4,400
23,056	Minera Frisco SAB de C.V.*	14,640
3,766	MMC Norilsk Nickel PJSC, ADR	64,776
78,000	MMG, Ltd.*	35,140
30,384	National Aluminum Co., Ltd.	36,448
7,353	Northam Platinum, Ltd.*	25,565
364	Poongsan Corp.	16,328
1,832	POSCO, ADR	127,140
29,640	Press Metal Aluminium Holdings Berhad	26,497
449,100	PT Aneka Tambang Persero Tbk*	21,382
71,800	PT Vale Indonesia Tbk*	13,839
3,505	Royal Bafokeng Platinum, Ltd.*	8,270
697	Seah Besteel Corp.	19,170
2,792	Severstal PAO, GDR	41,713
88,000	Shougang Fushan Resources Group, Ltd.	20,076
67,653	Sibanye Gold, Ltd.^	75,756
11,722	Steel Authority of India, Ltd.*	9,631
29,865	TA Chen Stainless Pipe	17,244
9,813	Tata Steel, Ltd., GDR	97,640
7,000	Ton Yi Industrial Corp.	3,210
22,000	Tung Ho Steel Enterprise Corp.	17,540
22,223	Vale SA, ADR	223,785
5,402	Vedanta, Ltd.	26,010
7,373	Vedanta, Ltd., ADR	142,742
3,000	Yeong Guan Energy Technology Group Co., Ltd.	7,332
38,213	Yieh Phui Enterprise Co., Ltd.	14,181
3,500	Zhaojin Mining Industry Co., Ltd.	2,954
72,000	Zijin Mining Group Co., Ltd.	24,637

		2,789,944

Multiline Retail (0.7%):
59,000	Far Eastern Department Stores, Ltd.	29,702
15,000	Golden Eagle Retail Group, Ltd.	17,682
23,569	Grupo Sanborsn SAB de C.V.	27,575

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
295	Hyundai Department Store Co., Ltd.	$22,782
12,854	Lojas Renner SA	146,128
3,090	Poya International Co., Ltd.	36,972
8,500	PT Matahari Department Store Tbk	5,870
48,500	PT Mitra Adiperkasa Tbk	25,214
489,200	PT Multipolar Tbk	6,252
39,838	Ripley Corp SA	37,985
1,378	S.A.C.I. Falabella	13,450
130	Shinsegae Department Store Co.	22,164
15,164	Woolworths Holdings, Ltd.	67,173

		458,949

Multi-Utilities (0.1%):
151,000	YTL Corporation Berhad	48,653
65,800	YTL Power International Berhad	21,351

		70,004

Oil, Gas & Consumable Fuels (5.8%):
30,900	Bangchak Corp. PCL	37,124
4,863	Bharat Pertoleum Corp., Ltd.	35,128
1,639	Chennai Petroleum Corp., Ltd.	10,138
42,000	China Coal Energy Co., Ltd., Class H	19,886
186,000	China Petroleum & Chemical Corp., Class H	139,998
12,000	China Shenhua Energy Co., Ltd.	28,369
326	CNOOC, Ltd., ADR	42,282
42,000	CNOOC, Ltd.	54,343
2,482	Coal India, Ltd.	10,296
1,750	Cosan sa industria e Comercio	19,961
4,782	Ecopetrol SA, ADR^	45,381
1,700	Empresas Copec SA	22,278
31,400	Energy Absolute Public Co., Ltd.	36,079
70,800	Esso Thailand Public Co., Ltd.*	28,677
6,797	Exxaro Resources, Ltd.	62,190
7,000	Formosa Petrochemical Corp.	24,129
15,137	Gazprom OAO, ADR	63,432
4,041	Grupa Lotos SA	66,205
1,737	GS Holdings	99,602
48	Hankook Shell Oil Co., Ltd.	16,355
8,845	Hindustan Petroleum Corp., Ltd.	57,821
8,119	Indian Oil Corp., Ltd.	49,917
168,900	IRPC Public Co., Ltd.	31,903
64,000	Kunlun Energy Co., Ltd.	62,602
340	Lubelski Wegiel Bogdanka SA	6,991
2,406	LUKOIL PJSC, ADR	127,589
10,280	Mangalore Refinery & Petrochemicals Ltd.	20,051
5,584	MOL Hungarian Oil & Gas plc	63,556
288	NovaTek OAO, Registered Shares, GDR	33,786
7,632	Oil & Natural Gas Corp., Ltd.	20,023
3,702	Oil India, Ltd.	20,081
407	PetroChina Co., Ltd., ADR	26,093
48,000	PetroChina Co., Ltd., Class H	30,601
26,379	Petroleo Brasileiro SA, ADR*	254,821
10,434	Petroleo Brasileiro SA, ADR*	104,757
144,200	Petron Corp.	29,752
3,800	Petronas Dagangan Berhad	21,918
10,744	Petronet LNG, Ltd.	38,111
5,025	Polski Koncern Naftowy Orlen SA	168,161
12,311	Polskie Gornictwo Naftowe i Gazownictwo SA	22,922
490,000	PT Adaro Energy Tbk	66,638
336,100	PT Delta Dunia Makmur Tbk*	22,594
19,800	PT Indo Tambangraya Megah Tbk	29,800
475,000	PT Sugih Energy Tbk*	1,764

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
25,300	PT Tambang Batubara Bukit Asam Tbk	$19,671
31,700	PT United Tractors Tbk	75,388
26,700	PTT Exploration & Production Public Co., Ltd.	71,770
26,400	PTT Public Co., Ltd.	323,426
8,252	Reliance Industries, Ltd., GDR(c)	196,810
10,622	Rosneft Oil Co., Registered Shares, GDR	59,006
49,080	Semirara Mining and Power Corp.	45,156
607	SK Energy Co., Ltd.	105,722
352	SK Gas, Ltd.	29,042
341	S-Oil Corp.	38,057
867	Tatneft Pjsc, ADR	37,489
22,600	Thai Oil Public Co., Ltd.	62,804
2,493	The Great Eastern Shipping Co., Ltd.	14,732
2,064	Tupras-Turkiye Petrol Rafine	70,607
5,926	Ultrapar Participacoes SA, ADR	141,157
252,000	United Energy Group, Ltd.*	11,321
2,362	Yanzhou Coal Mining Co., Ltd., ADR	23,289

		3,499,552

Paper & Forest Products (0.8%):
7,803	Duratex SA	23,384
5,996	Empresas CMPC SA	15,797
5,279	Fibria Celulose SA, ADR	71,478
2,331	Hansol Holdings Co., Ltd.*	12,157
146	Hansol Paper Co., Ltd.	2,123
19,000	Lee & Man Paper Manufacturing, Ltd.	24,433
23,397	Long Chen Paper Co., Ltd.	34,680
3,420	Mondi, Ltd.	91,365
29,000	Nine Dragons Paper Holdings, Ltd.	57,186
79,700	PT Indah Kiat Pulp & Paper Corp Tbk	24,834
22,473	Sappi, Ltd.	153,082
6,600	Suzano Papel e Celulose SA, Class A	38,349
12,900	Ta Ann Holdings Berhad	11,308
47,000	YFY, Inc.*	18,978

		579,154

Personal Products (0.9%):
267	Amorepacific Corp.	60,497
384	Amorepacific Group	41,409
926	Bajaj Corp., Ltd.	5,652
945	Colgate-Palmolive India, Ltd.	15,440
173	Cosmax, Inc.	19,185
8,409	Dabur India, Ltd.	39,278
1,393	Emami, Ltd.	23,349
101	Gillette India, Ltd.	8,674
2,030	Godrej Consumer Products, Ltd.	28,627
3,000	Grape King BIO, Ltd.	18,110
9,000	Hengan International Group Co., Ltd.	83,336
499	Korea Kolmar Co., Ltd.	33,016
113	LG Household & Health Care, Ltd.	92,379
8,551	Marico, Ltd.	40,740
4,000	Natura Cosmeticos SA	39,536
174	Procter & Gamble Hygiene & Healthcare, Ltd.	22,537

		571,765

Pharmaceuticals (1.4%):
154	Abbott India Ltd.	9,984
510	Ajanta Pharma, Ltd.	8,863
840	Alembic Pharmaceuticals, Ltd.	6,513
3,947	Aspen Pharmacare Holdings, Ltd.	88,594
7,287	Aurobindo Pharma, Ltd.	77,402
3,311	Cadila Healthcare, Ltd.	23,918
21,000	China Medical System Holdings, Ltd.	36,751

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
22,000	China Pharmaceutical Enterprise & Investment Corp.	$36,956
3,000	China Shineway Pharmaceutical Group, Ltd.	2,674
12,000	China Traditional Chinese Medicine Co., Ltd.	6,694
181	Chong Kun Dang Pharmaceutical Corp.	17,160
3,827	Cipla, Ltd.	34,353
12,000	Dawnrays Pharmaceutical Holdings, Ltd.	6,915
2,231	Dr. Reddy’s Laboratories, Ltd., ADR	79,602
8	Glaxo smithkline Pharmaceuticals, Ltd.	307
3,004	Glenmark Pharmaceuticals, Ltd.	27,528
124	Hanmi Pharm Co., Ltd.*	49,341
204,000	Hua Han Bio-Pharmaceutical Holdings, Ltd.*(a)(b)	13,841
2,700	Hypermarcas SA	27,361
2,351	Ipca Laboratories, Ltd.	17,562
2,206	Jubilant Life Sciences, Ltd.	22,303
754	Kwang Dong Pharmmaceutical Co.	5,346
3,131	Lupin, Ltd.	48,705
469	Pfizer Ltd.	13,053
898	Piramal Enterprises, Ltd.	36,068
287,900	PT Kalbe Farma Tbk	35,613
697	Richter Gedeon Nyrt	17,322
57	Sanofi India, Ltd.	3,646
91,000	Sihuan Pharmaceutical Holdings Group, Ltd.	33,210
60,000	Sino Biopharmaceutical, Ltd.	63,611
40,172	SSY Group, Ltd.	18,464
803	Strides Shasun, Ltd.	10,891
5,115	Sun Pharmaceutical Industries, Ltd.	39,431
11,000	Tong Ren Tang Technologies Co., Ltd.	14,076
695	Torrent Pharmaceuticals, Ltd.	13,101
5,000	TTY Biopharm Co., Ltd.	14,660
1,348	Wockhardt, Ltd.	12,746
91	Yuhan Corp.	16,416

		990,981

Professional Services (0.0%):
5,197	Sporton International, Inc.	26,064

Real Estate Management & Development (3.8%):
42,000	Agile Property Holdings, Ltd.	61,649
3,615	Aliansce Shopping Centers SA*	21,176
38,800	Ayala Land, Inc.	33,272
438,000	Bangkok Land Public Co., Ltd.	23,659
30,000	Beijing Capital Land, Ltd.	16,786
19,423	BR Malls Participacoes SA	86,851
14,000	C C Land Holdings, Ltd.*	3,159
15,400	Cathay Real Estate Development Co., Ltd.	8,486
20,700	Central Pattana Public Co., Ltd.	48,422
39,000	China Evergrande Group*	136,760
62,000	China Merchants Land, Ltd.	12,432
38,000	China Overseas Grand Oceans Group, Ltd.	24,651
30,000	China Overseas Land & Investment, Ltd.	97,828
12,000	China Overseas Property Holdings, Ltd.	2,883
30,000	China Resources Land, Ltd.	92,105
15,000	China Sce Property Holdings, Ltd.	7,327

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
50,000	China South City Holdings, Ltd.	$14,316
16,300	China Vanke Co., Ltd., Class H	53,697
8,400	Chong Hong Construction Co., Ltd.	19,341
70,000	CIFI Holdings Group Co., Ltd.	39,116
22,208	Corporacion Inmobiliaria Vesta SAB de C.V.	31,643
80,000	Country Garden Holdings Co., Ltd.	128,268
13,178	DLF, Ltd.	33,306
852	Dongwon Development Co., Ltd.	4,094
44,500	Eco World Development Group Berhad*	16,348
2,544	Etalon Group, Ltd.	10,520
16,000	Farglory Land Development Co., Ltd.	18,071
754,000	Filinvest Land, Inc.	30,140
96,000	Franshion Properties China, Ltd.	48,478
65,000	Fullshare Holdings, Ltd.^	28,290
16,000	Greenland Hong Kong Holdings, Ltd.	6,079
12,500	Greentown China Holdings, Ltd.	15,055
26,800	Guangzhou R&F Properties Co., Ltd., Class H	62,637
15,600	Highwealth Construction Corp.	20,753
20,000	Hopson Development Holdings, Ltd.	22,872
18,760	Housing Development & Infrastructure, Ltd.*	16,297
4,000	Huaku Development Co., Ltd.	8,735
19,000	Hung Sheng Construction, Ltd.	14,055
14,324	Indiabulls Real Estate, Ltd.*	48,606
21,700	IOI Properties Group BHD	10,385
31,500	KWG Property Holding, Ltd.	33,773
36,400	L.P.N. Development Public Co., Ltd.	13,540
18,500	Longfor Properties Co., Ltd.	46,939
52,975	Mah Sing Group Berhad	18,709
190,500	Megaworld Corp.	19,649
59,000	Mingfa Group International Co., Ltd.*(a)(b)	1,699
1,265	Multiplan Empreendimentos Imobiliarios SA	29,389
1,588	NEPI Rockcastle plc	21,587
1,588	New Europe Property Investment plc*(a)	—
938	Oberoi Realty, Ltd.	6,090
15,342	Parque Arauco SA	41,993
944	Phoenix Mills, Ltd. (The)	7,234
53,000	Poly Property Group Co., Ltd.*	27,278
1,252	Prestige Estates Projects, Ltd.	5,242
33,000	Prince Housing & Development Corp.	12,245
49,600	Pruksa Holding PCL	34,962
417,700	PT Alam Sutera Realty Tbk	11,761
271,500	PT Bumi Serpong Damai Tbk	35,731
434,245	PT Ciputra Development Tbk	38,574
2,256,500	PT Hanson International Tbk*	20,943
397,700	PT Intiland Development Tbk	12,169
23,200	PT Lippo Cikarang Tbk*	7,210
577,600	PT Lippo Karawaci Tbk	31,105
177,300	PT Modernland Realty Tbk	3,846
327,500	PT Pakuwon Jati Tbk	14,871
251,500	PT Summarecon Agung Tbk	19,953
53,040	Radium Life Tech Co., Ltd.*	22,921
20,000	Redco Properties Group, Ltd.(c)	9,420
464,000	Renhe Commercial Holdings Co., Ltd.*	10,699
38,900	Robinsons Land Corp.	19,392
15,600	Ruentex Development Co., Ltd.*	14,343
14,000	Shanghai Industrial Urban development Group, Ltd.	3,092

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
75,023	Shenzhen Investment, Ltd.	$34,010
29,000	Shimao Property Holdings, Ltd.	63,471
95,500	Shui On Land, Ltd.	24,606
48,500	Sino-Ocean Land Holdings, Ltd.	32,606
65,700	SM Prime Holdings, Inc.	44,584
707	Sobha, Ltd.	4,205
36,500	Soho China, Ltd.	20,915
9,000	Sunac China Holdings, Ltd.	41,597
70,464	Sunway Berhad	30,719
83,000	UEM Sunrise Berhad*	22,423
43,700	UOA Development Berhad	26,808
245,700	Vista Land & Lifescapes, Inc.	30,773
236,000	Yuexiu Property Co., Ltd.	48,164
24,000	Yuzhou Properties Co., Ltd.	12,994

		2,412,782

Road & Rail (0.1%):
23,000	CAR, Inc.*	21,031
102	CJ Korea Express Co., Ltd.*	14,572
1,287	Container Corporation of India, Ltd.	26,583
3,990	Localiza Rent a Car SA	72,878
821	PKP Cargo SA*	12,943

		148,007

Semiconductors & Semiconductor Equipment (7.0%):
9,000	A-DATA Technology Co., Ltd.	24,509
30,191	Advanced Semiconductor Engineering, Inc., ADR	186,580
5,000	Advanced Wireless Semiconductor Co.	8,550
5,100	Ardentec Corp.	4,485
13,000	Chipbond Technology Corp.	21,726
2,091	Dongbu Hitek Co., Ltd.*	28,003
10,080	Elite Advanced Laser Corp.	37,574
2,000	eMemory Technology, Inc.	25,671
251	EO Technics Co., Ltd.	18,176
23,000	Epistar Corp.*	29,372
20,000	Everlight Electronics Co., Ltd.	31,646
369,000	GCL-Poly Energy Holdings, Ltd.*	50,725
9,000	Gigastorage Corp.*	5,288
15,634	Gintech Energy Corp.*	8,924
13,200	Globetronics Technology Berhad	19,233
12,000	Greatek Electronics, Inc.	19,949
11,000	Holtek Semiconductor, Inc.	21,079
50	Hyundai Robotics Co., Ltd.*	18,603
1,838	Jusung Engineering Co., Ltd.*	22,851
31,000	King Yuan Electronics Co., Ltd.	30,485
410	Koh Young Technology, Inc.	24,041
121	LEENO Industrial, Inc.	5,178
34,435	Macronix International Co., Ltd.*	52,791
7,000	MediaTek, Inc.	65,948
10,816	Motech Industries, Inc.*	8,198
11,424	Nanya Technology Corp.	32,418
26,430	Neo Solar Power Corp.*	13,516
9,000	Novatek Microelectronics Corp.	33,881
48,000	Orient Semiconductor Electronics, Ltd.*	14,472
1,000	Parade Technologies, Ltd.	15,937
3,000	Phison Electronics Corp.	35,733
15,000	Powertech Technology, Inc.	43,312
1,008	PSK, Inc.	20,993
9,000	Radiant Opto-Electronics Corp.	21,141
6,000	Realtek Semiconductor Corp.	20,721

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
10,057	Semiconductor Manufacturing International Corp., ADR*^	$55,917
1,476	Seoul Semiconductor Co., Ltd.	32,527
5,300	SFA Semicon Co., Ltd.*	11,408
4,000	Sigurd Microelectronics Corp.	3,319
10,138	Siliconware Precision Industries Co., ADR	79,989
14,000	Sino-American Silicon Products, Inc.	29,213
5,000	Sitronix Technology Corp.	14,540
6,595	SK Hynix, Inc.	479,029
9,000	Taiwan Semiconductor Co., Ltd.	16,243
55,951	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,100,961
14,000	Taiwan Surface Mounting Technology Corp.	11,953
862	Tes Co., Ltd.	24,108
3,000	Topco Scientific Co., Ltd.	7,345
744	Toptec Co., Ltd.	18,264
35,700	Unisem (M) Berhad	31,934
96,403	United Microelectronics Corp., ADR	241,008
20,000	Vanguard International Semiconductor Corp.	34,529
5,250	Visual Photonics Epitaxy Co., Ltd.	10,465
6,153	Win Semiconductors Corp.	39,582
52,000	Winbond Electronics Corp.	45,462
750	Wonik Ips Co., Ltd.*	22,399
74,000	Xinyi Solar Holdings, Ltd.	26,420

		4,358,324

Software (0.4%):
368	Asseco Poland SA	4,671
1,339	CD Projekt SA	42,686
244	Com2uS Corp.	26,672
1,953	Cyient, Ltd.	15,298
333	DuzonBIzon Co., Ltd.	9,080
4,341	Kpit Technologies, Ltd.	8,049
107	Ncsoft Corp.	43,535
271	NHN Entertainment Corp.*	16,230
548	NIIT Technologies, Ltd.	4,561
424	Oracle Financial Services Software, Ltd.	23,603
1,758	Tata Elxsi, Ltd.	21,918
2,500	Totvs SA	24,900

		241,203

Specialty Retail (1.0%):
331	Cashbuild, Ltd.	9,409
11,000	China Harmony New Energy Auto Holding, Ltd.*	6,426
2,900	Cia. Hering	25,953
255,000	GOME Electrical Appliances Holdings, Ltd.	28,725
147,000	Home Product Center Public Co., Ltd.	53,829
3,000	Hotai Motor Co., Ltd.	34,649
6,696	Lewis Group, Ltd.	14,845
291	Lotte Himart Co., Ltd.	16,711
5,320	Mr.Price Group, Ltd.	70,788
16,800	Padini Holdings Berhad	18,119
347,300	PT ACE Hardware Indonesia Tbk	31,341
16,195	Super Group, Ltd.*	51,504
4,203	The Foschini Group, Ltd.	42,471
16,325	Truworths International, Ltd.	93,232
4,908	Via Varejo SA*	35,709
17,500	Zhongsheng Group Holdings, Ltd.	38,191

		571,902

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (5.0%):
57,000	Acer, Inc.	$28,520
4,399	Advantech Co., Ltd.	31,416
13,000	Asia Vital Components Co., Ltd.	11,000
5,000	Asustek Computer, Inc.	41,227
3,000	Casetek Holdings, Ltd.	9,787
13,000	Catcher Technology Co., Ltd.	121,464
8,085	Chicony Electronics Co., Ltd.	19,223
14,000	Clevo Co.	13,620
99,967	CMC Magnetics Corp.*	13,939
87,000	Compal Electronics, Inc.	61,887
92,000	Coolpad Group, Ltd.*(a)(b)	1,840
8,220	Foxconn Technology Co., Ltd.	23,749
15,000	Getac Technology Corp.	20,817
11,000	Gigabyte Technology Co., Ltd.	13,902
9,000	High Tech Computer Corp.*	22,536
20,000	Inventec Corp.	14,807
4,000	Legend Holdings Corp.-H(c)	9,975
122,000	Lenovo Group, Ltd.	67,445
46,460	Lite-On Technology Corp.	66,515
11,000	Micro-Star International Co., Ltd.	23,715
26,119	Mitac Holding Corp.	31,696
37,000	Pegatron Corp.	96,315
7,000	Primax Electronics, Ltd.	17,364
53,000	Qisda Corp.	37,548
22,000	Quanta Computer, Inc.	50,786
49,360	Ritek Corp.*	8,352
1,913	Samsung Electronics Co., Ltd., GDR	2,169,272
208	Sindoh Co., Ltd.	11,587
8,000	Transcend Infromation, Inc.	22,654
69,332	Wistron Corp.	55,631

		3,118,589

Textiles, Apparel & Luxury Goods (1.1%):
4,500	Alpargatas SA	22,595
16,000	Anta Sports Products, Ltd.	67,124
1,300	Arezzo Industria E Comercio SA	20,641
3,289	Arvind, Ltd.	18,700
587	CCC SA	44,506
76,000	China Dongxiang Group Co., Ltd.	13,238
23,000	China Lilang, Ltd.	19,178
10,000	Cosmo Lady China Holdings Co., Ltd.(c)	3,913
2,059	De Licacy Industrial Co., Ltd.	1,736
2,085	Eclat Textile Co., Ltd.	25,403
22,880	Everest Textile Co., Ltd.	11,397
8,075	Feng Tay Enterprise Co., Ltd.	36,820
177	Fila Korea, Ltd.	10,594
94	Handsome Co., Ltd.	2,541
585	Hansae Co., Ltd.	12,426
1,315	Indo Count Industies, Ltd.	2,000
459	LF Corp.	10,287
4	LPP SA	8,965
3,212	Makalot Industrial Co., Ltd.	14,073
68	Page Industries, Ltd.	19,212
30,000	Pou Chen Corp.	37,711
2,940	Rajesh Exports, Ltd.	36,905
7,000	Shenzhou International Group	55,109
388	SRF, Ltd.	9,179
34,140	Tainan Spinning Co., Ltd.	15,089
7,000	Taiwan Paiho, Ltd.	32,264
4,591	Titan Co., Ltd.	41,088
627	Vardhman Textiles Ltd	12,836
16,000	Weiqiao Textile Co., Ltd.*	8,501

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
5,586	Welspun India, Ltd.	$5,883
337	Youngone Corp.	9,600

		629,514

Thrifts & Mortgage Finance (0.6%):
227	Can Finance Homes Ltd.	9,248
5,015	Dewan Housing Finance Corp., Ltd.	42,302
786	Gruh Finance, Ltd.	5,932
5,999	Housing Development Finance Corp., Ltd.	160,171
4,313	Indiabulls Housing Finance, Ltd.	79,855
7,284	LIC Housing Finance, Ltd.	70,182
61,360	Malaysia Building Society Berhad	16,458

		384,148

Tobacco (0.6%):
3,300	British American Tobacco Malaysia Berhad	34,196
42,598	ITC, Ltd.	168,527
599	KT&G Corp.	55,182
7,000	PT Gudang Garam Tbk	34,211
214	VST Industries, Ltd.	9,354

		301,470

Trading Companies & Distributors (0.3%):
11,062	Adani Enterprises, Ltd.	19,713
9,275	Barloworld, Ltd.	85,354
270,000	Bep International Holdings, Ltd.*	5,631
1,537	Daewoo International Corp.	25,946
1,664	Hudaco Industries, Ltd.	15,599
590	LG International Corp.	14,069
47,200	PT AkR Corporindo Tbk	24,945
2,473	SK Network Co., Ltd.	15,599
88	Trencor, Ltd.	247

		207,103

Transportation Infrastructure (1.5%):
9,195	Adani Ports & Special Economic Zone, Ltd.	53,152
50,600	Airports of Thailand Public Co., Ltd.	89,717
13,600	Bangkok Aviation Fuel Services Public Co., Ltd.	19,685
140,782	Bangkok Exressway & Metro Public Co., Ltd.	34,007
20,000	Beijing Capital International Airport Co., Ltd.	29,841
20,606	China Merchants Holdings International Co., Ltd.	63,772
11,900	Companhia de Concessoes Rodoviarias	66,890
38,000	Cosco Pacific, Ltd.	42,371
3,700	Ecorodovias Infraestrutura e Logistica SA	13,355
1,854	Gateway Distriparks, Ltd.	6,489
8,915	Grupo Aeroportuario del Centro Norte, SAb de C.V.	49,326
260	Grupo Aeroportuario del Sureste SAB de C.V., ADR	49,613
4,648	Grupo Aeroporturaio del Pacifico SAB de C.V.	47,615
19,750	International Container Terminal Services, Inc.	40,489
16,000	Jiangsu Expressway Co., Ltd., Series H	24,524
12,000	Malaysia Airports Holdings Berhad	24,168
1,675	Promotora y Operadora de Infraestructura SAB de C.V.	17,689
57,956	PT Jasa Marga Persero Tbk	24,124
20,000	Shenzhen Expressway Co., Ltd.	19,410

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
22,789	Shenzhen International Holdings, Ltd.	$42,896
58,253	Sociedad Matriz SAAM SA	6,194
18,000	Taiwan High Speed Rail Corp.	14,302
6,974	TAV Havalimanlari Holding AS	34,559
70,000	Tianjin Port Development Holdings, Ltd.	11,135
29,300	Westports Holding Berhad	26,490
20,000	Zhejiang Expressway Co., Ltd.	24,899

		876,712

Water Utilities (0.4%):
36,941	Aguas Andinas SA, Class A	23,524
22,000	Beijing Enterprises Water Group, Ltd.	17,757
38,000	China Water Affairs Group, Ltd.	27,024
6,610	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	69,141
1,200	Companhia de Saneamento de Minas Gerais- Copasa MG	16,230
64,000	CT Environmental Group, Ltd.	9,194
22,000	Guangdong Investment, Ltd.	31,484
16,068	Inversiones Aguas Metropolitanas SA	28,515
67,400	Manila Water Co.	40,953
95,500	TTW Public Co., Ltd.	30,963

		294,785

Wireless Telecommunication Services (3.2%):
11,500	Advanced Information Service plc	65,893
22,316	America Movil SAB de C.V., Series L, ADR	396,108
37,684	Axiata Group Berhad	46,788
13,131	Bharti Airtel, Ltd.	78,437
19,500	China Mobile, Ltd.	197,270
7,027	China Mobile, Ltd., ADR	355,356
17,300	DIGI.com Berhad	20,095
2,969	Empresa Nacional de Telecomunicaciones SA	30,734
18,000	Far EasTone Telecommunications Co., Ltd.	42,806
520	Globe Telecom, Inc.	20,991
29,245	Idea Cellular, Ltd.*	34,525
16,200	Maxis Berhad	22,261
2,220	MegaFon PJSC, Registered Shares, GDR	25,508
31,162	MTN Group, Ltd.	286,648
1,112	PLDT, Inc., ADR	35,495
30,600	PT Indosat Tbk	14,200
112,500	PT XL Axiata Tbk*	31,274
25,752	Reliance Communications, Ltd.*	7,601
1,682	SK Telecom Co., Ltd., ADR	41,360
14,000	Taiwan Mobile Co., Ltd.	49,912
2,816	Tim Participacoes SA, ADR	51,476
15,400	Total Access Communication Public Co., Ltd.*	26,334
5,607	Turkcell Iletisim Hizmetleri AS, ADR	49,454
11,621	Veon, Ltd., ADR	48,576
4,438	Vodacom Group, Ltd.	52,885

		2,031,987

Total Common Stocks (Cost $56,584,559)		62,120,632

Preferred Stocks (0.2%):
Chemicals (0.1%):
2,900	Braskem SA, Class A, 2.97%	38,792

Shares		Fair Value
Preferred Stocks, continued
Electric Utilities (0.0%):
723	Companhia de Transmissao de Energia Eletrica Paulista, 2.44%	$15,505

Independent Power & Renewable Electricity Producers (0.0%):
4,100	Companhia Energetica de Sao Paulo, Class B, 3.37%	18,618

Machinery (0.0%):
17,000	Marcopolo SA, 0.76%	23,245

Metals & Mining (0.0%):
7,000	Usinas Siderurgicas de Minas Gerais SA, Class A, 0.41%*	17,154

Multiline Retail (0.1%):
6,618	Lojas Americanas SA, 2.44%	40,272

Total Preferred Stocks (Cost $85,590)		153,586

Warrant (0.0%):
Real Estate Management & Development (0.0%):
9,059	Sunway Berhad(a)(b)	—

Total Warrant (Cost $–)		—

Rights (0.0%):
Auto Components (0.0%):
3,640	Sri Trang Agro, Expires on 10/09/17*(a)(b)	295

Banks (0.0%):
1,692	Union Bank of Taiwan, Expires on 10/16/17*(a)(b)	—

Construction & Engineering (0.0%):
2,750	China State Construction International Holdings, Ltd., Expires on 10/04/17*(a)	18

Electrical Equipment (0.0%):
4	Hyundai Electric & Energy Systems, Expires on 11/13/17*(a)	154

Energy Equipment & Services (0.0%):
135,979	UMW Oil & Gas Corp Berhad, Expires on 10/11/17*	161

Insurance (0.0%):
502	Hanwha General Insurance Co., Ltd., Expires on 11/03/17*(a)(b)	359

Machinery (0.0%):
4	Hyundai Construction, Expires on 11/08/17*(a)(b)	342

Marine (0.0%):
4,418	Yangming Marine, Expires on 11/20/17*(a)(b)	87

Total Rights (Cost $–)		1,416

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.2%):
$ 1,397,694	AZL DFA Emerging Markets Core Equity Fund Securities Lending Collateral Account(d)	1,397,694

Total Securities Held as Collateral for Securities on Loan (Cost $1,397,694)		1,397,694

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.4%):
252,421	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(e)	$252,421

Total Unaffiliated Investment Company (Cost $252,421)		252,421

Total Investment Securities (Cost $58,320,264) - 102.3%		63,925,749
Net other assets (liabilities) - (2.3)%		(1,450,552)

Net Assets - 100.0%		$62,475,197

Percentages indicated are based on net assets as of September 30, 2017.

ADR        -       American Depositary Receipt

GDR        -       Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $1,366,634.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2017. The total of all such securities represent 0.22% of the net assets of the fund.
(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.13% of the net assets of the Fund.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.
(e)	The rate represents the effective yield at September 30, 2017.

Amounts shown as “-” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2017:

Country	Percentage
Bermuda	0.4%
Brazil	7.6%
Cayman Islands	0.6%
Chile	1.4%
China	10.7%
Colombia	0.3%
Czech Republic	0.1%
Egypt	0.1%
Guernsey	— %^
Hong Kong	5.8%
Hungary	0.2%
India	12.0%
Indonesia	2.9%
Malaysia	3.4%
Mexico	4.5%
Netherlands	0.1%
Philippines	1.8%
Poland	1.7%
Republic of Korea (South)	14.4%
Romania	— %^
Russian Federation	1.1%
South Africa	7.8%
Spain	— %^
Switzerland	— %^
Taiwan, Province Of China	15.7%
Thailand	3.0%
Turkey	1.2%
Ukraine	— %^
United States	3.2%

100.0%

^	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (30.2%):
Beverages (2.0%):
$ 8,895,000	Coca-Cola Co. (The), 1.88%, 10/27/20	$8,890,936
728,000	Coca-Cola Co. (The), 1.55%, 9/1/21^	714,073
210,000	Coca-Cola Co. (The), 2.20%, 5/25/22^	210,631

		9,815,640

Communications Equipment (2.8%):
12,000,000	Cisco Systems, Inc., 2.20%, 2/28/21^	12,069,563
2,000,000	Cisco Systems, Inc., 1.85%, 9/20/21, Callable 8/20/21 @ 100	1,979,007

		14,048,570

Consumer Finance (2.5%):
12,435,000	Toyota Motor Credit Corp., 2.60%, 1/11/22	12,578,408

Diversified Financial Services (2.1%):
3,200,000	Berkshire Hathaway Finance, 4.25%, 1/15/21	3,420,517
6,810,000	Berkshire Hathaway, Inc., 2.20%, 3/15/21, Callable 2/15/21 @ 100^	6,856,731

		10,277,248

Food & Staples Retailing (0.2%):
1,000,000	Wal-Mart Stores, Inc., 4.25%, 4/15/21^	1,076,220

Food Products (1.8%):
3,250,000	Nestle Holdings, Inc., Series E, 1.88%, 3/9/21	3,234,787
6,000,000	Nestle Holdings, Inc., Series E, 1.38%, 7/13/21	5,864,592

		9,099,379

Household Products (2.3%):
2,000,000	Colgate-Palmolive Co., 2.30%, 5/3/22	2,014,183
5,015,000	Procter & Gamble Co. (The), 1.85%, 2/2/21	4,988,102
2,000,000	Procter & Gamble Co. (The), 1.70%, 11/3/21^	1,977,901
1,000,000	Procter & Gamble Co. (The), 2.30%, 2/6/22	1,007,748
1,474,000	Procter & Gamble Co. (The), 2.15%, 8/11/22	1,470,827

		11,458,761

Internet Software & Services (0.2%):
1,000,000	Alphabet, Inc., 3.63%, 5/19/21	1,057,775

IT Services (2.1%):
1,183,000	Automatic Data Processing, Inc., 2.25%, 9/15/20, Callable 8/15/20 @ 100^	1,194,590
1,000,000	IBM Corp., 2.25%, 2/19/21	1,003,034
8,000,000	IBM Corp., 2.50%, 1/27/22^	8,078,555

		10,276,179

Oil, Gas & Consumable Fuels (3.2%):
3,000,000	Chevron Corp., 1.96%, 3/3/20, Callable 2/3/20 @ 100	3,011,733
1,000,000	Chevron Corp., 2.10%, 5/16/21, Callable 4/15/21 @ 100	1,000,491
7,000,000	Chevron Corp., 2.50%, 3/3/22, Callable 2/3/22 @ 100	7,058,129

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 4,613,000	Exxon Mobil Corp., 2.22%, 3/1/21, Callable 2/1/21 @ 100	$4,647,848

		15,718,201

Pharmaceuticals (3.5%):
1,800,000	Johnson & Johnson, 2.25%, 3/3/22, Callable 2/3/22 @ 100	1,817,621
2,434,000	Merck & Co., Inc., 1.85%, 2/10/20	2,436,976
2,000,000	Merck & Co., Inc., 2.35%, 2/10/22^	2,006,915
958,000	Novartis Capital Corp., 2.40%, 5/17/22, Callable 4/17/22 @ 100	963,857
10,000,000	Pfizer, Inc., 1.95%, 6/3/21^	10,005,924

		17,231,293

Software (4.5%):
1,111,000	Microsoft Corp., 1.55%, 8/8/21, Callable 7/8/21 @ 100	1,091,382
6,551,000	Microsoft Corp., 2.40%, 2/6/22, Callable 1/6/22 @ 100^	6,622,420
2,500,000	Microsoft Corp., 2.38%, 2/12/22, Callable 1/12/22 @ 100^	2,522,721
2,500,000	Oracle Corp., 2.80%, 7/8/21	2,556,534
10,307,000	Oracle Corp., 1.90%, 9/15/21, Callable 8/15/21 @ 100	10,231,789

		23,024,846

Technology Hardware, Storage & Peripherals (2.8%):
11,605,000	Apple, Inc., 2.25%, 2/23/21, Callable 1/23/21 @ 100	11,698,370
2,000,000	Apple, Inc., 2.85%, 5/6/21	2,055,158

		13,753,528

Thrifts & Mortgage Finance (0.2%):
1,000,000	USAA Capital Corp., 2.00%, 6/1/21(a)	989,681

Total Corporate Bonds (Cost $150,154,771)		150,405,729

Foreign Bonds (23.5%):
Banks (6.9%):
2,026,000	ANZ New Zealand Int’l Ltd/London, Series E, 0.40%, 3/1/22+	2,395,022
550,000	Bank Nederlandse Gemeenten NV, Series E, 1.00%, 3/15/22+	732,978
2,000,000	Commonwealth Bank of Australia, 3.25%, 1/17/22+	1,575,156
1,220,000	Commonwealth Bank of Australia, 3.25%, 3/31/22+	959,318
500,000	Commonwealth Bank of Australia, Series E, 0.50%, 7/11/22+	592,614
500,000	Cooperatieve Rabobank UA, Series G, 4.00%, 1/11/22+	685,522
2,060,000	Cooperatieve Rabobank UA, Series E, 4.75%, 6/6/22+	2,940,458
500,000	Dexia Credit Local SA, Series E, 1.13%, 6/15/22+	665,627
4,530,000	Kreditanstalt fuer Wiederaufbau, Series E, 0.88%, 3/15/22+	6,039,198
200,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, Series E, 0.88%, 3/7/22+	265,540
3,000,000	National Australia Bank Ltd., Series G, 0.88%, 1/20/22+	3,631,025

Continued

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Banks, continued
$ 250,000	Nordea Bank AB, Series E, 2.00%, 2/17/21+	$314,692
750,000	Nordea Bank AB, Series E, 3.25%, 7/5/22+	1,011,348
928,000	Oesterreichische Kontrollbank AG, Series E, 0.75%, 3/7/22+	1,225,784
4,500,000	Royal Bank of Canada, Series DPNT, 1.97%, 3/2/22+	3,536,951
600,000	Skandinaviska Enskilda Banken AB, Series G, 0.30%, 2/17/22+	712,679
250,000	Svenska Handelsbanken AB, Series E, 0.25%, 2/28/22+	295,733
5,000,000	Toronto-Dominion Bank (The), Series DPNT, 2.62%, 12/22/21+	4,036,149
3,000,000	Toronto-Dominion Bank (The), Series DPNT, 1.99%, 3/23/22+	2,357,366
100,000	Westpac Banking Corp., Series E, 0.25%, 1/17/22+	117,892

		34,091,052

Capital Markets (0.6%):
900,000	FMS Wertmanagement AoeR, 0.88%, 2/14/22+	1,198,479
2,500,000	International Finance Corp., 2.80%, 8/15/22+	1,966,779

		3,165,258

Consumer Finance (0.2%):
1,500,000	Toyota Credit Canada, Inc., 2.02%, 2/28/22+	1,179,753

Diversified Financial Services (4.5%):
5,700,000	ASB Finance Ltd., Series E, 0.50%, 6/10/22+	6,739,145
500,000	European Financial Stability Facility, Series E, 2.25%, 9/5/22+	658,194
1,250,000	Inter-American Development Bank, 3.75%, 7/25/22+	1,024,483
2,000,000	International Bank for Reconstruction & Development, 2.60%, 9/20/22+	1,557,866
12,000,000	Kommuninvest I Sverige AB, Series 2109, 1.00%, 9/15/21+	1,516,587
61,000,000	Kommuninvest I Sverige AB, 0.25%, 6/1/22+	7,376,924
2,000,000	Landwirtschaftliche Rentenbank, 2.70%, 9/5/22+	1,563,404
500,000	Op Corporate Bank plc, Series E, 0.75%, 3/3/22+	603,749
500,000	Temasek Financial I Ltd., Series E, 0.50%, 3/1/22+	598,750
800,000	Temasek Financial I Ltd., Series G, 4.63%, 7/26/22+	1,237,486

		22,876,588

Household Products (0.1%):
200,000	Procter & Gamble Co. (The), 2.00%, 8/16/22+	255,637

Industrial Conglomerates (0.5%):
1,550,000	3M Co., 0.38%, 2/15/22, Callable 11/15/21 @ 100+	1,842,100

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Industrial Conglomerates, continued
$ 500,000	General Electric Co., 0.38%, 5/17/22, Callable 4/17/22 @ 100+	$592,150

		2,434,250

Oil, Gas & Consumable Fuels (0.4%):
1,000,000	Shell International Finance BV, Series E, 1.25%, 3/15/22+	1,238,483
200,000	Shell International Finance BV, Series E, 1.00%, 4/6/22+	245,012
500,000	Total Capital Canada Ltd., Series E, 1.13%, 3/18/22+	614,092

		2,097,587

Pharmaceuticals (0.6%):
500,000	Pfizer, Inc., 5.75%, 6/3/21+	713,338
1,571,000	Pfizer, Inc., 0.25%, 3/6/22, Callable 2/6/22 @ 100+	1,860,171
400,000	Roche Holdings, Inc., Series E, 6.50%, 3/4/21+	578,394

		3,151,903

Sovereign Bond (9.7%):
3,000,000	Canada Housing Trust No 1, 1.75%, 6/15/22+(a)	2,368,019
400,000	Finland Government Bond, 1.63%, 9/15/22+(a)	514,616
2,000,000	French Republic Government Bond OAT, 3.00%, 4/25/22+	2,712,694
4,150,000	French Republic Government Bond OAT, 0.00%, 5/25/22+	4,942,417
8,000,000	Province of Alberta Canada, 1.35%, 9/1/21+	6,227,187
4,000,000	Province of British Columbia Canada, 3.25%, 12/18/21+	3,358,384
1,200,000	Province of Manitoba, 1.55%, 9/5/21+	942,235
6,000,000	Province of Quebec, 4.25%, 12/1/21+	5,214,940
950,000	Province of Quebec, 0.88%, 5/24/22+	1,254,547
3,500,000	Singapore Government, 2.25%, 6/1/21+	2,642,099
1,000,000	Singapore Government, 1.25%, 10/1/21+	728,265
3,500,000	Singapore Government, 1.75%, 4/1/22+	2,591,512
99,000,000	Swedish Government, 3.50%, 6/1/22+	14,148,416

		47,645,331

Total Foreign Bonds (Cost $115,383,443)		116,897,359

Yankee Dollars (45.1%):
Banks (21.4%):
370,000	Australia & New Zealand Banking Group Ltd./New York, 2.55%, 11/23/21	370,204
7,500,000	Bank Nederlandse Gemeenten, 2.38%, 2/1/22(a)	7,579,732
13,195,000	Bank of Montreal, 1.90%, 8/27/21	13,015,100
1,000,000	Bank of Nova Scotia, 2.70%, 3/7/22^	1,009,955
4,000,000	BK Nederlandse Gemeenten, Registered Shares, 1.63%, 4/19/21	3,951,427

Continued

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$ 2,625,000	Commonwealth Bank of Australia, 2.75%, 3/10/22(a)	$2,649,358
1,000,000	Cooperatieve Rabobank UA, 4.50%, 1/11/21	1,071,403
1,000,000	Cooperatieve Rabobank UA, 3.88%, 2/8/22	1,060,123
2,650,000	Dexia Credit Local SA NY, Registered Shares, 1.88%, 1/29/20	2,638,665
2,000,000	Kreditanstalt fuer Wiederaufbau, 2.13%, 3/7/22	2,007,516
1,000,000	L-Bank BW Foerderbank, Series E, 1.38%, 7/21/21	976,650
2,000,000	National Australia Bank Ltd., 1.88%, 7/12/21	1,962,403
5,500,000	National Australia Bank Ltd., 2.80%, 1/10/22	5,561,759
2,587,000	National Australia Bank Ltd., Series G, 2.50%, 5/22/22	2,583,318
600,000	National Australian Bank of New York, Series G, 2.63%, 1/14/21	603,301
2,000,000	Nordea Bank AB, Registered Shares, 2.50%, 9/17/20(a)	2,018,463
9,000,000	Nordic Investment Bank, 2.13%, 2/1/22	9,041,995
5,000,000	Oesterreichische Kontrollbank, 2.38%, 10/1/21	5,069,913
3,000,000	Rabobank Nederland NY, Series G, 2.50%, 1/19/21	3,030,952
2,500,000	Rabobank Nederland NY, 2.75%, 1/10/22	2,535,644
2,500,000	Royal Bank of Canada, 2.50%, 1/19/21	2,521,966
8,031,000	Royal Bank of Canada, Series G, 2.75%, 2/1/22^	8,189,655
9,327,000	Svenska Handelsbanken AB, Series G, 2.40%, 10/1/20	9,414,835
448,000	Svenska Handelsbanken AB, 1.88%, 9/7/21	441,095
2,500,000	Toronto-Dominion Bank (The), 2.13%, 4/7/21	2,492,884
3,000,000	Toronto-Dominion Bank (The), 1.80%, 7/13/21	2,954,706
2,000,000	Westpac Banking Corp., 2.30%, 5/26/20^	2,015,907
4,500,000	Westpac Banking Corp., 2.60%, 11/23/20	4,561,200
1,000,000	Westpac Banking Corp., 2.00%, 8/19/21^	987,287
4,000,000	Westpac Banking Corp., 2.80%, 1/11/22^	4,061,424

		106,378,840

Diversified Financial Services (9.4%):
334,000	Asian Development Bank, Series G, 1.63%, 3/16/21	331,142
13,000,000	Council of Europe Development Bank, 1.63%, 3/16/21	12,867,135

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$ 11,000,000	European Investment Bank, Series DIP, 1.38%, 9/15/21	$10,748,153
1,000,000	Export Development Canada, 1.38%, 10/21/21	975,936
3,000,000	Kommunalbanken AS, Registered Shares, 1.63%, 2/10/21	2,970,198
7,000,000	Kommunalbanken AS, Registered Shares, 2.25%, 1/25/22	7,036,470
1,000,000	Municipality Finance plc, Registered Shares, 1.38%, 9/21/21	974,217
11,000,000	Swedish Export Credit Corp., Series G, 1.75%, 3/10/21	10,923,606

		46,826,857

Industrial Conglomerates (2.8%):
13,706,000	GE Capital International Funding, 2.34%, 11/15/20	13,850,279

Oil, Gas & Consumable Fuels (3.6%):
2,700,000	Shell International Finance BV, 2.13%, 5/11/20	2,716,601
10,000,000	Shell International Finance BV, 1.75%, 9/12/21	9,859,692
1,000,000	Total Capital International SA, 2.88%, 2/17/22	1,021,361
4,000,000	Total Capital SA, 4.45%, 6/24/20	4,270,992

		17,868,646

Sovereign Bond (7.9%):
6,000,000	Caisse D’amort Dette SOC, Registered Shares, 1.88%, 2/12/22	5,928,624
2,600,000	Caisse D’amortissement de La Dette Sociale, 2.00%, 3/22/21	2,598,136
5,000,000	CPPIB Capital Inc., 2.25%, 1/25/22(a)	5,023,070
8,000,000	CPPIB Capital, Inc., Registered Shares, 2.25%, 1/25/22	8,036,912
800,000	Province of Manitoba, 2.05%, 11/30/20^	801,101
1,500,000	Province of Manitoba, 2.13%, 5/4/22	1,490,750
1,000,000	Province of Ontario, 2.50%, 9/10/21	1,013,289
8,500,000	Province of Ontario, 2.40%, 2/8/22	8,570,085
6,000,000	Province of Quebec, 2.38%, 1/31/22	6,049,238

		39,511,205

Total Yankee Dollars (Cost $223,740,432)		224,435,827

Securities Held as Collateral for Securities on Loan (5.4%):
$26,816,357	AZL DFA Five-Year Global Fixed Income Fund Securities Lending Collateral Account(b)	26,816,357

Total Securities Held as Collateral for Securities on Loan (Cost $26,816,357)		26,816,357

Unaffiliated Investment Company (1.1%):
5,581,600	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(c)	5,581,600

Total Unaffiliated Investment Company (Cost $5,581,600)		5,581,600

Total Investment Securities (Cost $521,676,603) - 105.3%		524,136,872
Net other assets (liabilities) - (5.3)%		(26,239,920)

Continued

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Net Assets - 100.0%	$497,896,952

Percentages indicated are based on net assets as of September 30, 2017.

^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $26,036,882.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.
(c)	The rate represents the effective yield at September 30, 2017.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2017:

Country	Percentage
Australia	6.1%
Austria	1.2%
Belgium	0.5%
Canada	17.8%
Denmark	0.4%
Finland	0.4%
France	4.2%
Germany	2.3%
Luxembourg	0.1%
Netherlands	7.2%
New Zealand	1.7%
Norway	1.9%
Singapore	1.5%
SNAT	7.2%
Sweden	8.9%
United States	38.6%

100.0%

Continued

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Forward Currency Contracts

At September 30, 2017, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Dollar	2,061,292	Swedish Krona	16,727,863	State Street	10/10/17	$2,055,704	$5,588
U.S. Dollar	21,391,318	Swedish Krona	172,802,705	State Street	10/10/17	21,235,900	155,418
U.S. Dollar	376,275	European Euro	315,570	Citibank	10/11/17	373,164	3,111
U.S. Dollar	4,140,217	European Euro	3,532,479	Citibank	10/11/17	4,177,187	(36,970)
U.S. Dollar	1,012,504	European Euro	858,559	Citibank	10/11/17	1,015,254	(2,750)
U.S. Dollar	932,427	European Euro	791,340	Citibank	10/11/17	935,766	(3,339)
U.S. Dollar	2,014,048	European Euro	1,724,899	Citibank	10/11/17	2,039,708	(25,660)
U.S. Dollar	569,306	European Euro	476,184	Citibank	10/11/17	563,092	6,214
U.S. Dollar	282,607	European Euro	243,471	Citibank	10/11/17	287,907	(5,300)
U.S. Dollar	872,162	European Euro	723,584	SSGA	10/11/17	855,644	16,518
U.S. Dollar	241,747	European Euro	203,093	State Street	10/11/17	240,159	1,588
U.S. Dollar	1,060,537	European Euro	889,389	State Street	10/11/17	1,051,710	8,827
U.S. Dollar	312,732	European Euro	261,822	State Street	10/11/17	309,607	3,125
U.S. Dollar	1,912,411	European Euro	1,588,854	State Street	10/11/17	1,878,834	33,577
U.S. Dollar	1,200,781	European Euro	1,048,660	State Street	10/11/17	1,240,049	(39,268)
U.S. Dollar	950,086	European Euro	805,792	State Street	10/11/17	952,856	(2,770)
U.S. Dollar	15,554,421	European Euro	13,490,643	State Street	10/11/17	15,952,801	(398,380)
U.S. Dollar	2,031,698	European Euro	1,708,275	State Street	10/11/17	2,020,050	11,648
U.S. Dollar	921,919	European Euro	774,628	State Street	10/11/17	916,004	5,915
U.S. Dollar	1,111,039	European Euro	930,914	State Street	10/11/17	1,100,814	10,225
U.S. Dollar	1,735,489	European Euro	1,466,926	State Street	10/11/17	1,734,653	836
U.S. Dollar	24,659,631	Canadian Dollar	30,081,196	Barclay	10/23/17	24,115,252	544,379
U.S. Dollar	4,128,172	Canadian Dollar	5,077,412	SSGA	10/23/17	4,070,419	57,753
U.S. Dollar	1,213,020	Canadian Dollar	1,498,470	State Street	10/23/17	1,201,281	11,739
U.S. Dollar	2,212,176	British Pound	1,647,680	Barclays Capital	10/24/17	2,209,220	2,956
U.S. Dollar	4,420,559	British Pound	3,297,614	SSGA	10/24/17	4,421,462	(903)
U.S. Dollar	1,345,758	British Pound	993,655	State Street	10/24/17	1,332,299	13,459
U.S. Dollar	3,297,934	British Pound	2,435,529	State Street	10/24/17	3,265,572	32,362
U.S. Dollar	475,858	British Pound	350,114	State Street	10/24/17	469,435	6,423
U.S. Dollar	1,321,351	British Pound	978,550	State Street	10/24/17	1,312,046	9,305
U.S. Dollar	1,957,289	Australian Dollar	2,483,650	Barclays Capital	11/3/17	1,946,814	10,475
U.S. Dollar	1,594,273	Australian Dollar	1,998,069	Barclays Capital	11/3/17	1,566,190	28,083
U.S. Dollar	807,304	Australian Dollar	1,013,682	Citibank	11/3/17	794,576	12,728
U.S. Dollar	1,046,874	Australian Dollar	1,325,671	Citibank	11/3/17	1,039,129	7,745
U.S. Dollar	814,854	Australian Dollar	1,015,846	SSGA	11/3/17	796,273	18,581
U.S. Dollar	1,591,219	Australian Dollar	2,030,045	State Street	11/3/17	1,591,254	(35)
U.S. Dollar	987,074	Australian Dollar	1,232,277	State Street	11/3/17	965,923	21,151
U.S. Dollar	6,050,591	Singapore Dollar	8,123,282	State Street	12/19/17	5,997,093	53,498

	118,608,953		286,948,392			$118,031,101	$577,852

Long Contracts:
Australian Dollar	2,520,500	U.S. Dollar	1,987,063	Barclays Capital	10/4/17	$1,976,478	$(10,585)
Australian Dollar	2,011,470	U.S. Dollar	1,577,194	State Street	10/4/17	1,577,317	123

	4,531,970		3,564,257			$3,553,795	$(10,462)

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (98.8%):
Aerospace & Defense (1.3%):
15,989	Austal, Ltd.	$19,499
44,779	BAE Systems plc	378,913
5,900	Bombardier, Inc., Class B*	10,688
11,887	CAE, Inc.	207,994
3,081	Chemring Group plc	7,432
143,607	Cobham plc	280,357
504	Elbit Systems, Ltd.	74,205
3,429	European Aeronautic Defence & Space Co. NV	326,352
14,340	Finmeccanica SpA	268,628
2,535	Heroux-Devtek, Inc.*	26,354
1,132	LiSi	59,319
539	Macdonald Dettwiler & Associates, Ltd.	30,665
41,242	Meggitt plc	287,919
3,010	MTU Aero Engines AG	480,045
37,946	QinetiQ Group plc	125,527
25,323	Rolls-Royce Holdings plc	300,993
1,752	Saab AB	89,161
1,661	Safran SA	169,688
31,537	Senior plc	116,581
17,700	Singapore Technologies Engineering, Ltd.	45,003
1,426	Thales SA	161,349
4,635	Ultra Electronics Holdings plc	111,657
3,131	Zodiac Aerospace	90,527

		3,668,856

Air Freight & Logistics (0.4%):
6,697	Bollore, Inc.	33,501
7,355	BPOST SA	218,633
1,468	Compania de Distribucion Integral Logista Holdings SA	35,303
19,100	Cwt, Ltd.	32,972
7,375	Deutsche Post AG	328,284
5,804	Freightways, Ltd.	32,632
37,500	Kerry Network, Ltd.	51,899
2,300	Kintetsu World Express, Inc.	38,194
1,800	Konoike Transport Co., Ltd.	27,434
5,936	Mainfreight, Ltd.	106,847
4,000	Mitsui-Soko Holdings Co., Ltd.	11,810
1,146	Oesterreichische Post AG	52,907
282	Panalpina Welttransport Holdings	41,339
22,252	PostNL NV	95,893
23,649	Royal Mail plc	121,738
58,500	Singapore Post, Ltd.	53,925
3,900	Yamato Holdings Co., Ltd.	78,807

		1,362,118

Airlines (0.3%):
2,930	Air Canada*	61,625
4,229	Air France-KLM*	66,686
26,921	Air New Zealand, Ltd.	65,583
1,200	All Nippon Airways Co., Ltd.	45,510
49,046	Cathay Pacific Airways, Ltd.*	74,096
7,741	Deutsche Lufthansa AG, Registered Shares	215,076
2,130	easyJet plc	34,768
28,658	El Al Israel Airlines	19,393
2,128	Exchange Income Corp.	59,579
13,156	International Consolidated Airlines Group SA	104,630
28,692	Qantas Airways, Ltd.	131,605
21,400	Singapore Airlines, Ltd.	158,672

		1,037,223

Auto Components (3.2%):
6,300	Aisin Sieki Co., Ltd.	332,147
7,300	Akebono Brake Industry Co., Ltd.*	24,996

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
2,288	Arb Corp., Ltd.	$31,111
266	Autoneum Holding AG	74,400
6,935	Brembo SpA	117,541
12,900	Bridgestone Corp.	585,890
3,874	CIE Automotive SA	103,545
7,997	Compagnie Generale des Establissements Michelin SCA, Class B	1,168,660
887	Continental AG	225,114
2,800	Daido Metal Co., Ltd.	25,000
2,400	Daikyonishikawa Corp.	38,688
4,700	Denso Corp.	238,060
1,800	Eagle Industry Co., Ltd.	33,080
1,724	ElringKlinger AG	32,128
1,700	Exedy Corp.	51,755
5,121	Faurecia	355,504
2,300	FCC Co., Ltd.	51,285
500	Futaba Industrial Co., Ltd.	5,631
70,607	GKN plc	327,703
874	Grammer AG	56,985
1,400	G-Tekt Corp.	28,952
2,186	Hella KGAA Hueck & Co.^	128,934
1,600	Hi-Lex Corp.	42,242
200	Kasai Kogyo Co., Ltd.	3,036
2,500	Keihin Corp.	42,849
1,600	Koito Manufacturing Co., Ltd.	100,415
31,203	Kongsberg Automotive ASA*	36,718
500	KYB Co., Ltd.	30,255
2,493	Leoni AG	165,285
3,233	Linamar Corp.	197,307
8,141	Magna International, Inc., ADR	434,567
6,366	Martinrea International, Inc.	57,863
1,027	Mgi Coutier	45,392
2,000	Mitsuba Corp.	31,046
1,600	Musashi Seimitsu Industry Co. L	49,953
6,000	NGK Spark Plug Co., Ltd.	127,925
12,000	NHK SPRING Co., Ltd.	129,508
1,800	Nifco, Inc.	110,231
4,000	Nippon Seiki Co., Ltd.	81,803
700	Nissin Kogyo Co., Ltd.	12,536
2,700	NOK Corp.	60,730
6,062	Nokian Renkaat OYJ	269,759
2,600	Pacific Industrial Co., Ltd.	34,723
1,800	Piolax, Inc.	51,015
2,839	Plastic Omnium SA	121,368
6,300	Press Kogyo Co., Ltd.	34,537
1,519	Saf-Holland SA	30,875
1,600	Sanden Holdings Corp.*	31,799
2,500	Stanley Electric Co., Ltd.	85,764
17,200	Sumitomo Electric Industries, Ltd.	281,298
2,900	Sumitomo Riko Co., Ltd.	29,210
7,600	Sumitomo Rubber Industries, Ltd.	139,441
2,000	Tachi-S Co., Ltd.	37,070
3,900	Tokai Rika Co., Ltd.	77,258
2,500	Topre Corp.	76,856
7,500	Toyo Tire & Rubber Co., Ltd.	168,827
4,500	Toyoda Gosei Co., Ltd.	106,474
3,500	Toyota Boshoku Corp.	74,218
1,100	Toyota Industries Corp.	63,299
1,500	TPR Co., Ltd.	50,393
3,600	TS Tech Co., Ltd.	121,101
2,000	Unipres Corp.	55,705
2,847	Valeo SA	211,550
82,000	Xinyi Glass Holdings, Ltd.	81,074
6,500	Yokohama Rubber Co., Ltd. (The)	134,200

		8,164,584

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Automobiles (3.8%):
9,641	Bayerische Motoren Werke AG (BMW)	$977,921
17,431	Daimler AG, Registered Shares	1,389,873
958	Ferrari NV	105,840
31,464	Fiat Chrysler Automobiles NV	563,710
4,300	Fuji Heavy Industries, Ltd.	155,248
23,400	Honda Motor Co., Ltd.	693,788
12,200	Isuzu Motors, Ltd.	161,856
23,400	Mazda Motor Corp.	358,949
48,200	Nissan Motor Co., Ltd.	477,664
14,678	Piaggio & C SpA	46,016
27,636	PSA Peugeot Citroen SA	658,187
3,686	Renault SA	362,119
5,000	Suzuki Motor Corp.	262,539
45,438	Toyota Motor Corp.	2,712,983
794	Volkswagen AG	134,418
4,800	Yamaha Motor Co., Ltd.	143,935

		9,205,046

Banks (10.3%):
3,000	77th Bank	74,258
500	Aichi Bank, Ltd. (The)	30,508
1,200	Aomori Bank, Ltd. (The)	41,928
9,771	Australia & New Zealand Banking Group, Ltd.	227,716
10,000	Awa Bank, Ltd. (The)	66,022
23,992	Banca Popolare dell’Emilia Romarna	143,469
23,223	Banca Popolare di Sondrio SCARL	99,899
29,024	Banco Bilbao Vizcaya Argentaria SA	258,646
61,025	Banco Bpm SpA*	253,557
100,929	Banco de Sabadell SA	210,958
69,172	Banco Santander SA	482,898
6,708	Bank Hapoalim BM	46,991
28,290	Bank Leumi Le-Israel Corp.	150,262
5,200	Bank of East Asia, Ltd. (The)	22,481
2,674	Bank of Georgia Holdings	116,804
17,531	Bank of Ireland Group plc*	143,611
900	Bank of Iwate, Ltd. (The)	36,386
1,400	Bank of Kyoto, Ltd. (The)	71,225
15,317	Bank of Montreal	1,159,650
500	Bank of Nagoya, Ltd. (The)	19,661
13,051	Bank of Nova Scotia	838,527
1,320	Bank of Okinawa, Ltd. (The)	53,140
11,595	Bank of Queensland, Ltd.	118,419
1,100	Bank of Saga, Ltd. (The)	26,626
10,431	Bankia SA	50,308
84	Banque Cantonale Vaudoise,Registered Shares	62,501
32,755	Barclays plc, ADR	339,014
15,397	Bendigo & Adelaide Bank, Ltd.	141,010
206	Berner Kantonalbank AG	39,255
9,836	BNP Paribas SA	793,629
66,542	BOC Hong Kong Holdings, Ltd.	323,763
6,760	Canadian Imperial Bank of Commerce	591,635
4,927	Canadian Western Bank	133,127
12,000	Chiba Bank, Ltd. (The)	85,913
3,800	Chugoku Bank, Ltd. (The)	52,112
2,600	Chuo Mitsui Trust Holdings, Inc.	93,965
9,830	Commerzbank AG*	133,712
10,374	Commonwealth Bank of Australia	614,230
15,000	Concordia Financial Group, Ltd.	74,291
11,349	Credit Agricole SA	206,342
4,185	Credito Emiliano SpA	37,613

Shares		Fair Value
Common Stocks, continued
Banks, continued
5,520	Credito Valtellinese SpA*	$26,536
21,156	Criteria Caixacorp SA	106,206
12,800	Dah Sing Banking Group, Ltd.	28,139
5,600	Dah Sing Financial Holdings, Ltd.	38,121
1,300	Daishi Bank, Ltd. (The)	61,308
5,550	Danske Bank A/S	221,986
14,338	DBS Group Holdings, Ltd.	220,675
4,975	DnB NOR ASA	100,282
900	Ehime Bank, Ltd. (The)	11,568
6,408	Erste Group Bank AG	277,627
6,500	Fidea Holdings Co., Ltd.	11,908
1,816	First International Bank of Israel	33,910
1,500	Fukui Bank, Ltd. (The)	39,807
13,000	Fukuoka Financial Group, Inc.	60,161
11,600	Gunma Bank, Ltd. (The)	71,873
10,800	Hachijuni Bank, Ltd. (The)	67,587
2,805	Hang Seng Bank, Ltd.	68,463
25,589	Heartland Bank, Ltd.	33,635
8,000	Hiroshima Bank, Ltd. (The)	64,872
1,000	Hokkoku Bank, Ltd. (The)	43,852
1,400	Hokuetsu Bank, Ltd. (The)	31,855
3,500	Hokuhoku Financial Group, Inc.	56,411
34,051	HSBC Holdings plc, ADR	1,682,459
11,000	Hyakugo Bank, Ltd. (The)	49,224
13,000	Hyakujushi Bank, Ltd. (The)	45,106
15,133	ING Groep NV	279,071
22,660	Intesa Sanpaolo SpA	80,124
24,232	Isreal Discount Bank*	61,160
8,200	Iyo Bank, Ltd. (The)	66,433
1,200	Juroku Bank, Ltd. (The)	39,515
2,046	Jyske Bank A/S	118,152
200	Kansai Urban Banking Corp.	2,489
2,633	KBC Groep NV	223,157
8,000	Keiyo Bank, Ltd. (The)	37,155
2,400	Kiyo Bank, Ltd. (The)	40,312
12,290	Kyushu Financial Group, Inc.	75,681
1,601	Laurentian Bank of Canada	77,394
8,880	Liberbank SA*	8,199
696	Liechtenstein Landesbank AG	34,995
143,580	Lloyds TSB Group plc, ADR	525,503
144	Luzerner Kantonalbank AG	67,654
12,870	Mebuki Financial Group, Inc.	49,784
15,012	Mediobanca SpA	161,089
76,800	Mitsubishi UFJ Financial Group, Inc.	499,098
800	Miyazaki Bank, Ltd. (The)	29,038
5,533	Mizrahi Tefahot Bank, Ltd.	99,255
141,900	Mizuho Financial Group, Inc.	248,866
1,700	Musashino Bank, Ltd. (The)	50,608
1,300	Nanto Bank, Ltd. (The)	36,537
28,207	National Australia Bank, Ltd.	700,559
10,556	National Bank of Canada	508,086
12,824	Natixis	102,629
5,000	Nishi-Nippon Holdings, Inc.	54,734
25,979	Nordea Bank AB	353,015
14,600	North Pacific Bank, Ltd.	46,224
900	Ogaki Kyoritsu Bank, Ltd. (The)	25,212
20,052	Oversea-Chinese Banking Corp., Ltd.	165,358
6,750	Raiffeisen International Bank-Holding AG*	226,242
18,000	Resona Holdings, Inc.	92,512
599	Ringkjoebing Landbobank A/S	30,923
10,304	Royal Bank of Canada	797,014
12,603	Royal Bank of Scotland, ADR*	91,750
11,600	Senshu Ikeda Holdings, Inc.	44,686
24,500	Seven Bank, Ltd.	88,451
11,000	Shiga Bank, Ltd. (The)	61,262

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,000	Shikoku Bank, Ltd. (The)	$15,143
3,100	Shinsei Bank, Ltd.	49,681
5,000	Shizuoka Bank, Ltd. (The)	45,000
12,739	Skandinaviska Enskilda Banken AB, Class A	168,210
7,257	Societe Generale	424,498
5,219	Spar Nord Bank A/S	65,065
8,827	Sparebank 1 Sr-Bank ASA	95,060
121	St. Galler Kantonalbank AG	55,745
30,327	Standard Chartered plc*	301,382
5,900	Sumitomo Mitsui Financial Group, Inc.	226,990
1,500	Suruga Bank, Ltd.	32,396
3,471	Svenska Handelsbanken AB, Class A	52,484
6,195	Swedbank AB, Class A	171,380
3,454	Sydbank A/S	143,490
12,000	Toho Bank, Ltd. (The)	45,157
1,700	Tokyo Ty Financial Group, Inc.	43,541
7,500	Tomony Holdings, Inc.	33,965
19,576	Toronto-Dominion Bank (The)	1,101,542
2,100	Towa Bank, Ltd. (The)	22,529
36,343	UBI Banca - Unione di Banche Italiane SCPA	188,800
6,613	Unicredit SpA*	140,830
8,427	United Overseas Bank, Ltd.	146,076
782	Valiant Holding AG	84,988
6,876	Virgin Money Holdings UK	26,418
582	Walliser Kantonalbank, Registered Shares	57,829
51,785	Westpac Banking Corp.	1,304,225
1,600	Yamagata Bank, Ltd. (The)	37,167
3,000	Yamaguchi Financial Group, Inc.	35,132
9,000	Yamanashi Chuo Bank, Ltd. (The)	37,880
8	Zuger Kantonalbank AG	44,460

		23,416,622

Beverages (1.1%):
10,537	A.G. Barr plc	87,254
3,070	Anheuser-Busch InBev NV	366,914
2,300	Asahi Breweries, Ltd.	93,132
8,796	Britvic plc	89,043
12,528	C&C Group plc	45,159
1,327	Carlsberg A/S, Class B	145,385
5,367	Coca-Cola Amatil, Ltd.	32,596
2,981	Coca-Cola European Partners plc	125,024
3,906	Coca-Cola HBC AG	132,275
650	Coca-Cola West Co., Ltd.	21,102
9,750	Cott Corp.	146,219
8,506	Davide Campari - Milano SpA^	61,772
4,154	Diageo plc, ADR	548,868
1,867	Heineken NV	184,773
2,200	ITO EN, Ltd.	74,247
10,600	Kirin Holdings Co., Ltd.	249,606
938	Olvi OYJ	32,183
1,800	Refresco Group NV(a)	36,229
2,807	Royal Unibrew A/S	153,907
4,000	Sapporo Breweries, Ltd.	107,958
1,000	Suntory Beverage & Food, Ltd.	44,576
16,383	Treasury Wine Estates, Ltd.	176,532

		2,954,754

Biotechnology (0.2%):
986	Bavarian Nordic A/S*	44,101
1,137	Biotest AG	30,539
2,219	CSL, Ltd.	233,232

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
3,624	Genus plc	$101,938
2,522	Grifols SA	73,470
999	Idorsia, Ltd.	17,872
7,447	Knight Therapeutics, Inc.*	51,632
1,222	Shire plc	62,244
3,118	Sirtex Medical, Ltd.	32,626

		647,654

Building Products (1.1%):
1,800	AICA Kogyo Co., Ltd.	60,589
2,028	Arbonia AG*	36,244
5,600	Asahi Glass Co., Ltd.	208,001
5,702	Assa Abloy AB, Class B	130,522
15	Belimo Holding AG, Registered Shares	60,106
3,700	Bunka Shutter Co., Ltd.	27,716
2,200	Central Glass Co., Ltd.	48,001
2,051	Compagnie de Saint-Gobain SA	122,243
1,500	Daikin Industries, Ltd.	152,076
119	dorma kaba Holding AG	121,492
434	Geberit AG, Registered Shares	205,369
12,489	Gwa Group, Ltd.	25,649
2,938	Inwido AB	37,438
10,573	Kingspan Group plc	449,607
3,279	Lindab International AB	34,817
5,800	Lixil Group Corp.	154,063
5,337	Nibe Industrier AB, Class B	53,834
8,000	Nichias Corp.	99,091
1,500	Nichiha Corp.	56,322
1,500	Nippon Sheet Glass Co., Ltd.*	11,677
2,000	Nitto Boseki Co., Ltd.	61,532
1,500	Noritz Corp.	26,975
1,400	Okabe Co., Ltd.	13,211
12,336	Polypipe Group plc	69,691
22	Rockwool International A/S	5,501
435	Rockwool International A/S	118,175
1,900	Sankyo Tateyama, Inc.	27,063
11,100	Sanwa Holdings Corp.	127,423
52	Schweiter Technologies AG	66,773
1,800	Takara Standard Co., Ltd.	31,112
1,348	Tarkett SA	60,733
2,500	TOTO, Ltd.	105,430
2,051	Uponor OYJ	35,537
638	Zehnder Group AG	22,420

		2,866,433

Capital Markets (2.3%):
19,529	3i Group plc	238,921
3,200	AGF Management, Ltd.	20,750
1,200	Alaris Royalty Corp.	19,785
2,199	Altamir	39,770
17,351	Ashmore Group plc	78,931
851	Avanza Bank Holding AB	35,670
3,389	Azimut Holding SpA	73,412
1,975	Banca Generali SpA	68,584
1,725	Binckbank NV	8,918
3,505	Bolsas y Mercados Espanoles	120,956
25,002	Brewin Dolphin Holdings plc	117,040
1,119	Brookfield Asset Management, Inc., Class A	46,215
4,759	BT Investment Management, Ltd.	41,495
2,895	Bure Equity AB	39,899
8,265	Canaccord Genuity Group, Inc.	28,420
2,455	CI Financial Corp.	53,701
10,072	Close Brothers Group plc	199,204
11,961	Credit Suisse Group AG	189,407
14,000	Daiwa Securities Group, Inc.	79,392

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
8,446	Deutsche Bank AG, Registered Shares	$146,029
10,467	Deutsche Bank AG, Registered Shares	180,870
1,423	Deutsche Boerse AG	154,229
2,513	EFG International AG	21,770
258,000	Emperor Capital Group, Ltd.	21,171
2,185	Euronext NV(a)	132,975
7,427	GAM Holding AG	115,281
1,012	Gimv NV	62,184
1,675	Guardian Capital Group, Ltd., Class A	32,826
142,000	Guotai Junan International Hol	45,678
67,243	Haitong International Securities	39,037
5,422	Hargreaves Lansdown plc	107,530
6,198	Hong Kong Exchanges & Clearing, Ltd.	168,068
22,233	IG Group Holdings plc	190,960
2,132	IGM Financial, Inc.	71,670
13,922	Intermediate Capital Group plc	174,614
12,118	Investec plc	88,566
8,734	IOOF Holdings, Ltd.	76,415
20,157	Ip Group plc*	37,051
7,617	IRESS, Ltd.	68,325
900	Jafco Co., Ltd.	46,047
7,200	Japan Exchange Group, Inc.	127,572
3,150	Julius Baer Group, Ltd.	186,754
25,444	Jupiter Fund Management plc	188,207
66,000	Kingston Financial Group, Ltd.	33,654
3,928	London Stock Exchange Group plc	201,758
3,369	Macquarie Group, Ltd.	240,732
4,411	Magellan Financial Group, Ltd.	85,266
29,333	Man Group plc	65,996
3,600	Matsui Securities Co., Ltd.	27,156
10,500	Nex Group plc	93,191
23,000	Nomura Holdings, Inc.	128,889
8,000	Okasan Securities Group, Inc.	46,000
226	Partners Group Holding AG	153,585
1,867	Perpetual, Ltd.	76,185
5,913	Platinum Asset Management, Ltd.	28,128
3,209	Rathbone Brothers plc	111,692
9,785	Ratos AB, Class B	47,937
1,124	Rothschild & Co.	42,514
5,700	SBI Holdings, Inc.	85,922
1,610	Schroders plc	72,441
559	Schroders plc	18,258
9,000	Singapore Exchange, Ltd.	49,110
2,878	Thomson Reuters Corp.	132,043
1,131	TMX Group, Ltd.	63,911
6,294	Tullett Prebon plc	44,217
14,503	UBS Group AG	247,936
3,019	UBS Group AG	51,776
1,793	Vontobel Holding AG	115,376
122	Vp Bank AG, Registered Shares	16,376
96	VZ Holding AG	30,640

		6,294,988

Chemicals (6.0%):
5,100	Adeka Corp.	93,090
705	Agrium, Inc.	75,583
2,927	Air Liquide SA	390,063
6,000	Air Water, Inc.	110,764
9,273	AkzoNobel NV	856,232
4,212	Arkema SA	516,078
24,000	Asahi Kasei Corp.	295,748
15,764	BASF SE	1,677,431

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
7,920	Borregaard ASA	$88,834
1,529	Christian Hansen Holding A/S	131,152
4,200	Chugoku Marine Paints, Ltd.	35,235
16,684	Clariant AG	399,827
4,087	Corbion NV	131,702
2,800	Croda International plc	142,308
9,800	Daicel Chemical Industries, Ltd.	118,159
400	Dainichiseika Color & Chemical	18,259
5,100	Dainippon Ink & Chemicals, Inc.	184,912
5,600	Denka Co., Ltd.	184,616
17,121	DuluxGroup, Ltd.	94,244
32,799	Elementis plc	119,061
88	EMS-Chemie Holding AG	58,599
1,599	Evonik Industries AG	57,134
905	Frutarom Industries, Ltd.	69,699
1,815	Fuchs Petrolub AG	107,441
679	FUCHS Petrolub SE	34,864
1,100	Fujimori Kogyo Co., Ltd.	37,193
1,400	Fuso Chemical Co., Ltd.	44,887
100	Givaudan SA, Registered Shares	217,644
29	Gurit Holding AG	33,295
4,570	Hexpol AB	48,183
3,500	Hitachi Chemical Co., Ltd.	96,023
55,154	Incitec Pivot, Ltd.	156,557
10,087	Israel Chemicals, Ltd.	44,950
200	JCU Corp.	8,929
2,998	Johnson Matthey plc	137,485
1,700	JSR Corp.	32,318
8,974	K+S AG, Registered Shares	244,506
16,000	Kaneka Corp.	124,442
1,100	Kansai Paint Co., Ltd.	27,712
5,000	Kanto Denka Kogyo Co., Ltd.	53,547
7,358	Kemira OYJ	96,696
1,162	Koninklijke DSM NV	95,164
300	Konishi Co., Ltd.	5,314
11,300	Kuraray Co., Ltd.	211,513
5,438	Lanxess AG	429,266
294	Lenzing AG	42,675
1,230	Linde AG	256,489
1,300	Lintec Corp.	35,258
2,350	Methanex Corp.	118,205
53,900	Mitsubishi Chemical Holdings Corp.	514,198
8,400	Mitsubishi Gas Chemical Co., Inc.	197,075
8,000	Mitsui Chemicals, Inc.	243,309
3,600	Nihon Parkerizing Co., Ltd.	57,625
8,000	Nippon Kayaku Co., Ltd.	123,305
400	Nippon Shokubai Co., Ltd.	28,278
4,000	Nippon Soda Co., Ltd.	24,347
2,300	Nissan Chemical Industries, Ltd.	81,015
900	Nitto Denko Corp.	75,146
3,000	NOF Corp.	84,876
3,646	Novozymes A/S, Class B	187,123
4,795	Nufarm, Ltd./Australia	31,293
14,387	Orica, Ltd.	223,923
1,343	Recticel SA	12,050
2,400	Sakata Inx Corp.	44,337
700	Sanyo Chemical Industries, Ltd.	40,783
2,500	Shin-Etsu Chemical Co., Ltd.	223,766
8,800	Showa Denko K.K.	275,822
29	Sika AG, Class B	215,832
1,754	SOL SPA	21,470
1,427	Solvay SA	213,403
11,000	Sumitomo Bakelite Co., Ltd.	81,099
68,000	Sumitomo Chemical Co., Ltd.	425,292
300	Sumitomo Seika Chemicals Co. Ltd.	14,352
2,206	Symrise AG	167,622

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
22,357	Synthomer plc	$146,275
500	T Hasegawa Co., Ltd.	9,585
1,200	Taiyo Holdings Co., Ltd.	55,937
5,700	Taiyo Nippon Sanso Corp.	67,566
9,600	Teijin, Ltd.	189,393
1,223	Tessenderlo Chemie NV*	59,496
1,434	Tikkurila OYJ	26,116
3,700	Toagosei Co., Ltd.	49,607
4,500	Tokai Carbon Co., Ltd.	42,383
2,200	Tokuyama Corp.	52,138
11,000	Toray Industries, Inc.	106,753
13,500	Tosoh Corp.	304,297
4,000	Toyo Ink SC Holdings Co., Ltd.	22,525
6,300	Toyobo Co., Ltd.	120,086
7,200	Ube Industries, Ltd.	208,268
4,419	Umicore SA	365,586
6,476	Victrex plc	205,747
1,157	Wacker Chemie AG	165,928
1,514	Yara International ASA	67,977
10,000	Zeon Corp.	129,746

		14,592,036

Commercial Services & Supplies (1.6%):
1,200	AEON Delight Co., Ltd.	45,201
17,026	Aggreko plc	214,356
25,551	Babcock International Group plc	283,313
1,644	Bilfinger SE^	68,836
1,670	Black Diamond Group, Ltd.	3,105
14,490	Brambles, Ltd.	102,599
282	Cewe Stiftung & Co. KGAA	26,809
71,156	Cleanaway Waste Management, Ltd.	77,017
2,500	Dai Nippon Printing Co., Ltd.	59,912
1,500	Daiseki Co., Ltd.	37,804
4,203	De La Rue plc	36,518
18,962	Downer EDI, Ltd.	101,182
1,000	Duskin Co., Ltd.	28,243
8,275	Edenred	225,154
6,867	Elis SA	183,791
90,603	G4S plc	337,882
18,123	HomeServe plc	202,028
9,361	Interserve plc*	14,845
2,747	Intrum Justitia AB	97,382
7,191	ISS A/S	289,241
34,804	IWG plc	144,335
1,500	Kokuyo Co., Ltd.	25,416
3,638	Lassila & Tikanoja OYJ	77,814
5,185	Loomis AB	206,155
5,449	Mears Group plc	35,501
27,717	Mitie Group plc	95,025
3,300	Okamura Corp.	37,713
2,100	Park24 Co., Ltd.	51,233
2,696	PayPoint plc	34,477
1,400	Pilot Corp.	67,010
10,575	Programmed Maintenance Service	25,003
11,442	Prosegur Compania de Seguridad SA	85,596
58,477	Rentokil Initial plc	235,721
6,716	RPS Group plc	25,962
1,600	Sato Holdings Corp.	37,879
1,000	SECOM Co., Ltd.	72,951
9,943	Securitas AB, Class B	166,798
20,809	Shanks Group plc	28,368
659	Societe BIC SA	78,999
700	Sohgo Security Services Co., Ltd.	32,156
5,578	Tomra Systems ASA	83,714
2,900	Toppan Forms Co., Ltd.	30,787

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
5,000	Toppan Printing Co., Ltd.	$49,636
4,920	Tox Free Solutions, Ltd.	9,667
4,470	Transcontinental, Inc.	92,403

		4,265,537

Communications Equipment (0.0%):
2,792	Adva Optical Networking Se*	18,862
2,052	Ascom Holding AG	45,165
991	Evs Broadcast Equipment SA	37,467
6,772	Mitel Networks Corp.*	56,723
12,971	Nokia OYJ	77,886
1,431	Sierra Wireless, Inc.*	30,705
26,263	Spirent Communications plc	33,787
17,805	Telefonaktiebolaget LM Ericsson, Class B	102,774
6,200	VTech Holdings, Ltd.	90,547

		493,916

Construction & Engineering (2.1%):
6,720	ACS Actividades de Construccion y Servicios SA	249,018
3,353	Aecon Group, Inc.	47,220
1,861	Arcadis NV	40,161
4,202	Astaldi SpA	28,777
2,110	Badger Daylighting, Ltd.	44,936
375	Bauer AG	12,143
7,647	Bouygues SA	362,887
209	Burkhalter Holding AG	26,664
14,759	Cardno, Ltd.*	16,176
25,120	Carillion plc^	17,249
1,000	Chiyoda Corp.	5,851
1,100	Chudenko Corp.	31,980
589	CIE d’Entreprises CFE SA	87,783
2,966	Cimic Group, Ltd.	103,177
6,098	Costain Group plc	36,624
6,000	Daiho Corp.	28,412
2,773	Eiffage SA	287,113
2,783	Elecnor SA	38,781
7,737	Eltel AB*^(a)	24,910
4,271	Ferrovial SA	94,104
760	FLSmidth & Co. A/S	50,314
4,400	Fudo TETRA Corp.	7,317
5,231	Galliford Try plc	94,827
14,200	Hazama Ando Corp.	99,461
708	Hochtief AG	119,440
1,093	Implenia AG	72,326
20,634	John Laing Group plc(a)	78,836
15,000	Kajima Corp.	149,150
3,000	Kandenko Co., Ltd.	31,501
5,690	Keller Group plc	62,404
2,043	Kier Group plc	31,836
2,800	Kinden Corp.	45,132
7,169	Koninklijke BAM Groep NV	40,993
4,952	Koninklijke Boskalis Westminster NV	173,190
2,700	Kumagai Gumi Co., Ltd.	81,576
5,300	Kyowa Exeo Corp.	105,371
1,300	Kyudenko Corp.	50,387
9,000	Maeda Corp.	110,016
3,000	Maeda Road Construction Co., Ltd.	64,605
3,300	Mirait Holdings Corp.	39,700
8,858	Monadelphous Group, Ltd.	109,660
3,820	NCC AB	90,682
3,000	Nippo Corp.	64,197
1,600	Nippon Densetsu Kogyo Co., Ltd.	33,686
2,400	Nishimatsu Construction Co., Ltd.	69,353
20,800	Obayashi Corp.	249,566
4,863	Obrascon Huarte Lain SA*	17,570

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
600	Okumura Corp.	$22,949
12,582	Peab AB	138,977
18,100	Penta-Ocean Construction Co., Ltd.	114,256
703	Per Aarsleff Holding A/S	20,659
2,500	Raito Kogyo Co., Ltd.	24,868
19,199	Sacyr SA*	50,377
12,041	Salini Impregilo SpA	47,526
1,400	Sanki Engineering Co., Ltd.	15,713
5,399	Shikun & Binui, Ltd.	13,243
19,000	Shimizu Corp.	210,824
4,740	Skanska AB, Class B	109,870
2,700	Spie SA	74,303
881	Strabag Se	38,330
12,380	Sumitomo Mitsui Construction	71,545
2,479	Sweco AB-B Shs	60,757
2,800	TAISEI Corp.	146,941
16,300	Tobishima Corp.	23,622
3,000	Toda Corp.	23,401
5,100	Tokyu Construction Co., Ltd.	41,867
1,100	Totetsu Kogyo Co., Ltd.	36,248
22,100	United Engineers, Ltd.	44,196
3,109	Veidekke ASA	38,948
3,693	Vinci SA	350,972
1,920	WSP Global, Inc.	79,888
2,771	YIT OYJ	22,678

		5,550,020

Construction Materials (0.6%):
20,647	Adelaide Brighton, Ltd.	94,716
19,208	Boral, Ltd.	102,444
3,157	Brickworks, Ltd.	33,564
3,957	Buzzi Unicem SpA	106,943
8,480	CRH plc, ADR	321,053
22,791	CSR, Ltd.	84,874
10,710	Fletcher Building, Ltd.	61,852
2,028	HeidelbergCement AG	208,439
175	Imerys SA	15,813
7,436	James Hardie Industries SE	103,787
3,474	LafargeHolcim, Ltd., Registered Shares	203,410
20,000	Sumitomo Osaka Cement Co., Ltd.	88,602
7,200	Taiheiyo Cement Corp.	278,373
1,196	Vicat	91,237

		1,795,107

Consumer Finance (0.2%):
3,600	Aeon Credit Service Co., Ltd.	75,518
9,830	Arrow Global Group plc	56,341
1,360	Cembra Money Bank AG	119,001
1,847	Credit Corp. Group, Ltd.	27,965
3,900	Credit Saison Co., Ltd.	81,036
18,226	Eclipx Group, Ltd.	58,196
534,000	Enerchina Holdings, Ltd.	12,171
18,254	Flexigroup, Ltd.	22,363
4,100	Hitachi Capital Corp.	97,681
2,988	Hoist Finance AB^(a)	30,826
17,800	Hong Leong Finance, Ltd.	33,893
14,415	International Personal Finance	40,531
4,300	J Trust Co., Ltd.	36,915
1,800	Jaccs Co., Ltd.	44,478
15,200	Orient Corp.	24,740
2,776	Provident Financial plc	30,936
38,000	Sun Hung Kai Properties, Ltd.	24,479

		817,070

Containers & Packaging (0.8%):
11,159	Amcor, Ltd.	133,492

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
10,464	BillerudKorsnas AB	$177,848
4,231	Cascades, Inc.	50,734
1,780	CCL Industries, Inc.	86,147
46,684	DS Smith plc	308,335
1,400	FP Corp.	71,611
2,200	Fuji Seal International, Inc.	66,711
3,226	Huhtamaki OYJ	130,279
2,589	Intertape Polymer Group, Inc.	37,768
314	Mayr Melnhof Karton AG	45,054
69,097	Orora, Ltd.	168,522
5,946	Pact Group Holdings, Ltd.	24,506
11,000	Rengo Co., Ltd.	65,428
6,758	RPC Group plc	89,692
16,255	Smurfit Kappa Group plc	509,410
2,000	Toyo Seikan Kaisha, Ltd.	33,454
5	Vetropack Holding AG	9,747
1,101	Vidrala SA	96,861

		2,105,599

Distributors (0.3%):
3,600	Canon Marketing Japan, Inc.	86,112
5,572	Connect Group plc	7,540
1,347	D’ieteren SA/NV	61,837
4,313	Headlam Group plc	34,114
25,837	Inchcape plc	298,774
1,000	Jardine Cycle & Carriage, Ltd.	29,042
7,157	John Menzies plc	68,995
1,400	Paltac Corp.	54,716
3,025	Uni-Select, Inc.	65,369

		706,499

Diversified Consumer Services (0.2%):
23,128	Aa plc	52,527
1,100	Benesse Holdings, Inc.	39,726
2,634	Dignity plc	81,388
5,045	EnerCare, Inc.	82,695
12,438	G8 Education, Ltd.	39,724
6,026	InvoCare, Ltd.	74,445
8,365	Navitas, Ltd.	29,822

		400,327

Diversified Financial Services (0.7%):
1,573	Ackermans & Van Haaren NV	275,927
1,091	AKER ASA	44,846
52,095	AMP, Ltd.	198,046
2,300	Century Tokyo Leasing Corp.	103,550
6,399	Cerved Information Solutions S	75,641
5,700	Ecn Capital Corp.	18,092
12,437	Element Fleet Management Corp.	92,211
3,300	Financial Products Group Co. LT	36,655
158,669	First Pacific Co., Ltd.	126,646
1,200	Fuyo General Lease Co., Ltd.	78,377
1,236,000	G-Resources Group, Ltd.*	16,301
1,800	Ibj Leasing Co., Ltd.	48,740
6,500	Japan Securities Finance Co. LT	35,042
23,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	121,993
772	Onex Corp.	59,583
17,600	ORIX Corp.	284,149
1,100	Ricoh Leasing Co., Ltd.	41,376
1,000	Zenkoku Hosho Co., Ltd.	42,030

		1,699,205

Diversified Telecommunication Services (2.4%):
26,000	APT Satellite Holdings, Ltd.	12,150
644	BCE, Inc.	30,177
974	BCE, Inc.	45,612
5,067	Belgacom SA	174,800

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
20,307	Bezeq Israeli Telecommunication Corp., Ltd. (The)	$29,042
29,763	BT Group plc	113,219
5,828	Cellnex Telecom SAU(a)	133,453
18,127	Chorus, Ltd.	51,363
94,000	CITIC Telecom International Holdings, Ltd.	27,104
7,863	Com Hem Holding AB	112,593
67,539	Deutsche Telekom AG, Registered Shares	1,259,916
643	El Towers SpA	38,033
4,973	Elisa OYJ	214,045
40,490	France Telecom SA	662,950
34,000	Hkbn, Ltd.	35,519
61,295	HKT Trust & HKT, Ltd.	74,560
88,000	Hutchison Telecommunications Holdings, Ltd.	32,163
271	Iliad SA	72,074
16,506	Inmarsat plc	142,328
62,383	KCOM Group plc	82,737
53,529	Koninklijke (Royal) KPN NV	183,831
3,000	Nippon Telegraph & Telephone Corp.	137,602
275,553	PCCW, Ltd.	149,316
37,800	Singapore Telecommunications, Ltd.	102,591
2,262	Sunrise Communications Group(a)	186,558
230	Swisscom AG, Registered Shares	117,900
29,050	Talktalk Telecom Group plc^	81,604
50,356	TDC A/S	295,267
34,736	Telecom Corp. of New Zealand, Ltd.	91,671
337,063	Telecom Italia SpA*	316,086
38,812	Telefonica SA	422,153
4,768	Telekom Austria AG	43,251
5,872	Telenor ASA	124,467
43,030	Telia Co AB	202,956
24,040	Telstra Corp., Ltd.	65,917
6,023	TPG Telecom, Ltd.^	23,056
8,402	Vocus Communications, Ltd.	15,779

		5,903,843

Electric Utilities (1.1%):
2,033	Acciona SA	163,499
53,654	AusNet Services	71,382
208	Bkw AG	12,501
4,700	Chubu Electric Power Co., Inc.	58,399
2,800	Chugoku Electric Power Co., Inc. (The)	29,754
2,930	CK Infrastructure Holdings, Ltd.	25,267
8,064	CLP Holdings, Ltd.	82,721
5,383	EDP - Energias de Portugal SA	20,263
18,599	Electricite de France	225,888
531	Elia System Operator SA/NV	30,757
4,746	Endesa SA	106,989
40,556	Enel SpA	244,198
1,292	Fortis, Inc.	46,374
7,466	Fortum OYJ	149,107
18,530	Genesis Energy, Ltd.	32,004
53,000	HK Electric Investments, Ltd.(a)	48,323
7,700	Hokkaido Electric Power Co., Inc.	54,991
5,600	Hokuriku Electric Power Co.	47,010
48,329	Iberdrola SA	375,365
8,200	Kansai Electric Power Co., Inc. (The)	104,974
3,800	Kyushu Electric Power Co., Inc.	40,438
1,655	Oesterreichische Elektrizitaetswirtschafts AG, Class A	39,075
1,540	Okinawa Electric Power Co., Inc.	33,890
4,360	Red Electrica Corporacion SA	91,615

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
5	Romande Energie Holding SA, Registered Shares	$6,573
14,750	Scottish & Southern Energy plc	276,008
3,300	Shikoku Electric Power Co., Inc.	38,831
12,587	Spark Infrastructure Group	24,962
13,794	Terna SpA	80,563
5,600	Tohoku Electric Power Co., Inc.	71,273
17,100	Tokyo Electric Power Co., Inc. (The)*	69,060

		2,702,054

Electrical Equipment (1.3%):
25,335	ABB, Ltd.	626,533
6,000	Daihen Corp.	53,253
18,000	Fuji Electric Holdings Co., Ltd.	99,955
4,400	Furukawa Electric Co., Ltd. (The)	242,301
2,000	Futaba Corp.	37,824
26,000	GS Yuasa Corp.^	136,658
474	Huber & Suhner AG	29,063
29,500	Johnson Electric Holdings, Ltd.	112,774
2,829	Legrand SA	204,240
29,696	Melrose Industries plc	84,678
394	Mersen	14,199
13,000	Mitsubishi Electric Corp.	203,382
1,976	Nexans SA	117,177
1,000	Nidec Corp.	123,085
2,700	Nissin Electric Co., Ltd.	33,269
2,100	Nitto Kogyo Corp.	37,187
1,460	Nordex Se*	16,664
2,914	OSRAM Licht AG	232,605
7,024	Prysmian SpA	237,571
734	Schneider Electric SA	63,882
190	Somfy SA	17,517
2,958	TKH Group NV	192,286
6,000	Ushio, Inc.	80,139
3,491	Vestas Wind Systems A/S	313,332
170	XP Power, Ltd.	6,324

		3,315,898

Electronic Equipment, Instruments & Components (2.0%):
1,300	Ai Holdings Corp.	32,580
3,100	ALPS Electric Co., Ltd.	81,934
306	Also Holding AG, Registered Shares	43,246
3,600	Amano Corp.	85,228
200	Avigilon Corp.*	2,866
2,300	Azbil Corp.	98,923
335	Barco NV	36,137
900	Canon Electronics, Inc.	18,223
7,210	Celestica, Inc.*	89,230
9,400	Citizen Holdings Co., Ltd.	64,795
3,500	Dexerials Corp.	42,818
28,281	Electrocomponents plc	235,347
148,000	FIH Mobile, Ltd.	46,897
7,452	Fingerprint Cards AB	20,905
466,000	Gcl New Energy Holdings, Ltd.*	31,038
19,182	Halma plc	287,876
1,000	Hamamatsu Photonics K.K.	30,232
2,143	Hexagon AB, Class B	106,513
1,600	Hitachi High-Technologies Corp.	58,055
99,000	Hitachi, Ltd.	698,433
1,200	Horiba, Ltd.	68,071
4,100	IBIDEN Co., Ltd.	65,379
91	Inficon Holding AG	59,224
960	Ingenico Group	91,085
1,400	Iriso Electronics Co., Ltd.	73,336

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
4,000	Japan Aviation Electronics Industry, Ltd.	$62,571
21,200	Japan Display, Inc.*^	41,103
300	Keyence Corp.	159,961
2,388	Kudelski SA	29,876
700	Kyocera Corp.	43,334
684	Lagercrantz Group AB, Class B	6,793
16,021	Laird plc	30,643
26	Lem Holding SA, Registered Shares	33,275
2,366	Micronic Mydata AB^	32,497
900	Murata Manufacturing Co., Ltd.	133,077
3,500	Nichicon Corp.	43,228
2,600	Nippon Electric Glass Co., Ltd.	100,692
3,400	Nippon Signal Co., Ltd.	36,596
5,200	OKI Electric Industry Co., Ltd.	69,311
2,600	Omron Corp.	132,448
3,000	Osaki Electric Co., Ltd.	23,291
2,587	Oxford Instruments plc	33,602
2,859	Renishaw plc	182,680
600	Ryosan Co., Ltd.	23,893
1,800	Shimadzu Corp.	35,604
1,000	Siix Corp.	44,010
7,097	Spectris plc	229,181
8,200	Taiyo Yuden Co., Ltd.	122,161
4,100	TDK Corp.	279,933
3,900	Topcon Corp.	68,795
200	V Technology Co., Ltd.	33,539
156	Vaisala OYJ, Class A	8,020
14,000	Venture Corp., Ltd.	182,384
6,000	Vstecs Holdings, Ltd.	1,988
4,000	Yaskawa Electric Corp.	127,390
3,400	Yokogawa Electric Corp.	57,989

		4,878,236

Energy Equipment & Services (0.8%):
7,314	Aker Solutions ASA*	16,079
5,393	Aker Solutions ASA*	28,595
23,615	AMEC plc	161,228
1,801	Calfrac Well Services, Ltd.*	7,319
1,554	CGG SA*	8,634
4,426	Enerflex, Ltd.	65,276
8,606	Ensign Energy Services, Inc.	48,631
106,730	Ezion Holdings, Ltd.*(b)(c)	15,505
2,172	Fugro NV*	30,739
8,071	Hunting plc*	51,381
6,270	John Wood Group plc	57,172
7,196	Mullen Group, Ltd.	98,343
3,324	Ocean Yield ASA^	29,849
2,723	Petrofac, Ltd.	16,454
18,993	Petroleum Geo-Services ASA*	45,060
19,962	Precision Drilling Corp.*	62,081
398	ProSafe SE*	1,200
31,016	Saipem SpA*	133,922
8,047	SBM Offshore NV	146,016
4,277	Secure Energy Services, Inc.	29,688
11,430	Subsea 7 SA^	187,952
1,492	Tecnicas Reunidas SA	47,223
5,547	TGS NOPEC Geophysical Co. ASA	132,224
900	Total Energy Services, Inc.	10,236
20,711	Trican Well Service, Inc.*	75,699
18,254	Trinidad Drilling, Ltd.*	27,653
20,411	Vallourec SA*	121,575
7,357	WorleyParsons, Ltd.*	78,195

		1,733,929

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (2.5%):
24,500	Aeon Co., Ltd.	$362,212
500	Ain Holdings, Inc.	34,471
2,144	Alimentation Couche-Tard, Inc.	97,783
1,309	Amsterdam Commodities NV	38,352
2,800	Arcs Co., Ltd.	63,281
1,200	Axial Retailing, Inc.	46,251
900	Belc Co., Ltd.	45,242
97,527	Booker Group plc	267,968
20,827	Carrefour SA	420,707
1,795	Casino Guichard-Perrachon SA	106,456
1,100	Cawachi, Ltd.	26,325
1,000	Cocokara Fine, Inc.	57,039
4,130	Colruyt SA	211,666
300	Cosmos Pharmaceutical Corp.	66,934
1,300	Create SD Holdings Co., Ltd.	34,422
24,356	Distribuidora Internacional de Alimentacion SA	142,146
8,335	Empire Co., Ltd., Class A	147,512
1,100	FamilyMart Co., Ltd.	58,025
8,283	Greggs plc	138,392
1,600	Heiwado Co., Ltd.	35,112
1,831	ICA Gruppen AB	68,858
55,845	J Sainsbury plc	178,019
819	Jean Coutu Group, Inc., Class A	15,952
800	Kato Sangyo Co., Ltd.	24,084
1,366	Kesko OYJ, Class A	72,436
3,117	Kesko OYJ, Class B	167,129
28,566	Koninklijke Ahold Delhaize NV	534,324
400	LAWSON, Inc.	26,496
1,111	Loblaw Cos., Ltd.	60,644
1,430	Marr SpA	37,676
1,100	Matsumotokiyoshi Holdings Co., Ltd.	73,793
54,594	Metcash, Ltd.	110,126
3,208	Metro AG	37,790
5,170	METRO AG*	109,312
1,658	Metro, Inc.	57,025
1,000	Mitsubishi Shokuhin Co., Ltd.	29,215
600	Nihon Chouzai Co., Ltd.	19,290
201	North West Co., Inc.	4,819
1,002	Rallye SA	18,569
600	San-A Co., Ltd.	26,726
4,300	Seven & I Holdings Co., Ltd.	166,107
1,668	Sligro Food Group NV	76,874
900	Sogo Medical Co., Ltd.	41,154
29,590	Sonae SGPS SA	35,736
500	Sugi Holdings Co., Ltd.	26,545
1,800	Sundrug Co., Ltd.	74,543
276,116	Tesco plc*	692,424
800	Tsuruha Holdings, Inc.	95,660
3,100	United Supermarkets Holdings	29,683
2,200	Valor Co., Ltd.	47,033
1,000	Welcia Holdings Co., Ltd.	37,675
5,821	Wesfarmers, Ltd.	188,745
1,644	Weston (George), Ltd.	143,171
110,386	William Morrison Supermarkets plc	346,268
11,834	Woolworths, Ltd.	234,440
1,200	Yaoko Co., Ltd.	55,560
2,800	Yokohama Reito Co., Ltd.	26,389

		6,390,586

Food Products (2.7%):
823	AAK AB	62,358
1,425	Agt Food and Ingredients, Inc.	27,915
4,400	Ajinomoto Co., Inc.	85,899
500	Ariake Japan Co., Ltd.	35,985
5,099	Aryzta AG	156,665
1,675	Associated British Foods plc	71,713

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
5,111	Austevoll Seafood ASA	$53,269
23,247	Australian Agricultural Co., Ltd.*	28,141
1,362	Bakkafrost P/F	62,588
77	Barry Callebaut AG, Registered Shares	118,044
81	Bell AG	37,667
3,394	Bellamy’s Australia, Ltd.*	20,048
567	Bonduelle S.C.A.	25,542
1,100	Calbee, Inc.	38,783
4,349	Cloetta AB	14,972
3,432	Cranswick plc	135,865
7,971	Dairy Crest Group plc	65,630
3,542	Danone SA	277,887
10,087	Devro plc	32,199
500	Dydo Drinco, Inc.	23,829
1,596	Ebro Foods SA	37,821
111	Emmi AG	72,756
500	Ezaki Glico Co., Ltd.	26,376
16,300	First Resources, Ltd.	22,726
2,300	Fuji Oil Co., Ltd.	60,095
7,007	Glanbia plc	132,090
260,400	Golden Agri-Resources, Ltd.	72,030
8,318	GrainCorp, Ltd.	53,421
3,373	Grieg Seafood ASA	33,261
1,119	Hilton Food Group plc	10,885
1,600	Hokuto Corp.	27,869
1,000	House Foods Group, Inc.	29,798
700	J-Oil Mills, Inc.	24,640
1,200	Kagome Co., Ltd.	37,712
1,567	Kerry Group plc, Class A	150,656
1,100	Kewpie Corp.	26,513
1,000	Kikkoman Corp.	30,768
6,130	Leroy Seafood Group ASA	39,227
3,564	Maple Leaf Foods, Inc.	97,156
5,482	Marine Harvest	108,583
6,000	Marudai Food Co., Ltd.	28,460
2,600	Maruha Nichiro Corp.	76,530
900	Megmilk Snow Brand Co., Ltd.	24,463
1,600	Meiji Holdings Co., Ltd.	126,886
700	Morinaga & Co., Ltd.	38,930
3,000	Morinaga Milk Industry Co., Ltd.	114,667
30,347	Nestle SA, Registered Shares	2,542,260
5,400	Nichirei Corp.	135,640
3,000	Nippon Meat Packers, Inc.	82,551
20,100	Nippon Suisan Kaisha, Ltd.	112,718
1,600	Nisshin Seifun Group, Inc.	26,821
326	Orior AG	25,267
2,710	Orkla ASA, Class A	27,832
11,559	Parmalat SpA	42,342
1,700	Petra Foods, Ltd.	1,902
51,099	Premier Foods plc*	28,755
988	Premium Brands Holdings Corp.	78,796
10,000	Prima Meat Packers, Ltd.	67,910
6,968	Rogers Sugar, Inc.	35,298
1,029	Salmar ASA	29,077
2,923	Saputo, Inc.	101,190
127	Savencia SA	12,158
3,767	Scandi Standard AB	27,667
608	Schouw & Co.	66,166
4,718	Select Harvests, Ltd.	14,308
1,200	Showa Sangyo Co., Ltd.	31,031
3,852	Suedzucker AG	82,776
4,061	SunOpta, Inc.*	35,187
9,961	Tassal Group, Ltd.	30,157
19,288	Tate & Lyle plc	167,604

Shares		Fair Value
Common Stocks, continued
Food Products, continued
800	Toyo Suisan Kaisha, Ltd.	$29,407
432	Vilmorin & CIE SA	38,798
3,689	Viscofan SA	226,170
42,000	Vitasoy International Holdings, Ltd.	93,719
3,198	Wessanen	60,140
94,112	WH Group, Ltd.(a)	100,212
200	Yakult Honsha Co., Ltd.	14,395
2,000	Yamazaki Baking Co., Ltd.	36,192

		7,283,764

Gas Utilities (0.3%):
11,879	APA Group	78,005
12,238	Gas Natural SDG SA	271,107
24,338	Hong Kong & China Gas Co., Ltd.	45,750
4,557	Italgas SpA	25,602
4,200	Osaka Gas Co., Ltd.	78,129
3,368	Rubis SCA	214,559
1,300	Saibu Gas Co., Ltd.	32,658
3,700	Shizuoka Gas Co. Ltd.	29,314
10,212	Superior Plus Corp.	103,463
2,000	Toho Gas Co., Ltd.	58,596
2,200	Tokyo Gas Co., Ltd.	53,955
898	Valener, Inc.	15,878

		1,007,016

Health Care Equipment & Supplies (1.2%):
750	Ambu A/S	58,334
1,400	Asahi Intecc Co., Ltd.	73,192
1,072	Cochlear, Ltd.	134,109
1,014	Coloplast A/S, Class B	82,306
1,992	Consort Medical plc	29,013
1,218	DiaSorin SpA	108,643
509	Draegerwerk AG & Co. KGaA	56,442
1,745	Essilor International SA Compagnie Generale d’Optique	215,874
11,567	Fisher & Paykel Healthcare Corp., Ltd.	106,821
5,613	Getinge AB, Class B	105,451
7,376	GN Store Nord A/S	253,045
405	Guerbet	37,765
2,000	HOYA Corp.	108,492
900	Nakanishi, Inc.	40,725
1,500	Nihon Kohden Corp.	32,453
4,000	Nikkiso Co., Ltd.	37,192
8,900	Nipro Corp.	122,679
1,300	Olympus Co., Ltd.	44,048
900	Paramount Bed Holdings Co., Ltd.	38,683
1,192	Sartorius AG	113,936
876	Sartorius Stedim Biotech	60,669
10,538	Smith & Nephew plc	190,516
1,344	Sonova Holding AG, Registered Shares	228,097
268	Straumann Holding AG, Registered Shares	172,455
1,700	Sysmex Corp.	108,534
2,400	Terumo Corp.	94,469
5,988	William Demant Holding A/S*	158,107

		2,812,050

Health Care Providers & Services (0.6%):
4,943	Al Noor Hospitals Group plc	43,080
1,300	Alfresa Holdings Corp.	23,840
3,417	Amplifon SpA	51,931
18,377	Australian Pharmaceutical Industries, Ltd.	21,551
1,100	Bml, Inc.	23,547
3,973	Cambian Group plc	10,381
4,556	Ebos Group, Ltd.	56,371

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
4,012	Extendicare, Inc.	$30,003
699	Fresenius Medical Care AG & Co., KGaA	68,403
2,812	Fresenius SE & Co. KGaA	226,809
23,959	Healthscope, Ltd.	31,510
1,000	Japan Lifeline Co., Ltd.	49,659
2,680	Korian-Medica	88,173
1,284	Lifco AB-B Shs	41,897
1,404	Medical Facilities Corp.	17,544
7,584	Metlifecare, Ltd.	31,790
1,900	Miraca Holdings, Inc.	88,409
1,507	Orpea	178,358
21,796	Primary Health Care, Ltd.	52,840
24,900	Raffles Medical Group, Ltd.	20,660
1,233	Ramsay Health Care, Ltd.	60,449
988	Rhoen-Klinikum AG	33,270
2,200	Ship Healthcare Holdings, Inc.	67,978
2,371	Sienna Senior Living, Inc.	34,342
1,446	Sigma Healthcare, Ltd.	941
3,860	Sonic Healthcare, Ltd.	63,509
8,887	Spire Healthcare Group plc(a)	26,834
10,895	Summerset Group Holdings, Ltd.	39,963
2,100	Suzuken Co., Ltd.	74,868
2,700	Toho Holdings Co., Ltd.	51,776
9,162	UDG Healthcare plc	104,494
3,435	Virtus Health, Ltd.	15,041
2,800	Vital Ksk Holdings, Inc.	23,272

		1,753,493

Health Care Technology (0.0%):
14,160	AGFA-Gevaert NV*	67,847
857	Compugroup Medical Se	48,533
2,100	M3, Inc.	60,077
1,213	Raysearch Laboratories AB*	26,079

		202,536

Hotels, Restaurants & Leisure (1.8%):
8,373	Ardent Leisure Group	11,965
8,600	Aristocrat Leisure, Ltd.	142,212
4,300	Atom Corp.^	32,070
7,557	Autogrill SpA	98,239
14,000	Cafe de Coral Holdings, Ltd.	43,566
1,416	Carnival plc, ADR	91,304
9,479	Collins Foods, Ltd.	43,515
2,000	Colowide Co., Ltd.	36,850
8,814	Compass Group plc	187,101
2,118	Corporate Travel Management, Ltd.	36,390
4,341	Crown, Ltd.	38,587
1,951	Domino’s Pizza Enterprises, Ltd.	70,315
23,341	Domino’s Pizza Group plc	97,021
1,600	Doutor Nichires Holdings Co. LT	34,419
6,151	Elior Group(a)	162,758
20,405	Enterprise Inns plc*	37,657
1,133	Flight Centre, Ltd.	40,139
557	Fuller Smith & Turner plc, Class A	7,620
25,010	Galaxy Entertainment Group, Ltd.	176,732
2,773	Great Canadian Gaming Corp.*	71,348
8,500	Greene King plc	62,246
2,400	HIS Co., Ltd.	75,971
18,000	Hongkong & Shanghai Hotels (The)	30,258
1,726	Intercontinental Hotels Group plc, ADR	91,288
9,004	JD Wetherspoon plc	151,477
2,000	Kyoritsu Maintenance Co., Ltd.	59,765
23,554	Ladbrokes plc	38,533
11,110	Mantra Group, Ltd.	27,852

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
38,907	Marston’s plc	$56,666
200	Matsuya Foods Co., Ltd.	7,595
22,000	Melco International Development Ltd.	63,635
2,209	Melia Hotels International SA	31,928
25,795	Merlin Entertainments plc(a)	154,061
15,327	MGM China Holdings, Ltd.	36,825
6,833	Millennium & Copthorne Hotels	41,198
14,000	Miramar Hotel & Investment	30,865
10,745	Mitchells & Butlers plc	36,278
902	Mty Food Group, Inc.	35,340
122,000	NagaCorp, Ltd.	74,130
10,509	NH Hotel Group SA	70,526
900	Oriental Land Co., Ltd.	68,604
17,900	Oue, Ltd.	25,741
1,016	Paddy Power Betfair plc	100,873
1,718	Paddy Power plc	171,431
2,047	Pandox AB	38,996
900	Pizza Pizza Royalty Corp.	11,946
12,439	Rank Group plc	36,992
3,000	Resorttrust, Inc.	53,729
1,092	Restaurant Brands International, Inc.	69,777
6,437	Rezidor Hotel Group AB	25,847
4,600	Round One Corp.	62,023
1,300	Royal Holdings Co., Ltd.	32,743
1,200	Saint Marc Holdings Co., Ltd.	35,354
1,300	Saizeriya Co., Ltd.	35,777
16,988	Sands China, Ltd.	88,728
16,000	Shangri-La Asia, Ltd.	29,809
115,868	SJM Holdings, Ltd.	106,294
705	Skistar AB	16,465
28,970	Sky City Entertainment Group, Ltd.	78,500
2,200	Skylark Co., Ltd.	32,515
1,092	Sodexo SA	136,304
36,825	Ssp Group plc	265,227
25,949	Star Entertainment Group, Ltd. (The)	106,665
1,200	Stars Group, Inc. (The)*	24,527
50,634	Thomas Cook Group plc	81,624
4,500	Tokyo Dome Corp.	41,631
1,100	Toridoll Holding Corp.	33,163
8,666	TUI AG	147,136
6,856	Unibet Group plc	78,909
2,777	Whitbread plc	140,136
24,720	William Hill plc	83,597
16,830	Wynn Macau, Ltd.	45,476
5,600	Zensho Holdings Co., Ltd.	101,113

		5,043,897

Household Durables (2.1%):
2,000	Alpine Electronics, Inc.	36,435
24,317	Barratt Developments plc	200,222
6,709	Bellway plc	296,380
5,073	Berkeley Group Holdings plc (The)	252,652
5,170	Bonava AB	83,714
8,652	Bovis Homes Group plc	126,824
3,865	Breville Group, Ltd.	34,343
3,700	Casio Computer Co., Ltd.	52,159
1,200	Chofu Seisakusho Co., Ltd.	28,225
9,906	Crest Nicholson Holdings plc	73,398
2,921	De’Longhi	94,089
1,900	Dorel Industries, Inc.	45,475
2,152	Duni AB	33,834
266	Ekornes ASA	3,780
3,583	Electrolux AB, Series B	121,877
2,053	Fiskars OYJ Abp	49,374
63	Forbo Holding AG	100,606
1,600	Foster Electric Co., Ltd.	32,326
1,000	Fujitsu General, Ltd.	20,232

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
17,100	Haseko Corp.	$228,092
187	Hunter Douglas NV	15,526
15,466	Husqvarna AB, Class B	159,305
4,300	Iida Group Holdings Co., Ltd.	76,700
5,228	JM AB	164,313
62,400	Man Wah Holdings, Ltd.	55,921
10	Metall Zug AG	40,597
1,500	Nikon Corp.	26,033
2,500	Nissei Build Kogyo Co., Ltd.	27,122
9,589	Nobia AB	95,838
17,300	Panasonic Corp.	250,857
14,040	Persimmon plc	485,716
31,200	Pioneer Corp.*	58,000
1,400	Pressance Corp.	18,964
15,445	Redrow plc	122,615
500	Rinnai Corp.	42,897
1,136	SEB SA	208,488
13,000	Sekisui Chemical Co., Ltd.	256,050
9,100	Sekisui House, Ltd.	153,491
9,500	Sony Corp.	353,651
2,200	Starts Corp., Inc.	56,671
6,900	Sumitomo Forestry Co., Ltd.	108,235
137,884	Taylor Wimpey plc	361,173
20,687	Techtronic Industries Co., Ltd.	110,634
400	Token Corp.	47,617
3,563	Tomtom NV*	38,679
2,000	Zojirushi Corp.	19,192

		5,268,322

Household Products (0.3%):
7,429	Essity AB, Class B*	202,376
4,000	Lion Corp.	73,300
14,255	Mcbride plc*	40,205
2,100	Pigeon Corp.	71,729
2,504	Reckitt Benckiser Group plc	228,768
7,429	Svenska Cellulosa AB, Class B	62,962
1,800	Unicharm Corp.	41,321

		720,661

Independent Power & Renewable Electricity Producers (0.1%):
1,967	Albioma SA	44,354
6,518	Algonquin Power & Utilities Corp.	68,910
3,382	Boralex, Inc., Class A	58,255
1,396	Capital Power Corp.	27,604
22,887	Drax Group plc	95,457
1,951	Edp Renovaveis SA	16,603
1,300	Electric Power Development Co., Ltd.	32,664
5,373	ERG SpA	85,842
54,874	Infigen Energy*	32,724
3,741	Innergex Renewable Energy, Inc.	43,089
4,661	Northland Power, Inc.	86,526
12,748	Transalta Corp.	74,592
2,170	Uniper SE	59,496

		726,116

Industrial Conglomerates (1.2%):
8,000	Chevalier International Holdings Ltd.	13,340
26,645	Cir-Compagnie Industriali Riun	41,187
46,430	CK Hutchison Holdings, Ltd.	595,874
1,493	DCC plc	145,025
2,000	Guoco Group, Ltd.	30,114
14,500	Hopewell Holdings, Ltd.	56,495
980	Indus Holding AG	72,466
538	Italmobiliare SpA	14,518
2,200	Keihan Electric Railway Co., Ltd.	64,467
7,700	Keppel Corp., Ltd.	36,918

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
6,565	Koninklijke Philips Electronics NV	$271,513
3,787	Koninklijke Philips Electronics NV, NY Shares, NYS	156,024
6,500	Nisshinbo Holdings, Inc.	76,961
1,487	Nolato AB	71,828
42,223	NWS Holdings, Ltd.	82,436
2,675	Rheinmetall AG	301,574
2,400	Seibu Holdings, Inc.	41,032
57,400	SembCorp Industries, Ltd.	125,510
70,000	Shun Tak Holdings, Ltd.	31,277
3,102	Siemens AG, Registered Shares	436,986
5,436	Smiths Group plc	115,001
5,400	Tokai Holdings Corp.	41,774

		2,822,320

Insurance (4.2%):
5,489	Admiral Group plc	133,721
17,504	AEGON NV	101,970
4,403	Ageas NV	206,917
67,040	AIA Group, Ltd.	497,208
4,109	Alm Brand A/S	40,466
25,977	Assicurazioni Generali SpA	484,517
8,915	AXA SA	269,677
1,439	Baloise Holding AG, Registered Shares	228,012
28,048	Beazley plc	180,211
7,384	Chesnara plc	38,996
2,500	CNP Assurances SA	58,650
3,800	Coface SA	40,821
8,900	Dai-ichi Life Insurance Co., Ltd.	160,027
53,949	Direct Line Insurance Group plc	262,856
182	E-L Financial Corp., Ltd.	123,415
20,019	Esure Group plc	75,721
359	Euler Hermes Group	42,413
374	Fairfax Financial Holdings, Ltd.	194,653
1,983	Gjensidige Forsikring ASA	34,550
1,405	Great-West Lifeco, Inc.	40,440
2,030	Grupo Catalana Occidente SA	85,581
371	Hannover Rueck SE	44,710
5,987	Harel Insurance Investments &	37,487
197	Helvetia Patria Holding AG	107,107
13,297	Hiscox, Ltd.	228,065
5,554	Industrial Alliance Insurance & Financial Services, Inc.	251,524
6,623	Jardine Lloyd Thompson Group plc	108,620
22,877	JRP Group plc	45,058
2,806	Lancashire Holdings, Ltd.	25,108
110,390	Legal & General Group plc	384,432
5,565	Manulife Financial Corp.	112,897
13,895	Manulife Financial Corp.	281,930
44,734	MAPFRE SA	145,598
26,388	Medibank Private, Ltd.	60,600
4,900	MS&AD Insurance Group Holdings, Inc.	158,166
1,095	Muenchener Rueckversicherungs-Gesellschaft AG	234,096
489	NIB Holdings, Ltd.*(b)	2,202
19,627	NIB Holdings, Ltd.	88,384
5,000	NKSJ Holdings, Inc.	194,997
4,951	NN Group NV	207,487
105,053	Old Mutual plc	273,662
14,781	Phoenix Group Holdings	149,816
2,827	Protector Forsikring ASA^	27,799
14,958	QBE Insurance Group, Ltd.	118,128
11,287	RSA Insurance Group plc	94,221
56,602	Saga plc	150,469
3,547	Sampo OYJ, Class A	187,594

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
5,507	SCOR SA	$230,932
8,342	Societa Cattolica di Assicuraz	72,460
14,023	St. James Place plc	215,546
43,157	Standard Life plc	250,725
7,370	Storebrand ASA	62,570
8,920	Sun Life Financial, Inc.	355,194
16,246	Suncorp-Metway, Ltd.	167,015
492	Swiss Life Holding AG, Registered Shares	173,353
1,311	Swiss Re AG	118,794
4,600	T&D Holdings, Inc.	66,825
1,634	Talanx AG	66,052
6,400	Tokio Marine Holdings, Inc.	250,722
3,403	Topdanmark A/S*	133,947
23	Trisura Group, Ltd.*	491
5,039	Tryg A/S	116,381
16,849	Unipol Gruppo Finanziario SpA	77,373
34,458	UnipolSai SpA	80,467
6,963	Uniqa Insurance Group AG	73,054
2,321	Vienna Insurance Group Weiner Staeditische Versicherung AG	68,611
1,274	Zurich Insurance Group AG	389,176

		9,990,667

Internet & Direct Marketing Retail (0.1%):
7,431	N Brown Group plc	34,967
13,793	Ocado Group plc*	54,098
3,500	Rakuten, Inc.	38,201
4,800	Start Today Co., Ltd.	152,303
3,151	Takkt AG	72,264
19,250	Trade Me Group, Ltd.	63,565
3,525	Webjet, Ltd.	29,906

		445,304

Internet Software & Services (0.4%):
22,069	Auto Trader Group plc(a)	116,069
9,425	Carsales.com, Ltd.	95,161
2,900	Cookpad, Inc.	20,092
1,300	DeNA Co., Ltd.	29,164
1,200	Dip Corp.	27,432
3,000	GMO Internet, Inc.	36,570
1,200	Gurunavi, Inc.	17,416
4,400	Infomart Corp.	31,780
2,100	Internet Initiative Japan, Inc.	39,243
9,063	Isentia Group, Ltd.	12,685
3,100	Kakaku.com, Inc.	39,525
22,749	Moneysupermarket.com Group plc	96,959
8,615	Netent AB*	66,920
3,213	Rightmove plc	174,141
1,200	Sms Co., Ltd.	38,253
2,596	United Internet AG, Registered Shares	161,705
135	Xing AG	42,310
8,400	Yahoo! Japan Corp.	39,878
6,786	Zoopla Property Group plc(a)	32,887

		1,118,190

IT Services (1.0%):
1,856	Alten SA	167,730
6,137	Altran Technologies SA	112,869
5,280	Amadeus IT Holding SA	343,638
6,183	Atea ASA	81,534
3,113	Atos Origin SA	483,331
544	Cancom Se	40,832
1,519	Capgemini SA	177,896
1,045	CGI Group, Inc., Class A*	54,204
3,428	Computacenter plc	45,355

Shares		Fair Value
Common Stocks, continued
IT Services, continued
10,943	Computershare, Ltd.	$124,656
1,400	DTS Corp.	38,463
8,624	Econocom Group SA/NV	65,836
3,891	Fdm Group Holdings plc	50,151
457	Formula Systems 1985, Ltd.	18,380
32,000	Fujitsu, Ltd.	238,458
600	Gmo Payment Gateway, Inc.	37,579
2,064	Indra Sistemas SA*	32,643
4,300	IT Holdings Corp.	127,464
1,900	Itochu Techno-Solutions Corp.	70,993
3,900	Nihon Unisys, Ltd.	62,567
1,452	Nomura Research Institute, Ltd.	56,676
1,700	NS Solutions Corp.	37,517
5,500	NTT Data Corp.	58,878
600	OBIC Co., Ltd.	37,792
700	Otsuka Corp.	44,987
15,977	Paysafe Group plc*	124,779
208	Reply SpA	50,042
1,500	SCSK Corp.	63,678
900	Sopra Steria Group	167,059
4,001	Tieto OYJ	121,946
1,237	Worldline SA*(a)	52,407

		3,190,340

Leisure Products (0.3%):
1,487	Accell Group	45,958
7,303	Amer Sports OYJ	193,885
1,506	Brp, Inc.	48,719
3,600	Heiwa Corp.	71,406
1,200	Mizuno Corp.	34,085
3,300	Namco Bandai Holdings, Inc.	113,253
26,132	Photo-Me International plc	60,947
5,700	Sega Sammy Holdings, Inc.	79,672
200	Shimano, Inc.	26,682
3,689	Thule Group AB (The)(a)	79,459
2,800	Tomy Co., Ltd.	38,723
385	Trigano SA	59,608
2,100	Yamaha Corp.	77,494

		929,891

Life Sciences Tools & Services (0.2%):
823	AddLife AB	16,638
2,200	Eps Holdings, Inc.	42,165
188	Eurofins Scientific SE	118,799
1,884	Gerresheimer AG	146,038
1,178	Lonza Group AG, Registered Shares	309,075
202	Siegfried Holding AG	66,512

		699,227

Machinery (4.4%):
6,065	Aalberts Industries NV	293,229
4,185	Alfa Laval AB	102,359
2,630	Alstom SA	111,834
2,790	Andritz AG	161,276
2,900	Asahi Diamond Industrial Co., Ltd.	27,915
3,946	Atlas Copco AB, Class A	167,406
2,774	Atlas Copco AB, Class B	107,925
2,949	Ats Automation Tooling Systems, Inc.*	31,343
1,300	Bando Chemical Industries, Ltd.	13,819
1,558	Beijer Alma AB	50,517
506	Bobst Group SA	55,620
12,886	Bodycote plc	158,255
433	Bucher Industries AG	154,099
87	Burckhardt Compression Holding	27,233
1,989	Cargotec OYJ	125,064
2,600	CKD Corp.	51,150
17,805	CNH Industrial NV	213,807

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,050	Concentric AB	$34,733
1,110	Construcc y Aux de Ferrocarr SA	44,909
94	Conzzeta AG	99,208
900	Daifuku Co., Ltd.	44,424
1,487	Deutz AG	12,026
8,100	DMG Mori Co., Ltd.	145,526
1,230	Duerr AG	164,476
4,500	Ebara Corp.	149,459
7,593	Fenner plc	34,315
1,500	Fuji Machine MFG. Co., Ltd.	27,954
3,400	Fujitec Co., Ltd.	47,636
1,000	Fukushima Industries Corp.	36,928
1,900	Furukawa Co., Ltd.	32,393
303	Georg Fischer AG	374,028
2,900	Glory, Ltd.	102,825
2,253	Haldex AB*	27,910
26,103	Heidelberger Druckmaschinen AG*	106,427
9,700	Hino Motors, Ltd.	118,776
12,300	Hitachi Zosen Corp.	65,311
500	Hoshizaki Electric Co., Ltd.	43,979
4,800	IHI Corp.	167,162
16,053	IMI plc	267,668
614	Industria Macchine Automatiche	58,346
3,766	Interpump Group SpA	117,295
40	Interroll Holding AG, Registered Shares	57,694
1,300	Iseki & Co., Ltd.	29,067
3,500	Japan Steel Works, Ltd. (The)	80,698
8,700	JTEKT Corp.	120,653
2,600	Juki Corp.	37,228
3,751	Jungheinrich AG	172,551
419	Kardex AG	49,905
5,400	Kawasaki Heavy Industries, Ltd.	179,210
2,997	Kion Group AG	286,783
5,100	Kitz Corp.	41,686
572	Koenig & Bauer AG	47,156
5,600	Komatsu, Ltd.	159,525
153	Komax Holding AG	44,062
2,900	Komori Corp.	36,503
3,618	Kone OYJ, Class B	191,575
1,652	Konecranes OYJ	73,331
438	Krones AG^	60,847
6,800	Kubota Corp.	123,869
4,500	Kurita Water Industries, Ltd.	130,038
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	16,870
4,000	Makino Milling Machine Co., Ltd.	35,578
13,000	Meidensha Corp.	49,704
4,077	Metso Corp. OYJ	149,569
10,632	Minebea Co., Ltd.	166,434
5,500	Mitsubishi Heavy Industries, Ltd.	217,568
2,900	Mitsui Engineering & Shipbuilding Co., Ltd.	37,900
12,802	Morgan Advanced Materials plc	53,348
2,100	Morita Holdings Corp.	32,655
2,100	Nabtesco Corp.	78,128
11,000	Nachi-Fujikoshi Corp.	61,980
2,000	Namura Shipbuilding Co., Ltd.	11,845
1,637	New Flyer Industries, Inc.	67,587
4,300	NGK Insulators, Ltd.	80,656
578	NKT Holding A/S*	49,487
2,186	Norma Group SE	143,798
14,000	NSK, Ltd.	189,101
34,000	NTN Corp.	144,097
700	Obara Group, Inc.	39,662
10,003	OC Oerlikon Corp. AG	154,117

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,800	Okuma Corp.	$98,717
5,200	OSG Corp.	118,646
290	Pfeiffer Vacuum Technology AG	45,752
118	Rational AG	81,212
70	Rieter Holding AG	14,905
51,599	Rotork plc	180,245
1,800	Ryobi, Ltd.	48,537
16,351	Sandvik AB	282,523
214	Schindler Holding AG, Registered Shares	46,092
1,010	Sfs Group AG	123,163
4,000	Shinmaywa Industries, Ltd.	36,336
3,300	Sintokogio, Ltd.	35,765
5,919	SKF AB, Class B	129,404
2,300	Sodick Co., Ltd.	28,480
2,119	Spirax-Sarco Engineering plc	156,876
891	Stabilus SA	80,858
700	Sulzer AG, Registered Shares	82,786
5,800	Sumitomo Heavy Industries, Ltd.	232,858
1,700	Tadano, Ltd.	19,898
3,600	Takeuchi Manufacturing Co., Ltd.	75,425
5,000	Takuma Co., Ltd.	60,835
5,654	Talgo SA(a)	31,506
1,900	THK Co., Ltd.	65,065
1,884	Trelleborg AB	47,243
9,000	Tsubakimoto Chain Co.	71,949
7,579	Valmet Corp.	149,104
4,233	Vesuvius plc	33,464
6,338	Volvo AB, Class A	121,841
27,562	Volvo AB, Class B	531,562
454	Vossloh AG*	30,657
1,388	Wacker Neuson SE	46,060
2,713	Wartsila Corp. OYJ, Class B	192,268
560	Washtec AG	49,173
3,000	Yamabiko Corp.	41,257
3,876	Zardoya Otis SA	42,895

		11,312,387

Marine (0.4%):
29	A.P. Moeller - Maersk A/S, Class A	53,304
54	A.P. Moeller - Maersk A/S, Class B	102,606
373	Clarkson plc	14,296
1,843	D/S Norden A/S*	39,375
1,685	DFDS A/S	96,268
3,300	Iino Kaiun Kaisha, Ltd.	15,387
7,971	Irish Continental Group	53,274
1,800	Kawasaki Kisen Kaisha, Ltd.*	47,438
727	Kuehne & Nagel International AG, Registered Shares	134,647
1,900	Mitsui O.S.K. Lines, Ltd.	57,629
5,000	Nippon Yusen Kabushiki Kaisha*	104,035
7,500	Orient Overseas International, Ltd.	70,447
219,000	Pacific Basin Shipping, Ltd.*	49,376
89,000	Sitc International Holdings Co., Ltd.	80,860
1,962	Stolt-Nielsen, Ltd.	29,564

		948,506

Media (1.7%):
1,267	4imprint Group plc	31,116
5,715	Aimia, Inc.	11,315
3,249	Altice NV, Class A*	65,156
1,460	Altice NV, Class B*	29,204
65	Apg Sga SA	27,113
4,886	Atresmedia Corp. de Medios de Comuicacion SA	51,373
2,500	Avex Group Holdings, Inc.	33,956
2,141	Axel Springer AG	137,652

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
2,465	Cineplex, Inc.	$77,135
12,985	Cineworld Group plc	117,933
546	Cogeco Communications, Inc.	40,272
400	Cogeco, Inc.	26,252
7,694	Corus Entertainment, Inc.	80,048
2,160	CTS Eventim AG & Co. KGaA	94,323
2,400	Cyberagent, Inc.	70,365
1,600	Daiichikosho Co., Ltd.	76,526
1,800	Dentsu, Inc.	79,069
5,339	DHX Media, Ltd.	22,381
2,163	Euromoney Institutional Investor plc	33,933
6,151	Eutelsat Communications SA	182,261
6,450	Event Hospitality And Entertainment, Ltd.	63,415
800	Fuji Media Holdings, Inc.	11,395
2,500	Hakuhodo DY Holdings, Inc.	32,872
11,722	I-Cable Communications, Ltd.*	383
3,230	Informa plc	29,112
3,200	Intage Holdings, Inc.	38,519
1,711	Ipsos	59,186
33,776	ITE Group plc	81,340
40,885	ITV plc	95,708
1,949	JCDecaux SA	72,935
109,074	John Fairfax Holdings, Ltd.	81,109
2,300	Kadokawa Dwango Corp.	27,939
594	Kinepolis Group NV	39,442
8,410	Lagardere SCA	281,832
3,548	Liberty Global plc, Series C*	116,019
180	Liberty Global plc, Class A*	4,277
1,449	Liberty Global plc, Class A*	49,135
442	Liberty Global plc, Class C*	10,299
3,440	M6 Metropole Television SA	79,542
11,389	Mediaset Espana Comunicacion SA	128,647
15,032	Mediaset SpA*	52,015
1,809	Modern Times Group, Class B	65,641
21,188	Nine Entertainment Co. Holdings, Ltd.	23,024
7,599	Pearson plc, ADR	61,856
2,127	Pearson plc	17,441
2,969	Publicis Groupe SA	207,254
2,013	Quebecor, Inc., Class B	75,657
1,012	REA Group, Ltd.	53,475
414	RTL Group	31,345
1,923	Sanoma OYJ	20,974
1,013	Schibsted ASA, Class A	26,107
5,562	SES Global, Class A	121,605
33,424	Seven West Media, Ltd.	17,480
7,456	Shaw Communications, Inc.	171,562
18,618	Sky Network Television, Ltd.	36,303
13,400	SKY Perfect JSAT Holdings, Inc.	59,951
19,081	Sky plc	234,063
4,175	Societe Television Francaise 1	60,981
44,663	Southern Cross Media Group, Ltd.	41,539
983	Stroeer Media SE	64,333
41	Tamedia AG, Registered Shares	5,925
13,788	Technicolor SA	47,585
1,586	Telenet Group Holding NV*	105,007
8,900	Television Broadcasts, Ltd.	29,582
1,000	Toho Co., Ltd.	34,954
800	Tokyo Broadcasting System Hold	14,851
13,261	Trinity Mirror plc	15,149
1,600	TV Asahi Holdings Corp.	31,980
6,948	Village Roadshow, Ltd.*	20,431
3,127	Vivendi Universal SA	79,181
8,417	WPP plc	156,210

Shares		Fair Value
Common Stocks, continued
Media, continued
1,895	Yellow Pages, Ltd.*	$13,108
719	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	4,453

		4,591,511

Metals & Mining (5.3%):
8,736	Acacia Mining plc	22,666
1,753	Agnico Eagle Mines, Ltd.	79,253
2,800	Agnico Eagle Mines, Ltd.	126,557
400	Aichi Steel Corp.	15,729
16,681	Alacer Gold Corp.*	29,148
17,161	Alamos Gold, Inc., Class A	115,956
84,897	Alumina, Ltd.	146,967
1,580	Amg Advanced Metallurgical Group N.V.	68,141
23,955	Anglo American plc	429,996
4,254	Antofagasta plc	54,105
3,276	Aperam SA	171,698
6,193	ArcelorMittal*	159,867
12,400	Argonaut Gold, Inc.*	24,351
8,215	Asanko Gold, Inc.*	7,770
1,158	AuRico Metals, Inc.*	1,170
1,317	Aurubis AG	106,752
42,442	B2Gold Corp.*	117,025
2,708	Bekaert NV	129,896
62,786	BHP Billiton, Ltd.	1,269,025
17,844	Billiton plc, ADR	632,569
25,458	BlueScope Steel, Ltd.	219,248
9,186	Boliden AB	311,464
17,700	Capstone Mining Corp.*	19,295
73,572	Centamin plc	142,587
13,877	Centerra Gold, Inc.*	97,771
16,254	China Gold International Resources Corp., Ltd.*	25,535
2,100	Daido Steel Co., Ltd.	124,651
7,325	Detour Gold Corp.*	80,789
4,038	Dominion Diamond Corp.	57,259
2,700	Dominion Diamond Corp.	38,284
3,000	DOWA Mining Co.	110,052
38,811	Eldorado Gold Corp.	85,237
40,854	Evolution Mining, Ltd.	70,606
20,239	EVRAZ plc	85,011
11,702	First Quantum Minerals, Ltd.	131,408
83,540	Fortescue Metals Group, Ltd.	338,156
3,312	Fresnillo plc	62,344
33,424	Glencore International plc	153,199
5,148	Goldcorp, Inc.	66,846
6,771	Goldcorp, Inc.	87,752
4,758	Granges AB	54,561
5,096	Guyana Goldfields, Inc.*	17,074
7,250	Hill & Smith Holdings plc	122,837
6,200	Hitachi Metals, Ltd.	86,339
9,182	Hochschild Mining plc	28,222
18,195	Hudbay Minerals, Inc.	134,902
24,142	IAMGOLD Corp.*	147,646
22,741	Independence Group NL	61,944
10,781	Ivanhoe Mines, Ltd., Class A*	34,306
4,200	JFE Holdings, Inc.	82,126
18,872	Kazakhmys plc*	195,893
84,792	Kinross Gold Corp.*	359,530
4,744	Kirkland Lake Gold, Ltd.	61,144
5,800	Kobe Steel, Ltd.	66,390
17,782	Lonmin PLC*	16,785
14,207	Lucara Diamond Corp.	27,558
42,535	Lundin Mining Corp.	291,840

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
4,545	Major Drilling Group International, Inc.*	$25,501
1,200	Maruichi Steel Tube, Ltd.	34,946
7,616	Mineral Resources, Ltd.	97,919
6,000	Mitsubishi Materials Corp.	207,524
4,200	Mitsui Mining & Smelting Co., Ltd.	217,730
17,856	Nevsun Resources, Ltd.	38,643
34,410	New Gold, Inc.*	127,700
3,314	Newcrest Mining, Ltd.	54,445
6,200	Nippon Denko Co., Ltd.	24,856
37,000	Nippon Light Metal Holdings Co.	105,273
6,600	Nippon Steel Corp.	151,709
1,120	Nisshin Steel Co., Ltd.	14,338
5,998	Norsk Hydro ASA	43,626
28,837	Northern Star Resources, Ltd.	111,355
4,300	Nyrstar NV*	34,243
39,028	OceanaGold Corp.	117,935
6,568	Osisko Gold Royalties, Ltd.	84,759
18,826	Outokumpu OYJ	195,567
17,375	OZ Minerals, Ltd.	101,228
500	Pacific Metals Co., Ltd.*	12,779
3,257	Pan American Silver Corp.	55,476
73,744	Perseus Mining, Ltd.*	19,285
35,638	Petra Diamonds, Ltd.*	40,114
176,214	Petropavlovsk plc*	18,886
1,292	Randgold Resources, Ltd.	126,124
15,628	Regis Resources, Ltd.	44,026
21,763	Resolute Mining, Ltd.	17,489
550	Rio Tinto plc	25,598
12,983	Rio Tinto plc, Registered Shares, ADR	612,667
1,547	Rio Tinto, Ltd.	81,036
2,148	Salzgitter AG	97,503
7,017	Sandfire Resources Nl	31,735
9,442	Sandstorm Gold, Ltd.*	42,684
1,600	Sanyo Special Steel Co., Ltd.	41,047
29,450	Saracen Mineral Holdings, Ltd.*	30,285
21,718	Schmolz + Bickenbach AG*	19,967
21,110	Semafo, Inc.*	55,838
21,200	Sherritt International Corp.*	18,182
8,095	Sims Metal Management, Ltd.	85,617
83,964	South32, Ltd.	216,383
10,605	SSAB AB, Class B*	42,175
7,535	SSR Mining, Inc.*	79,843
17,694	St Barbara, Ltd.	36,383
26,500	Stornoway Diamond Corp.*	15,931
1,500	Sumitomo Metal & Mining Co., Ltd.	48,230
5,574	Tahoe Resources, Inc.	29,308
9,084	Tahoe Resources, Inc.	47,873
6,487	Teck Cominco, Ltd., Class B	136,593
3,720	Teck Resources, Ltd., Class B	78,455
3,912	ThyssenKrupp AG	115,926
700	Toho Zinc Co., Ltd.	30,188
1,300	Topy Industries, Ltd.	43,486
1,885	Torex Gold Resources, Inc.*	29,538
17,801	Turquoise Hill Resources, Ltd.*	55,075
1,500	UACJ Corp.	42,755
2,041	Vedanta Resources plc	23,852
6,764	Voestalpine AG	344,930
14,139	Western Areas, Ltd.	28,873
2,702	Wheaton Precious Metals Corp.	51,581
44,268	Yamana Gold, Inc.	117,092
1,600	Yamato Kogyo Co., Ltd.	43,343
800	Yodogawa Steel Works, Ltd.	21,924

		12,750,604

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.5%):
24,445	B&m European Value Retail SA	$126,950
947	Canadian Tire Corp., Class A	117,912
53,885	Debenhams plc	35,738
1,503	Dollarama, Inc.	164,480
1,400	Don Quijote Co., Ltd.	52,510
3,600	H2O Retailing Corp.	64,246
16,147	Harvey Norman Holdings, Ltd.^	49,295
3,882	Hudson’s Bay Co.	39,548
4,700	Isetan Mitsukoshi Holdings, Ltd.	49,270
1,900	Izumi Co., Ltd.	97,807
10,600	J. Front Retailing Co., Ltd.	146,726
24,500	Lifestyle International Holdings, Ltd.	34,323
29,029	Marks & Spencer Group plc	137,457
2,900	MARUI GROUP Co., Ltd.	41,569
47,139	Myer Holdings, Ltd.	28,723
1,643	Next plc	115,802
300	Ryohin Keikaku Co., Ltd.	88,427
800	Seria Co., Ltd.	44,534
8,000	Takashimaya Co., Ltd.	75,006
4,000	Wing On Company International, Ltd.	14,768

		1,525,091

Multi-Utilities (0.8%):
2,276	Acea SpA	35,304
1,705	Atco, Ltd.	62,592
1,466	Canadian Utilities, Ltd., Class A	45,533
93,709	Centrica plc	234,808
21,702	E.ON AG	245,599
21,960	Engie Group	372,703
30,113	Hera SpA	94,729
23,167	Iren SpA	62,181
65,748	ITL AEM SpA	113,054
98,500	Keppel Infrastructure Trust	39,952
2,840	National Grid plc, ADR^	178,096
3,914	Ren - Redes Energeticas Nacion	12,741
26,786	RWE AG*	608,420
6,003	Suez Environnement Co.	109,535
4,827	Telecom Plus plc	70,238
3,162	Veolia Environnement SA	73,031

		2,358,516

Oil, Gas & Consumable Fuels (3.9%):
9,181	Advantage Oil & Gas, Ltd.*	57,547
24,155	Africa Oil Corp.*	32,914
2,191	AKER BP ASA	42,464
4,305	ARC Resources, Ltd.	59,316
18,809	Athabasca Oil Corp.*	16,885
11,743	Baytex Energy Corp.*	35,391
2,064	Baytex Energy Corp.*	6,213
89,740	Beach Energy, Ltd.(b)	58,520
1,167	Bellatrix Exploration, Ltd.*	3,330
9,541	Birchcliff Energy, Ltd.	46,267
15,440	Bonavista Energy Corp.	36,880
1,208	Bonterra Energy Corp.	15,976
15,912	BP plc, ADR	611,497
173,000	Brightoil Petroleum Holdings, Ltd.*	33,268
28,569	Cairn Energy plc*	73,374
2,676	Caltex Australia, Ltd.	67,564
8,658	Cameco Corp.	83,624
5,227	Cameco Corp.	50,545
2,123	Canadian Natural Resources, Ltd.	71,099
11,375	Cenovus Energy, Inc.	113,978
3,134	Cenovus Energy, Inc.	31,425
900	Cosmo Energy Holdings Co., Ltd.	20,620
8,781	Crescent Point Energy	70,687
6,461	Crescent Point Energy Corp.	51,891
8,223	Crew Energy, Inc.*	29,264

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
54	Delek Group, Ltd.	$10,225
26,109	Dno ASA*	35,880
8,774	Enagas SA	247,047
4,552	Enbridge Income Fund Holding	117,266
2,055	Enbridge, Inc.	85,850
1,055	EnCana Corp.	12,428
10,537	EnCana Corp.	124,069
21,419	ENI SpA	354,809
5,510	Euronav NV	45,331
3,784	Frontline, Ltd.	23,102
1,464	Galp Energia SGPS SA	25,962
591	Gaztransport et Technigaz SA	32,139
19,607	Gran Tierra Energy, Inc.*	44,476
78	Granite Oil Corp.	219
5,867	Husky Energy, Inc.*	73,455
4,500	Idemitsu Kosan Co., Ltd.	127,227
1,000	Imperial Oil, Ltd.	31,949
7,900	INPEX Corp.	84,207
4,194	Inter Pipeline, Ltd.	86,899
3,600	ITOCHU Enex Co., Ltd.	38,664
4,263	James Fisher & Sons plc	88,823
547	Jerusalem Oil Exploration*	29,308
42,000	JX Holdings, Inc.	216,624
4,200	Keyera Corp.	128,397
3,106	Koninklijke Vopak NV	136,412
10,707	MEG Energy Corp.*	47,116
5,186	Neste Oil OYJ	226,558
14,065	New Hope Corp., Ltd.	21,292
64,000	NewOcean Energy Holdings, Ltd.*	17,452
1,300	Nippon Gas Co., Ltd.	40,412
7,654	Nuvista Energy, Ltd.*	46,319
32,810	Obsidian Energy, Ltd.*	34,714
54,541	Oil Refineries, Ltd.	27,333
11,004	Oil Search, Ltd.	60,661
44,010	Ophir Energy plc*	42,752
31,951	Origin Energy, Ltd.*	188,322
7,550	Painted Pony Energy, Ltd.*	20,212
601	Paramount Resouces, Ltd., Class A*	11,899
260	Paz Oil Co., Ltd.	42,871
1,584	Pembina Pipeline Corp.^	55,598
40,966	Pengrowth Energy Corp.*	41,702
3,828	Peyto Exploration & Development Corp.	62,593
43,203	Premier Oil plc*	38,783
3,769	Raging River Exploration, Inc.*	23,775
18,721	Repsol SA	345,352
8,572	Royal Dutch Shell plc, Class A, ADR	519,291
7,285	Royal Dutch Shell plc, Class B, ADR	455,603
4,000	San-Ai Oil Co., Ltd.	44,377
14,064	Santos, Ltd.*	44,592
27,521	Saras SpA	73,859
22,787	Snam SpA	109,809
12,892	Soco International plc	19,952
4,805	Spartan Energy Corp.*	26,305
20,780	Statoil ASA	416,965
13,430	Stobart Group, Ltd.	48,650
8,674	Suncor Energy, Inc.	303,850
5,784	Suncor Energy, Inc.	202,737
11,456	Surge Energy, Inc.	20,752
8,990	Torc Oil & Gas, Ltd.	44,316
8,351	Total SA	449,105
5,452	Transcanada Corp.	269,492
22,046	Tullow Oil plc*	54,981
6,627	Veresen, Inc.	99,437
19,728	Whitecap Resources, Inc.	153,384

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
24,229	Whitehaven Coal, Ltd.*	$69,990
5,755	Woodside Petroleum, Ltd.	131,868
5,501	Z Energy, Ltd.	29,256

		8,905,594

Paper & Forest Products (1.0%):
1,344	Ahlstrom-Munksjo OYJ	27,892
5,029	Canfor Corp.*	94,485
1,251	Canfor Pulp Products, Inc.	13,346
6,000	Daio Paper Corp.	70,790
6,700	Hokuetsu Kishu Paper Co., Ltd.	41,899
1,022	Holmen ABN AB, Class B	47,970
4,627	Interfor Corp.*	73,359
7,061	Metsa Board OYJ	48,358
6,301	Mondi plc	169,407
5,457	Navigator Co. SA (The)	26,598
5,800	Nippon Paper Industries Co., Ltd.	108,025
1,614	Norbord, Inc.	61,463
37,000	OYI Paper Co., Ltd.	199,806
23,088	Quintis, Ltd.(b)(c)	4,156
37,839	Stora Enso OYJ, Registered Shares	535,085
24,703	UPM-Kymmene OYJ	669,926
4,046	West Fraser Timber Co., Ltd.	233,498
24,618	Western Forest Products, Inc.	52,685

		2,478,748

Personal Products (0.6%):
1,100	Ci:z Holdings Co., Ltd.	38,765
2,300	Kao Corp.	135,633
400	KOSE Corp.	46,000
724	L’Oreal SA	153,819
4,476	Ontex Group NV	152,440
1,486	Oriflame Holding AG	50,766
1,400	Shiseido Co., Ltd.	56,212
8,564	Unilever NV, NYS	505,619
4,976	Unilever plc, ADR	288,409

		1,427,663

Pharmaceuticals (2.7%):
194	Alk-Abello A/S	30,523
6,600	Astellas Pharma, Inc.	84,100
16,897	AstraZeneca plc, ADR	572,470
3,059	Bayer AG, Registered Shares	416,825
314	Boiron SA	28,004
1,600	Dainippon Sumitomo Pharma Co., Ltd.	20,835
7,475	Faes Farma SA	25,022
9,143	GlaxoSmithKline plc, ADR	371,206
1,067	GlaxoSmithKline plc	21,282
1,253	H. Lundbeck A/S	72,320
6,000	Haw Par Corp., Ltd.	53,029
4,811	Hikma Pharmaceuticals plc	78,123
26,202	Indivior plc*	119,563
1,661	Ipsen SA	220,969
1,000	Kaken Pharmaceutical Co., Ltd.	50,881
500	Kissei Pharmaceutical Co., Ltd.	13,527
1,300	Kyorin Holdings, Inc.	26,183
30,175	Mayne Pharma Group, Ltd.*	15,682
501	Merck KGaA	55,749
200	Mochida Pharmaceutical Co., Ltd.	14,752
3,200	Nichi-Iko Pharmaceutical Co., Ltd.	49,766
600	Nippon Shinyaku Co., Ltd.	41,678
22,726	Novartis AG, Registered Shares	1,950,653
8,066	Novo Nordisk A/S, Class B	387,281
1,037	Orion OYJ	48,242
3,799	Orion OYJ, Class B	176,340
600	Otsuka Holdings Co., Ltd.	23,850
1,695	Recipharm AB^	20,127

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
3,141	Recordati SpA	$144,852
3,082	Roche Holding AG	786,981
127	Roche Holding AG	32,360
2,700	Rohto Pharmaceutical Co., Ltd.	61,013
327	Sanofi-Aventis SA	32,502
2,800	Santen Pharmaceutical Co., Ltd.	44,158
1,200	Sawai Pharmaceutical Co., Ltd.	68,180
600	Shionogi & Co., Ltd.	32,828
3,900	Takeda Pharmacuetical Co., Ltd.	216,023
1,540	Teva Pharmaceutical Industries, Ltd.	27,271
600	Towa Pharmaceutical Co., Ltd.	30,299
1,152	UCB SA	82,062
46,000	United Laboratories International Holdings, Ltd.*	34,328
1,145	Valeant Pharmaceuticals International, Inc.*	16,408
900	Valeant Pharmaceuticals International, Inc.*	12,898
16,134	Vectura Group plc*	23,014
1,479	Vifor Pharma AG	174,861
178	Virbac SA*	26,177

		6,835,197

Professional Services (1.6%):
4,530	Adecco SA, Registered Shares	352,887
2,780	AF AB	64,941
734	Akka Technologies SA	42,811
9,096	Applus Services SA	113,948
1,800	Benefit One, Inc.	35,484
372	Bertrandt AG^	37,449
5,622	Bureau Veritas SA	145,089
2,111	Capita Group plc	15,982
1,480	DKSH Holding, Ltd.	125,915
1,400	EN-Japan, Inc.	51,361
11,350	Experian plc	227,984
89,376	Hays plc	226,829
6,806	Intertek Group plc	454,697
2,947	McMillan Shakespeare, Ltd.	34,079
1,100	Meitec Corp.	55,172
10,129	Michael Page International plc	67,580
3,497	Morneau Shepell, Inc.	58,302
2,600	Nihon M&A Center, Inc.	127,522
1,800	Nomura Co., Ltd.	40,032
3,000	Outsourcing, Inc.	41,744
3,772	Randstad Holding NV	233,572
11,910	RELX NV	253,616
5,236	RELX plc, ADR	117,025
3,973	Ricardo plc	44,102
6,390	Robert Walters plc	47,943
7,390	Seek, Ltd.	96,615
58	SGS SA, Registered Shares	139,175
2,421	Stantec, Inc.	67,183
1,200	Technopro Holdings, Inc.	56,863
2,255	Teleperformance	336,623
1,700	Temp Holdings Co., Ltd.	39,715
10,595	Wolters Kluwer NV	489,561

		4,241,801

Real Estate Management & Development (2.2%):
2,400	AEON Mall Co., Ltd.	42,742
915	Airport City, Ltd.*	11,855
691	Allreal Holding AG	121,130
2,393	Amot Investments, Ltd.	13,341
1,733	Atrium Ljungberg AB, Class B	30,232
6,142	BUWOG-Bauen Und Wohnen Gesellschaft mbH	184,243

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
1,503	CA Immobilien Anlagen AG	$43,218
8,076	Capital & Counties Properties plc	28,651
2,740	Cedar Woods Properties, Ltd.	12,162
3,700	City Developments, Ltd.	30,995
3,941	Citycon OYJ	10,368
4,430	CK Asset Holdings Ltd.	36,847
1,625	Colliers International Group	80,763
5,265	Countrywide plc*	7,624
340,000	Csi Properties, Ltd.	16,545
138	Daejan Holdings plc	10,649
3,400	Daibiru Corp.	37,596
900	Daito Trust Construction Co., Ltd.	164,024
9,500	Daiwa House Industry Co., Ltd.	328,272
660	Deutsche Euroshop AG	24,755
6,254	Deutsche Wohnen AG	265,564
34,000	Emperor International Holdings	12,087
68,000	Far East Consortium Internatio	35,902
1,175	Fastighets AB Balder*	30,579
1,503	First Capital Realty, Inc.	23,709
1,529	FirstService Corp.	100,622
15,974	Gateway Lifestyle	24,627
9,400	Global Logistic Properties, Ltd.	22,876
1,100	Goldcrest Co., Ltd.	26,105
10,831	Grainger Trust plc	38,921
11,000	Great Eagle Holdings, Ltd.	57,970
46,000	Hang Lung Group, Ltd.	165,666
25,984	Hang Lung Properties, Ltd.	61,754
2,300	Heiwa Real Estate Co., Ltd.	39,217
3,426	Helical Bar plc	13,797
3,482	Hemfosa Fastigheter AB	44,314
10,865	Henderson Land Development Co., Ltd.	72,191
148	Hiag Immobilien AG	17,733
2,450	Hufvudstaden AB	41,851
3,000	Hulic Co., Ltd.	29,420
2,025	Hysan Development Co., Ltd.	9,540
6,500	Ichigo, Inc.	22,261
10,210	Immofinanz Immobilien Anlagen AG	26,387
4,517	Inmobiliaria Colonial SA	44,854
24,725	Kerry Properties, Ltd.	102,655
10,062	Klovern AB	13,424
26,000	Kowloon Development Co., Ltd.	29,302
11,400	Lai Sun Development Co., Ltd.	20,529
757	LEG Immobilien AG	76,570
6,225	Lend Lease Group	87,830
14,300	Leopalace21 Corp.	99,673
4,644	LSL Property Services plc	14,667
578	Melisron, Ltd.	28,035
6,000	Mitsubishi Estate Co., Ltd.	104,420
2,000	Mitsui Fudosan Co., Ltd.	43,414
329	Mobimo Holding AG, Registered Shares	88,915
104	Morguard Corp.	15,336
99,722	New World Development Co., Ltd.	143,577
857	Nexity SA	52,364
6,600	Nomura Real Estate Holdings, Inc.	141,102
3,300	NTT Urban Development Corp.	32,875
2,200	Open House Co., Ltd.	76,879
1,584	Patrizia Immobilien AG*	33,022
52	Plazza AG	12,510
457	PSP Swiss Property AG	42,110
4,000	Relo Holdings, Inc.	91,375
2,615	S Immo AG	46,288
2,892	Sagax AB, Class B	36,913
9,229	Savills plc	115,185

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
1,300	Shinoken Group Co., Ltd.	$29,081
100,800	Sinarmas Land, Ltd.	30,927
49,879	Sino Land Co., Ltd.	87,605
5,000	Soundwill Holdings, Ltd.	11,135
10,372	St. Modwen Properties plc	51,948
5,000	Sumitomo Realty & Development Co., Ltd.	151,470
8,921	Sun Hung Kai Properties, Ltd.	145,607
8,646	Swire Pacific, Ltd., Class A	83,919
17,500	Swire Pacific, Ltd., Class B	30,360
334	Swiss Prime Site AG	30,035
2,150	Tag Immobilien AG	36,115
4,200	Takara Leben Co., Ltd.	20,546
7,842	Technopolis OYJ	36,422
1,176	Tlg Immobilien AG	27,115
4,800	Tokyo Tatemono Co., Ltd.	61,437
26,300	Tokyu Fudosan Holdings Corp.	158,876
1,200	Unizo Holdings Co., Ltd.	27,861
12,600	UOL Group, Ltd.	75,544
2,129	Vonovia SE	90,589
2,534	Wallenstam AB	25,248
3,324	Wharf Holdings, Ltd. (The)	29,627
12,829	Wheelock & Co., Ltd.(b)	90,234
8,400	Wheelock Properties Singapore	11,655
1,858	Wihlborgs Fastigheter AB	45,508
20,700	Wing Tai Holdings, Ltd.	32,979
17	Zug Estates Holding AG	31,716

		5,466,488

Road & Rail (1.5%):
13,493	Aurizon Holdings, Ltd.	52,027
5,353	Canadian National Railway Co.	443,497
883	Canadian Pacific Railway, Ltd.	148,370
800	Central Japan Railway Co.	140,362
44,100	ComfortDelGro Corp., Ltd.	67,843
1,888	DSV A/S	142,842
1,400	East Japan Railway Co.	129,348
79,447	FirstGroup plc*	124,547
1,600	Fukuyama Transporting Co., Ltd.	50,738
2,158	Go-Ahead Group plc	49,242
5,000	Hankyu Hanshin Holdings, Inc.	189,819
3,700	Hitachi Transport System, Ltd.	85,801
102	Jungfraubahn Holding AG, Registered Shares	13,033
2,500	Keihin Electric Express Railway Co., Ltd.	50,727
1,200	Keio Corp.	49,521
1,500	Keisei Electric Railway Co., Ltd.	41,559
1,500	Kintetsu Corp.	55,830
15,830	MTR Corp., Ltd.	92,653
3,600	Nagoya Railroad Co., Ltd.	77,678
2,400	Nankai Electric Railway Co., Ltd.	59,428
29,502	National Express Group plc	139,890
2,000	Nippon Express Co., Ltd.	130,410
4,200	Nippon Konpo Unyu Soko Co., Ltd.	103,932
2,600	Nishi-Nippon Railroad Co., Ltd.	62,584
8,429	Northgate plc	48,991
2,800	Odakyu Electric Railway Co., Ltd.	53,171
4,000	Sankyu, Inc.	169,378
3,800	Seino Holdings Co., Ltd.	53,382
11,100	Senko Co., Ltd.	79,188
823	Sixt Leasing Se	20,973
1,659	Sixt SE	102,147
1,209	Sixt SE	96,258
2,000	Sotetsu Holdings, Inc.	48,387

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
6,338	Stagecoach Group plc	$14,508
80	Stef S.A.	8,930
4,596	Student Transportation, Inc., Class BR	27,445
6,961	Tfi International, Inc.	179,437
2,000	Tobu Railway Co., Ltd.	54,964
5,000	Tokyu Corp.	70,843
400	Trancom Co., Ltd.	21,981
20,000	Transport International Holdings, Ltd.	63,507
824	VTG AG	45,809
1,400	West Japan Railway Co.	97,390

		3,758,370

Semiconductors & Semiconductor Equipment (0.8%):
4,797	Aixtron SE*	64,571
549	AMS AG	39,886
797	ASM International NV	50,460
5,119	ASM Pacific Technology, Ltd.	74,019
1,629	ASML Holding NV, NYS	278,884
1,837	BE Semiconductor Industries NV	127,941
200	Disco Corp.	40,816
2,300	Ferrotec Corp.	39,035
8,574	Infineon Technologies AG	215,522
200	Lasertec Corp.	4,114
1,090	Melexis NV	105,515
4,926	Meyer Burger Technology AG*	6,871
167,251	Rec Silicon ASA*	21,323
500	ROHM Co., Ltd.	42,975
8,000	Sanken Electric Co., Ltd.	44,017
1,600	Screen Holdings Co., Ltd.	111,246
4,800	Shinko Electric Industries Co., Ltd.	32,356
992	Siltronic AG*	123,096
9,480	STMicroelectronics NV	183,865
2,000	SUMCO Corp.	31,519
700	Tokyo Electron, Ltd.	107,926
2,000	Tokyo Seimitsu Co., Ltd.	70,961
2,312	Tower Semiconductor, Ltd.*	71,094
372	U-Blox AG	73,501
3,200	ULVAC, Inc.	201,469

		2,162,982

Software (0.9%):
1,917	Aveva Group plc	62,546
1,300	Capcom Co., Ltd.	32,122
2,000	Colopl, Inc.	23,082
2,326	Computer Modelling Group, Ltd.	17,078
301	Constellation Software, Inc.	164,238
1,252	Dassault Systemes SA	126,576
1,064	Descartes Systems Group, Inc.*	29,100
2,942	Fidessa Group plc	88,624
1,200	Fuji Soft, Inc.	35,063
1,403	Gemalto NV	62,683
15,900	Gungho Online Enetertainment, Inc.	42,997
8,390	Hansen Technology, Ltd.	22,081
38,000	Igg, Inc.	51,238
2,500	Konami Corp.	120,308
6,857	Micro Focus International plc	219,323
1,541	Myob Group, Ltd.	4,170
518	Nemetschek Se	42,126
339	NICE Systems, Ltd.	27,342
2,818	Open Text Corp.	90,993
700	Oracle Corp.	55,045
8,199	PlayTech plc	100,972
19,513	Sage Group plc	182,749
2,404	SAP AG	263,336
2,151	SimCorp A/S	131,583

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
854	Software AG	$41,691
8,525	Technology One, Ltd.	33,641
2,386	Temenos Group AG	243,855
1,300	Trend Micro, Inc.	64,043
5,915	UbiSoft Entertainment SA*	406,151

		2,784,756

Specialty Retail (1.3%):
2,400	Adastria Co., Ltd.	54,286
900	Alpen Co., Ltd.	17,570
2,600	Aoki Holdings, Inc.	34,132
2,200	Aoyama Trading Co., Ltd.	78,734
1,900	Arcland Sakamoto Co., Ltd.	28,634
2,000	Autobacs Seven Co., Ltd.	32,440
1,813	Autocanada, Inc.	34,600
20,415	Automotive Holdings Group, Ltd.	53,281
7,300	BIC Camera, Inc.	81,236
4,928	Bilia AB, Class A	54,519
18,000	Chow Sang Sang Holdings International, Ltd.	41,234
18,800	Chow Tai Fook Jewellery Group, Ltd.	22,616
2,205	Clas Ohlson AB	40,889
4,700	DCM Holdings Co., Ltd.	42,447
32,869	Dixons Carphone plc	85,271
2,047	Dufry AG, Registered Shares*	325,593
5,850	Dunelm Group plc	55,452
4,900	Edion Corp.	45,949
230,000	Emperor Watch & Jewellery, Ltd.	11,936
59,800	Esprit Holdings, Ltd.*	33,467
400	Fast Retailing Co., Ltd.	118,136
534	Fielmann AG	46,270
2,300	Geo Holdings Corp.	33,258
130,000	Giordano International, Ltd.	78,078
1,436	Grandvision BV(a)	36,315
505	Groupe FNAC SA*	48,604
13,359	Halfords Group plc	62,741
4,280	Hennes & Mauritz AB, Class B	111,083
300	Hikari Tsushin, Inc.	37,695
5,100	Idom, Inc.	31,514
4,686	Industria de Diseno Textil SA	176,579
4,647	JB Hi-Fi, Ltd.	83,831
20,850	JD Sports Fashion plc	104,655
700	Jin Co., Ltd.	43,854
1,500	Joshin Denki Co., Ltd.	50,960
1,455	Kappahl AB	9,164
37,354	Kingfisher plc	149,413
1,600	Komeri Co., Ltd.	46,091
4,200	K’s Holding Corp.	93,181
2,366	Leon’s Furniture, Ltd.	34,212
25,750	L’occitane International SA	56,031
19,046	Lookers plc	30,623
31,000	Luk Fook Holdings International, Ltd.	125,190
2,347	Matas A/S	34,299
900	Nitori Co., Ltd.	128,759
2,300	Nojima Corp.	46,666
76,677	Pendragon plc	32,871
19,618	Pets At Home Group plc	56,175
2,938	Premier Investments, Ltd.	30,083
1,500	Sanrio Co., Ltd.	28,530
2,100	Shimachu Co., Ltd.	55,316
300	Shimamura Co., Ltd.	36,055
9,000	Sports Direct International*	49,505
4,622	Super Retail Group, Ltd.	29,272
3,968	Supergroup plc	90,381
1,900	United Arrows, Ltd.	69,088
2,400	USS Co., Ltd.	48,444

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
155	Valora Holding AG	$54,280
8,200	VT Holdings Co., Ltd.	46,961
4,080	WHSmith plc	110,489
700	Xebio Holdings Co., Ltd.	13,715
1,990	XXL ASA(a)	21,681
9,000	Yamada Denki Co., Ltd.	49,196

		3,813,530

Technology Hardware, Storage & Peripherals (0.5%):
2,488	BlackBerry, Ltd.*	27,819
6,400	Brother Industries, Ltd.	149,727
6,800	Canon, Inc.	232,458
700	Fujifilm Holdings Corp.	27,295
900	Hitachi Maxell, Ltd.	20,212
13,700	Konica Minolta Holdings, Inc.	112,574
6,508	Logitech International SA^	237,282
3,100	Mcj Co., Ltd.	33,572
4,300	NEC Corp.	116,633
2,343	Neopost	91,047
11,000	Ricoh Co., Ltd.	107,064
100	Roland Dg Corp.	2,563
8,300	Seiko Epson Corp.	201,039
9,000	Toshiba Tec Corp.	49,612
4,372	Xaar plc	26,099

		1,434,996

Textiles, Apparel & Luxury Goods (1.5%):
689	Adidas AG	155,845
1,500	ASICS Corp.	22,378
1,383	Brunello Cucinelli SpA	42,927
6,313	Burberry Group plc	149,107
528	Christian Dior SA	169,086
1,176	Compagnie Financiere Richemont SA	107,507
485	Delta-Galil Industries, Ltd.	15,326
2,100	Descente, Ltd.	28,748
900	Fujibo Holdings, Inc.	31,106
1,311	Gildan Activewear, Inc.	41,008
280,000	Global Brands Group Holdings, Ltd.*	26,890
189	Hermes International SA	95,281
2,445	Hugo Boss AG	215,488
4,000	Japan Wool Textile Co., Ltd. (The)	36,134
7,000	Kurabo Industries, Ltd.	19,260
399,238	Li & Fung, Ltd.	200,457
1,682	Luxottica Group SpA	94,126
2,321	LVMH Moet Hennessy Louis Vuitton SA	639,835
5,170	Moncler SpA	149,176
1,495	New Wave Group AB	10,650
7,000	Onward Holdings Co., Ltd.	53,226
9,893	Ovs SpA(a)	75,589
27,000	Pacific Textiles Holdings, Ltd.	27,729
2,465	Pandora A/S	243,349
6,400	Prada SpA	22,348
2,618	Safilo Group SpA*	17,507
2,218	Salvatore Ferragamo Italia SpA	62,298
36,000	Samsonite International SA	154,487
1,800	Seiko Holdings Corp.	40,543
2,500	Seiren Co., Ltd.	46,104
28,000	Stella International Holdings, Ltd.	48,865
277	Swatch Group AG (The), Class B	115,253
819	Swatch Group AG (The), Registered Shares	65,339
1,909	Ted Baker plc	67,783
36,000	Texwinca Holdings, Ltd.	21,616
404	Tod’s SpA	28,659

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
5,000	Tsi Holdings Co., Ltd.	$39,850
2,700	Unitika, Ltd.*	21,271
2,000	Wacoal Holdings Corp.	57,103
45,514	Yue Yuen Industrial Holdings, Ltd.	173,530

		3,632,784

Thrifts & Mortgage Finance (0.1%):
3,155	Aareal Bank AG	133,686
615	Equitable Group, Inc.	27,605
2,026	Genworth MI Canada, Inc.	60,133
16,190	Genworth Mortgage Insurance AU	35,437
1,812	Home Capital Group, Inc.	20,174
7,866	Onesavings Bank plc	42,488
7,071	Paragon Group of Cos. plc (The)	41,655

		361,178

Tobacco (0.4%):
9,312	British American Tobacco plc, ADR	581,535
4,936	Imperial Tobacco Group plc, Class A	210,600
4,800	Japan Tobacco, Inc.	157,374
2,105	Swedish Match AB, Class B	73,923

		1,023,432

Trading Companies & Distributors (1.8%):
2,637	AddTech AB, Class B	53,021
21,185	Ashtead Group plc	511,291
1,271	B&b Tools AB	17,107
537	Beijer Ref AB	17,492
30,000	Bep International Holdings, Ltd.*	626
583	Bossard Holding AG	135,097
3,484	Brenntag AG	194,133
4,067	Bunzl plc	123,618
3,143	Cramo OYJ	82,550
10,848	Diploma plc	154,654
7,080	Grafton Group plc	78,841
800	Hanwa Co., Ltd.	28,724
36,721	Howden Joinery Group plc	212,244
1,788	Imcd Group NV	109,731
2,800	Inabata & Co., Ltd.	37,374
4,621	Indutrade AB	122,221
2,800	ITOCHU Corp.	45,885
2,600	Iwatani Corp.	79,182
200	Japan Pulp & Paper Co., Ltd.	8,146
1,700	Kanamoto Co., Ltd.	53,657
4,800	Kanematsu Corp.	61,299
3,917	Kloeckner & Co. SE	50,255
1,600	Kuroda Electric Co., Ltd.	27,933
14,000	Marubeni Corp.	95,700
5,100	Misumi Group, Inc.	134,792
1,100	Mitani Corp.	40,095
10,100	Mitsubishi Corp.	234,934
9,000	Mitsui & Co., Ltd.	133,140
1,271	Momentum Group AB, Class B*	13,582
1,400	Monotaro Co., Ltd.	37,573
3,600	Nagase & Co., Ltd.	60,340
1,100	Nippon Steel & Sumikin Bussan	60,790
1,200	Nishio Rent All Co., Ltd.	39,967
52,580	Noble Group Ltd.*	15,418
7,777	Ramirent OYJ	80,389
803	Reece, Ltd.	27,028
16,267	Rexel SA	281,482
2,192	Richelieu Hardware, Ltd.	55,134
1,304	Russel Metals, Inc.	28,827
615	Seven Group Holdings, Ltd.*(b)	5,820
5,168	Seven Group Holdings, Ltd.	48,907
21,640	SIG plc	51,584
35,500	Sojitz Corp.	98,215

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
6,400	Sumitomo Corp.	$92,149
3,072	Toromont Industries, Ltd.	140,894
8,700	Toyota Tsushu Corp.	286,103
5,183	Travis Perkins plc	100,561
1,000	Trusco Nakayama Corp.	24,385
800	Wajax Corp.	13,068
2,700	Wakita & Co., Ltd.	32,619
3,709	Wolseley plc	243,335
3,800	Yamazen Corp.	41,142
800	Yuasa Trading Co., Ltd.	28,287

		4,751,341

Transportation Infrastructure (0.6%):
10,833	Abertis Infraestructuras SA	218,921
493	Aena SA(a)	89,110
384	Aeroports de Paris	62,088
3,529	Ansaldo Sts SpA*	46,305
7,311	Atlantia SpA	230,795
17,433	BBA Aviation plc	69,711
960	Flughafen Zuerich AG	217,288
1,696	Fraport AG	161,089
3,270	Groupe Eurotunnel SA	39,419
1,679	Hamburger Hafen und Logistik AG	52,880
129,000	Hutchison Port Holdings Trust	55,472
700	Japan Airport Terminal Co., Ltd.	24,962
1,500	Kamigumi Co., Ltd.	34,824
1,000	Mitsubishi Logistics Corp.	24,898
34,274	Qube Holdings, Ltd.	66,551
15,500	SATS, Ltd.	52,788
985	Save SpA	24,435
6,407	SIAS SpA	102,351
4,000	Sumitomo Warehouse Co., Ltd. (The)	26,644
14,036	Sydney Airport	78,551
8,406	Transurban Group	78,593
2,729	Westshore Terminals Investment Corp.	52,476

		1,810,151

Water Utilities (0.2%):
15,034	Pennon Group plc	160,486
5,341	Severn Trent plc	155,517
7,737	United Utilities Group plc	88,588

		404,591

Wireless Telecommunication Services (1.0%):
2,035	Cellcom Israel, Ltd.*	19,005
1,335	Drillisch AG	93,638
4,802	Freenet AG	160,545
13,800	KDDI Corp.	364,122
13,000	M1, Ltd.	17,069
3,522	Millicom International Cellular SA, SDR	232,874
2,104	Mobistar SA	48,630
23,100	NTT DoCoMo, Inc.	528,070
1,000	Okinawa Cellular Telephone Co.	34,757
1,708	Rogers Communications, Inc., Class B	88,030
17,000	Smartone Telecommunications Ho	20,385
4,700	SoftBank Group Corp.	379,952
21,800	StarHub, Ltd.	41,855
3,836	Tele2 AB	43,951
251,475	Vodafone Group plc	704,295

		2,777,178

Total Common Stocks (Cost $222,795,746)		252,539,329

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Preferred Stocks (0.4%):
Automobiles (0.4%):
1,600	Bayerische Motoren Werke AG (BMW), 4.67%	$142,536
2,390	Porsche Automobil Holding SE, 1.87%	152,797
4,515	Volkswagen AG, 1.49%	736,341

Total Preferred Stocks (Cost $1,264,522)		1,031,674

Right (0.0%):
Oil, Gas & Consumable Fuels (0.0%):
9,848	Maurel Et Prom - CVR, Expires on 1/02/18*(b)(c)	466

Total Right (Cost $–)		466

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.6%):
$1,445,801	AZL DFA International Core Equity Fund Securities Lending Collateral Account(d)	1,445,801

Total Securities Held as Collateral for Securities on Loan (Cost $1,445,801)		1,445,801

Unaffiliated Investment Company (0.2%):
477,075	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(e)	477,075

Total Unaffiliated Investment Company (Cost $477,075)		477,075

Total Investment Securities (Cost $225,983,144) - 100.0%		255,494,345
Net other assets (liabilities) - 0.0%		(27,177)

Net Assets - 100.0%		$255,467,168

Percentages indicated are based on net assets as of September 30, 2017.

ADR	-	American Depositary Receipt
CVR	-	Contingency Valued Rights
NYS	-	New York Shares
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $1,324,184.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2017. The total of all such securities represent 0.07% of the net assets of the fund.
(c)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.01% of the net assets of the Fund.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.
(e)	The rate represents the effective yield at September 30, 2017.

Amounts shown as “—” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2017:

Country	Percentage
Australia	5.6%
Austria	0.7%
Belgium	1.4%
Bermuda	— %^
Cambodia	— %^
Canada	8.5%
Cayman Islands	— %^
China	0.1%
Denmark	1.8%
Egypt	0.1%
European Community	— %^
Faroe Islands	— %^
Finland	1.9%
France	7.4%
Georgia	— %^
Germany	7.7%
Hong Kong	2.6%
Ireland (Republic of)	1.1%
Isle of Man	0.1%
Israel	0.4%
Italy	2.8%
Japan	23.8%
Liechtenstein	— %^
Luxembourg	0.5%
Malta	— %^
Netherlands	3.0%
New Zealand	0.4%
Norway	0.8%
Peru	— %^
Portugal	— %^
Singapore	0.9%
Spain	2.5%
Sweden	3.0%
Switzerland	6.8%
United Arab Emirates	— %^
United Kingdom	15.1%
United States	1.0%

100.0%

^	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (99.7%):
Aerospace & Defense (2.9%):
1,674	AAR Corp.	$63,244
4,560	Aerojet Rocketdyne Holdings, Inc.*	159,646
1,321	AeroVironment, Inc.*^	71,493
9,657	Arconic, Inc.	240,266
1,124	Astronics Corp.*	33,439
361	Astronics Corp., Class B*	10,704
1,481	Axon Enterprise, Inc.*^	33,574
13,534	Boeing Co. (The)	3,440,477
4,229	BWX Technologies, Inc.	236,909
685	CPI Aerostructures, Inc.*	6,405
1,202	Cubic Corp.	61,302
3,138	Curtiss-Wright Corp.	328,047
5,683	DigitalGlobe, Inc.*	200,326
625	Ducommun, Inc.*	20,031
2,101	Engility Holdings, Inc.*	72,863
1,949	Esterline Technologies Corp.*	175,702
5,622	General Dynamics Corp.	1,155,771
1,351	HEICO Corp.^	121,333
2,178	HEICO Corp., Class A	165,964
5,758	Hexcel Corp.	330,624
1,576	Huntington Ingalls Industries, Inc.	356,869
3,059	KLX, Inc.*^	161,913
4,471	Kratos Defense & Security Solutions, Inc.*	58,481
1,421	L3 Technologies, Inc.	267,759
6,622	Lockheed Martin Corp.	2,054,739
2,233	Mercury Computer Systems, Inc.*^	115,848
2,746	Moog, Inc., Class A*	229,099
140	Moog, Inc., Class B*	11,599
343	National Presto Industries, Inc.^	36,512
4,013	Northrop Grumman Corp.	1,154,620
2,436	Orbital ATK, Inc.	324,378
5,108	Raytheon Co.	953,051
5,807	Rockwell Collins, Inc.	759,033
6,089	Spirit AeroSystems Holdings, Inc., Class A	473,237
2,012	Teledyne Technologies, Inc.*	320,270
9,479	Textron, Inc.	510,729
2,316	The KEYW Holding Corp.*	17,625
1,212	TransDigm Group, Inc.^	309,848
2,979	Triumph Group, Inc.^	88,625
13,094	United Technologies Corp.	1,519,952
741	Vectrus, Inc.*	22,852
6,897	WESCO Aircraft Holdings, Inc.*^	64,832

		16,739,991

Air Freight & Logistics (0.9%):
4,941	Air Transport Services Group, Inc.*	120,264
1,400	Atlas Air Worldwide Holdings, Inc.*^	92,120
5,521	C.H. Robinson Worldwide, Inc.^	420,148
1,026	Echo Global Logistics, Inc.*	19,340
5,128	Expeditors International of Washington, Inc.	306,962
5,735	FedEx Corp.	1,293,701
1,779	Forward Air Corp.	101,812
2,393	Hub Group, Inc.*	102,779
1,058	Park-Ohio Holdings Corp.	48,245
3,266	Radiant Logistics, Inc.*	17,342
17,164	United Parcel Service, Inc., Class B	2,061,226
5,560	XPO Logistics, Inc.*^	376,857

		4,960,796

Airlines (0.8%):
5,917	Alaska Air Group, Inc.	451,290
998	Allegiant Travel Co.^	131,437
12,720	American Airlines Group, Inc.^	604,073
1,909	Copa Holdings SA, Class A	237,728
19,429	Delta Air Lines, Inc.	936,865

Shares		Fair Value
Common Stocks, continued
Airlines, continued
5,008	Hawaiian Holdings, Inc.*^	$188,050
20,928	JetBlue Airways Corp.*	387,796
2,917	SkyWest, Inc.	128,056
16,194	Southwest Airlines Co.	906,540
5,511	Spirit Airlines, Inc.*	184,123
12,361	United Continental Holdings, Inc.*	752,538

		4,908,496

Auto Components (1.0%):
1,777	Adient plc^	149,250
5,496	American Axle & Manufacturing Holdings, Inc.*^	96,620
3,449	Autoliv, Inc.^	426,296
7,442	BorgWarner, Inc.	381,254
4,411	Cooper Tire & Rubber Co.^	164,971
1,615	Cooper-Standard Holding, Inc.*	187,292
13,476	Dana Holding Corp.	376,789
6,860	Delphi Automotive plc	675,024
1,595	Dorman Products, Inc.*^	114,234
2,274	Fox Factory Holding Corp.*	98,009
16,274	Gentex Corp.^	322,225
2,720	Gentherm, Inc.*^	101,048
18,920	Goodyear Tire & Rubber Co.^	629,090
1,365	Horizon Global Corp.*^	24,079
1,483	LCI Industries^	171,806
3,870	Lear Corp.	669,820
3,637	Modine Manufacturing Co.*	70,012
1,190	Motorcar Parts of America, Inc.*	35,057
2,574	Spartan Motors, Inc.	28,443
1,736	Standard Motor Products, Inc.^	83,762
1,582	Stoneridge, Inc.*	31,339
275	Strattec Security Corp.	11,248
3,917	Tenneco, Inc.	237,644
1,187	Tower International, Inc.	32,286
2,847	Visteon Corp.*	352,373
1,621	VOXX International Corp.*	13,860

		5,483,831

Automobiles (0.6%):
100,821	Ford Motor Co.	1,206,827
36,273	General Motors Co.	1,464,704
7,220	Harley-Davidson, Inc.^	348,076
629	Tesla Motors, Inc.*^	214,552
3,270	Thor Industries, Inc.^	411,726
1,652	Winnebago Industries, Inc.	73,927

		3,719,812

Banks (6.5%):
958	1st Constitution Bancorp	17,388
2,060	1st Source Corp.	104,648
1,429	Access National Corp.	40,955
504	ACNB Corp.	13,961
1,010	Allegiance Bancshares, Inc.*	37,168
661	American National Bankshares, Inc.	27,233
587	American River Bankshares	8,236
2,047	Ameris Bancorp	98,256
704	Ames National Corp.	21,014
905	Arrow Financial Corp.^	31,087
5,413	Associated Banc-Corp.	131,265
2,876	Banc of California, Inc.^	59,677
1,939	BancFirst Corp.^	110,038
2,831	Bancorp, Inc. (The)*	23,412
5,242	BancorpSouth, Inc.	168,006
122,250	Bank of America Corp.	3,097,814
899	Bank of Commerce Holdings	10,339
2,471	Bank of Hawaii Corp.^	205,983
451	Bank of Marin Bancorp	30,894
4,810	Bank of the Ozarks, Inc.	231,121
4,087	BankUnited, Inc.	145,375

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,941	Banner Corp.	$118,944
1,189	Bar Harbor Bankshares	37,287
9,351	BB&T Corp.	438,936
842	BCB Bancorp, Inc.	11,746
1,507	Berkshire Hills Bancorp, Inc.	58,396
1,112	Blue Hills BanCorp, Inc.	21,350
1,890	BOK Financial Corp.^	168,361
7,445	Boston Private Financial Holdings, Inc.^	123,215
668	Bridge Bancorp, Inc.	22,679
5,707	Brookline Bancorp, Inc.	88,459
1,162	Bryn Mawr Bank Corp.	50,896
74	C&F Financial Corp.	4,070
753	California First National Bancorp	13,629
843	Camden National Corp.	36,789
2,415	Capital Bank Financial Corp., Class A	99,136
1,309	Capital City Bank Group, Inc.	31,429
2,683	Cathay General Bancorp	107,857
3,426	Centerstate Banks, Inc.	91,817
2,402	Central Pacific Financial Corp.	77,296
933	Central Valley Community Bancorp	20,806
273	Century Bancorp, Inc.	21,867
3,037	Chemical Financial Corp.	158,714
377	Chemung Financial Corp.	17,757
2,299	CIT Group, Inc.^	112,766
35,077	Citigroup, Inc.	2,551,501
943	Citizens & Northern Corp.^	23,160
8,359	Citizens Financial Group, Inc.	316,555
552	Citizens Holding Co.	13,772
1,304	City Holding Co.^	93,771
938	Civista Bancshares, Inc.	20,955
1,096	CNB Financial Corp.	29,943
3,178	CoBiz Financial, Inc.	62,416
75	Codorus Valley Bancorp, Inc.	2,303
56	Colony Bankcorp, Inc.	750
3,047	Columbia Banking System, Inc.	128,309
2,543	Comerica, Inc.	193,929
4,454	Commerce Bancshares, Inc.^	257,308
2,540	Community Bank System, Inc.^	140,335
2,277	Community Bankers Trust Corp.*	20,948
1,325	Community Trust Bancorp, Inc.	61,613
2,266	ConnectOne Bancorp, Inc.	55,744
1,273	CU Bancorp*	49,361
2,121	Cullen/Frost Bankers, Inc.^	201,325
2,643	Customers Bancorp, Inc.*	86,215
6,990	CVB Financial Corp.^	168,948
408	DNB Financial Corp.	14,362
1,882	Eagle Bancorp, Inc.*	126,188
5,117	East West Bancorp, Inc.	305,894
1,529	Enterprise Financial Services Corp.	64,753
312	Evans Bancorp, Inc.	13,478
11,692	F.N.B. Corp.	164,039
569	Farmers Capital Bank Corp.	23,926
1,329	Farmers National Banc Corp.	20,001
2,176	FCB Financial Holdings, Inc.*	105,101
1,636	Fidelity Southern Corp.	38,675
13,647	Fifth Third Bancorp	381,843
1,053	Financial Institutions, Inc.	30,326
16,004	First Bancorp*	81,940
1,497	First Bancorp	51,512
814	First Bancorp, Inc.	24,672
611	First Bancshares, Inc. (The)	18,422
2,931	First Busey Corp.	91,916

Shares		Fair Value
Common Stocks, continued
Banks, continued
664	First Business Financial Services, Inc.	$15,106
592	First Citizens BancShares, Inc., Class A	221,343
4,012	First Commonwealth Financial Corp.	56,690
1,419	First Community Bankshares	41,307
1,217	First Connecticut Bancorp, Inc.	32,555
4,645	First Financial Bancorp	121,467
3,382	First Financial Bankshares, Inc.^	152,866
967	First Financial Corp.	46,029
1,138	First Financial Northwest, Inc.	19,335
1,996	First Foundation, Inc.*	35,708
12,823	First Horizon National Corp.^	245,560
2,466	First Interstate BancSystem, Class A	94,325
2,618	First Merchants Corp.	112,391
660	First Mid-Illinois Bancshares, Inc.	25,344
5,902	First Midwest Bancorp, Inc.	138,225
1,573	First of Long Island Corp. (The)	47,898
2,517	First Republic Bank	262,926
1,283	First South Bancorp	23,774
2,253	Flushing Financial Corp.	66,959
322	Franklin Financial Network, Inc.*	11,479
7,870	Fulton Financial Corp.	147,563
1,315	German American Bancorp, Inc.^	50,009
3,017	Glacier Bancorp, Inc.^	113,922
1,035	Great Southern Bancorp, Inc.	57,598
3,353	Great Western Bancorp, Inc.^	138,412
3,020	Green BanCorp, Inc.*^	71,423
1,174	Guaranty Bancorp	32,637
3,064	Hancock Holding Co.	148,451
2,408	Hanmi Financial Corp.	74,528
39	Hawthorn Bancshares, Inc.	807
1,375	Heartland Financial USA, Inc.	67,925
2,292	Heritage Financial Corp.	67,614
2,010	Hertiage Commerce Corp.	28,602
5,680	Hilltop Holdings, Inc.	147,680
10,115	Home Bancshares, Inc.^	255,100
1,540	Hometrust Bancshares, Inc.*	39,501
6,189	Hope BanCorp, Inc.	109,607
1,408	Horizon Bancorp	41,071
17,399	Huntington Bancshares, Inc.	242,890
2,202	IBERIABANK Corp.	180,894
1,283	Independent Bank Corp.^	95,776
855	Independent Bank Corp.	19,366
1,288	Independent Bank Group, Inc.	77,666
3,359	International Bancshares Corp.	134,696
12,187	Investors Bancorp, Inc.	166,231
62,748	JPMorgan Chase & Co.	5,993,060
14,209	KeyCorp	267,413
2,859	Lakeland Bancorp, Inc.	58,324
1,656	Lakeland Financial Corp.^	80,680
435	Landmark Bancorp, Inc.	12,289
712	LCNB Corp.	14,916
2,565	LegacyTexas Financial Group, Inc.^	102,395
1,448	M&T Bank Corp.	233,186
2,571	Macatawa Bank Corp.	26,378
918	Mackinac Financial Corp.	14,229
1,644	Mainsource Financial Group, Inc.	58,954
2,620	MB Financial, Inc.	117,952
1,869	MBT Financial Corp.	20,466
1,293	Mercantile Bank Corp.	45,126
638	MidWestone Financial Group, Inc.	21,539
570	MutualFirst Financial, Inc.	21,917
1,805	National Bank Holdings Corp.	64,420
514	National Bankshares, Inc.	23,104
2,730	NBT Bancorp, Inc.^	100,246

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
373	Nicolet Bankshares, Inc.*^	$21,459
1,094	Northeast Bancorp	28,608
510	Northrim Bancorp, Inc.^	17,825
511	Norwood Financial Corp.	15,596
3,309	OFG Bancorp	30,277
440	Ohio Valley Banc Corp.	16,016
819	Old Line Bancshares, Inc.	22,932
7,959	Old National Bancorp^	145,650
676	Old Point Financial Corp.	21,902
2,225	Old Second Bancorp, Inc.	29,926
1,951	Opus Bank*^	46,824
638	Orrstown Financial Services, Inc.	15,886
1,339	Pacific Continental Corp.	36,086
1,205	Pacific Mercantile Bancorp*	11,026
2,125	Pacific Premier Bancorp, Inc.*	80,219
2,558	PacWest Bancorp	129,205
401	Park National Corp.^	43,304
3,377	Park Sterling Corp.	41,942
1,165	Peapack-Gladstone Financial Corp.	39,307
364	Penns Woods Bancorp, Inc.	16,915
553	Peoples Bancorp of NC	19,698
1,361	Peoples Bancorp, Inc.	45,716
9,411	People’s United Financial, Inc.	170,716
749	People’s Utah BanCorp	24,305
2,933	Pinnacle Financial Partners, Inc.	196,364
5,754	PNC Financial Services Group, Inc.	775,467
3,717	Popular, Inc.	133,590
878	Preferred Bank Los Angeles	52,987
757	Premier Financial Bancorp, Inc.	16,495
2,332	Prosperity Bancshares, Inc.^	153,282
606	QCR Holdings, Inc.	27,573
20,781	Regions Financial Corp.	316,495
2,630	Renasant Co.	112,827
1,417	Republic Bancorp, Inc., Class A	55,107
2,322	S & T Bancorp, Inc.^	91,905
348	Salisbury Bancorp, Inc.	15,347
1,898	Sandy Spring Bancorp, Inc.	78,653
1,879	Seacoast Banking Corp.*	44,889
1,252	Select Bancorp, Inc.*	14,661
2,412	ServisFirst Bancshares, Inc.^	93,706
1,113	Shore Bancshares, Inc.	18,531
1,028	Sierra Bancorp	27,910
933	Signature Bank*	119,461
1,703	Simmons First National Corp., Class A^	98,604
1,569	South State Corp.	141,288
583	Southern First Bancshares, Inc.*	21,192
2,003	Southern National Bancorp	34,031
1,127	Southside Bancshares, Inc.^	40,978
1,447	Southwest Bancorp	39,865
2,709	State Bank Financial Corp.	77,613
5,230	Sterling Bancorp^	128,920
1,432	Stock Yards Bancorp, Inc.^	54,416
557	Summit Financial Group, Inc.	14,293
1,426	Sun Bancorp, Inc.	35,436
5,225	SunTrust Banks, Inc.	312,298
1,716	SVB Financial Group*	321,046
6,676	Synovus Financial Corp.	307,497
11,018	TCF Financial Corp.	187,747
1,633	Texas Capital Bancshares, Inc.*	140,111
1,121	Tompkins Financial Corp.^	96,563
4,008	TowneBank	134,268
1,726	TriCo Bancshares	70,335
2,154	Tristate Capital Holdings, Inc.*	49,327
4,028	Trustmark Corp.^	133,407

Shares		Fair Value
Common Stocks, continued
Banks, continued
98	Two River Bancorp	$1,942
25,858	U.S. Bancorp	1,385,730
1,755	UMB Financial Corp.^	130,730
8,349	Umpqua Holdings Corp.	162,889
2,871	Union Bankshares Corp.	101,346
384	Union Bankshares, Inc.^	18,586
3,516	United Bankshares, Inc.^	130,619
5,517	United Community Banks, Inc.	157,455
1,190	United Security Bancshares	11,305
42	Unity Bancorp, Inc.	832
1,914	Univest Corp.^	61,248
11,676	Valley National Bancorp^	140,696
1,496	Veritex Holdings, Inc.*	40,332
1,113	Washington Trust Bancorp	63,719
653	WashingtonFirst Bankshare, Inc.	23,240
3,174	Webster Financial Corp.^	166,794
83,927	Wells Fargo & Co.	4,628,573
2,557	WesBanco, Inc.	104,888
1,062	West Bancorp	25,913
1,687	Westamerica Bancorp	100,444
5,581	Western Alliance Bancorp*	296,239
2,102	Wintrust Financial Corp.	164,608
83	Xenith Bankshares, Inc.*	2,698
2,669	Zions Bancorp^	125,923

		38,044,705

Beverages (1.7%):
466	Boston Beer Co., Inc. (The), Class A*^	72,789
1,935	Brown-Forman Corp., Class A	107,760
5,468	Brown-Forman Corp., Class B	296,912
545	Coca-Cola Bottling Co. Consolidated^	117,584
82,366	Coca-Cola Co. (The)	3,707,294
2,550	Constellation Brands, Inc., Class C	508,598
787	Craft Brewers Alliance, Inc.*^	13,812
5,609	Dr Pepper Snapple Group, Inc.	496,228
1,327	MGP Ingredients, Inc.^	80,456
2,011	Molson Coors Brewing Co., Class B	164,178
5,703	Monster Beverage Corp.*	315,091
1,532	National Beverage Corp.^	190,045
34,356	PepsiCo, Inc.	3,828,288
876	Primo Water Corp.*^	10,381

		9,909,416

Biotechnology (2.7%):
40,789	AbbVie, Inc.	3,624,512
890	Acadia Pharmaceuticals, Inc.*^	33,526
1,921	Acorda Therapeutics, Inc.*^	45,432
1,278	Alexion Pharmaceuticals, Inc.*	179,291
1,012	Alkermes plc*^	51,450
838	Alnylam Pharmaceuticals, Inc.*	98,457
12,965	Amgen, Inc.	2,417,324
1,084	Aptevo Therapeutics, Inc.*	2,482
3,928	Biogen Idec, Inc.*	1,229,935
1,408	BioMarin Pharmaceutical, Inc.*	131,043
579	Biospecifics Technologies Corp.*	26,935
2,623	Bioverativ, Inc.*	149,695
1,367	Bluebird Bio, Inc.*^	187,757
14,276	Celgene Corp.*	2,081,726
356	Clovis Oncology, Inc.*	29,334
2,168	Emergent Biosolutions, Inc.*	87,696
1,013	Enanta Pharmaceuticals, Inc.*^	47,408
785	Exact Sciences Corp.*^	36,989
4,865	Exelixis, Inc.*	117,879
544	Fibrogen, Inc.*	29,267
1,261	Five Prime Therapeutics, Inc.*^	51,588

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
35,438	Gilead Sciences, Inc.	$2,871,187
966	Incyte Corp.*	112,771
83	Insys Therapeutics, Inc.*	737
945	Ionis Pharmaceuticals, Inc.*^	47,912
1,605	Juno Therapeutics, Inc.*	72,000
1,605	Karyopharm Therapeutics, Inc.*	17,623
740	Kite Pharma, Inc.*	133,059
526	Ligand Pharmaceuticals, Inc., Class B*^	71,615
2,391	Mimedx Group, Inc.*^	28,405
3,689	Myriad Genetics, Inc.*	133,468
1,067	Neurocrine Biosciences, Inc.*^	65,386
10,235	OPKO Health, Inc.*^	70,212
1,317	Otonomy, Inc.*^	4,280
9,565	PDL BioPharma, Inc.*^	32,425
1,298	Regeneron Pharmaceuticals, Inc.*	580,362
1,105	Retrophin, Inc.*	27,503
1,210	Seattle Genetics, Inc.*	65,836
600	Tesaro, Inc.*^	77,460
2,797	United Therapeutics Corp.*	327,780
1,115	Vertex Pharmaceuticals, Inc.*	169,525
1,496	Xencor, Inc.*	34,288

		15,603,560

Building Products (0.6%):
3,264	A.O. Smith Corp.	193,980
3,058	AAON, Inc.^	105,425
2,557	Advanced Drainage Systems, Inc.	51,779
2,889	Allegion plc	249,812
1,273	American Woodmark Corp.*	122,526
1,885	Apogee Enterprises, Inc.^	90,970
1,778	Armstrong Flooring, Inc.*	28,004
2,857	Armstrong World Industries, Inc.*^	146,421
7,785	Builders FirstSource, Inc.*	140,052
2,571	Continental Building Products, Inc.*	66,846
889	Csw Industrials, Inc.*	39,427
4,434	Fortune Brands Home & Security, Inc.	298,098
1,576	Gibraltar Industries, Inc.*	49,092
2,893	Griffon Corp.	64,225
1,209	Insteel Industries, Inc.	31,567
7,099	Johnson Controls International plc	286,019
1,118	Lennox International, Inc.^	200,088
8,175	Masco Corp.	318,907
1,451	Masonite International Corp.*	100,409
3,362	NCI Building Systems, Inc.*^	52,447
7,118	Owens Corning, Inc.	550,577
1,099	Patrick Industries, Inc.*	92,426
3,615	PGT, Inc.*	54,044
3,674	Ply Gem Holdings, Inc.*	62,642
1,925	Quanex Building Products Corp.^	44,179
2,822	Simpson Manufacturing Co., Inc.	138,391
1,844	Trex Co., Inc.*	166,089
1,133	Universal Forest Products, Inc.	111,215
8,391	USG Corp.*^	273,966

		4,129,623

Capital Markets (2.7%):
1,453	Affiliated Managers Group, Inc.	275,823
3,300	Ameriprise Financial, Inc.	490,083
2,502	Artisan Partners Asset Management, Inc., Class A^	81,565
18,489	Bank of New York Mellon Corp. (The)	980,287
18,671	BGC Partners, Inc., Class A	270,169
1,844	BlackRock, Inc., Class A	824,434

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
3,218	CBOE Holdings, Inc.^	$346,353
12,950	Charles Schwab Corp. (The)	566,433
3,017	CME Group, Inc.	409,347
2,934	Cohen & Steers, Inc.^	115,864
190	Diamond Hill Investment Group	40,347
1,417	Donnelley Financial Solutions, Inc.*	30,551
5,873	E*TRADE Financial Corp.*	256,122
8,521	Eaton Vance Corp.	420,682
1,360	FactSet Research Systems, Inc.^	244,950
6,954	Federated Investors, Inc., Class B^	206,534
2,662	Financial Engines, Inc.^	92,505
5,134	Franklin Resources, Inc.	228,514
3,237	Gain Capital Holdings, Inc.^	20,684
388	GAMCO Investors, Inc., Class A	11,547
5,346	Goldman Sachs Group, Inc. (The)	1,268,017
1,743	Greenhill & Co., Inc.^	28,934
211	Hennessy Advisors, Inc.	3,258
1,166	Houlihan Lokey, Inc.	45,626
5,199	Interactive Brokers Group, Inc., Class A^	234,163
8,955	Intercontinental Exchange, Inc.	615,209
1,643	INTL FCStone, Inc.*	62,960
13,284	Invesco, Ltd.	465,471
2,572	Investment Technology Group, Inc.	56,944
4,134	Janus Henderson Group plc^	144,028
10,552	Ladenburg Thalmann Financial Services, Inc.	30,390
3,497	Lazard, Ltd., Class A	158,134
3,912	Legg Mason, Inc.	153,781
7,804	LPL Financial Holdings, Inc.	402,452
1,195	MarketAxess Holdings, Inc.	220,489
1,429	Moelis & Co., Class A	61,518
2,964	Moody’s Corp.	412,618
23,189	Morgan Stanley	1,117,014
2,689	Morningstar, Inc.	228,538
2,951	MSCI, Inc., Class A	344,972
5,365	NASDAQ OMX Group, Inc. (The)	416,163
3,267	Northern Trust Corp.	300,335
3,965	Om Asset Management plc	59,158
1,024	Oppenheimer Holdings, Class A^	17,766
940	PJT Partners, Inc.	36,011
1,113	Pzena Investment Management, Inc.	12,121
5,055	Raymond James Financial, Inc.	426,288
6,983	S&P Global, Inc.	1,091,513
1,544	Safeguard Scientifics, Inc.*	20,612
3,967	SEI Investments Co.	242,225
660	Silvercrest Asset Management Group, Inc., Class A	9,603
4,146	State Street Corp.	396,109
2,242	Stifel Financial Corp.	119,857
6,118	T. Rowe Price Group, Inc.	554,597
4,755	TD Ameritrade Holding Corp.	232,044
1,429	Virtu Financial, Inc.^	23,150
438	Virtus Investment Partners, Inc.	50,830
7,585	Waddell & Reed Financial, Inc., Class A^	152,231
631	Westwood Holdings, Inc.	42,447
7,874	WisdomTree Investments, Inc.^	80,157

		16,250,527

Chemicals (2.8%):
2,215	A. Schulman, Inc.	75,642
1,306	Advansix, Inc.*	51,914
2,247	Air Products & Chemicals, Inc.	339,791
1,636	Albemarle Corp.^	223,003
2,318	American Vanguard Corp.	53,082
2,194	Ashland Global Holdings, Inc.	143,466

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
3,752	Axalta Coating Systems, Ltd.*	$108,508
1,338	Balchem Corp.	108,766
3,293	Cabot Corp.	183,749
4,019	Calgon Carbon Corp.^	86,007
3,943	Celanese Corp., Series A	411,137
5,775	CF Industries Holdings, Inc.^	203,049
691	Chase Corp.	76,977
4,033	Chemours Co. (The)	204,110
578	Core Molding Technologies, Inc.	12,681
45,524	DowDuPont, Inc.*	3,151,628
8,309	Eastman Chemical Co.	751,881
4,958	Ecolab, Inc.	637,648
5,990	Ferro Corp.*	133,577
3,093	FMC Corp.	276,236
3,222	Futurefuel Corp.	50,714
3,316	GCP Applied Technologies, Inc.*^	101,801
3,095	H.B. Fuller Co.	179,696
702	Hawkins, Inc.	28,642
20,298	Huntsman Corp.	556,571
2,062	Ingevity Corp.*	128,813
1,620	Innophos Holdings, Inc.	79,688
1,633	Innospec, Inc.	100,674
2,038	International Flavor & Fragrances, Inc.	291,251
14,982	Intrepid Potash, Inc.*^	65,322
743	KMG Chemicals, Inc.	40,776
783	Koppers Holdings, Inc.*	36,135
2,348	Kraton Performance Polymers, Inc.*	94,953
4,741	Kronos Worldwide, Inc.^	108,237
1,233	LSB Industries, Inc.*	9,790
8,643	Lyondellbasell Industries NV	856,089
2,216	Minerals Technologies, Inc.	156,560
10,517	Monsanto Co.	1,260,147
5,492	Mosaic Co. (The)	118,572
703	NewMarket Corp.	299,302
8,796	Olin Corp.	301,263
2,346	Omnova Solutions, Inc.*	25,689
14,316	Platform Speciality Products Corp.*	159,623
6,775	PolyOne Corp.	271,203
5,975	PPG Industries, Inc.	649,244
7,814	Praxair, Inc.	1,091,928
606	Quaker Chemical Corp.	89,658
1,835	Rayonier Advanced Materials, Inc.^	25,140
3,781	RPM International, Inc.	194,117
3,059	Scotts Miracle-Gro Co. (The)^	297,763
1,862	Sensient Technologies Corp.	143,225
2,107	Sherwin Williams Co.	754,390
1,689	Stepan Co.	141,302
1,627	Trecora Resources*^	21,639
1,070	Tredegar Corp.	19,260
3,102	Trinseo SA	208,144
4,906	Tronox, Ltd., Class A^	103,517
6,023	Valvoline, Inc.	141,239
3,026	W.R. Grace & Co.	218,326
1,636	Westlake Chemical Corp.	135,935

		16,789,190

Commercial Services & Supplies (1.1%):
1,904	ABM Industries, Inc.	79,416
9,093	ACCO Brands Corp.*	108,207
4,271	ARC Document Solutions, Inc.*	17,468
2,684	Brady Corp., Class A	101,858
3,409	Brink’s Co. (The)	287,208
1,886	Casella Waste Systems, Inc.*	35,457
2,003	CECO Environmental Corp.	16,945
3,396	Cintas Corp.	489,974

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
4,474	Clean Harbors, Inc.*	$253,676
8,286	Copart, Inc.*^	284,790
7,746	Covanta Holding Corp.^	115,028
4,117	Deluxe Corp.^	300,376
1,613	Ennis, Inc.	31,695
2,517	Essendant, Inc.	33,149
2,148	Healthcare Services Group, Inc.^	115,928
1,042	Heritage-Crystal Clean, Inc.*	22,664
4,520	Herman Miller, Inc.	162,268
2,671	HNI Corp.^	110,766
3,095	InnerWorkings, Inc.*^	34,819
4,002	Interface, Inc.	87,644
6,809	KAR Auction Services, Inc.	325,062
2,829	Kimball International, Inc., Class B	55,929
3,654	Knoll, Inc.	73,080
1,417	LSC Communications, Inc.	23,395
1,875	Matthews International Corp., Class A	116,719
2,011	McGrath Rentcorp	87,981
2,641	Mobile Mini, Inc.	90,982
1,366	MSA Safety, Inc.	108,611
1,003	Multi-Color Corp.^	82,196
1,552	NL Industries, Inc.*^	14,201
11,428	Pitney Bowes, Inc.	160,106
2,606	Quad Graphics, Inc.	58,922
6,455	Republic Services, Inc., Class A	426,417
5,347	Rollins, Inc.^	246,711
2,114	RR Donnelley & Sons Co.	21,774
1,467	SP Plus Corp.*	57,947
5,403	Steelcase, Inc., Class A^	83,206
1,563	Stericycle, Inc.*^	111,942
1,534	Team, Inc.*^	20,479
3,363	Tetra Tech, Inc.	156,548
922	UniFirst Corp.	139,683
1,309	US Ecology, Inc.^	70,424
1,003	Viad Corp.	61,083
824	Vse Corp.	46,853
11,390	Waste Management, Inc.	891,494
5,156	West Corp.	121,011

		6,342,092

Communications Equipment (1.2%):
2,109	ADTRAN, Inc.	50,616
752	Applied Optoelectronics, Inc.*^	48,632
976	Arista Networks, Inc.*^	185,059
8,194	ARRIS International plc*	233,447
550	Bel Fuse, Inc., Class B	17,160
1,000	Black Box Corp.	3,250
27,161	Brocade Communications Systems, Inc.	324,574
1,318	CalAmp Corp.*	30,644
3,965	Calix, Inc.*^	20,023
7,195	Ciena Corp.*	158,074
76,510	Cisco Systems, Inc.	2,573,032
6,102	CommScope Holding Co., Inc.*	202,647
316	Communications Systems, Inc.	1,321
1,822	Comtech Telecommunications Corp.	37,406
1,262	Digi International, Inc.*	13,377
2,148	EchoStar Corp., Class A*	122,930
1,189	EMCORE Corp.*	9,750
2,598	Extreme Networks, Inc.*	30,890
2,155	F5 Networks, Inc.*	259,807
5,961	Finisar Corp.*^	132,155
7,060	Harmonic, Inc.*^	21,533
3,291	Harris Corp.	433,359
7,816	Infinera Corp.*^	69,328
2,791	InterDigital, Inc.	205,836

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
12,452	Juniper Networks, Inc.	$346,539
909	KVH Industries, Inc.*	10,863
2,267	Lumentum Holdings, Inc.*^	123,211
3,350	Motorola Solutions, Inc.	284,315
2,290	NETGEAR, Inc.*	109,004
3,943	NetScout Systems, Inc.*^	127,556
3,507	Oclaro, Inc.*^	30,265
686	Palo Alto Networks, Inc.*	98,853
1,949	Plantronics, Inc.	86,185
1,714	Sonus Networks, Inc.*	13,112
2,348	Ubiquiti Networks, Inc.*^	131,535
2,620	ViaSat, Inc.*^	168,518
5,226	Viavi Solutions, Inc.*	49,438

		6,764,244

Construction & Engineering (0.4%):
5,468	Aecom Technology Corp.*	201,277
800	Aegion Corp.*	18,624
2,172	Ameresco, Inc., Class A*	16,942
1,245	Argan, Inc.	83,726
4,618	Chicago Bridge & Iron Co. NV^	77,582
2,767	Comfort Systems USA, Inc.	98,782
2,560	Dycom Industries, Inc.*^	219,853
4,493	Emcor Group, Inc.	311,724
4,953	Fluor Corp.	208,521
1,941	Granite Construction, Inc.^	112,481
1,221	IES Holdings, Inc.*^	21,123
3,133	Jacobs Engineering Group, Inc.	182,560
6,018	KBR, Inc.^	107,602
3,504	MasTec, Inc.*	162,586
1,578	MYR Group, Inc.*	45,983
574	NV5 Holdings, Inc.*^	31,369
2,101	Orion Marine Group, Inc.*	13,783
4,194	Primoris Services Corp.	123,387
6,487	Quanta Services, Inc.*	242,419
2,791	Tutor Perini Corp.*^	79,264
928	Valmont Industries, Inc.	146,717

		2,506,305

Construction Materials (0.2%):
2,807	Eagle Materials, Inc., Class A	299,507
1,291	Martin Marietta Materials, Inc.	266,243
2,788	Summit Materials, Inc., Class A*^	89,300
1,308	U.S. Concrete, Inc.*^	99,800
353	U.S. Lime & Minerals, Inc.	29,652
2,871	Vulcan Materials Co.	343,371

		1,127,873

Consumer Finance (1.1%):
20,883	Ally Financial, Inc.	506,622
17,304	American Express Co.	1,565,319
144	Asta Funding, Inc.*	1,087
8,702	Capital One Financial Corp.	736,711
1,912	Consumer Portfolio Services, Inc.*	8,719
1,240	Credit Acceptance Corp.*^	347,411
10,034	Discover Financial Services	646,992
1,968	Encore Capital Group, Inc.*^	87,182
1,910	Enova International, Inc.*	25,690
3,948	EZCORP, Inc., Class A*	37,506
2,876	Firstcash, Inc.	181,619
2,785	Green Dot Corp., Class A*	138,080
17,319	LendingClub Corp.*^	105,473
22,230	Navient Corp.	333,895
2,328	Nelnet, Inc., Class A	117,564
750	Nicholas Financial, Inc.*	6,503
5,999	Onemain Holdings, Inc.*^	169,112
3,076	PRA Group, Inc.*^	88,127

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
960	Regional Mgmt Corp.*	$23,242
19,000	Santander Consumer USA Holdings, Inc.*	292,030
26,909	SLM Corp.*	308,646
21,470	Synchrony Financial	666,644
505	World Acceptance Corp.*^	41,859

		6,436,033

Containers & Packaging (0.8%):
2,903	AptarGroup, Inc.	250,558
3,708	Avery Dennison Corp.	364,645
8,374	Ball Corp.	345,846
7,485	Bemis Co., Inc.	341,091
4,966	Berry Global Group, Inc.*	281,324
4,226	Crown Holdings, Inc.*	252,377
29,466	Graphic Packaging Holding Co.	411,051
1,930	Greif, Inc., Class A	112,982
1,310	Greif, Inc., Class B	84,168
8,689	International Paper Co.	493,708
2,608	Myers Industries, Inc.	54,638
9,463	Owens-Illinois, Inc.*	238,089
3,877	Packaging Corp. of America	444,613
6,776	Sealed Air Corp.	289,471
9,148	Silgan Holdings, Inc.^	269,226
5,379	Sonoco Products Co.^	271,371
538	UFP Technologies, Inc.*	15,118
4,190	WestRock Co.	237,699

		4,757,975

Distributors (0.2%):
3,074	Core Markt Holdngs Co., Inc.^	98,798
5,041	Genuine Parts Co.^	482,172
13,291	LKQ Corp.*	478,343
2,023	Pool Corp.	218,828
811	Weyco Group, Inc.	23,016

		1,301,157

Diversified Consumer Services (0.4%):
4,045	Adtalem Global Education, Inc.^	145,013
1,304	American Public Education, Inc.*	27,449
273	Ascent Capital Group, Inc.*^	3,560
3,117	Bright Horizons Family Solutions, Inc.*	268,717
3,401	Cambium Learning Group, Inc.*	22,549
918	Capella Education Co.	64,398
5,222	Career Education Corp.*	54,257
1,464	Carriage Services, Inc.^	37,478
506	Collectors Universe, Inc.	12,129
270	Graham Holdings Co., Class B	157,977
3,582	Grand Canyon Education, Inc.*	325,316
8,744	H&R Block, Inc.	231,541
5,384	Houghton Mifflin Harcourt Co.*	64,877
2,988	K12, Inc.*	53,306
482	Liberty Tax, Inc.	6,941
2,211	National American University Holdings, Inc.	4,732
7,929	Service Corp. International	273,551
4,541	ServiceMaster Global Holdings, Inc.*	212,201
2,193	Sotheby’s*^	101,119
622	Strayer Education, Inc.^	54,282
1,696	Universal Technical Institute, Inc.*	5,885
1,419	Weight Watchers International, Inc.*^	61,797

		2,189,075

Diversified Financial Services (0.7%):
18,587	Berkshire Hathaway, Inc., Class B*	3,407,368
3,604	FNFV Group*	61,809
6,246	Leucadia National Corp.	157,711
974	Marlin Business Services, Inc.	28,003

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
2,411	Newstar Financial, Inc.	$28,305
1,763	PICO Holdings, Inc.*	29,442
1,767	Tiptree Financial, Inc., Class A	11,044
2,777	Voya Financial, Inc.	110,775

		3,834,457

Diversified Telecommunication Services (2.3%):
168,517	AT&T, Inc.	6,600,811
1,019	ATN International, Inc.	53,701
26,922	CenturyLink, Inc.^	508,826
2,524	Cincinnati Bell, Inc.*	50,101
3,023	Cogent Communications Group, Inc.^	147,825
4,558	Consolidated Communications Holdings, Inc.	86,967
1,573	Frontier Communications Corp.	18,546
3,714	General Communication, Inc., Class A*	151,494
815	Hawaiian Telcom Holdco, Inc.*	24,303
1,994	IDT Corp.^	28,076
5,557	Iridium Communications, Inc.*	57,237
5,373	Level 3 Communications, Inc.*	286,327
1,975	Lumos Networks Corp.*	35,392
4,045	Orbcomm, Inc.*^	42,351
102,205	Verizon Communications, Inc.	5,058,125
9,821	Vonage Holdings Corp.*	79,943
13,718	Windstream Holdings, Inc.^	24,281
4,273	Zayo Group Holdings, Inc.*	147,077

		13,401,383

Electric Utilities (1.5%):
2,450	ALLETE, Inc.	189,361
4,890	Alliant Energy Corp.	203,277
7,641	American Electric Power Co., Inc.	536,704
1,163	Avangrid, Inc.^	55,149
9,835	Duke Energy Corp.	825,353
5,622	Edison International	433,850
2,442	El Paso Electric Co.	134,921
2,801	Entergy Corp.	213,884
4,980	Eversource Energy	300,991
16,319	Exelon Corp.	614,737
9,633	FirstEnergy Corp.	296,985
1,272	Genie Energy, Ltd., Class B	8,332
4,971	Great Plains Energy, Inc.	150,621
4,681	Hawaiian Electric Industries, Inc.	156,205
2,555	IDACORP, Inc.	224,661
1,626	MGE Energy, Inc.	105,040
8,138	NextEra Energy, Inc.	1,192,624
4,016	OGE Energy Corp.	144,696
2,284	Otter Tail Power Co.	99,011
7,605	PG&E Corp.	517,824
2,939	Pinnacle West Capital Corp.	248,522
3,355	PNM Resources, Inc.	135,207
4,369	Portland General Electric Co.	199,401
12,430	PPL Corp.	471,719
14,349	Southern Co. (The)	705,110
5,818	Westar Energy, Inc.	288,573
8,857	Xcel Energy, Inc.	419,113

		8,871,871

Electrical Equipment (0.8%):
908	Acuity Brands, Inc.^	155,522
926	Allied Motion Technologies, Inc.	23,465
8,962	AMETEK, Inc.	591,850
1,953	AZZ, Inc.^	95,111
1,657	Babcock & Wilcox Enterprises, Inc.*^	5,518
6,740	Eaton Corp. plc	517,565

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
11,516	Emerson Electric Co.	$723,666
1,159	Encore Wire Corp.	51,894
2,195	EnerSys	151,828
4,065	Generac Holdings, Inc.*	186,705
3,673	General Cable Corp.^	69,236
1,311	Global Power Equipment Group, Inc.*	2,425
2,775	Hubbell, Inc.	321,956
1,831	LSI Industries, Inc.	12,103
606	Powell Industries, Inc.	18,174
415	Power Solutions International, Inc.*	3,611
400	Preformed Line Products Co.	26,920
2,269	Regal-Beloit Corp.	179,251
3,226	Rockwell Automation, Inc.	574,905
6,152	Sensata Technologies Holding NV*	295,727
1,298	Thermon Group Holdings, Inc.*^	23,351

		4,030,783

Electronic Equipment, Instruments & Components (1.6%):
6,727	Amphenol Corp., Class A	569,372
2,210	Anixter International, Inc.*	187,850
3,477	Arrow Electronics, Inc.*	279,586
3,685	Avnet, Inc.	144,821
4,886	AVX Corp.	89,072
1,734	Badger Meter, Inc.	84,966
2,425	Belden, Inc.^	195,285
3,078	Benchmark Electronics, Inc.*	105,114
5,900	CDW Corp.	389,399
2,412	Cognex Corp.	265,995
1,107	Coherent, Inc.*	260,333
1,010	Control4 Corp.*	29,755
13,159	Corning, Inc.	393,716
1,576	CTS Corp.	37,982
1,747	CUI Global, Inc.*	6,446
2,838	Daktronics, Inc.	29,998
2,277	Dolby Laboratories, Inc., Class A	130,973
2,339	Electro Scientific Industries, Inc.*	32,559
876	ePlus, Inc.*	80,986
2,177	Fabrinet*	80,680
1,007	FARO Technologies, Inc.*^	38,518
25,202	Flextronics International, Ltd.*	417,597
7,918	FLIR Systems, Inc.	308,089
640	Frequency Electronics, Inc.*	6,010
3,548	II-VI, Inc.*	146,000
2,100	IPG Photonics Corp.*^	388,626
1,595	Itron, Inc.*	123,533
14,490	Jabil, Inc.	413,689
3,410	KEMET Corp.*^	72,053
6,969	Keysight Technologies, Inc.*	290,329
1,603	Kimball Electronics, Inc.*	34,705
5,037	Knowles Corp.*^	76,915
736	Littlelfuse, Inc.	144,168
214	Mesa Labs, Inc.	31,954
2,290	Methode Electronics, Inc., Class A	96,982
915	MTS Systems Corp.^	48,907
4,833	National Instruments Corp.	203,808
1,955	Novanta, Inc.*	85,238
1,348	OSI Systems, Inc.*^	123,167
1,553	Park Electrochemical Corp.	28,731
1,445	PC Connection, Inc.	40,735
1,087	PCM, Inc.*	15,218
772	Perceptron, Inc.*	6,091
1,947	Plexus Corp.*	109,188
1,193	Rogers Corp.*	159,003
4,140	Sanmina Corp.*	153,801
1,757	ScanSource, Inc.*	76,693

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
2,996	SYNNEX Corp.	$379,024
7,195	TE Connectivity, Ltd.	597,617
1,453	Tech Data Corp.*	129,099
5,155	Trimble Navigation, Ltd.*	202,334
6,321	TTM Technologies, Inc.*^	97,154
782	Universal Display Corp.	100,761
5,185	VeriFone Systems, Inc.*	105,152
7,620	Vishay Intertechnology, Inc.^	143,256
3,268	Zebra Technologies Corp., Class A*	354,839

		9,143,872

Energy Equipment & Services (0.7%):
3,729	Atwood Oceanics, Inc.*	35,015
6,549	Baker Hughes	239,825
1,913	Core Laboratories NV^	188,813
5,986	Diamond Offshore Drilling, Inc.*^	86,797
2,169	Dril-Quip, Inc.*	95,761
3,434	Ensco plc, Class A, ADR^	20,501
1,558	Era Group, Inc.*	17,434
2,010	Exterran Corp.*	63,536
6,125	Forum Energy Technologies, Inc.*^	97,388
4,200	Frank’s International NV^	32,424
760	Geospace Technologies Corp.*	13,543
1,086	Gulf Island Fabrication, Inc.	13,792
4,010	Halliburton Co.	184,580
7,826	Helix Energy Solutions Group, Inc.*	57,834
2,945	Helmerich & Payne, Inc.	153,464
1,750	Matrix Service Co.*	26,600
13,741	McDermott International, Inc.*^	99,897
11,265	Nabors Industries, Ltd.	90,909
6,792	National-Oilwell Varco, Inc.^	242,679
935	Natural Gas Services Group*	26,554
4,799	Newpark Resources, Inc.*^	47,990
12,057	Noble Corp. plc*^	55,462
4,818	Oceaneering International, Inc.	126,569
3,066	Oil States International, Inc.*^	77,723
9,357	Parker Drilling Co.*	10,293
6,531	Patterson-UTI Energy, Inc.	136,759
974	PHI, Inc.*	11,454
3,744	Pioneer Energy Services Corp.*	9,547
5,837	Rowan Cos. plc, Class A*	75,005
4,475	RPC, Inc.^	110,935
12,331	Schlumberger, Ltd.	860,210
491	SEACOR Holdings, Inc.*^	22,640
493	SEACOR Marine Holdings, Inc.*^	7,711
6,258	Superior Energy Services, Inc.*	66,835
6,132	Technipfmc plc*	171,206
2,650	Tesco Corp.*	14,443
4,086	TETRA Technologies, Inc.*	11,686
14,584	Transocean, Ltd.*	156,924
2,853	U.S. Silica Holdings, Inc.^	88,643
2,800	Unit Corp.*	57,624
31,453	Weatherford International plc*^	144,055

		4,051,060

Food & Staples Retailing (1.7%):
2,460	Casey’s General Stores, Inc.^	269,247
1,143	Chefs’ Warehouse, Inc.*^	22,060
9,811	Costco Wholesale Corp.	1,611,849
22,272	CVS Health Corp.	1,811,159
1,267	Ingles Markets, Inc., Class A	32,562
24,620	Kroger Co. (The)	493,877
1,720	Natural Grocers by Vitamin Cottage, Inc.*^	9,598
1,409	Performance Food Group Co.*	39,804

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
1,852	PriceSmart, Inc.^	$165,291
27,665	Rite Aid Corp.*	54,223
71	Smart & Final Stores, Inc.*	557
1,100	SpartanNash Co.	29,007
5,794	Sprouts Farmers Market, Inc.*^	108,753
2,287	SUPERVALU, Inc.*	49,742
12,641	Sysco Corp.	681,982
1,610	The Andersons, Inc.	55,143
3,347	United Natural Foods, Inc.*^	139,202
738	Village Super Market, Inc., Class A^	18,258
13,906	Walgreens Boots Alliance, Inc.	1,073,821
41,899	Wal-Mart Stores, Inc.	3,273,988
2,107	Weis Markets, Inc.^	91,655

		10,031,778

Food Products (1.6%):
5,425	Archer-Daniels-Midland Co.	230,617
3,898	B&G Foods, Inc.^	124,151
10,796	Blue Buffalo Pet Products, Inc.*^	306,067
5,171	Bunge, Ltd.	359,177
808	Calavo Growers, Inc.^	59,146
1,799	Cal-Maine Foods, Inc.*^	73,939
5,711	Campbell Soup Co.^	267,389
5,964	ConAgra Foods, Inc.	201,225
9,405	Darling International, Inc.*	164,776
5,447	Dean Foods Co.^	59,263
1,004	Farmer Brothers Co.*	32,981
13,535	Flowers Foods, Inc.^	254,593
2,396	Fresh Del Monte Produce, Inc.^	108,922
13,416	General Mills, Inc.	694,411
3,802	Hain Celestial Group, Inc.*	156,452
3,598	Hershey Co. (The)	392,794
5,718	Hormel Foods Corp.^	183,777
3,555	Hostess Brands, Inc.*^	48,561
3,197	Ingredion, Inc.	385,686
576	J & J Snack Foods Corp.	75,629
3,807	JM Smucker Co. (The)	399,469
300	John B Sanfilippo And Son, Inc.^	20,193
6,185	Kellogg Co.^	385,758
5,414	Kraft Heinz Co. (The)	419,856
3,986	Lamb Weston Holding, Inc.	186,904
1,462	Lancaster Colony Corp.	175,615
1,028	Landec Corp.*^	13,313
3,335	McCormick & Co.^	342,304
389	McCormick & Co., Inc.	39,690
13,760	Mondelez International, Inc., Class A	559,481
1,260	Omega Protein Corp.	20,979
4,222	Pilgrim’s Pride Corp.*^	119,947
2,962	Pinnacle Foods, Inc.	169,338
3,793	Post Holdings, Inc.*^	334,808
1,626	Sanderson Farms, Inc.^	262,632
43	Seaboard Corp.	193,715
677	Seneca Foods Corp., Class A*	23,357
4,115	Snyders-Lance, Inc.^	156,946
1,737	Tootsie Roll Industries, Inc.^	66,006
2,148	TreeHouse Foods, Inc.*^	145,484
7,386	Tyson Foods, Inc., Class A	520,344

		8,735,695

Gas Utilities (0.3%):
2,329	Atmos Energy Corp.	195,263
900	Chesapeake Utilities Corp.	70,425
3,236	National Fuel Gas Co.^	183,190
4,213	New Jersey Resources Corp.	177,578
1,671	Northwest Natural Gas Co.	107,612
2,727	ONE Gas, Inc.	200,816
232	RGC Resources, Inc.	6,628

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
4,168	South Jersey Industries, Inc.	$143,921
2,850	Southwest Gas Corp.	221,218
2,233	Spire, Inc.	166,693
4,738	UGI Corp.	222,024
2,516	WGL Holdings, Inc.^	211,847

		1,907,215

Health Care Equipment & Supplies (2.1%):
1,143	Abaxis, Inc.^	51,035
17,820	Abbott Laboratories	950,874
886	ABIOMED, Inc.*	149,380
2,269	Accuray, Inc.*^	9,076
5,108	Alere, Inc.*	260,457
2,170	Align Technology, Inc.*	404,206
703	Analogic Corp.	58,876
2,726	AngioDynamics, Inc.*	46,587
1,103	Anika Therapeutics, Inc.*^	63,974
115	Atrion Corp.	77,280
4,834	Baxter International, Inc.	303,334
2,823	Becton, Dickinson & Co.^	553,167
7,099	Boston Scientific Corp.*	207,078
2,558	C.R. Bard, Inc.	819,838
2,008	Cantel Medical Corp.^	189,093
1,289	CONMED Corp.	67,634
1,052	Cooper Cos., Inc. (The)	249,440
1,619	CryoLife, Inc.*	36,751
5,464	Danaher Corp.	468,702
2,748	DENTSPLY SIRONA, Inc.	164,358
693	Dexcom, Inc.*^	33,905
3,806	Edwards Lifesciences Corp.*	416,034
1,052	Exactech, Inc.*	34,663
4,329	Globus Medical, Inc., Class A*	128,658
2,246	Haemonetics Corp.*	100,778
2,733	Halyard Health, Inc.*	123,067
2,939	Hill-Rom Holdings, Inc.	217,486
9,284	Hologic, Inc.*	340,630
508	ICU Medical, Inc.*	94,412
2,272	IDEXX Laboratories, Inc.*	353,273
433	Inogen, Inc.*^	41,178
2,057	Integer Holdings Corp.*	105,216
2,832	Integra LifeSciences Holdings Corp.*	142,959
416	Intuitive Surgical, Inc.*	435,086
2,327	Invacare Corp.^	36,650
1,705	Lantheus Holdings, Inc.*	30,349
1,209	LeMaitre Vascular, Inc.	45,241
1,168	LivaNova plc*	81,830
2,823	Masimo Corp.*	244,359
12,135	Medtronic plc	943,738
3,164	Meridian Bioscience, Inc.^	45,245
2,425	Merit Medical Systems, Inc.*	102,699
952	Natus Medical, Inc.*^	35,700
1,702	Neogen Corp.*	131,837
1,849	NuVasive, Inc.*^	102,546
481	Nuvectra Corp.*	6,378
2,383	OraSure Technologies, Inc.*^	53,618
1,074	Orthofix International NV*	50,747
700	Quidel Corp.*^	30,702
3,726	ResMed, Inc.^	286,753
3,310	RTI Surgical, Inc.*	15,061
624	SeaSpine Holdings Corp.*	7,001
2,045	STERIS plc	180,778
4,858	Stryker Corp.	689,933
785	Surmodics, Inc.*	24,335
950	Teleflex, Inc.	229,872
227	Utah Medical Products, Inc.	16,696
2,284	Varex Imaging Corp.*^	77,291

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,597	Varian Medical Systems, Inc.*^	$259,856
1,157	West Pharmaceutical Services, Inc.	111,373
3,020	Zimmer Holdings, Inc.	353,612

		11,892,685

Health Care Providers & Services (2.8%):
3,541	Acadia Healthcare Co., Inc.*^	169,118
1,958	Aceto Corp.^	21,988
634	Addus HomeCare Corp.*	22,380
3,648	Aetna, Inc.	580,068
766	Almost Family, Inc.*	41,134
705	Amedisys, Inc.*	39,452
1,839	AmerisourceBergen Corp.^	152,177
3,501	AMN Healthcare Services, Inc.*^	159,996
4,047	Anthem, Inc.	768,444
1,916	BioTelemetry, Inc.*	63,228
9,264	Brookdale Senior Living, Inc.*	98,198
2,121	Capital Senior Living Corp.*^	26,619
7,103	Cardinal Health, Inc.	475,333
5,547	Centene Corp.*	536,783
1,034	Chemed Corp.	208,920
4,823	Cigna Corp.	901,612
1,442	Civitas Solutions, Inc.*	26,605
7,171	Community Health Systems, Inc.*^	55,073
1,871	CorVel Corp.*	101,782
1,177	Cross Country Healthcare, Inc.*	16,749
9,186	DaVita, Inc.*	545,557
2,090	Diplomat Pharmacy, Inc.*^	43,284
3,058	Ensign Group, Inc. (The)	69,080
3,015	Envision Healthcare Corp.*^	135,524
15,898	Express Scripts Holding Co.*	1,006,661
784	Five Star Quality Care, Inc.*	1,215
2,639	Hanger Orthopedic Group, Inc.*	29,003
5,120	HCA Holdings, Inc.*	407,501
1,272	HealthEquity, Inc.*^	64,338
6,210	HealthSouth Corp.	287,834
3,972	Henry Schein, Inc.*	325,664
2,247	Humana, Inc.	547,437
2,629	InfuSystems Holdings, Inc.*	5,389
4,876	Kindred Healthcare, Inc.	33,157
4,425	Laboratory Corp. of America Holdings*	668,042
409	Landauer, Inc.	27,526
1,326	LHC Group, Inc.*	94,040
3,038	LifePoint Hospitals, Inc.*^	175,900
2,025	Magellan Health Services, Inc.*	174,758
4,913	McKesson Corp.	754,686
3,346	MEDNAX, Inc.*	144,280
3,666	Molina Healthcare, Inc.*^	252,074
1,075	National Healthcare Corp.	67,263
1,219	National Research Corp.	45,956
4,172	Owens & Minor, Inc.^	121,822
5,777	Patterson Cos., Inc.^	223,281
1,669	PharMerica Corp.*	48,902
2,269	Premier, Inc., Class A*	73,901
835	Providence Service Corp.*	45,157
8,208	Quest Diagnostics, Inc.	768,597
2,317	Quorum Health Corp.*	12,002
2,518	RadNet, Inc.*	29,083
9,791	Select Medical Holdings Corp.*	187,987
2,133	Surgery Partners, Inc.*^	22,077
6,770	Tenet Healthcare Corp.*^	111,231
2,040	Tivity Health, Inc.*^	83,232
1,240	Triple-S Management Corp., Class B*	29,363
937	U.S. Physical Therapy, Inc.	57,579
17,043	UnitedHealth Group, Inc.	3,337,871

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
4,862	Universal Health Services, Inc., Class B	$539,390
1,959	WellCare Health Plans, Inc.*	336,439

		16,399,742

Health Care Technology (0.2%):
6,373	Allscripts Healthcare Solutions, Inc.*^	90,688
1,052	athenahealth, Inc.*^	130,827
5,336	Cerner Corp.*	380,563
339	Computer Programs & Systems, Inc.	10,017
1,357	HealthStream, Inc.*^	31,713
4,954	HMS Holdings Corp.*	98,386
644	Medidata Solutions, Inc.*^	50,271
1,095	Omnicell, Inc.*	55,900
2,464	Quality Systems, Inc.*	38,759
1,747	Simulations Plus, Inc.	27,079
1,810	Veeva Systems, Inc., Class A*	102,102

		1,016,305

Hotels, Restaurants & Leisure (2.5%):
10,056	Aramark Holdings Corp.	408,374
4,464	Belmond, Ltd., Class A*	60,934
67	Biglari Holdings, Inc.*	22,330
1,927	BJ’s Restaurants, Inc.*	58,677
6,567	Bloomin’ Brands, Inc.^	115,579
836	Bob Evans Farms, Inc.	64,798
541	Bojangles’, Inc.*^	7,304
1,441	Bravo Brio Restaurant Group, Inc.*	3,278
2,887	Brinker International, Inc.	91,980
1,469	Buffalo Wild Wings, Inc.*	155,273
6,600	Caesars Entertainment Corp.*^	88,110
5,584	Carnival Corp., Class A	360,559
2,943	Carrols Restaurant Group, Inc.*	32,079
1,723	Century Casinos, Inc.*	14,146
4,028	Cheesecake Factory, Inc. (The)^	169,659
140	Chipotle Mexican Grill, Inc.*^	43,096
3,453	Choice Hotels International, Inc.	220,647
1,178	Chuy’s Holdings, Inc.*	24,797
1,626	Cracker Barrel Old Country Store, Inc.^	246,534
4,127	Darden Restaurants, Inc.	325,125
2,412	Dave & Buster’s Entertainment, Inc.*	126,582
1,574	Del Frisco’s Restaurant Group, Inc.*	22,902
2,144	del Taco Restaurants, Inc.*	32,889
4,856	Denny’s Corp.*	60,457
1,558	DineEquity, Inc.	66,963
1,346	Domino’s Pizza, Inc.^	267,248
4,546	Dunkin’ Brands Group, Inc.	241,302
1,277	Fiesta Restaurant Group, Inc.*	24,263
624	Habit Restaurants, Inc. (The), Class A*^	8,143
2,724	Hilton Grand Vacations*	105,228
3,243	Hilton Worldwide Holdings, Inc.	225,226
1,051	Hyatt Hotels Corp., Class A*	64,941
7,221	Ilg, Inc.	193,017
6,233	International Game Technology plc	153,020
1,792	Jack in the Box, Inc.	182,641
671	Jamba, Inc.*	5,797
5,657	La Quinta Holdings, Inc.*	98,998
9,975	Las Vegas Sands Corp.	639,996
2,136	Luby’s, Inc.*	5,660
977	Marcus Corp.	27,063
3,634	Marriott International, Inc., Class A	400,685
2,136	Marriott Vacations Worldwide Corp.^	265,996
14,841	McDonald’s Corp.	2,325,287
24,340	MGM Resorts International	793,241

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
341	Nathans Famous, Inc.*	$25,217
5,162	Norwegian Cruise Line Holdings, Ltd.*	279,006
2,292	Papa John’s International, Inc.^	167,476
1,378	Pinnacle Entertainment, Inc.*	29,365
4,017	Planet Fitness, Inc.^	108,379
763	Potbelly Corp.*^	9,461
886	RCI Hospitality Holdings, Inc.	21,929
1,501	Red Lion Hotels Corp.*^	12,984
878	Red Robin Gourmet Burgers*^	58,826
2,889	Royal Caribbean Cruises, Ltd.	342,462
268	Ruby Tuesday, Inc.*	574
2,527	Ruth’s Hospitality Group, Inc.	52,941
3,394	Scientific Games Corp., Class A*^	155,615
6,758	SeaWorld Entertainment, Inc.*^	87,786
4,011	Six Flags Entertainment Corp.^	244,430
1,933	Sonic Corp.^	49,195
2,826	Speedway Motorsports, Inc.	60,194
35,647	Starbucks Corp.	1,914,600
4,257	Texas Roadhouse, Inc.^	209,189
1,604	Town Sports International Holdings, Inc.*	11,228
1,046	Vail Resorts, Inc.	238,614
22,020	Wendy’s Co. (The)^	341,971
1,298	Wingstop, Inc.^	43,159
3,982	Wyndham Worldwide Corp.	419,743
2,056	Wynn Resorts, Ltd.	306,180
5,745	Yum! Brands, Inc.	422,889

		14,464,237

Household Durables (1.0%):
875	Av Homes, Inc.*	15,006
1,886	Beazer Homes USA, Inc.*	35,344
6,757	CalAtlantic Group, Inc.	247,509
504	Cavco Industries, Inc.*	74,365
1,150	Century Communities, Inc.*^	28,405
12,050	D.R. Horton, Inc.	481,157
1,137	Dixie Group, Inc. (The)*	4,548
1,910	Ethan Allen Interiors, Inc.^	61,884
431	Flexsteel Industries, Inc.	21,852
5,743	Garmin, Ltd.^	309,950
2,761	GoPro, Inc., Class A*^	30,399
2,219	Green Brick Partners, Inc.*	21,968
1,211	Helen of Troy, Ltd.*	117,346
500	Hooker Furniture Corp.	23,875
1,333	Installed Building Products, Inc.*	86,378
931	iRobot Corp.*^	71,743
4,827	KB Home^	116,427
3,931	La-Z-Boy, Inc.	105,744
4,024	Leggett & Platt, Inc.	192,066
7,538	Lennar Corp., Class A	398,006
368	Lennar Corp., Class B	16,589
1,206	LGI Homes, Inc.*	58,575
1,820	Libbey, Inc.	16,853
1,017	Lifetime Brands, Inc.	18,611
3,088	M.D.C. Holdings, Inc.	102,552
1,880	M/I Homes, Inc.*	50,252
3,168	Meritage Corp.*^	140,659
3,206	Mohawk Industries, Inc.*	793,517
2,791	Newell Rubbermaid, Inc.	119,092
150	NVR, Inc.*	428,250
10,604	PulteGroup, Inc.	289,807
2,654	Taylor Morrison Home Corp., Class A*	58,521
3,400	Tempur Sealy International, Inc.*^	219,368
3,047	Toll Brothers, Inc.	126,359
2,205	TopBuild Corp.*	143,700

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
7,853	TRI Pointe Homes, Inc.*^	$108,450
2,946	Tupperware Brands Corp.	182,122
718	Universal Electronics, Inc.*	45,521
3,485	Whirlpool Corp.	642,773
2,147	William Lyon Homes, Class A*	49,360
1,918	Zagg, Inc.*	30,209

		6,085,112

Household Products (1.2%):
3,237	Central Garden & Pet Co., Class A*	120,384
7,372	Church & Dwight Co., Inc.	357,173
3,732	Clorox Co. (The)	492,288
14,758	Colgate-Palmolive Co.	1,075,120
3,074	Energizer Holdings, Inc.^	141,558
11,593	HRG Group, Inc.*	180,967
6,541	Kimberly-Clark Corp.	769,745
333	Oil-Dri Corp.	16,294
582	Orchids Paper Products Co.^	8,195
39,497	Procter & Gamble Co. (The)	3,593,437
1,069	Spectrum Brands Holdings, Inc.	113,228
698	WD-40 Co.^	78,106

		6,946,495

Independent Power & Renewable Electricity Producers (0.2%):
18,368	AES Corp. (The)	202,415
5,810	Atlantic Power Corp.*	14,235
3,123	Atlantica Yield plc	61,523
22,655	Calpine Corp.*	334,161
7,034	Dynegy, Inc.*^	68,863
15,643	NRG Energy, Inc.	400,304
2,123	NRG Yield, Inc., Class A	40,273
2,753	NRG Yield, Inc., Class C^	53,133
3,058	Ormat Technologies, Inc.	186,691
4,387	Pattern Energy Group, Inc.^	105,727

		1,467,325

Industrial Conglomerates (1.2%):
14,746	3M Co., Class C	3,095,186
2,346	Carlisle Cos., Inc.	235,280
53,601	General Electric Co.	1,296,072
15,846	Honeywell International, Inc.	2,246,012
1,736	Raven Industries, Inc.	56,246
1,147	Roper Industries, Inc.	279,180

		7,207,976

Insurance (3.1%):
7,574	Aflac, Inc.	616,448
333	Alleghany Corp.*	184,485
4,705	Allstate Corp. (The)	432,437
4,095	AMBAC Financial Group, Inc.*(a)	70,680
6,319	American Equity Investment Life Holding Co.	183,757
2,316	American Financial Group, Inc.	239,590
11,592	American International Group, Inc.	711,632
908	American National Insurance Co.	107,217
1,543	Amerisafe, Inc.^	89,803
12,054	AmTrust Financial Services^	162,247
4,848	Aon plc	708,292
1,910	Arch Capital Group, Ltd.*	188,135
1,306	Argo Group International Holdings, Ltd.	80,319
6,479	Arthur J. Gallagher & Co.	398,782
2,735	Aspen Insurance Holdings, Ltd.	110,494
3,262	Assurant, Inc.	311,586
6,927	Assured Guaranty, Ltd.	261,493
3,438	Axis Capital Holdings, Ltd.	197,032
1,029	Brighthouse Financial, Inc.*	62,563

Shares		Fair Value
Common Stocks, continued
Insurance, continued
5,114	Brown & Brown, Inc.	$246,444
5,359	Chubb, Ltd.	763,925
2,852	Cincinnati Financial Corp.	218,378
2,176	Citizens, Inc.*^	15,994
1,199	CNA Financial Corp.^	60,250
2,354	Crawford & Co.	28,154
2,915	Crawford & Co., Class A	27,926
1,631	Donegal Group, Inc., Class A	26,308
1,546	EMC Insurance Group, Inc.	43,520
1,993	Employers Holdings, Inc.	90,582
680	Enstar Group, Ltd.*	151,198
1,465	Erie Indemnity Co., Class A	176,635
748	Everest Re Group, Ltd.	170,836
1,025	FBL Financial Group, Inc., Class A	76,363
1,054	Federated National Holding Co.	16,453
6,955	First American Financial Corp.	347,541
8,665	FNF Group	411,241
21,335	Genworth Financial, Inc., Class A*	82,140
695	Global Indemnity, Ltd.*^	29,468
2,383	Greenlight Capital Re, Ltd.*	51,592
1,469	Hallmark Financial Services, Inc.*	17,055
2,094	Hanover Insurance Group, Inc. (The)	202,971
7,018	Hartford Financial Services Group, Inc. (The)	389,008
997	HCI Group, Inc.	38,135
387	Heritage Insurance Holdings, Inc.^	5,112
1,317	Independence Holding Co.	33,254
566	Infinity Property & Casualty Corp.	53,317
153	Investors Title Co.	27,398
1,436	James River Group Holdings	59,565
2,904	Kemper Corp.	153,912
3,899	Lincoln National Corp.	286,499
5,672	Loews Corp.	271,462
5,556	Maiden Holdings, Ltd.^	44,170
301	Markel Corp.*	321,462
11,239	Marsh & McLennan Cos., Inc.	941,940
2,025	Mercury General Corp.^	114,797
9,529	MetLife, Inc.	495,032
4,959	National General Holdings Corp.	94,766
262	National Western Life Group, Inc., Class A	91,438
1,993	Navigators Group, Inc.	116,292
10,824	Old Republic International Corp.^	213,125
4,021	Primerica, Inc.	327,913
10,693	Principal Financial Group, Inc.	687,987
2,313	ProAssurance Corp.	126,405
9,474	Progressive Corp. (The)	458,731
5,304	Prudential Financial, Inc.	563,921
1,338	Reinsurance Group of America, Inc.	186,691
1,654	RenaissanceRe Holdings, Ltd.	223,522
2,255	RLI Corp.^	129,347
854	Safety Insurance Group, Inc.	65,160
3,298	Selective Insurance Group, Inc.	177,597
2,664	State Auto Financial Corp.	69,877
2,610	State National Companies, Inc.	54,784
1,761	Stewart Information Services Corp.	66,495
3,912	Third Point Reinsurance, Ltd.*^	61,027
2,365	Torchmark Corp.	189,413
9,620	Travelers Cos., Inc. (The)	1,178,641
1,438	United Fire Group, Inc.	65,889
1,616	United Insurance Holdings Co.	26,341
3,169	Universal Insurance Holdings, Inc.	72,887
4,550	UnumProvident Corp.	232,642
2,825	Validus Holdings, Ltd.	139,018
4,598	W.R. Berkley Corp.	306,871

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
248	White Mountains Insurance Group, Ltd.	$212,536
1,419	Willis Towers Watson plc	218,852
4,400	Wmih Corp.*	4,180
4,083	XL Group, Ltd.	161,074

		18,130,451

Internet & Direct Marketing Retail (2.1%):
2,093	1-800 Flowers.com, Inc., Class A*	20,616
9,398	Amazon.com, Inc.*	9,034,767
1,658	Expedia, Inc.	238,653
185	FTD Cos., Inc.*	2,412
3,111	HSN, Inc.^	121,485
1,155	Liberty Expedia Holdings, Class A*	61,342
5,384	Liberty TripAdvisor Holdings, Inc., Class A*	66,492
2,421	Liberty Ventures, Series A, Class A*^	139,329
2,282	Netflix, Inc.*	413,841
1,637	Nutri/System, Inc.^	91,508
820	Overstock.com, Inc.*	24,354
1,164	PetMed Express, Inc.^	38,587
824	Priceline Group, Inc. (The)*	1,508,596
1,959	Shutterfly, Inc.*^	94,972
2,514	TripAdvisor, Inc.*^	101,892

		11,958,846

Internet Software & Services (2.6%):
3,020	Actua Corp.*	46,206
5,646	Akamai Technologies, Inc.*	275,073
3,147	Alphabet, Inc., Class A*	3,064,298
3,379	Alphabet, Inc., Class C*	3,240,834
429	Bankrate, Inc.*	5,985
913	Bazaarvoice, Inc.*	4,519
2,377	Blucora, Inc.*	60,138
3,783	Cars.com, Inc.*^	100,666
1,744	Cimpress NV*	170,319
304	CoStar Group, Inc.*	81,548
2,881	DHI Group, Inc.*	7,491
17,800	eBay, Inc.*	684,588
990	Envestnet, Inc.*^	50,490
32,810	Facebook, Inc., Class A*	5,606,246
1,451	GoDaddy, Inc., Class A*	63,133
1,546	GrubHub, Inc.*^	81,412
2,548	GTT Communications, Inc.*^	80,644
1,073	IAC/InterActiveCorp*	126,163
3,284	Internap Network Services Corp.*	14,285
2,946	j2 Global, Inc.^	217,650
1,546	Leaf Group, Ltd.*	10,667
5,660	Limelight Networks, Inc.*	22,470
1,736	Liquidity Services, Inc.*^	10,242
1,445	LogMeIn, Inc.	159,022
2,502	Marchex, Inc., Class B*	7,731
1,146	Match Group, Inc.*	26,576
3,759	NIC, Inc.	64,467
1,082	Numerex Corp., Class A*	4,112
2,520	QuinStreet, Inc.*	18,522
752	Qumu Corp.*	2,264
2,745	RealNetworks, Inc.*	13,176
401	Reis, Inc.	7,218
981	Shutterstock, Inc.*^	32,657
585	Stamps.com, Inc.*	118,550
1,895	TechTarget*	22,626
3,390	Telaria, Inc.*	14,780
2,297	The Meet Group, Inc. (The)*^	8,361
1,344	Travelzoo, Inc.*	11,558
4,951	Twitter, Inc.*	83,523
2,732	VeriSign, Inc.*^	290,657

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
4,619	Web.com Group, Inc.*^	$115,475
1,311	XO Group, Inc.*	25,787
700	Yelp, Inc.*	30,310
1,125	Zillow Group, Inc., Class A*	45,169
2,504	Zillow Group, Inc., Class C*^	100,686

		15,228,294

IT Services (4.5%):
15,380	Accenture plc, Class C	2,077,377
3,417	Acxiom Corp.*^	84,195
1,962	Alliance Data Systems Corp.	434,681
5,176	Amdocs, Ltd.	332,920
10,094	Automatic Data Processing, Inc.	1,103,476
936	Black Knight Financial Services, Inc., Class A*^	40,295
3,213	Blackhawk Network Holdings, Inc.*^	140,729
7,869	Booz Allen Hamilton Holding Corp.	294,222
4,071	Broadridge Financial Solutions, Inc.	329,018
1,304	CACI International, Inc., Class A*	181,712
4,434	Cardtronics plc*	102,027
521	Cass Information Systems, Inc.^	33,052
11,008	Cognizant Technology Solutions Corp., Class A	798,520
6,347	Conduent, Inc.*	99,457
5,424	Convergys Corp.^	140,427
5,794	CoreLogic, Inc.*	267,799
2,608	CSG Systems International, Inc.	104,581
7,054	CSRA, Inc.	227,633
4,304	DST Systems, Inc.	236,204
8,526	DXC Technology Co.	732,213
1,894	Epam Systems, Inc.*	166,539
3,396	Euronet Worldwide, Inc.*	321,907
4,871	Everi Holdings, Inc.*	36,971
1,620	Exlservice Holdings, Inc.*	94,478
4,709	Fidelity National Information Services, Inc.	439,774
5,321	Fiserv, Inc.*	686,196
1,827	FleetCor Technologies, Inc.*	282,765
825	Forrester Research, Inc.	34,526
2,345	Gartner, Inc.*	291,741
6,266	Genpact, Ltd.	180,148
2,488	Global Payments, Inc.	236,435
1,357	Hackett Group, Inc. (The)	20,613
23,079	International Business Machines Corp.	3,348,301
2,242	Jack Henry & Associates, Inc.	230,455
3,495	Leidos Holdings, Inc.	206,974
649	Luxoft Holding, Inc.*	31,022
1,840	ManTech International Corp., Class A	81,236
23,687	MasterCard, Inc., Class A	3,344,604
3,978	Maximus, Inc.	256,581
3,966	ModusLink Global Solutions, Inc.*	7,456
2,787	MoneyGram International, Inc.*	44,899
8,199	Paychex, Inc.	491,612
11,658	PayPal Holdings, Inc.*	746,462
2,322	Perficient, Inc.*	45,674
840	PFSweb, Inc.*	7,014
4,398	Sabre Corp.^	79,604
2,591	Science Applications International Corp.	173,208
3,035	Servicesource International, Inc.*	10,501
1,241	StarTek, Inc.*	14,582
3,283	Sykes Enterprises, Inc.*	95,732
4,553	Syntel, Inc.	89,466
2,975	TeleTech Holdings, Inc.	124,206

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
7,782	Teradata Corp.*	$262,954
5,570	Total System Services, Inc.	364,835
5,685	Travelport Worldwide, Ltd.	89,255
3,021	Unisys Corp.*^	25,679
5,225	Vantive, Inc., Class A*^	368,206
1,226	Virtusa Corp.*	46,318
36,614	Visa, Inc., Class A^	3,853,257
16,883	Western Union Co.^	324,154
1,662	WEX, Inc.*^	186,510

		25,503,388

Leisure Products (0.3%):
3,582	American Outdoor Brands Corp.*^	54,626
5,288	Brunswick Corp.	295,969
3,789	Callaway Golf Co.	54,675
658	Escalade, Inc.	8,949
4,178	Hasbro, Inc.	408,065
503	Johnson Outdoors, Inc., Class A	36,860
531	Malibu Boats, Inc.*	16,801
662	Marine Products Corp.	10,625
9,123	Mattel, Inc.^	141,224
1,932	Nautilus Group, Inc.*^	32,651
3,172	Polaris Industries, Inc.^	331,886
1,015	Sturm, Ruger & Co., Inc.	52,476
2,859	Vista Outdoor, Inc.*^	65,585

		1,510,392

Life Sciences Tools & Services (0.9%):
5,516	Agilent Technologies, Inc.	354,127
483	Bio-Rad Laboratories, Inc., Class A*	107,332
1,454	Bio-Techne Corp.	175,774
7,817	Bruker Corp.	232,556
2,131	Cambrex Corp.*^	117,205
3,826	Charles River Laboratories International, Inc.*	413,285
1,700	Enzo Biochem, Inc.*	17,799
1,979	Harvard Bioscience, Inc.*	7,421
1,311	Illumina, Inc.*	261,151
2,622	INC Research Holdings, Inc., Class A*	137,131
2,457	Luminex Corp.	49,951
1,028	Mettler-Toledo International, Inc.*	643,692
1,400	Neogenomics, Inc.*^	15,582
4,123	PAREXEL International Corp.*	363,154
3,400	PerkinElmer, Inc.	234,498
2,855	Pra Health Sciences, Inc.*	217,465
1,097	Quintiles Transnational Holdings, Inc.*	104,292
5,880	Thermo Fisher Scientific, Inc.	1,112,497
7,549	VWR Corp.*	249,947
2,208	Waters Corp.*	396,380

		5,211,239

Machinery (2.8%):
2,898	Actuant Corp., Class A^	74,189
4,367	AGCO Corp.	322,154
652	Alamo Group, Inc.	70,005
2,170	Albany International Corp., Class A	124,558
7,509	Allison Transmission Holdings, Inc.^	281,813
1,577	Altra Industrial Motion Corp.	75,854
1,107	American Railcar Industries	42,730
1,445	ARC Group Worldwide, Inc.*^	3,396
1,605	Astec Industries, Inc.	89,896
3,002	Barnes Group, Inc.	211,461
911	Blue Bird Corp.*	18,767
800	Briggs & Stratton Corp.	18,800
10,638	Caterpillar, Inc.	1,326,664
2,289	Chart Industries, Inc.*^	89,797

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,284	CIRCOR International, Inc.^	$69,888
4,930	Colfax Corp.*	205,285
1,526	Columbus McKinnon Corp.	57,790
2,706	Commercial Vehicle Group, Inc.*	19,889
1,945	Crane Co.	155,581
2,696	Cummins, Inc.	453,009
6,563	Deere & Co.	824,246
4,480	Donaldson Co., Inc.^	205,811
1,924	Douglas Dynamics, Inc.	75,806
5,463	Dover Corp.	499,263
1,120	EnPro Industries, Inc.	90,194
1,435	ESCO Technologies, Inc.	86,028
4,690	Federal Signal Corp.	99,803
3,108	Flowserve Corp.^	132,370
4,043	Fortive Corp.	286,204
2,760	Franklin Electric Co., Inc.	123,786
694	FreightCar America, Inc.	13,575
889	Gencor Industries, Inc.*	15,691
1,203	Global Brass & Copper Holdings, Inc.	40,661
1,617	Gorman-Rupp Co. (The)	52,666
3,000	Graco, Inc.	371,070
1,612	Greenbrier Cos, Inc.^	77,618
995	Hardinge, Inc.	15,194
4,803	Harsco Corp.*	100,383
4,461	Hillenbrand, Inc.	173,310
490	Hurco Cos, Inc.	20,384
896	Hyster-Yale Materials Handling, Inc., Class A	68,490
1,996	IDEX Corp.	242,454
7,689	Illinois Tool Works, Inc.	1,137,663
4,692	Ingersoll-Rand plc	418,385
4,926	ITT, Inc.	218,074
1,662	John Bean Technologies Corp.	168,028
598	Kadant, Inc.	58,933
4,427	Kennametal, Inc.	178,585
143	Key Technology, Inc.*	2,701
787	L.B. Foster Co., Class A*^	17,904
2,338	Lincoln Electric Holdings, Inc.	214,348
539	Lindsay Corp.	49,534
774	Lydall, Inc.*	44,350
1,213	Manitex International, Inc.*	10,893
10,121	Manitowoc Co., Inc. (The)*	91,089
5,860	Meritor, Inc.*^	152,419
1,601	Middleby Corp. (The)*	205,200
2,134	Milacron Holdings Corp.*	35,979
3,785	Mueller Industries, Inc.	132,286
11,232	Mueller Water Products, Inc., Class A	143,770
4,067	Navistar International Corp.*	179,233
1,258	NN, Inc.	36,482
1,925	Nordson Corp.	228,113
158	Omega Flex, Inc.	11,351
4,104	OshKosh Corp.	338,744
6,612	PACCAR, Inc.	478,312
2,522	Parker Hannifin Corp.	441,400
5,836	Pentair plc	396,615
976	Proto Labs, Inc.*^	78,373
1,060	RBC Bearings, Inc.*	132,659
9,209	Rexnord Corp.*	234,001
2,202	Snap-On, Inc.	328,120
2,342	SPX Corp.*	68,714
2,342	SPX FLOW, Inc.*	90,308
775	Standex International Corp.	82,305
2,396	Stanley Black & Decker, Inc.	361,724

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,370	Sun Hydraulics Corp.^	$73,980
721	Tennant Co.	47,730
4,808	Terex Corp.^	216,456
3,355	Timken Co.	162,885
3,046	Titan International, Inc.	30,917
4,051	Toro Co.	251,405
2,913	TriMas Corp.*	78,651
8,230	Trinity Industries, Inc.^	262,537
5,806	Wabash National Corp.^	132,493
1,688	WABCO Holdings, Inc.*	249,824
2,238	Wabtec Corp.^	169,529
1,415	Watts Water Technologies, Inc., Class A	97,918
8,494	Welbilt, Inc.*^	195,787
2,272	Woodward, Inc.	176,330
935	Xerium Technologies, Inc.*	4,469
4,252	Xylem, Inc.	266,303

		16,510,342

Marine (0.0%):
1,680	Eagle Bulk Shipping, Inc.*	7,610
2,348	Kirby Corp.*^	154,851
3,233	Matson, Inc.	91,106

		253,567

Media (3.0%):
1,468	A.H. Belo Corp., Class A	6,753
3,433	AMC Entertainment Holdings, Inc., Class A^	50,465
2,029	AMC Networks, Inc., Class A*^	118,636
270	Cable One, Inc.	194,972
182	CBS Corp., Class A	10,631
9,164	CBS Corp., Class B	531,512
2,930	Charter Communications, Inc., Class A*	1,064,821
7,978	Cinemark Holdings, Inc.^	288,883
1,661	Clear Channel Outdoor Holdings, Inc., Class A	7,724
105,613	Comcast Corp., Class A	4,063,989
7,549	Discovery Communications, Inc., Class A*^	160,718
9,189	Discovery Communications, Inc., Class C*	186,169
5,253	DISH Network Corp., Class A*	284,870
4,131	E.W. Scripps Co. (The), Class A*^	78,943
2,473	Entercom Communications Corp.^	28,316
4,792	Entravision Communications Corp., Class A	27,314
1,834	Eros International plc*^	26,226
6,638	Gannett Co., Inc.^	59,742
4,886	Gray Television, Inc.*^	76,710
4,727	Harte-Hanks, Inc.*	5,058
13,729	Interpublic Group of Cos., Inc. (The)	285,426
3,028	John Wiley & Sons, Inc., Class A	161,998
192	John Wiley & Sons, Inc., Class B	10,130
247	Liberty Braves Group, Class A*	6,266
527	Liberty Braves Group, Class C*	13,317
563	Liberty Broadband Corp., Class A*	53,023
2,655	Liberty Broadband Corp., Class C*	253,022
619	Liberty Media Group, Class A*	22,587
1,318	Liberty Media Group, Class C*^	50,203
2,477	Liberty SiriusXM Group, Class A*	103,786
5,273	Liberty SiriusXM Group, Class C*	220,781
3,868	Lions Gate Entertainment Corp., Class A*^	129,384
3,786	Lions Gate Entertainment Corp., Class B*	120,357

Shares		Fair Value
Common Stocks, continued
Media, continued
7,488	Live Nation, Inc.*^	$326,102
776	Madison Square Garden Co. (The), Class A*	166,142
2,449	Meredith Corp.^	135,920
3,759	MSG Networks, Inc., Class A*^	79,691
3,726	National CineMedia, Inc.	26,007
2,511	New Media Investment Group, Inc.^	37,138
5,102	New York Times Co. (The), Class A^	99,999
7,481	News Corp., Class A	99,198
2,563	News Corp., Class B	34,985
2,981	Nexstar Broadcasting Group, Inc., Class A^	185,716
6,406	Omnicom Group, Inc.^	474,492
1,419	Reading International, Inc., Class A*	22,307
8,109	Regal Entertainment Group, Class A^	129,744
1,853	Scholastic Corp.^	68,932
4,121	Scripps Networks Interactive, Class C	353,953
5,191	Sinclair Broadcast Group, Inc., Class A^	166,372
32,185	Sirius XM Holdings, Inc.^	177,661
11,352	Tegna, Inc.^	151,322
15,669	Time Warner, Inc.	1,605,289
6,387	Time, Inc.	86,225
933	Tronc, Inc.*	13,556
23,830	Twenty-First Century Fox, Inc.	628,635
8,290	Twenty-First Century Fox, Inc., Class B	213,799
442	Viacom, Inc., Class A^	16,221
12,859	Viacom, Inc., Class B^	357,995
29,471	Walt Disney Co. (The)	2,904,956
1,692	World Wrestling Entertainment, Inc., Class A^	39,847

		17,304,936

Metals & Mining (0.7%):
16,272	AK Steel Holding Corp.*^	90,960
4,477	Alcoa Corp.*	208,718
6,283	Allegheny Technologies, Inc.*^	150,164
799	Ampco-Pittsburgh Corp.	13,903
2,796	Carpenter Technology Corp.^	134,292
4,968	Century Aluminum Co.*	82,369
10,120	Cleveland-Cliffs, Inc.*	72,358
7,302	Coeur d’Alene Mines Corp.*	67,105
7,414	Commercial Metals Co.	141,088
1,902	Compass Minerals International, Inc.^	123,440
9,823	Ferroglobe plc(a)	129,271
33,112	Freeport-McMoRan Copper & Gold, Inc.*	464,893
2,945	Gold Resource Corp.	11,044
468	Handy & Harman, Ltd.*	15,233
943	Haynes International, Inc.	33,863
23,972	Hecla Mining Co.	120,339
151	Kaiser Aluminum Corp.^	15,574
1,359	Materion Corp.	58,641
12,309	McEwen Mining, Inc.	24,003
7,907	Newmont Mining Corp.	296,592
5,554	Nucor Corp.	311,246
700	Olympic Steel, Inc.	15,400
3,407	Reliance Steel & Aluminum Co.	259,511
2,119	Royal Gold, Inc.	182,319
1,500	Ryerson Holding Corp.*	16,275

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
1,365	Schnitzer Steel Industries, Inc., Class A	$38,425
1,772	Southern Copper Corp.^	70,455
11,919	Steel Dynamics, Inc.	410,848
3,673	SunCoke Energy, Inc.*^	33,571
701	Synalloy Corp.*	8,763
2,052	TimkenSteel Corp.*^	33,858
7,131	United States Steel Corp.^	182,981
548	Universal Stainless & Alloy Products, Inc.*	11,426
2,898	Worthington Industries, Inc.	133,308

		3,962,236

Multiline Retail (0.6%):
4,485	Big Lots, Inc.^	240,261
1,948	Dillard’s, Inc., Class A^	109,224
6,122	Dollar General Corp.	496,188
4,239	Dollar Tree, Inc.*	368,030
18,758	J.C. Penney Co., Inc.*^	71,468
13,180	Kohl’s Corp.^	601,667
13,447	Macy’s, Inc.^	293,414
5,768	Nordstrom, Inc.	271,961
2,966	Ollie’s Bargain Outlet Holdings, Inc.*^	137,622
14,447	Target Corp.	852,518

		3,442,353

Multi-Utilities (0.8%):
5,932	Ameren Corp.	343,107
2,841	Avista Corp.	147,079
1,784	Black Hills Corp.^	122,864
9,831	CenterPoint Energy, Inc.	287,164
7,207	CMS Energy Corp.	333,828
4,293	Consolidated Edison, Inc.	346,359
10,556	Dominion Energy, Inc.	812,074
3,156	DTE Energy Co.	338,828
7,317	MDU Resources Group, Inc.	189,876
8,233	NiSource, Inc.	210,682
2,365	NorthWestern Corp.	134,663
7,420	Public Service Enterprise Group, Inc.	343,175
3,103	SCANA Corp.	150,464
3,105	Sempra Energy	354,374
844	Unitil Corp.	41,744
5,394	Vectren Corp.	354,763
4,178	WEC Energy Group, Inc.	262,295

		4,773,339

Oil, Gas & Consumable Fuels (2.9%):
332	Adams Resources & Energy, Inc.	13,778
3,389	Anadarko Petroleum Corp.	165,553
9,796	Andeavor	1,010,456
8,707	Antero Resources Corp.*^	173,269
1,647	Apache Corp.^	75,433
591	Arch Coal, Inc.^	42,398
4,084	Cabot Oil & Gas Corp.	109,247
10,066	Callon Petroleum Co.*	113,142
1,043	Centennial Resources Development*	18,743
500	Cheniere Energy Partners, LP Holdings LLC^	12,540
6,161	Cheniere Energy, Inc.*	277,491
23,436	Chevron Corp.	2,753,729
671	Cimarex Energy Co.	76,273
7,534	Clean Energy Fuel Corp.*	18,684
3,508	Cloud Peak Energy, Inc.*	12,839
885	Concho Resources, Inc.*	116,572
11,328	ConocoPhillips Co.	566,966
9,959	CONSOL Energy, Inc.*^	168,705
1,423	Contango Oil & Gas Co.*	7,158

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,170	Continental Resources, Inc.*^	$45,174
3,623	CVR Energy, Inc.^	93,836
5,134	Delek US Holdings, Inc.	137,232
23,516	Denbury Resources, Inc.*^	31,511
2,702	Devon Energy Corp.	99,190
8,860	DHT Holdings, Inc.	35,263
706	Diamondback Energy, Inc.*	69,160
15,555	Eclipse Resources Corp.*	38,888
4,970	Energen Corp.*	271,760
5,391	Enlink Midstream LLC^	92,995
3,895	EOG Resources, Inc.	376,802
8,400	EP Energy Corp., Class A*^	27,384
3,072	EQT Corp.^	200,417
33,019	Exxon Mobil Corp.	2,706,897
4,505	Gaslog, Ltd.^	78,612
2,514	Green Plains Renewable Energy, Inc.	50,657
8,600	Gulfport Energy Corp.*^	123,324
3,226	Halcon Resources Corp.*	21,937
2,222	Hallador Energy Co.	12,710
4,124	Hess Corp.	193,374
8,952	HollyFrontier Corp.^	322,003
3,525	Jones Energy, Inc., Class A*^	6,768
26,381	Kinder Morgan, Inc.	505,988
16,008	Kosmos Energy LLC*^	127,424
10,120	Laredo Petroleum Holdings, Inc.*^	130,852
14,759	Marathon Oil Corp.^	200,132
13,482	Marathon Petroleum Corp.	756,071
4,375	Matador Resources Co.*^	118,781
6,993	Murphy Oil Corp.^	185,734
1,301	Newfield Exploration Co.*	38,601
7,953	Noble Energy, Inc.	225,547
11,184	Oasis Petroleum, Inc.*^	101,998
6,720	Occidental Petroleum Corp.	431,491
4,393	ONEOK, Inc.	243,416
2,263	Pacific Ethanol, Inc.*	12,560
1,401	Panhandle Oil & Gas, Inc., Class A	33,344
751	Par Pacific Holdings, Inc.*	15,621
2,701	Parsley Energy, Inc., Class A*	71,144
6,440	PBF Energy, Inc., Class A^	177,808
2,256	PDC Energy, Inc.*	110,612
901	Peabody Energy Corp.*	26,138
2,898	Phillips 66	265,486
1,015	Pioneer Natural Resources Co.	149,753
6	PrimeEnergy Corp.*(a)	272
9,171	QEP Resources, Inc.*	78,595
4,715	Range Resources Corp.^	92,273
3,344	Renewable Energy Group, Inc.*^	40,630
374	REX American Resources Corp.*	35,092
8,064	Rice Energy, Inc.*	233,372
1,820	Ring Energy, Inc.*^	26,372
2,700	RSP Permian, Inc.*	93,393
11,997	Scorpio Tankers, Inc.^	41,150
4,767	SemGroup Corp., Class A^	137,051
5,342	Ship Finance International^	77,459
4,897	SM Energy Co.	86,873
8,098	SRC Energy, Inc.*	78,308
3,765	Targa Resources Corp.	178,085
6,407	Teekay Shipping Corp.^	57,215
3,637	Ultra Petroleum Corp.*	31,533
8,403	Valero Energy Corp.	646,443
13,460	Whiting Petroleum Corp.*	73,492
3,976	Williams Cos., Inc. (The)	119,320
2,914	World Fuel Services Corp.	98,814

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
13,673	WPX Energy, Inc.*	$157,240

		17,080,353

Paper & Forest Products (0.2%):
2,511	Boise Cascade Co.*	87,634
1,659	Clearwater Paper Corp.*	81,706
375	Deltic Timber Corp.^	33,161
4,068	Domtar Corp.	176,511
9,067	KapStone Paper & Packaging Corp.	194,850
6,141	Louisiana-Pacific Corp.*	166,298
5,575	Mercer International, Inc.	66,064
1,274	Neenah Paper, Inc.	108,991
700	P.H. Glatfelter Co.	13,615
7,266	Resolute Forest Products*	36,693
2,301	Schweitzer-Mauduit International, Inc.	95,399

		1,060,922

Personal Products (0.4%):
22,998	Avon Products, Inc.*	53,585
12,160	Coty, Inc., Class A^	201,005
2,990	Edgewell Personal Care Co.*^	217,582
5,076	Estee Lauder Co., Inc. (The), Class A	547,396
2,955	Herbalife, Ltd.*	200,437
1,755	Inter Parfums, Inc.	72,394
923	Medifast, Inc.	54,799
1,236	Natures Sunshine Products, Inc.^	12,545
4,482	Nu Skin Enterprises, Inc., Class A^	275,553
2,385	Revlon, Inc.*^	58,552
340	United-Guardian, Inc.	6,392
1,364	Usana Health Sciences, Inc.*	78,703

		1,778,943

Pharmaceuticals (3.1%):
7,282	Akorn, Inc.*	241,690
4,020	Allergan plc	823,899
2,003	Amphastar Pharmaceuticals, Inc.*	35,794
400	ANI Pharmaceuticals, Inc.*	20,996
1,490	Aralez Pharmacuticals, Inc.*	3,412
12,668	Bristol-Myers Squibb Co.	807,458
6,427	Catalent, Inc.*	256,566
4,376	Corcept Therapeutics, Inc.*^	84,457
1,468	Cumberland Pharmaceuticals, Inc.*	10,364
16,913	Eli Lilly & Co.	1,446,738
8,827	Endo International plc*	75,603
392	Heska Corp.*	34,531
5,527	Horizon Pharma plc*^	70,082
2,984	Impax Laboratories, Inc.*	60,575
849	Innoviva, Inc.*^	11,988
1,011	Jazz Pharmaceuticals plc*	147,859
45,232	Johnson & Johnson Co.	5,880,612
2,281	Lannett Co., Inc.*^	42,084
42	Lipocine, Inc.*	167
3,682	Mallinckrodt plc*^	137,596
44,315	Merck & Co., Inc.	2,837,489
3,026	Mylan NV*	94,926
728	Perrigo Co. plc^	61,625
105,721	Pfizer, Inc.	3,774,240
793	Phibro Animal Health Corp., Class A	29,381
3,358	Prestige Brands Holdings, Inc.*^	168,202
870	Sciclone Pharmaceuticals, Inc.*	9,744
2,641	Sucampo Pharmaceuticals, Inc., Class A*^	31,164
1,789	Supernus Pharmaceuticals, Inc.*^	71,560
923	Taro Pharmaceutical Industries, Ltd.*	104,013
12,563	Zoetis, Inc.	801,017

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
817	Zogenix, Inc.*^	$28,636

		18,204,468

Professional Services (0.6%):
1,546	Advisory Board Co. (The)*	82,904
494	Barrett Business Services, Inc.	27,926
3,745	CBIZ, Inc.*	60,856
456	CRA International, Inc.	18,719
2,185	Dun & Bradstreet Corp.	254,356
3,281	Equifax, Inc.	347,753
1,564	Exponent, Inc.	115,580
949	Franklin Covey Co.*	19,265
2,551	FTI Consulting, Inc.*^	90,509
1,304	GP Strategies Corp.*	40,228
1,205	Heidrick & Struggles International, Inc.	25,486
3,834	Hill International, Inc.*	18,212
1,763	Huron Consulting Group, Inc.*	60,471
1,472	ICF International, Inc.*	79,414
974	Insperity, Inc.	85,712
2,223	Kelly Services, Inc., Class A	55,775
2,263	Kforce, Inc.	45,713
2,258	Korn/Ferry International	89,033
3,986	Manpower, Inc.	469,630
1,887	Mistras Group, Inc.*	38,684
3,651	Navigant Consulting, Inc.*	61,775
7,090	Nielsen Holdings plc	293,881
3,930	On Assignment, Inc.*	210,962
2,125	Resources Connection, Inc.	29,538
6,451	Robert Half International, Inc.	324,743
4,146	RPX Corp.*	55,059
2,853	TransUnion*	134,833
2,994	TriNet Group, Inc.*	100,658
2,213	Trueblue, Inc.*	49,682
5,710	Verisk Analytics, Inc.*	475,014
840	Volt Information Sciences, Inc.*	2,646
633	Willdan Group, Inc.*	20,547

		3,785,564

Real Estate Management & Development (0.3%):
2,850	Alexander & Baldwin, Inc.	132,041
400	Altisource Portfolio Solutions*	10,348
11,461	CBRE Group, Inc., Class A*	434,143
339	Consolidated-Tomoka Land Co.	20,364
2,547	Forestar Group, Inc.*(b)	43,808
232	FRP Holdings, Inc.*	10,498
318	Griffin Industrial Realty, Inc.	11,559
2,632	HFF, Inc., Class A	104,122
1,856	Howard Hughes Corp. (The)*	218,878
2,231	Jones Lang LaSalle, Inc.	275,529
5,386	Kennedy-Wilson Holdings, Inc.^	99,910
2,112	Marcus & Millichap, Inc.*	57,003
988	RE/MAX Holdings, Inc., Class A	62,787
7,526	Realogy Holdings Corp.	247,982
1,206	Tejon Ranch Co.*	25,447
1,038	The RMR Group, Inc., Class A	53,301
3,157	The St. Joe Co.*^	59,509

		1,867,229

Road & Rail (1.4%):
882	AMERCO, Inc.^	330,662
1,475	ArcBest Corp.	49,339
3,967	Avis Budget Group, Inc.*^	150,984
2,663	Celadon Group, Inc.^	17,975
1,699	Covenant Transportation Group, Inc., Class A*^	49,237
19,297	CSX Corp.	1,047,055
2,850	Genesee & Wyoming, Inc., Class A*	210,929

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
6,079	Heartland Express, Inc.	$152,461
660	Hertz Global Holdings, Inc.*^	14,758
3,855	J.B. Hunt Transport Services, Inc.	428,213
4,667	Kansas City Southern	507,210
11,293	Knight-Swift Transportation Holdings, Inc.^	469,224
2,480	Landstar System, Inc.	247,132
6,406	Norfolk Southern Corp.	847,129
3,745	Old Dominion Freight Line, Inc.	412,362
2,916	Roadrunner Transportation System, Inc.*	27,789
5,496	Ryder System, Inc.	464,687
1,912	Saia, Inc.*	119,787
17,851	Union Pacific Corp.	2,070,181
2,010	Universal Truckload Services, Inc.	41,105
1,023	USA Truck, Inc.*	14,373
6,273	Werner Enterprises, Inc.^	229,278
1,829	YRC Worldwide, Inc.*^	25,240

		7,927,110

Semiconductors & Semiconductor Equipment (3.8%):
2,441	Advanced Energy Industries, Inc.*	197,135
7,478	Advanced Micro Devices, Inc.*^	95,345
2,031	Alpha & Omega Semiconductor, Ltd.*	33,491
22,065	Amkor Technology, Inc.*	232,786
2,986	Analog Devices, Inc.	257,304
16,074	Applied Materials, Inc.	837,295
1,615	Axcelis Technologies, Inc.*	44,170
1,701	AXT, Inc.*	15,564
1,948	Broadcom, Ltd.	472,468
3,846	Brooks Automation, Inc.	116,765
1,455	Cabot Microelectronics Corp.	116,298
1,398	Cavium, Inc.*	92,184
437	CEVA, Inc.*	18,704
3,276	Cirrus Logic, Inc.*	174,676
1,955	Cohu, Inc.	46,607
4,708	Cree, Inc.*^	132,719
15,763	Cypress Semiconductor Corp.^	236,760
3,151	Diodes, Inc.*	94,309
7,419	Entegris, Inc.*	214,038
4,300	First Solar, Inc.*	197,284
3,971	FormFactor, Inc.*	66,911
1,314	GSI Technology, Inc.*	9,553
5,415	Integrated Device Technology, Inc.*^	143,931
118,750	Intel Corp.	4,522,001
2,413	IXYS Corp.*	57,188
5,840	KLA-Tencor Corp.	619,040
4,231	Kulicke & Soffa Industries, Inc.*	91,263
3,269	Lam Research Corp.	604,896
6,641	Lattice Semiconductor Corp.*	34,600
740	MA-COM Technology Solutions Holdings, Inc.*^	33,011
8,186	Marvell Technology Group, Ltd.	146,530
5,668	Maxim Integrated Products, Inc.	270,420
3,257	Microchip Technology, Inc.^	292,413
35,937	Micron Technology, Inc.*	1,413,402
4,902	Microsemi Corp.*	252,355
2,866	MKS Instruments, Inc.	270,694
793	Monolithic Power Systems, Inc.	84,494
1,348	Nanometrics, Inc.*	38,822
1,500	Neophotonics Corp.*^	8,340
150	NVE Corp.	11,846
21,938	NVIDIA Corp.	3,921,856
14,154	ON Semiconductor Corp.*	261,424

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,438	PDF Solutions, Inc.*^	$22,275
5,010	Photronics, Inc.*	44,339
999	Power Integrations, Inc.	73,127
2,420	Qorvo, Inc.*	171,046
23,194	QUALCOMM, Inc.	1,202,377
2,529	Rambus, Inc.*	33,762
2,922	Semtech Corp.*	109,721
1,920	Sigma Designs, Inc.*	12,096
867	Silicon Laboratories, Inc.*	69,273
5,957	Skyworks Solutions, Inc.^	607,018
5,527	Sunpower Corp.*^	40,292
2,467	Synaptics, Inc.*^	96,657
5,901	Teradyne, Inc.	220,048
22,921	Texas Instruments, Inc.	2,054,638
1,678	Ultra Clean Holdings, Inc.*^	51,380
3,598	Veeco Instruments, Inc.*^	76,997
4,855	Versum Materials, Inc.	188,471
3,038	Xcerra Corp.*	29,924
6,423	Xilinx, Inc.	454,941
3,173	Xperi Corp.^	80,277

		22,419,551

Software (4.0%):
6,052	ACI Worldwide, Inc.*	137,865
6,622	Activision Blizzard, Inc.	427,185
5,352	Adobe Systems, Inc.*	798,411
1,009	American Software, Inc., Class A	11,462
1,999	ANSYS, Inc.*	245,337
4,353	Aspen Technology, Inc.*	273,412
1,104	Autodesk, Inc.*	123,935
2,272	Aware, Inc.*	10,565
2,812	Barracuda Networks, Inc.*	68,135
2,184	Blackbaud, Inc.^	191,755
25,743	CA, Inc.	859,301
8,502	Cadence Design Systems, Inc.*	335,574
3,755	CDK Global, Inc.	236,903
4,211	Citrix Systems, Inc.*	323,489
5,712	Dell Technologies, Inc., Class V*	441,024
1,468	Ebix, Inc.^	95,787
5,572	Electronic Arts, Inc.*	657,830
699	Ellie Mae, Inc.*^	57,409
1,083	Evolving Systems, Inc.*	5,253
1,493	Fair Isaac Corp.	209,767
1,784	FireEye, Inc.*	29,918
1,444	Fortinet, Inc.*	51,753
977	Globant SA*^	39,148
1,865	Guidewire Software, Inc.*^	145,209
6,066	Intuit, Inc.	862,221
3,996	Manhattan Associates, Inc.*^	166,114
2,529	Micro Focus International plc, ADR*	80,675
150,128	Microsoft Corp.	11,183,035
430	MicroStrategy, Inc., Class A*	54,915
1,803	Monotype Imaging Holdings, Inc.	34,708
11,007	Nuance Communications, Inc.*	173,030
42,315	Oracle Corp.	2,045,930
2,127	Paycom Software, Inc.*^	159,440
3,000	Pegasystems, Inc.	172,950
2,433	Progress Software Corp.	92,868
393	PTC, Inc.*	22,118
581	QAD, Inc.	19,957
1,224	Qualys, Inc.*^	63,403
1,867	RealPage, Inc.*	74,493
4,474	Red Hat, Inc.*	495,988
294	Rosetta Stone, Inc.*	3,002
737	Rubicon Project, Inc.*	2,867
3,148	Salesforce.com, Inc.*	294,086

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
2,393	SeaChange International, Inc.*	$6,557
1,348	ServiceNow, Inc.*	158,430
2,372	Silver Spring Networks, Inc.*^	38,355
967	Splunk, Inc.*^	64,238
6,506	SS&C Technologies Holdings, Inc.	261,216
2,577	Symantec Corp.	84,551
2,279	Synchronoss Technologies, Inc.*	21,263
1,545	Synopsys, Inc.*	124,419
766	Tableau Software, Inc., Class A*^	57,366
3,732	Take-Two Interactive Software, Inc.*	381,522
2,229	Telenav, Inc.*	14,154
7,428	TiVo Corp.	147,446
547	Tyler Technologies, Inc.*^	95,353
1,722	VASCO Data Security International, Inc.*	20,750
2,730	Verint Systems, Inc.*	114,251
742	VMware, Inc., Class A*^	81,019
803	Workday, Inc., Class A*^	84,628
664	Zedge, Inc., Class B*	1,275
37,216	Zynga, Inc.*	140,676

		23,675,696

Specialty Retail (3.2%):
5,776	Aaron’s, Inc.	252,007
1,433	Abercrombie & Fitch Co., Class A	20,693
2,444	Advance Auto Parts, Inc.	242,445
13,744	American Eagle Outfitters, Inc.^	196,539
492	America’s Car Mart, Inc.*	20,234
2,209	Asbury Automotive Group, Inc.*	134,970
9,258	Ascena Retail Group, Inc.*	22,682
6,942	AutoNation, Inc.*^	329,467
600	AutoZone, Inc.*^	357,066
3,164	Barnes & Noble Education, Inc.*	20,598
5,007	Barnes & Noble, Inc.	38,053
9,785	Bed Bath & Beyond, Inc.^	229,654
18,685	Best Buy Co., Inc.^	1,064,298
1,657	Big 5 Sporting Goods Corp.^	12,676
1,519	Boot Barn Holdings, Inc.*	13,519
583	Build-A-Bear Workshop, Inc.*	5,334
1,808	Burlington Stores, Inc.*	172,592
3,318	Caleres, Inc.	101,265
6,888	CarMax, Inc.*^	522,179
1,987	Cato Corp., Class A^	26,288
7,822	Chico’s FAS, Inc.^	70,007
1,389	Children’s Place Retail Stores, Inc. (The)^	164,110
1,991	Christopher & Banks Corp.*	2,708
881	Citi Trends, Inc.	17,505
1,097	Destination Maternity Corp.*	1,832
2,864	Destination XL Group, Inc.*^	5,442
4,900	Dick’s Sporting Goods, Inc.^	132,349
5,289	DSW, Inc., Class A^	113,608
6,313	Express, Inc.*	42,676
2,165	Finish Line, Inc. (The), Class A^	26,045
2,499	Five Below, Inc.*^	137,145
6,511	Foot Locker, Inc.	229,317
2,397	Francesca’s Holdings Corp.*	17,642
9,167	GameStop Corp., Class A^	189,390
16,270	Gap, Inc. (The)^	480,453
1,571	Genesco, Inc.*	41,789
1,600	Group 1 Automotive, Inc.	115,936
4,368	Guess?, Inc.	74,387
1,166	Haverty Furniture Cos., Inc.	30,491
1,874	Hibbett Sports, Inc.*^	26,705
28,789	Home Depot, Inc. (The)	4,708,730
1,036	Kirkland’s, Inc.*	11,841

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
4,361	L Brands, Inc.^	$181,461
1,938	Lithia Motors, Inc., Class A^	233,161
21,079	Lowe’s Cos., Inc.	1,685,055
1,141	Lumber Liquidators Holdings, Inc.*	44,476
1,427	MarineMax, Inc.*^	23,617
7,372	Michaels Cos., Inc. (The)*^	158,277
1,920	Monro Muffler Brake, Inc.^	107,616
2,552	Murphy U.S.A., Inc.*^	176,088
4,842	New York & Co.*	10,071
25,092	Office Depot, Inc.	113,918
2,277	O’Reilly Automotive, Inc.*	490,397
5,666	Party City Holdco, Inc.*	76,774
7,245	Penske Automotive Group, Inc.	344,645
170	Pier 1 Imports, Inc.	712
900	Rent-A-Center, Inc.	10,332
2,425	RH*	170,526
9,723	Ross Stores, Inc.	627,814
7,908	Sally Beauty Holdings, Inc.*^	154,839
2,956	Select Comfort Corp.*^	91,784
600	Shoe Carnival, Inc.	13,428
3,863	Signet Jewelers, Ltd.	257,083
3,293	Sonic Automotive, Inc., Class A^	67,177
1,606	Sportsman’s Warehouse Holdings, Inc.*	7,243
3,378	Stein Mart, Inc.^	4,391
289	Tandy Leather Factory, Inc.*	2,283
2,860	The Tile Shop Holdings, Inc.	36,322
4,460	Tiffany & Co.	409,339
854	Tilly’s, Inc.	10,239
15,813	TJX Cos., Inc. (The)	1,165,892
4,639	Tractor Supply Co.^	293,602
737	Trans World Entertainment Corp.*	1,474
2,124	Ulta Salon, Cosmetics & Fragrance, Inc.*	480,151
8,221	Urban Outfitters, Inc.*^	196,482
1,993	Vitamin Shoppe, Inc.*	10,663
5,095	Williams-Sonoma, Inc.^	254,037
285	Winmark Corp.	37,549
2,204	Zumiez, Inc.*^	39,892

		18,411,477

Technology Hardware, Storage & Peripherals (4.0%):
130,714	Apple, Inc.	20,145,643
728	Astro-Med, Inc.	9,428
2,354	Avid Technology, Inc.*^	10,687
2,472	Cray, Inc.*^	48,080
2,278	Diebold, Inc.^	52,052
1,956	Eastman Kodak Co.*^	14,377
2,044	Electronics for Imaging, Inc.*^	87,238
29,777	Hewlett Packard Enterprise Co.	438,020
30,646	HP, Inc.	611,694
7,166	NCR Corp.*	268,868
9,540	NetApp, Inc.	417,470
11,106	Seagate Technology plc^	368,386
2,522	Stratasys, Ltd.*	58,309
2,313	Super Micro Computer, Inc.*^	51,117
6,156	Western Digital Corp.	531,878
9,194	Xerox Corp.	306,068

		23,419,315

Textiles, Apparel & Luxury Goods (0.9%):
2,618	Carter’s, Inc.^	258,528
484	Cherokee, Inc.*	1,331
9,539	Coach, Inc.	384,231
3,392	Columbia Sportswear Co.	208,879
4,393	Crocs, Inc.*	42,612

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
810	Culp, Inc.^	$26,528
2,320	Deckers Outdoor Corp.*	158,711
3,440	Fossil Group, Inc.*^	32,095
2,480	G-III Apparel Group, Ltd.*^	71,970
13,867	Hanesbrands, Inc.^	341,683
3,172	Iconix Brand Group, Inc.*^	18,049
3,598	Lululemon Athletica, Inc.*	223,975
7,166	Michael Kors Holdings, Ltd.*	342,893
29,031	Nike, Inc., Class C	1,505,256
1,259	Oxford Industries, Inc.^	79,997
600	Perry Ellis International, Inc.*^	14,196
2,605	PVH Corp.	328,386
1,477	Ralph Lauren Corp.	130,404
570	Rocky Brands, Inc.	7,638
3,577	Sequential Brands Group, Inc.*	10,695
7,159	Skechers U.S.A., Inc., Class A*	179,619
3,826	Steven Madden, Ltd.*	165,666
700	Superior Uniform Group, Inc.^	16,030
3,720	Under Armour, Inc., Class A*^	61,306
3,746	Under Armour, Inc., Class C*^	56,265
1,027	Unifi, Inc.*	36,592
802	Vera Bradley, Inc.*	7,066
5,997	VF Corp.	381,229
4,921	Wolverine World Wide, Inc.^	141,971

		5,233,801

Thrifts & Mortgage Finance (0.5%):
493	ASB Bancorp, Inc.*	22,234
5,514	Astoria Financial Corp.	118,551
3,548	Bank Mutual Corp.	36,012
1,591	BankFinancial Corp.	25,281
4,285	Beneficial Bancorp, Inc.	71,131
4,484	BofI Holding, Inc.*	127,659
311	BSB Bancorp, Inc.*	9,314
9,121	Capitol Federal Financial, Inc.^	134,079
1,278	Charter Financial Corp.	23,681
2,063	Clifton Bancorp, Inc.^	34,493
2,791	Dime Community Bancshares	60,007
855	ESSA Bancorp, Inc.	13,424
4,321	Essent Group, Ltd.*	175,001
403	Federal Agricultural Mortgage Corp.	29,314
408	First Capital, Inc.	14,325
772	First Defiance Financial Corp.	40,522
4,276	Flagstar Bancorp, Inc.*^	151,712
8	Greene County Bancorp, Inc.	240
155	Hingham Institution for Savings	29,492
1,670	HomeStreet, Inc.*	45,090
787	HopFed Bancorp, Inc.	11,341
613	IF Bancorp, Inc.	11,831
966	Impac Mortgage Holdings, Inc.*	12,616
5,119	Kearny Financial Corp.^	78,577
1,249	Kentucky First Federal Bancorp	12,240
750	Lake Shore Bancorp, Inc.	12,150
194	LendingTree, Inc.*^	47,423
759	Malvern Bancorp, Inc.*	20,303
3,570	Meridian Bancorp, Inc.	66,581
484	Meta Financial Group, Inc.	37,946
19,071	MGIC Investment Corp.*	238,960
5,566	Nationstar Mortgage Holdings, Inc.*	103,361
10,538	New York Community Bancorp, Inc.^	135,835
3,378	NMI Holdings, Inc., Class A*	41,887
1,311	Northeast Community Bancorp, Inc.	12,127
2,984	Northfield Bancorp, Inc.	51,772
5,417	Northwest Bancshares, Inc.^	93,552
2,643	Oceanfirst Financial Corp.	72,656
503	Oconee Federal Financial Corp.^	14,104

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
6,975	Ocwen Financial Corp.*	$23,994
3,358	Oritani Financial Corp.^	56,414
1,218	PennyMac Financial Services, Inc., Class A*^	21,680
3,040	PHH Corp.*	42,347
679	Provident Financial Holdings, Inc.	13,308
4,039	Provident Financial Services, Inc.	107,720
8,756	Radian Group, Inc.	163,650
420	Riverview Bancorp, Inc.	3,528
967	SI Financial Group, Inc.	14,457
561	Southern Missouri Bancorp, Inc.	20,471
733	Territorial Bancorp, Inc.	23,141
5,881	TFS Financial Corp.	94,861
7,273	TrustCo Bank Corp.	64,730
3,739	United Community Financial Corp.	35,894
3,669	United Financial Bancorp, Inc.	67,106
3,636	Washington Federal, Inc.	122,351
2,036	Waterstone Financial, Inc.	39,702
2,381	Wawlker & Dunlop, Inc.*	124,598
1,498	Western New England BanCorp, Inc.	16,328
1,534	WSFS Financial Corp.	74,783

		3,367,887

Tobacco (1.1%):
47,414	Altria Group, Inc.	3,006,996
28,027	Philip Morris International, Inc.	3,111,277
1,284	Universal Corp.	73,573
7,687	Vector Group, Ltd.^	157,353

		6,349,199

Trading Companies & Distributors (0.6%):
7,861	Air Lease Corp.^	335,036
4,508	Aircastle, Ltd.^	100,483
2,594	Applied Industrial Technologies, Inc.	170,685
2,840	Beacon Roofing Supply, Inc.*	145,550
3,157	BMC Stock Holdings, Inc.*	67,402
1,592	CAI International, Inc.*	48,269
644	DXP Enterprises, Inc.*	20,280
8,797	Fastenal Co.^	400,967
2,334	Gms, Inc.*	82,624
2,000	H&E Equipment Services, Inc.	58,400
6,084	HD Supply Holdings, Inc.*	219,450
1,299	Herc Holdings, Inc.*	63,820
1,307	Huttig Building Products, Inc.*^	9,227
2,054	Kaman Corp., Class A	114,572
2,802	MRC Global, Inc.*	49,007
2,233	MSC Industrial Direct Co., Inc., Class A	168,748
4,627	NOW, Inc.*^	63,899
1,902	Rush Enterprises, Inc., Class A*	88,044
651	Titan Machinery, Inc.*	10,110
1,007	TransAct Technologies, Inc.*	13,746
2,536	Triton International, Ltd.	84,398
2,958	United Rentals, Inc.*	410,392
5,034	Univar, Inc.*	145,634
1,184	Veritiv Corp.*	38,480
2,272	W.W. Grainger, Inc.^	408,392
1,734	Watsco, Inc.^	279,295
84	Watsco, Inc., Class B	12,936
2,955	WESCO International, Inc.*	172,129

		3,781,975

Transportation Infrastructure (0.0%):
2,859	Macquarie Infrastructure Corp.	206,363

Water Utilities (0.1%):
2,327	American States Water Co.	114,605
3,393	American Water Works Co., Inc.	274,527
3,824	Aqua America, Inc.^	126,918

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Water Utilities, continued
491	Artesian Resources Corp.	$18,560
2,891	California Water Service Group	110,292
665	Connecticut Water Service, Inc.	39,435
979	Middlesex Water Co.	38,445
669	Pure Cycle Corp.*	5,018
1,234	SJW Corp.	69,844
772	York Water Co. (The)^	26,171

		823,815

Wireless Telecommunication Services (0.2%):
2,055	Boingo Wireless, Inc.*	43,915
4,154	Shenandoah Telecommunications Co.	154,529
1,649	Spok Holdings, Inc.	25,312
15,850	Sprint Corp.*^	123,313
6,397	Telephone & Data Systems, Inc.	178,412
7,271	T-Mobile US, Inc.*	448,330
782	United States Cellular Corp.*	27,682

		1,001,493

Total Common Stocks (Cost $492,865,179)		581,637,236

Rights (0.0%):
Biotechnology (0.0%):
2,582	Dyax Corp. CVR, Expires on 12/31/19*(a)(b)	8,701

Media (0.0%):
9,820	Media General, Inc. CVR, Expires on 1/18/18*(a)(b)	982

Total Rights (Cost $3,043)		9,683

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (11.5%):
$ 66,771,014	AZL DFA U.S. Core Equity Fund Securities Lending Collateral Account(c)	66,771,014

Total Securities Held as Collateral for Securities on Loan (Cost $66,771,014)		66,771,014

Unaffiliated Investment Company (0.4%):
2,352,820	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(d)	2,352,820

Total Unaffiliated Investment Company (Cost $2,352,820)		2,352,820

Total Investment Securities (Cost $561,992,056) - 111.6%		650,770,753
Net other assets (liabilities) - (11.6)%		(67,698,108)

Net Assets - 100.0%		$583,072,645

Percentages indicated are based on net assets as of September 30, 2017.

ADR	-	American Depositary Receipt
CVR	-	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $65,387,132.
(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.04% of the net assets of the Fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2017. The total of all such securities represent 0.01% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.
(d)	The rate represents the effective yield at September 30, 2017.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (100.2%):
Aerospace & Defense (1.8%):
1,397	AAR Corp.	$52,779
12,122	Aerojet Rocketdyne Holdings, Inc.*	424,391
3,952	AeroVironment, Inc.*^	213,882
1,402	Air Industries Group, Inc.*	1,991
5,128	Arotech Corp.*	21,538
3,415	Astronics Corp.*	101,596
8,722	Axon Enterprise, Inc.*^	197,728
685	CPI Aerostructures, Inc.*	6,405
4,364	Cubic Corp.	222,564
774	Curtiss-Wright Corp.	80,914
9,059	DigitalGlobe, Inc.*	319,330
766	Ducommun, Inc.*	24,550
3,343	Engility Holdings, Inc.*	115,935
1,175	Esterline Technologies Corp.*	105,926
3,376	Innovative Solutions & Support, Inc.*	12,289
7,000	KLX, Inc.*^	370,510
11,071	Kratos Defense & Security Solutions, Inc.*	144,809
4,348	Mercury Computer Systems, Inc.*^	225,574
5,351	Moog, Inc., Class A*	446,433
66	Moog, Inc., Class B*	5,468
1,184	National Presto Industries, Inc.^	126,037
590	Sparton Corp.*	13,694
333	Tel-Instrument Electronics Corp.*	1,149
7,022	The KEYW Holding Corp.*^	53,437
6,548	Triumph Group, Inc.^	194,803
459	Vectrus, Inc.*	14,156
15,588	WESCO Aircraft Holdings, Inc.*^	146,527

		3,644,415

Air Freight & Logistics (0.6%):
492	Air T, Inc.*	8,708
14,520	Air Transport Services Group, Inc.*	353,416
1,862	Atlas Air Worldwide Holdings, Inc.*^	122,520
4,235	Echo Global Logistics, Inc.*	79,830
4,737	Forward Air Corp.	271,098
5,582	Hub Group, Inc.*	239,747
2,328	Park-Ohio Holdings Corp.	106,157
5,212	Radiant Logistics, Inc.*	27,676

		1,209,152

Airlines (0.4%):
2,342	Allegiant Travel Co.^	308,441
562	Copa Holdings SA, Class A	69,986
7,320	Hawaiian Holdings, Inc.*^	274,866
1,113	SkyWest, Inc.	48,861
2,668	Spirit Airlines, Inc.*	89,138

		791,292

Auto Components (1.9%):
12,952	American Axle & Manufacturing Holdings, Inc.*^	227,696
8,007	Cooper Tire & Rubber Co.^	299,462
2,216	Cooper-Standard Holding, Inc.*	256,990
11,599	Dana Holding Corp.	324,308
4,979	Dorman Products, Inc.*^	356,596
5,932	Fox Factory Holding Corp.*	255,669
5,653	Gentherm, Inc.*^	210,009
3,680	Horizon Global Corp.*^	64,915
3,713	LCI Industries^	430,151
7,745	Modine Manufacturing Co.*	149,091
2,866	Motorcar Parts of America, Inc.*	84,432
1,992	Shiloh Industries, Inc.*	20,717
6,373	Spartan Motors, Inc.	70,422
3,910	Standard Motor Products, Inc.^	188,658
5,329	Stoneridge, Inc.*	105,567
733	Strattec Security Corp.	29,980
4,822	Tenneco, Inc.	292,551
3,420	Tower International, Inc.	93,024

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
3,073	Visteon Corp.*	$380,345
4,313	VOXX International Corp.*	36,876

		3,877,459

Automobiles (0.1%):
4,607	Winnebago Industries, Inc.	206,163

Banks (13.5%):
1,584	1st Constitution Bancorp	28,750
4,120	1st Source Corp.	209,296
2,359	Access National Corp.	67,609
410	ACNB Corp.	11,357
1,639	American National Bankshares, Inc.	67,527
346	American River Bankshares	4,854
5,842	Ameris Bancorp	280,416
1,649	Ames National Corp.	49,223
294	Anchor Bancorp, Inc.*	7,277
2,572	Arrow Financial Corp.^	88,348
10,707	Associated Banc-Corp.	259,645
13	Auburn National Bancorp, Inc.	455
6,594	Banc of California, Inc.	136,826
4,814	BancFirst Corp.^	273,195
772	Bancorp of New Jersey, Inc.	14,012
9,752	Bancorp, Inc. (The)*	80,649
13,499	BancorpSouth, Inc.	432,642
2,653	Bank of Commerce Holdings	30,510
3,143	Bank of Hawaii Corp.^	262,000
1,200	Bank of Marin Bancorp	82,200
441	Bank of South Carolina Corp.	8,379
4,201	Banner Corp.	257,437
2,449	Bar Harbor Bankshares	76,801
1,367	Bay Bancorp, Inc.*	15,515
595	BCB Bancorp, Inc.	8,300
4,723	Berkshire Hills Bancorp, Inc.	183,016
13,042	Boston Private Financial Holdings, Inc.	215,845
2,206	Bridge Bancorp, Inc.	74,894
12,156	Brookline Bancorp, Inc.	188,418
2,989	Bryn Mawr Bank Corp.	130,918
74	C&F Financial Corp.	4,070
1,274	California First National Bancorp	23,059
2,359	Camden National Corp.	102,947
4,547	Capital Bank Financial Corp., Class A	186,654
3,242	Capital City Bank Group, Inc.	77,840
769	Carolina Financial Corp.^	27,592
10,925	Cathay General Bancorp	439,184
8,484	Centerstate Banks, Inc.	227,371
5,261	Central Pacific Financial Corp.	169,299
1,141	Central Valley Community Bancorp	25,444
511	Century Bancorp, Inc.	40,931
5,879	Chemical Financial Corp.	307,237
940	Chemung Financial Corp.	44,274
2,509	Citizens & Northern Corp.^	61,621
261	Citizens First Corp.^	6,222
718	Citizens Holding Co.	17,914
2,576	City Holding Co.^	185,240
797	Civista Bancshares, Inc.	17,805
2,720	CNB Financial Corp.	74,310
5,330	CoBiz Financial, Inc.	104,681
75	Codorus Valley Bancorp, Inc.	2,303
56	Colony Bankcorp, Inc.	750
8,715	Columbia Banking System, Inc.	366,989
7,268	Community Bank System, Inc.^	401,557
3,296	Community Bankers Trust Corp.*	30,323
2,698	Community Trust Bancorp, Inc.	125,457
525	Community West Bancshares	5,434
5,611	ConnectOne Bancorp, Inc.	138,031

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,865	CU Bancorp*	$72,315
5,060	Customers Bancorp, Inc.*	165,057
16,555	CVB Financial Corp.^	400,134
130	DNB Financial Corp.	4,576
609	Eagle Bancorp Montana, Inc.	11,206
4,678	Eagle Bancorp, Inc.*	313,660
3,787	Enterprise Financial Services Corp.	160,379
300	Equity Bancshares, Inc.*	10,674
534	Evans Bancorp, Inc.	23,069
17,084	F.N.B. Corp.	239,689
1,103	Farmers Capital Bank Corp.	46,381
2,582	Farmers National Banc Corp.	38,859
242	Fauquier Bankshares, Inc.	4,804
819	FCB Financial Holdings, Inc.*	39,558
3,915	Fidelity Southern Corp.	92,551
2,609	Financial Institutions, Inc.	75,139
3,789	First Bancorp	130,379
34,474	First Bancorp*	176,507
2,165	First Bancorp, Inc.	65,621
965	First Bancshares, Inc. (The)	29,095
5,871	First Busey Corp.	184,115
1,646	First Business Financial Services, Inc.	37,447
285	First Citizens BancShares, Inc., Class A	106,559
3,144	First Commonwealth Financial Corp.	44,425
3,514	First Community Bankshares	102,293
2,774	First Connecticut Bancorp, Inc.	74,205
9,698	First Financial Bancorp	253,603
9,006	First Financial Bankshares, Inc.^	407,070
2,100	First Financial Corp.	99,960
1,717	First Financial Northwest, Inc.	29,172
2,578	First Foundation, Inc.*	46,120
8,453	First Horizon National Corp.^	161,875
5,154	First Interstate BancSystem, Class A	197,141
6,546	First Merchants Corp.	281,020
12,960	First Midwest Bancorp, Inc.	303,523
3,897	First of Long Island Corp. (The)	118,664
28	First Savings Financial Group	1,481
888	First South Bancorp	16,455
234	First United Corp.*	3,861
908	First US Bancshares, Inc.	10,415
4,932	Flushing Financial Corp.	146,579
279	Franklin Financial Network, Inc.*	9,946
25,457	Fulton Financial Corp.	477,318
4,183	German American Bancorp, Inc.^	159,079
11,162	Glacier Bancorp, Inc.^	421,476
2,265	Great Southern Bancorp, Inc.	126,047
1,459	Great Western Bancorp, Inc.^	60,228
885	Green BanCorp, Inc.*^	20,930
3,876	Guaranty Bancorp	107,753
4,592	Hancock Holding Co.	222,482
4,853	Hanmi Financial Corp.	150,200
39	Hawthorn Bancshares, Inc.	807
3,898	Heartland Financial USA, Inc.	192,561
5,183	Heritage Financial Corp.	152,899
5,806	Hertiage Commerce Corp.	82,619
15,083	Hilltop Holdings, Inc.	392,158
10,764	Home Bancshares, Inc.^	271,468
3,318	Hometrust Bancshares, Inc.*	85,107
18,841	Hope BanCorp, Inc.	333,674
2,959	Horizon Bancorp	86,314
2,651	IBERIABANK Corp.	217,780
4,227	Independent Bank Corp.^	315,546
3,196	Independent Bank Group, Inc.	192,719

Shares		Fair Value
Common Stocks, continued
Banks, continued
9,938	International Bancshares Corp.	$398,514
7,007	Lakeland Bancorp, Inc.	142,943
4,322	Lakeland Financial Corp.^	210,568
745	Landmark Bancorp, Inc.	21,046
1,512	LCNB Corp.	31,676
7,298	LegacyTexas Financial Group, Inc.^	291,336
5,225	Macatawa Bank Corp.	53,609
1,048	Mackinac Financial Corp.	16,244
2,883	Mainsource Financial Group, Inc.	103,384
4,925	MB Financial, Inc.	221,724
1,565	MBT Financial Corp.	17,137
3,203	Mercantile Bank Corp.	111,785
1,441	MidWestone Financial Group, Inc.	48,648
892	MutualFirst Financial, Inc.	34,297
4,474	National Bank Holdings Corp.	159,677
1,309	National Bankshares, Inc.	58,840
410	National Commerce Corp.*	17,548
6,959	NBT Bancorp, Inc.^	255,534
378	Nicolet Bankshares, Inc.*	21,746
1,136	Northeast Bancorp	29,706
1,357	Northrim Bancorp, Inc.^	47,427
609	Norwood Financial Corp.	18,587
7,468	OFG Bancorp	68,332
183	Ohio Valley Banc Corp.	6,661
2,029	Old Line Bancshares, Inc.	56,812
19,364	Old National Bancorp^	354,361
1,004	Old Point Financial Corp.	32,530
3,314	Old Second Bancorp, Inc.	44,573
1,178	Opus Bank*^	28,272
1,398	Orrstown Financial Services, Inc.	34,810
3,315	Pacific Continental Corp.	89,339
1,718	Pacific Mercantile Bancorp*	15,720
4,430	Pacific Premier Bancorp, Inc.*	167,233
2,309	Park National Corp.^	249,349
8,402	Park Sterling Corp.	104,353
1,353	Parke Bancorp, Inc.	30,037
2,884	Peapack-Gladstone Financial Corp.	97,306
968	Penns Woods Bancorp, Inc.	44,983
395	Peoples Bancorp of NC	14,070
3,369	Peoples Bancorp, Inc.	113,165
452	People’s Utah BanCorp	14,667
829	Pinnacle Financial Partners, Inc.	55,502
3,264	Popular, Inc.	117,308
1,000	Porter Bancorp, Inc.*	11,410
2,285	Preferred Bank Los Angeles	137,900
955	Premier Financial Bancorp, Inc.	20,809
1,118	QCR Holdings, Inc.	50,869
5,547	Renasant Co.	237,966
2,499	Republic Bancorp, Inc., Class A	97,186
6,466	Republic First Bancorp, Inc.*^	59,811
5,521	S & T Bancorp, Inc.^	218,521
320	Salisbury Bancorp, Inc.	14,112
3,630	Sandy Spring Bancorp, Inc.	150,427
552	SB Financial Group, Inc.	9,472
6,202	Seacoast Banking Corp.*	148,166
1,252	Select Bancorp, Inc.*	14,661
2,703	ServisFirst Bancshares, Inc.^	105,012
2,325	Shore Bancshares, Inc.	38,711
2,735	Sierra Bancorp	74,255
4,932	Simmons First National Corp., Class A^	285,563
3,837	South State Corp.	345,522
562	Southern First Bancshares, Inc.*	20,429
2,309	Southern National Bancorp	39,230
4,453	Southside Bancshares, Inc.^	161,911
3,583	Southwest Bancorp	98,712

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
88	Southwest Georgia Financial Corp.	$1,804
6,242	State Bank Financial Corp.	178,833
16,487	Sterling Bancorp^	406,404
690	Stewardship Financial Corp.^	6,762
3,509	Stock Yards Bancorp, Inc.^	133,342
682	Summit Financial Group, Inc.	17,500
1,203	Summit State Bank	14,917
2,160	Sun Bancorp, Inc.	53,676
625	Sussex Bancorp	14,813
21,638	TCF Financial Corp.	368,712
2,590	Texas Capital Bancshares, Inc.*	222,222
2,420	Tompkins Financial Corp.^	208,459
9,685	TowneBank	324,448
4,274	TriCo Bancshares	174,166
4,406	Tristate Capital Holdings, Inc.*	100,897
200	Triumph BanCorp, Inc.*	6,450
10,347	Trustmark Corp.^	342,693
98	Two River Bancorp	1,942
3,397	UMB Financial Corp.^	253,043
7,078	Union Bankshares Corp.	249,853
249	Union Bankshares, Inc.^	12,052
450	United Bancshares, Inc.	9,923
6,414	United Bankshares, Inc.	238,280
3,612	United Community Banks, Inc.	103,086
916	United Security Bancshares	8,702
42	Unity Bancorp, Inc.	832
4,339	Univest Corp.^	138,848
33,761	Valley National Bancorp^	406,819
398	Veritex Holdings, Inc.*	10,730
2,963	Washington Trust Bancorp	169,632
456	WashingtonFirst Bankshare, Inc.	16,229
2,793	Webster Financial Corp.^	146,772
127	Wellesley Bank	3,353
6,412	WesBanco, Inc.	263,020
3,230	West Bancorp	78,812
4,131	Westamerica Bancorp^	245,960
2,963	Wintrust Financial Corp.	232,033
83	Xenith Bankshares, Inc.*	2,698

		27,126,331

Beverages (0.6%):
547	Boston Beer Co., Inc. (The), Class A*^	85,441
1,205	Coca-Cola Bottling Co. Consolidated^	259,979
1,920	Craft Brewers Alliance, Inc.*^	33,696
2,640	MGP Ingredients, Inc.^	160,063
4,777	National Beverage Corp.^	592,587
1,846	Primo Water Corp.*^	21,875
985	Willamette Valley Vineyards, Inc.*^	7,762

		1,161,403

Biotechnology (1.1%):
5,582	Achillion Pharmaceuticals, Inc.*	25,063
3,661	Acorda Therapeutics, Inc.*^	86,583
2,927	Akebia Therapeutics, Inc.*	57,574
1,905	Alder Biopharmaceuticals, Inc.*	23,336
1,397	AMAG Pharmaceuticals, Inc.*^	25,775
2,800	Amicus Therapeutics, Inc.*^	42,224
3,846	Aptevo Therapeutics, Inc.*	8,807
3,629	Atara Biotherapeutics, Inc.*	60,060
3,900	Atyr Pharma, Inc.*	19,695
1,280	Biospecifics Technologies Corp.*	59,546
740	Bluebird Bio, Inc.*^	101,639
3,300	Cascadian Therapeutics, Inc.*	13,497
6,042	Celldex Theraputics, Inc.*^	17,280
4,691	Chimerix, Inc.*	24,628

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
6,811	Emergent Biosolutions, Inc.*	$275,505
3,175	Enanta Pharmaceuticals, Inc.*^	148,590
1,280	Five Prime Therapeutics, Inc.*^	52,365
3,295	Fortress Biotech, Inc.*^	14,564
3,451	Genocea Biosciences, Inc.*	5,038
592	ImmuCell Corp.*^	3,818
11,121	Insys Therapeutics, Inc.*	98,754
1,694	Intellia Therapeutics, Inc.*	42,096
2,838	Karyopharm Therapeutics, Inc.*	31,161
2,769	Kindred Biosciences, Inc.*	21,737
1,057	Ligand Pharmaceuticals, Inc., Class B*^	143,911
1,612	Macrogenics, Inc.*	29,790
3,803	Mimedx Group, Inc.*^	45,180
2,500	Mirati Therapeutics, Inc.*^	29,250
9,783	Myriad Genetics, Inc.*^	353,948
19,735	OPKO Health, Inc.*^	135,382
2,308	Otonomy, Inc.*^	7,501
27,986	PDL BioPharma, Inc.*^	94,873
1,429	Pfenex, Inc.*	4,316
1,357	Recro Pharma, Inc.*	12,186
3,247	Retrophin, Inc.*	80,818
2,100	Spectrum Pharmaceuticals, Inc.*^	29,547
1,000	Syndax Pharmaceuticals, Inc.*	11,700
7,380	Trevena, Inc.*	18,819
6,962	Verastem, Inc.*	32,721
3,399	Zafgen, Inc.*	11,964

		2,301,241

Building Products (1.6%):
7,876	AAON, Inc.^	271,525
2,186	Advanced Drainage Systems, Inc.	44,267
2,533	American Woodmark Corp.*	243,801
4,582	Apogee Enterprises, Inc.^	221,127
3,226	Armstrong Flooring, Inc.*	50,810
6,018	Armstrong World Industries, Inc.*^	308,423
14,981	Builders FirstSource, Inc.*	269,508
1,725	Continental Building Products, Inc.*	44,850
308	Continental Materials Corp.*	5,944
815	Csw Industrials, Inc.*	36,145
1,117	Gibraltar Industries, Inc.*	34,795
3,294	Insteel Industries, Inc.	86,006
11,839	NCI Building Systems, Inc.*^	184,688
2,514	Patrick Industries, Inc.*	211,427
8,952	PGT, Inc.*	133,832
11,370	Ply Gem Holdings, Inc.*	193,859
4,793	Quanex Building Products Corp.^	109,999
7,059	Simpson Manufacturing Co., Inc.	346,174
4,288	Trex Co., Inc.*	386,221
471	Universal Forest Products, Inc.	46,233

		3,229,634

Capital Markets (1.6%):
3,202	Artisan Partners Asset Management, Inc., Class A^	104,385
16,159	BGC Partners, Inc., Class A	233,822
6,803	Cohen & Steers, Inc.^	268,651
575	Diamond Hill Investment Group	122,101
1,648	Donnelley Financial Solutions, Inc.*	35,531
7,007	Federated Investors, Inc., Class B^	208,108
3,639	Financial Engines, Inc.^	126,455
8,015	Gain Capital Holdings, Inc.^	51,216
1,201	GAMCO Investors, Inc., Class A	35,742
4,915	Greenhill & Co., Inc.^	81,589
211	Hennessy Advisors, Inc.	3,258
1,116	Houlihan Lokey, Inc.	43,669
10,023	Interactive Brokers Group, Inc., Class A^	451,437

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
3,072	INTL FCStone, Inc.*	$117,719
1,911	Investment Technology Group, Inc.	42,310
2,461	Janus Henderson Group plc^	85,741
34,837	Ladenburg Thalmann Financial Services, Inc.	100,331
844	LPL Financial Holdings, Inc.	43,525
2,775	Manning & Napier, Inc.^	10,961
1,649	Moelis & Co., Class A	70,989
1,854	Morningstar, Inc.	157,571
4,539	Om Asset Management plc	67,722
2,541	Oppenheimer Holdings, Class A	44,086
806	PJT Partners, Inc.	30,878
2,624	Pzena Investment Management, Inc.	28,575
3,824	Safeguard Scientifics, Inc.*	51,050
1,619	Silvercrest Asset Management Group, Inc., Class A	23,556
1,266	Stifel Financial Corp.	67,680
207	Value Line, Inc.	3,647
1,049	Virtu Financial, Inc.^	16,994
345	Virtus Investment Partners, Inc.	40,037
1,678	Westwood Holdings, Inc.	112,879
21,433	WisdomTree Investments, Inc.^	218,188

		3,100,403

Chemicals (2.7%):
4,314	A. Schulman, Inc.	147,323
3,852	Advansix, Inc.*	153,117
5,740	American Vanguard Corp.	131,446
4,463	Balchem Corp.	362,796
3,659	Cabot Corp.	204,172
8,556	Calgon Carbon Corp.^	183,098
1,192	Chase Corp.	132,789
1,403	Core Molding Technologies, Inc.	30,782
2,886	Ferro Corp.*	64,358
2,318	Flotek Industries, Inc.*^	10,779
7,277	Futurefuel Corp.	114,540
3,321	GCP Applied Technologies, Inc.*^	101,955
7,303	H.B. Fuller Co.	424,011
1,989	Hawkins, Inc.	81,151
796	Ingevity Corp.*	49,726
2,429	Innophos Holdings, Inc.	119,483
3,945	Innospec, Inc.	243,209
14,475	Intrepid Potash, Inc.*^	63,111
2,103	KMG Chemicals, Inc.	115,413
638	Koppers Holdings, Inc.*	29,444
4,651	Kraton Performance Polymers, Inc.*	188,086
12,087	Kronos Worldwide, Inc.^	275,946
4,373	LSB Industries, Inc.*^	34,722
5,078	Minerals Technologies, Inc.	358,760
893	Northern Technologies International Corp.*	14,735
8,799	Omnova Solutions, Inc.*	96,349
18,384	Platform Speciality Products Corp.*	204,982
3,797	PolyOne Corp.	151,994
2,081	Quaker Chemical Corp.	307,884
5,893	Rayonier Advanced Materials, Inc.^	80,734
1,528	Sensient Technologies Corp.	117,534
3,545	Stepan Co.	296,575
279	TOR Minerals International, Inc.*	1,995
4,603	Trecora Resources*^	61,220
1,788	Tredegar Corp.	32,184
2,135	Trinseo SA	143,259
10,917	Tronox, Ltd., Class A^	230,349

		5,360,011

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies (3.5%):
8,156	ABM Industries, Inc.	$340,186
17,694	ACCO Brands Corp.*	210,559
675	Acme United Corp.	15,525
1,580	AMREP Corp.*	10,760
8,754	ARC Document Solutions, Inc.*	35,804
7,230	Brady Corp., Class A	274,379
7,338	Brink’s Co. (The)	618,226
6,301	Casella Waste Systems, Inc.*	118,459
5,965	CECO Environmental Corp.	50,464
5,239	Civeo Corp.*	14,931
2,332	Clean Harbors, Inc.*	132,224
325	CompX International, Inc.	4,956
19,019	Covanta Holding Corp.^	282,432
1,356	Deluxe Corp.	98,934
535	Ecology and Environment, Inc., Class A	6,367
1,100	Ennis, Inc.	21,615
6,386	Essendant, Inc.	84,104
3,351	Healthcare Services Group, Inc.^	180,853
8,377	Herman Miller, Inc.	300,734
6,574	HNI Corp.^	272,624
3,277	Hudson Technologies, Inc*^	25,593
5,892	InnerWorkings, Inc.*^	66,285
9,917	Interface, Inc.	217,182
4,059	Intersections, Inc.*	13,679
7,005	Kimball International, Inc., Class B	138,489
8,287	Knoll, Inc.	165,740
1,430	LSC Communications, Inc.	23,609
4,706	Matthews International Corp., Class A	292,949
3,955	McGrath Rentcorp	173,031
7,137	Mobile Mini, Inc.	245,870
5,829	MSA Safety, Inc.	463,463
2,406	Multi-Color Corp.	197,172
2,566	NL Industries, Inc.*	23,479
2,198	Perma-Fix Environmental Services, Inc.*	8,352
4,293	Pitney Bowes, Inc.	60,145
5,379	Quad Graphics, Inc.	121,619
1,725	RR Donnelley & Sons Co.	17,768
3,757	SP Plus Corp.*	148,402
14,360	Steelcase, Inc., Class A	221,144
5,115	Team, Inc.*^	68,285
8,423	Tetra Tech, Inc.	392,090
2,218	UniFirst Corp.	336,027
3,362	US Ecology, Inc.^	180,876
1,974	Versar, Inc.*	284
3,364	Virco Manufacturing Co.*	18,502
2,196	Vse Corp.	124,865
9,132	West Corp.	214,328

		7,033,364

Communications Equipment (1.5%):
7,162	ADTRAN, Inc.	171,888
1,444	Applied Optoelectronics, Inc.*^	93,383
254	Bel Fuse, Inc., Class A	6,756
1,595	Bel Fuse, Inc., Class B	49,764
2,711	Black Box Corp.	8,811
5,439	CalAmp Corp.*	126,457
9,819	Calix, Inc.*^	49,586
12,737	Ciena Corp.*	279,832
980	Clearfield, Inc.*	13,328
1,808	ClearOne, Inc.	13,470
316	Communications Systems, Inc.	1,321
2,902	Comtech Telecommunications Corp.	59,578
2,559	Digi International, Inc.*	27,125
6,028	EMCORE Corp.*	49,430

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
9,247	Extreme Networks, Inc.*	$109,947
13,656	Finisar Corp.*^	302,754
12,360	Harmonic, Inc.*^	37,698
6,890	Infinera Corp.*^	61,114
4,172	InterDigital, Inc.	307,684
3,225	KVH Industries, Inc.*	38,539
1,952	Lumentum Holdings, Inc.*^	106,091
4,297	NETGEAR, Inc.*	204,537
7,359	NetScout Systems, Inc.*^	238,064
2,391	Network-1 Technologies, Inc.	9,205
4,083	Oclaro, Inc.*^	35,236
131	Optical Cable Corp.*	282
4,065	Plantronics, Inc.	179,754
900	RELM Wireless Corp.	3,240
6,923	Sonus Networks, Inc.*	52,961
1,079	Ubiquiti Networks, Inc.*^	60,446
3,430	ViaSat, Inc.*^	220,618
8,844	Viavi Solutions, Inc.*	83,664

		3,002,563

Construction & Engineering (1.3%):
5,275	Ameresco, Inc., Class A*	41,145
1,970	Argan, Inc.	132,483
2,603	Chicago Bridge & Iron Co. NV^	43,730
5,817	Comfort Systems USA, Inc.	207,667
5,066	Dycom Industries, Inc.*^	435,067
3,709	Emcor Group, Inc.	257,330
5,482	Granite Construction, Inc.^	317,682
2,621	Great Lakes Dredge & Dock Co.*	12,712
1,979	IES Holdings, Inc.*^	34,237
19,282	KBR, Inc.^	344,762
2,462	Layne Christensen Co.*	30,898
3,054	MasTec, Inc.*	141,706
2,719	MYR Group, Inc.*	79,232
1,479	Northwest Pipe Co.*	28,131
1,180	NV5 Holdings, Inc.*^	64,487
5,203	Orion Marine Group, Inc.*	34,132
1,563	Primoris Services Corp.	45,983
3,151	Sterling Construction Co., Inc.*^	47,990
4,317	The Goldfield Corp.*	27,197
776	Tutor Perini Corp.*^	22,038
2,416	Valmont Industries, Inc.	381,969

		2,730,578

Construction Materials (0.1%):
454	Summit Materials, Inc., Class A*^	14,542
2,142	U.S. Concrete, Inc.*^	163,434
720	U.S. Lime & Minerals, Inc.	60,480

		238,456

Consumer Finance (0.8%):
195	Asta Funding, Inc.*	1,472
2,191	Atlanticus Holdings Corp.*	5,083
5,088	Consumer Portfolio Services, Inc.*	23,201
3,868	Encore Capital Group, Inc.*^	171,352
5,261	Enova International, Inc.*	70,760
9,775	EZCORP, Inc., Class A*	92,863
7,082	Firstcash, Inc.	447,228
2,527	Green Dot Corp., Class A*	125,289
7,503	LendingClub Corp.*^	45,693
4,135	Nelnet, Inc., Class A	208,818
1,556	Nicholas Financial, Inc.*	13,491
7,134	PRA Group, Inc.*^	204,389
2,376	Regional Mgmt Corp.*	57,523
1,528	World Acceptance Corp.*^	126,656

		1,593,818

Shares		Fair Value
Common Stocks, continued
Containers & Packaging (0.3%):
4,085	Greif, Inc., Class A	$239,135
1,290	Greif, Inc., Class B	82,883
5,740	Myers Industries, Inc.	120,253
1,193	Owens-Illinois, Inc.*	30,016
4,146	Silgan Holdings, Inc.^	122,017
1,332	UFP Technologies, Inc.*	37,429

		631,733

Distributors (0.1%):
12	AMCON Distributing Co.	1,020
6,735	Core Markt Holdngs Co., Inc.^	216,462
813	Educational Development Corp.	7,805
2,157	Weyco Group, Inc.	61,216

		286,503

Diversified Consumer Services (1.2%):
6,497	Adtalem Global Education, Inc.^	232,917
3,229	American Public Education, Inc.*	67,970
1,526	Ascent Capital Group, Inc.*^	19,899
3,362	Bridgepoint Education, Inc.*	32,275
8,795	Cambium Learning Group, Inc.*	58,311
1,825	Capella Education Co.	128,024
12,265	Career Education Corp.*	127,433
3,238	Carriage Services, Inc.^	82,893
1,667	Collectors Universe, Inc.	39,958
188	Graham Holdings Co., Class B	109,999
5,258	Grand Canyon Education, Inc.*	477,532
4,931	Houghton Mifflin Harcourt Co.*	59,419
6,815	K12, Inc.*	121,580
2,183	Liberty Tax, Inc.	31,435
1,526	National American University Holdings, Inc.	3,266
2,561	Regis Corp.*	36,545
7,916	Sotheby’s*^	365,007
1,831	Strayer Education, Inc.^	159,791
5,156	Universal Technical Institute, Inc.*	17,891
2,711	Weight Watchers International, Inc.*^	118,064

		2,290,209

Diversified Financial Services (0.1%):
2,417	Marlin Business Services, Inc.	69,489
6,056	Newstar Financial, Inc.	71,097
4,366	PICO Holdings, Inc.*	72,913
2,849	Tiptree Financial, Inc., Class A	17,806

		231,305

Diversified Telecommunication Services (0.8%):
2,689	ATN International, Inc.	141,710
7,179	Cincinnati Bell, Inc.*	142,503
6,360	Cogent Communications Group, Inc.^	311,005
5,491	Consolidated Communications Holdings, Inc.	104,768
7,358	General Communication, Inc., Class A*	300,133
2,168	Hawaiian Telcom Holdco, Inc.*	64,650
4,115	IDT Corp.^	57,939
6,073	Intelsat S.A.*	28,543
15,938	Iridium Communications, Inc.*^	164,161
4,346	Lumos Networks Corp.*	77,880
13,354	Orbcomm, Inc.*^	139,816
13,169	Vonage Holdings Corp.*	107,196
21,927	Windstream Holdings, Inc.^	38,811

		1,679,115

Electric Utilities (1.1%):
5,144	ALLETE, Inc.	397,580
6,245	El Paso Electric Co.	345,036
3,043	Genie Energy, Ltd., Class B	19,932
1,608	IDACORP, Inc.	141,391

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
5,326	MGE Energy, Inc.	$344,060
6,258	Otter Tail Power Co.	271,284
12,512	PNM Resources, Inc.	504,233
4,234	Portland General Electric Co.	193,240

		2,216,756

Electrical Equipment (0.8%):
1,690	Allied Motion Technologies, Inc.	42,825
547	American Electric Technologies, Inc.*	875
4,008	AZZ, Inc.^	195,190
3,839	Babcock & Wilcox Enterprises, Inc.*^	12,784
3,295	Encore Wire Corp.	147,534
5,838	EnerSys	403,813
411	Espey Manufacturing & Electronics Corp.	9,248
2,200	Fuelcell Energy, Inc.*^	3,850
3,351	Generac Holdings, Inc.*	153,911
2,949	General Cable Corp.^	55,589
4,534	LSI Industries, Inc.	29,970
53	Pioneer Power Solutions, Inc.*	403
569	Powell Industries, Inc.	17,064
2,209	Power Solutions International, Inc.*	19,218
1,064	Preformed Line Products Co.	71,607
3,038	Regal-Beloit Corp.	240,002
75	Servotronics, Inc.	643
5,525	Thermon Group Holdings, Inc.*^	99,395
3,104	Ultralife Corp.*	20,952

		1,524,873

Electronic Equipment, Instruments & Components (3.3%):
2,011	ADDvantage Technologies Group, Inc.*	2,755
994	Agilysys, Inc.*	11,878
3,997	Anixter International, Inc.*	339,745
13,908	AVX Corp.	253,543
3,861	Badger Meter, Inc.	189,189
1,972	Belden, Inc.^	158,805
896	Benchmark Electronics, Inc.*	30,598
1,570	Coherent, Inc.*	369,217
4,630	Control4 Corp.*	136,400
4,147	CUI Global, Inc.*^	15,302
8,032	Daktronics, Inc.	84,898
1,365	Data I/O Corp.*	13,595
5,745	Electro Scientific Industries, Inc.*	79,970
4,550	Fabrinet*	168,623
2,053	FARO Technologies, Inc.*^	78,527
640	Frequency Electronics, Inc.*	6,010
646	IEC Electronics Corp.*	3,185
8,062	II-VI, Inc.*	331,751
1,303	Insight Enterprises, Inc.*	59,834
199	IntriCon Corp.*	2,408
4,855	Itron, Inc.*	376,020
8,386	KEMET Corp.*^	177,196
2,556	Kimball Electronics, Inc.*	55,337
12,427	Knowles Corp.*^	189,760
1,870	Littlelfuse, Inc.	366,296
450	Mesa Labs, Inc.	67,194
4,775	Methode Electronics, Inc., Class A	202,221
2,201	MTS Systems Corp.	117,643
2,608	Napco Security Technologies, Inc.*^	25,298
6,056	Novanta, Inc.*	264,042
2,432	OSI Systems, Inc.*^	222,212
3,068	PAR Technology Corp.*	32,030
3,846	Park Electrochemical Corp.	71,151
400	PC Connection, Inc.	11,276

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,746	PCM, Inc.*	$24,444
1,875	Perceptron, Inc.*	14,794
4,056	Plexus Corp.*	227,460
6,950	RadiSys Corp.*	9,522
1,727	RF Industries, Ltd.	3,972
2,724	Rogers Corp.*	363,055
9,534	Sanmina Corp.*	354,188
3,045	ScanSource, Inc.*	132,914
652	SYNNEX Corp.	82,485
2,017	Systemax, Inc.^	53,309
2,482	Tech Data Corp.*	220,526
12,240	TTM Technologies, Inc.*^	188,129
203	Universal Display Corp.	26,157
3,719	VeriFone Systems, Inc.*	75,421
7,410	Vishay Intertechnology, Inc.^	139,308
989	Wayside Technology Group, Inc.	13,401
3,952	Wireless Telecom Group, Inc.*	6,600

		6,449,594

Energy Equipment & Services (1.8%):
3,965	Archrock, Inc.	49,761
8,563	Atwood Oceanics, Inc.*^	80,407
1,261	Basic Energy Services, Inc.*	24,337
1,388	Dawson Geophysical Co.*	6,288
4,461	Diamond Offshore Drilling, Inc.*^	64,685
4,550	Dril-Quip, Inc.*	200,883
13,196	Ensco plc, Class A, ADR^	78,781
3,837	Era Group, Inc.*	42,936
4,307	Exterran Corp.*	136,144
14,952	Forum Energy Technologies, Inc.*^	237,737
3,592	Frank’s International NV^	27,730
1,260	Geospace Technologies Corp.*	22,453
2,641	Gulf Island Fabrication, Inc.	33,541
6,137	Helix Energy Solutions Group, Inc.*	45,352
1,321	Hornbeck Offshore Services, Inc.*^	5,337
5,580	Matrix Service Co.*	84,816
39,348	McDermott International, Inc.*^	286,060
16,654	Nabors Industries, Ltd.	134,398
2,316	Natural Gas Services Group*	65,774
15,404	Newpark Resources, Inc.*^	154,040
11,459	Noble Corp. plc*^	52,711
495	Nordic American Offshore, Ltd.	698
10,150	Oceaneering International, Inc.^	266,641
2,351	Oil States International, Inc.*^	59,598
23,169	Parker Drilling Co.*	25,486
6,733	Patterson-UTI Energy, Inc.	140,989
2,412	PHI, Inc.*	28,365
11,895	Pioneer Energy Services Corp.*	30,332
1,757	Rignet, Inc.*	30,220
16,158	Rowan Cos. plc, Class A*	207,630
565	SEACOR Holdings, Inc.*^	26,052
567	SEACOR Marine Holdings, Inc.*^	8,868
14,153	Superior Energy Services, Inc.*	151,154
7,901	Tesco Corp.*	43,061
5,480	TETRA Technologies, Inc.*	15,673
5,730	U.S. Silica Holdings, Inc.^	178,031
3,954	Unit Corp.*	81,373

		3,128,342

Food & Staples Retailing (0.6%):
4,717	Chefs’ Warehouse, Inc.*^	91,038
2,510	Ingles Markets, Inc., Class A	64,507
4,259	Natural Grocers by Vitamin Cottage, Inc.*^	23,765
4,174	PriceSmart, Inc.^	372,529
6,101	Rite Aid Corp.*	11,958
200	SpartanNash Co.	5,274

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
5,346	SUPERVALU, Inc.*	$116,276
1,576	The Andersons, Inc.	53,978
2,950	United Natural Foods, Inc.*^	122,691
1,832	Village Super Market, Inc., Class A^	45,324
4,355	Weis Markets, Inc.^	189,442

		1,096,782

Food Products (1.6%):
8,875	B&G Foods, Inc.^	282,669
2,862	Calavo Growers, Inc.	209,498
5,334	Cal-Maine Foods, Inc.*^	219,227
1,318	Coffee Holding Co., Inc.*	5,852
9,120	Darling International, Inc.*	159,782
13,942	Dean Foods Co.^	151,689
3,107	Farmer Brothers Co.*	102,065
1,800	Fresh Del Monte Produce, Inc.^	81,828
2,982	Hostess Brands, Inc.*^	40,734
3,708	Inventure Foods, Inc.*	17,391
2,736	J & J Snack Foods Corp.	359,237
470	John B Sanfilippo And Son, Inc.^	31,636
2,662	Lancaster Colony Corp.	319,759
2,754	Landec Corp.*	35,664
2,658	Limoneira Co.	61,586
596	Omega Protein Corp.	9,923
1,220	Rocky Mountain Chocolate Factory, Inc.	14,408
2,912	Sanderson Farms, Inc.^	470,347
1,677	Seneca Foods Corp., Class A*	57,857
12	Seneca Foods Corp., Class B*	415
9,626	Snyders-Lance, Inc.^	367,136
6,159	Tootsie Roll Industries, Inc.^	234,042

		3,232,745

Gas Utilities (1.4%):
2,635	Chesapeake Utilities Corp.	206,189
10,567	New Jersey Resources Corp.	445,399
4,443	Northwest Natural Gas Co.	286,129
4,274	ONE Gas, Inc.	314,737
118	RGC Resources, Inc.	3,371
10,915	South Jersey Industries, Inc.	376,895
4,131	Southwest Gas Corp.	320,648
6,439	Spire, Inc.	480,672
5,195	WGL Holdings, Inc.^	437,419

		2,871,459

Health Care Equipment & Supplies (2.8%):
3,832	Abaxis, Inc.^	171,099
3,101	Accuray, Inc.*^	12,404
1,571	Analogic Corp.	131,571
6,750	AngioDynamics, Inc.*	115,358
2,261	Anika Therapeutics, Inc.*^	131,138
263	Atrion Corp.	176,736
6,031	Cantel Medical Corp.^	567,938
283	CONMED Corp.	14,849
5,343	CryoLife, Inc.*	121,286
1,118	Elctromed, Inc.*	8,173
2,604	Exactech, Inc.*	85,802
10,008	Globus Medical, Inc., Class A*^	297,438
6,166	Haemonetics Corp.*	276,668
6,189	Halyard Health, Inc.*	278,691
1,353	ICU Medical, Inc.*	251,455
1,629	Inogen, Inc.*^	154,918
4,246	Integer Holdings Corp.*	217,183
5,097	Integra LifeSciences Holdings Corp.*	257,297
5,763	Invacare Corp.^	90,767
2,006	IRIDEX Corp.*	18,796
249	Kewaunee Scientific CP	7,346

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
3,514	Lantheus Holdings, Inc.*	$62,549
3,330	LeMaitre Vascular, Inc.	124,609
2,976	LivaNova plc*	208,498
2,799	Masimo Corp.*	242,281
7,277	Meridian Bioscience, Inc.^	104,061
7,716	Merit Medical Systems, Inc.*	326,772
4,158	Natus Medical, Inc.*^	155,925
2,315	Neogen Corp.*	179,320
4,707	NuVasive, Inc.*	261,050
3,020	Nuvectra Corp.*	40,045
10,057	OraSure Technologies, Inc.*^	226,283
3,068	Orthofix International NV*	144,963
920	Quidel Corp.*^	40,351
10,930	RTI Surgical, Inc.*	49,732
2,363	SeaSpine Holdings Corp.*	26,513
2,431	Surmodics, Inc.*	75,361
3,600	TransEnterix, Inc.*	5,148
754	Utah Medical Products, Inc.	55,457

		5,715,831

Health Care Providers & Services (2.6%):
1,781	Aac Holdings, Inc.*	17,685
5,540	Aceto Corp.^	62,214
2,282	Addus HomeCare Corp.*	80,555
2,004	Almost Family, Inc.*	107,615
5,137	Amedisys, Inc.*^	287,467
7,081	AMN Healthcare Services, Inc.*^	323,602
1,753	BioScrip, Inc.*	4,821
4,215	BioTelemetry, Inc.*	139,095
12,012	Brookdale Senior Living, Inc.*	127,327
3,946	Capital Senior Living Corp.*^	49,522
2,222	Chemed Corp.	448,955
1,432	Civitas Solutions, Inc.*	26,420
3,124	CorVel Corp.*	169,946
2,958	Cross Country Healthcare, Inc.*	42,092
2,588	Diplomat Pharmacy, Inc.*^	53,597
7,737	Ensign Group, Inc. (The)	174,779
1,905	Five Star Quality Care, Inc.*	2,953
2,852	HealthEquity, Inc.*^	144,254
3,529	InfuSystems Holdings, Inc.*	7,234
6,484	Kindred Healthcare, Inc.	44,091
1,153	Landauer, Inc.	77,597
3,146	LHC Group, Inc.*	223,114
1,982	LifePoint Hospitals, Inc.*^	114,758
3,561	Magellan Health Services, Inc.*	307,314
2,384	Molina Healthcare, Inc.*^	163,924
2,158	National Healthcare Corp.	135,026
1,920	National Research Corp.	72,384
680	National Research Corp., Class A	36,768
9,789	Nobilis Health Corp.*^	14,684
9,250	Owens & Minor, Inc.^	270,100
5,046	PharMerica Corp.*	147,848
2,371	Providence Service Corp.*	128,224
1,080	Psychemedics Corp.	19,904
5,645	Quorum Health Corp.*	29,241
3,009	R1 RCM, Inc.*^	11,163
8,313	RadNet, Inc.*	96,015
22,263	Select Medical Holdings Corp.*	427,450
3,743	Tenet Healthcare Corp.*^	61,497
6,106	Tivity Health, Inc.*^	249,125
4,357	Triple-S Management Corp., Class B*	103,174
2,000	U.S. Physical Therapy, Inc.	122,900

		5,126,434

Health Care Technology (0.5%):
27,450	Allscripts Healthcare Solutions, Inc.*^	390,615
2,108	Computer Programs & Systems, Inc.	62,291

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology, continued
660	HealthStream, Inc.*^	$15,424
3,326	HMS Holdings Corp.*	66,054
1,027	Inovalon Holdings, Inc., Class A*	17,510
558	Micron Solutions, Inc.*	2,120
5,666	Omnicell, Inc.*	289,249
10,576	Quality Systems, Inc.*	166,360
3,115	Simulations Plus, Inc.	48,283

		1,057,906

Hotels, Restaurants & Leisure (3.3%):
16,311	Belmond, Ltd., Class A*	222,645
2	Biglari Holdings, Inc.*	667
3,469	BJ’s Restaurants, Inc.*	105,631
15,319	Bloomin’ Brands, Inc.^	269,614
3,172	Bob Evans Farms, Inc.	245,862
3,066	Bravo Brio Restaurant Group, Inc.*	6,975
2,784	Brinker International, Inc.^	88,698
2,429	Buffalo Wild Wings, Inc.*	256,745
5,874	Caesars Entertainment Corp.*^	78,418
4,497	Carrols Restaurant Group, Inc.*	49,017
4,585	Century Casinos, Inc.*	37,643
6,693	Cheesecake Factory, Inc. (The)^	281,909
3,482	Choice Hotels International, Inc.	222,500
2,799	Chuy’s Holdings, Inc.*	58,919
3,275	Dave & Buster’s Entertainment, Inc.*	171,872
4,454	Del Frisco’s Restaurant Group, Inc.*	64,806
2,980	del Taco Restaurants, Inc.*	45,713
11,187	Denny’s Corp.*	139,278
2,313	DineEquity, Inc.	99,413
3,712	Dover Motorsports, Inc.	7,610
3,973	Drive Shack, Inc.	14,343
2,394	El Pollo Loco Holdings, Inc.*	29,087
1,421	Famous Dave’s of America, Inc.*	5,755
4,357	Fiesta Restaurant Group, Inc.*	82,783
378	Flanigan’s Enterprises, Inc.	9,204
608	Habit Restaurants, Inc. (The), Class A*	7,934
11,024	Ilg, Inc.	294,672
3,548	Jack in the Box, Inc.	361,612
921	Jamba, Inc.*	7,957
1,168	Kona Grill, Inc.*	4,438
6,975	La Quinta Holdings, Inc.*	122,063
2,108	Lindblad Expeditions Holdings, Inc.*	22,556
5,681	Luby’s, Inc.*	15,055
465	Marcus Corp.	12,881
4,364	Marriott Vacations Worldwide Corp.^	543,448
843	Nathans Famous, Inc.*	62,340
5,384	Papa John’s International, Inc.^	393,409
4,486	Penn National Gaming, Inc.*^	104,928
2,612	Pinnacle Entertainment, Inc.*^	55,662
4,298	Planet Fitness, Inc.^	115,960
3,185	Potbelly Corp.*^	39,494
2,069	RCI Hospitality Holdings, Inc.	51,208
3,634	Red Lion Hotels Corp.*^	31,434
2,030	Red Robin Gourmet Burgers*^	136,010
18,001	Ruby Tuesday, Inc.*	38,522
5,152	Ruth’s Hospitality Group, Inc.	107,934
4,134	Scientific Games Corp., Class A*^	189,544
7,183	SeaWorld Entertainment, Inc.*^	93,307
788	Shake Shack, Inc., Class A*^	26,185
6,739	Sonic Corp.^	171,508
6,549	Speedway Motorsports, Inc.	139,494
8,216	Texas Roadhouse, Inc.^	403,733
4,346	Town Sports International Holdings, Inc.*	30,422
21,984	Wendy’s Co. (The)^	341,412

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,153	Wingstop, Inc.^	$71,587

		6,591,816

Household Durables (2.1%):
496	Av Homes, Inc.*^	8,506
1,317	CalAtlantic Group, Inc.^	48,242
1,565	Cavco Industries, Inc.*	230,916
786	Century Communities, Inc.*	19,414
3,024	Dixie Group, Inc. (The)*	12,096
4,218	Ethan Allen Interiors, Inc.^	136,663
820	Flexsteel Industries, Inc.	41,574
3,162	Helen of Troy, Ltd.*	306,398
370	Hooker Furniture Corp.	17,668
7,411	Hovnanian Enterprises, Inc., Class A*	14,303
2,905	Installed Building Products, Inc.*	188,244
4,589	iRobot Corp.*^	353,627
12,052	KB Home^	290,694
1,138	Koss Corp.*^	1,707
6,113	La-Z-Boy, Inc.	164,440
924	LGI Homes, Inc.*	44,879
4,396	Libbey, Inc.	40,707
2,522	Lifetime Brands, Inc.	46,153
7,354	M.D.C. Holdings, Inc.	244,226
4,157	M/I Homes, Inc.*	111,117
6,186	Meritage Corp.*	274,658
723	P & F Industries, Inc., Class A	5,235
1,301	Skyline Corp.*	15,729
3,040	Stanley Furniture Co., Inc.	3,587
5,242	Taylor Morrison Home Corp., Class A*	115,586
2,725	Tempur Sealy International, Inc.*	175,817
2,041	TopBuild Corp.*	133,012
24,718	TRI Pointe Homes, Inc.*^	341,355
4,563	Tupperware Brands Corp.	282,085
2,325	Universal Electronics, Inc.*	147,405
4,639	William Lyon Homes, Class A*	106,651
5,426	Zagg, Inc.*	85,460

		4,008,154

Household Products (0.4%):
1,115	Central Garden & Pet Co.*	43,307
3,036	Central Garden & Pet Co., Class A*	112,909
3,445	Energizer Holdings, Inc.^	158,642
11,054	HRG Group, Inc.*	172,553
1,767	Ocean Bio-Chem, Inc.	8,923
940	Oil-Dri Corp.	45,994
1,648	Orchids Paper Products Co.	23,204
2,171	WD-40 Co.^	242,935

		808,467

Independent Power & Renewable Electricity Producers (0.6%):
22,978	Atlantic Power Corp.*	56,296
506	Atlantica Yield plc	9,968
12,254	Dynegy, Inc.*^	119,967
3,724	NRG Yield, Inc., Class A	70,644
5,480	NRG Yield, Inc., Class C^	105,764
7,214	Ormat Technologies, Inc.	440,414
10,283	Pattern Energy Group, Inc.^	247,820
3,630	TerraForm Power, Inc., Class A*	47,989
5,942	Vivint Solar, Inc.*^	20,203

		1,119,065

Industrial Conglomerates (0.1%):
7,017	Raven Industries, Inc.	227,351

Insurance (2.8%):
8,008	AMBAC Financial Group, Inc.*(a)	138,218

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
13,045	American Equity Investment Life Holding Co.	$379,348
1,653	American National Insurance Co.	195,186
2,876	Amerisafe, Inc.^	167,383
4,675	AmTrust Financial Services^	62,926
4,281	Argo Group International Holdings, Ltd.	263,282
8,089	Aspen Insurance Holdings, Ltd.	326,795
180	Baldwin & Lyons, Inc., Class A	4,010
8,209	Citizens, Inc.*^	60,336
3,445	Crawford & Co.	41,202
4,636	Crawford & Co., Class A	44,413
2,691	Donegal Group, Inc., Class A	43,406
2,004	eHealth, Inc.*	47,876
3,293	EMC Insurance Group, Inc.	92,698
5,530	Employers Holdings, Inc.	251,339
656	Enstar Group, Ltd.*	145,862
2,939	FBL Financial Group, Inc., Class A	218,956
2,611	Federated National Holding Co.	40,758
4,344	First Acceptance Corp.*	4,648
10,826	Genworth Financial, Inc., Class A*	41,680
1,050	Global Indemnity, Ltd.*^	44,520
4,955	Greenlight Capital Re, Ltd.*	107,276
3,636	Hallmark Financial Services, Inc.*	42,214
1,470	HCI Group, Inc.	56,228
414	Health Insurance Innovations, Inc.*	6,003
569	Heritage Insurance Holdings, Inc.^	7,516
2,823	Independence Holding Co.	71,281
379	Investors Title Co.	67,868
2,048	Kemper Corp.	108,544
1,473	Kingstone Co., Inc.	24,010
12,677	Maiden Holdings, Ltd.^	100,782
18,599	MBIA, Inc.*^	161,811
2,096	Mercury General Corp.^	118,822
4,062	National General Holdings Corp.	77,625
588	National Western Life Group, Inc., Class A	205,212
3,304	Primerica, Inc.	269,440
7,274	ProAssurance Corp.	397,523
6,548	RLI Corp.^	375,592
513	Safety Insurance Group, Inc.	39,142
2,048	Selective Insurance Group, Inc.	110,285
5,250	State Auto Financial Corp.	137,708
1,618	State National Companies, Inc.	33,962
3,277	Stewart Information Services Corp.	123,740
204	The National Security Group, Inc.	2,583
2,083	Third Point Reinsurance, Ltd.*^	32,495
4,002	United Insurance Holdings Co.	65,233
6,039	Universal Insurance Holdings, Inc.	138,897

		5,496,634

Internet & Direct Marketing Retail (0.6%):
6,186	1-800 Flowers.com, Inc., Class A*	60,932
3,666	CafePress, Inc.*	6,635
1,840	FTD Cos., Inc.*	23,994
2,799	Groupon, Inc.*^	14,555
1,784	HSN, Inc.^	69,665
1,300	Lands’ End, Inc.*	17,160
595	Liberty Expedia Holdings, Class A*	31,600
9,267	Liberty TripAdvisor Holdings, Inc., Class A*	114,447
4,721	Nutri/System, Inc.^	263,905
4,189	Overstock.com, Inc.*	124,413
3,081	PetMed Express, Inc.^	102,135
5,389	Shutterfly, Inc.*^	261,259
1,880	US Auto Parts Network, Inc.*	5,433

		1,096,133

Shares		Fair Value
Common Stocks, continued
Internet Software & Services (1.3%):
5,748	Actua Corp.*	$87,944
3,832	Angie’s List, Inc.*	47,747
778	Bankrate, Inc.*	10,853
3,300	Bazaarvoice, Inc.*	16,335
1,300	Blucora, Inc.*	32,890
4,575	Carbonite, Inc.*	100,650
3,666	Cars.com, Inc.*^	97,552
3,782	Cimpress NV*	369,351
701	CommerceHub, Inc., Series A*	15,822
6,181	DHI Group, Inc.*	16,071
1,258	Endurance International Group Holdings, Inc.*	10,316
691	Envestnet, Inc.*	35,241
4,964	GTT Communications, Inc.*^	157,111
12,029	Internap Network Services Corp.*	52,326
4,991	Inuvo, Inc.*	4,966
1,459	j2 Global, Inc.^	107,791
3,938	Leaf Group, Ltd.*	27,172
18,673	Limelight Networks, Inc.*	74,132
3,018	Liquidity Services, Inc.*^	17,806
6,655	Marchex, Inc., Class B*	20,564
8,730	NIC, Inc.	149,720
3,492	Numerex Corp., Class A*	13,270
8,938	QuinStreet, Inc.*	65,694
1,839	Qumu Corp.*	5,535
7,302	RealNetworks, Inc.*	35,050
2,319	Reis, Inc.	41,742
4,549	Shutterstock, Inc.*^	151,436
1,743	Stamps.com, Inc.*	353,218
5,449	Synacor, Inc.*	14,712
4,651	TechTarget*	55,533
8,928	Telaria, Inc.*	38,926
7,131	The Meet Group, Inc. (The)*^	25,957
2,773	Travelzoo, Inc.*	23,848
7,161	Web.com Group, Inc.*	179,025
2,184	XO Group, Inc.*	42,959
6,743	YuMe, Inc.	31,220

		2,530,485

IT Services (2.0%):
10,223	Acxiom Corp.*	251,895
7,223	Blackhawk Network Holdings, Inc.*^	316,367
2,092	CACI International, Inc., Class A*	291,520
5,955	Cardtronics plc*	137,025
1,787	Cass Information Systems, Inc.^	113,367
15,807	Conduent, Inc.*	247,696
3,848	Convergys Corp.^	99,625
2,654	CoreLogic, Inc.*	122,668
4,402	CSG Systems International, Inc.	176,520
758	CSP, Inc.	8,308
384	DST Systems, Inc.	21,074
9,167	Everi Holdings, Inc.*	69,578
4,219	Exlservice Holdings, Inc.*	246,052
3,140	Forrester Research, Inc.	131,409
4,599	Hackett Group, Inc. (The)	69,859
2,498	Innodata, Inc.*	3,747
790	Luxoft Holding, Inc.*	37,762
3,081	ManTech International Corp., Class A	136,026
10,553	ModusLink Global Solutions, Inc.*	19,840
6,208	MoneyGram International, Inc.*	100,011
5,127	Perficient, Inc.*	100,848
3,168	PFSweb, Inc.*	26,453
10,381	Planet Payment, Inc.*	44,534

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
5,456	Science Applications International Corp.	$364,734
8,429	Servicesource International, Inc.*	29,164
1,555	StarTek, Inc.*	18,271
5,434	Sykes Enterprises, Inc.*	158,455
2,617	Syntel, Inc.^	51,424
5,956	TeleTech Holdings, Inc.	248,663
5,724	Travelport Worldwide, Ltd.	89,867
7,332	Unisys Corp.*^	62,322
4,150	Virtusa Corp.*	156,787

		3,951,871

Leisure Products (0.4%):
8,017	American Outdoor Brands Corp.*^	122,259
7,292	Callaway Golf Co.	105,224
2,916	Escalade, Inc.	39,658
2,447	JAKKS Pacific, Inc.*^	7,341
230	Johnson Outdoors, Inc., Class A	16,854
1,196	Malibu Boats, Inc.*	37,841
2,419	Marine Products Corp.	38,825
4,982	Nautilus Group, Inc.*^	84,196
2,637	Sturm, Ruger & Co., Inc.	136,333
8,489	Vista Outdoor, Inc.*^	194,738

		783,269

Life Sciences Tools & Services (0.4%):
1,820	Bruker Corp.	54,145
5,004	Cambrex Corp.*^	275,220
682	Charles River Laboratories International, Inc.*	73,670
7,407	Enzo Biochem, Inc.*	77,551
7,018	Harvard Bioscience, Inc.*	26,318
7,462	Luminex Corp.	151,702
1,310	Neogenomics, Inc.*^	14,580
1,737	PAREXEL International Corp.*	152,995

		826,181

Machinery (5.5%):
8,040	Actuant Corp., Class A^	205,824
125	Alamo Group, Inc.	13,421
4,390	Albany International Corp., Class A	251,986
4,536	Altra Industrial Motion Corp.	218,182
1,200	American Railcar Industries	46,320
1,974	ARC Group Worldwide, Inc.*	4,639
806	Art’s-Way Manufacturing Co.*	1,934
3,255	Astec Industries, Inc.	182,313
7,867	Barnes Group, Inc.	554,150
1,300	Briggs & Stratton Corp.	30,550
5,149	Chart Industries, Inc.*^	201,995
2,689	CIRCOR International, Inc.^	146,362
3,780	Columbus McKinnon Corp.	143,149
5,525	Commercial Vehicle Group, Inc.*	40,609
1,676	Dmc Global, Inc.^	28,324
4,090	Douglas Dynamics, Inc.	161,146
500	Eastern Co. (The)	14,350
3,312	EnPro Industries, Inc.	266,715
4,153	ESCO Technologies, Inc.	248,972
9,840	Federal Signal Corp.	209,395
7,163	Franklin Electric Co., Inc.	321,261
2,281	FreightCar America, Inc.	44,616
1,765	Gencor Industries, Inc.*	31,152
3,572	Global Brass & Copper Holdings, Inc.	120,734
4,496	Gorman-Rupp Co. (The)	146,435
459	Graham Corp.	9,561
3,586	Greenbrier Cos, Inc.^	172,666
2,410	Hardinge, Inc.	36,801
12,487	Harsco Corp.*	260,978

Shares		Fair Value
Common Stocks, continued
Machinery, continued
8,780	Hillenbrand, Inc.	$341,103
1,212	Hurco Cos, Inc.	50,419
2,157	Hyster-Yale Materials Handling, Inc., Class A	164,881
2,377	ITT, Inc.	105,230
4,544	John Bean Technologies Corp.^	459,398
9,594	Kennametal, Inc.	387,022
143	Key Technology, Inc.*	2,701
2,094	L.B. Foster Co., Class A*^	47,639
1,368	Lindsay Corp.	125,719
829	Lydall, Inc.*	47,502
3,228	Manitex International, Inc.*	28,987
21,093	Manitowoc Co., Inc. (The)*	189,837
14,363	Meritor, Inc.*^	373,582
9,004	Mueller Industries, Inc.	314,690
23,949	Mueller Water Products, Inc., Class A	306,547
5,070	Navistar International Corp.*	223,435
3,562	NN, Inc.	103,298
738	Omega Flex, Inc.	53,018
3,573	Proto Labs, Inc.*^	286,912
3,727	RBC Bearings, Inc.*	466,434
14,208	Rexnord Corp.*	361,025
1,692	SPX Corp.*	49,643
1,085	SPX FLOW, Inc.*	41,838
2,098	Standex International Corp.	222,808
4,643	Sun Hydraulics Corp.^	250,722
466	Taylor Devices, Inc.*	5,457
2,754	Tennant Co.	182,315
9,270	Terex Corp.^	417,335
800	The Exone Co.*^	9,088
3,690	Timken Co.	179,150
9,913	Titan International, Inc.	100,617
6,807	TriMas Corp.*	183,789
1,747	Twin Disc, Inc.*	32,512
9,504	Wabash National Corp.^	216,881
3,816	Watts Water Technologies, Inc., Class A	264,067
18,993	Welbilt, Inc.*^	437,789
662	Woodward, Inc.	51,378
572	WSI Industries, Inc.*	1,888
3,110	Xerium Technologies, Inc.*	14,866

		11,216,062

Marine (0.2%):
2,541	Kirby Corp.*^	167,579
7,024	Matson, Inc.	197,936

		365,515

Media (1.7%):
3,904	A.H. Belo Corp., Class A	17,958
3,922	AMC Entertainment Holdings, Inc., Class A^	57,653
2,527	Ballantyne Strong, Inc.*	15,415
478	Beasley Broadcast Group, Inc., Class A	5,593
27,534	Central Eurpoean Media Enterprises*	111,513
229	Daily Journal Corp.*^	50,062
10,779	E.W. Scripps Co. (The), Class A*^	205,987
6,123	Entercom Communications Corp.^	70,108
11,865	Entravision Communications Corp., Class A	67,631
2,242	Eros International plc*^	32,061
4,669	Gannett Co., Inc.^	42,021
338	Global Eagle Entertainment, Inc.*^	1,156
8,641	Gray Television, Inc.*^	135,664

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
12,577	Harte-Hanks, Inc.*	$13,457
2,892	Hemisphere Media Group*	34,559
1,045	Imax Corp.*^	23,669
2,441	Insignia Systems, Inc.	2,636
4,052	John Wiley & Sons, Inc., Class A	216,782
10,454	Lee Enterprises, Inc.*	22,999
372	McClatchy Co., Class A*^	2,749
5,619	Meredith Corp.^	311,855
3,571	MSG Networks, Inc., Class A*^	75,705
10,941	National CineMedia, Inc.	76,368
827	New Media Investment Group, Inc.	12,231
25,122	New York Times Co. (The), Class A^	492,391
7,050	Nexstar Broadcasting Group, Inc., Class A^	439,215
4,315	Reading International, Inc., Class A*	67,832
11,356	Regal Entertainment Group, Class A^	181,696
1,017	Scholastic Corp.^	37,832
8,414	Sinclair Broadcast Group, Inc., Class A^	269,669
13,453	Time, Inc.	181,616
1,170	Tribune Media Co., Class A	47,806
8,158	Urban One, Inc.*	13,461
1,858	World Wrestling Entertainment, Inc., Class A^	43,756

		3,381,106

Metals & Mining (1.3%):
23,109	AK Steel Holding Corp.*^	129,179
4,912	Allegheny Technologies, Inc.*^	117,397
2,124	Ampco-Pittsburgh Corp.	36,958
6,694	Carpenter Technology Corp.^	321,512
3,100	Century Aluminum Co.*^	51,398
21,148	Cleveland-Cliffs, Inc.*	151,208
7,283	Coeur d’Alene Mines Corp.*	66,931
15,951	Commercial Metals Co.	303,547
4,543	Compass Minerals International, Inc.^	294,840
13,641	Ferroglobe plc(a)	179,515
1,805	Gold Resource Corp.	6,769
1,510	Handy & Harman, Ltd.*	49,151
1,557	Haynes International, Inc.	55,912
54,581	Hecla Mining Co.	273,996
931	Kaiser Aluminum Corp.^	96,023
4,126	Materion Corp.	178,037
9,373	McEwen Mining, Inc.	18,277
1,956	Ryerson Holding Corp.*	21,223
1,487	Schnitzer Steel Industries, Inc., Class A	41,859
3,318	SunCoke Energy, Inc.*^	30,327
1,789	Synalloy Corp.*	22,363
4,467	TimkenSteel Corp.*^	73,706
1,458	Universal Stainless & Alloy Products, Inc.*	30,399
2,441	Worthington Industries, Inc.	112,286

		2,662,813

Multiline Retail (0.3%):
6,815	Big Lots, Inc.^	365,080
654	Dillard’s, Inc., Class A^	36,670
800	Fred’s, Inc.^	5,152
39,798	J.C. Penney Co., Inc.*^	151,630
2,545	Ollie’s Bargain Outlet Holdings, Inc.*^	118,088
5,314	Tuesday Morning Corp.*	17,005

		693,625

Shares		Fair Value
Common Stocks, continued
Multi-Utilities (0.7%):
8,048	Avista Corp.	$416,645
5,171	Black Hills Corp.^	356,127
6,986	NorthWestern Corp.	397,783
2,614	Unitil Corp.	129,288

		1,299,843

Oil, Gas & Consumable Fuels (2.3%):
816	Adams Resources & Energy, Inc.	33,864
6,000	Approach Resources, Inc.*	15,060
1,367	Arch Coal, Inc.^	98,069
901	Barnwell Industries, Inc.*	1,622
9,079	Bill Barrett Corp.*	38,949
360	Bonanza Creek Energy, Inc.*	11,876
1,697	California Resources Corp.*^	17,751
10,631	Callon Petroleum Co.*^	119,492
16,914	Clean Energy Fuel Corp.*	41,947
8,098	Cloud Peak Energy, Inc.*	29,639
16,130	CONSOL Energy, Inc.*^	273,242
1,914	Contango Oil & Gas Co.*	9,627
10,065	Delek US Holdings, Inc.	269,037
39,156	Denbury Resources, Inc.*^	52,469
16,266	DHT Holdings, Inc.	64,739
1,100	Dorian LPG, Ltd.*	7,502
416	Earthstone Energy, Inc.*^	4,572
4,363	Eclipse Resources Corp.*	10,908
8,619	Enlink Midstream LLC^	148,678
12,047	EP Energy Corp., Class A*^	39,273
2,943	Evolution Petroleum Corp.	21,190
13,216	Gaslog, Ltd.^	230,619
1,561	Green Plains Renewable Energy, Inc.	31,454
6,335	Gulfport Energy Corp.*^	90,844
5,504	Hallador Energy Co.	31,483
8,274	Jones Energy, Inc., Class A*^	15,886
34,496	Kosmos Energy LLC*^	274,587
14,513	Laredo Petroleum Holdings, Inc.*^	187,653
5,807	Matador Resources Co.*^	157,660
12,361	Nordic American Tankers, Ltd.^	66,008
16,333	Oasis Petroleum, Inc.*^	148,957
4,913	Pacific Ethanol, Inc.*	27,267
3,313	Panhandle Oil & Gas, Inc., Class A	78,849
1,648	Par Pacific Holdings, Inc.*	34,278
12,598	PBF Energy, Inc., Class A^	347,832
3,833	PDC Energy, Inc.*	187,932
7,441	Peabody Energy Corp.*	215,863
266	Penn Virginia Corp.*	10,635
6	PrimeEnergy Corp.*(a)	272
3,285	QEP Resources, Inc.*	28,152
6,030	Renewable Energy Group, Inc.*^	73,265
3,561	Ring Energy, Inc.*^	51,599
600	SandRidge Energy, Inc.*	12,054
28,682	Scorpio Tankers, Inc.^	98,379
4,107	SemGroup Corp., Class A^	118,076
12,619	Ship Finance International^	182,976
3,446	SM Energy Co.	61,132
10,401	Southwestern Energy Co.*	63,550
23,009	SRC Energy, Inc.*^	222,497
400	Stone Energy Corp.*	11,624
1,980	Teekay Shipping Corp.^	17,681
18,909	Teekay Tankers, Ltd.	30,633
9,332	Ultra Petroleum Corp.*	80,908
6,497	W&T Offshore, Inc.*	19,816
3,500	Westmoreland Coal Co.*	8,925
20,468	Whiting Petroleum Corp.*	111,755
2,377	World Fuel Services Corp.	80,604

		4,721,211

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (1.1%):
5,866	Boise Cascade Co.*	$204,723
2,630	Clearwater Paper Corp.*	129,528
2,095	Deltic Timber Corp.^	185,261
8,287	Domtar Corp.	359,573
15,270	KapStone Paper & Packaging Corp.	328,152
13,447	Louisiana-Pacific Corp.*	364,145
8,641	Mercer International, Inc.	102,396
2,748	Neenah Paper, Inc.	235,091
1,455	P.H. Glatfelter Co.	28,300
15,494	Resolute Forest Products*	78,245
4,885	Schweitzer-Mauduit International, Inc.	202,532

		2,217,946

Personal Products (0.5%):
27,730	Avon Products, Inc.*	64,611
1,214	CCA Industries, Inc.*	4,067
5,186	Inter Parfums, Inc.	213,922
900	Lifevantage Corp.*	3,798
537	Mannatech, Inc.	7,625
2,284	Medifast, Inc.	135,601
1,387	Natural Alternatives International, Inc.*^	14,772
369	Natural Health Trends Corp.	8,819
3,757	Natures Sunshine Products, Inc.^	38,134
2,622	Nu Skin Enterprises, Inc., Class A^	161,201
6,562	Revlon, Inc.*^	161,097
340	United-Guardian, Inc.	6,392
3,463	Usana Health Sciences, Inc.*^	199,815

		1,019,854

Pharmaceuticals (1.0%):
2,163	Akorn, Inc.*	71,790
2,076	Amphastar Pharmaceuticals, Inc.*	37,098
1,566	ANI Pharmaceuticals, Inc.*	82,199
1,496	Aratana Therapeutics, Inc.*	9,170
4,790	Catalent, Inc.*	191,217
3,415	Cumberland Pharmaceuticals, Inc.*	24,110
4,744	DepoMed, Inc.*^	27,468
469	Dermira, Inc.*^	12,663
10,521	Endo International plc*	90,112
8,459	Endocyte, Inc.*	11,927
371	Heska Corp.*	32,681
10,506	Horizon Pharma plc*^	133,216
1,722	Impax Laboratories, Inc.*	34,957
4,468	Innoviva, Inc.*^	63,088
1,879	Intra-Cellular Therapies, Inc.*	29,651
2,063	Juniper Pharmaceuticals, Inc.*	9,387
6,034	Lannett Co., Inc.*^	111,327
2,617	Lipocine, Inc.*^	10,389
2,153	Mallinckrodt PLC*^	80,458
859	Phibro Animal Health Corp., Class A	31,826
7,676	Prestige Brands Holdings, Inc.*^	384,492
9,367	Sciclone Pharmaceuticals, Inc.*	104,910
8,258	Sucampo Pharmaceuticals, Inc., Class A*^	97,444
5,788	Supernus Pharmaceuticals, Inc.*^	231,521
1,949	Tetraphase Pharmaceuticals, Inc.*	13,331
2,286	Zogenix, Inc.*^	80,124

		2,006,556

Professional Services (1.8%):
1,888	Acacia Research Corp.*	8,590
5,621	Advisory Board Co. (The)*	301,426
1,199	Barrett Business Services, Inc.	67,779
8,272	CBIZ, Inc.*	134,420
490	CRA International, Inc.	20,115
4,213	Exponent, Inc.	311,341

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
3,126	Franklin Covey Co.*	$63,458
6,325	FTI Consulting, Inc.*^	224,411
3,229	GP Strategies Corp.*	99,615
2,274	Heidrick & Struggles International, Inc.	48,095
9,494	Hill International, Inc.*	45,097
3,372	Huron Consulting Group, Inc.*	115,660
3,423	ICF International, Inc.*	184,671
3,273	Insperity, Inc.	288,024
1,000	Kelly Services, Inc., Class A	25,090
5,603	Kforce, Inc.	113,181
8,105	Korn/Ferry International	319,579
666	Mastech Holdings, Inc.*	8,511
4,881	Mistras Group, Inc.*	100,061
6,221	Navigant Consulting, Inc.*	105,259
7,785	On Assignment, Inc.*	417,898
5,377	Resources Connection, Inc.	74,740
7,702	RPX Corp.*	102,283
3,165	TriNet Group, Inc.*	106,407
6,895	Trueblue, Inc.*	154,793
4,212	Volt Information Sciences, Inc.*	13,268
1,576	Willdan Group, Inc.*	51,157

		3,504,929

Real Estate Management & Development (0.8%):
7,943	Alexander & Baldwin, Inc.	367,998
2,400	Altisource Portfolio Solutions*	62,087
395	CKX Lands, Inc.	4,187
1,120	Consolidated-Tomoka Land Co.	67,278
6,308	Forestar Group, Inc.*(b)	108,498
232	FRP Holdings, Inc.*	10,498
376	Griffin Industrial Realty, Inc.	13,668
6,592	HFF, Inc., Class A	260,780
10	J.W. Mays, Inc.*	391
5,185	Kennedy-Wilson Holdings, Inc.^	96,182
5,387	Marcus & Millichap, Inc.*	145,395
1,035	Maui Land & Pineapple Co.*	14,438
308	Stratus Properties, Inc.	9,332
4,276	Tejon Ranch Co.*	90,224
1,076	The RMR Group, Inc., Class A	55,253
2,700	The St. Joe Co.*	50,895

		1,357,104

Road & Rail (1.4%):
1,803	ArcBest Corp.	60,310
9,143	Avis Budget Group, Inc.*^	347,983
4,522	Celadon Group, Inc.	30,524
2,970	Covenant Transportation Group, Inc., Class A*^	86,071
13,610	Heartland Express, Inc.	341,339
13,516	Knight-Swift Transportation Holdings, Inc.^	561,589
2,916	Landstar System, Inc.	290,579
1,700	Marten Transport, Ltd.	34,935
7,221	Roadrunner Transportation System, Inc.*	68,816
598	Ryder System, Inc.	50,561
4,204	Saia, Inc.*	263,381
4,455	Universal Truckload Services, Inc.	91,105
1,872	USA Truck, Inc.*	26,302
10,586	Werner Enterprises, Inc.^	386,918
6,473	YRC Worldwide, Inc.*	89,327

		2,729,740

Semiconductors & Semiconductor Equipment (3.4%):
4,922	Advanced Energy Industries, Inc.*	397,501

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
3,814	Alpha & Omega Semiconductor, Ltd.*	$62,893
1,056	Ambarella, Inc.*^	51,755
30,273	Amkor Technology, Inc.*	319,380
1,301	Amtech Systems, Inc.*	15,586
4,245	Axcelis Technologies, Inc.*	116,101
2,777	AXT, Inc.*	25,410
2,314	Brooks Automation, Inc.	70,253
3,230	Cabot Microelectronics Corp.	258,174
1,462	CEVA, Inc.*	62,574
5,549	Cirrus Logic, Inc.*	295,873
4,840	Cohu, Inc.	115,386
7,781	Cree, Inc.*^	219,346
522	Cyberoptics Corp.*	8,483
6,488	Diodes, Inc.*	194,186
4,185	DSP Group, Inc.*	54,405
13,432	Entegris, Inc.*	387,513
781	First Solar, Inc.*	35,832
9,457	FormFactor, Inc.*	159,350
4,679	GSI Technology, Inc.*	34,016
1,201	Inphi Corp.*^	47,668
16,000	Integrated Device Technology, Inc.*^	425,279
1,349	inTest Corp.*	11,197
5,974	IXYS Corp.*	141,584
12,127	Kopin Corp.*^	50,570
9,031	Kulicke & Soffa Industries, Inc.*	194,799
17,231	Lattice Semiconductor Corp.*	89,774
1,636	MagnaChip Semiconductor Corp.*	18,569
4,333	MaxLinear, Inc., Class A*^	102,909
5,552	MKS Instruments, Inc.	524,385
4,011	Nanometrics, Inc.*	115,517
6,163	Neophotonics Corp.*^	34,266
807	NVE Corp.	63,729
4,804	PDF Solutions, Inc.*^	74,414
11,404	Photronics, Inc.*	100,925
2,109	Pixelworks, Inc.*	9,933
3,570	Power Integrations, Inc.	261,324
14,893	Rambus, Inc.*	198,822
5,028	Rudolph Technologies, Inc.*	132,236
2,280	Semtech Corp.*	85,614
6,339	Sigma Designs, Inc.*	39,936
5,340	Silicon Laboratories, Inc.*	426,665
586	Sunpower Corp.*^	4,272
2,469	Synaptics, Inc.*^	96,735
5,213	Ultra Clean Holdings, Inc.*^	159,622
6,109	Veeco Instruments, Inc.*^	130,733
3,045	Versum Materials, Inc.	118,207
10,031	Xcerra Corp.*	98,805
6,535	Xperi Corp.^	165,336

		6,807,842

Software (2.1%):
14,742	ACI Worldwide, Inc.*	335,822
4,794	American Software, Inc., Class A	54,460
1,107	Aspen Technology, Inc.*	69,531
935	Asure Software, Inc.*	11,613
2,785	Aware, Inc.*	12,950
7,393	Barracuda Networks, Inc.*	179,132
2,883	Blackbaud, Inc.^	253,127
2,350	BSQUARE Corp.*	12,220
1,750	Datawatch Corp.*	20,213
3,842	Ebix, Inc.^	250,691
1,228	Ellie Mae, Inc.*^	100,856
2,049	Evolving Systems, Inc.*	9,938
1,328	Fair Isaac Corp.	186,584
5,614	Finjan Holdings, Inc.*^	13,193

Shares		Fair Value
Common Stocks, continued
Software, continued
4,113	GlobalSCAPE, Inc.	$15,753
595	Globant SA*^	23,842
4,000	Glu Mobile, Inc.*	15,040
1,789	Manhattan Associates, Inc.*^	74,369
562	MicroStrategy, Inc., Class A*	71,773
5,566	Monotype Imaging Holdings, Inc.	107,146
2,185	Paycom Software, Inc.*^	163,788
9,272	Pegasystems, Inc.	534,530
6,260	Progress Software Corp.	238,944
2,878	QAD, Inc.	98,859
1,490	Qualys, Inc.*	77,182
4,646	RealPage, Inc.*	185,375
2,886	Rubicon Project, Inc.*	11,227
6,367	SeaChange International, Inc.*	17,446
1,166	Silver Spring Networks, Inc.*^	18,854
6,375	Synchronoss Technologies, Inc.*	59,479
7,906	Telenav, Inc.*	50,203
16,342	TiVo Corp.	324,389
5,507	VASCO Data Security International, Inc.*	66,359
3,726	Verint Systems, Inc.*	155,933
1,473	Zedge, Inc., Class B*	2,828
1,895	Zix Corp.*	9,267
113,139	Zynga, Inc.*	427,664

		4,260,580

Specialty Retail (3.2%):
9,996	Aaron’s, Inc.	436,125
3,905	Abercrombie & Fitch Co., Class A^	56,388
12,099	American Eagle Outfitters, Inc.^	173,016
1,626	America’s Car Mart, Inc.*	66,869
3,300	Asbury Automotive Group, Inc.*	201,630
26,427	Ascena Retail Group, Inc.*	64,746
7,305	Barnes & Noble Education, Inc.*	47,556
11,581	Barnes & Noble, Inc.	88,016
4,102	Big 5 Sporting Goods Corp.^	31,380
3,574	Boot Barn Holdings, Inc.*	31,809
1,732	Build-A-Bear Workshop, Inc.*^	15,848
6,983	Caleres, Inc.	213,121
5,093	Cato Corp., Class A^	67,380
19,215	Chico’s FAS, Inc.^	171,974
2,663	Children’s Place Retail Stores, Inc. (The)^	314,633
7,062	Christopher & Banks Corp.*	9,604
2,910	Citi Trends, Inc.	57,822
4,898	Conn’s, Inc.*^	137,879
2,917	Destination Maternity Corp.*	4,871
10,159	Destination XL Group, Inc.*	19,302
2,202	Dick’s Sporting Goods, Inc.^	59,476
8,084	DSW, Inc., Class A^	173,644
13,584	Express, Inc.*	91,828
4,871	Finish Line, Inc. (The), Class A^	58,598
7,600	Five Below, Inc.*^	417,088
7,915	Francesca’s Holdings Corp.*	58,254
5,741	GameStop Corp., Class A^	118,609
3,363	Genesco, Inc.*	89,456
693	Group 1 Automotive, Inc.	50,215
11,356	Guess?, Inc.^	193,393
2,764	Haverty Furniture Cos., Inc.	72,279
3,790	Hibbett Sports, Inc.*^	54,008
3,206	Kirkland’s, Inc.*	36,645
3,560	Lithia Motors, Inc., Class A^	428,304
1,529	Lumber Liquidators Holdings, Inc.*	59,600
3,611	MarineMax, Inc.*^	59,762
3,180	Michaels Cos., Inc. (The)*^	68,275
4,983	Monro Muffler Brake, Inc.^	279,297

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
4,397	Murphy U.S.A., Inc.*^	$303,393
11,726	New York & Co.*	24,390
42,056	Office Depot, Inc.	190,934
3,403	Party City Holdco, Inc.*	46,111
2,620	Penske Automotive Group, Inc.	124,633
11,557	Pier 1 Imports, Inc.	48,424
1,537	Rent-A-Center, Inc.	17,645
7,432	Sally Beauty Holdings, Inc.*^	145,519
6,706	Select Comfort Corp.*^	208,221
4,654	Sonic Automotive, Inc., Class A^	94,942
2,363	Sportsman’s Warehouse Holdings, Inc.*	10,657
8,364	Stein Mart, Inc.^	10,873
884	Tailored Brands, Inc.^	12,765
289	Tandy Leather Factory, Inc.*	2,283
6,734	The Buckle, Inc.^	113,468
8,543	The Container Store Group, Inc.*	35,966
7,392	The Tile Shop Holdings, Inc.^	93,878
2,271	Tilly’s, Inc.	27,229
737	Trans World Entertainment Corp.*	1,474
2,621	Urban Outfitters, Inc.*	62,642
4,282	Vitamin Shoppe, Inc.*	22,909
727	Winmark Corp.	95,782
3,700	Zumiez, Inc.*^	66,970

		6,339,808

Technology Hardware, Storage & Peripherals (0.4%):
3,723	3D Systems Corp.*^	49,851
1,308	Astro-Med, Inc.	16,939
7,288	Avid Technology, Inc.*	33,088
1,901	Concurrent Computer Corp.	11,406
1,813	Cray, Inc.*	35,263
4,887	Diebold, Inc.^	111,668
7,170	Eastman Kodak Co.*^	52,700
5,656	Electronics for Imaging, Inc.*^	241,397
1,544	Quantum Corp.*	9,449
2,458	Stratasys, Ltd.*^	56,829
5,858	Super Micro Computer, Inc.*^	129,461
1,590	TransAct Technologies, Inc.^	15,503

		763,554

Textiles, Apparel & Luxury Goods (0.9%):
1,716	Cherokee, Inc.*	4,719
8,448	Crocs, Inc.*	81,946
2,291	Culp, Inc.	75,030
4,229	Deckers Outdoor Corp.*	289,305
6,596	G-III Apparel Group, Ltd.*^	191,416
7,140	Iconix Brand Group, Inc.*^	40,627
816	Lakeland Industries, Inc.*	11,506
2,740	Oxford Industries, Inc.	174,100
683	Perry Ellis International, Inc.*^	16,160
1,515	Rocky Brands, Inc.	20,301
6,949	Sequential Brands Group, Inc.*	20,778
9,483	Steven Madden, Ltd.*	410,613
957	Unifi, Inc.*	34,098
1,916	Vera Bradley, Inc.*	16,880
10,708	Wolverine World Wide, Inc.	308,925

		1,696,404

Thrifts & Mortgage Finance (2.9%):
885	ASB Bancorp, Inc.*	39,914
14,966	Astoria Financial Corp.	321,769
1,803	Atlantic Coast Financial Corp.*	15,884
8,784	Bank Mutual Corp.	89,158
3,938	BankFinancial Corp.	62,575
2,775	Bear State Financial, Inc.	28,472
12,138	Beneficial Bancorp, Inc.	201,491

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
9,091	BofI Holding, Inc.*^	$258,821
1,659	BSB Bancorp, Inc.*	49,687
20,912	Capitol Federal Financial, Inc.^	307,406
3,165	Charter Financial Corp.	58,647
280	Citizens Community Bancorp, Inc.	3,895
4,482	Clifton Bancorp, Inc.^	74,939
993	Coastway Bancorp, Inc.*	19,711
5,896	Dime Community Bancshares	126,764
1,537	ESSA Bancorp, Inc.	24,131
1,705	Essent Group, Ltd.*	69,053
242	First Capital, Inc.	8,497
590	First Defiance Financial Corp.	30,969
9,191	Flagstar Bancorp, Inc.*^	326,096
574	FS Bancorp, Inc.	29,647
195	Guaranty Federal Bankshares, Inc.	4,175
681	Hamilton Bancorp, Inc.*	10,011
301	Hingham Institution for Savings	57,271
629	HMN Financial, Inc.*	11,228
973	Home Bancorp, Inc.	40,691
43	Home Federal Bancorp, Inc.	1,140
4,136	HomeStreet, Inc.*	111,672
1,446	HopFed Bancorp, Inc.	20,837
869	IF Bancorp, Inc.	16,772
865	Impac Mortgage Holdings, Inc.*	11,297
7,701	Kearny Financial Corp.^	118,210
390	Kentucky First Federal Bancorp	3,822
1,116	LendingTree, Inc.*^	272,806
940	Malvern Bancorp, Inc.*	25,145
7,012	Meridian Bancorp, Inc.	130,774
1,197	Meta Financial Group, Inc.	93,845
676	MSB Financial Corp.	11,965
3,723	Nationstar Mortgage Holdings, Inc.*^	69,136
3,627	NMI Holdings, Inc., Class A*	44,975
8,224	Northfield Bancorp, Inc.	142,686
13,856	Northwest Bancshares, Inc.	239,293
4,804	Oceanfirst Financial Corp.	132,062
198	Oconee Federal Financial Corp.	5,552
16,927	Ocwen Financial Corp.*	58,229
7,654	Oritani Financial Corp.^	128,587
4,022	PennyMac Financial Services, Inc., Class A*^	71,592
2,981	PHH Corp.*	41,525
1,677	Provident Financial Holdings, Inc.	32,869
2,873	Provident Financial Services, Inc.	76,623
1,685	Prudential Bancorp, Inc.	31,223
1,982	Riverview Bancorp, Inc.	16,649
2,744	Security National Financial Corp., Class A*	13,994
671	Severn Bancorp, Inc.*	4,697
1,709	SI Financial Group, Inc.	25,550
707	Southern Missouri Bancorp, Inc.	25,798
1,815	Territorial Bancorp, Inc.	57,300
15,166	TrustCo Bank Corp.	134,977
25	United Community Bancorp	481
9,257	United Community Financial Corp.	88,867
8,283	United Financial Bancorp, Inc.	151,496
12,907	Washington Federal, Inc.	434,320
5,312	Waterstone Financial, Inc.	103,584
5,011	Wawlker & Dunlop, Inc.*	262,226
580	Wayne Savings Bancshares, Inc.	10,109
3,601	Western New England BanCorp, Inc.	39,251
12	Wolverine Bancorp, Inc.	516
4,945	WSFS Financial Corp.	241,069
35	WVS Financial Corp.(a)	571

		5,774,994

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Tobacco (0.2%):
1,419	Alliance One International, Inc.*	$15,467
635	Universal Corp.	36,386
17,933	Vector Group, Ltd.^	367,088

		418,941

Trading Companies & Distributors (1.4%):
311	AeroCentury Corp.*	4,411
3,640	Air Lease Corp.^	155,137
2,126	Aircastle, Ltd.	47,389
6,493	Applied Industrial Technologies, Inc.	427,239
8,168	Beacon Roofing Supply, Inc.*	418,610
1,500	BlueLinx Holdings, Inc.*	15,495
2,473	BMC Stock Holdings, Inc.*	52,799
4,236	CAI International, Inc.*	128,436
2,504	DXP Enterprises, Inc.*	78,851
1,463	Envirostar, Inc.	40,452
1,239	H&E Equipment Services, Inc.	36,179
1,116	Herc Holdings, Inc.*	54,829
4,781	Huttig Building Products, Inc.*^	33,754
4,012	Kaman Corp., Class A	223,789
373	Lawson Products, Inc.*	9,400
4,569	MRC Global, Inc.*	79,912
1,409	Neff Corp.*	35,225
4,852	NOW, Inc.*^	67,006
2,681	Rush Enterprises, Inc., Class A*	124,103
9,126	Textainer Group Holdings, Ltd.*^	156,511
3,983	Titan Machinery, Inc.*	61,856
577	TransAct Technologies, Inc.*	7,876
5,731	Triton International, Ltd.	190,727
1,668	Univar, Inc.*	48,255
2,676	Veritiv Corp.*	86,970
2,996	WESCO International, Inc.*	174,517

		2,759,728

Water Utilities (0.6%):
5,939	American States Water Co.	292,496
1,521	Artesian Resources Corp.	57,494
7,681	California Water Service Group	293,030
1,558	Connecticut Water Service, Inc.	92,389
2,756	Consolidated Water Co., Ltd.	35,277
2,508	Middlesex Water Co.	98,489
669	Pure Cycle Corp.*	5,018
3,454	SJW Corp.	195,496
2,392	York Water Co. (The)	81,089

		1,150,778

Wireless Telecommunication Services (0.4%):
6,783	Boingo Wireless, Inc.*	144,953
7,479	Shenandoah Telecommunications Co.	278,218
4,083	Spok Holdings, Inc.	62,674
9,308	Telephone & Data Systems, Inc.	259,600
1,049	United States Cellular Corp.*	37,135

		782,580

Total Common Stocks (Cost $172,347,783)		199,516,809

Right (0.0%):
Media (0.0%):
21,894	Media General, Inc. CVR, Expires on 1/18/18*(a)(b)	2,189

Total Right (Cost $6,785)		2,189

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (27.5%):
$ 54,796,925	AZL DFA U.S. Small Cap Fund Securities Lending Collateral Account(c)	$54,796,925
Total Securities Held as Collateral for Securities on Loan (Cost $54,796,925)		54,796,925

Total Investment Securities (Cost $227,151,493) - 127.7%		254,315,923

Net other assets (liabilities) - (27.7)%		(55,228,358)

Net Assets - 100.0%		$199,087,565

Percentages indicated are based on net assets as of September 30, 2017.

ADR     -     American Depositary Receipt

CVR     -     Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $53,567,836.
(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.16% of the net assets of the Fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2017. The total of all such securities represent 0.06% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (5.8%):
$ 6,930,000	Aebor Realty Collateralized Loan, Class A, Series 17-FL1, 2.53%(US0001M+130bps), 4/15/27, Callable 11/15/19 @ 100(a)(b)	$6,930,000
2,504,179	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(b)	2,610,368
6,000,000	AmeriCredit Automoblie Receivables Trust, Class A3, Series 16-3, 1.46%, 5/10/21, Callable 7/8/20 @ 100	5,981,291
2,330,000	AmeriCredit Automoblie Receivables Trust, Class A3, Series 16-4, 1.53%, 7/8/21, Callable 9/8/20 @ 100	2,321,234
1,000,000	Apidos CLO, Class A1R, Series 15-20A, 2.63%(US0003M+133bps), 1/16/27, Callable 10/16/17 @ 100(b)	1,001,439
1,885,000	Arbor Realty Collateralized Loan, Class A, Series 15-FL2A, 2.98%(US0001M+175bps), 9/15/25, Callable 3/15/18 @ 100(a)(b)	1,870,109
5,350,000	Banc of America Merrill Lynch Large Loan, Class A, Series 2015-ASHF, 2.45%(LIBOR01M+122bps), 1/15/28(b)	5,356,730
1,502,000	Benefit Street Partners CLO, Ltd., Class A1R, Series 2014-IVA, 2.80%(US0003M+149bps), 1/20/29, Callable 1/20/19 @ 100(b)	1,518,052
1,000,000	Cent CLO, LP, Class A1R, Series 14-22A, 2.59%(US0003M+141bps), 11/7/26(a)(b)	1,000,000
2,000,000	Chase Issuance Trust, Class A5, Series 2016-A5, 1.27%, 7/15/21	1,982,543
522,650	Chrysler Capital Auto Receivables Trust, Class B, Series 2013-BA, 1.78%, 6/17/19, Callable 2/15/18 @ 100(b)	522,721
3,000,000	CIFC Funding, Ltd., Class A1R, Series 15-1A, 2.70%(US0003M+139bps), 1/22/27, Callable 10/22/17 @ 100(b)	3,007,458
2,210,000	Citibank Credit Card Issuance Trust, Class A1, Series 2014-A1, 2.88%, 1/23/23	2,270,979
3,335,000	Citibank Credit Card Issuance Trust, Class A3, Series 2017-A3, 1.92%, 4/7/22	3,337,086
1,943,830	Credit Acceptance Auto Loan Trust, Class A, Series 15-2A, 2.40%, 2/15/23, Callable 12/15/18 @ 100(b)(c)	1,948,460
7,377,394	Drive Auto Receivables Trust, Class A2, Series 17-BA, 1.59%, 12/17/18, Callable 12/15/19 @ 100(b)	7,377,383
1,495,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2014-2, 1.73%(LIBOR01M+50bps), 2/15/21	1,500,700
1,855,000	Golden Credit Card Trust, Class A, Series 2015-2A, 2.02%, 4/15/22(b)	1,856,441
2,164,004	GoldenTree Loan Opportunities VII, Ltd., Class A, Series 2013-7A, 2.46%(US0003M+115bps), 4/25/25, Callable 10/25/17 @ 100(b)	2,163,987

Principal Amount		Fair Value
Asset Backed Securities, continued
$ 4,692,581	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 17-1, 3.50%, 1/25/47, Callable 10/25/38 @ 100(b)(c)	$4,801,829
761,637	Navient Student Loan Trust, Class A, Series 14-CTA, 1.93%(US0001M+70bps), 9/16/24, Callable 9/15/21 @ 100(b)	761,908
4,904,470	Navient Student Loan Trust, Class A, Series 2015-CA, 2.73%(US0001M+150bps), 1/16/35, Callable 3/15/20 @ 100(b)	4,941,744
1,505,000	Navient Student Loan Trust, Class A2A, Series 2016-AA, 3.91%, 12/15/45, Callable 6/15/29 @ 100(b)	1,556,772
2,140,000	Nextgear Floorplan Master Owner Trust, Class A, Series 2014-1A, 1.92%, 10/15/19(b)	2,140,273
1,400,000	OCP CLO, Ltd., Class A1R, Series 2012-2A, 2.71%(US0003M+140bps), 11/22/25, Callable 11/22/18 @ 100(b)	1,407,770
1,500,000	OCP CLO, Ltd., Class A1, Series 2015-8A, 2.83%(US0003M+153bps), 4/17/27, Callable 10/17/17 @ 100(b)	1,500,138
397,878	OneMain Financial Issuance Trust, Class A, Series 2014-2A, 2.47%, 9/18/24, Callable 10/18/17 @ 101(b)	398,332
1,875,000	OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 3/18/26, Callable 1/18/18 @ 101(b)	1,893,346
1,250,000	OZLM, Ltd., Class A1BR, Series 14-7A, 2.45%(US0003M+115bps), 7/17/26, Callable 10/17/17 @ 100(b)	1,250,030
11,770,000	Pfs Financing Corp., Class A, Series 2017-AA, 1.81%(LIBOR01M+58bps), 3/15/21(b)	11,790,003
2,425,000	PFS Financing Corp., Class 4, Series 16-A, 2.43%(LIBOR01M+120bps), 2/18/20(b)	2,433,954
480,000	PFS Financing Corp., Class A, Series 2016-BA, 1.87%, 10/15/21(b)	477,401
2,300,000	Prestige Auto Receivables Trust, Class C, Series 2014-1A, 2.39%, 5/15/20, Callable 9/15/18 @ 100(b)	2,309,444
2,045,141	Progress Residential Trust, Class A, Series 2015-SFR2, 2.74%, 6/12/32(b)	2,053,507
127,144	Santander Drive Auto Receivables Trust, Class C, Series 2013-4, 3.25%, 1/15/20, Callable 2/15/18 @ 100	127,256
1,700,000	Santander Drive Auto Receivables Trust, Class A3, Series 16-3, 1.50%, 8/17/20, Callable 11/15/19 @ 100	1,698,790
246,882	SLM Student Loan Trust, Class A4, Series 2006-A, 1.51%(US0003M+19bps), 12/15/23, Callable 3/15/28 @ 100	246,837

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities, continued
$ 136,603	SLM Student Loan Trust, Class A2, Series 2012-C, 3.31%, 10/15/46, Callable 4/15/18 @ 100(b)	$137,158
640,000	SMB Private Education Loan Trust, Class A2A, Series 15-B, 2.98%, 7/15/27(b)	652,184
4,686,397	SMB Private Education Loan Trust, Class A1, Series 17-A, 1.68%(US0001M+45bps), 6/17/24(b)	4,693,823
2,250,000	SMB Private Education Loan Trust, Class A2A, Series 2017-A, 2.88%, 9/15/34(b)	2,269,430
250,000	SMB Private Education Loan Trust, Class A2A, Series 16-A, 2.70%, 5/15/31(b)(c)	250,738
2,985,428	Social Professional Loan Program, Class A2, Series 2015-D, 2.72%, 10/27/36(b)	3,001,813
1,086,776	Social Professional Loan Program, Class A2, Series 2015-C, 2.51%, 8/25/33(b)	1,088,958
2,190,000	Springleaf Funding Trust, Class A, Series 2015-AA, 3.16%, 11/15/24, Callable 2/15/18 @ 100(b)	2,205,297
2,435,000	Synchrony Credit Card Master Note Trust, Class A, Series 2012-7, 1.76%, 9/15/22	2,427,119
435,000	World Financial Network Credit Card Master Trust, Class A, Series 2012-A, 3.14%, 1/17/23	442,983
2,000,000	World Financial Network Credit Card Master Trust, Class A, Series 2016-C, 1.72%, 8/15/23	1,987,510

Total Asset Backed Securities (Cost $115,288,498)		115,503,328

Collateralized Mortgage Obligations (4.4%):
4,361	Banc of America Large Loan, Class A4B, Series 2010-UB4, 5.11%, 12/20/41(a)(b)(c)	4,361
2,368,585	Barclays Commercial Mortgage Securities, Class A, Series 2015-SLP, 2.34%(LIBOR01M+111bps), 2/15/28(b)	2,368,671
2,540,000	BHMS Mortgage Trust, Class AFL, Series 2014-ATLS, 2.73%(LIBOR01M+150bps), 7/5/33(b)	2,539,998
580,000	Cedar Funding Ltd., Class A1, Series 2017-8A, 2.62%(US0003M+125bps), 10/17/30, Callable 10/17/19 @ 100(a)(b)	580,000
5,206,818	CGGS Commercial Mortgage Trust, Class AFX, Series 2016-RNDA, 2.76%, 2/10/33(b)	5,215,576
26,412,232	Commercial Mortgage Loan Trust, Class XA, Series 2015-CCRE23, 1.13%, 5/10/48(c)	1,304,439
667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48	695,209

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 1,279,058	Commercial Mortgage Loan Trust, Class AM, Series 2013-CR7, 3.31%, 3/10/46(b)	$1,294,433
8,970,000	Commercial Mortgage Loan Trust, Class A, Series 2014-TWC, 2.09%(LIBOR01M+85bps), 2/13/32(b)	8,974,195
367,444	Commercial Mortgage Loan Trust, Class A1A, Series 2008-LS1, 6.27%, 12/10/49(c)	367,240
2,500,000	Core Industrial Trust, Class A, Series 2015-WEST, 3.29%, 2/10/37(b)	2,542,934
3,640,000	Core Industrial Trust, Class A, Series 2015-CALW, 3.04%, 2/10/34(b)	3,722,291
8,500,000	Cosmopolitian Hotel Trust, Class A, Series 2016-CSMO, 2.63%(LIBOR01M+140bps), 11/15/33(b)	8,551,997
1,590,000	Credit Suisse Mortgage Trust, Class A, Series 2016-MFF, 2.83%(LIBOR01M+160bps), 11/15/33(b)	1,596,042
515,362	GAHR Commercial Mortgage Trust, Class AFL1, Series 2015-NRF, 2.53%(LIBOR01M+130bps), 12/15/34(b)	514,752
640,000	GAHR Commercial Mortgage Trust, Class AFX, Series 2015-NRF, 3.23%, 12/15/34(b)	651,966
1,100,000	GS Mortgage Securities Trust, Class A, Series 2012-SHOP, 2.93%, 6/5/31(b)	1,115,308
248,012	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.91%, 5/5/30(b)	258,274
5,065,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4FX, Series 2012-CBX, 3.48%, 6/15/45(b)	5,254,493
955,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2016-NINE, 2.85%, 10/6/38(b)(c)	938,105
3,393,572	JPMorgan Mortgage Trust, Class A6, Series 2017-2, 3.00%, 5/25/47, Callable 8/25/29 @ 100(b)(c)	3,429,629
1,180,000	Latitude Management Real Estate Capital, Class A, Series 2016-CRE2, 2.94%(LIBOR01M+170bps), 11/24/31(b)	1,187,399
2,600,000	Merrill Lynch Mortgage Trust, Class E, Series 2005-MKB2, 6.53%, 9/12/42(b)(c)	2,795,931
1,300,000	Morgan Stanley Bank of America Merrill Lynch Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48	1,343,076
2,775,000	Morgan Stanley Bank of America Merrill Lynch Trust, Class A4, Series 2015-C24, 3.73%, 5/15/48	2,913,187

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49	$1,532,828
139,650,000	Morgan Stanley Capital I Trust, Class XCP, Series 2017-PRME, 1.25%, 8/15/18(a)(b)(c)	1,657,646
1,740,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/29(b)	1,800,612
4,850,000	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30(b)(c)	5,480,645
1,220,000	SFAVE Commercial Mortgage Securities Trust, Class A2A, Series 2015-5AVE, 3.66%, 1/5/43(b)(c)	1,181,670
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48	123,250
1,064,454	SMB Private Education Loan Trust, Class A2B, Series 14-A, 2.38%(US0001M+115bps), 5/15/26(b)	1,079,141
336,000	SMB Private Education Loan Trust, Class A2A, Series 16-B, 2.43%, 2/17/32(b)(c)	333,377
120,000	Social Professional Loan Program, Class A2B, Series 16-D, 2.34%, 4/25/33(b)	118,993
1,460,000	VNO Mortgage Trust, Class A, Series 2013-PENN, 3.81%, 12/13/29(b)	1,523,649
170,000	Waldorf Astoria Boca Raton Trust, Class A, Series 2016-BOCA, 2.58%(LIBOR01M+135bps), 6/15/29(b)	170,303
1,250,000	Wells Fargo Commercial Mortgage Trust, Class AS, Series 2015-NXS1, 3.41%, 5/15/48	1,260,894
5,100,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48	5,279,030
1,800,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2015-NXS2, 3.77%, 7/15/58(c)	1,892,416
1,635,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	1,711,043
31,811,641	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 1.24%, 12/15/59(c)	2,084,251
17,635,601	WF-RBS Commercial Mortgage Trust, Class XA, Series 2014-C20, 1.30%, 5/15/47(c)	873,537

Total Collateralized Mortgage Obligations (Cost $101,450,485)		88,262,791

Corporate Bonds (19.7%):
Aerospace & Defense (0.6%):
580,000	Aviation Capital Group Corp., 2.88%, 9/17/18, Callable 8/17/18 @ 100(b)	584,941
95,000	BAE Systems plc, 3.85%, 12/15/25, Callable 9/15/25 @ 100(b)	98,540

Principal Amount		Fair Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 90,000	General Dynamics Corp., 2.13%, 8/15/26, Callable 5/15/26 @ 100	$84,433
325,000	Lockheed Martin Corp., 3.55%, 1/15/26, Callable 10/15/25 @ 100^	335,447
319,000	Lockheed Martin Corp., 4.50%, 5/15/36, Callable 11/15/35 @ 100	348,730
1,280,000	Lockheed Martin Corp., 4.70%, 5/15/46, Callable 11/15/45 @ 100^	1,431,721
469,000	Lockheed Martin Corp., 4.09%, 9/15/52, Callable 3/15/52 @ 100(b)	468,996
1,810,000	Northrop Grumman Corp., 3.25%, 8/1/23	1,865,531
1,800,000	Rockwell Collins, Inc., 2.80%, 3/15/22, Callable 2/15/22 @ 100^	1,819,266
1,154,000	United Technologies Corp., 1.78%, 5/4/18	1,154,551
2,115,000	United Technologies Corp., 1.90%, 5/4/20^	2,108,169
500,000	United Technologies Corp., 4.50%, 6/1/42	537,338
500,000	United Technologies Corp., 3.75%, 11/1/46, Callable 5/1/46 @ 100	482,172

		11,319,835

Air Freight & Logistics (0.1%):
500,000	FedEx Corp., 3.88%, 8/1/42	477,457
1,550,000	FedEx Corp., 4.55%, 4/1/46, Callable 10/1/45 @ 100	1,650,866

		2,128,323

Airlines (0.1%):
628,228	American Airlines, Series A, 3.38%, 5/1/27	632,940
557,387	American Airlines Pass Through Trust, Class AA, Series 2015-2, 3.60%, 3/22/29	574,694

		1,207,634

Auto Components (0.0%):
50,000	Delphi Corp., 4.15%, 3/15/24, Callable 12/15/23 @ 100	53,045

Automobiles (0.2%):
500,000	Ford Motor Co., 4.35%, 12/8/26, Callable 9/8/26 @ 100^	519,788
1,125,000	Ford Motor Co., 5.29%, 12/8/46, Callable 6/8/46 @ 100^	1,173,830
1,990,000	General Motors Co., 5.40%, 4/1/48, Callable 10/1/47 @ 100^	2,062,936

		3,756,554

Banks (3.1%):
403,000	Bank of America Corp., 2.00%, 1/11/18	403,445
1,065,000	Bank of America Corp., 2.39%(US0003M+107bps), 3/22/18, MTN	1,069,526
500,000	Bank of America Corp., 5.65%, 5/1/18, MTN	511,417
311,000	Bank of America Corp., 1.95%, 5/12/18, MTN	311,444
747,000	Bank of America Corp., 2.60%, 1/15/19	753,038
766,000	Bank of America Corp., Series L, 2.25%, 4/21/20, MTN^	767,707
5,360,000	Bank of America Corp., Series G, 2.63%, 4/19/21^	5,396,849

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 890,000	Bank of America Corp., 2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN^	$881,617
1,010,000	Bank of America Corp., 3.30%, 1/11/23, MTN	1,034,696
1,095,000	Bank of America Corp., 4.00%, 4/1/24	1,156,816
585,000	Bank of America Corp., 4.00%, 1/22/25, MTN	605,353
1,020,000	Bank of America Corp., Series L, 3.95%, 4/21/25	1,049,707
826,000	Bank of America Corp., Series G, 4.45%, 3/3/26	873,276
1,810,000	Bank of America Corp., Series G, 3.50%, 4/19/26	1,840,181
1,040,000	Bank of America Corp., 3.82%(US0003M+158bps), 1/20/28, Callable 1/20/27 @ 100, MTN	1,069,333
380,000	Bank of America Corp., 4.24%(US0003M+181bps), 4/24/38, Callable 4/24/37 @ 100	401,659
284,000	Branch Banking & Trust, 3.63%, 9/16/25, Callable 8/16/25 @ 100	295,408
1,880,000	Citibank NA, 1.85%, 9/18/19, Callable 8/18/19 @ 100	1,879,415
2,580,000	Citigroup, Inc., 1.80%, 2/5/18	2,580,015
830,000	Citigroup, Inc., 2.40%, 2/18/20	836,184
1,030,000	Citigroup, Inc., 2.65%, 10/26/20^	1,040,586
920,000	Citigroup, Inc., 2.88%(US0003M+95bps), 7/24/23, Callable 7/24/22 @ 100^	921,171
965,000	Citizens Bank NA/RI, 2.20%, 5/26/20, Callable 4/26/20 @ 100	964,849
250,000	Citizens Bank NA/RI, 2.55%, 5/13/21, Callable 4/13/21 @ 100	251,046
40,000	Citizens Financial Group, Inc., 2.38%, 7/28/21, Callable 6/28/21 @ 100	39,747
206,000	Fifth Third Bank, 2.15%, 8/20/18, Callable 7/20/18 @ 100^	206,960
1,042,000	Fifth Third Bank, Series BKNT,
	3.85%, 3/15/26, Callable 2/15/26 @ 100	1,070,491
1,306,000	HSBC USA, Inc., 1.70%, 3/5/18^	1,307,070
1,660,000	HSBC USA, Inc., 2.35%, 3/5/20	1,670,613
435,000	HSBC USA, Inc., 5.00%, 9/27/20	467,890
470,000	Huntington National Bank (The), 2.40%, 4/1/20, Callable 3/1/20 @ 100	472,248
1,095,000	JPMorgan Chase & Co., 2.20%, 10/22/19	1,101,530
20,000	JPMorgan Chase & Co., 2.75%, 6/23/20, Callable 5/23/20 @ 100	20,377
1,720,000	JPMorgan Chase & Co., 2.30%, 8/15/21, Callable 8/15/20 @ 100	1,718,697
125,000	JPMorgan Chase & Co., 4.50%, 1/24/22	135,439
7,314,000	JPMorgan Chase & Co., 2.78%(US0003M+94bps), 4/25/23, Callable 4/25/22 @ 100	7,353,699
300,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100^	297,797
1,271,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	1,243,931

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 140,000	JPMorgan Chase & Co., 4.25%, 10/1/27	$147,641
3,710,000	JPMorgan Chase & Co., 3.78%(US0003M+134bps), 2/1/28, Callable 2/1/27 @ 100	3,817,864
200,000	JPMorgan Chase & Co., 3.54%(US0003M+138bps), 5/1/28, Callable 5/1/27 @ 100^	201,822
500,000	KeyBank NA/Cleveland OH, Series BKNT, 2.40%, 6/9/22	497,690
200,000	KeyCorp, 2.90%, 9/15/20, MTN	204,234
142,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	146,087
568,000	Santander Holdings USA, 3.70%, 3/28/22, Callable 2/28/22 @ 100(b)	578,702
300,000	U.S. BanCorp, Series V, 2.38%, 7/22/26, Callable 6/22/26 @ 100^	285,115
1,800,000	US BanCorp, Series X, 3.15%, 4/27/27, Callable 3/27/27 @ 100	1,810,504
128,000	Wachovia Corp., 5.50%, 8/1/35	150,781
514,000	Wells Fargo & Co., Series G, 2.60%, 7/22/20	521,215
1,590,000	Wells Fargo & Co., 2.10%, 7/26/21^	1,576,575
2,960,000	Wells Fargo & Co., 2.63%, 7/22/22	2,964,952
250,000	Wells Fargo & Co., 3.00%, 4/22/26	245,561
1,257,000	Wells Fargo & Co., 3.00%, 10/23/26	1,229,159
2,905,000	Wells Fargo & Co., Series G, 4.30%, 7/22/27^	3,072,396
195,000	Wells Fargo & Co., 3.58%(US0003M+131bps), 5/22/28, Callable 5/22/27 @ 100	197,368
35,000	Wells Fargo & Co., Series G, 4.90%, 11/17/45	39,041

		61,687,934

Beverages (0.3%):
1,090,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,201,761
1,510,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	1,705,648
1,150,000	Molson Coors Brewing Co., 1.90%, 3/15/19(b)	1,148,362
675,000	Molson Coors Brewing Co., 2.25%, 3/15/20, Callable 2/15/20 @ 100(b)	674,580
1,200,000	PepsiCo, Inc., 1.70%, 10/6/21, Callable 9/6/21 @ 100^	1,182,027
200,000	PepsiCo, Inc., 2.38%, 10/6/26, Callable 7/6/26 @ 100^	191,584
200,000	PepsiCo, Inc., 3.45%, 10/6/46, Callable 4/6/46 @ 100	189,759

		6,293,721

Biotechnology (0.5%):
1,000,000	AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100^	998,352
240,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	252,620
2,190,000	Amgen, Inc., 1.90%, 5/10/19^	2,193,366
570,000	Amgen, Inc., 2.20%, 5/11/20	571,781
500,000	Amgen, Inc., 1.85%, 8/19/21, Callable 7/19/21 @ 100^	491,339
450,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100	469,956
640,000	Amgen, Inc., 2.60%, 8/19/26, Callable 5/19/26 @ 100^	607,862
350,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	370,540

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Biotechnology, continued
$ 254,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100	$275,480
367,000	Amgen, Inc., 4.66%, 6/15/51, Callable 12/15/50 @ 100	402,531
390,000	Baxalta, Inc., 5.25%, 6/23/45, Callable 12/23/44 @ 100	449,470
50,000	Gilead Sciences, Inc., 2.50%, 9/1/23, Callable 7/1/23 @ 100	49,496
800,000	Gilead Sciences, Inc., 3.65%, 3/1/26, Callable 12/1/25 @ 100	834,686
230,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	258,083
1,720,000	Gilead Sciences, Inc., 4.15%, 3/1/47, Callable 9/1/46 @ 100	1,762,013

		9,987,575

Capital Markets (1.1%):
1,475,000	Bank of New York Mellon Corp. (The), 2.05%, 5/3/21, Callable 4/3/21 @ 100, MTN^	1,468,365
205,000	Bank of New York Mellon Corp. (The), Series G, 3.00%, 2/24/25, Callable 1/24/25 @ 100^	205,972
135,000	Bank of New York Mellon Corp. (The), 2.80%, 5/4/26, Callable 2/4/26 @ 100^	132,432
2,300,000	Bank of New York Mellon Corp. (The), 3.44%(US0003M+107bps), 2/7/28, Callable 2/7/27 @ 100, MTN	2,353,541
185,000	Bank of New York Mellon Corp. (The), 3.00%, 10/30/28, Callable 7/30/28 @ 100	179,552
1,000,000	Bank of New York Mellon Corp. (The), 3.30%, 8/23/29, Callable 5/23/29 @ 100, MTN	991,762
950,000	Bank of New York Mellon Corp. (The), 4.62%(US0003M+313bps), 12/29/49, Callable 9/20/26 @ 100^	969,190
1,435,000	Chalres Schwab Corp., Series E, 4.62%(US0003M+332bps), 12/29/49, Callable 3/1/22 @ 100^	1,470,875
650,000	Goldman Sachs Group, Inc., 2.88%, 2/25/21, Callable 1/25/21 @ 100^	659,163
106,000	Goldman Sachs Group, Inc., 5.95%, 1/15/27^	123,615
1,135,000	Goldman Sachs Group, Inc. (The), 2.38%, 1/22/18	1,137,671
562,000	Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	567,133
610,000	Goldman Sachs Group, Inc. (The), 2.60%, 4/23/20, Callable 3/23/20 @ 100	615,499
415,000	Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26, Callable 11/25/25 @ 100	424,847
180,000	Goldman Sachs Group, Inc. (The), 4.80%, 7/8/44, Callable 1/8/44 @ 100	201,459
706,000	Morgan Stanley, 1.88%, 1/5/18	706,694
414,000	Morgan Stanley, 2.13%, 4/25/18	415,176
1,000,000	Morgan Stanley, 2.50%, 1/24/19	1,008,355
2,280,000	Morgan Stanley, 2.80%, 6/16/20^	2,318,030
930,000	Morgan Stanley, 2.63%, 11/17/21	933,313
295,000	Morgan Stanley, 3.75%, 2/25/23	308,039
169,000	Morgan Stanley, 3.95%, 4/23/27	171,920
760,000	Morgan Stanley, 4.38%, 1/22/47	808,485

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 610,000	Northern Trust Corp., 4.60%(US0003M+320bps), 12/29/49, Callable 10/1/26 @ 100^	$625,250
1,355,000	State Street Corp., 2.55%, 8/18/20	1,378,486
741,000	State Street Corp., Series F, 5.25%(US0003M+360bps), 12/31/49, Callable 9/15/20 @ 100	779,903

		20,954,727

Chemicals (0.2%):
49,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100	49,832
345,000	E.I. du Pont de Nemours & Co., 2.20%, 5/1/20^	347,220
410,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100	414,933
220,000	Eastman Chemical Co., 4.65%, 10/15/44, Callable 4/15/44 @ 100	232,815
1,000,000	Ecolab, Inc., 2.70%, 11/1/26, Callable 8/1/26 @ 100	960,846
410,000	LyondellBasell Idustries NV, 4.88%, 3/15/44, Callable 9/15/43 @ 100	446,351
199,000	Monsanto Co., 3.38%, 7/15/24, Callable 4/15/24 @ 100	202,929
90,000	Monsanto Co., 4.40%, 7/15/44, Callable 1/15/44 @ 100	92,218
250,000	Monsanto Co., 3.95%, 4/15/45, Callable 10/15/44 @ 100	236,176
220,000	RPM International, Inc., 3.75%, 3/15/27, Callable 12/15/26 @ 100	222,988
1,400,000	Sherwin-Williams, 2.75%, 6/1/22, Callable 5/1/22 @ 100^	1,409,426

		4,615,734

Commercial Services & Supplies (0.0%):
535,000	Republic Services, Inc., 3.20%, 3/15/25, Callable 12/15/24 @ 100	539,295
45,000	Republic Services, Inc., 2.90%, 7/1/26, Callable 4/1/26 @ 100	44,080

		583,375

Communications Equipment (0.2%):
869,000	Cisco Systems, Inc., 4.45%, 1/15/20	920,221
435,000	Cisco Systems, Inc., 2.20%, 9/20/23, Callable 7/20/23 @ 100^	429,068
550,000	Cisco Systems, Inc., 2.50%, 9/20/26, Callable 6/20/26 @ 100^	533,932
135,000	Harris Corp., 2.70%, 4/27/20, Callable 3/27/20 @ 100	136,417
1,000,000	Harris Corp., 3.83%, 4/27/25, Callable 1/27/25 @ 100^	1,037,205
50,000	Juniper Networks, Inc., 4.35%, 6/15/25, Callable 3/15/25 @ 100^	52,341
224,000	Motorola Solutions, Inc., 4.00%, 9/1/24^	228,748

		3,337,932

Consumer Finance (1.5%):
1,578,000	Capital One Bank USA NA, Series BKNT, 2.25%, 2/13/19, Callable 1/13/19 @ 100^	1,582,545
1,295,000	Capital One Financial Corp., 2.50%, 5/12/20, Callable 4/12/20 @ 100^	1,301,029
720,000	Capital One Financial Corp., 3.20%, 2/5/25, Callable 1/5/25 @ 100^	719,579
335,000	Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100^	331,760

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$ 1,185,000	Capital One NA, Series BKNT, 1.65%, 2/5/18, Callable 1/5/18 @ 100	$1,184,566
4,680,000	Capital One NA, 2.35%, 1/31/20, Callable 12/31/19 @ 100	4,704,794
545,000	Capital One NA, Series BNKT, 2.95%, 7/23/21, Callable 6/23/21 @ 100	552,291
280,000	Capital One NA, 2.25%, 9/13/21, Callable 8/13/21 @ 100^	276,180
455,000	Discover Bank, 2.60%, 11/13/18, Callable 10/12/18 @ 100	457,960
330,000	Discover Bank, Series BKNT, 3.10%, 6/4/20, Callable 5/4/20 @ 100^	337,709
3,515,000	Discover Bank, 3.45%, 7/27/26, Callable 4/27/26 @ 100	3,439,284
1,045,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	1,045,073
3,600,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	3,671,600
850,000	Ford Motor Credit Co. LLC, 3.10%, 5/4/23	842,515
2,630,000	General Motors Financial Co., 4.35%, 1/17/27, Callable 10/17/26 @ 100	2,702,584
220,000	Hyundai Capital America, 2.40%, 10/30/18(b)	220,798
95,000	Hyundai Capital America, 2.50%, 3/18/19^(b)	95,067
2,060,000	Hyundai Capital America, 1.75%, 9/27/19(b)	2,027,280
945,000	Hyundai Capital America, 2.55%, 4/3/20(b)	943,347
588,000	Hyundai Capital America, 3.00%, 10/30/20(b)	591,193
600,000	John Deere Capital Corp., 2.65%, 1/6/22, MTN	608,052
910,000	John Deere Capital Corp., 2.80%, 3/6/23^	924,786
1,180,000	Synchrony Financial, 2.70%, 2/3/20, Callable 1/3/20 @ 100	1,187,555

		29,747,547

Containers & Packaging (0.0%):
685,000	WestRock RKT Co., 4.90%, 3/1/22	745,189

Diversified Consumer Services (0.1%):
145,000	California Institute of Technology, 4.32%, 8/1/45	163,355
360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	409,457
114,000	Pres & Fellows of Harvar, 3.15%, 7/15/46, Callable 1/15/46 @ 100^	109,963
575,000	Pres & Fellows of Harvar, 3.30%, 7/15/56, Callable 1/15/56 @ 100	550,450

		1,233,225

Diversified Financial Services (0.1%):
135,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100	137,240
95,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	96,078
1,090,000	Daimler Finance NA LLC, 1.88%, 1/11/18(b)	1,090,987

		1,324,305

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services (1.4%):
$ 1,000,000	AT&T, Inc., 2.80%, 2/17/21, Callable 1/17/21 @ 100^	$1,011,908
665,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100^	671,475
4,000,000	AT&T, Inc., 3.63%, 11/27/22(b)(d)	3,360,739
150,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	159,156
185,000	AT&T, Inc., 3.95%, 1/15/25, Callable 10/15/24 @ 100	190,017
2,000,000	AT&T, Inc., 4.13%, 2/17/26, Callable 11/17/25 @ 100^	2,052,174
1,230,000	AT&T, Inc., 4.25%, 3/1/27, Callable 12/1/26 @ 100	1,266,013
170,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	167,839
122,000	AT&T, Inc., 5.35%, 9/1/40	128,211
1,010,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	971,308
1,405,000	AT&T, Inc., 5.45%, 3/1/47, Callable 9/1/46 @ 100	1,486,224
2,030,000	Verizon Communications, Inc., 1.86%(US0003M+55bps), 5/22/20	2,032,799
447,000	Verizon Communications, Inc., 3.45%, 3/15/21	464,706
1,500,000	Verizon Communications, Inc., 1.75%, 8/15/21^	1,468,268
255,000	Verizon Communications, Inc., 2.95%, 3/15/22	259,321
1,130,000	Verizon Communications, Inc., 2.63%, 8/15/26^	1,061,155
1,740,000	Verizon Communications, Inc., 4.13%, 3/16/27^	1,815,540
1,930,000	Verizon Communications, Inc., 4.50%, 8/10/33	1,977,459
880,000	Verizon Communications, Inc., 4.13%, 8/15/46	799,978
3,322,000	Verizon Communications, Inc., 4.86%, 8/21/46	3,367,394
1,390,000	Verizon Communications, Inc., 5.50%, 3/16/47^	1,543,124
250,000	Verizon Communications, Inc., 5.01%, 4/15/49	255,604
525,000	Verizon Communications, Inc., 5.01%, 8/21/54	526,533

		27,036,945

Electric Utilities (1.5%):
430,000	Aep Texas, Inc., 2.40%, 10/1/22, Callable 9/1/22 @ 100(b)	428,370
168,000	Alabama Power Co., Series 11-C, 5.20%, 6/1/41	197,531
320,000	Alabama Power Co., 3.85%, 12/1/42	317,410
500,000	Baltimore Gas & Electric, 2.80%, 8/15/22, Callable 5/15/22 @ 100	504,330
500,000	Baltimore Gas & Electric, 2.40%, 8/15/26, Callable 5/15/26 @ 100	472,860
900,000	Baltimore Gas & Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	896,099
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	269,938
430,000	Carolina Power & Light Co., 4.10%, 3/15/43, Callable 9/15/42 @ 100	451,030
1,000,000	Duke Energy Carolinas, 4.25%, 12/15/41, Callable 6/15/41 @ 100	1,086,185
555,000	Duke Energy Carolinas, 3.75%, 6/1/45, Callable 12/1/44 @ 100	558,266

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$ 1,500,000	Duke Energy Corp., 1.80%, 9/1/21, Callable 8/1/21 @ 100	$1,469,718
1,780,000	Duke Energy Corp., 3.55%, 9/15/21, Callable 6/15/21 @ 100	1,852,974
430,000	Duke Energy Corp., 3.05%, 8/15/22, Callable 5/15/22 @ 100	438,155
1,500,000	Duke Energy Corp., 2.65%, 9/1/26, Callable 6/1/26 @ 100	1,434,468
600,000	Duke Energy Corp., 3.75%, 9/1/46, Callable 3/1/46 @ 100	577,983
45,000	Emera US Finance LP, 2.15%, 6/15/19	45,018
1,500,000	Entergy Corp., 5.13%, 9/15/20, Callable 6/15/20 @ 100	1,603,869
1,015,000	Entergy Corp., 2.95%, 9/1/26, Callable 6/1/26 @ 100	981,573
135,000	Exelon Corp., 2.85%, 6/15/20, Callable 5/15/20 @ 100	137,684
15,000	Exelon Corp., 2.45%, 4/15/21, Callable 3/15/21 @ 100	15,001
35,000	Exelon Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100	35,194
92,000	Exelon Corp., 4.95%, 6/15/35, Callable 12/15/34 @ 100	101,888
163,000	Exelon Corp., 5.63%, 6/15/35	196,144
110,000	Florida Power & Light Co., 5.69%, 3/1/40	142,177
460,000	Florida Power & Light Co., 4.05%, 6/1/42, Callable 12/1/41 @ 100	489,856
170,000	Florida Power & Light Co., 3.80%, 12/15/42, Callable 6/15/42 @ 100	173,434
568,000	Georgia Power Co., 2.00%, 3/30/20	568,554
750,000	Georgia Power Co., 3.25%, 3/30/27, Callable 12/30/26 @ 100	748,136
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	50,608
450,000	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	601,320
365,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27, Callable 2/1/27 @ 100	375,159
110,000	Northern States Power Co., 3.40%, 8/15/42, Callable 2/15/42 @ 100	104,588
320,000	Northern States Power Co., 3.60%, 5/15/46, Callable 11/15/45 @ 100	314,042
660,000	Northern States Power Co., 3.60%, 9/15/47, Callable 3/15/47 @ 100	651,053
170,000	Oncor Electric Delivery Co. LLC, 3.80%, 9/30/47, Callable 3/30/47 @ 100(b)	171,207
619,000	PacifiCorp, 5.65%, 7/15/18	639,257
325,000	PacifiCorp, 5.75%, 4/1/37	410,038
1,000,000	PPL Capital Funding, Inc., 3.40%, 6/1/23, Callable 3/1/23 @ 100	1,029,595
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	366,410
600,000	Southwestern Public Service Co., 3.30%, 6/15/24, Callable 12/15/23 @ 100	617,787
5,510,000	Virginia Electric & Power Co., 3.45%, 9/1/22, Callable 6/1/22 @ 100^	5,741,870
1,075,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100	1,084,516

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$ 215,000	Virginia Electric & Power Co., Series B, 2.95%, 11/15/26, Callable 8/15/26 @ 100	$213,667
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	33,178
255,000	Virginia Electric & Power Co., Series C, 4.00%, 11/15/46, Callable 5/15/46 @ 100^	262,281

		28,860,421

Electrical Equipment (0.2%):
840,000	Eaton Corp., 1.50%, 11/2/17^	839,901
2,305,000	Eaton Corp., 2.75%, 11/2/22	2,320,950

		3,160,851

Electronic Equipment, Instruments & Components (0.0%):
185,000	Arrow Electronics, Inc., 3.25%, 9/8/24, Callable 7/8/24 @ 100	182,919
40,000	Avnet, Inc., 4.63%, 4/15/26, Callable 1/15/26 @ 100^	41,553

		224,472

Energy Equipment & Services (0.0%):
75,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100	77,011

Equity Real Estate Investment Trusts (0.3%):
150,000	Boston Properties, LP, 2.75%, 10/1/26, Callable 7/1/26 @ 100	141,508
25,000	Crown Castle International Corp., 3.40%, 2/15/21, Callable 1/15/21 @ 100^	25,739
175,000	Crown Castle International Corp., 2.25%, 9/1/21, Callable 8/1/21 @ 100^	172,585
2,000,000	Crown Castle International Corp., 5.25%, 1/15/23	2,214,007
535,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100	538,669
240,000	Crown Castle International Corp., 4.75%, 5/15/47, Callable 11/15/46 @ 100	245,199
535,000	Crown Castle Towers LLC, Series 144A, 6.11%, 1/15/20, Callable 7/15/19 @ 100(b)	571,640
1,460,000	Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100^	1,390,527

		5,299,874

Food & Staples Retailing (0.2%):
2,000,000	CVS Health Corp., 2.80%, 7/20/20, Callable 6/20/20 @ 100	2,034,478
155,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	178,258
650,000	Walgreens Boots Alliance, Inc., 4.65%, 6/1/46, Callable 12/1/45 @ 100	678,823
305,000	Wal-Mart Stores, Inc., 4.00%, 4/11/43, Callable 10/11/42 @ 100	320,184
251,000	Wal-Mart Stores, Inc., 4.30%, 4/22/44, Callable 10/22/43 @ 100	276,467

		3,488,210

Food Products (0.1%):
502,000	Kraft Foods Group, Inc., 5.38%, 2/10/20	538,466

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Food Products, continued
$ 1,405,000	Kraft Heinz Foods Co., 3.00%, 6/1/26, Callable 3/1/26 @ 100^	$1,345,839
280,000	Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/1/45 @ 100	276,481

		2,160,786

Health Care Equipment & Supplies (0.2%):
670,000	Abbott Laboratories, 2.90%, 11/30/21, Callable 10/30/21 @ 100	682,284
35,000	Abbott Laboratories, 3.88%, 9/15/25, Callable 6/15/25 @ 100	36,173
166,000	Abbott Laboratories, 4.75%, 4/15/43, Callable 10/15/42 @ 100	175,721
109,000	Becton, Dickinson & Co., 2.68%, 12/15/19	110,309
84,000	Becton, Dickinson & Co., 3.73%, 12/15/24, Callable 9/15/24 @ 100	85,802
311,000	Medtronic, Inc., 3.15%, 3/15/22	322,026
1,132,000	Medtronic, Inc., 3.50%, 3/15/25	1,180,575
810,000	Medtronic, Inc., 4.63%, 3/15/45	921,329
200,000	Stryker Corp., 2.63%, 3/15/21, Callable 2/15/21 @ 100	202,389
50,000	Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100	51,339
285,000	Stryker Corp., 4.63%, 3/15/46, Callable 9/15/45 @ 100	310,538

		4,078,485

Health Care Providers & Services (0.3%):
185,000	Aetna, Inc., 2.75%, 11/15/22, Callable 8/15/22 @ 100	186,503
105,000	Aetna, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	109,572
380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	396,868
175,000	Aetna, Inc., 3.88%, 8/15/47, Callable 2/15/47 @ 100	176,891
710,000	Cigna Corp., 3.25%, 4/15/25, Callable 1/15/25 @ 100	719,040
230,000	Cigna Corp., 3.05%, 10/15/27, Callable 7/15/27 @ 100^	226,839
220,000	Humana, Inc., 4.80%, 3/15/47, Callable 9/15/46 @ 100	244,985
725,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	724,962
160,000	UnitedHealth Group, Inc., 2.70%, 7/15/20^	163,182
545,000	UnitedHealth Group, Inc., 3.35%, 7/15/22^	569,164
1,000,000	UnitedHealth Group, Inc., 3.10%, 3/15/26	1,011,695
1,320,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	1,524,410

		6,054,111

Hotels, Restaurants & Leisure (0.1%):
470,000	McDonald’s Corp., 3.50%, 7/15/20	487,852
10,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100	10,189
50,000	McDonald’s Corp., 4.70%, 12/9/35, Callable 6/9/35 @ 100	55,120
120,000	McDonald’s Corp., 4.60%, 5/26/45, Callable 11/26/44 @ 100	131,016
60,000	McDonald’s Corp., 4.88%, 12/9/45, Callable 6/9/45 @ 100, MTN	67,541

Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 1,110,000	McDonald’s Corp., 4.45%, 3/1/47, Callable 9/1/46 @ 100, MTN	$1,175,081

		1,926,799

Industrial Conglomerates (0.2%):
106,000	General Electric Capital Corp., 4.38%, 9/16/20	113,525
1,720,000	General Electric Co., 2.70%, 10/9/22	1,751,026
500,000	General Electric Co., 4.50%, 3/11/44	559,707
309,000	Georgia-Pacific LLC, 3.60%, 3/1/25, Callable 12/1/24 @ 100(b)	319,311
174,000	Georgia-Pacific LLC, 7.75%, 11/15/29	241,734
1,610,000	Honeywell International, Inc., 1.40%, 10/30/19^	1,599,999

		4,585,302

Insurance (0.3%):
325,000	ACE INA Holdings, Inc., 3.35%, 5/15/24	336,496
410,000	ACE INA Holdings, Inc., 4.15%, 3/13/43^	438,034
550,000	American International Group, Inc., 4.50%, 7/16/44, Callable 1/16/44 @ 100	574,000
305,000	Arch Capital Finance LLC, 4.01%, 12/15/26, Callable 9/15/26 @ 100	316,292
401,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	415,496
20,000	Marsh & McLennan Cos., Inc., 3.50%, 3/10/25, Callable 12/10/24 @ 100	20,681
1,060,000	Marsh & McLennan Cos., Inc., 3.75%, 3/14/26, Callable 12/14/25 @ 100^	1,106,636
610,000	Marsh & McLennan Cos., Inc., 4.35%, 1/30/47, Callable 7/30/46 @ 100^	651,515
95,000	Principal Financial Group, Inc., 3.13%, 5/15/23	96,739
196,000	Principal Financial Group, Inc., 3.10%, 11/15/26, Callable 8/15/26 @ 100	194,680
25,000	Principal Financial Group, Inc., 4.63%, 9/15/42^	27,486
12,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(b)	16,552
50,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(b)	56,469
540,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47, Callable 11/15/46 @ 100(b)	558,091
214,000	Travelers Cos., Inc. (The), 4.30%, 8/25/45, Callable 2/25/45 @ 100	231,660
1,395,000	Willis North America, Inc., 3.60%, 5/15/24, Callable 3/15/24 @ 100	1,427,051

		6,467,878

Internet & Direct Marketing Retail (0.1%):
390,000	Amazon.com, Inc., 3.80%, 12/5/24, Callable 9/5/24 @ 100^	416,814
395,000	Amazon.com, Inc., 3.15%, 8/22/27, Callable 5/22/27 @ 100(b)	397,821
861,000	Amazon.com, Inc., 4.80%, 12/5/34, Callable 6/5/34 @ 100	975,268

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Internet & Direct Marketing Retail, continued
$ 488,000	Amazon.com, Inc., 4.05%, 8/22/47, Callable 2/22/47 @ 100(b)	$497,331
570,000	Amazon.com, Inc., 4.25%, 8/22/57, Callable 2/22/57 @ 100(b)	584,857

		2,872,091

IT Services (0.4%):
125,000	DXC Technology Co., 2.88%, 3/27/20^	126,667
1,110,000	DXC Technology Co., 4.25%, 4/15/24, Callable 2/15/24 @ 100	1,167,853
49,000	Fidelity National Information Services, Inc., 5.00%, 10/15/25, Callable 7/15/25 @ 100	54,583
250,000	Fidelity National Information Services, Inc., 4.50%, 8/15/46, Callable 2/15/46 @ 100	258,790
1,620,000	International Business Machines Corp., 1.88%, 5/15/19^	1,625,840
1,020,000	International Business Machines Corp., 1.90%, 1/27/20^	1,021,307
420,000	International Business Machines Corp., 2.88%, 11/9/22	429,907
100,000	International Business Machines Corp., 4.70%, 2/19/46^	112,299
450,000	MasterCard, Inc., 3.38%, 4/1/24	469,754
1,090,000	Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	1,116,712
487,000	Visa, Inc., 4.15%, 12/14/35, Callable 6/14/35 @ 100	531,564
784,000	Visa, Inc., 4.30%, 12/14/45, Callable 6/14/45 @ 100	867,607

		7,782,883

Life Sciences Tools & Services (0.1%):
111,000	Agilent Technologies, Inc., 6.50%, 11/1/17	111,363
313,000	Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	326,651
550,000	Thermo Fisher Scientific, Inc., 2.95%, 9/19/26, Callable 6/19/26 @ 100	538,292
690,000	Thermo Fisher Scientific, Inc., 3.20%, 8/15/27, Callable 5/15/27 @ 100	682,559

		1,658,865

Machinery (0.0%):
605,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	611,810

Media (1.2%):
778,000	Comcast Corp., 3.15%, 3/1/26, Callable 12/1/25 @ 100	777,567
2,331,000	Comcast Corp., 2.35%, 1/15/27, Callable 10/15/26 @ 100	2,175,692
6,270,000	Comcast Corp., 3.30%, 2/1/27, Callable 11/1/26 @ 100^	6,356,446
2,800,000	Comcast Corp., 3.40%, 7/15/46, Callable 1/15/46 @ 100^	2,580,743
2,105,000	COX Communications, Inc., 3.15%, 8/15/24, Callable 6/15/24 @ 100(b)	2,091,792
250,000	Discovery Communications LLC, 2.20%, 9/20/19^	250,830
392,000	Discovery Communications, Inc., 4.88%, 4/1/43	382,034

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 2,930,000	NBCUniversal Enterprise, Inc., 1.70%(US0003M+40bps), 4/1/21(b)	$2,937,026
2,320,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(b)	2,476,600
820,000	NBCUniversal Media LLC, 5.15%, 4/30/20	886,352
1,150,000	NBCUniversal Media LLC, 4.38%, 4/1/21	1,237,589
580,000	NBCUniversal Media LLC, 4.45%, 1/15/43	617,011
1,640,000	Time Warner, Inc., 3.80%, 2/15/27, Callable 11/15/26 @ 100	1,640,381
206,000	Twenty-First Century Fox, Inc., 6.40%, 12/15/35	261,498

		24,671,561

Multiline Retail (0.0%):
423,000	Dollar General Corp., 4.15%, 11/1/25, Callable 8/1/25 @ 100^	449,009

Multi-Utilities (0.3%):
170,000	Black Hills Corp., 3.15%, 1/15/27, Callable 7/15/26 @ 100	165,689
745,000	CenterPoint Energy Resources Corp., 4.10%, 9/1/47, Callable 3/1/47 @ 100	753,794
85,000	CMS Energy Corp., 3.00%, 5/15/26, Callable 2/15/26 @ 100	82,929
775,000	CMS Energy Corp., 4.70%, 3/31/43, Callable 9/30/42 @ 100	839,744
255,000	Dominion Energy, Inc., 2.58%, 7/1/20	257,128
600,000	DTE Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	606,284
590,000	DTE Energy Co., Series B, 3.30%, 6/15/22, Callable 4/15/22 @ 100	604,791
2,515,000	NiSource Finance Corp., 3.49%, 5/15/27, Callable 2/15/27 @ 100	2,545,675

		5,856,034

Oil, Gas & Consumable Fuels (1.8%):
135,000	Apache Corp., 6.00%, 1/15/37	157,963
689,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	720,646
2,630,000	Apache Corp., 4.75%, 4/15/43, Callable 10/15/42 @ 100	2,632,789
1,025,000	Chevron Corp., 2.90%, 3/3/24, Callable 1/3/24 @ 100	1,039,439
2,406,000	Cimarex Energy Co., 4.38%, 6/1/24, Callable 3/1/24 @ 100	2,545,253
3,930,000	Cimarex Energy Co., 3.90%, 5/15/27, Callable 2/15/27 @ 100	4,001,264
395,000	Devon Energy Corp., 3.25%, 5/15/22, Callable 2/15/22 @ 100^	399,673
250,000	El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21, Callable 7/1/21 @ 100	269,259
265,000	Energy Transfer Partners LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100	268,668
700,000	Energy Transfer Partners LP, 4.75%, 1/15/26, Callable 10/15/25 @ 100	736,871
910,000	Energy Transfer Partners LP, 5.15%, 3/15/45, Callable 9/15/44 @ 100	888,995

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 1,350,000	Energy Transfer Partners LP, 6.13%, 12/15/45, Callable 6/15/45 @ 100	$1,482,634
479,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	533,730
95,000	Enterprise Products Operating LLC, Series E, 5.25%(US0003M+303bps), 8/16/77, Callable 8/16/27 @ 100	95,831
595,000	Enterprise Products Operating LP, 4.90%, 5/15/46, Callable 11/15/45 @ 100	650,024
450,000	EOG Resources, Inc., 2.63%, 3/15/23, Callable 12/15/22 @ 100	446,636
1,480,000	EOG Resources, Inc., 4.15%, 1/15/26, Callable 10/15/25 @ 100^	1,569,351
1,300,000	EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	1,296,337
330,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100^	335,967
2,510,000	Kinder Morgan (Delaware), Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	2,704,323
200,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	204,616
235,000	Kinder Morgan Energy Partners LP, 5.40%, 9/1/44, Callable 3/1/44 @ 100	244,310
150,000	Magellan Midstream Partners LP, 4.20%, 10/3/47, Callable 4/3/47 @ 100	148,186
348,000	Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	346,196
1,060,000	MPLX, LP, 5.20%, 3/1/47, Callable 9/1/46 @ 100	1,109,805
411,000	Pioneer Natural Resource, 3.95%, 7/15/22, Callable 4/15/22 @ 100	431,893
1,564,000	Pioneer Natural Resource Co., 4.45%, 1/15/26, Callable 10/15/25 @ 100	1,667,551
2,000,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23, Callable 1/15/23 @ 100	2,216,721
1,000,000	Sabine Pass Liquefcation LLC, 6.25%, 3/15/22, Callable 12/15/21 @ 100^	1,124,744
290,000	Spectra Energy Partners, 3.38%, 10/15/26, Callable 7/15/26 @ 100^	287,735
2,820,000	Spectra Energy Partners LP, 4.75%, 3/15/24, Callable 12/15/23 @ 100	3,068,510
1,060,000	Spectra Energy Partners LP, 3.50%, 3/15/25, Callable 12/15/24 @ 100	1,067,065
378,000	Sunoco Logistics Partner LP, 5.35%, 5/15/45, Callable 11/15/44 @ 100	377,745

		35,070,730

Pharmaceuticals (0.3%):
1,540,000	Bayer US Finance LLC, 3.00%, 10/8/21(b)	1,569,246
2,090,000	Bristol- Myers Squibb Co., 3.25%, 2/27/27	2,146,237
500,000	Johnson & Johnson, 2.45%, 3/1/26, Callable 12/1/25 @ 100^	490,972

Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals, continued
$ 200,000	Johnson & Johnson, 2.95%, 3/3/27, Callable 12/3/26 @ 100	$202,636
250,000	Merck & Co., Inc., 2.75%, 2/10/25, Callable 11/10/24 @ 100	250,774
250,000	Merck & Co., Inc., 3.70%, 2/10/45, Callable 8/10/44 @ 100	253,783
1,290,000	Novartis Capital Corp., 3.10%, 5/17/27, Callable 2/17/27 @ 100	1,311,830
320,000	Pfizer, Inc., 4.40%, 5/15/44	353,285

		6,578,763

Professional Services (0.0%):
120,000	Equifax, Inc., 2.30%, 6/1/21, Callable 5/1/21 @ 100^	117,237

Real Estate Management & Development (0.0%):
357,000	CC Holdings GS V LLC, 3.85%, 4/15/23	373,611
575,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(b)	544,597

		918,208

Road & Rail (0.3%):
1,000,000	Burlington North Santa Fe LLC, 3.05%, 9/1/22, Callable 6/1/22 @ 100	1,030,114
130,000	Burlington North Santa Fe LLC, 4.15%, 4/1/45, Callable 10/1/44 @ 100	137,928
440,000	Burlington North Santa Fe LLC, 4.13%, 6/15/47, Callable 12/15/46 @ 100	464,810
455,000	CSX Corp., 3.25%, 6/1/27, Callable 3/1/27 @ 100^	456,249
610,000	CSX Corp., 3.80%, 11/1/46, Callable 5/1/46 @ 100^	586,598
432,000	Norfolk Southern Corp., 2.90%, 6/15/26, Callable 3/15/26 @ 100^	428,191
575,000	Norfolk Southern Corp., 3.15%, 6/1/27, Callable 3/1/27 @ 100	574,462
500,000	Penske Truck Leasing, 3.40%, 11/15/26, Callable 8/15/26 @ 100(b)	493,907
484,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 8/1/54 @ 100	477,716
1,705,000	Union Pacific Corp., 4.10%, 9/15/67, Callable 3/15/67 @ 100	1,708,764
452,885	Union Pacific Railroad Co., Series 14-1, 3.23%, 5/14/26	463,922

		6,822,661

Semiconductors & Semiconductor Equipment (0.6%):
515,000	Analog Devices, Inc., 3.50%, 12/5/26, Callable 9/5/26 @ 100	520,087
280,000	Analog Devices, Inc., 4.50%, 12/5/36, Callable 6/5/36 @ 100	291,732
190,000	Analog Devices, Inc., 5.30%, 12/15/45, Callable 6/15/45 @ 100	220,091
170,000	Applied Materials, Inc., 3.90%, 10/1/25, Callable 7/1/25 @ 100	181,632
130,000	Applied Materials, Inc., 5.85%, 6/15/41	165,744
735,000	Applied Materials, Inc., 4.35%, 4/1/47, Callable 10/1/46 @ 100	786,530
1,930,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.00%, 1/15/22, Callable 12/15/21 @ 100(b)	1,962,196

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$ 1,980,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100(b)	$2,034,205
1,750,000	Intel Corp., 2.35%, 5/11/22, Callable 4/11/22 @ 100^	1,762,497
220,000	Intel Corp., 4.10%, 5/19/46, Callable 11/19/45 @ 100	230,819
19,000	KLA-Tencor Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	20,583
302,000	Lam Research Corp., 2.80%, 6/15/21, Callable 5/15/21 @ 100	305,511
561,000	Lam Research Corp., 3.80%, 3/15/25, Callable 12/15/24 @ 100	578,952
250,000	NVIDIA Corp., 3.20%, 9/16/26, Callable 6/16/26 @ 100	248,700
1,650,000	QUALCOMM, Inc., 2.10%, 5/20/20^	1,662,563
228,000	QUALCOMM, Inc., 3.45%, 5/20/25, Callable 2/20/25 @ 100^	235,227
478,000	QUALCOMM, Inc., 4.80%, 5/20/45, Callable 11/20/44 @ 100	524,669
800,000	Xilinx, Inc., 2.95%, 6/1/24, Callable 4/1/24 @ 100	801,230

		12,532,968

Software (0.8%):
345,000	Autodesk, Inc., 3.50%, 6/15/27, Callable 3/15/27 @ 100	344,147
1,665,000	Microsoft Corp., 1.85%, 2/6/20^	1,671,854
750,000	Microsoft Corp., 1.55%, 8/8/21, Callable 7/8/21 @ 100^	736,757
705,000	Microsoft Corp., 2.65%, 11/3/22, Callable 9/3/22 @ 100^	717,506
320,000	Microsoft Corp., 2.00%, 8/8/23, Callable 6/8/23 @ 100	313,515
1,360,000	Microsoft Corp., 2.40%, 8/8/26, Callable 5/8/26 @ 100	1,314,521
2,080,000	Microsoft Corp., 3.30%, 2/6/27, Callable 11/6/26 @ 100^	2,153,639
925,000	Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	931,686
4,290,000	Microsoft Corp., 3.70%, 8/8/46, Callable 2/8/46 @ 100	4,326,212
270,000	Microsoft Corp., Series 30Y, 4.25%, 2/6/47, Callable 8/6/46 @ 100	298,507
250,000	Microsoft Corp., 3.95%, 8/8/56, Callable 2/8/56 @ 100	257,620
760,000	Microsoft Corp., 4.50%, 2/6/57, Callable 8/6/56 @ 100	860,013
401,000	Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	417,617
425,000	Oracle Corp., 2.95%, 5/15/25, Callable 2/15/25 @ 100	428,566
170,000	Oracle Corp., 2.65%, 7/15/26, Callable 4/15/26 @ 100	166,986
195,000	Oracle Corp., 4.50%, 7/8/44, Callable 1/8/44 @ 100	215,782
525,000	Oracle Corp., 4.00%, 7/15/46, Callable 1/15/46 @ 100	543,222
450,000	Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54 @ 100	482,081

		16,180,231

Specialty Retail (0.1%):
750,000	Home Depot, Inc. (The), 3.00%, 4/1/26, Callable 1/1/26 @ 100^	752,617

Principal Amount		Fair Value
Corporate Bonds, continued
Specialty Retail, continued
$ 560,000	Home Depot, Inc. (The), 4.25%, 4/1/46, Callable 10/1/45 @ 100	$602,898
145,000	Lowe’s Cos., Inc., 2.50%, 4/15/26, Callable 1/15/26 @ 100	139,322

		1,494,837

Technology Hardware, Storage & Peripherals (0.3%):
410,000	Apple, Inc., 3.45%, 5/6/24^	429,916
127,000	Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	130,454
1,200,000	Apple, Inc., 2.45%, 8/4/26, Callable 5/4/26 @ 100	1,157,826
1,080,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100	1,111,953
385,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100	391,974
340,000	Apple, Inc., 3.45%, 2/9/45	322,208
640,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	725,116
1,685,000	Apple, Inc., 3.85%, 8/4/46, Callable 2/4/46 @ 100	1,703,274
170,000	Apple, Inc., 4.25%, 2/9/47, Callable 8/9/46 @ 100^	182,852
220,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(b)	244,321
520,000	HP Enterprise Co., 2.85%, 10/5/18	525,198

		6,925,092

Textiles, Apparel & Luxury Goods (0.0%):
245,000	Coach, Inc., 4.13%, 7/15/27, Callable 4/15/27 @ 100	246,294

Tobacco (0.2%):
300,000	Altria Group, Inc., 2.63%, 9/16/26, Callable 6/16/26 @ 100^	288,814
740,000	BAT Capital Corp., 3.22%, 8/15/24, Callable 6/15/24 @ 100(b)	741,823
1,075,000	BAT Capital Corp., 3.56%, 8/15/27, Callable 5/15/27 @ 100(b)	1,085,806
92,000	Reynolds American, Inc., 3.25%, 6/12/20^	94,542
450,000	Reynolds American, Inc., 4.00%, 6/12/22^	475,385
1,030,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	1,103,995

		3,790,365

Trading Companies & Distributors (0.0%):
75,000	Air Lease Corp., 3.63%, 4/1/27, Callable 1/1/27 @ 100	75,051

Wireless Telecommunication Services (0.3%):
5,630,000	Sprint Spectrum, 3.36%, 3/20/23(b)	5,714,450

Total Corporate Bonds (Cost $389,001,752)		392,766,940

Yankee Dollars (5.2%):
Auto Components (0.0%):
641,000	Delphi Automotive plc, 4.40%, 10/1/46, Callable 4/1/46 @ 100	649,906

Banks (1.8%):
1,275,000	Barclays Bank plc, 2.75%, 11/8/19	1,288,379
210,000	Barclays Bank plc, 5.14%, 10/14/20	224,610
888,000	Barclays Bank plc, 4.38%, 1/12/26	927,155
1,400,000	BNP Paribas SA, 4.63%, 3/13/27(b)	1,482,091
720,000	BPCE SA, 3.00%, 5/22/22(b)	723,977
2,350,000	Credit Agricole, 3.38%, 1/10/22(b)	2,402,845

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$ 1,855,000	Credit Agricole SA, 3.25%, 10/4/24(b)	$1,856,054
1,092,000	Federal Republic of Germany, 1.50%, 2/6/19	1,090,750
1,525,000	HSBC Holdings plc, 3.26%(US0003M+106bps), 3/13/23, Callable 3/13/22 @ 100	1,556,531
1,600,000	HSBC Holdings plc, 4.38%, 11/23/26	1,667,955
600,000	ING Bank NV, Series E, 4.13%(USISDA05+270bps), 11/21/23, Callable 11/21/18 @ 100(b)	610,800
1,160,000	ING Groep NV, 3.15%, 3/29/22^	1,182,071
835,000	ING Groep NV, 3.95%, 3/29/27	870,096
1,150,000	Intesa Sanpaolo SpA, 3.13%, 7/14/22(b)	1,152,838
660,000	Intesa Sanpaolo SpA, 3.88%, 7/14/27(b)	662,665
200,000	Lloyds Banking Group plc, 3.00%, 1/11/22	201,656
550,000	Lloyds Banking Group plc, 3.75%, 1/11/27	559,591
750,000	Mitsubishi UFJ Finance GRP, 3.00%, 2/22/22	760,320
1,810,000	Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/1/21	1,838,971
650,000	Mitsubishi UFJ Financial Group, Inc., 2.67%, 7/25/22	649,217
2,890,000	Mizuho Financial Group, 2.95%, 2/28/22	2,913,239
420,000	Mizuho Financial Group, Inc., 2.60%, 9/11/22	416,550
1,010,000	National Australia Bank of New York, 2.13%, 5/22/20^	1,010,198
2,670,000	Royal Bank of Canada, 2.20%, 9/23/19	2,683,579
860,000	Royal Bank of Canada, Series G, 2.13%, 3/2/20^	863,755
1,985,000	Santander UK Group Holdings plc, 2.88%, 10/16/20	2,012,753
240,000	Santander UK plc, 7.95%, 10/26/29	308,449
1,655,000	Sumitomo Mitsui Trust Bank, Ltd., 1.95%, 9/19/19(b)	1,650,170

		33,567,265

Biotechnology (0.0%):
455,000	Shire Acq INV Ireland DA, 1.90%, 9/23/19	454,100

Building Products (0.0%):
256,000	Johnson Controls International, 4.62%, 7/2/44, Callable 1/2/44 @ 100	274,397

Capital Markets (0.8%):
1,515,000	CDP Financial, Inc., 4.40%, 11/25/19(b)	1,595,016
770,000	Credit Suisse AG, NY, 1.70%, 4/27/18	770,606
1,000,000	Credit Suisse AG, NY, 3.00%, 10/29/21	1,026,700
1,035,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	1,045,774
360,000	Credit Suisse Group Fun, Ltd., 3.45%, 4/16/21	369,418
250,000	Credit Suisse, NY, 3.63%, 9/9/24	259,608
433,000	Deutsche Bank AG, 1.88%, 2/13/18	433,083

Principal Amount		Fair Value
Yankee Dollars, continued
Capital Markets, continued
$ 2,790,000	FMS Wertmanagement, 1.63%, 11/20/18	$2,791,842
280,000	Nomura Holdings, Inc., 2.75%, 3/19/19	282,521
1,980,000	UBS AG London, 2.20%, 6/8/20, Callable 5/8/20 @ 100(b)	1,983,556
670,000	UBS Group AG, 4.13%, 9/24/25(b)	704,779
3,675,000	UBS Group Funding, 3.49%, 5/23/23, Callable 5/23/22 @ 100(b)	3,762,655
870,000	UBS Group Funding Switzerland AG, 2.86%(US0003M+95bps), 8/15/23, Callable 8/15/22 @ 100(b)	867,167

		15,892,725

Chemicals (0.1%):
200,000	Air Liquid Finance, 2.25%, 9/27/23, Callable 7/27/23 @ 100(b)	192,886
750,000	Air Liquide Finance SA, 1.75%, 9/27/21, Callable 8/27/21 @ 100(b)	732,986
1,310,000	Air Liquide Finance SA, 2.50%, 9/27/26, Callable 6/27/26 @ 100(b)	1,249,162

		2,175,034

Consumer Finance (0.1%):
1,675,000	Hyundai Capital Services, Inc., 3.00%, 8/29/22(b)	1,652,354

Diversified Financial Services (0.2%):
245,000	Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25(b)	263,988
1,640,000	Deutsche Telekom International Finance, 1.95%, 9/19/21, Callable 8/19/21 @ 100(b)	1,606,397
635,000	Export Development Canada, 0.88%, 8/27/18(b)	631,331
2,335,000	ORIX Corp., 2.90%, 7/18/22	2,343,863

		4,845,579

Electric Utilities (0.1%):
1,012,000	ENEL Finance International NV, 2.88%, 5/25/22(b)	1,018,556

Electronic Equipment, Instruments & Components (0.0%):
125,000	Tyco Electronics Group SA, 3.45%, 8/1/24, Callable 5/1/24 @ 100	129,223

Food Products (0.1%):
1,570,000	Danone SA, 2.08%, 11/2/21, Callable 10/2/21 @ 100(b)	1,542,390

Industrial Conglomerates (0.2%):
2,304,000	GE Capital International Funding, 4.42%, 11/15/35	2,505,365

Insurance (0.1%):
1,210,000	Aon plc, 3.88%, 12/15/25, Callable 9/15/25 @ 100	1,273,455
81,000	Aon plc, 4.45%, 5/24/43, Callable 2/24/43 @ 100	82,170
744,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100	793,768
200,000	Aon plc, 4.75%, 5/15/45, Callable 11/15/44 @ 100	217,504
500,000	Trinity Acquistion plc, 4.40%, 3/15/26, Callable 12/15/25 @ 100	530,114

		2,897,011

Oil, Gas & Consumable Fuels (0.0%):
555,000	Ecopetrol SA, 4.13%, 1/16/25^	556,388
107,000	Petroleos Mexicanos, 6.00%, 3/5/20	114,972

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$ 883,000	Petroleos Mexicanos, 5.63%, 1/23/46	$821,190
215,000	Shell International Finance BV, 2.13%, 5/11/20^	216,322
490,000	Shell International Finance BV, 1.75%, 9/12/21	483,125
396,000	Suncor Energy, Inc., 6.80%, 5/15/38	530,155

		2,722,152

Pharmaceuticals (0.7%):
5,590,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100	5,706,988
1,000,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,036,913
2,620,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	2,720,895
175,000	Actavis Funding SCS, 4.75%, 3/15/45, Callable 9/15/44 @ 100	189,333
1,145,000	AstraZeneca plc, 2.38%, 6/12/22, Callable 5/12/22 @ 100	1,135,259
514,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100^	523,306
600,000	Teva Pharmaceutical Finance BV, 2.95%, 12/18/22	582,799
1,390,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21^	1,338,297
385,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23^	367,210
375,000	Teva Pharmaceuticals Ne, 1.40%, 7/20/18^	373,599

		13,974,599

Sovereign Bond (1.0%):
620,000	Canada Government, 1.63%, 2/27/19	621,074
649,000	Mexico Government International Bond, 4.15%, 3/28/27^	682,131
589,561	Oriental Republic of Uruguay, 4.50%, 8/14/24^	646,159
600,000	Oriental Republic of Uruguay, 4.38%, 10/27/27	646,500
689,000	Province of Manitoba Canada, 3.05%, 5/14/24	710,426
870,000	Province of Quebec, 2.50%, 4/20/26^	861,749
595,000	Republic of Colombia, 4.50%, 1/28/26, Callable 10/28/25 @ 100^	635,460
7,574,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100^	7,695,184
575,000	Republic of Panama, 4.00%, 9/22/24, Callable 6/22/24 @ 100	613,813
540,000	Republic of Panama, 4.50%, 5/15/47^	569,700
281,000	Republic of Peru, 5.63%, 11/18/50	354,762
1,270,000	Saudi Government International Bond, 3.63%, 3/4/28(b)	1,253,592
262,000	United Mexican States, Series E, 3.50%, 1/21/21^	274,314
2,506,000	United Mexican States, 4.13%, 1/21/26^	2,640,071

		18,204,935

Transportation Infrastructure (0.0%):
410,000	Mexico City Airport Trust, 5.50%, 7/31/47, Callable 1/31/47 @ 100^(b)	415,084

Principal Amount		Fair Value
Yankee Dollars, continued
Wireless Telecommunication Services (0.0%):
$ 95,000	Rogers Communications, Inc., 3.63%, 12/15/25, Callable 9/15/25 @ 100	$96,827
130,000	Rogers Communications, Inc., 5.00%, 3/15/44, Callable 9/15/43 @ 100	146,601

		243,428

Total Yankee Dollars (Cost $101,996,872)		103,164,103

Municipal Bonds (0.1%):
Massachusetts (0.0%):
450,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B, 5.00%, 10/15/41, Continuously Callable @ 100	506,151

New Jersey (0.1%):
800,000	New Jersey State Transportation Trust Fund Authority Revenue, Series AA, 5.00%, 6/15/36, Continuously Callable @ 100	846,215

New York (0.0%):
540,000	New York State Urban Development Corp. Revenue, Series E, 5.00%, 3/15/24, Continuously Callable @ 100	632,988

California (0.0%):
50,000	University of California Revenue, 4.86%, 5/15/12	53,891
347,000	University of California Revenue, 4.77%, 5/15/15	363,934

		417,825

Total Municipal Bonds (Cost $2,289,796)		2,403,179

U.S. Government Agency Mortgages (36.2%):
Federal Home Loan Mortgage Corporation (11.7%)
1,664,156	2.50%, 2/1/24, Pool #G14989	1,684,965
2,179,179	Class A1, Series KIR2, 2.75%, 3/25/27	2,209,063
591,000	3.49%, 9/15/29(d)	415,094
101,665	3.00%, 1/1/30, Pool #V60724	104,664
72,851	3.00%, 1/1/30, Pool #V60696	74,999
145,449	2.50%, 3/1/30, Pool #V60770	146,758
324,231	3.00%, 5/1/30, Pool #J31689	334,076
162,141	2.50%, 5/1/30, Pool #J31418	163,542
224,381	2.50%, 5/1/30, Pool #V60796	226,176
616,840	3.00%, 6/1/30, Pool #V60840	635,425
56,748	2.50%, 7/1/30, Pool #J32209	57,238
60,193	2.50%, 7/1/30, Pool #J32204	60,701
18,464	2.50%, 7/1/30, Pool #V60905	18,611
275,977	3.00%, 7/1/30, Pool #G15520	284,127
32,005	3.00%, 7/1/30, Pool #J32181	32,978
13,692	2.50%, 7/1/30, Pool #J32491	13,801
59,301	3.00%, 8/1/30, Pool #V60909	61,088
246,926	2.50%, 8/1/30, Pool #V60886	249,055
38,933	3.00%, 8/1/30, Pool #J32436	40,082
187,546	2.50%, 8/1/30, Pool #V60902	189,156
377,498	2.50%, 9/1/30, Pool #V60904	380,505
183,934	2.50%, 9/1/30, Pool #V60903	185,484
190,000	6.75%, 3/15/31	273,146
197,000	3.75%, 3/15/31(d)	130,284
199,483	5.50%, 2/1/35, Pool #G04692	223,325
77,984	5.00%, 7/1/35, Pool #G01840	85,561
100,327	5.00%, 7/1/35, Pool #G01838	110,085
862,993	5.00%, 2/1/38, Pool #G60365	946,808

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 276,584	6.00%, 4/1/39, Pool #G07613	$319,739
52,035	4.50%, 12/1/39, Pool #A90196	55,948
47,670	4.50%, 7/1/40, Pool #A93010	51,295
58,611	4.00%, 8/1/40, Pool #A93534	61,951
1,026,488	4.50%, 9/1/40, Pool #A93700	1,115,477
371,177	4.00%, 9/1/40, Pool# A93851	395,472
55,126	4.00%, 10/1/40, Pool #A95923	58,892
52,504	4.00%, 11/1/40, Pool #A94977	56,089
53,798	4.00%, 11/1/40, Pool #A95144	57,472
55,302	4.00%, 11/1/40, Pool #A94779	59,079
3,452	4.00%, 4/1/41, Pool #Q00093	3,649
166,948	4.50%, 5/1/41, Pool #Q00959	179,505
156,569	4.50%, 5/1/41, Pool #Q00804	168,352
723,255	Class FL, Series 4248, 1.68%(LIBOR01M+45bps), 5/15/41	727,235
823,284	5.50%, 6/1/41, Pool #G07553	916,615
760,040	3.50%, 10/1/41, Pool #G08462	787,703
104,773	4.00%, 10/1/41, Pool #Q04022	111,932
175,294	5.00%, 10/1/41, Pool #G07642	191,860
58,899	4.00%, 10/1/41, Pool #Q03841	62,924
1,572,501	5.00%, 11/1/41, Pool #G07962	1,720,264
383,583	3.50%, 4/1/42, Pool #C03811	399,270
20,138	3.50%, 5/1/42, Pool# Q07896	20,865
57,623	3.50%, 8/1/42, Pool #Q12162	59,846
547,833	3.50%, 8/1/42, Pool# Q10724	567,805
49,969	3.50%, 10/1/42, Pool #Q11750	51,794
29,930	3.50%, 10/1/42, Pool #Q11909	30,989
616,592	3.50%, 11/1/42, Pool# Q13134	639,016
355,834	3.00%, 12/1/42, Pool #C04320	359,183
413,514	3.00%, 1/1/43, Pool #Q14866	417,442
280,187	3.00%, 3/1/43, Pool #Q16403	282,855
397,013	3.00%, 3/1/43, Pool #Q16673	400,874
500,501	3.00%, 3/1/43, Pool #Q16567	505,335
142,222	3.00%, 4/1/43, Pool #Q17095	143,598
180,994	3.50%, 6/1/43, Pool #Q18718	187,923
278,827	3.50%, 7/1/43, Pool #Q20206	290,223
1,498,815	3.00%, 8/1/43, Pool #G07550	1,513,304
189,573	3.50%, 8/1/43, Pool #Q21320	196,498
128,548	4.00%, 9/1/43, Pool #Q21579	137,681
4,421,728	3.00%, 9/1/43, Pool #G60675	4,460,527
451,088	4.50%, 12/1/43, Pool #Q23779	484,321
414,325	4.50%, 12/1/43, Pool #G60018	447,302
32,018	3.50%, 1/1/44, Pool #Q24368	33,324
813,314	Class XZ, Series 4316, 4.50%,
	3/15/44	918,228
190,738	4.00%, 4/1/44, Pool #Q25643	203,427
24,698	3.50%, 4/1/44, Pool #Q25812	25,706
1,206,897	Class ZX, Series 4352, 4.00%, 4/15/44	1,297,106
68,998	3.50%, 5/1/44, Pool #Q26362	71,813
28,003	3.50%, 5/1/44, Pool #Q26452	29,146
38,086	3.50%, 5/1/44, Pool #Q26218	39,662
21,260	3.50%, 5/1/44, Pool #Q25988	22,127
33,432	3.50%, 6/1/44, Pool #Q26707	34,797
31,233	3.50%, 7/1/44, Pool #Q27319	32,526
130,608	3.50%, 8/1/44, Pool #Q27843	135,937
725,009	4.00%, 8/1/44, Pool #G07786	775,938
54,484	3.50%, 9/1/44, Pool #Q28604	56,738
143,622	3.50%, 9/1/44, Pool #Q28605	149,482
21,430	4.00%, 2/1/45, Pool #Q31128	22,676
54,684	4.00%, 2/1/45, Pool #Q31338	58,019
4,578,383	3.50%, 8/1/45, Pool #G60138	4,765,488
37,192	3.50%, 9/1/45, Pool #Q36302	38,734
360,176	4.00%, 10/1/45, Pool #Q36972	382,385
53,951	4.00%, 12/1/45, Pool #Q37955	57,241

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 63,839	4.00%, 12/1/45, Pool #Q37957	$67,671
616,930	3.50%, 1/1/46, Pool #G60393	639,327
458,936	3.50%, 3/1/46, Pool #Q39250	475,576
510,699	3.50%, 5/1/46, Pool #G60561	529,240
1,423,572	3.00%, 6/1/46, Pool #G08710	1,430,221
832,690	4.00%, 7/1/46, Pool #V82528	884,413
481,584	4.00%, 8/1/46, Pool #V82553	511,498
10,948,537	3.00%, 8/1/46, Pool #G60717	11,012,668
955,272	Class FB, Series 4606, 1.73%(LIBOR01M+50bps), 8/15/46	960,888
69,621	4.00%, 9/1/46, Pool #G60729	73,946
603,528	3.00%, 9/1/46, Pool #G60718	606,721
2,240,636	3.00%, 9/1/46, Pool #Q42979	2,252,490
4,011,169	3.00%, 9/1/46, Pool #Q43104	4,037,051
136,938	4.00%, 10/1/46, Pool #V82661	145,444
7,354,000	4.50%, 10/15/46, TBA	7,884,541
3,621,000	4.00%, 10/15/46, TBA	3,812,517
15,559,693	3.00%, 11/1/46, Pool #Q44452	15,627,549
5,053,994	3.00%, 11/1/46, Pool #Q44665	5,077,600
300,000	6.00%, 11/15/46, TBA	337,078
1,700,000	2.50%, 11/15/46, TBA	1,643,555
658,341	3.00%, 12/1/46, Pool #Q44853	662,589
651,340	3.00%, 12/1/46, Pool #Q45064	654,786
2,200,984	3.00%, 12/1/46, Pool #V82781	2,211,265
10,825,052	3.00%, 12/1/46, Pool #G08737	10,872,259
2,617,982	3.00%, 12/1/46, Pool #V82848	2,636,395
166,199	3.00%, 12/1/46, Pool #Q45083	167,613
324,143	3.00%, 12/1/46, Pool #Q45080	326,423
278,443	3.00%, 12/1/46, Pool #Q45079	280,563
11,624,358	3.00%, 1/1/47, Pool #G08741	11,675,051
15,226,658	3.00%, 1/1/47, Pool #Q45872	15,297,847
44,979,008	3.00%, 2/1/47, Pool #G08747^	45,173,416
3,036,878	4.00%, 2/1/47, Pool #V82929	3,225,149
2,069,048	3.00%, 2/1/47, Pool #Q46441	2,077,991
4,048,129	3.00%, 3/1/47, Pool #G08756	4,065,799
1,303,809	3.50%, 3/1/47, Pool #G60968	1,356,504
2,460,419	4.00%, 8/1/47, Pool# G67704	2,635,222
2,600,000	5.50%, 10/15/47	2,865,433
27,622,943	3.50%, 10/15/47, TBA	28,489,407

		229,869,107

Federal Home Loan Mortgage Corporation Multifamily Structured
Pass Through Certificates (0.1%)
2,136,000	Class A2, Series K066, 3.12%, 6/25/27	2,181,137

		2,181,137

Federal National Mortgage Association (18.1%)
3,964	5.50%, 1/1/18, Pool #680928	3,967
21,702	4.00%, 7/1/19, Pool #AE0968	22,440
17,537	5.50%, 3/1/20, Pool #888557	17,731
84,804	5.50%, 5/1/25, Pool #AE0378	86,747
207,155	5.50%, 7/1/25, Pool #AE0096	228,919
13,118	5.50%, 9/1/25, Pool #AL4903	13,401
2,014,466	3.50%, 12/1/25, Pool #AH1359	2,105,366
240,154	4.00%, 9/1/26, Pool #AL2683	252,491
1,380,000	Class A2, Series 2017-M1, 2.50%, 10/25/26	1,335,411
174,234	4.00%, 12/1/26, Pool #AL1938	183,238
2,237,235	4.00%, 5/1/27, Pool #AL5956	2,343,713
1,860,065	3.50%, 9/1/28, Pool #AL4245	1,949,587
516,378	3.50%, 10/1/28, Pool #AV0198	541,206
737,035	3.50%, 11/1/28, Pool #AV1360	772,415
608,227	3.00%, 4/1/29, Pool #AW0937	627,214
417,048	3.00%, 5/1/29, Pool #AW2544	430,154
814,324	3.00%, 6/1/29, Pool #AS2676	839,665
326,112	3.50%, 9/1/29, Pool #AX0105	340,223

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,679,253	3.00%, 9/1/29, Pool #AL6897	$1,732,298
575,344	3.50%, 9/1/29, Pool #AL5806	602,996
557,517	3.00%, 9/1/29, Pool #AS3220	574,850
151,016	3.00%, 9/1/29, Pool #AS3355	155,766
75,860	3.50%, 10/1/29, Pool #AX2741	79,504
2,532,010	3.50%, 12/1/29, Pool #AL6161	2,654,645
1,091,042	3.00%, 1/1/30, Pool #AL6144	1,124,953
2,605,000	3.58%, 1/15/30(d)	1,801,344
219,884	3.00%, 3/1/30, Pool #AL6583	226,804
191,757	3.00%, 4/1/30, Pool #AL6584	197,591
148,807	2.50%, 4/1/30, Pool #AY3416	150,349
106,960	3.00%, 5/1/30, Pool #AL6761	110,324
73,434	2.50%, 5/1/30, Pool #AY0828	74,182
3,901,000	3.61%, 5/15/30(d)	2,666,641
29,481	3.00%, 7/1/30, Pool #AZ2297	30,345
68,232	2.50%, 7/1/30, Pool #AZ2170	68,939
149,000	3.00%, 7/1/30, Pool #AL7139	153,538
51,527	3.00%, 7/1/30, Pool #AX9700	53,111
164,766	3.00%, 7/1/30, Pool #AX9701	169,774
149,178	2.50%, 8/1/30, Pool #AS5614	150,723
35,381	3.50%, 8/1/30, Pool #AS5707	36,887
270,379	3.00%, 8/1/30, Pool #AL7225	278,590
248,100	3.00%, 8/1/30, Pool #AL7227	255,465
160,711	3.50%, 8/1/30, Pool #AS5708	168,513
37,261	3.00%, 8/1/30, Pool #AX3298	38,404
288,780	2.50%, 8/1/30, Pool #AS5616	291,771
116,332	2.50%, 8/1/30, Pool #AS5548	117,536
19,569	3.00%, 8/1/30, Pool #AZ8597	20,172
210,569	3.00%, 8/1/30, Pool #AS5623	216,831
44,257	3.00%, 8/1/30, Pool #AZ7833	45,621
202,893	3.00%, 8/1/30, Pool #AS5622	209,078
84,445	3.00%, 9/1/30, Pool #AZ5719	86,913
144,561	3.00%, 9/1/30, Pool #AS5714	148,976
192,473	3.00%, 9/1/30, Pool #AS5728	198,397
139,217	2.50%, 9/1/30, Pool #AS5786	140,658
168,747	2.50%, 9/1/30, Pool #AS5872	170,495
161,089	2.50%, 11/1/30, Pool #AS6141	162,758
145,521	2.50%, 11/1/30, Pool #AS6142	147,028
161,530	2.50%, 11/1/30, Pool #AS6116	162,756
153,478	2.50%, 11/1/30, Pool #AS6115	155,069
448,897	2.50%, 6/1/31, Pool# BD1753	452,304
294,018	2.50%, 6/1/31, Pool# BC8409	296,250
241,173	2.50%, 6/1/31, Pool #AS7320	243,125
437,113	2.50%, 7/1/31, Pool #AS7617	440,652
289,787	2.50%, 7/1/31, Pool #AS7605	292,132
93,407	4.00%, 8/1/31, Pool #AY4707	99,544
3,499,131	3.00%, 8/1/31, Pool #AL9376	3,601,321
61,143	4.00%, 8/1/31, Pool #AY4688	65,152
702,219	2.50%, 10/1/31, Pool #AS8208	707,959
3,487,173	2.50%, 10/1/31, Pool #BC4773	3,516,680
409,047	2.50%, 10/1/31, Pool #AS8009	412,328
1,712,920	2.50%, 10/1/31, Pool #AS8195	1,727,399
554,671	2.50%, 10/1/31, Pool #AS8193	559,120
238,845	2.50%, 11/1/31, Pool #BC2628	240,863
444,103	2.50%, 11/1/31, Pool# MA2803	447,474
490,847	2.50%, 11/1/31, Pool #BC2631	494,573
302,770	2.50%, 11/1/31, Pool #AS8245	305,332
400,219	2.50%, 11/1/31, Pool #AS8240	403,486
255,157	2.50%, 11/1/31, Pool #BC2629	257,243
365,967	2.50%, 11/1/31, Pool #AS8241	368,901
105,752	2.50%, 12/1/31, Pool# BE0200	106,555
3,378,999	2.50%, 1/1/32, Pool# AS9324	3,404,651
448,876	2.50%, 3/1/32, Pool #AS9317	452,480
557,919	2.50%, 3/1/32, Pool #AS9316	562,476
196,331	2.50%, 3/1/32, Pool# BM1422	197,821

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$860,317	2.50%, 3/1/32, Pool #AS9318	$866,848
916,420	2.50%, 3/1/32, Pool #AS9319	923,377
708,121	2.50%, 3/1/32, Pool #AS9321	714,106
300,000	2.50%, 10/1/32, Pool# MA3154	302,277
4,000,000	2.00%, 10/25/32, TBA	3,932,500
1,900,000	5.00%, 10/25/32, TBA	1,940,672
989,000	2.50%, 10/25/32, TBA	995,722
9,280,000	3.00%, 10/25/32, TBA	9,535,200
200,000	4.50%, 10/25/32, TBA	204,281
187,890	5.50%, 1/1/33, Pool #676661	209,993
126,728	5.50%, 5/1/33, Pool #555424	141,788
301,120	5.50%, 2/1/35, Pool #735989	337,140
1,051,153	5.00%, 2/1/35, Pool #735226	1,158,323
74,350	5.00%, 3/1/35, Pool #735288	81,923
26,842	6.00%, 4/1/35, Pool #735504	30,674
141,599	5.00%, 9/1/35, Pool #889974	156,016
286,539	4.00%, 1/1/36, Pool #AB0686	303,591
700,955	5.50%, 9/1/36, Pool #995113	785,528
69,529	3.00%, 10/1/36, Pool #AL9227	70,893
483,351	3.00%, 11/1/36, Pool #AS8348	492,687
202,285	3.00%, 11/1/36, Pool #AS8349	206,193
477,470	3.00%, 12/1/36, Pool #BE1896	486,694
583,460	3.00%, 12/1/36, Pool #AS8553	595,091
47,892	5.50%, 2/1/38, Pool #961545	53,330
22,921	6.00%, 3/1/38, Pool #889529	26,065
126,999	5.50%, 5/1/38, Pool #889441	141,496
169,209	5.50%, 5/1/38, Pool #889692	188,812
74,043	6.00%, 5/1/38, Pool #889466	84,545
112,980	5.50%, 6/1/38, Pool #995018	126,073
32,025	5.50%, 9/1/38, Pool #889995	35,706
76,976	6.00%, 10/1/38, Pool #889983	87,270
415,418	5.50%, 1/1/39, Pool #AB0200	462,138
161,971	4.50%, 4/1/39, Pool #930922	175,647
169,862	4.50%, 5/1/39, Pool #AL1472	184,891
1,732,704	5.00%, 6/1/39, Pool #AL7521	1,908,031
1,140,155	6.00%, 7/1/39, Pool #BF0056	1,276,397
83,473	5.50%, 10/1/39, Pool #AD0362	93,152
79,609	5.50%, 12/1/39, Pool #AD0571	88,898
585,360	5.50%, 12/1/39, Pool #AC6680	650,776
10,527,891	4.50%, 1/1/40, Pool #AC8568	11,388,757
63,568	5.50%, 3/1/40, Pool #AL5304	71,705
519,464	6.00%, 4/1/40, Pool #AL4141	590,098
57,221	4.50%, 4/1/40, Pool #AD4038	62,307
98,471	6.50%, 5/1/40, Pool #AL1704	111,942
122,639	4.50%, 7/1/40, Pool #AB1226	132,627
236,759	4.00%, 7/1/40, Pool #AE0113	250,400
195,896	4.50%, 7/1/40, Pool #AD7127	211,993
6,198	4.00%, 8/1/40, Pool #AD9136	6,556
422,857	4.00%, 8/1/40, Pool #AE0216	447,317
54,694	6.00%, 9/1/40, Pool #AE0823	61,937
471,403	4.00%, 10/1/40, Pool #AE7535	498,537
1,125,085	4.00%, 10/1/40, Pool #AB1614	1,199,354
75,095	4.00%, 11/1/40, Pool #AE8407	79,439
52,181	4.00%, 12/1/40, Pool #AH0006	55,191
344,136	4.00%, 12/1/40, Pool #AH0946	363,983
2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	2,880,801
99,400	4.00%, 1/1/41, Pool #AL7167	105,583
11,060,098	Class ZA, Series 2011-8, 4.00%, 2/25/41, Callable 6/25/29 @ 100	11,659,642
771,075	4.00%, 4/1/41, Pool #AI1186	815,206
117,591	6.00%, 6/1/41, Pool #AL4142	133,358
1,320,478	5.00%, 7/1/41, Pool #AL7524	1,443,708
69,873	4.50%, 7/1/41, Pool #AB3314	75,597
77,972	4.00%, 9/1/41, Pool #AI5228	82,447

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 65,783	4.50%, 9/1/41, Pool #AI8961	$71,786
918,565	4.00%, 9/1/41, Pool #AJ1541	971,295
1,543,819	5.50%, 9/1/41, Pool #AL8430	1,723,453
59,599	4.00%, 10/1/41, Pool #AC9312	63,021
3,981,558	4.00%, 11/1/41, Pool #AJ4701	4,241,395
195,889	4.00%, 12/1/41, Pool #AB4054	210,066
65,870	4.00%, 12/1/41, Pool #AJ7684	70,637
69,090	3.50%, 1/1/42, Pool #AK2073	71,707
407,278	3.50%, 1/1/42, Pool #AW8154	422,056
217,240	4.00%, 2/1/42, Pool #AB4530	229,726
83,649	3.50%, 4/1/42, Pool #AK7510	86,670
191,944	3.50%, 4/1/42, Pool# AO0777	198,792
112,267	4.00%, 5/1/42, Pool #A02114	118,715
115,430	4.00%, 5/1/42, Pool #AT6144	123,771
348,255	4.00%, 5/1/42, Pool #AO2961	368,264
26,143	3.50%, 5/1/42, Pool #AO2881	27,051
55,756	3.50%, 6/1/42, Pool #AL2168	57,943
127,563	4.00%, 6/1/42, Pool #AL2003	134,830
57,159	3.50%, 6/1/42, Pool #AO3107	59,308
29,797	3.50%, 6/1/42, Pool #AO3048	30,873
50,708	3.50%, 6/1/42, Pool #AK9225	52,544
4,336,422	4.00%, 7/1/42, Pool #AL2160	4,648,212
255,472	4.00%, 7/1/42, Pool #AL4244	273,934
89,462	4.00%, 7/1/42, Pool #AL2607	94,561
66,165	3.50%, 7/1/42, Pool #AO9707	68,547
1,479,725	4.00%, 8/1/42, Pool #AL2242	1,564,686
113,325	3.50%, 8/1/42, Pool #AO7152	117,368
129,654	4.00%, 9/1/42, Pool #AL2901	137,093
426,141	4.50%, 9/1/42, Pool #AL2482	459,336
62,913	4.00%, 9/1/42, Pool #AX3706	66,517
169,727	3.00%, 10/1/42, Pool #AP9726	171,221
74,927	3.50%, 10/1/42, Pool #AQ0393	77,882
584,587	3.50%, 10/1/42, Pool #AB6512	605,662
135,235	3.50%, 12/1/42, Pool #AQ7127	140,059
287,579	3.00%, 12/1/42, Pool #AB7271	290,106
236,504	3.00%, 12/1/42, Pool #AB7425	238,586
1,054,505	3.00%, 12/1/42, Pool #AB7269	1,063,757
545,761	3.50%, 12/1/42, Pool #AL8045	565,220
308,470	4.00%, 12/1/42, Pool #AL6055	330,743
201,473	4.00%, 1/1/43, Pool #AL7369	213,040
2,784,183	4.50%, 1/1/43, Pool #AL8206	3,012,946
768,639	3.00%, 1/1/43, Pool #AB7567	775,408
699,751	3.00%, 1/1/43, Pool #AB7497	705,906
702,608	3.00%, 1/1/43, Pool #AB7458	708,774
386,884	3.00%, 1/1/43, Pool #AB7565	390,291
480,979	3.00%, 1/1/43, Pool #AB7755	485,209
263,232	3.00%, 2/1/43, Pool #AB7762	265,549
258,610	3.00%, 2/1/43, Pool #AB8558	260,878
318,818	3.50%, 2/1/43, Pool #AL2935	330,766
26,160	3.50%, 3/1/43, Pool# AT0310	27,087
19,222	3.50%, 3/1/43, Pool# AR6909	19,886
169,969	3.00%, 3/1/43, Pool #AB8830	171,460
67,877	3.00%, 3/1/43, Pool #AB8712	68,474
799,088	3.50%, 3/1/43, Pool #AL3409	826,854
181,880	3.00%, 3/1/43, Pool #AR9218	183,482
485,737	3.00%, 3/1/43, Pool #AB8701	490,010
518,934	3.00%, 3/1/43, Pool #AR9194	523,495
106,988	3.00%, 3/1/43, Pool #AR7568	107,900
126,920	3.00%, 3/1/43, Pool #AR7576	128,003
42,206	3.50%, 3/1/43, Pool# AR8128	43,571
462,928	3.00%, 4/1/43, Pool #AB9016	467,003
75,447	3.00%, 4/1/43, Pool #AT2037	76,108
198,206	3.00%, 4/1/43, Pool #AR8630	199,907
140,498	3.00%, 4/1/43, Pool #AB8923	141,706
61,348	3.00%, 4/1/43, Pool #AB9033	61,889

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 124,386	3.00%, 4/1/43, Pool #AB8924	$125,452
234,093	3.00%, 4/1/43, Pool #AT2040	236,134
139,787	3.00%, 4/1/43, Pool #AT2043	141,003
27,099	3.50%, 4/1/43, Pool# AT3019	28,051
47,973	3.50%, 5/1/43, Pool# MA1440	49,601
343,086	3.00%, 5/1/43, Pool #AB9173	346,106
242,608	3.00%, 5/1/43, Pool #AB9462	245,051
196,718	3.00%, 5/1/43, Pool #AT6654	198,450
507,773	3.00%, 5/1/43, Pool #AT2719	512,231
190,892	3.00%, 5/1/43, Pool #AL3759	192,574
30,491	3.50%, 6/1/43, Pool #AB9567	31,620
280,057	3.00%, 6/1/43, Pool #AB9662	282,881
17,460	3.00%, 6/1/43, Pool #AB9564	17,636
96,597	3.00%, 6/1/43, Pool #AT7676	97,440
244,590	3.50%, 7/1/43, Pool #AT4327	254,239
702,745	3.50%, 7/1/43, Pool #AT7940	730,465
750,272	3.00%, 7/1/43, Pool #AL5778	756,795
237,367	3.50%, 7/1/43, Pool# AR7145	245,211
567,908	3.50%, 7/1/43, Pool #AL4010	589,123
3,397,972	3.00%, 7/1/43, Pool #AB9940	3,427,612
255,564	3.50%, 7/1/43, Pool #AT8464	265,534
541,187	3.50%, 7/1/43, Pool #AT9667	559,381
18,283	3.50%, 8/1/43, Pool #AU3032	18,996
67,084	3.50%, 8/1/43, Pool #AU3270	69,598
70,581	3.50%, 8/1/43, Pool #AU3267	73,366
19,021	3.50%, 8/1/43, Pool #AT7333	19,763
138,103	3.50%, 8/1/43, Pool #AU0570	143,280
143,583	3.50%, 8/1/43, Pool #AU0613	148,966
638,713	3.50%, 8/1/43, Pool #AS0209	662,655
619,282	3.00%, 8/1/43, Pool #AS0331	624,607
23,473	3.50%, 9/1/43, Pool #AT7267	24,389
26,984	3.50%, 10/1/43, Pool #AU7247	28,049
2,229,981	4.00%, 10/1/43, Pool# BM1502	2,356,942
150,875	4.00%, 10/1/43, Pool #AL7577	159,508
1,398,007	3.50%, 11/1/43, Pool #AL9745	1,447,656
1,935,462	5.00%, 12/1/43, Pool #AL7777	2,113,703
696,492	3.50%, 12/1/43, Pool #AL4682	723,897
122,889	3.50%, 1/1/44, Pool #AS1539	127,683
933,624	3.50%, 1/1/44, Pool #AL9422	970,394
74,507	3.50%, 1/1/44, Pool #AS1453	77,440
130,098	3.50%, 1/1/44, Pool #AS1703	135,161
152,344	4.00%, 3/1/44, Pool #AV6577	162,442
4,843,402	4.50%, 4/1/44, Pool #AL6887	5,239,192
1,136,350	3.50%, 5/1/44, Pool #AL5554	1,181,065
6,000,886	3.50%, 6/1/44, Pool #AL9405	6,213,869
34,060	3.50%, 6/1/44, Pool #AW6405	35,385
16,443	3.50%, 6/1/44, Pool #AS2591	17,083
32,050	4.00%, 7/1/44, Pool #AW7055	33,958
2,091,824	4.00%, 8/1/44, Pool #AL5601	2,238,759
1,066,394	5.00%, 11/1/44, Pool #AL8878	1,163,540
19,799	4.00%, 12/1/44, Pool #AX6255	21,220
23,557	4.00%, 12/1/44, Pool #AY0299	25,244
249,819	4.00%, 12/1/44, Pool #AX9372	267,205
221,244	4.00%, 1/1/45, Pool #AY0367	236,684
79,351	4.00%, 1/1/45, Pool #AX8713	84,889
614,629	3.50%, 2/1/45, Pool #BM1100	636,728
218,431	4.00%, 2/1/45, Pool #AS4308	232,970
32,735	4.00%, 2/1/45, Pool #AY1866	35,082
149,766	4.00%, 2/1/45, Pool #AY2693	158,840
39,303	4.00%, 5/1/45, Pool #AY8218	41,653
75,699	4.00%, 5/1/45, Pool #AY9770	81,127
1,480,211	3.50%, 7/1/45, Pool #AS5453	1,533,308
126,676	4.00%, 10/1/45, Pool #AL7442	135,792
54,531	4.00%, 10/1/45, Pool #AZ9243	58,448
64,402	4.00%, 10/1/45, Pool #BA2878	68,811

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 67,449	4.00%, 10/1/45, Pool #BA2879	$71,915
60,160	4.00%, 10/1/45, Pool #AZ9244	64,343
65,597	4.00%, 10/1/45, Pool #BA2877	69,568
173,022	4.00%, 10/1/45, Pool #AL7443	185,098
600,303	4.00%, 10/1/45, Pool #AS5949	641,792
24,763	4.50%, 11/1/45, Pool #AS6233	26,911
190,598	4.00%, 11/1/45, Pool #BA2904	203,043
291,742	4.00%, 11/1/45, Pool #BA2905	311,784
188,503	4.00%, 12/1/45, Pool #BA4737	201,588
582,545	4.00%, 12/1/45, Pool #AS6347	621,156
82,767	4.00%, 12/1/45, Pool #BA2924	87,865
164,362	4.00%, 12/1/45, Pool #BA4736	176,145
221,044	4.00%, 1/1/46, Pool #BA4781	236,869
370,713	4.00%, 2/1/46, Pool #AS6662	395,307
679,134	3.50%, 3/1/46, Pool #AS6823	703,574
8,358,646	3.50%, 4/1/46, Pool #BC5981	8,674,673
440,963	3.50%, 5/1/46, Pool #AL8570	456,829
283,151	3.00%, 6/1/46, Pool #AS7362	284,984
157,794	3.00%, 6/1/46, Pool #AS7370	158,931
35,867	3.00%, 6/1/46, Pool #AS7365	36,068
2,318,835	4.00%, 6/1/46, Pool #AL9093	2,457,476
55,858	4.00%, 6/1/46, Pool# BD0734	59,741
2,261,205	3.50%, 6/1/46, Pool #AS7383	2,342,715
1,777,126	3.50%, 6/1/46, Pool #AS7353	1,841,245
4,564,411	3.50%, 7/1/46, Pool #BA7748	4,723,762
4,056,225	3.00%, 7/1/46, Pool #BC1450	4,078,943
6,179,465	4.00%, 7/1/46, Pool# AL8857	6,581,551
65,143	4.00%, 8/1/46, Pool #BD4900	69,810
48,122	3.00%, 8/1/46, Pool #AL9031	48,469
4,702,497	3.00%, 8/1/46, Pool #AS7729	4,728,835
39,106	4.00%, 8/1/46, Pool# AW7541	41,824
4,263,040	3.00%, 8/1/46, Pool #BC1486	4,286,918
39,116	4.00%, 8/1/46, Pool #BD3933	41,918
972,566	3.50%, 8/1/46, Pool #AL8952	1,007,624
1,747,405	Class UF, Series 2016-48, 1.64%(LIBOR01M+40bps), 8/25/46	1,755,570
3,529,882	3.00%, 9/1/46, Pool #AS7847	3,549,675
227,675	3.00%, 9/1/46, Pool #AS7889	229,314
894,340	3.50%, 9/1/46, Pool #AL9511	927,591
448,485	3.00%, 9/1/46, Pool #AS7878	451,391
6,716,040	3.00%, 9/1/46, Pool #BD1469	6,759,585
336,967	3.00%, 9/1/46, Pool #AL9045	338,940
932,604	3.00%, 9/1/46, Pool #AL9214	937,833
145,928	4.00%, 9/1/46, Pool #BD1481	156,382
436,177	3.00%, 9/1/46, Pool #AS7999	439,005
48,866	4.00%, 9/1/46, Pool #BD7826	52,367
21,115	3.50%, 9/1/46, Pool #BE0547	21,877
736,843	3.00%, 10/1/46, Pool #AL9266	740,977
955,653	3.00%, 10/1/46, Pool #AL9215	961,466
1,225,772	3.00%, 10/1/46, Pool #BD8925	1,232,761
5,521,312	3.00%, 10/1/46, Pool #BD3309	5,550,214
374,655	3.00%, 11/1/46, Pool #BD9641	377,080
504,171	3.00%, 11/1/46, Pool #BD9645	506,996
1,043,185	3.00%, 11/1/46, Pool #BD9644	1,049,534
667,294	3.00%, 11/1/46, Pool #BD8963	671,099
1,486,585	3.50%, 11/1/46, Pool #BD8970	1,539,367
887,125	3.00%, 11/1/46, Pool #BD8962	892,183
132,987	3.50%, 11/1/46, Pool #BD8477	137,788
8,235,635	4.00%, 11/1/46, Pool #AS8374	8,782,061
338,621	3.00%, 11/1/46, Pool #AL9481	340,818
1,075,051	3.00%, 11/1/46, Pool #AL9325	1,081,598
2,152,649	4.00%, 11/1/46, Pool #AS8379	2,306,856
38,083	3.50%, 11/1/46, Pool #BC7299	39,458
389,087	3.00%, 11/1/46, Pool #BD9643	391,460
831,228	3.50%, 11/1/46, Pool #AS8371	864,161

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 59,061	3.50%, 11/1/46, Pool #BE1932	$61,193
4,523,000	6.00%, 11/25/46, TBA	5,089,082
59,020	4.00%, 12/1/46, Pool# BE2862	63,114
37,554	4.00%, 12/1/46, Pool# BE3141	40,164
1,649,252	3.50%, 12/1/46, Pool #AS8493	1,711,293
85,013	4.00%, 12/1/46, Pool# BD9583	90,923
2,051,168	3.00%, 12/1/46, Pool #AS8486	2,064,496
291,871	3.50%, 1/1/47, Pool #BD8531	302,745
235,953	3.00%, 1/1/47, Pool #AS8589	237,487
46,193,415	3.00%, 1/1/47, Pool #AS8650	46,377,810
964,541	3.50%, 1/1/47, Pool #AS8653	1,002,758
158,237	3.50%, 1/1/47, Pool #BE4913	163,945
2,481,316	3.50%, 1/1/47, Pool #AL9725	2,579,550
56,335	4.00%, 1/1/47, Pool# BE5312	60,251
128,825	3.00%, 2/1/47, Pool #BD5056	129,663
1,218,022	3.00%, 2/1/47, Pool #AS8792	1,225,950
441,566	3.00%, 2/1/47, Pool #BD5049	444,261
392,685	3.50%, 2/1/47, Pool #BE3188	408,058
951,992	3.00%, 3/1/47, Pool #AS8925	957,802
816,912	3.00%, 3/1/47, Pool #AS8936	821,507
4,000,065	4.00%, 3/1/47, Pool# BM1155	4,259,843
872,523	3.50%, 5/1/47, Pool #BM1174	905,031
1,040,869	4.00%, 8/1/47, Pool# BM1619	1,105,739
33,522,805	4.00%, 8/1/47, Pool #MA3088	35,312,587
3,890,000	5.00%, 10/25/47, TBA	4,243,153
1,200,000	2.50%, 11/25/47, TBA	1,159,782

		380,281,333

Government National Mortgage Association (6.3%)
27,497	4.50%, 9/15/33, Pool #615516	29,656
104,426	5.00%, 12/15/33, Pool #783571	114,964
29,187	6.50%, 8/20/38, Pool #4223	33,936
31,326	6.50%, 10/15/38, Pool #673213	36,694
16,104	6.50%, 11/20/38, Pool #4292	18,537
31,555	6.50%, 12/15/38, Pool #782510	36,059
330,934	5.00%, 1/15/39, Pool #782557	364,275
128,951	5.00%, 4/15/39, Pool #711939	141,916
226,213	5.00%, 4/15/39, Pool #782619	249,030
25,937	4.00%, 4/20/39, Pool #4422	27,574
21,574	5.00%, 6/15/39, Pool #782696	23,806
92,008	4.00%, 7/20/39, Pool #4494	97,732
149,509	5.00%, 10/20/39, Pool #4559	164,894
17,150	4.50%, 12/20/39, Pool #G24598	18,505
45,747	4.50%, 1/15/40, Pool #728627	49,108
21,386	4.50%, 1/20/40, Pool #4617	23,077
16,895	4.50%, 2/20/40, Pool #G24636	18,164
118,212	5.00%, 5/15/40, Pool #782958	130,130
1,178	4.50%, 5/20/40, Pool #G24696	1,266
97,829	5.00%, 6/15/40, Pool #697862	108,697
111,498	4.50%, 7/15/40, Pool #745793	119,575
985,805	4.50%, 7/15/40, Pool #733795	1,058,704
43,847	4.50%, 7/20/40, Pool# 4746	47,348
84,399	4.50%, 8/20/40, Pool #4771	91,153
24,748	4.00%, 9/20/40, Pool #G24800	26,391
37,528	4.50%, 9/20/40, Pool# 748948	40,984
200,556	4.50%, 10/15/40, Pool #783609	215,779
622,077	4.00%, 10/20/40, Pool #G24833	660,453
73,747	4.50%, 10/20/40, Pool# 4834	79,554
1,170,509	4.00%, 11/20/40, Pool #4853	1,238,984
566,118	4.00%, 12/20/40, Pool #G24882	600,678
265,787	4.00%, 1/15/41, Pool #759138	281,601
498,319	4.00%, 1/20/41, Pool #4922	529,091
66,355	4.50%, 2/15/41, Pool #738019	71,825
8,506	4.00%, 2/20/41, Pool #4945	9,020
1,578,197	4.00%, 2/20/41, Pool #742887	1,666,755
186,891	4.00%, 3/15/41, Pool #762838	198,010

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 11,852	5.00%, 4/20/41, Pool #5018	$12,954
197,240	4.50%, 6/20/41, Pool #783590	212,061
25,629	5.00%, 6/20/41, Pool #5083	28,008
13,457	5.00%, 7/20/41, Pool #5116	14,707
958,203	4.00%, 7/20/41, Pool #742895	1,012,958
453,377	4.50%, 7/20/41, Pool #5115	487,446
82,059	4.50%, 7/20/41, Pool #754367	87,651
134,525	4.50%, 7/20/41, Pool #783584	144,633
139,773	4.50%, 11/15/41, Pool #783610	150,382
61,109	4.50%, 11/20/41, Pool #5234	65,701
777,595	3.50%, 12/20/41, Pool #5258	811,764
397,809	3.50%, 1/15/42, Pool #553461	415,159
534,491	4.00%, 4/20/42, Pool# MA0023	566,816
206,657	5.00%, 7/20/42, Pool #MA0223	224,653
52,961	3.50%, 9/20/42, Pool #MA0392	55,353
106,236	3.50%, 10/20/42, Pool #MA0462	111,035
158,544	3.50%, 1/20/43, Pool #MA0699	165,707
619,125	3.50%, 4/15/43, Pool #AD2334	645,350
46,359	4.00%, 7/20/43, Pool #MA1158	49,182
998,900	4.50%, 6/20/44, Pool #MA1997	1,066,384
23,445	4.00%, 8/20/44, Pool #AJ4687	25,037
45,469	4.00%, 8/20/44, Pool #AJ2723	48,606
1,839,184	4.00%, 8/20/44, Pool #MA2149	1,951,150
54,849	4.00%, 8/20/44, Pool #AI4167	58,163
17,297	4.00%, 8/20/44, Pool #AI4166	18,521
303,762	4.50%, 10/20/44, Pool #MA2305	324,284
1,522,420	4.50%, 11/20/44, Pool #MA2373	1,625,271
993,801	5.00%, 12/20/44, Pool #MA2448	1,065,967
1,451,638	Class ZD, Series 2015-3, 4.00%, 1/20/45	1,561,616
543,276	5.00%, 12/20/45, Pool #MA3313	582,727
194,654	3.50%, 10/20/46, Pool #AX4341	204,468
44,945	4.00%, 10/20/46, Pool #AQ0542	47,403
185,215	3.50%, 10/20/46, Pool #AX4342	193,966
387,327	3.50%, 10/20/46, Pool #AX4345	404,169
462,321	3.50%, 10/20/46, Pool #AX4344	483,457
160,704	3.50%, 10/20/46, Pool #AX4343	168,263
9,119,791	3.50%, 4/20/47, Pool #MA4382	9,491,341
3,062,195	4.00%, 6/20/47, Pool #MA4511	3,236,332
1,000,000	5.00%, 10/15/47, TBA	1,090,941
27,037,000	3.00%, 10/20/47, TBA	27,412,982
37,457,297	3.50%, 10/20/47, TBA	38,932,177
2,800,000	4.50%, 11/15/47, TBA	2,988,563
10,400,000	4.00%, 11/20/47, TBA	10,942,746

		117,809,979

Total U.S. Government Agency Mortgages (Cost $730,081,664)		730,141,556

U.S. Treasury Obligations (31.1%):
U.S. Treasury Bonds (6.6%)
4,105,000	5.38%, 2/15/31	5,501,341
20,525,000	4.75%, 2/15/37^	27,256,559
16,560,000	3.13%, 11/15/41	17,520,609
1,205,000	3.13%, 8/15/44	1,271,228
15,000	2.50%, 2/15/45	13,990
955,000	3.00%, 5/15/45^	983,352
1,770,000	2.88%, 8/15/45	1,777,605
2,248,100	2.50%, 2/15/46	2,090,645
43,010,000	2.88%, 11/15/46	43,162,887
5,678,000	3.00%, 2/15/47	5,840,577
23,600,000	3.00%, 5/15/47	24,284,031

		129,702,824

U.S. Treasury Inflation Index Bonds (0.1%)
1,895,000	0.88%, 2/15/47	1,893,715

U.S. Treasury Notes (24.4%)

Principal Amount		Fair Value
U.S. Treasury Obligations, continued
$ 19,110,000	1.25%, 6/30/19^	$19,042,817
29,370,000	1.25%, 8/31/19^	29,244,948
20,020,000	1.63%, 6/30/20^	20,036,423
51,605,000	1.50%, 8/15/20^	51,451,798
41,445,000	1.38%, 9/15/20^	41,158,447
2,645,000	2.00%, 9/30/20(e)	2,673,103
25,615,000	1.38%, 5/31/21	25,268,797
2,975,000	2.00%, 12/31/21	2,993,478
89,901,000	1.75%, 6/30/22^	89,244,302
2,275,000	1.88%, 7/31/22^	2,270,023
31,765,000	1.63%, 8/31/22^	31,328,231
15,805,000	1.88%, 9/30/22	15,766,722
3,085,000	2.00%, 5/31/24	3,059,211
8,985,000	2.00%, 6/30/24^	8,904,275
695,000	2.13%, 7/31/24	693,996
34,235,000	1.88%, 8/31/24^	33,625,189
42,084,000	2.13%, 9/30/24	41,972,214
46,000	2.00%, 11/15/26	44,827
35,766,000	2.38%, 5/15/27	35,914,093
29,755,000	2.25%, 8/15/27^	29,552,759

		484,245,653

Total U.S. Treasury Obligations (Cost $617,628,584)		615,842,192

Certificates of Deposit (3.7%):
7,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 1.55%	7,000,937
20,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 1.54%	20,005,469
20,000,000	Credit Suisse, NY, 2.05%	20,005,200
1,810,000	Mizuho Bank, Ltd., NY, 2.00%	1,810,168
25,000,000	Mizuho Bank, Ltd., NY, 2.02%	25,036,426

Total Certificate of Deposit (Cost $73,810,000)		73,858,200

Commercial Paper (1.1%):
4,300,000	AXA Financial, Inc., 1.79%(d)	4,299,147
14,000,000	Energy Transfer Partners, 1.88%(d)	13,991,214
3,855,000	Toronto Dominion Bank, NY, 1.37%(d)	3,854,266

Total Commercial Paper (Cost $22,144,362)		22,144,627

Securities Held as Collateral for Securities on Loan (22.2%):
441,209,781	AZL Enhanced Bond Index Fund Securities Lending Collateral Account(f)	441,209,781

Total Securities Held as Collateral for Securities on Loan (Cost $441,209,781)		441,209,781

Shares		Fair Value
Unaffiliated Investment Company (2.3%):
45,473,597	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(d)	45,473,597

Total Unaffiliated Investment Company (Cost $45,473,597)		45,473,597

Total Investment Securities (Cost $2,640,375,391) - 131.8%		2,630,770,294
Net other assets (liabilities) - (31.8)%		(641,471,038)

Net Assets - 100.0%		$1,989,299,256

Percentages indicated are based on net assets as of September 30, 2017.

LIBOR	-	London Interbank Offered Rate

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

LIBOR01M	-	1 Month US Dollar LIBOR
MTN	-	Medium Term Note
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USISDA05	-	5 Year ICE Swap Rate

^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $432,078,446.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2017. The total of all such securities represent 0.61% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2017.
(d)	The rate represents the effective yield at September 30, 2017.
(e)	All or a portion of this security has been pledged as collateral for open derivative positions.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Securities Sold Short (-12.3%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Depreciation
Federal Home Loan Mortgage Corporation, TBA	3.00%	10/15/32	$(1,435,000)	$(1,479,171)	$(1,474,810)	$4,361
Federal Home Loan Mortgage Corporation, TBA	2.50%	10/15/32	(1,582,000)	(1,602,083)	(1,593,417)	8,666
Federal Home Loan Mortgage Corporation, TBA	5.00%	10/15/47	(2,500,000)	(2,714,469)	(2,716,689)	(2,220)
Federal Home Loan Mortgage Corporation, TBA	3.00%	10/15/47	(143,515,584)	(145,179,773)	(144,036,947)	1,142,826
Federal National Mortgage Association, TBA	5.50%	10/25/47	(900,000)	(995,422)	(995,840)	(418)
Federal National Mortgage Association, TBA	3.50%	10/25/32	(4,687,000)	(4,890,781)	(4,881,071)	9,710
Federal National Mortgage Association, TBA	3.00%	10/25/47	(13,802,168)	(13,950,742)	(13,847,456)	103,286
Federal National Mortgage Association, TBA	3.50%	10/25/47	(33,088,888)	(34,138,615)	(34,111,282)	27,333
Federal National Mortgage Association, TBA	4.50%	10/25/47	(927,000)	(994,783)	(995,076)	(293)
Federal National Mortgage Association, TBA	4.00%	10/25/47	(34,265,000)	(36,195,181)	(36,077,296)	117,885
Government National Mortgage Association, TBA	4.50%	10/20/47	(3,022,000)	(3,212,292)	(3,221,263)	(8,971)

				$(245,353,312)	$(243,951,147)	$1,402,165

Futures Contracts

At September 30, 2017, the Fund’s futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Euro-OAT December Futures (U.S. Dollar)	12/7/17	(33)	(6,050,344)	$38,599
U.S. Treasury 30-Year Bond December Futures (U.S. Dollar)	12/19/17	(25)	(3,820,313)	64,023
U.S. Treasury 5-Year Note December Futures (U.S. Dollar)	12/29/17	(207)	(24,322,500)	180,774
Ultra U.S. 10-Year December Futures (U.S. Dollar)	12/19/17	(154)	(20,686,531)	276,039

				$559,435

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/17	418	52,380,625	$(692,952)
U.S. Treasury 2-Year Note December Futures (U.S. Dollar)	12/29/17	861	185,720,391	(552,274)
Ultra Long Term U.S. Treasury Bond December Futures (U.S. Dollar)	12/19/17	90	14,861,250	(265,225)

				$(1,510,451)

Total Net Futures Contracts				$(951,016)

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks+ (99.5%):
Aerospace & Defense (2.2%):
6,964	Boeing Co. (The)	$1,770,318
934	Huntington Ingalls Industries, Inc.	211,495
6,443	Raytheon Co.	1,202,135
1,257	TransDigm Group, Inc.	321,352
11,498	United Technologies Corp.	1,334,688

		4,839,988

Air Freight & Logistics (0.7%):
11,982	United Parcel Service, Inc., Class B	1,438,918

Airlines (0.5%):
2,678	Alaska Air Group, Inc.	204,251
9,354	American Airlines Group, Inc.	444,222
4,036	JetBlue Airways Corp.*	74,787
5,707	United Continental Holdings, Inc.*	347,442

		1,070,702

Auto Components (0.2%):
1,016	Adient plc	85,334
1,841	Autoliv, Inc.	227,547
2,762	Cooper Tire & Rubber Co.	103,299

		416,180

Automobiles (0.5%):
72,062	Ford Motor Co.	862,582
359	Tesla Motors, Inc.*	122,455

		985,037

Banks (6.9%):
10,293	Associated Banc-Corp.	249,605
115,887	Bank of America Corp.	2,936,577
33,528	Citigroup, Inc.	2,438,827
35,285	Huntington Bancshares, Inc.	492,579
41,421	JPMorgan Chase & Co.	3,956,121
8,353	Old National Bancorp	152,860
1,926	Signature Bank*	246,605
1,282	SVB Financial Group*	239,849
25,158	U.S. Bancorp	1,348,217
49,809	Wells Fargo & Co.	2,746,966

		14,808,206

Beverages (2.0%):
43,974	Coca-Cola Co. (The)	1,979,270
6,488	Monster Beverage Corp.*	358,462
17,322	PepsiCo, Inc.	1,930,190

		4,267,922

Biotechnology (3.7%):
17,361	AbbVie, Inc.	1,542,698
3,274	Alexion Pharmaceuticals, Inc.*	459,309
8,724	Amgen, Inc.	1,626,591
2,801	Biogen Idec, Inc.*	877,049
1,607	Bioverativ, Inc.*	91,711
9,808	Celgene Corp.*	1,430,203
15,587	Gilead Sciences, Inc.	1,262,859
1,337	Seattle Genetics, Inc.*	72,746
1,096	Shire plc, ADR	167,841
551	Tesaro, Inc.*	71,134
3,129	Vertex Pharmaceuticals, Inc.*	475,733

		8,077,874

Building Products (0.5%):
5,792	Fortune Brands Home & Security, Inc.	389,396
13,932	Johnson Controls International plc	561,321
689	Lennox International, Inc.	123,310

		1,074,027

Capital Markets (2.4%):
1,848	Affiliated Managers Group, Inc.	350,806
18,635	Charles Schwab Corp. (The)	815,095
4,368	CME Group, Inc.	592,650
4,763	Eaton Vance Corp.	235,149

Shares		Fair Value
Common Stocks+, continued
Capital Markets, continued
4,850	Goldman Sachs Group, Inc. (The)	$1,150,372
10,349	Intercontinental Exchange, Inc.	710,976
4,263	Legg Mason, Inc.	167,579
19,381	Morgan Stanley	933,583
612	MSCI, Inc., Class A	71,543
3,428	TD Ameritrade Holding Corp.	167,286
2,219	Waddell & Reed Financial, Inc., Class A	44,535

		5,239,574

Chemicals (2.1%):
842	Advansix, Inc.*	33,470
2,283	Ashland Global Holdings, Inc.	149,285
1,507	Celanese Corp., Series A	157,135
689	Chemours Co. (The)	34,870
27,834	DowDuPont, Inc.*	1,926,947
5,000	Eastman Chemical Co.	452,450
683	Ingevity Corp.*	42,667
6,083	Lyondellbasell Industries NV	602,521
5,861	Monsanto Co.	702,265
2,771	Olin Corp.	94,907
5,252	RPM International, Inc.	269,638
5,306	Valvoline, Inc.	124,426

		4,590,581

Commercial Services & Supplies (0.3%):
888	Waste Connections, Inc.	62,124
7,974	Waste Management, Inc.	624,125

		686,249

Communications Equipment (1.1%):
325	Arista Networks, Inc.*	61,623
58,464	Cisco Systems, Inc.	1,966,145
3,321	Motorola Solutions, Inc.	281,853
1,091	Palo Alto Networks, Inc.*	157,213

		2,466,834

Consumer Finance (0.8%):
5,263	Ally Financial, Inc.	127,680
11,007	American Express Co.	995,693
8,341	Discover Financial Services	537,828

		1,661,201

Containers & Packaging (0.4%):
3,395	Avery Dennison Corp.	333,864
4,629	Sonoco Products Co.	233,533
6,148	WestRock Co.	348,776

		916,173

Distributors (0.2%):
5,228	Genuine Parts Co.	500,058

Diversified Financial Services (1.9%):
23,001	Berkshire Hathaway, Inc., Class B*	4,216,543

Diversified Telecommunication Services (2.2%):
65,069	AT&T, Inc.	2,548,753
43,135	Verizon Communications, Inc.	2,134,751

		4,683,504

Electric Utilities (1.7%):
11,952	Alliant Energy Corp.	496,845
21,006	American Electric Power Co., Inc.	1,475,462
15,070	Duke Energy Corp.	1,264,674
4,073	Hawaiian Electric Industries, Inc.	135,916
6,245	OGE Energy Corp.	225,007
2,268	Westar Energy, Inc.	112,493

		3,710,397

Electrical Equipment (0.4%):
5,944	Eaton Corp. plc	456,440
9,517	Emerson Electric Co.	598,049

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Electrical Equipment, continued
1,121	Hubbell, Inc.	$130,058

		1,184,547

Electronic Equipment, Instruments & Components (0.5%):
16,779	Corning, Inc.	502,028
7,127	TE Connectivity, Ltd.	591,969

		1,093,997

Energy Equipment & Services (1.1%):
6,207	Baker Hughes	227,300
15,123	Halliburton Co.	696,112
8,898	Patterson-UTI Energy, Inc.	186,324
18,076	Schlumberger, Ltd.	1,260,982

		2,370,718

Equity Real Estate Investment Trusts (2.4%):
3,760	Camden Property Trust	343,852
5,104	Digital Realty Trust, Inc.	603,956
23,258	Duke Realty Corp.	670,296
4,966	Extra Space Storage, Inc.	396,883
7,052	Healthcare Realty Trust, Inc.	228,062
4,435	Kilroy Realty Corp.	315,417
8,242	Liberty Property Trust	338,417
4,221	Mack-Cali Realty Corp.	100,080
3,427	Parks Hotels & Resorts, Inc.	94,448
9,051	Regency Centers Corp.	561,524
5,182	Sabra Health Care REIT, Inc.	113,693
1,209	SBA Communications Corp.*	174,156
6,960	Senior Housing Properties Trust	136,068
12,811	UDR, Inc.	487,202
8,921	Ventas, Inc.	581,025

		5,145,079

Food & Staples Retailing (1.6%):
14,402	CVS Health Corp.	1,171,171
14,471	Walgreens Boots Alliance, Inc.	1,117,451
16,426	Wal-Mart Stores, Inc.	1,283,527

		3,572,149

Food Products (1.1%):
2,376	Bunge, Ltd.	165,036
13,455	ConAgra Foods, Inc.	453,972
1,176	Ingredion, Inc.	141,873
9,408	Kraft Heinz Co. (The)	729,590
2,795	Lamb Weston Holding, Inc.	131,058
22,885	Mondelez International, Inc., Class A	930,503

		2,552,032

Gas Utilities (0.1%):
2,742	National Fuel Gas Co.	155,225
110	ONE Gas, Inc.	8,100
1,281	WGL Holdings, Inc.	107,860

		271,185

Health Care Equipment & Supplies (2.7%):
20,905	Abbott Laboratories	1,115,491
1,737	Align Technology, Inc.*	323,551
8,622	Baxter International, Inc.	541,031
28,216	Boston Scientific Corp.*	823,061
10,610	Hologic, Inc.*	389,281
683	Intuitive Surgical, Inc.*	714,336
19,390	Medtronic plc	1,507,959
3,866	ResMed, Inc.	297,527
480	Teleflex, Inc.	116,146

		5,828,383

Health Care Providers & Services (2.8%):
5,966	Aetna, Inc.	948,654
4,521	Anthem, Inc.	858,447
9,818	Express Scripts Holding Co.*	621,676
5,852	HCA Holdings, Inc.*	465,761

Shares		Fair Value
Common Stocks+, continued
Health Care Providers & Services, continued
4,215	Patterson Cos., Inc.	$162,910
3,678	Quest Diagnostics, Inc.	344,408
11,584	UnitedHealth Group, Inc.	2,268,726
3,128	Universal Health Services, Inc., Class B	347,020

		6,017,602

Health Care Technology (0.0%):
1,174	Veeva Systems, Inc., Class A*	66,225

Hotels, Restaurants & Leisure (1.7%):
1,134	Domino’s Pizza, Inc.	225,156
1,786	Hilton Grand Vacations*	68,993
6,903	Hilton Worldwide Holdings, Inc.	479,413
1,785	Las Vegas Sands Corp.	114,526
11,235	McDonald’s Corp.	1,760,300
3,287	Melco Resorts & Entertainment, Ltd., ADR	79,282
10,708	MGM Resorts International	348,974
2,834	Norwegian Cruise Line Holdings, Ltd.*	153,178
2,499	Restaurant Brands International, Inc.	159,636
368	Vail Resorts, Inc.	83,948
11,810	Wendy’s Co. (The)	183,409

		3,656,815

Household Durables (0.6%):
6,095	Leggett & Platt, Inc.	290,914
7,967	Newell Rubbermaid, Inc.	339,952
28	NVR, Inc.*	79,940
8,716	Toll Brothers, Inc.	361,454
703	Tupperware Brands Corp.	43,459
1,262	Whirlpool Corp.	232,763

		1,348,482

Household Products (1.8%):
4,723	Church & Dwight Co., Inc.	228,829
12,564	Colgate-Palmolive Co.	915,287
3,544	Kimberly-Clark Corp.	417,058
25,022	Procter & Gamble Co. (The)	2,276,502

		3,837,676

Industrial Conglomerates (2.6%):
8,033	3M Co., Class C	1,686,127
93,899	General Electric Co.	2,270,477
12,040	Honeywell International, Inc.	1,706,550

		5,663,154

Insurance (2.4%):
7,493	Aflac, Inc.	609,855
7,780	Allstate Corp. (The)	715,060
1,856	American Financial Group, Inc.	192,003
14,400	American International Group, Inc.	884,016
5,125	Aon plc	748,763
1,375	Arch Capital Group, Ltd.*	135,438
9,062	Arthur J. Gallagher & Co.	557,766
3,574	FNF Group	169,622
6,203	Lincoln National Corp.	455,796
6,961	Principal Financial Group, Inc.	447,871
5,780	XL Group, Ltd.	228,021

		5,144,211

Internet & Direct Marketing Retail (2.7%):
4,157	Amazon.com, Inc.*	3,996,332
4,780	Netflix, Inc.*	866,853
560	Priceline Group, Inc. (The)*	1,025,259

		5,888,444

Internet Software & Services (5.4%):
3,598	Alphabet, Inc., Class A*	3,503,445
2,867	Alphabet, Inc., Class C*	2,749,768
464	Baidu, Inc., ADR*	114,929

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Internet Software & Services, continued
14,599	eBay, Inc.*	$561,478
26,124	Facebook, Inc., Class A*	4,463,809
198	MercadoLibre, Inc.	51,268
2,636	VeriSign, Inc.*	280,444
1,087	Zillow Group, Inc., Class C*	43,708

		11,768,849

IT Services (3.5%):
6,557	Automatic Data Processing, Inc.	716,811
2,585	Broadridge Financial Solutions, Inc.	208,920
8,219	Cognizant Technology Solutions Corp., Class A	596,206
7,442	Fidelity National Information Services, Inc.	695,008
1,144	FleetCor Technologies, Inc.*	177,057
8,988	International Business Machines Corp.	1,303,979
6,857	Paychex, Inc.	411,146
13,252	PayPal Holdings, Inc.*	848,526
22,751	Visa, Inc., Class A	2,394,315
9,822	Western Union Co.	188,582

		7,540,550

Leisure Products (0.1%):
8,994	Mattel, Inc.	139,227
1,757	Polaris Industries, Inc.	183,835

		323,062

Life Sciences Tools & Services (0.2%):
2,185	Illumina, Inc.*	435,252

Machinery (1.9%):
8,000	Caterpillar, Inc.	997,680
2,844	Cummins, Inc.	477,877
4,378	Deere & Co.	549,833
3,968	Parker Hannifin Corp.	694,479
5,043	Pentair plc	342,722
2,243	Snap-On, Inc.	334,229
3,840	Stanley Black & Decker, Inc.	579,725
870	Timken Co.	42,239

		4,018,784

Media (2.8%):
55,358	Comcast Corp., Class A	2,130,176
427	Liberty Broadband Corp., Class C*	40,693
4,457	Liberty Global plc, Series C*	145,744
3,300	Liberty Global plc, LiLAC, Class C*	76,890
7,431	News Corp., Class B	101,433
4,970	Omnicom Group, Inc.	368,128
51,458	Sirius XM Holdings, Inc.	284,048
9,092	Time Warner, Inc.	931,475
4,905	Time, Inc.	66,218
18,692	Walt Disney Co. (The)	1,842,470

		5,987,275

Metals & Mining (0.2%):
5,511	Southern Copper Corp.	219,117
5,765	Steel Dynamics, Inc.	198,720
1,496	Worthington Industries, Inc.	68,816

		486,653

Mortgage Real Estate Investment Trusts (0.4%):
17,224	Agnc Investment Corp.	373,416
33,067	Annaly Capital Management, Inc.	403,087

		776,503

Multiline Retail (0.3%):
3,368	Nordstrom, Inc.	158,801
10,179	Target Corp.	600,663

		759,464

Shares		Fair Value
Common Stocks+, continued
Multi-Utilities (1.4%):
9,065	Ameren Corp.	$524,320
14,973	CenterPoint Energy, Inc.	437,361
7,460	Consolidated Edison, Inc.	601,873
11,709	Public Service Enterprise Group, Inc.	541,541
14,363	WEC Energy Group, Inc.	901,709

		3,006,804

Oil, Gas & Consumable Fuels (5.0%):
3,407	Cheniere Energy, Inc.*	153,451
21,662	Chevron Corp.	2,545,285
6,224	Concho Resources, Inc.*	819,825
20,563	ConocoPhillips Co.	1,029,178
7,263	Continental Resources, Inc.*	280,424
44,712	Exxon Mobil Corp.	3,665,491
11,189	Gulfport Energy Corp.*	160,450
4,332	HollyFrontier Corp.	155,822
13,401	Occidental Petroleum Corp.	860,478
6,209	ONEOK, Inc.	344,041
9,012	Phillips 66	825,589

		10,840,034

Personal Products (0.0%):
809	Herbalife, Ltd.*	54,874

Pharmaceuticals (5.0%):
4,788	Allergan plc	981,301
18,578	Bristol-Myers Squibb Co.	1,184,162
10,692	Eli Lilly & Co.	914,594
511	Jazz Pharmaceuticals plc*	74,734
28,037	Johnson & Johnson Co.	3,645,089
29,195	Merck & Co., Inc.	1,869,356
59,814	Pfizer, Inc.	2,135,360

		10,804,596

Professional Services (0.4%):
2,035	Dun & Bradstreet Corp.	236,894
709	Manpower, Inc.	83,534
5,710	Verisk Analytics, Inc.*	475,016

		795,444

Road & Rail (0.8%):
4,577	Avis Budget Group, Inc.*	174,201
1,408	Canadian Pacific Railway, Ltd.	236,586
18,247	CSX Corp.	990,082
4,753	Hertz Global Holdings, Inc.*	106,277
2,478	Old Dominion Freight Line, Inc.	272,853

		1,779,999

Semiconductors & Semiconductor Equipment (3.8%):
11,512	Advanced Micro Devices, Inc.*	146,778
7,947	Analog Devices, Inc.	684,793
18,328	Applied Materials, Inc.	954,706
52,688	Intel Corp.	2,006,358
6,593	Microchip Technology, Inc.	591,920
6,067	NVIDIA Corp.	1,084,598
16,465	QUALCOMM, Inc.	853,546
3,119	Skyworks Solutions, Inc.	317,826
7,651	Teradyne, Inc.	285,306
15,586	Texas Instruments, Inc.	1,397,128

		8,322,959

Software (5.3%):
10,513	Activision Blizzard, Inc.	678,194
7,608	Adobe Systems, Inc.*	1,134,961
2,642	ANSYS, Inc.*	324,253
2,733	Cadence Design Systems, Inc.*	107,872
1,495	Dell Technologies, Inc., Class V*	115,429
81,703	Microsoft Corp.	6,086,057
7,859	Nuance Communications, Inc.*	123,543
35,838	Oracle Corp.	1,732,768

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Software, continued
4,681	PTC, Inc.*	$263,447
1,328	ServiceNow, Inc.*	156,080
11,384	Symantec Corp.	373,509
1,641	Take-Two Interactive Software, Inc.*	167,759
694	VMware, Inc., Class A*	75,778
1,760	Workday, Inc., Class A*	185,486

		11,525,136

Specialty Retail (2.3%):
9,507	American Eagle Outfitters, Inc.	135,950
4,360	Foot Locker, Inc.	153,559
5,433	Gap, Inc. (The)	160,436
14,637	Home Depot, Inc. (The)	2,394,028
3,716	L Brands, Inc.	154,623
13,269	Lowe’s Cos., Inc.	1,060,724
2,990	Tiffany & Co.	274,422
10,022	TJX Cos., Inc. (The)	738,922

		5,072,664

Technology Hardware, Storage & Peripherals (3.8%):
53,588	Apple, Inc.	8,258,983

Textiles, Apparel & Luxury Goods (0.4%):
3,566	Lululemon Athletica, Inc.*	221,984
5,910	Michael Kors Holdings, Ltd.*	282,794
16,065	Under Armour, Inc., Class A*	264,751
2,313	Under Armour, Inc., Class C*	34,741

		804,270

Tobacco (1.6%):
23,576	Altria Group, Inc.	1,495,190
16,564	Philip Morris International, Inc.	1,838,769
5,206	Vector Group, Ltd.	106,565

		3,440,524

Trading Companies & Distributors (0.1%):
2,361	GATX Corp.	145,343

Wireless Telecommunication Services (0.0%):
3,009	Sprint Corp.*	23,410
702	T-Mobile US, Inc.*	43,285

		66,695

Total Common Stocks (Cost $144,069,737)		216,305,384

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Options (0.3%):
Total Purchased Options (Cost $1,392,150)		552,040

Unaffiliated Investment Company (0.7%):
1,526,595	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(a)	1,526,595

Total Unaffiliated Investment Company (Cost $1,526,595)		1,526,595

Total Investment Securities (Cost $146,988,482) - 100.5%		218,384,019
Net other assets (liabilities) - (0.5)%		(1,076,925)

Net Assets - 100.0%		$217,307,094

Percentages indicated are based on net assets as of September 30, 2017.

ADR     -      American Depositary Receipt

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
(a)	The rate represents the effective yield at September 30, 2017.

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Exchange-traded options purchased as of September 30, 2017 were as follows:
Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount	Fair Value
S&P 500 Index	Put	2250.00USD	10/20/17	100	$6,750	$6,750
S&P 500 Index	Put	2250.00USD	11/17/17	100	29,250	29,250
S&P 500 Index	Put	2275.00USD	11/17/17	98	33,810	33,810
S&P 500 Index	Put	2300.00USD	11/17/17	101	40,905	40,905
S&P 500 Index	Put	2250.00USD	12/15/17	140	96,600	96,600
S&P 500 Index	Put	2300.00USD	12/15/17	84	78,540	78,540
S&P 500 Index	Put	2325.00USD	12/15/17	125	135,625	135,625
S&P 500 Index	Put	2250.00USD	1/19/18	102	130,560	130,560

Total (Cost $1,392,150)						$552,040

Exchange-traded options written as of September 30, 2017 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount	Fair Value
S&P 500 Index	Call	2480.00USD	10/06/17	77	$(302,995)	$(302,995)
S&P 500 Index	Call	2510.00USD	10/13/17	101	(174,730)	(174,730)
S&P 500 Index	Call	2475.00USD	10/20/17	101	(499,445)	(499,445)
S&P 500 Index	Call	2490.00USD	10/20/17	97	(353,080)	(353,080)
S&P 500 Index	Call	2500.00USD	10/20/17	102	(287,640)	(287,640)
S&P 500 Index	Call	2425.00USD	11/17/17	90	(922,950)	(922,950)
S&P 500 Index	Call	2475.00USD	11/17/17	90	(534,600)	(534,600)
S&P 500 Index	Call	2500.00USD	11/17/17	98	(393,470)	(393,470)
S&P 500 Index	Call	2475.00USD	12/15/17	94	(666,930)	(666,930)

Total (Premiums $3,064,213)						$(4,135,840)

See accompanying notes to the schedules of portfolio investments.

AZL Government Money Market Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages (52.5%):
Federal Home Loan Bank (42.7%):
$ 5,400,000	1.32%(US0001M+9bps), 10/16/17(a)	$5,400,000
19,725,000	0.75%, 10/18/17(b)	19,715,996
7,840,000	1.02%, 10/20/17(b)	7,835,779
4,000,000	1.24%(US0003M-8bps), 10/27/17(a)	3,999,980
23,290,000	1.02%, 11/1/17(b)	23,269,543
6,400,000	1.03%, 11/6/17(b)	6,393,440
2,000,000	1.14%(US0003M-18bps), 11/8/17(a)	2,000,000
42,185,000	1.04%, 11/8/17(b)	42,138,156
3,500,000	1.01%, 11/24/17(b)	3,494,687
1,500,000	1.01%, 12/4/17(b)	1,497,333
3,470,000	1.05%, 12/13/17(b)	3,462,647
4,000,000	1.15%, 12/29/17(b)	3,988,727
7,500,000	1.14%, 1/19/18(b)	7,474,013
1,805,000	1.09%, 1/29/18(b)	1,798,442
4,000,000	1.20%(US0003M-11bps), 2/5/18(a)	4,000,000
3,300,000	1.13%, 2/28/18(b)	3,284,600
4,500,000	1.10%, 3/9/18	4,505,271
10,000,000	0.99%(US0003M-33bps), 3/13/18(a)	10,000,000
22,000,000	1.10%, 3/19/18	21,969,224
12,520,000	1.10%(US0001M-14bps), 4/13/18(a)	12,520,000
5,180,000	1.09%(US0001M-15bps), 4/17/18(a)	5,180,000
3,000,000	0.96%(US0003M-35bps), 5/9/18(a)	3,000,000
3,700,000	1.10%(US0001M-14bps), 6/5/18(a)	3,700,000
4,500,000	1.12%(US0001M-12bps), 10/3/18(a)	4,500,000
4,260,000	1.15%(US0001M-9bps), 1/25/19(a)	4,260,000
2,310,000	1.17%(US0003M-16bps), 6/20/19(a)	2,310,000
1,895,000	1.17%(US0003M-16bps), 6/20/19(a)	1,895,000
7,000,000	1.17%(US0003M-16bps), 6/20/19(a)	7,000,000
5,000,000	1.18%(US0001M-6bps), 9/11/19(a)	5,000,000

		225,592,838

Federal Farm Credit Bank (3.0%):
820,000	1.07%, 12/11/17	819,717
4,205,000	0.87%, 1/11/18(b)	4,194,754
3,000,000	1.16%, 1/19/18	2,998,538
2,500,000	1.06%, 2/8/18(b)	2,490,521
1,380,000	1.19%, 2/16/18	1,377,753
3,365,000	1.42%(US0001M+18bps), 4/4/18(a)	3,364,828

		15,246,111

Federal Home Loan Mortgage Corp. (3.9%):
10,270,000	0.73%, 10/16/17(b)	10,266,876
1,840,000	1.20%(US0001M+4bps), 11/13/17(a)	1,840,157
1,250,000	1.10%, 2/16/18(b)	1,244,777
4,000,000	1.34%(US0003M+2bps), 3/8/18(a)	4,000,000
3,500,000	1.22%, 4/9/18	3,491,457

		20,843,267

Federal National Mortgage Association (2.9%):
5,000,000	1.26%(US0001M+1bps), 10/5/17(a)	4,999,992
7,000,000	1.10%, 3/28/18	6,992,221
3,480,000	1.23%, 5/21/18	3,472,077

		15,464,290

Total U.S. Government Agency Mortgages (Cost $277,146,506)		277,146,506

U.S. Treasury Obligations (8.5%):
U.S. Treasury Bills (5.9%)
6,200,000	0.97%, 10/12/17(b)	6,198,200
3,630,000	1.20%, 3/22/18(b)	3,609,535
21,390,000	1.19%, 3/29/18(b)	21,265,564

		31,073,299

U.S. Treasury Notes (2.6%)
3,960,000	0.73%, 10/15/17	3,960,213
4,000,000	1.35%(USBMMY3M+27bps), 1/31/18(a)	3,999,718

Principal Amount		Fair Value
U.S. Treasury Obligations, continued
$ 6,000,000	1.24%(USBMMY3M+19bps), 4/30/18(a)	$6,000,174

		13,960,105

Total U.S. Treasury Obligations (Cost $45,033,404)		45,033,404

Repurchase Agreements (36.9%):
5,000,000	Bank of Montreal, 1.06%, 10/2/17, (Purchased on 9/29/17, proceeds at maturity $5,000,442, Collateralized by U.S. Government Agency Obligations, 2.50%, 9/1/32, fair value of $5,150,001)	5,000,000
20,000,000	Bank of Nova Scotia, 1.04%, 10/2/17, (Purchased on 9/29/17, proceeds at maturity $20,001,733, Collateralized by U.S. Treasury Obligations, 0.88% - 2.88%, 10/15/17 - 8/15/45, fair value of $20,401,860)	20,000,000
20,000,000	BNP Paribas, 1.06%, 10/2/17, (Purchased on 9/29/17, proceeds at maturity $20,001,767, Collateralized by U.S. Government Agency Obligations, 3.00% - 3.67%, 11/1/37 - 7/20/46, fair value of $20,400,004)	20,000,000
5,000,000	Citigroup Global Markets, 1.08%, 10/2/17, (Purchased on 9/29/17, proceeds at maturity $5,000,450, Collateralized by U.S. Treasury Notes, 1.25%, 3/31/21, fair value of $5,100,004)	5,000,000
20,000,000	HSBC Securities (USA), Inc., 1.05%, 10/2/17, (Purchased on 9/29/17, proceeds at maturity $20,001,750, Collateralized by U.S. Treasury Bills, 0.00%, 10/26/17, fair value of $20,400,505)(b)	20,000,000
2,000,000	HSBC Securities (USA), Inc., 1.01%, 10/3/17, (Purchased on 9/29/17, proceeds at maturity $2,000,224, Collateralized by U.S. Treasury Notes, 1.50%, 8/15/26, fair value of $2,047,542)	2,000,000
20,000,000	Mistubishi UFJ Securities USA, Inc., 1.02%, 10/2/17, (Purchased on 9/29/17, proceeds at maturity $20,001,700, Collateralized by U.S. Treasury Obligations, 0.00% - 2.00%, 8/31/21 - 5/15/44, fair value of $20,400,087)	20,000,000
20,000,000	Mizuho Securities USA, Inc., 1.06%, 10/2/17, (Purchased on 9/29/17, proceeds at maturity $20,001,767, Collateralized by U.S. Treasury Notes, 1.38%, 5/31/21, fair value of $20,400,032)	20,000,000
15,000,000	Morgan Stanley & Co. LLC, 1.01%, 10/2/17, (Purchased on 9/29/17, proceeds at maturity $15,001,263, Collateralized by U.S. Government Agency Obligations, 4.00%, 9/15/44 - 8/20/47, fair value of $15,300,001)	15,000,000

Continued

AZL Government Money Market Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements, continued
$ 5,000,000	Morgan Stanley & Co. LLC, 1.00%, 10/2/17, (Purchased on 9/29/17, proceeds at maturity $5,000,417, Collateralized by U.S. Treasury Notes, 2.38%, 5/15/27, fair value of $5,100,099)	$5,000,000
5,000,000	Natixis S.A., 1.06%, 10/2/17, (Purchased on 9/29/17, proceeds at maturity $5,000,442, Collateralized by U.S. Government Agency Obligations, 2.45% - 3.50%, 1/1/32 - 4/1/47, fair value of $5,150,000)	5,000,000
16,000,000	Natixis S.A., 1.05%, 10/2/17, (Purchased on 9/29/17, proceeds at maturity $16,001,400, Collateralized by U.S. Treasury Notes, 1.00% - 1.38%, 8/15/18 - 11/30/18, fair value of $16,320,003)	16,000,000
7,000,000	Royal Bank of Canada, 1.03%, 10/2/17, (Purchased on 9/29/17, proceeds at maturity $7,000,601, Collateralized by U.S. Treasury Notes, 2.25%, 11/15/24, fair value of $7,140,060)	7,000,000
15,000,000	Royal Bank of Canada, 1.04%, 10/2/17, (Purchased on 9/29/17, proceeds at maturity $15,001,300, Collateralized by U.S. Government Agency Obligations, 3.08% - 4.60%, 1/1/27 - 9/15/57, fair value of $15,359,785)	15,000,000
10,000,000	Toronto Dominion Bank NY, 1.05%, 10/2/17, (Purchased on 9/29/17, proceeds at maturity $10,000,875, Collateralized by U.S. Treasury Notes, 2.13%, 02/29/24, fair value of $10,200,065)	10,000,000
10,000,000	Toronto Dominion Bank NY, 1.06%, 10/2/17, (Purchased on 9/29/17, proceeds at maturity $10,000,883, Collateralized by U.S. Government Agency Obligations, 1.50%, 1/17/20, fair value of $10,200,990)	10,000,000

Total Repurchase Agreements (Cost $195,000,000)		195,000,000

Total Investment Securities (Cost $517,179,910)(c) - 97.9%		517,179,910
Net other assets (liabilities) - 2.1%		11,352,924

Net Assets - 100.0%		$528,532,834

Percentages indicated are based on net assets as of September 30, 2017.

US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USBMMY3M	-	3 Month Treasury Bill Rate

(a)	Variable Rate Security. The rate represents the rate in effect at September 30, 2017. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	The rate represents the effective yield at September 30, 2017.
(c)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (98.4%):
Aerospace & Defense (1.2%):
431,937	BAE Systems plc	$3,654,973
336,665	Cobham plc	657,256
321	Dassault Aviation SA	518,856
3,310	Elbit Systems, Ltd.	487,336
78,419	European Aeronautic Defence & Space Co. NV	7,463,462
46,044	Finmeccanica SpA	862,532
108,817	Meggitt plc	759,674
216,138	Rolls-Royce Holdings plc	2,569,044
41,970	Safran SA	4,287,652
219,800	Singapore Technologies Engineering, Ltd.	558,852
14,779	Thales SA	1,672,213
29,411	Zodiac Aerospace	850,365

		24,342,215

Air Freight & Logistics (0.3%):
120,019	Bollore, Inc.	600,379
131,776	Deutsche Post AG	5,865,757
128,013	Royal Mail plc	658,974
44,600	Yamato Holdings Co., Ltd.^	901,229

		8,026,339

Airlines (0.1%):
15,800	All Nippon Airways Co., Ltd.	599,218
33,029	Deutsche Lufthansa AG, Registered Shares	917,678
24,129	easyJet plc	393,861
98,650	International Consolidated Airlines Group SA	785,911
17,070	Japan Airlines Co., Ltd.	577,889
62,045	Qantas Airways, Ltd.	284,590
82,900	Singapore Airlines, Ltd.	614,670

		4,173,817

Auto Components (1.4%):
24,000	Aisin Sieki Co., Ltd.	1,265,322
87,100	Bridgestone Corp.	3,955,903
23,174	Compagnie Generale des Establissements Michelin SCA, Class B	3,386,588
14,699	Continental AG	3,730,502
62,600	Denso Corp.	3,170,759
241,776	GKN plc	1,122,136
15,900	Koito Manufacturing Co., Ltd.	997,878
24,000	NGK Spark Plug Co., Ltd.	511,699
12,900	NOK Corp.	290,155
16,266	Nokian Renkaat OYJ	723,839
23,550	Schaeffler AG	379,897
18,000	Stanley Electric Co., Ltd.	617,499
103,500	Sumitomo Electric Industries, Ltd.	1,692,692
24,700	Sumitomo Rubber Industries, Ltd.	453,183
7,200	Toyoda Gosei Co., Ltd.	170,359
22,500	Toyota Industries Corp.	1,294,749
32,347	Valeo SA	2,403,585
14,700	Yokohama Rubber Co., Ltd. (The)	303,498

		26,470,243

Automobiles (3.4%):
44,482	Bayerische Motoren Werke AG (BMW)	4,511,966
130,110	Daimler AG, Registered Shares	10,374,419
15,846	Ferrari NV	1,753,636
144,895	Fiat Chrysler Automobiles NV	2,595,941
83,100	Fuji Heavy Industries, Ltd.	3,000,261
229,300	Honda Motor Co., Ltd.	6,798,528
74,700	Isuzu Motors, Ltd.	991,035
80,100	Mazda Motor Corp.	1,228,710
91,600	Mitsubishi Motors Corp.^	725,780
309,200	Nissan Motor Co., Ltd.^	3,064,186

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
68,446	PSA Peugeot Citroen SA	$1,630,129
24,037	Renault SA	2,361,439
46,600	Suzuki Motor Corp.	2,446,862
350,766	Toyota Motor Corp.	20,943,314
4,529	Volkswagen AG	766,724
36,300	Yamaha Motor Co., Ltd.	1,088,508

		64,281,438

Banks (13.4%):
51,615	ABN AMRO Group NV	1,545,988
17,000	Aozora Bank, Ltd.	647,252
395,042	Australia & New Zealand Banking Group, Ltd.	9,206,556
900,218	Banco Bilbao Vizcaya Argentaria SA	8,022,254
745,649	Banco de Sabadell SA	1,558,529
2,157,717	Banco Santander SA	15,063,278
150,505	Bank Hapoalim BM	1,054,313
186,368	Bank Leumi Le-Israel Corp.	989,893
153,800	Bank of East Asia, Ltd. (The)	664,913
129,220	Bank of Ireland Group plc*	1,058,548
8,400	Bank of Kyoto, Ltd. (The)^	427,350
51,449	Bank of Queensland, Ltd.	525,445
135,076	Bankia SA	651,460
95,023	Bankinter SA	898,851
2,290,074	Barclays plc	5,941,859
60,506	Bendigo & Adelaide Bank, Ltd.	554,130
150,384	BNP Paribas SA	12,133,911
488,500	BOC Hong Kong Holdings, Ltd.	2,376,819
96,000	Chiba Bank, Ltd. (The)	687,305
19,100	Chugoku Bank, Ltd. (The)	261,929
43,503	Chuo Mitsui Trust Holdings, Inc.	1,572,199
141,232	Commerzbank AG*	1,921,104
232,099	Commonwealth Bank of Australia	13,742,245
167,400	Concordia Financial Group, Ltd.	829,093
151,209	Credit Agricole SA	2,749,205
500,779	Criteria Caixacorp SA	2,513,980
99,947	Danske Bank A/S	3,997,602
241,800	DBS Group Holdings, Ltd.	3,721,510
134,156	DnB NOR ASA	2,704,208
40,047	Erste Group Bank AG	1,735,035
104,000	Fukuoka Financial Group, Inc.	481,289
62,300	Hachijuni Bank, Ltd. (The)	389,878
103,900	Hang Seng Bank, Ltd.	2,535,926
33,500	Hiroshima Bank, Ltd. (The)	271,653
2,696,984	HSBC Holdings plc	26,619,279
522,087	ING Groep NV	9,627,907
128,007	Intesa Sanpaolo	423,579
1,712,958	Intesa Sanpaolo SpA	6,056,904
52,500	Japan Post Bank Co., Ltd.	649,156
34,227	KBC Groep NV	2,900,869
52,200	Kyushu Financial Group, Inc.	321,445
9,578,454	Lloyds Banking Group plc	8,692,840
101,560	Mebuki Financial Group, Inc.	392,853
79,154	Mediobanca SpA	849,378
1,623,300	Mitsubishi UFJ Financial Group, Inc.	10,549,281
15,515	Mizrahi Tefahot Bank, Ltd.	278,319
3,222,039	Mizuho Financial Group, Inc.	5,650,832
361,204	National Australia Bank, Ltd.	8,970,991
132,515	Natixis	1,060,504
409,614	Nordea Bank AB	5,566,017
423,099	Oversea-Chinese Banking Corp., Ltd.	3,489,062
20,053	Raiffeisen International Bank-Holding AG*	672,124
299,087	Resona Holdings, Inc.	1,537,168
440,736	Royal Bank of Scotland Group plc*	1,584,636
83,400	Seven Bank, Ltd.^	301,095
20,000	Shinsei Bank, Ltd.	320,526

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
70,000	Shizuoka Bank, Ltd. (The)	$630,005
207,054	Skandinaviska Enskilda Banken AB, Class A	2,734,007
103,595	Societe Generale	6,059,789
441,066	Standard Chartered plc*	4,383,198
179,269	Sumitomo Mitsui Financial Group, Inc.	6,896,974
24,500	Suruga Bank, Ltd.	529,142
206,551	Svenska Handelsbanken AB, Class A	3,123,180
122,408	Swedbank AB, Class A	3,386,326
269,992	Unicredit SpA*	5,749,738
177,273	United Overseas Bank, Ltd.	3,072,898
453,197	Westpac Banking Corp.	11,413,938
29,000	Yamaguchi Financial Group, Inc.^	339,613

		248,269,083

Beverages (2.3%):
102,496	Anheuser-Busch InBev NV	12,249,909
49,300	Asahi Breweries, Ltd.	1,996,255
14,284	Carlsberg A/S, Class B	1,564,943
79,912	Coca-Cola Amatil, Ltd.	485,339
28,271	Coca-Cola European Partners plc	1,185,697
23,561	Coca-Cola HBC AG	797,885
17,000	Coca-Cola West Co., Ltd.	551,906
339,800	Diageo plc	11,169,079
15,495	Heineken Holding NV	1,457,120
34,854	Heineken NV	3,449,414
117,600	Kirin Holdings Co., Ltd.	2,769,228
28,456	Pernod Ricard SA	3,934,268
1,847	Remy Cointreau SA	218,570
19,600	Suntory Beverage & Food, Ltd.	873,684
104,220	Treasury Wine Estates, Ltd.	1,123,005

		43,826,302

Biotechnology (0.8%):
61,025	CSL, Ltd.	6,414,154
7,589	Genmab A/S*	1,677,634
43,198	Grifols SA	1,258,432
122,373	Shire plc	6,233,229

		15,583,449

Building Products (0.8%):
27,900	Asahi Glass Co., Ltd.	1,036,290
133,312	Assa Abloy AB, Class B	3,051,593
66,898	Compagnie de Saint-Gobain SA	3,987,230
33,800	Daikin Industries, Ltd.	3,426,786
4,768	Geberit AG, Registered Shares	2,256,220
37,500	Lixil Group Corp.	996,095
20,100	TOTO, Ltd.	847,655

		15,601,869

Capital Markets (2.3%):
128,681	3i Group plc	1,574,302
24,990	ASX, Ltd.	1,030,895
322,099	Credit Suisse Group AG	5,100,554
206,300	Daiwa Securities Group, Inc.	1,169,894
273,650	Deutsche Bank AG, Registered Shares	4,731,318
26,133	Deutsche Boerse AG	2,832,382
34,429	Hargreaves Lansdown plc	682,803
158,793	Hong Kong Exchanges & Clearing, Ltd.	4,305,934
94,172	Investec plc	688,268
71,600	Japan Exchange Group, Inc.	1,268,633
31,230	Julius Baer Group, Ltd.	1,851,531
42,710	London Stock Exchange Group plc	2,193,762
43,802	Macquarie Group, Ltd.	3,129,877
491,200	Nomura Holdings, Inc.	2,752,610

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
2,156	Partners Group Holding AG	$1,465,172
24,390	SBI Holdings, Inc.	367,657
17,609	Schroders plc	792,307
110,300	Singapore Exchange, Ltd.	601,876
493,973	UBS Group AG	8,444,730

		44,984,505

Chemicals (3.9%):
52,141	Air Liquide SA	6,948,505
21,500	Air Water, Inc.	396,906
33,939	AkzoNobel NV	3,133,795
9,324	Arkema SA	1,142,430
173,000	Asahi Kasei Corp.	2,131,848
123,121	BASF SE	13,101,168
13,871	Christian Hansen Holding A/S	1,189,805
15,084	Covestro AG	1,296,856
18,560	Croda International plc	943,301
37,400	Daicel Chemical Industries, Ltd.	450,934
1,142	EMS-Chemie Holding AG	760,449
22,095	Evonik Industries AG	789,481
5,394	Frutarom Industries, Ltd.	415,420
9,840	Fuchs Petrolub AG	582,490
1,255	Givaudan SA, Registered Shares	2,731,439
15,500	Hitachi Chemical Co., Ltd.	425,245
237,562	Incitec Pivot, Ltd.	674,328
75,847	Israel Chemicals, Ltd.	337,992
24,735	Johnson Matthey plc	1,134,318
26,100	JSR Corp.	496,183
26,950	K+S AG, Registered Shares	734,282
42,000	Kaneka Corp.	326,661
26,300	Kansai Paint Co., Ltd.^	662,569
24,365	Koninklijke DSM NV	1,995,408
45,400	Kuraray Co., Ltd.	849,794
11,649	Lanxess AG	919,551
24,999	Linde AG	5,212,988
191,600	Mitsubishi Chemical Holdings Corp.	1,827,838
26,100	Mitsubishi Gas Chemical Co., Inc.	612,340
26,000	Mitsui Chemicals, Inc.	790,756
22,400	Nippon Paint Holdings Co., Ltd.	761,956
17,300	Nissan Chemical Industries, Ltd.	609,376
21,100	Nitto Denko Corp.	1,761,767
29,510	Novozymes A/S, Class B	1,514,538
52,317	Orica, Ltd.	814,279
52,300	Shin-Etsu Chemical Co., Ltd.	4,681,183
291	Sika AG, Class B	2,165,760
10,040	Solvay SA	1,501,446
204,000	Sumitomo Chemical Co., Ltd.	1,275,875
16,118	Symrise AG	1,224,718
18,300	Taiyo Nippon Sanso Corp.^	216,921
25,200	Teijin, Ltd.	497,157
188,300	Toray Industries, Inc.	1,827,411
39,500	Tosoh Corp.	890,349
13,069	Umicore SA	1,081,206
22,846	Yara International ASA	1,025,754

		74,864,776

Commercial Services & Supplies (0.5%):
34,240	Babcock International Group plc	379,658
209,282	Brambles, Ltd.	1,481,865
34,000	Dai Nippon Printing Co., Ltd.	814,800
30,200	Edenred	821,711
215,567	G4S plc	803,903
23,588	ISS A/S	948,773
13,800	Park24 Co., Ltd.^	336,672
28,900	SECOM Co., Ltd.	2,108,288
42,984	Securitas AB, Class B	721,074
3,751	Societe BIC SA	449,660
9,500	Sohgo Security Services Co., Ltd.	436,406

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
72,000	Toppan Printing Co., Ltd.	$714,764

		10,017,574

Communications Equipment (0.4%):
776,603	Nokia OYJ	4,663,198
415,062	Telefonaktiebolaget LM Ericsson, Class B	2,395,814

		7,059,012

Construction & Engineering (0.9%):
33,616	ACS Actividades de Construccion y Servicios SA	1,245,685
29,227	Bouygues SA	1,386,964
11,842	Cimic Group, Ltd.	411,944
10,316	Eiffage SA	1,068,105
70,040	Ferrovial SA	1,543,210
2,435	Hochtief AG	410,788
27,400	JGC Corp.	443,856
123,000	Kajima Corp.	1,223,031
12,467	Koninklijke Boskalis Westminster NV	436,019
83,300	Obayashi Corp.	999,465
76,000	Shimizu Corp.	843,297
39,767	Skanska AB, Class B	921,772
28,000	TAISEI Corp.	1,469,408
67,830	Vinci SA	6,446,371

		18,849,915

Construction Materials (0.5%):
151,866	Boral, Ltd.	809,971
114,410	CRH plc	4,329,967
95,267	Fletcher Building, Ltd.	550,187
19,776	HeidelbergCement AG	2,032,592
5,203	Imerys SA	470,142
62,872	James Hardie Industries SE	877,525
59,860	LafargeHolcim, Ltd., Registered Shares	3,504,921
16,500	Taiheiyo Cement Corp.	637,936

		13,213,241

Consumer Finance (0.0%):
53,700	ACOM Co., Ltd.*^	208,172
13,000	Aeon Credit Service Co., Ltd.^	272,705
21,100	Credit Saison Co., Ltd.	438,423
20,973	Provident Financial plc^	233,727

		1,153,027

Containers & Packaging (0.1%):
158,983	Amcor, Ltd.	1,901,862
23,200	Toyo Seikan Kaisha, Ltd.	388,062

		2,289,924

Distributors (0.0%):
13,588	Jardine Cycle & Carriage, Ltd.	394,616

Diversified Consumer Services (0.0%):
9,400	Benesse Holdings, Inc.	339,476

Diversified Financial Services (0.8%):
368,762	AMP, Ltd.	1,401,900
79,769	Challenger, Ltd.	782,061
6,127	Eurazeo Se	547,910
15,176	EXOR NV	962,209
239,081	First Pacific Co., Ltd.	190,830
11,379	Groupe Bruxelles Lambert SA	1,197,751
22,562	Industrivarden AB, Class C	572,229
59,788	Investor AB, Class B	2,961,207
32,165	Kinnevik AB	1,051,235
5,351	L E Lundbergforetagen AB	428,114
68,700	Mitsubishi UFJ Lease & Finance Co., Ltd.	364,389
181,800	ORIX Corp.	2,935,141
5,211	Pargesa Holding SA	433,754

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
3,885	Wendel	$629,603

		14,458,333

Diversified Telecommunication Services (2.3%):
21,724	Belgacom SA	749,429
272,655	Bezeq Israeli Telecommunication Corp., Ltd. (The)	389,936
1,136,679	BT Group plc	4,323,949
441,025	Deutsche Telekom AG, Registered Shares	8,227,164
19,741	Elisa OYJ	849,680
268,085	France Telecom SA	4,389,405
527,525	HKT Trust & HKT, Ltd.	641,692
3,760	Iliad SA	999,997
59,304	Inmarsat plc	511,367
480,716	Koninklijke (Royal) KPN NV	1,650,894
92,952	Nippon Telegraph & Telephone Corp.	4,263,464
617,000	PCCW, Ltd.	334,339
1,069,400	Singapore Telecommunications, Ltd.	2,902,413
3,469	Swisscom AG, Registered Shares	1,778,238
114,334	TDC A/S	670,407
232,354	Telecom Corp. of New Zealand, Ltd.	613,198
1,565,252	Telecom Italia SpA*	1,467,839
828,154	Telecom Italia SpA	623,265
102,334	Telefonica Deutschland Holding AG	574,243
609,796	Telefonica SA	6,632,667
100,585	Telenor ASA	2,132,068
345,906	Telia Co AB	1,631,506
526,157	Telstra Corp., Ltd.	1,442,688
45,014	TPG Telecom, Ltd.^	172,316

		47,972,164

Electric Utilities (1.9%):
262,481	AusNet Services	349,213
88,500	Chubu Electric Power Co., Inc.	1,099,647
39,200	Chugoku Electric Power Co., Inc. (The)^	416,561
94,570	CK Infrastructure Holdings, Ltd.	815,532
225,500	CLP Holdings, Ltd.	2,313,180
102,132	Contact Energy, Ltd.	405,919
20,495	Dong Energy A/S	1,173,288
326,926	EDP - Energias de Portugal SA	1,230,658
74,288	Electricite de France^	902,240
44,867	Endesa SA	1,011,435
1,094,066	Enel SpA	6,587,643
62,835	Fortum OYJ	1,254,906
370,000	HK Electric Investments, Ltd.^	337,352
190,500	Hongkong Electric Holdings, Ltd.	1,654,340
778,442	Iberdrola SA	6,046,063
96,700	Kansai Electric Power Co., Inc. (The)	1,237,918
60,100	Kyushu Electric Power Co., Inc.^	639,559
112,573	Mighty River Power, Ltd.	275,603
31,829	Red Electrica Corporacion SA	668,811
136,471	Scottish & Southern Energy plc	2,553,703
175,152	Terna SpA	1,022,964
64,000	Tohoku Electric Power Co., Inc.	814,549
204,400	Tokyo Electric Power Co., Inc. (The)*	825,489

		33,636,573

Electrical Equipment (1.3%):
268,127	ABB, Ltd.	6,630,758
81,000	Fuji Electric Holdings Co., Ltd.	449,798
35,901	Legrand SA	2,591,887
7,200	Mabuchi Motor Co., Ltd.	360,737
258,900	Mitsubishi Electric Corp.	4,050,420
31,300	Nidec Corp.	3,852,552
11,346	OSRAM Licht AG	905,674

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
27,217	Prysmian SpA	$920,553
75,366	Schneider Electric SA	6,559,265
38,013	Siemens Gamesa Renewable Energy	496,190
28,894	Vestas Wind Systems A/S	2,593,355

		29,411,189

Electronic Equipment, Instruments & Components (1.4%):
26,300	ALPS Electric Co., Ltd.^	695,118
20,100	Hamamatsu Photonics K.K.	607,670
34,450	Hexagon AB, Class B	1,712,265
4,395	Hirose Electric Co., Ltd.	619,038
9,900	Hitachi High-Technologies Corp.	359,218
648,100	Hitachi, Ltd.	4,572,263
7,914	Ingenico Group	750,883
13,040	Keyence Corp.	6,952,953
43,800	Kyocera Corp.	2,711,449
25,600	Murata Manufacturing Co., Ltd.	3,785,307
12,600	Nippon Electric Glass Co., Ltd.	487,967
26,400	Omron Corp.	1,344,858
32,000	Shimadzu Corp.	632,964
17,400	TDK Corp.	1,188,008
33,200	Yaskawa Electric Corp.	1,057,340
30,900	Yokogawa Electric Corp.	527,017

		28,004,318

Energy Equipment & Services (0.0%):
85,409	Saipem SpA*	368,782
66,884	Tenaris SA	947,922

		1,316,704

Equity Real Estate Investment Trusts (1.4%):
346,582	Ascendas Real Estate Investment Trust	680,966
134,292	British Land Co. plc	1,083,862
297,100	CapitaLand Commercial Trust	362,479
346,100	CapitaMall Trust	510,901
180	Daiwahouse Residential Investment Corp.^	431,026
136,646	Dexus Property Group	1,022,044
4,798	Fonciere des Regions SA	498,774
6,632	Gecina SA	1,075,373
247,193	GPT Group(a)	965,149
111,293	Hammerson plc	800,835
4,198	ICADE	374,588
110	Japan Prime Realty Investment Corp.	367,595
166	Japan Real Estate Investment Corp.	798,196
360	Japan Retail Fund Investment Corp.	646,025
26,311	Klepierre	1,032,735
97,657	Land Securities Group plc	1,272,808
105,622	Liberty International plc	326,215
298,500	Link REIT (The)	2,422,000
245,601	Macquarie Goodman Group	1,593,979
470,481	Mirvac Group	847,837
183	Nippon Building Fund, Inc.	912,518
208	Nippon Prologis REIT, Inc.	438,427
496	Nomura Real Estate Master Fund, Inc.	645,542
713,112	Scentre Group	2,203,882
140,274	SERGO plc	1,008,285
337,376	Stockland Trust Group	1,141,186
327,800	Suntec REIT	451,626
13,644	Unibail-Rodamco SE	3,321,186
427	United Urban Investment Corp.	626,093
474,817	Vicinity Centres	993,391

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
267,442	Westfield Corp.	$1,646,536

		30,502,059

Food & Staples Retailing (1.3%):
82,700	Aeon Co., Ltd.	1,222,651
78,162	Carrefour SA	1,578,881
8,093	Casino Guichard-Perrachon SA	479,971
5,457	Colruyt SA	279,676
97,013	Distribuidora Internacional de Alimentacion SA	566,186
11,300	FamilyMart Co., Ltd.	596,072
11,875	ICA Gruppen AB^	446,579
228,855	J Sainsbury plc	729,531
32,776	Jeronimo Martins SGPS SA	646,484
174,657	Koninklijke Ahold Delhaize NV	3,266,940
6,600	LAWSON, Inc.	437,178
22,671	METRO AG*	479,349
100,900	Seven & I Holdings Co., Ltd.	3,897,716
10,600	Sundrug Co., Ltd.	438,976
1,115,241	Tesco plc*	2,796,719
4,900	Tsuruha Holdings, Inc.	585,916
152,420	Wesfarmers, Ltd.	4,942,206
304,579	William Morrison Supermarkets plc^	955,430
173,160	Woolworths, Ltd.	3,430,418

		27,776,879

Food Products (3.0%):
76,000	Ajinomoto Co., Inc.	1,483,704
47,593	Associated British Foods plc	2,037,638
318	Barry Callebaut AG, Registered Shares	487,507
11,500	Calbee, Inc.^	405,454
14	Chocoladefabriken Lindt & Spruengli AG, Registered Shares	971,077
79,109	Danone SA	6,206,477
731,782	Golden Agri-Resources, Ltd.	202,420
22,318	Kerry Group plc, Class A	2,145,709
21,000	Kikkoman Corp.^	646,122
129	Lindt & Spruengli AG	735,740
54,039	Marine Harvest	1,070,356
14,752	Meiji Holdings Co., Ltd.	1,169,891
418,636	Nestle SA, Registered Shares	35,070,398
23,000	Nippon Meat Packers, Inc.	632,890
27,945	Nisshin Seifun Group, Inc.	468,451
7,900	Nissin Foods Holdings Co., Ltd.	479,851
112,072	Orkla ASA, Class A	1,150,994
60,048	Tate & Lyle plc	521,787
11,700	Toyo Suisan Kaisha, Ltd.	430,082
1,106,388	WH Group, Ltd.	1,178,104
213,300	Wilmar International, Ltd.	502,011
12,200	Yakult Honsha Co., Ltd.^	878,121
18,000	Yamazaki Baking Co., Ltd.	325,729

		59,200,513

Gas Utilities (0.3%):
144,533	APA Group	949,100
49,495	Gas Natural SDG SA	1,096,455
1,130,023	Hong Kong & China Gas Co., Ltd.	2,124,186
53,000	Osaka Gas Co., Ltd.	985,908
10,600	Toho Gas Co., Ltd.	310,559
51,600	Tokyo Gas Co., Ltd.	1,265,478

		6,731,686

Health Care Equipment & Supplies (1.0%):
8,100	Cochlear, Ltd.	1,013,322
15,676	Coloplast A/S, Class B	1,272,417
158,619	Convatec Group plc	582,267
11,400	Cyberdyne, Inc.*^	151,917

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
28,485	Essilor International SA Compagnie Generale d’Optique	$3,523,877
32,206	Getinge AB, Class B^	605,053
50,900	HOYA Corp.	2,761,110
36,900	Olympus Co., Ltd.	1,250,287
117,368	Smith & Nephew plc	2,121,896
7,090	Sonova Holding AG, Registered Shares	1,203,281
1,291	Straumann Holding AG, Registered Shares	830,744
21,500	Sysmex Corp.	1,372,642
43,300	Terumo Corp.	1,704,387
17,288	William Demant Holding A/S*	456,471

		18,849,671

Health Care Providers & Services (0.6%):
46,897	Al Noor Hospitals Group plc	408,722
24,800	Alfresa Holdings Corp.	454,799
28,989	Fresenius Medical Care AG & Co., KGaA	2,836,826
55,845	Fresenius SE & Co. KGaA	4,504,321
227,520	Healthscope, Ltd.	299,230
24,400	Medipal Holdings Corp.	424,103
8,200	Miraca Holdings, Inc.	381,554
19,969	Ramsay Health Care, Ltd.	978,996
56,623	Ryman Healthcare, Ltd.	379,369
55,636	Sonic Healthcare, Ltd.	915,392
8,570	Suzuken Co., Ltd.	305,532

		11,888,844

Health Care Technology (0.0%):
27,400	M3, Inc.	783,860

Hotels, Restaurants & Leisure (1.5%):
26,182	Accor SA	1,299,848
70,739	Aristocrat Leisure, Ltd.	1,169,751
25,316	Carnival plc	1,610,689
212,589	Compass Group plc	4,512,771
51,862	Crown, Ltd.	460,998
8,337	Domino’s Pizza Enterprises, Ltd.^	300,470
6,425	Flight Centre, Ltd.	227,622
297,000	Galaxy Entertainment Group, Ltd.	2,098,753
851,457	Genting Singapore plc	736,165
21,961	Intercontinental Hotels Group plc	1,158,725
9,029	McDonald’s Holdings Co., Ltd.	399,832
33,825	Melco Resorts & Entertainment, Ltd., ADR^	815,859
99,934	Merlin Entertainments plc	596,857
133,873	MGM China Holdings, Ltd.^	321,646
29,000	Oriental Land Co., Ltd.	2,210,589
11,216	Paddy Power plc	1,119,186
337,932	Sands China, Ltd.	1,765,004
169,333	Shangri-La Asia, Ltd.	315,480
220,987	SJM Holdings, Ltd.	202,727
12,073	Sodexo SA	1,506,960
117,336	Tabcorp Holdings, Ltd.	393,894
170,540	Tatts Group, Ltd.	534,232
59,644	TUI AG	1,012,665
25,150	Whitbread plc	1,269,148
223,600	Wynn Macau, Ltd.	604,181

		26,644,052

Household Durables (1.1%):
142,045	Barratt Developments plc	1,169,572
18,462	Berkeley Group Holdings plc (The)	919,468
24,800	Casio Computer Co., Ltd.^	349,608
31,179	Electrolux AB, Series B	1,060,569
58,809	Husqvarna AB, Class B	605,752
21,200	Iida Group Holdings Co., Ltd.	378,148

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
49,100	Nikon Corp.	$852,131
296,000	Panasonic Corp.	4,292,138
40,483	Persimmon plc	1,400,518
4,700	Rinnai Corp.	403,229
3,179	SEB SA	583,436
52,600	Sekisui Chemical Co., Ltd.	1,036,022
77,000	Sekisui House, Ltd.	1,298,772
19,900	Sharp Corp.*^	601,174
169,400	Sony Corp.	6,306,167
425,451	Taylor Wimpey plc	1,114,428
176,500	Techtronic Industries Co., Ltd.	943,919

		23,315,051

Household Products (0.7%):
82,953	Essity AB, Class B*	2,259,746
13,853	Henkel AG & Co. KGaA	1,685,897
29,300	Lion Corp.	536,925
90,158	Reckitt Benckiser Group plc	8,236,941
49,700	Unicharm Corp.	1,140,911

		13,860,420

Independent Power & Renewable Electricity Producers (0.0%):
19,600	Electric Power Development Co., Ltd.	492,465
192,019	Meridian Energy, Ltd.	394,470

		886,935

Industrial Conglomerates (1.8%):
362,744	CK Hutchison Holdings, Ltd.	4,655,381
11,687	DCC plc	1,135,237
29,000	Jardine Matheson Holdings, Ltd.	1,837,556
30,800	Jardine Strategic Holdings, Ltd.	1,332,569
13,800	Keihan Electric Railway Co., Ltd.^	404,385
186,300	Keppel Corp., Ltd.	893,217
125,223	Koninklijke Philips Electronics NV	5,178,923
215,834	NWS Holdings, Ltd.	421,394
24,400	Seibu Holdings, Inc.	417,156
137,200	SembCorp Industries, Ltd.	300,000
102,905	Siemens AG, Registered Shares	14,496,463
54,285	Smiths Group plc	1,148,423
553,000	Toshiba Corp.*^	1,549,000

		33,769,704

Insurance (5.7%):
26,944	Admiral Group plc	656,399
241,835	AEGON NV	1,408,813
25,387	Ageas NV	1,193,050
1,630,400	AIA Group, Ltd.	12,091,998
61,396	Allianz SE, Registered Shares+	13,783,129
169,053	Assicurazioni Generali SpA	3,153,128
540,407	Aviva plc	3,729,140
259,804	AXA SA	7,859,043
7,061	Baloise Holding AG, Registered Shares	1,118,827
23,730	CNP Assurances SA	556,703
139,200	Dai-ichi Life Insurance Co., Ltd.	2,502,890
194,086	Direct Line Insurance Group plc	945,646
28,271	Gjensidige Forsikring ASA	492,567
8,522	Hannover Rueck SE	1,027,000
325,001	Insurance Australia Group, Ltd.	1,631,463
211,600	Japan Post Holdings Co., Ltd.^	2,500,606
788,993	Legal & General Group plc	2,747,662
150,399	MAPFRE SA	489,511
391,433	Medibank Private, Ltd.	898,932
64,311	MS&AD Insurance Group Holdings, Inc.	2,075,876
20,676	Muenchener Rueckversicherungs-Gesellschaft AG	4,420,256

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
46,725	NKSJ Holdings, Inc.	$1,822,248
40,826	NN Group NV	1,710,940
663,010	Old Mutual plc	1,727,133
73,563	Poste Italiane SpA	541,838
349,107	Prudential plc	8,357,966
185,809	QBE Insurance Group, Ltd.	1,467,387
132,507	RSA Insurance Group plc	1,106,138
59,530	Sampo OYJ, Class A	3,148,426
23,362	SCOR SA	979,668
24,300	Sony Financial Holdings, Inc.	398,903
72,413	St. James Place plc	1,113,053
369,401	Standard Life plc	2,146,077
172,822	Suncorp-Metway, Ltd.	1,776,674
4,246	Swiss Life Holding AG, Registered Shares	1,496,052
43,393	Swiss Re AG	3,931,986
73,836	T&D Holdings, Inc.	1,072,622
89,800	Tokio Marine Holdings, Inc.	3,517,959
15,770	Tryg A/S	364,225
128,309	UnipolSai SpA	299,631
20,583	Zurich Insurance Group AG	6,287,602

		108,549,167

Internet & Direct Marketing Retail (0.1%):
122,800	Rakuten, Inc.	1,340,319
25,000	Start Today Co., Ltd.	793,243
15,073	Zalando SE*	755,280

		2,888,842

Internet Software & Services (0.2%):
138,014	Auto Trader Group plc	725,869
14,900	DeNA Co., Ltd.	334,266
21,100	Kakaku.com, Inc.^	269,031
5,200	mixi, Inc.	251,506
15,977	United Internet AG, Registered Shares	995,212
201,200	Yahoo! Japan Corp.^	955,186

		3,531,070

IT Services (0.7%):
59,245	Amadeus IT Holding SA	3,855,842
12,460	Atos Origin SA	1,934,565
21,838	Capgemini SA	2,557,538
61,335	Computershare, Ltd.	698,694
266,000	Fujitsu, Ltd.	1,982,182
18,546	Nomura Research Institute, Ltd.	723,901
86,600	NTT Data Corp.	927,065
8,700	OBIC Co., Ltd.	547,977
7,700	Otsuka Corp.	494,862
274,549	Worldpay Group plc	1,497,157

		15,219,783

Leisure Products (0.2%):
28,200	Namco Bandai Holdings, Inc.	967,796
6,300	Sankyo Co., Ltd.	201,152
23,800	Sega Sammy Holdings, Inc.	332,666
9,900	Shimano, Inc.	1,320,775
23,700	Yamaha Corp.	874,580

		3,696,969

Life Sciences Tools & Services (0.1%):
1,543	Eurofins Scientific SE	975,039
9,969	Lonza Group AG, Registered Shares	2,615,591
30,210	Qiagen NV	951,193

		4,541,823

Machinery (2.6%):
40,971	Alfa Laval AB	1,002,089
20,025	Alstom SA	851,509
44,900	AMADA Co., Ltd.	493,086

Shares		Fair Value
Common Stocks, continued
Machinery, continued
9,566	Andritz AG	$552,963
92,182	Atlas Copco AB, Class A	3,910,746
49,065	Atlas Copco AB, Class B	1,908,927
127,572	CNH Industrial NV	1,531,914
25,800	FANUC Corp.	5,231,879
23,705	GEA Group AG	1,078,313
37,000	Hino Motors, Ltd.	453,064
14,800	Hitachi Construction Machinery Co., Ltd.	439,370
7,000	Hoshizaki Electric Co., Ltd.	615,710
20,900	IHI Corp.^	727,853
38,298	IMI plc	638,580
29,900	JTEKT Corp.	414,658
20,000	Kawasaki Heavy Industries, Ltd.	663,739
9,653	Kion Group AG	923,695
124,800	Komatsu, Ltd.	3,555,137
44,947	Kone OYJ, Class B	2,379,971
143,700	Kubota Corp.	2,617,635
15,100	Kurita Water Industries, Ltd.	436,350
30,800	Makita Corp.	1,245,464
4,681	MAN AG	528,315
15,935	Metso Corp. OYJ	584,592
53,100	Minebea Co., Ltd.	831,229
44,000	Mitsubishi Heavy Industries, Ltd.	1,740,548
15,200	Nabtesco Corp.	565,500
37,300	NGK Insulators, Ltd.	699,644
50,700	NSK, Ltd.	684,814
152,938	Sandvik AB	2,642,557
5,563	Schindler Holding AG	1,229,149
2,833	Schindler Holding AG, Registered Shares	610,182
51,092	SKF AB, Class B	1,116,995
7,600	SMC Corp.^	2,682,476
16,000	Sumitomo Heavy Industries, Ltd.	642,368
15,100	THK Co., Ltd.	517,097
209,199	Volvo AB, Class B	4,034,614
19,324	Wartsila Corp. OYJ, Class B	1,369,476
27,770	Weir Group plc (The)	731,238
321,450	Yangzijiang Shipbuilding Holdings, Ltd.	339,397

		53,222,843

Marine (0.2%):
510	A.P. Moeller - Maersk A/S, Class A	937,408
898	A.P. Moeller - Maersk A/S, Class B	1,706,303
7,085	Kuehne & Nagel International AG, Registered Shares	1,312,210
16,600	Mitsui O.S.K. Lines, Ltd.	503,494
22,000	Nippon Yusen Kabushiki Kaisha*	457,754

		4,917,169

Media (1.2%):
65,114	Altice NV, Class A*^	1,305,803
12,498	Altice NV, Class B*	249,991
4,904	Axel Springer AG	315,294
30,177	Dentsu, Inc.	1,325,584
23,455	Eutelsat Communications SA	694,996
30,100	Hakuhodo DY Holdings, Inc.	395,784
45,563	I-Cable Communications, Ltd.*	1,489
475,946	ITV plc	1,114,146
11,326	JCDecaux SA	423,837
16,468	Lagardere SCA	551,869
115,987	Pearson plc	951,094
32,171	ProSiebenSat.1 Media AG	1,096,251
28,026	Publicis Groupe SA	1,956,382
6,156	REA Group, Ltd.	325,291
5,481	RTL Group	414,978
11,517	Schibsted ASA, Class A	296,819

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
13,208	Schibsted ASA, Class B	$311,886
50,007	SES Global, Class A	1,093,336
126,768	Singapore Press Holdings, Ltd.	254,294
138,234	Sky plc	1,695,680
7,593	Telenet Group Holding NV*	502,723
15,100	Toho Co., Ltd.	527,811
140,353	Vivendi Universal SA	3,553,963
170,596	WPP plc	3,166,068

		22,525,369

Metals & Mining (2.9%):
345,631	Alumina, Ltd.	598,328
180,463	Anglo American plc^	3,239,336
50,760	Antofagasta plc	645,602
89,985	ArcelorMittal*	2,322,889
284,736	BHP Billiton plc	5,015,886
433,691	BHP Billiton, Ltd.	8,765,728
77,572	BlueScope Steel, Ltd.	668,060
37,546	Boliden AB	1,273,049
213,723	Fortescue Metals Group, Ltd.	865,118
28,344	Fresnillo plc	533,538
1,646,093	Glencore International plc	7,544,890
29,800	Hitachi Metals, Ltd.	414,982
68,500	JFE Holdings, Inc.	1,339,436
45,500	Kobe Steel, Ltd.^	520,820
7,500	Maruichi Steel Tube, Ltd.	218,415
15,800	Mitsubishi Materials Corp.	546,480
102,099	Newcrest Mining, Ltd.	1,677,350
102,948	Nippon Steel Corp.	2,366,379
176,799	Norsk Hydro ASA	1,285,930
12,287	Randgold Resources, Ltd.	1,199,444
166,635	Rio Tinto plc	7,755,596
57,208	Rio Tinto, Ltd.^	2,996,695
664,616	South32, Ltd.	1,712,778
34,500	Sumitomo Metal & Mining Co., Ltd.	1,109,291
58,605	ThyssenKrupp AG	1,736,673
15,868	Voestalpine AG	809,189

		57,161,882

Multiline Retail (0.3%):
15,100	Don Quijote Co., Ltd.	566,358
80,935	Harvey Norman Holdings, Ltd.^	247,088
44,800	Isetan Mitsukoshi Holdings, Ltd.^	469,637
32,600	J. Front Retailing Co., Ltd.	451,255
206,470	Marks & Spencer Group plc	977,672
29,800	MARUI GROUP Co., Ltd.^	427,162
19,494	Next plc	1,373,972
3,300	Ryohin Keikaku Co., Ltd.	972,693
45,000	Takashimaya Co., Ltd.	421,907

		5,907,744

Multi-Utilities (1.1%):
86,095	AGL Energy, Ltd.	1,582,600
730,143	Centrica plc	1,829,522
302,155	E.ON AG	3,419,450
230,935	Engie Group	3,919,404
19,623	Innogy Se	873,248
459,620	National Grid plc	5,689,521
69,134	RWE AG*	1,570,317
47,126	Suez Environnement Co.	859,892
65,735	Veolia Environnement SA	1,518,247

		21,262,201

Oil, Gas & Consumable Fuels (4.9%):
2,652,977	BP plc	16,959,698
36,863	Caltex Australia, Ltd.	930,728
11,387	Enagas SA	320,621
343,522	ENI SpA	5,690,479
65,749	Galp Energia SGPS SA	1,165,962

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
18,600	Idemitsu Kosan Co., Ltd.	$525,872
130,700	INPEX Corp.	1,393,152
391,820	JX Holdings, Inc.	2,020,889
9,900	Koninklijke Vopak NV	434,798
26,708	Lundin Petroleum AB*	585,030
18,211	Neste Oil OYJ	795,574
175,770	Oil Search, Ltd.	968,949
20,094	OMV AG	1,170,940
241,996	Origin Energy, Ltd.*	1,426,346
166,942	Repsol SA	3,079,632
601,007	Royal Dutch Shell plc, Class A	18,108,640
505,009	Royal Dutch Shell plc, Class B	15,527,652
236,820	Santos, Ltd.*	750,871
25,100	Showa Shell Sekiyu K.K.	289,526
347,063	Snam SpA	1,672,479
153,599	Statoil ASA	3,082,075
316,644	Total SA	17,028,676
104,082	Woodside Petroleum, Ltd.	2,384,898

		96,313,487

Paper & Forest Products (0.3%):
48,212	Mondi plc	1,296,218
108,000	OYI Paper Co., Ltd.	583,220
72,099	Stora Enso OYJ, Registered Shares	1,019,559
73,454	UPM-Kymmene OYJ	1,992,017

		4,891,014

Personal Products (2.0%):
13,399	Beiersdorf AG	1,441,530
66,400	Kao Corp.	3,915,663
4,200	KOSE Corp.	482,998
33,859	L’Oreal SA	7,193,576
12,800	POLA ORBIS HOLDINGS, Inc.	387,019
50,700	Shiseido Co., Ltd.	2,035,682
218,685	Unilever NV	12,946,522
172,868	Unilever plc	10,004,454

		38,407,444

Pharmaceuticals (7.6%):
280,800	Astellas Pharma, Inc.	3,578,076
170,368	AstraZeneca plc	11,356,088
111,284	Bayer AG, Registered Shares	15,163,749
30,700	Chugai Pharmaceutical Co., Ltd.	1,275,198
76,800	Daiichi Sankyo Co., Ltd.	1,733,637
22,800	Dainippon Sumitomo Pharma Co., Ltd.^	296,904
35,200	Eisai Co., Ltd.	1,808,529
659,511	GlaxoSmithKline plc	13,154,380
9,371	H. Lundbeck A/S	540,867
20,280	Hikma Pharmaceuticals plc^	329,314
8,500	Hisamitsu Pharmaceutical Co., Inc.	408,145
5,095	Ipsen SA	677,808
36,400	Kyowa Hakko Kogyo Co., Ltd.	619,876
17,479	Merck KGaA	1,944,999
30,400	Mitsubishi Tanabe Pharma Corp.	698,889
299,178	Novartis AG, Registered Shares	25,679,491
251,714	Novo Nordisk A/S, Class B	12,085,817
56,600	Ono Pharmaceutical Co., Ltd.	1,286,104
14,355	Orion OYJ, Class B	666,326
51,800	Otsuka Holdings Co., Ltd.	2,059,024
14,165	Recordati SpA	653,241
94,506	Roche Holding AG	24,131,877
152,090	Sanofi-Aventis SA	15,117,037
50,700	Santen Pharmaceutical Co., Ltd.	799,574
40,700	Shionogi & Co., Ltd.	2,226,817
4,800	Taisho Pharmaceutical Holdings Co., Ltd.	364,483
94,800	Takeda Pharmacuetical Co., Ltd.	5,250,992

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
1,088	Taro Pharmaceutical Industries, Ltd.*	$122,607
123,674	Teva Pharmaceutical Industries, Ltd., ADR	2,176,662
16,519	UCB SA	1,176,720
6,604	Vifor Pharma AG^	780,785

		148,164,016

Professional Services (1.1%):
21,462	Adecco SA, Registered Shares	1,671,888
30,176	Bureau Veritas SA	778,764
92,451	Capita Group plc	699,913
128,152	Experian plc	2,574,155
22,154	Intertek Group plc	1,480,071
15,220	Randstad Holding NV	942,462
150,000	Recruit Holdings Co., Ltd.	3,250,065
142,655	Reed Elsevier plc	3,129,192
130,860	RELX NV	2,786,585
46,524	Seek, Ltd.	608,242
752	SGS SA, Registered Shares	1,804,477
42,126	Wolters Kluwer NV	1,946,505

		21,672,319

Real Estate Management & Development (2.1%):
15,060	AEON Mall Co., Ltd.	268,205
5,827	Azrieli Group	323,843
74,028	BGP Holdings plc*(b)	1,312
352,100	CapitaLand, Ltd.	931,529
57,700	City Developments, Ltd.	483,348
347,744	CK Asset Holdings Ltd.	2,892,386
8,900	Daito Trust Construction Co., Ltd.	1,622,018
76,900	Daiwa House Industry Co., Ltd.	2,657,271
47,693	Deutsche Wohnen AG	2,025,186
373,900	Global Logistic Properties, Ltd.	909,914
124,000	Hang Lung Group, Ltd.	446,579
274,000	Hang Lung Properties, Ltd.	651,195
155,089	Henderson Land Development Co., Ltd.	1,030,466
142,100	Hongkong Land Holdings, Ltd.	1,018,857
40,900	Hulic Co., Ltd.	401,094
90,000	Hysan Development Co., Ltd.	424,001
75,775	Kerry Properties, Ltd.	314,608
78,059	Lend Lease Group	1,101,359
169,600	Mitsubishi Estate Co., Ltd.	2,951,618
118,300	Mitsui Fudosan Co., Ltd.	2,567,925
798,623	New World Development Co., Ltd.	1,149,837
16,100	Nomura Real Estate Holdings, Inc.	344,202
444,601	Sino Land Co., Ltd.	780,879
46,000	Sumitomo Realty & Development Co., Ltd.	1,393,521
195,000	Sun Hung Kai Properties, Ltd.	3,182,750
67,464	Swire Pacific, Ltd., Class A	654,809
157,000	Swire Properties, Ltd.	533,084
9,911	Swiss Prime Site AG	891,261
30,200	Tokyo Tatemono Co., Ltd.	386,539
71,200	Tokyu Fudosan Holdings Corp.	430,112
66,296	UOL Group, Ltd.	397,486
64,064	Vonovia SE	2,725,937
164,300	Wharf Holdings, Ltd. (The)	1,464,400
108,897	Wheelock & Co., Ltd.(b)	765,936

		38,123,467

Road & Rail (1.2%):
282,044	Aurizon Holdings, Ltd.	1,087,523
19,500	Central Japan Railway Co.	3,421,324
292,200	ComfortDelGro Corp., Ltd.	449,516
26,082	DSV A/S	1,973,313
44,313	East Japan Railway Co.	4,094,153
30,300	Hankyu Hanshin Holdings, Inc.	1,150,310

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
32,000	Keihin Electric Express Railway Co., Ltd.^	$649,301
16,200	Keio Corp.	668,534
18,600	Keisei Electric Railway Co., Ltd.	515,326
25,600	Kintetsu Corp.	952,839
21,700	Kyushu Railway Co.^	645,515
191,494	MTR Corp., Ltd.	1,120,819
25,000	Nagoya Railroad Co., Ltd.^	539,428
11,000	Nippon Express Co., Ltd.	717,256
41,600	Odakyu Electric Railway Co., Ltd.	789,971
24,800	Tobu Railway Co., Ltd.	681,553
72,900	Tokyu Corp.	1,032,885
21,800	West Japan Railway Co.	1,516,500

		22,006,066

Semiconductors & Semiconductor Equipment (1.2%):
35,900	ASM Pacific Technology, Ltd.	519,103
50,256	ASML Holding NV	8,572,472
3,900	Disco Corp.	795,908
153,944	Infineon Technologies AG	3,869,658
46,060	NXP Semiconductors NV*	5,208,925
68,100	Renesas Electronics Corp.*	743,141
12,300	ROHM Co., Ltd.	1,057,190
86,194	STMicroelectronics NV	1,671,736
21,200	Tokyo Electron, Ltd.	3,268,615

		25,706,748

Software (1.6%):
18,007	Check Point Software Technologies, Ltd.*^	2,053,159
17,189	Dassault Systemes SA	1,737,793
10,357	Gemalto NV	462,728
12,400	Konami Corp.	596,729
6,100	Line Corp.*^	220,419
59,384	Micro Focus International plc	1,899,426
25,000	Nexon Co., Ltd.	652,874
8,416	NICE Systems, Ltd.	678,799
15,100	Nintendo Co., Ltd.	5,597,409
3,200	Oracle Corp.	251,636
148,487	Sage Group plc	1,390,651
132,203	SAP AG	14,481,601
16,700	Trend Micro, Inc.	822,707

		30,845,931

Specialty Retail (0.9%):
5,200	ABC-Mart, Inc.	274,610
127,741	Dixons Carphone plc	331,396
4,855	Dufry AG, Registered Shares*	772,229
7,200	Fast Retailing Co., Ltd.	2,126,464
126,552	Hennes & Mauritz AB, Class B	3,284,519
2,900	Hikari Tsushin, Inc.	364,382
146,390	Industria de Diseno Textil SA	5,516,296
299,670	Kingfisher plc	1,198,655
10,600	Nitori Co., Ltd.	1,516,501
3,200	Shimamura Co., Ltd.	384,591
28,900	USS Co., Ltd.	583,351
94,400	Yamada Denki Co., Ltd.^	516,011

		16,869,005

Technology Hardware, Storage & Peripherals (0.6%):
32,900	Brother Industries, Ltd.	769,692
143,700	Canon, Inc.	4,912,364
55,800	Fujifilm Holdings Corp.	2,175,800
63,700	Konica Minolta Holdings, Inc.	523,429
33,100	NEC Corp.	897,804
94,600	Ricoh Co., Ltd.	920,748

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
38,400	Seiko Epson Corp.^	$930,109

		11,129,946

Textiles, Apparel & Luxury Goods (1.9%):
25,164	Adidas AG	5,691,845
21,600	ASICS Corp.	322,243
58,998	Burberry Group plc	1,393,481
70,474	Compagnie Financiere Richemont SA	6,442,534
4,287	Hermes International SA	2,161,217
8,698	Hugo Boss AG	766,590
10,153	Kering	4,041,246
811,120	Li & Fung, Ltd.	407,264
22,347	Luxottica Group SpA	1,250,555
37,516	LVMH Moet Hennessy Louis Vuitton SA	10,342,098
13,980	Pandora A/S	1,380,131
4,123	Swatch Group AG (The), Class B	1,715,488
8,295	Swatch Group AG (The), Registered Shares	661,763
107,486	Yue Yuen Industrial Holdings, Ltd.	409,810

		36,986,265

Tobacco (1.5%):
309,007	British American Tobacco plc	19,316,478
129,408	Imperial Tobacco Group plc, Class A	5,521,341
146,400	Japan Tobacco, Inc.	4,799,899
22,378	Swedish Match AB, Class B	785,872

		30,423,590

Trading Companies & Distributors (1.3%):
18,012	AerCap Holdings NV*	920,593
68,531	Ashtead Group plc	1,653,962
21,247	Brenntag AG	1,183,910
44,364	Bunzl plc	1,348,463
202,300	ITOCHU Corp.	3,315,191
217,800	Marubeni Corp.	1,488,817
35,000	Misumi Group, Inc.	925,041
203,200	Mitsubishi Corp.	4,726,589
231,100	Mitsui & Co., Ltd.	3,418,744
42,562	Rexel SA	736,488
161,000	Sumitomo Corp.	2,318,130
29,900	Toyota Tsushu Corp.	983,278
34,908	Travis Perkins plc	677,290
34,179	Wolseley plc	2,242,370

		25,938,866

Transportation Infrastructure (0.6%):
93,253	Abertis Infraestructuras SA	1,884,530
9,558	Aena SA	1,727,605
4,091	Aeroports de Paris	661,458
61,528	Atlantia SpA	1,942,328
121,970	Auckland International Airport, Ltd.	567,507
5,710	Fraport AG	542,345
65,234	Groupe Eurotunnel SA	786,387
754,100	Hutchison Port Holdings Trust	324,274
5,100	Japan Airport Terminal Co., Ltd.^	181,864
16,000	Kamigumi Co., Ltd.	371,458
95,000	SATS, Ltd.	323,538
139,052	Sydney Airport	778,188
276,736	Transurban Group	2,587,381

		12,678,863

Water Utilities (0.1%):
33,387	Severn Trent plc	972,150
89,639	United Utilities Group plc	1,026,356

		1,998,506

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (1.5%):
242,100	KDDI Corp.	$6,387,960
8,973	Millicom International Cellular SA, SDR	593,292
183,600	NTT DoCoMo, Inc.	4,197,129
110,900	SoftBank Group Corp.	8,965,255
99,202	StarHub, Ltd.	190,464
48,913	Tele2 AB	560,423
3,587,887	Vodafone Group plc	10,048,435

		30,942,958

Total Common Stocks (Cost $1,557,131,808)		1,929,273,129

Preferred Stocks (0.5%):
Automobiles (0.3%):
7,717	Bayerische Motoren Werke AG (BMW), 4.67%	687,468
21,136	Porsche Automobil Holding SE, 1.87%	1,351,263
24,900	Volkswagen AG, 1.49%	4,060,886

		6,099,617

Household Products (0.2%):
24,186	Henkel AG & Co. KGaA, 1.41%	3,292,023

Total Preferred Stocks (Cost $7,332,520)		9,391,640

Right (0.0%):
Equity Real Estate Investment Trusts (0.0%):
49,318	CapitaLand Commercial Trust, Expires on 10/20/17*	10,619

Total Right (Cost $–)		10,619

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.8%):
$34,362,705	AZL International Index Fund Securities Lending Collateral Account(c)	34,362,705

Total Securities Held as Collateral for Securities on Loan (Cost $34,362,705)		34,362,705

Unaffiliated Investment Company (0.1%):
1,244,056	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(d)	1,244,056

Total Unaffiliated Investment Company (Cost $1,244,056)		1,244,056

Total Investment Securities (Cost $1,600,071,089) - 100.8%		1,974,282,149
Net other assets (liabilities) - (0.8)%		(15,673,659)

Net Assets - 100.0%		$1,958,608,490

Percentages indicated are based on net assets as of September 30, 2017.

ADR	-	American Depositary Receipt
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $49,810,023.

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

+	Affiliated Securities
(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.05% of the net assets of the Fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2017. The total of all such securities represent 0.04% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.
(d)	The rate represents the effective yield at September 30, 2017.

Amounts shown as “—“ are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2017:

Country	Percentage
Australia	6.7%
Austria	0.3%
Belgium	1.2%
Bermuda	0.2%
China	— %^
Denmark	1.8%
Finland	1.0%
France	9.8%
Germany	9.6%
Hong Kong	3.3%
Ireland (Republic of)	0.8%
Israel	0.5%
Italy	2.3%
Japan	22.6%
Luxembourg	0.4%
Netherlands	4.1%
New Zealand	0.2%
Norway	0.7%
Portugal	0.2%
Singapore	1.2%
Spain	3.4%
Sweden	2.9%
Switzerland	8.6%
United Arab Emirates	— %^
United Kingdom	16.4%
United States	1.8%

100.0%

^	Represents less than 0.05%.

Continued

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Futures Contracts

Cash of $979,045 has been segregated to cover margin requirements for the following open contracts as of September 30, 2017.

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index December Futures (Australian Dollar)	12/21/17	19	2,111,310	$(6,165)
DJ EURO STOXX 50 December Futures (Euro)	12/15/17	152	6,423,674	133,260
FTSE 100 Index December Futures (British Pounds)	12/15/17	42	4,124,427	46,725
SGX Nikkei 225 Index December Futures (Japanese Yen)	12/7/17	49	4,432,473	177,716

				$351,536

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (5.4%):
$ 754,943	Goal Capital Funding Trust, Class A3, Series 2005-2, 1.49%(US0003M+17bps), 5/28/30	$754,503
750,000	Magnetite CLO, Ltd., Class 2A3, Series 2015-12A, 2.63%(US0003M+133bps), 4/15/27, Callable 1/15/18 @ 100(a)	755,621
716,131	Navient Student Loan Trust, Class A, Series 2014-2, 1.87%(US0001M+64bps), 3/25/83, Callable 9/25/33 @ 100	710,336
696,019	Navient Student Loan Trust, Class A, Series 2014-3, 1.85%(US0001M+62bps), 3/25/83, Callable 10/25/32 @ 100	689,233
461,874	Navient Student Loan Trust, Class A, Series 2014-4, 1.86%(US0001M+62bps), 3/25/83, Callable 1/25/33 @ 100	457,478
891,935	Navient Student Loan Trust, Class A, Series 2016-1A, 1.94%(US0001M+70bps), 2/25/70, Callable 7/25/33 @ 100(a)	884,372
965,000	Navient Student Loan Trust, Class A3, Series 2016-2, 2.74%(US0001M+150bps), 6/25/65, Callable 9/25/29 @ 100(a)	1,000,906
950,000	Navient Student Loan Trust, Class A3, Series 2017-3A, 2.29%(US0001M+105bps), 7/26/66(a)	962,055
1,389,333	Nelnet Student Loan Trust, Class A2, Series 2015-2A, 1.84%(US0001M+60bps), 9/25/47, Callable 9/25/32 @ 100(a)	1,372,914
2,615,000	SLC Student Loan Trust, Class 2A3, Series 2006-1, 1.48%(US0003M+16bps), 3/15/55, Callable 3/15/30 @ 100	2,443,919
1,436,159	SLC Student Loan Trust, Class 2A3, Series 2008-1, 2.92%(US0003M+160bps), 12/15/32, Callable 3/15/27 @ 100	1,472,814
812,180	SLM Student Loan Trust, Class 2A3, Series 2003-7, 1.89%(US0003M+57bps), 9/15/39, Callable 12/15/28 @ 100	763,448
746,543	SLM Student Loan Trust, Class A3, Series 2003-10A, 1.79%(LIBOR03M+55bps), 12/15/27(a)	748,417
940,000	SLM Student Loan Trust, Class A6A, Series 2004-3A, 1.86%(US0003M+55bps), 10/25/64, Callable 10/25/28 @ 100(a)	920,002
176,847	SLM Student Loan Trust, Class 2A3, Series 2007-1, 1.53%(US0003M+22bps), 1/27/42, Callable 4/25/32 @ 100	161,564

Principal Amount		Fair Value
Asset Backed Securities, continued
$ 735,726	SLM Student Loan Trust, Class A4, Series 2007-6, 1.69%(US0003M+38bps), 10/25/24, Callable 10/25/33 @ 100	$736,456
1,220,000	SLM Student Loan Trust, Class 2A3, Series 2008-5, 3.16%(US0003M+185bps), 7/25/29, Callable 1/25/24 @ 100	1,218,545
240,000	SLM Student Loan Trust, Class 2A3, Series 2008-9, 3.56%(US0003M+225bps), 10/25/83, Callable 10/25/23 @ 100	245,146
1,579,717	SLM Student Loan Trust, Class A, Series 2009-3, 1.99%(US0001M+75bps), 1/25/45, Callable 8/25/33 @ 100(a)	1,571,787
1,970,000	Wachovia Student Loan Trust, Class 2A3, Series 2006-1, 1.48%(US0003M+17bps), 4/25/40, Callable 1/25/27 @ 100(a)	1,868,259

Total Asset Backed Securities (Cost $19,583,475)		19,737,775

Collateralized Mortgage Obligations (9.5%):
70,635	7 WTC Depositor LLC Trust, Class A, Series 2012-7WTC, 4.08%, 3/13/31(a)	71,143
1,664,391	America Home Mortgage Investment Trust, Class 6A, Series 2005-1, 3.46%(US0006M+200bps), 6/25/45, Callable 10/25/17 @ 100	1,685,040
1,043,222	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 1.70%(US0001M+46bps), 7/25/35, Callable 10/25/17 @ 100	1,046,000
653,564	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 1.96%(US0001M+72bps), 4/25/35, Callable 10/25/17 @ 100	654,962
210,000	Babson CLO, Ltd., Class A, Series 2015-IA, 2.74%(US0003M+143bps), 4/20/27, Callable 10/20/17 @ 100(a)	210,344
360,000	Banc of America Merrill Lynch Large Loan, Class A, Series 2014-520M, 4.33%, 8/15/46(a)(b)	385,265
759,974	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 3.72%, 7/25/35, Callable 10/25/17 @ 100(b)	720,108
340,000	Barclays Commercial Mortgages Securities, Class A2, Series 2013-TYSNC, 3.76%, 9/5/32(a)	354,870
373,357	Citigroup Mortgage Loan Trust, Inc., Class 2A3, Series 2006-WFH3, 1.48%(US0001M+24bps), 10/25/36, Callable 7/25/19 @ 100	373,067
1,484,497	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 3.35%, 4/25/37, Callable 6/25/30 @ 100(b)	1,388,815
390,000	Commercial Mortgage Trust, Class A, Series 2014-277P, 3.73%, 8/10/49(a)(b)	407,376

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 360,000	Commercial Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 8/10/30(a)	$389,053
365,000	Commercial Mortgage Trust, Class A, Series 2016-787S, 3.54%, 2/10/36(a)(b)	375,821
1,211,301	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 4.28%, 2/25/37, Callable 1/25/23 @ 100(b)	873,290
860,000	Federal Home Loan Mortgage Corp., Class A3, Series K151, 3.51%, 4/25/30	896,402
1,570,514	Federal National Mortgage Association, Class A3, Series 2015-M2, 3.15%, 12/25/24(b)	1,615,950
951,541	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FF8, 1.73%(US0001M+49bps), 9/25/35, Callable 10/25/17 @ 100	955,385
1,325,128	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AA12, 3.10%, 2/25/36, Callable 5/25/19 @ 100(b)	1,088,047
678,132	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 3.29%, 8/25/35, Callable 10/25/17 @ 100(b)	588,329
1,454,342	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 3.22%, 3/25/36, Callable 12/25/19 @ 100(b)	1,333,427
1,279,064	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 3.17%, 4/25/36, Callable 12/25/19 @ 100(b)	1,172,921
1,280,267	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 3.85%, 4/19/36, Callable 5/19/20 @ 100(b)	1,211,452
1,086,935	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 3.91%, 9/19/35, Callable 8/19/18 @ 100(b)	1,036,371
280,000	GRACE Mortgage Trust, Class A, Series 2014-GRCE, 3.37%, 6/10/28(a)	289,713
147,500	GS Mortgage Securities Trust, Class A, Series 2012-ALOH, 3.55%, 4/10/34(a)	153,834
365,000	Liberty Street Trust, Class A, Series 2016-225L, 3.60%, 2/10/36(a)	377,751
750,000	Magnetite IX, Ltd., Class A1R, Series 2014-9A, 2.31%(US0003M+100bps), 7/25/26, Callable 10/25/17 @ 100(a)	750,938
1,000,000	Magnetite XI, Ltd., Class A1R, Series 2014-11A, 2.42%(US0003M+112bps), 1/18/27, Callable 10/18/17 @ 100(a)	1,002,199

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 1,033,884	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 1.36%(US0001M+12bps), 7/25/37, Callable 8/25/23 @ 100	$696,343
172,327	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 6.01%, 6/12/50(b)	172,159
1,140,126	Morgan Stanley Capital I Trust, Class A3, Series 2011-C1, 4.70%, 9/15/47(a)	1,169,987
345,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/29(a)	357,018
1,209,358	Morgan Stanley Remic Trust, Class 3A, Series 2014-R8, 1.58%(12MTA+75bps), 6/26/47(a)	1,168,313
960,939	MortgageIT Trust, Class 2A3, Series 2005-2, 2.89%(US0001M+165bps), 5/25/35, Callable 10/25/17 @ 100	947,889
298,216	Newcastle Mortgage Securities Trust, Class A4, Series 2006-1, 1.52%(US0001M+28bps), 3/25/36, Callable 10/25/17 @ 100	298,167
35,374	Nissan Auto Receivables Owner Trust, Class A2A, Series 2015-C, 0.87%, 11/15/18, Callable 12/15/19 @ 100(b)	35,365
888,671	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 5.69%, 7/25/35, Callable 10/25/17 @ 100(b)	907,135
385,000	RBSCF Trust, Class A, Series 2013-GSP, 3.96%, 1/13/32(a)(b)	404,028
1,810,424	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 1.42%(US0001M+18bps), 12/25/36, Callable 5/25/19 @ 100	1,714,136
1,126,850	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 1.47%(US0001M+23bps), 4/25/45, Callable 10/25/17 @ 100	1,105,253
1,274,713	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 1.53%(US0001M+29bps), 7/25/45, Callable 10/25/17 @ 100	1,255,280
1,188,221	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 3.06%, 3/25/35, Callable 12/25/19 @ 100(b)	1,202,791
931,333	Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2006-AR2, 3.18%, 3/25/36, Callable 11/25/18 @ 100(b)	941,206

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 966,037	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 3.75%, 9/25/36, Callable 10/25/17 @ 100(b)	$965,093

Total Collateralized Mortgage Obligations (Cost $33,962,342)		34,748,036

Corporate Bonds (24.9%):
Aerospace & Defense (0.3%):
960,000	United Technologies Corp., 1.78%, 5/4/18	960,458

Airlines (0.7%):
1,366,808	Continental Airlines 2009-2, Series A, 7.25%, 11/10/19	1,501,781
233,283	U.S. Airways 2001-1G PTT, Class G, Series 2001, 7.08%, 9/20/22	249,029
857,704	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	962,773

		2,713,583

Auto Components (0.0%):
66,000	Goodyear Tire & Rubber Co., 4.88%, 3/15/27, Callable 12/15/26 @ 100	67,946

Automobiles (0.1%):
400,000	General Motors Co., 3.50%, 10/2/18	406,495

Banks (6.2%):
1,415,000	Bank of America Corp., 5.65%, 5/1/18, MTN	1,447,309
670,000	Bank of America Corp., Series G, 2.37%(US0003M+66bps), 7/21/21, Callable 7/21/20 @ 100	670,050
735,000	Bank of America Corp., 3.09%(US0003M+109bps), 10/1/25, Callable 10/1/24 @ 100	734,108
350,000	Bank of America Corp., 3.70%(US0003M+151bps), 4/24/28, Callable 4/24/27 @ 100	355,521
685,000	Bank of America Corp., Series G, 3.59%(US0003M+137bps), 7/21/28, Callable 7/21/27 @ 100	691,650
2,000,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	2,037,257
2,000,000	Citigroup, Inc., 2.02%(US0003M+70bps), 11/24/17	2,001,740
1,190,000	Citigroup, Inc., 1.75%, 5/1/18	1,190,354
500,000	Citigroup, Inc., 2.55%, 4/8/19	504,305
500,000	Citigroup, Inc., 2.50%, 7/29/19	504,187
700,000	Citigroup, Inc., 3.89%(US0003M+156bps), 1/10/28, Callable 1/10/27 @ 100	718,614
2,265,000	JPMorgan Chase & Co., 6.00%, 1/15/18	2,293,826
960,000	JPMorgan Chase & Co., 3.22%(US0003M+116bps), 3/1/25, Callable 3/1/24 @ 100	975,430
750,000	JPMorgan Chase & Co., 3.54%(US0003M+138bps), 5/1/28, Callable 5/1/27 @ 100	756,834
2,485,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	2,556,528
3,510,000	Wachovia Corp., 5.75%, 2/1/18	3,558,485
265,000	Wells Fargo & Co., 3.55%, 9/29/25, MTN	271,573
1,560,000	Wells Fargo & Co., 3.00%, 4/22/26	1,532,300

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 350,000	Wells Fargo Bank NA, 2.15%, 12/6/19	$351,847

		23,151,918

Beverages (0.4%):
389,000	Anheuser-Busch InBev NV, 3.65%, 2/1/26, Callable 11/1/25 @ 100	402,425
615,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	694,684
278,000	DS Services Holdings, Inc., 10.00%, 9/1/21, Callable 11/6/17 @ 105(a)	293,985

		1,391,094

Biotechnology (0.7%):
300,000	AbbVie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100	327,040
300,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	317,606
500,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100	542,284
660,000	Celgene Corp., 5.00%, 8/15/45, Callable 2/15/45 @ 100	746,117
500,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	559,877
200,000	Gilead Sciences, Inc., 4.15%, 3/1/47, Callable 9/1/46 @ 100	204,885

		2,697,809

Capital Markets (3.0%):
1,900,000	Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	1,924,088
1,000,000	Goldman Sachs Group, Inc. (The), 2.38%, 1/22/18	1,002,353
1,315,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	1,343,732
570,000	Goldman Sachs Group, Inc. (The), Series G, 7.50%, 2/15/19	612,185
400,000	Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24, Callable 4/8/24 @ 100	416,195
550,000	Goldman Sachs Group, Inc. (The), 3.27%(US0003M), 9/29/25, Callable 9/29/24 @ 100	550,717
2,000,000	Morgan Stanley, 6.63%, 4/1/18, MTN	2,048,879
780,000	Morgan Stanley, Series G, 7.30%, 5/13/19	844,339
1,200,000	Morgan Stanley, 2.11%(US0003M+80bps), 2/14/20, Callable 2/14/19 @ 100	1,206,107
500,000	Morgan Stanley, 5.50%, 7/24/20	543,155
400,000	Morgan Stanley, 2.24%(US0003M+93bps), 7/22/22, Callable 7/22/21 @ 100	401,516

		10,893,266

Chemicals (0.1%):
180,000	Axalta Coating Systems, 4.88%, 8/15/24, Callable 8/15/19 @ 103.66(a)	187,650
170,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28(a)	173,188

		360,838

Commercial Services & Supplies (0.3%):
200,000	Clean Harbors, Inc., 5.13%, 6/1/21, Callable 11/6/17 @ 102.56	203,186

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$ 750,000	Republic Services, Inc., 3.80%, 5/15/18	$759,423

		962,609

Consumer Finance (0.8%):
1,000,000	Discover Bank, 2.00%, 2/21/18	1,001,491
500,000	Discover Bank, 2.60%, 11/13/18, Callable 10/12/18 @ 100	503,253
400,000	Ford Motor Credit Co. LLC, 2.15%, 1/9/18	400,500
500,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	503,230
600,000	General Motors Financial Co., Inc., 3.10%, 1/15/19, Callable 7/15/18 @ 100	608,464

		3,016,938

Containers & Packaging (0.3%):
600,000	Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100(a)	595,453
350,000	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 11/6/17 @ 101.44	356,143

		951,596

Diversified Financial Services (0.1%):
400,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	435,764

Diversified Telecommunication Services (1.2%):
500,000	AT&T, Inc., 3.80%, 3/15/22	520,834
835,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	803,012
500,000	AT&T, Inc., 5.45%, 3/1/47, Callable 9/1/46 @ 100	528,905
430,000	AT&T, Inc., 4.50%, 3/9/48, Callable 9/9/47 @ 100	396,650
550,000	Verizon Communications, Inc., 4.50%, 8/10/33	563,525
700,000	Verizon Communications, Inc., 3.85%, 11/1/42, Callable 5/1/42 @ 100	620,018
800,000	Verizon Communications, Inc., 4.86%, 8/21/46	810,932

		4,243,876

Electric Utilities (2.1%):
280,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(a)	316,128
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	607,939
400,000	Cleco Power LLC, 6.00%, 12/1/40	492,060
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	1,066,613
936,000	Duquesne Light Holdings, Inc., 6.40%, 9/15/20(a)	1,040,086
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	896,128
300,000	Midamerican Energy Co., 4.25%, 5/1/46, Callable 11/1/45 @ 100	321,327
1,500,000	Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22, Callable 3/1/22 @ 100	1,599,111
700,000	Public Service Oklahoma, 4.40%, 2/1/21	743,122

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$ 500,000	West Penn Power Co., 5.95%, 12/15/17(a)	$503,951

		7,586,465

Equity Real Estate Investment Trusts (2.5%):
500,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/28, Callable 10/15/27 @ 100	509,242
400,000	Crown Castle International Corp., 3.20%, 9/1/24, Callable 7/1/24 @ 100	398,101
66,000	Equinix, Inc., 5.38%, 5/15/27, Callable 5/15/22 @ 102.69	71,693
575,000	HCP, Inc., 4.00%, 12/1/22, Callable 10/1/22 @ 100	605,465
875,000	HCP, Inc., 4.25%, 11/15/23, Callable 8/15/23 @ 100	928,626
400,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	410,609
750,000	Highwoods Realty LP, 7.50%, 4/15/18	772,233
183,000	SBA Communications Corp., 4.00%, 10/1/22, Callable 10/1/19 @ 102(a)	183,915
112,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 9/1/19 @ 103.66	115,220
1,150,000	SL Green Realty Corp., 5.00%, 8/15/18, Callable 6/15/18 @ 100	1,173,291
1,000,000	Ventas Realty LP, 2.00%, 2/15/18, Callable 1/15/18 @ 100	1,000,913
1,500,000	WEA Finance LLC, 2.70%, 9/17/19, Callable 8/17/19 @ 100(a)	1,513,233
1,440,000	Welltower, Inc., 3.75%, 3/15/23, Callable 12/15/22 @ 100	1,498,901

		9,181,442

Food & Staples Retailing (0.3%):
100,000	Cumberland Farms, Inc., 6.75%, 5/1/25, Callable 5/1/20 @ 105.06(a)	106,280
790,000	Walgreens Boots Alliance, Inc., 3.80%, 11/18/24, Callable 8/18/24 @ 100	817,336
300,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	318,734

		1,242,350

Food Products (0.3%):
81,000	Chobani LLC/Finance Corp., 7.50%, 4/15/25, Callable 4/15/20 @ 105.63(a)	88,290
795,000	Kraft Heinz Foods Co., 3.95%, 7/15/25, Callable 4/15/25 @ 100	818,820
92,000	Pilgrim’s Pride Corp., 5.75%, 3/15/25, Callable 3/15/20 @ 102.88(a)	94,990

		1,002,100

Health Care Equipment & Supplies (0.1%):
190,000	Hill-Rom Holdings, Inc., 5.75%, 9/1/23, Callable 9/1/18 @ 104.31(a)	200,450

Health Care Providers & Services (1.2%):
100,000	Aetna, Inc., 1.70%, 6/7/18	100,066
227,000	Centene Corp., 4.75%, 1/15/25, Callable 1/15/20 @ 103.56	235,513
500,000	Cigna Corp., 3.05%, 10/15/27, Callable 7/15/27 @ 100	493,128

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 77,000	DaVita Healthcare Partners, Inc., 5.00%, 5/1/25, Callable 5/1/20 @ 102.5	$75,964
31,000	DaVita HealthCare Partners, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56	31,078
1,000,000	Fresenius Medical Care US Finance II, Inc., 6.50%, 9/15/18(a)	1,042,481
650,000	HCA, Inc., 6.50%, 2/15/20	707,688
850,000	Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	855,567
141,000	Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100	145,315
26,000	Tenet Healthcare Corp., 4.50%, 4/1/21	26,512
131,000	Tenet Healthcare Corp., 4.63%, 7/15/24, Callable 7/15/20 @ 102.31(a)	129,816
107,000	WellCare Health Plans, 5.25%, 4/1/25, Callable 4/1/20 @ 103.94	112,618
500,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100	514,378

		4,470,124

Health Care Technology (0.0%):
100,000	Change Health/ Finance, Inc., 5.75%, 3/1/25, Callable 3/1/20 @ 102.88(a)	102,000

Hotels, Restaurants & Leisure (0.2%):
88,000	Aramark Services, Inc., 4.75%, 6/1/26, Callable 6/1/21 @ 102.38	92,655
377,000	Churchill Downs, Inc., 5.38%, 12/15/21, Callable 11/6/17 @ 104.03	388,781
100,000	MGM Growth / MGM Finance, 5.63%, 5/1/24, Callable 2/1/24 @ 100	108,358

		589,794

Household Products (0.1%):
160,000	Central Garden & Pet Co., 6.13%, 11/15/23, Callable 11/15/18 @ 104.59	170,400
100,000	Spectrum Brands, Inc., 5.75%, 7/15/25, Callable 7/15/20 @ 102.88	106,500

		276,900

Industrial Conglomerates (0.1%):
273,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	357,246

Insurance (0.9%):
1,600,000	Farmers Exchange Capital III, 5.45%(US0003M+345bps), 10/15/54, Callable 10/15/34 @ 100(a)	1,705,999
1,000,000	Protective Life Global, 1.87%(US0003M+55bps), 6/8/18(a)	1,003,203
605,000	Protective Life Global, 2.70%, 11/25/20(a)	610,353

		3,319,555

Internet & Direct Marketing Retail (0.2%):
555,000	Amazon.com, Inc., 3.15%, 8/22/27, Callable 5/22/27 @ 100(a)	558,963

Principal Amount		Fair Value
Corporate Bonds, continued
IT Services (0.0%):
$ 163,000	First Data Corp., 5.00%, 1/15/24, Callable 1/15/19 @ 102.5(a)	$169,243

Life Sciences Tools & Services (0.1%):
176,000	Quintiles Transnational, 4.88%, 5/15/23, Callable 5/15/18 @ 103.66(a)	183,040

Media (0.6%):
360,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03(a)	380,700
146,000	CCO Holdings LLC/Capital Corp., 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(a)	148,008
400,000	Charter Communications Operating LLC/Capital, 4.46%, 7/23/22, Callable 5/23/22 @ 100	423,211
500,000	Charter Communications Operating LLC/Capital, 6.48%, 10/23/45, Callable 4/23/45 @ 100	586,838
200,000	CSC Holdings LLC, 5.50%, 4/15/27, Callable 4/15/22 @ 102.75(a)	208,000
175,000	CSC Holdings, Inc., 8.63%, 2/15/19	189,656
200,000	Dish DBS Corp., 5.88%, 7/15/22	212,500

		2,148,913

Oil, Gas & Consumable Fuels (1.0%):
350,000	Anadarko Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100	333,107
100,000	Antero Resources Corp., 5.00%, 3/1/25, Callable 3/1/20 @ 103.75	101,500
300,000	Boardwalk Pipeline Partners LP, 4.95%, 12/15/24, Callable 9/15/24 @ 100	319,282
75,000	Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27, Callable 1/1/27 @ 100(a)	77,250
108,000	Diamondback Energy, Inc., 4.75%, 11/1/24, Callable 11/1/19 @ 103.56	110,160
700,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100	749,497
475,000	Noble Energy, Inc., 5.05%, 11/15/44, Callable 5/15/44 @ 100	490,252
37,000	QEP Resources, Inc., 5.38%, 10/1/22, Callable 7/1/22 @ 100	36,353
38,000	QEP Resources, Inc., 5.25%, 5/1/23, Callable 2/1/23 @ 100	36,955
430,000	Rockies Express Pipeline LLC, 6.85%, 7/15/18(a)	443,975
700,000	Williams Partners LP, 6.30%, 4/15/40	838,351

		3,536,682

Personal Products (0.0%):
180,000	First Quality Finance Co., 4.63%, 5/15/21, Callable 11/6/17 @ 102.31(a)	181,854

Road & Rail (0.1%):
215,000	Burlington North Santa Fe LLC, 4.15%, 4/1/45, Callable 10/1/44 @ 100	228,112

Software (0.2%):
50,000	CDK Global, Inc., 4.88%, 6/1/27, Callable 6/1/22 @ 102.44(a)	51,375

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Software, continued
$ 640,000	Microsoft Corp., 3.75%, 2/12/45, Callable 8/12/44 @ 100	$649,367

		700,742

Technology Hardware, Storage & Peripherals (0.3%):
920,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	1,042,355

Tobacco (0.2%):
735,000	BAT Capital Corp., 2.76%, 8/15/22, Callable 7/15/22 @ 100(a)	739,130

Trading Companies & Distributors (0.2%):
800,000	International Lease Finance Corp., 7.13%, 9/1/18(a)	837,637

Wireless Telecommunication Services (0.0%):
148,000	Sprint Communications, Inc., 9.00%, 11/15/18(a)	158,977

Total Corporate Bonds (Cost $89,723,003)		91,068,264

Yankee Dollars (2.1%):
Banks (0.5%):
1,100,000	HBOS plc, Series G, 6.75%, 5/21/18(a)	1,132,712
635,000	Santander UK Group Holdings plc, 2.88%, 10/16/20	643,879

		1,776,591

Biotechnology (0.2%):
600,000	Shire Acq INV Ireland DA, 1.90%, 9/23/19	598,814

Capital Markets (0.2%):
610,000	Credit Suisse GP Funding, 3.13%, 12/10/20	622,239

Diversified Telecommunication Services (0.1%):
110,000	Intelsat Jackson Holdings SA, 9.75%, 7/15/25, Callable 7/15/21 @ 104.88(a)	111,100
400,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/20 @ 102.63(a)	416,500

		527,600

Food & Staples Retailing (0.1%):
475,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100(a)	479,003

Hotels, Restaurants & Leisure (0.1%):
255,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13(a)	255,893

Industrial Conglomerates (0.5%):
1,441,000	GE Capital International Funding, 4.42%, 11/15/35	1,566,940
465,000	Siemens Financieringsmat, 1.70%, 9/15/21(a)	456,784

		2,023,724

Oil, Gas & Consumable Fuels (0.1%):
350,000	Shell International Finance BV, 4.38%, 5/11/45	375,292

Pharmaceuticals (0.2%):
250,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	259,627
350,000	VRX Escrow Corp., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94(a)	309,312

Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals, continued
$ 200,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(a)	$175,250

		744,189

Professional Services (0.0%):
121,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100(a)	130,378

Semiconductors & Semiconductor Equipment (0.1%):
200,000	NXP BV/NXP Funding LLC, 4.13%, 6/1/21(a)	209,250

Total Yankee Dollars (Cost $7,618,783)		7,742,973

Foreign Bond(2.8%):
Sovereign Bond (2.8%):
1,135,000,000	Japan Treasury Discount Bill, 10/16/17+(c)	10,088,396
Total Foreign Bond (Cost $10,297,200)		10,088,396

Municipal Bonds (1.5%):
California (0.6%):
615,000	The Regents of the University of California General Revenue Bonds, 6.27%, 5/15/31, Continuously Callable @ 100	650,221
700,000	Los Angeles Unified School District, GO, 5.76%, 7/1/29	858,669
800,000	California State, GO, 7.95%, 3/1/36, Continuously Callable @ 100	901,776

		2,410,666

New York (0.9%):
1,125,000	New York NY, Build America Bonds, GO, 5.05%, 10/1/24	1,265,332
775,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 3.28%, 8/1/29, Continuously Callable @ 100	771,823
750,000	New York City Municipal Finance Authority Water & Sewer System Revenue, 5.95%, 6/15/42	1,021,253

		3,058,408

Total Municipal Bonds (Cost $5,422,969)		5,469,074

U.S. Government Agency Mortgages (32.7%):
Federal Home Loan Mortgage Corporation (10.7%)
220,000	Class A, Series KF34, 1.59%(LIBOR01M+36bps), 8/25/24	220,276
688,761	3.00%, 3/1/31, Pool #G18592	708,387
1,931,020	2.50%, 12/1/31, Pool #G18622	1,946,394
2,118,069	3.50%, 4/1/44, Pool #G07848	2,204,482
3,039,467	3.50%, 4/1/45, Pool #G60023	3,163,681
2,871,733	4.00%, 12/1/45, Pool #G60344	3,058,517
1,065,195	4.00%, 3/1/46, Pool #G08699	1,121,910
971,753	3.50%, 3/1/46, Pool #G08698	1,003,034
2,315,362	4.00%, 5/1/46, Pool #G08707	2,438,640
2,788,490	3.00%, 6/1/46, Pool #G08710	2,801,515
2,797,468	3.50%, 6/1/46, Pool #G08711	2,887,518
2,628,999	3.50%, 8/1/46, Pool #G08716	2,713,625
1,373,200	3.00%, 8/1/46, Pool #G08715	1,379,614
368,505	3.00%, 9/1/46, Pool #G08721	370,226
746,453	3.50%, 9/1/46, Pool #G08722	770,481
1,834,667	3.00%, 10/1/46, Pool #G08726	1,842,952
1,977,506	3.00%, 11/1/46, Pool #G08732	1,986,130
2,238,459	3.00%, 1/1/47, Pool #G08741	2,248,220
592,550	3.50%, 4/1/47, Pool #G67703	615,193
4,360,000	3.50%, 10/15/47, TBA	4,496,763

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 1,190,512	Class HZ, Series 4639, 1.75%, 4/15/53	$1,104,122

		39,081,680

Federal National Mortgage Association (14.3%)
1,676,260	3.42%, 10/1/20, Pool #FN0009	1,732,396
953,862	3.43%, 10/1/20, Pool #466386	990,392
1,347,902	3.67%, 10/1/20, Pool #AE0918	1,406,641
2,224,740	3.76%, 12/1/20, Pool #FN0001	2,324,416
976,182	3.94%, 1/1/21, Pool #466969	1,029,622
1,245,000	3.06%, 5/1/22, Pool #471258	1,288,863
761,687	2.51%, 8/1/26, Pool #AN2270	749,015
935,308	3.00%, 2/1/27, Pool #MA2915	962,956
1,372,262	2.97%, 5/1/27, Pool #AL6829	1,386,171
780,000	2.49%, 9/1/28, Pool #AN2840	750,526
794,670	3.13%, 4/1/29, Pool # AN5049	811,033
794,670	3.13%, 4/1/29, Pool # AN5048	811,033
707,494	3.53%, 12/1/30, Pool #AN0475	741,021
725,000	3.17%, 5/1/31, Pool #AN6553	732,243
1,213,889	3.50%, 1/1/32, Pool #AB4262	1,268,403
1,825,000	3.00%, 10/25/32, TBA	1,875,188
743,611	3.00%, 10/1/33, Pool #MA1676	762,979
1,567,438	3.50%, 4/1/43, Pool #MA1404	1,623,772
1,113,184	4.50%, 2/1/46, Pool #AL9106	1,196,571
1,172,185	4.00%, 6/1/47, Pool #MA3027	1,234,768
1,109,043	4.00%, 6/1/47, Pool #AS9830	1,168,255
961,544	4.00%, 7/1/47, Pool #AS9972	1,012,880
1,163,986	4.00%, 8/1/47, Pool #MA3088	1,226,132
12,635,000	4.50%, 9/1/47, Pool #BM1765	13,590,963
5,195,000	3.50%, 10/25/47, TBA	5,355,516
3,720,000	4.00%, 10/25/47, TBA	3,916,753
2,085,000	3.00%, 10/25/47, TBA	2,091,841

		52,040,349

Government National Mortgage Association (7.7%)
1,208,135	3.50%, 3/20/46, Pool #MA3521	1,257,618
1,249,578	3.50%, 4/20/46, Pool #MA3597	1,300,662
1,498,757	3.50%, 5/20/46, Pool #MA3663	1,559,913
501,910	3.50%, 9/20/46, Pool #MA3937	522,359
2,530,564	3.00%, 12/20/46, Pool #MA4126	2,568,704
2,039,200	3.50%, 1/20/47, Pool #MA4196	2,122,279
446,029	3.50%, 6/20/47, Pool #MA4510	464,201
3,520,000	3.50%, 10/20/47, TBA	3,658,600
1,780,000	3.00%, 10/20/47, TBA	1,804,753
1,740,000	4.00%, 10/20/47, TBA	1,832,369
10,425,000	4.50%, 11/20/47	11,094,479

		28,185,937

Total U.S. Government Agency Mortgages (Cost $119,859,884)		119,307,966

U.S. Treasury Obligations (30.7%):
U.S. Treasury Bills (0.0%)
183,000	1.11%, 3/1/18(c)	182,144

U.S. Treasury Bonds (4.1%)
15,325,000	2.75%, 8/15/47	14,992,160

U.S. Treasury Inflation Index Bonds (1.6%)
2,070,000	0.13%, 4/15/18	2,192,883
3,628,000	0.88%, 2/15/47	3,625,540

		5,818,423

U.S. Treasury Inflation Index Notes (2.7%)
1,575,000	1.38%, 7/15/18	1,816,744
1,750,000	0.13%, 4/15/21	1,813,083
910,000	0.13%, 4/15/22	915,889
2,610,000	0.13%, 7/15/26	2,591,815
2,720,000	0.38%, 7/15/27	2,695,797

		9,833,328

Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (22.3%)
$ 3,475,000	1.38%, 7/31/19	$3,469,435
5,285,000	1.25%, 8/31/19	5,262,497
2,015,000	1.38%, 9/30/19	2,010,828
3,550,000	1.88%, 5/31/22	3,547,365
31,900,000	1.63%, 8/31/22	31,461,376
27,415,000	1.88%, 9/30/22	27,348,604
8,480,000	2.25%, 8/15/27	8,422,362

		81,522,467

Total U.S. Treasury Obligations (Cost $113,057,293)		112,348,522

Securities Held as Collateral for Securities on Loan (0.0%):
182,160	AZL MetWest Total Return Bond Fund Securities Lending Collateral Account(d)	182,160

Total Securities Held as Collateral for Securities on Loan (Cost $182,160)		182,160

Shares		Fair Value
Unaffiliated Investment Company (8.4%):
30,862,472	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(c)	30,862,472

Total Unaffiliated Investment Company (Cost $30,862,472)		30,862,472

Total Investment Securities (Cost $430,569,581) - 118.0%		431,555,638
Net other assets (liabilities) - (18.0)%		(65,957,762)

Net Assets - 100.0%		$365,597,876

Percentages indicated are based on net assets as of September 30, 2017.

12MTA	-	12 Month Treasury Average
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIBOR01M	-	1 Month US Dollar LIBOR
LIBOR03M	-	3 Month US Dollar LIBOR
MTN	-	Medium Term Note
REMIC	-	Real Estate Mortgage Investment Conduit
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
US0006M	-	6 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $173,498.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2017.
(c)	The rate represents the effective yield at September 30, 2017.

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Futures Contracts

At September 30, 2017, the Fund’s futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Euro-Bobl Futures (U.S. Dollar)	12/7/17	(26)	(4,030,727)	$14,228

				$14,228

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note December Futures (U.S. Dollar)	12/29/17	176	37,963,750	$(85,251)

				$(85,251)

Total Net Futures Contracts				$(71,023)

Forward Currency Contracts

At September 30, 2017, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Dollar	10,311,292	Japanese Yen	1,135,000,000	Goldman Sachs	10/16/17	$10,096,321	$214,971

	10,311,292		1,135,000,000			$10,096,321	$214,971

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (98.1%):
Aerospace & Defense (1.9%):
30,190	Curtiss-Wright Corp.	$3,156,063
18,085	Esterline Technologies Corp.*	1,630,363
31,059	Huntington Ingalls Industries, Inc.	7,032,999
35,305	KLX, Inc.*	1,868,694
39,437	Orbital ATK, Inc.	5,251,431
24,168	Teledyne Technologies, Inc.*	3,847,062

		22,786,612

Airlines (0.4%):
225,347	JetBlue Airways Corp.*^	4,175,680

Auto Components (0.7%):
35,911	Cooper Tire & Rubber Co.^	1,343,071
99,255	Dana Holding Corp.	2,775,170
195,507	Gentex Corp.	3,871,039

		7,989,280

Automobiles (0.4%):
33,516	Thor Industries, Inc.	4,220,000

Banks (8.4%):
103,517	Associated Banc-Corp.	2,510,287
58,116	BancorpSouth, Inc.	1,862,618
29,176	Bank of Hawaii Corp.^	2,432,111
83,058	Bank of the Ozarks, Inc.^	3,990,937
51,943	Cathay General Bancorp	2,088,109
48,662	Chemical Financial Corp.	2,543,076
61,165	Commerce Bancshares, Inc.^	3,533,502
39,979	Cullen/Frost Bankers, Inc.^	3,794,807
98,825	East West Bancorp, Inc.	5,907,758
221,084	F.N.B. Corp.^	3,101,809
160,153	First Horizon National Corp.^	3,066,930
119,657	Fulton Financial Corp.^	2,243,569
57,963	Hancock Holding Co.	2,808,307
107,886	Home Bancshares, Inc.^	2,720,885
37,048	International Bancshares Corp.	1,485,625
57,341	MB Financial, Inc.	2,581,492
82,111	PacWest Bancorp	4,147,427
50,454	Pinnacle Financial Partners, Inc.	3,377,895
47,530	Prosperity Bancshares, Inc.^	3,124,147
37,602	Signature Bank*	4,814,559
152,978	Sterling Bancorp	3,770,908
36,041	SVB Financial Group*	6,742,910
83,106	Synovus Financial Corp.	3,827,862
117,482	TCF Financial Corp.	2,001,893
33,926	Texas Capital Bancshares, Inc.*	2,910,851
46,334	Trustmark Corp.^	1,534,582
30,191	UMB Financial Corp.^	2,248,928
150,635	Umpqua Holdings Corp.	2,938,889
71,793	United Bankshares, Inc.^	2,667,110
180,554	Valley National Bancorp^	2,175,676
62,986	Webster Financial Corp.^	3,309,914
38,225	Wintrust Financial Corp.	2,993,400

		99,258,773

Beverages (0.1%):
6,148	Boston Beer Co., Inc. (The), Class A*^	960,318

Biotechnology (0.7%):
74,046	Bioverativ, Inc.*	4,225,805
29,774	United Therapeutics Corp.*	3,489,215

		7,715,020

Building Products (0.4%):
26,011	Lennox International, Inc.^	4,655,189

Capital Markets (3.2%):
78,806	Eaton Vance Corp.	3,890,652
26,854	FactSet Research Systems, Inc.^	4,836,674
61,530	Federated Investors, Inc., Class B^	1,827,441
123,485	Janus Henderson Group plc^	4,302,217

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
59,271	Legg Mason, Inc.	$2,329,943
25,763	MarketAxess Holdings, Inc.	4,753,531
61,599	MSCI, Inc., Class A	7,200,924
89,623	SEI Investments Co.	5,472,380
46,877	Stifel Financial Corp.	2,506,044

		37,119,806

Chemicals (3.0%):
42,740	Ashland Global Holdings, Inc.	2,794,769
42,634	Cabot Corp.	2,378,977
126,554	Chemours Co. (The)	6,404,897
24,003	Minerals Technologies, Inc.	1,695,812
6,324	NewMarket Corp.	2,692,443
113,954	Olin Corp.	3,902,925
56,130	PolyOne Corp.	2,246,884
91,347	RPM International, Inc.	4,689,755
28,045	Scotts Miracle-Gro Co. (The)^	2,729,900
30,004	Sensient Technologies Corp.	2,307,908
138,593	Valvoline, Inc.	3,250,006

		35,094,276

Commercial Services & Supplies (1.8%):
34,620	Brink’s Co. (The)	2,916,735
35,687	Clean Harbors, Inc.*	2,023,453
137,289	Copart, Inc.*	4,718,624
33,290	Deluxe Corp.^	2,428,838
41,012	Herman Miller, Inc.	1,472,331
30,258	HNI Corp.	1,254,799
23,297	MSA Safety, Inc.	1,852,344
127,979	Pitney Bowes, Inc.	1,792,986
65,731	Rollins, Inc.^	3,032,828

		21,492,938

Communications Equipment (1.4%):
120,734	ARRIS International plc*	3,439,711
282,996	Brocade Communications Systems, Inc.	3,381,802
96,968	Ciena Corp.*^	2,130,387
23,885	InterDigital, Inc.	1,761,519
61,243	NetScout Systems, Inc.*^	1,981,211
23,155	Plantronics, Inc.	1,023,914
36,902	ViaSat, Inc.*^	2,373,537

		16,092,081

Construction & Engineering (1.2%):
107,298	Aecom Technology Corp.*	3,949,640
21,258	Dycom Industries, Inc.*^	1,825,637
40,478	Emcor Group, Inc.	2,808,364
27,251	Granite Construction, Inc.^	1,579,195
96,207	KBR, Inc.^	1,720,181
15,452	Valmont Industries, Inc.	2,442,961

		14,325,978

Construction Materials (0.3%):
33,246	Eagle Materials, Inc., Class A	3,547,348

Consumer Finance (0.3%):
295,859	SLM Corp.*	3,393,503

Containers & Packaging (1.3%):
42,934	AptarGroup, Inc.	3,705,633
62,188	Bemis Co., Inc.	2,833,907
17,736	Greif, Inc., Class A	1,038,265
111,555	Owens-Illinois, Inc.*	2,806,724
50,681	Silgan Holdings, Inc.^	1,491,542
68,246	Sonoco Products Co.	3,443,011

		15,319,082

Distributors (0.3%):
28,268	Pool Corp.	3,057,750

Diversified Consumer Services (0.8%):
42,566	Adtalem Global Education, Inc.^	1,525,991

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
3,172	Graham Holdings Co., Class B	$1,855,937
128,169	Service Corp. International^	4,421,831
25,663	Sotheby’s*^	1,183,321

		8,987,080

Diversified Telecommunication Services (0.1%):
54,001	Frontier Communications Corp.^	636,672

Electric Utilities (1.9%):
147,507	Great Plains Energy, Inc.	4,469,462
74,437	Hawaiian Electric Industries, Inc.	2,483,963
34,578	IDACORP, Inc.	3,040,444
136,595	OGE Energy Corp.	4,921,517
54,537	PNM Resources, Inc.	2,197,841
97,157	Westar Energy, Inc.	4,818,987

		21,932,214

Electrical Equipment (0.8%):
29,741	EnerSys	2,057,185
37,447	Hubbell, Inc.	4,344,601
30,552	Regal-Beloit Corp.^	2,413,608

		8,815,394

Electronic Equipment, Instruments & Components (5.0%):
60,369	Arrow Electronics, Inc.*	4,854,271
84,174	Avnet, Inc.	3,308,038
28,932	Belden, Inc.^	2,329,894
59,248	Cognex Corp.	6,533,869
16,862	Coherent, Inc.*	3,965,437
25,813	IPG Photonics Corp.*^	4,776,954
122,720	Jabil, Inc.	3,503,656
126,789	Keysight Technologies, Inc.*	5,282,030
61,339	Knowles Corp.*^	936,647
15,555	Littlelfuse, Inc.	3,046,913
73,190	National Instruments Corp.	3,086,422
19,974	SYNNEX Corp.	2,526,911
23,851	Tech Data Corp.*	2,119,161
173,244	Trimble Navigation, Ltd.*	6,799,828
76,494	VeriFone Systems, Inc.*^	1,551,298
92,209	Vishay Intertechnology, Inc.^	1,733,529
36,361	Zebra Technologies Corp., Class A*	3,948,077

		60,302,935

Energy Equipment & Services (1.4%):
30,171	Core Laboratories NV^	2,977,878
44,734	Diamond Offshore Drilling, Inc.*^	648,643
25,966	Dril-Quip, Inc.*	1,146,399
207,846	Ensco plc, Class A, ADR^	1,240,841
195,998	Nabors Industries, Ltd.^	1,581,704
67,359	Oceaneering International, Inc.^	1,769,521
145,929	Patterson-UTI Energy, Inc.^	3,055,753
77,713	Rowan Cos. plc, Class A*^	998,612
104,909	Superior Energy Services, Inc.*	1,120,428
267,563	Transocean, Ltd.*^	2,878,978

		17,418,757

Equity Real Estate Investment Trusts (8.9%):
93,314	American Campus Communities, Inc.	4,119,813
63,101	Camden Property Trust	5,770,585
80,833	Corecivic, Inc.	2,163,899
23,387	Coresite Realty Corp.^	2,617,005
68,044	Corporate Office Properties Trust	2,233,885
287,791	Cousins Properties, Inc.^	2,687,968
62,443	Cyrusone, Inc.	3,679,766
63,790	DCT Industrial Trust, Inc.	3,694,717
104,816	Douglas Emmett, Inc.	4,131,847
50,290	Education Realty Trust, Inc.^	1,806,920
43,834	EPR Properties	3,056,983

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
82,091	First Industrial Realty Trust, Inc.	$2,470,118
84,976	Geo Group, Inc. (The)	2,285,854
84,674	Healthcare Realty Trust, Inc.	2,738,357
70,612	Highwoods Properties, Inc.	3,678,179
112,153	Hospitality Properties Trust	3,195,239
63,870	JBG SMITH Properties*	2,184,993
67,334	Kilroy Realty Corp.	4,788,794
57,191	Lamar Advertising Co., Class A^	3,919,299
77,824	LaSalle Hotel Properties^	2,258,452
100,763	Liberty Property Trust	4,137,329
31,946	Life Storage, Inc.^	2,613,502
61,453	Mack-Cali Realty Corp.	1,457,051
249,823	Medical Properties Trust, Inc.^	3,280,176
102,074	National Retail Properties, Inc.^	4,252,403
135,072	Omega Healthcare Investors, Inc.^	4,310,148
27,776	Potlatch Corp.	1,416,576
64,162	Quality Care Properties*	994,511
88,167	Rayonier, Inc.	2,547,145
120,069	Sabra Health Care REIT, Inc.^	2,634,314
162,477	Senior Housing Properties Trust	3,176,425
64,950	Tanger Factory Outlet Centers, Inc.^	1,586,079
41,580	Taubman Centers, Inc.	2,066,526
112,804	Uniti Group, Inc.^	1,653,707
72,548	Urban Edge Properties^	1,749,858
127,500	Washington Prime Group, Inc.^	1,062,075
81,802	Weingarten Realty Investors	2,596,395

		105,016,893

Food & Staples Retailing (0.5%):
26,224	Casey’s General Stores, Inc.^	2,870,217
86,242	Sprouts Farmers Market, Inc.*	1,618,762
34,820	United Natural Foods, Inc.*^	1,448,164

		5,937,143

Food Products (2.5%):
62,185	Dean Foods Co.^	676,573
126,007	Flowers Foods, Inc.^	2,370,192
70,927	Hain Celestial Group, Inc.*^	2,918,646
49,136	Ingredion, Inc.	5,927,767
99,979	Lamb Weston Holding, Inc.	4,688,015
13,337	Lancaster Colony Corp.	1,602,040
45,375	Post Holdings, Inc.*^	4,005,251
13,667	Sanderson Farms, Inc.^	2,207,494
58,348	Snyders-Lance, Inc.^	2,225,393
13,302	Tootsie Roll Industries, Inc.^	505,476
39,116	TreeHouse Foods, Inc.*^	2,649,327

		29,776,174

Gas Utilities (2.2%):
72,591	Atmos Energy Corp.	6,086,029
58,533	National Fuel Gas Co.^	3,313,553
59,192	New Jersey Resources Corp.	2,494,943
35,751	ONE Gas, Inc.	2,632,704
32,593	Southwest Gas Corp.	2,529,869
118,586	UGI Corp.	5,556,940
35,077	WGL Holdings, Inc.^	2,953,483

		25,567,521

Health Care Equipment & Supplies (3.0%):
28,657	ABIOMED, Inc.*	4,831,570
49,386	Globus Medical, Inc., Class A*^	1,467,752
32,005	Halyard Health, Inc.*	1,441,185
45,062	Hill-Rom Holdings, Inc.	3,334,588
29,658	LivaNova plc*	2,077,839
32,727	Masimo Corp.*	2,832,849
34,813	NuVasive, Inc.*^	1,930,729
58,137	STERIS plc	5,139,311
30,805	Teleflex, Inc.	7,453,887

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
50,698	West Pharmaceutical Services, Inc.	$4,880,189

		35,389,899

Health Care Providers & Services (1.7%):
56,025	Acadia Healthcare Co., Inc.*^	2,675,754
67,698	HealthSouth Corp.	3,137,802
27,749	LifePoint Hospitals, Inc.*^	1,606,667
64,172	MEDNAX, Inc.*	2,767,097
30,138	Molina Healthcare, Inc.*^	2,072,289
42,142	Owens & Minor, Inc.^	1,230,546
53,532	Tenet Healthcare Corp.*^	879,531
30,526	WellCare Health Plans, Inc.*	5,242,535

		19,612,221

Health Care Technology (0.4%):
123,536	Allscripts Healthcare Solutions, Inc.*	1,757,917
40,116	Medidata Solutions, Inc.*^	3,131,455

		4,889,372

Hotels, Restaurants & Leisure (2.6%):
33,468	Brinker International, Inc.	1,066,290
10,602	Buffalo Wild Wings, Inc.*^	1,120,631
29,902	Cheesecake Factory, Inc. (The)^	1,259,472
8,889	Churchill Downs, Inc.	1,832,912
16,504	Cracker Barrel Old Country Store, Inc.^	2,502,336
33,006	Domino’s Pizza, Inc.^	6,553,342
61,724	Dunkin’ Brands Group, Inc.^	3,276,310
72,904	Ilg, Inc.	1,948,724
16,864	International Speedway Corp., Class A	607,104
20,212	Jack in the Box, Inc.	2,060,007
18,183	Papa John’s International, Inc.^	1,328,632
54,202	Six Flags Entertainment Corp.	3,303,070
44,698	Texas Roadhouse, Inc.^	2,196,460
124,891	Wendy’s Co. (The)^	1,939,557

		30,994,847

Household Durables (1.9%):
52,011	CalAtlantic Group, Inc.^	1,905,163
18,700	Helen of Troy, Ltd.*	1,812,030
57,454	KB Home^	1,385,790
2,382	NVR, Inc.*	6,800,610
31,380	Tempur Sealy International, Inc.*	2,024,638
104,144	Toll Brothers, Inc.	4,318,852
103,513	TRI Pointe Homes, Inc.*^	1,429,515
34,920	Tupperware Brands Corp.	2,158,754

		21,835,352

Household Products (0.2%):
42,586	Energizer Holdings, Inc.^	1,961,085

Industrial Conglomerates (0.4%):
43,209	Carlisle Cos., Inc.	4,333,431

Insurance (4.1%):
9,444	Alleghany Corp.*	5,232,070
47,035	American Financial Group, Inc.	4,865,771
40,933	Aspen Insurance Holdings, Ltd.	1,653,693
79,532	Brown & Brown, Inc.	3,832,647
115,609	CNO Financial Group, Inc.	2,698,314
75,732	First American Financial Corp.	3,784,328
329,921	Genworth Financial, Inc., Class A*	1,270,196
29,028	Hanover Insurance Group, Inc. (The)	2,813,684
33,417	Kemper Corp.	1,771,101
25,034	Mercury General Corp.^	1,419,177
167,926	Old Republic International Corp.	3,306,463
30,654	Primerica, Inc.^	2,499,834
44,066	Reinsurance Group of America, Inc.	6,148,529
11,228	RenaissanceRe Holdings, Ltd.	1,517,352

Shares		Fair Value
Common Stocks, continued
Insurance, continued
65,588	W.R. Berkley Corp.	$4,377,343

		47,190,502

Internet & Direct Marketing Retail (0.1%):
22,089	HSN, Inc.^	862,575

Internet Software & Services (0.7%):
49,091	Cars.com, Inc.*^	1,306,312
33,111	j2 Global, Inc.^	2,446,241
36,067	LogMeIn, Inc.	3,969,173

		7,721,726

IT Services (3.3%):
54,633	Acxiom Corp.*	1,346,157
79,714	Broadridge Financial Solutions, Inc.	6,442,486
63,955	Convergys Corp.^	1,655,795
57,894	CoreLogic, Inc.*	2,675,861
41,458	DST Systems, Inc.	2,275,215
52,967	Jack Henry & Associates, Inc.^	5,444,478
97,220	Leidos Holdings, Inc.	5,757,368
44,370	Maximus, Inc.	2,861,865
142,658	Sabre Corp.^	2,582,110
29,954	Science Applications International Corp.	2,002,425
86,299	Teradata Corp.*^	2,916,043
27,292	WEX, Inc.*	3,062,708

		39,022,511

Leisure Products (0.6%):
60,761	Brunswick Corp.	3,400,793
39,835	Polaris Industries, Inc.^	4,167,936

		7,568,729

Life Sciences Tools & Services (1.3%):
13,757	Bio-Rad Laboratories, Inc., Class A*	3,057,081
25,556	Bio-Techne Corp.	3,089,465
32,606	Charles River Laboratories International, Inc.*	3,522,099
38,515	INC Research Holdings, Inc., Class A*	2,014,335
34,962	PAREXEL International Corp.*	3,079,453

		14,762,433

Machinery (4.9%):
45,158	AGCO Corp.	3,331,306
34,651	Crane Co.	2,771,733
89,661	Donaldson Co., Inc.	4,119,026
38,301	Graco, Inc.^	4,737,451
52,305	IDEX Corp.	6,353,487
60,307	ITT, Inc.	2,669,791
55,179	Kennametal, Inc.	2,225,921
42,375	Lincoln Electric Holdings, Inc.	3,884,940
34,758	Nordson Corp.	4,118,823
51,231	OshKosh Corp.	4,228,607
58,178	Terex Corp.^	2,619,174
46,854	Timken Co.	2,274,762
73,875	Toro Co.^	4,584,683
103,512	Trinity Industries, Inc.^	3,302,033
58,512	Wabtec Corp.^	4,432,284
37,746	Woodward, Inc.	2,929,467

		58,583,488

Marine (0.2%):
37,075	Kirby Corp.*^	2,445,096

Media (1.5%):
35,688	AMC Networks, Inc., Class A*^	2,086,677
3,218	Cable One, Inc.	2,323,782
72,682	Cinemark Holdings, Inc.^	2,631,815
30,622	John Wiley & Sons, Inc., Class A	1,638,277
91,737	Live Nation, Inc.*^	3,995,147
27,001	Meredith Corp.^	1,498,556

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
86,177	New York Times Co. (The), Class A^	$1,689,069
147,440	Tegna, Inc.^	1,965,375

		17,828,698

Metals & Mining (2.1%):
74,473	Allegheny Technologies, Inc.*^	1,779,905
31,982	Carpenter Technology Corp.^	1,536,095
79,343	Commercial Metals Co.	1,509,897
23,243	Compass Minerals International, Inc.^	1,508,471
49,906	Reliance Steel & Aluminum Co.	3,801,340
44,773	Royal Gold, Inc.^	3,852,269
164,180	Steel Dynamics, Inc.	5,659,284
119,604	United States Steel Corp.^	3,069,039
30,615	Worthington Industries, Inc.	1,408,290

		24,124,590

Multiline Retail (0.2%):
30,392	Big Lots, Inc.^	1,628,099
14,494	Dillard’s, Inc., Class A^	812,679

		2,440,778

Multi-Utilities (1.0%):
36,630	Black Hills Corp.^	2,522,708
133,725	MDU Resources Group, Inc.	3,470,164
33,217	NorthWestern Corp.	1,891,376
56,757	Vectren Corp.	3,732,908

		11,617,156

Oil, Gas & Consumable Fuels (2.5%):
137,510	Callon Petroleum Co.*^	1,545,612
142,096	CONSOL Energy, Inc.*^	2,407,106
66,482	Energen Corp.*	3,635,235
112,552	Gulfport Energy Corp.*^	1,613,996
121,370	HollyFrontier Corp.^	4,365,678
61,144	Matador Resources Co.*^	1,660,060
111,077	Murphy Oil Corp.^	2,950,205
75,206	PBF Energy, Inc., Class A^	2,076,438
165,280	QEP Resources, Inc.*	1,416,450
70,011	SM Energy Co.^	1,241,995
348,265	Southwestern Energy Co.*	2,127,899
46,950	World Fuel Services Corp.	1,592,075
272,127	WPX Energy, Inc.*	3,129,461

		29,762,210

Paper & Forest Products (0.4%):
42,988	Domtar Corp.	1,865,249
99,317	Louisiana-Pacific Corp.*	2,689,505

		4,554,754

Personal Products (0.5%):
302,388	Avon Products, Inc.*	704,564
39,017	Edgewell Personal Care Co.*^	2,839,267
34,125	Nu Skin Enterprises, Inc., Class A^	2,098,005

		5,641,836

Pharmaceuticals (1.0%):
64,193	Akorn, Inc.*	2,130,566
89,696	Catalent, Inc.*	3,580,664
137,456	Endo International plc*	1,177,311
66,573	Mallinckrodt plc*^	2,487,833
36,324	Prestige Brands Holdings, Inc.*^	1,819,469

		11,195,843

Professional Services (0.7%):
25,346	Dun & Bradstreet Corp.	2,950,528
45,711	Manpower, Inc.	5,385,670

		8,336,198

Real Estate Management & Development (0.5%):
31,774	Alexander & Baldwin, Inc.^	1,472,089

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
31,039	Jones Lang LaSalle, Inc.	$3,833,317

		5,305,406

Road & Rail (1.8%):
49,749	Avis Budget Group, Inc.*^	1,893,447
42,186	Genesee & Wyoming, Inc., Class A*	3,122,186
87,306	Knight-Swift Transportation Holdings, Inc.^	3,627,564
28,779	Landstar System, Inc.	2,867,827
46,822	Old Dominion Freight Line, Inc.	5,155,571
36,240	Ryder System, Inc.	3,064,092
30,649	Werner Enterprises, Inc.^	1,120,221

		20,850,908

Semiconductors & Semiconductor Equipment (2.6%):
43,640	Cirrus Logic, Inc.*	2,326,885
67,083	Cree, Inc.*^	1,891,070
227,418	Cypress Semiconductor Corp.^	3,415,818
55,708	First Solar, Inc.*	2,555,883
91,275	Integrated Device Technology, Inc.*^	2,426,090
79,059	Microsemi Corp.*	4,069,957
26,042	Monolithic Power Systems, Inc.	2,774,775
29,102	Silicon Laboratories, Inc.*	2,325,250
23,143	Synaptics, Inc.*^	906,743
135,418	Teradyne, Inc.	5,049,736
74,513	Versum Materials, Inc.	2,892,595

		30,634,802

Software (3.5%):
81,038	ACI Worldwide, Inc.*^	1,846,046
32,873	Blackbaud, Inc.^	2,886,249
90,089	CDK Global, Inc.	5,683,715
28,954	CommVault Systems, Inc.*	1,760,403
20,951	Fair Isaac Corp.	2,943,616
103,388	Fortinet, Inc.*	3,705,426
47,363	Manhattan Associates, Inc.*^	1,968,880
79,074	PTC, Inc.*	4,450,285
72,940	Take-Two Interactive Software, Inc.*	7,456,655
23,729	Tyler Technologies, Inc.*	4,136,439
19,381	Ultimate Software Group, Inc. (The)*^	3,674,638

		40,512,352

Specialty Retail (1.8%):
42,571	Aaron’s, Inc.	1,857,373
115,322	American Eagle Outfitters, Inc.^	1,649,105
44,933	AutoNation, Inc.*^	2,132,520
98,760	Bed Bath & Beyond, Inc.^	2,317,897
57,903	Dick’s Sporting Goods, Inc.	1,563,960
69,633	GameStop Corp., Class A^	1,438,618
75,683	Michaels Cos., Inc. (The)*^	1,624,914
22,988	Murphy U.S.A., Inc.*^	1,586,172
355,392	Office Depot, Inc.	1,613,480
90,039	Sally Beauty Holdings, Inc.*^	1,762,964
55,750	Urban Outfitters, Inc.*^	1,332,425
54,594	Williams-Sonoma, Inc.^	2,722,056

		21,601,484

Technology Hardware, Storage & Peripherals (0.5%):
78,118	3D Systems Corp.*^	1,046,000
51,826	Diebold, Inc.^	1,184,224
83,204	NCR Corp.*	3,121,814

		5,352,038

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (0.6%):
32,798	Carter’s, Inc.^	$3,238,803
22,001	Deckers Outdoor Corp.*	1,505,088
91,720	Skechers U.S.A., Inc., Class A*	2,301,255

		7,045,146

Thrifts & Mortgage Finance (0.5%):
334,805	New York Community Bancorp, Inc.^	4,315,636
61,078	Washington Federal, Inc.	2,055,275

		6,370,911

Trading Companies & Distributors (0.7%):
26,628	GATX Corp.^	1,639,220
30,849	MSC Industrial Direct Co., Inc., Class A	2,331,259
73,644	NOW, Inc.*^	1,017,024
20,837	Watsco, Inc.^	3,356,215

		8,343,718

Water Utilities (0.3%):
121,732	Aqua America, Inc.^	4,040,285

Wireless Telecommunication Services (0.1%):
62,747	Telephone & Data Systems, Inc.	1,750,014

Total Common Stocks (Cost $940,030,978)		1,150,076,811

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (1.6%):
Internet & Direct Marketing Retail (1.0%):
$ 76,914	Airbnb, Inc., Series D, 0.00%(a)(b)	9,607,328
37,815	Flipkart, Series D, 0.00%(a)(b)	3,332,012

		12,939,340

Internet Software & Services (0.4%):
245,606	DropBox, Inc., 0.00%*(a)(b)	3,165,861
116,948	SurveyMonkey, 0.00%*(a)(b)	967,160

		4,133,021

Software (0.2%):
229,712	Palantir Technologies, Inc., Series G, 0.00%*(a)(b)	1,302,468
67,672	Palantir Technologies, Inc., Series H, 0.00%(a)(b)	383,700
67,672	Palantir Technologies, Inc., Series H1, 0.00%(a)(b)	383,700

		2,069,868

Total Private Placements (Cost $9,323,427)		19,142,229

Securities Held as Collateral for Securities on Loan (27.2%):
$318,906,209	AZL Mid Cap Index Fund Securities Lending Collateral Account(c)	318,906,209

Total Securities Held as Collateral for Securities on Loan (Cost $318,906,209)		318,906,209

Unaffiliated Investment Company (0.9%):
10,157,519	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(d)	10,157,519

Total Unaffiliated Investment Company (Cost $10,157,519)		10,157,519

Total Investment Securities (Cost $1,278,418,133) - 127.8%		1,498,282,768
Net other assets (liabilities) - (27.8)%		(325,827,671)

Net Assets - 100.0%		$1,172,455,097

Percentages indicated are based on net assets as of September 30, 2017.

ADR - American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $312,398,186.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2017. The total of all such securities represent 1.63% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 1.63% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.
(d)	The rate represents the effective yield at September 30, 2017.

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Futures Contracts

Cash of $255,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2017:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini December Futures (U.S. Dollar)	12/15/17	42	7,541,940	$342,078

				$342,078

See accompanying notes to the schedules of portfolio investments.

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Affiliated Investment Companies (99.7%):
3,038,499	AZL Mid Cap Index Fund, Class 2	$67,181,211
6,684,453	AZL International Index Fund, Class 2	111,496,682
27,078,468	AZL Enhanced Bond Index Fund	294,072,159
2,367,837	AZL Small Cap Stock Index Fund, Class 2	33,931,111
15,466,384	AZL S&P 500 Index Fund, Class 2	234,161,055

Total Affiliated Investment Company (Cost $685,980,981)		740,842,218

Unaffiliated Investment Company (0.1%):
522,263	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(a)	522,263

Total Unaffiliated Investment Company (Cost $522,263)		522,263

Total Investment Securities (Cost $686,503,244) - 99.8%		741,364,481
Net other assets (liabilities) - 0.2%		1,216,301

Net Assets - 100.0%		$742,580,782

Percentages indicated are based on net assets as of September 30, 2017.

(a)	The rate represents the effective yield at September 30, 2017.

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Cable & Satellite (0.0%):
27,842	I-Cable Communications, Ltd.*	$910

Diversified Real Estate Activities (9.1%):
52,991	CapitaLand, Ltd.	140,195
36,521	Hang Lung Properties, Ltd.	86,797
63,621	Henderson Land Development Co., Ltd.	422,720
152,311	Mitsubishi Estate Co., Ltd.	2,650,731
121,698	Mitsui Fudosan Co., Ltd.	2,641,686
654,801	New World Development Co., Ltd.	942,766
29,331	Sumitomo Realty & Development Co., Ltd.	888,551
199,971	Sun Hung Kai Properties, Ltd.	3,263,884
25,515	UOL Group, Ltd.	152,978
109,399	Wharf Holdings, Ltd. (The)	975,070

		12,165,378

Diversified REITs (7.3%):
91	Activia Properties, Inc.	378,084
3,168	Fonciere des Regions SA	329,328
6,247	Gecina SA	1,012,946
186,588	GPT Group	728,521
12,654	H&R Real Estate Investment Trust	218,473
215,516	Hibernia REIT plc	388,652
12,659	Hispania Activos Inmobiliarios SA	228,147
86	Hulic REIT, Inc.	126,921
4,550	ICADE	405,997
22	Kenedix Office Investment Corp.	120,972
143,762	Land Securities Group plc	1,873,714
5,325	Liberty Property Trust	218,645
42,362	Merlin Properties Socimi SA	587,148
219,451	Mirvac Group	395,465
527	Nomura Real Estate Master Fund, Inc.	685,889
14,406	Spirit Realty Capital, Inc.	123,459
141,136	Stockland Trust Group	477,397
84,264	Suntec REIT	116,095
357	United Urban Investment Corp.	523,455
100,190	VEREIT, Inc.	830,575

		9,769,883

Health Care Facilities (0.1%):
18,561	Extendicare, Inc.	138,806

Health Care REITs (4.0%):
11,798	HCP, Inc.	328,338
44,608	Healthcare Realty Trust, Inc.	1,442,623
23,424	Healthcare Trust of America, Inc., Class A	698,035
26,820	Ventas, Inc.	1,746,787
16,825	Welltower, Inc.	1,182,461

		5,398,244

Hotel & Resort REITs (3.8%):
37,861	Chesapeake Lodging Trust^	1,021,111
46,906	Host Hotels & Resorts, Inc.^	867,292
807	Invincible Investment Corp.	333,765
273	Japan Hotel REIT Investment Corp.	172,694
79,141	LaSalle Hotel Properties^	2,296,672
27,420	RLJ Lodging Trust	603,240

		5,294,774

Hotels, Resorts & Cruise Lines (0.6%):
12,500	Hilton Worldwide Holdings, Inc.	868,125

Industrial REITs (4.5%):
124,798	Ascendas Real Estate Investment Trust	245,204
16,614	DCT Industrial Trust, Inc.	962,283
15,190	Duke Realty Corp.	437,776
62,600	Ec World REIT	35,547
213	GLP J-REIT	222,071

Shares		Fair Value
Common Stocks, continued
Industrial REITs, continued
134,021	Macquarie Goodman Group	$869,812
110	Nippon Prologis REIT, Inc.	231,860
37,957	ProLogis, Inc.	2,408,751
17,937	Rexford Industrial Realty, Inc.	513,357
24,469	SERGO plc	175,882

		6,102,543

Mortgage REITs (0.5%):
12,490	Blackstone Mortgage Trust, Inc., Class A^	387,440
15,100	Starwood Property Trust, Inc.^	327,972

		715,412

Office REITs (17.2%):
4,061	Alexandria Real Estate Equities, Inc.	483,137
39,433	Boston Properties, Inc.^	4,845,527
177,240	CapitaLand Commercial Trust	216,243
384,000	Champion REIT	265,143
13,652	Columbia Property Trust, Inc.^	297,204
40,848	Cousins Properties, Inc.^	381,520
17	Daiwa Office Investment Corp.	85,118
27,788	Derwent Valley Holdings plc	1,040,273
81,610	Dexus Property Group	610,402
7,591	Douglas Emmett, Inc.	299,237
124,516	Great Portland Estates plc	1,020,127
293,318	Green REIT plc	522,421
7,396	Hudson Pacific Properties, Inc.	247,988
32,340	Investa Office Fund	114,506
21	Japan Prime Realty Investment Corp.	70,177
137	Japan Real Estate Investment Corp.	658,752
27,069	JBG SMITH Properties*	926,030
226,581	Keppel REIT	197,195
16,516	Kilroy Realty Corp.	1,174,618
48,352	Mack-Cali Realty Corp.	1,146,426
117	Mori Hills REIT Investment Corp., Class C	140,295
21	Mori Trust Sogo REIT, Inc.^	31,441
179	Nippon Building Fund, Inc.	892,573
174	ORIX JREIT, Inc.	249,960
90,576	Paramount Group, Inc.^	1,449,216
12,962	SL Green Realty Corp.^	1,313,310
54,138	Vornado Realty Trust^	4,162,129

		22,840,968

Real Estate Development (2.6%):
95,925	China Overseas Land & Investment, Ltd.	312,803
46,000	China Resources Land, Ltd.	141,228
30,500	China Vanke Co., Ltd., Class H	100,476
274,540	CK Asset Holdings, Ltd.	2,283,505
32,000	Guangzhou R&F Properties Co., Ltd., Class H	74,791
38,068	Sino Land Co., Ltd.	66,861
67,807	St. Modwen Properties plc	339,613
108,379	Urban & Civic plc	374,951

		3,694,228

Real Estate Operating Companies (9.4%):
3,109	ADO Properties SA	153,695
26,941	Atrium European Real Estate, Ltd.	126,222
12,094	Atrium Ljungberg AB, Class B	210,978
2,485,087	BGP Holdings plc*(a)(b)	44,053
9,599	BUWOG-Bauen Und Wohnen Gesellschaft mbH	287,944
28,621	Capital & Counties Properties plc	101,538
4,809	Carmila SA	137,970
21,974	Castellum AB	344,987
104,106	Citycon OYJ	273,871
20,330	Deutsche Wohnen AG	863,272

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
30,927	Entra ASA	$423,368
42,372	First Capital Realty, Inc.^	668,388
20,429	Grainger Trust plc	73,412
310,652	Hongkong Land Holdings, Ltd.	2,237,433
23,317	Hufvudstaden AB	398,305
55,256	Hulic Co., Ltd.	541,878
229,669	Hysan Development Co., Ltd.	1,082,000
16,420	Inmobiliaria Colonial SA	163,050
2,379	LEG Immobilien AG	240,636
214,000	LXB Retail Properties plc	80,703
61,964	Norwegian Property ASA	78,581
8,263	PSP Swiss Property AG	761,394
517,729	Swire Properties, Ltd.	1,757,918
1,119	Swiss Prime Site AG	100,628
33,273	Vonovia SE	1,415,773

		12,567,997

Residential REITs (8.7%):
137	Advance Residence Investment	336,922
24,110	American Homes 4 Rent, Class A	523,428
1,846	Apartment Investment & Management Co., Class A	80,966
12,679	AvalonBay Communities, Inc.	2,262,187
7,478	Boardwalk REIT	227,828
18,885	Camden Property Trust	1,727,033
10,860	Education Realty Trust, Inc.^	390,200
1,465	Equity Lifestyle Properties, Inc.	124,642
46,604	Equity Residential Property Trust	3,072,602
4,945	Essex Property Trust, Inc.	1,256,178
960	Invitation Homes, Inc.^	21,744
106	Japan Rental Housing Investment Corp.	74,818
9	Nippon Accommodations Fund, Inc.	34,960
15,947	Starwood Waypoint Homes^	579,992
16,042	UDR, Inc.	610,077
11,296	Unite Group plc	104,057

		11,427,634

Retail REITs (24.8%):
201,496	British Land Co. plc	1,626,261
28,811	Brixmor Property Group, Inc.	541,647
144,665	Capital & Regional plc	109,994
158,752	CapitaMall Trust	234,344
3,084	CBL & Associates Properties, Inc.^	25,875
18,122	Crombie REIT	197,982
12,100	DDR Corp.	110,836
15,412	Eurocommercial Properties NV	659,035
1,313	Federal Realty Investment Trust^	163,088
192,119	Ggp US^	3,990,312
80,981	Hammerson plc	582,718
237	Japan Retail Fund Investment Corp.	425,299
26,266	Klepierre	1,030,969
87,348	Liberty International plc	269,776
213,384	Link REIT (The)	1,731,377
32,454	Macerich Co. (The)^	1,783,996
20,274	Mercialys SA	404,929
17,321	National Retail Properties, Inc.^	721,593
18,641	Pennsylvania Real Estate Investment Trust^	195,544
34,492	Regency Centers Corp.	2,139,884
33,646	RioCan REIT	645,359
478,633	Scentre Group	1,479,222
60,699	Simon Property Group, Inc.	9,773,145
5,913	Smart Real Estate Investment Trust	139,531
6,830	Tanger Factory Outlet Centers, Inc.^	166,789
12,560	Taubman Centers, Inc.^	624,232
8,327	Unibail-Rodamco SE	2,026,935
219,407	Vicinity Centres	459,033

Shares		Fair Value
Common Stocks, continued
Retail REITs, continued
614	Wereldhave NV	$28,963
205,778	Westfield Corp.	1,266,895

		33,555,563

Specialized REITs (6.3%):
13,588	CubeSmart^	352,744
8,835	Digital Realty Trust, Inc.^	1,045,446
14,232	Gaming & Leisure Properties, Inc.	525,018
11,180	Life Storage, Inc.^	914,636
20,924	Public Storage, Inc.^	4,477,527
19,771	QTS Realty Trust, Inc., Class A^	1,035,210

		8,350,581

Total Common Stocks (Cost $124,338,552)		132,891,046

Right (0.0%):
Office REITs (0.0%):
29,421	CapitaLand Commerical Trust, Expires on 10/20/17*	6,335

Total Right (Cost $–)		6,335

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (18.2%):
$24,480,992	AZL Morgan Stanley Global Real Estate Fund Securities Lending Collateral Account(c)	24,480,992

Total Securities Held as Collateral for Securities on Loan (Cost $24,480,992)		24,480,992

Unaffiliated Investment Company (0.6%):
769,632	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(d)	769,632

Total Unaffiliated Investment Company (Cost $769,632)		769,632

Total Investment Securities (Cost $149,589,176) - 117.7%		158,148,005
Net other assets (liabilities) - (17.7)%		(23,819,369)

Net Assets - 100.0%		$134,328,636

Percentages indicated are based on net assets as of September 30, 2017.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $23,883,859.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2017. The total of all such securities represent 0.03% of the net assets of the fund.
(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.03% of the net assets of the Fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.
(d)	The rate represents the effective yield at September 30, 2017.

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Amounts shown as “—” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2017:

Country	Percentage
Australia	4.1%
Austria	0.2%
Bermuda	1.4%
Canada	1.4%
China	0.1%
Finland	0.2%
France	3.4%
Germany	1.7%
Hong Kong	8.5%
Ireland	0.6%
Japan	7.9%
Jersey	0.1%
Netherlands	0.4%
Norway	0.3%
Singapore	0.8%
Spain	0.6%
Sweden	0.6%
Switzerland	0.5%
United Kingdom	4.9%
United States	62.3%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (97.3%):
Aerospace & Defense (0.2%):
14,149	Aselsan Elektronik Sanayi Ve Ticaret AS	$104,657
139,000	AviChina Industry & Technology Co., Ltd.	84,184
50,270	Embraer SA	284,631
5,142	Korea Aerospace Industries, Ltd.	196,846
2,385	Samsung Techwin Co., Ltd.*	69,157

		739,475

Air Freight & Logistics (0.0%):
1,401	Hyundai Glovis Co., Ltd.	180,923

Airlines (0.2%):
126,000	Air China, Ltd.	104,744
130,100	AirAsia Berhad	106,334
188,000	China Airlines, Ltd.*	71,070
126,000	China Southern Airlines Co., Ltd., Class H	86,926
144,200	Eva Airways Corp.	70,504
3,195	Korean Air Lines Co., Ltd.*	86,172
23,018	Latam Airlines Group SA	303,211
38,206	Turk Hava Yollari Anonim Ortakligi*	93,860

		922,821

Auto Components (0.7%):
14,500	Bharat Forge, Ltd.	130,758
562	Bosch, Ltd.	176,825
147,000	Cheng Shin Rubber Industry Co., Ltd.	294,696
37,200	Fuyao Glass Industry Group Co., Ltd., Class H	135,098
5,657	Hankook Tire Co., Ltd.	297,443
13,244	Hanon Systems	145,828
4,850	Hyundai Mobis Co., Ltd.	1,016,588
1,155	Hyundai Wia Corp.	65,845
48,000	Minth Group, Ltd.	251,949
43,791	Motherson Sumi Systems, Ltd.	225,645

		2,740,675

Automobiles (2.6%):
6,314	Bajaj Auto, Ltd.	301,168
218,000	Brilliance China Automotive Holdings, Ltd.	585,962
50,000	BYD Co., Ltd., Class H	466,638
54,300	Chongqing Changan Automobile Co., Ltd., Class B	71,958
188,000	Dongfeng Motor Corp., Series H	249,204
5,291	Ford Otomotiv Sanayi AS	67,747
350,000	Geely Automobile Holdings, Ltd.	990,980
235,000	Great Wall Motor Co.(a)	291,010
148,000	Guangzhou Automobile Group Co., Ltd.	343,282
3,486	Hero MotoCorp, Ltd.	202,010
11,108	Hyundai Motor Co., Ltd.	1,461,257
1,672	Hyundai Motor Co., Ltd.	136,959
18,794	Kia Motors Corp.	519,599
26,448	Mahindra & Mahindra, Ltd.	507,983
7,681	Maruti Suzuki India, Ltd.	939,678
1,454,200	PT Astra International Tbk	853,230
27,538	Tata Motors, Ltd.*	94,116
112,003	Tata Motors, Ltd.*	688,588
8,708	Tofas Turk Otomobil Fabrikasi AS	75,521
32,400	UMW Holdings Berhad*	42,620
60,000	Yulon Motor Co., Ltd.	51,399

		8,940,909

Banks (15.9%):
152,680	Abu Dhabi Commercial Bank	295,266
1,831,000	Agricultural Bank of China, Ltd.	823,343
160,932	Akbank T.A.S.	425,267

Shares		Fair Value
Common Stocks, continued
Banks, continued
6,260	Alior Bank SA*	$117,558
71,600	Alliance Financial Group Berhad	66,155
101,827	Alpha Bank SA*	201,721
129,400	AMMB Holdings Berhad	133,633
121,287	Axis Bank, Ltd.	947,477
64,874	Banco Bradesco SA	685,267
219,031	Banco Bradesco SA	2,433,293
1,756,335	Banco de Chile	268,133
2,566	Banco de Credito e Inversiones	162,422
60,866	Banco do Brasil SA	671,761
29,173	Banco Santander Brasil SA	254,908
4,630,723	Banco Santander Chile	344,607
35,155	Bancolombia SA	404,936
13,323	Bancolombia SA	148,738
22,900	Bangkok Bank Public Co., Ltd.	134,022
2,261	Bank Handlowy w Warszawie SA	42,832
41,982	Bank Millennium SA*	80,792
5,661,000	Bank of China, Ltd.	2,800,049
613,000	Bank of Communications Co., Ltd., Class H	448,440
52,000	Bank of the Philippine Islands	101,825
11,468	Bank Pekao SA	402,527
2,604	Bank Zachodni WBK SA	249,731
49,514	Barclays Africa Group, Ltd.	509,269
150,104	BDO Unibank, Inc.	386,228
19,788	BNK Financial Group, Inc.	173,033
2,795	Capitec Bank Holdings, Ltd.	177,505
359,100	Chang Hwa Commercial Bank	194,396
616,000	China Citic Bank Co., Ltd.	392,386
6,007,000	China Construction Bank	5,005,392
1,009,000	China Development Financial Holding Corp.	303,047
215,000	China Everbright Bank Co., Series H	99,548
283,500	China Merchants Bank Co., Ltd.	1,000,286
408,500	China Minsheng Banking Corp., Ltd.	375,599
1,276,000	Chinatrust Financial Holding Co., Ltd.	799,744
174,000	Chongqing Rural Commercial Bank Co., Ltd.	110,621
313,200	CIMB Group Holdings Berhad	467,778
17,658	Commercial Bank of Qatar Qsc (The)*	140,907
71,877	Commercial International Bank Egypt SAE	332,951
4,943	Credicorp, Ltd.	1,013,414
12,002	DGB Financial Group, Inc.	110,227
85,517	Dubai Islamic Bank	140,912
633,459	E.Sun Financial Holding Co., Ltd.	378,464
128,606	Eurobank Ergasias SA*	113,696
642,600	First Financial Holdings Co., Ltd.	412,852
242,735	Grupo Aval Acciones y Valores	110,084
178,193	Grupo Financiero Banorte SAB de C.V.	1,227,105
156,771	Grupo Financiero Inbursa SAB de C.V., Class O	286,666
138,085	Grupo Financiero Santander Mexico Sab de C.V.	280,334
100	Habib Bank, Ltd.	172
21,384	Hana Financial Holdings Group, Inc.	885,794
45,400	Hong Leong Bank Berhad	170,624
15,800	Hong Leong Financial Group Berhad	62,088
488,450	Hua Nan Financial Holdings Co., Ltd.	265,235
171,741	ICICI Bank, Ltd.	729,798
86,731	IDFC Bank, Ltd.	74,954
5,293,000	Industrial & Commercial Bank of China	3,954,171
19,145	Industrial Bank of Korea (IBK)	240,883

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
10,639,682	Itau Corpbanca	$100,224
284,114	Itausa - Investimentos Itau SA	991,398
50,100	Kasikornbank Public Co., Ltd.	311,588
76,800	Kasikornbank Public Co., Ltd.	477,644
28,591	KB Financial Group, Inc.	1,403,987
5,513	Komercni Banka AS	241,209
238,400	Krung Thai Bank	134,491
258,201	Malayan Banking Berhad	582,967
28,544	Masraf Al Rayan	291,274
1,057	mBank SA*	121,458
783,000	Mega Financial Holdings Co., Ltd.	613,610
44,020	Metropolitan Bank & Trust	75,021
34,531	Moneta Money Bank As	121,663
110,748	National Bank of Abu Dhabi	307,637
401,473	National Bank of Greece SA*	136,692
17,387	Nedcor, Ltd.^	260,607
17,397	OTP Bank Nyrt	653,189
17,620	Piraeus Bank SA*	60,401
68,158	Powszechna Kasa Oszczednosci Bank Polski SA*	660,648
719,000	PT Bank Central Asia Tbk	1,084,431
229,000	PT Bank Danamon Indonesia Tbk	88,474
1,326,600	PT Bank Mandiri Tbk	664,002
585,100	PT Bank Negara Indonesia Tbk	321,605
796,000	PT Bank Rakyat Indonesia Tbk	904,914
205,400	Public Bank Berhad	994,683
5,089	Qatar Islamic Bank	127,485
17,378	Qatar National Bank	582,563
56,400	RHB Capital Berhad	67,240
175,466	Sberbank of Russia, ADR	2,503,901
7,820	Security Bank Corp.	37,451
30,963	Shinhan Financial Group Co., Ltd.	1,366,280
126,500	Siam Commercial Bank Public Co., Ltd.	581,281
784,530	SinoPac Financial Holdings Co., Ltd.	235,187
92,723	Standard Bank Group, Ltd.	1,082,666
123,556	State Bank of India	481,786
692,529	Taishin Financial Holding Co., Ltd.	298,270
276,040	Taiwan Business Bank	75,237
554,140	Taiwan Cooperative Financial Holding Co., Ltd.	286,256
1,487,500	TMB Bank PCL	112,434
158,309	Turkiye Garanti Bankasi AS	430,654
43,823	Turkiye Halk Bankasi AS	149,181
126,787	Turkiye Is Bankasi AS, Class C	241,594
51,287	Turkiye Vakiflar Bankasi T.A.O., Class D	90,392
196,612	VTB Bank OJSC, GDR	422,916
23,863	Woori Bank	371,760
60,175	Yapi ve Kredi Bankasi AS*	73,065
121,570	Yes Bank, Ltd.	651,736
		55,444,018

Beverages (1.3%):
335,932	Ambev SA Com Npv	2,231,978
14,344	Anadolu Efes Biracilik ve Malt Sanayii AS	84,263
33,981	Arca Continental SAB de C.V.	232,028
112,000	China Resources Enterprises, Ltd.	303,769
34,918	Coca-Cola Femsa	269,727
5,282	Coca-Cola Icecek AS	55,307
10,230	Compania Cervecerias Unidas SA	137,845
18,016	Embotelladora Andina SA	84,277
136,976	Fomento Economico Mexicano SAB de C.V.	1,308,252
42	Lotte Chilsung Beverage Co., Ltd.(a)	49,699
22,000	Tsingtao Brewery Co., Ltd., Class H	84,442

Shares		Fair Value
Common Stocks, continued
Beverages, continued
4,527	United Spirits, Ltd.*	$166,479

		5,008,066

Biotechnology (0.2%):
70,000	3sbio, Inc.*^	112,405
5,693	Celltrion, Inc.*	708,421
282	Medy-Tox, Inc.	122,014
11,000	Taimed Biologics, Inc.*	69,826

		1,012,666

Building Products (0.0%):
427	KCC Corp.	139,805

Capital Markets (1.3%):
151,134	BM&F Bovespa SA	1,139,220
23,921	Brait Se	94,512
604,000	China Cinda Asset Management Co., Ltd., Class H	223,945
64,000	China Everbright, Ltd.^	147,287
217,500	China Galaxy Securities Co.	191,386
469,000	China Huarong Asset Management Co., Ltd., Class H	210,653
160,500	Citic Securities Co., Ltd.	353,957
15,738	Coronation Fund Managers, Ltd.	78,345
25,202	Daewoo Securities Co., Ltd.	217,617
98,600	Gf Securities Co., Ltd.	214,924
227,200	Haitong Securities Co., Ltd.	368,424
126,400	Huatai Securities Co., Ltd., Class H	280,950
23,694	Investec, Ltd.	171,615
2,765	Korea Investment Holdings Co., Ltd.	147,864
9,973	NH Investment & Securities Co., Ltd.	119,095
4,611	Samsung Securities Co., Ltd.	139,707
96,161	The Moscow Exchange	193,006
731,000	Yuanta Financial Holding Co., Ltd.	315,061

		4,607,568
Chemicals (2.2%):
21,878	Asian Paints, Ltd.	379,233
211,000	Formosa Chemicals & Fibre Corp.	642,272
298,000	Formosa Plastics Corp.	903,192
3,089	Grupa Azoty SA, ADR	67,685
7,982	Hanwha Chemical Corp.	227,043
1,574	Hyosung Corp.	199,885
99,500	Indorama Ventures PCL	126,109
1,295	Kumho Petrochemical Co., Ltd.	81,575
3,323	LG Chem, Ltd.	1,141,777
540	LG Chem, Ltd.	119,896
1,069	Lotte Chemical Corp.	353,754
73,938	Mexichem SAB de C.V.	194,983
344,000	Nan Ya Plastics Corp.	847,627
1,183	OCI Co., Ltd.	105,968
46,719	Petkim Petrokimya Holding AS	78,608
172,300	Petronas Chemicals Group Berhad	297,844
9,523	Phosagro OAO, GDR	135,703
153,700	PTT Global Chemical Public Co., Ltd.	355,601
39,786	Sasol, Ltd.	1,092,456
240,000	Sinopec Shanghai Petrochemical Co., Ltd.	142,903
7,335	Sociedad Quimica y Minera de Chile SA	407,285
36,635	Synthos SA	51,634
46,000	Taiwan Fertilizer Co., Ltd.	59,608
26,865	UPL, Ltd.	320,706
		8,333,347
Commercial Services & Supplies (0.1%):
168,000	China Everbright International, Ltd.	211,475
1,571	KEPCO Plant Service & Engineering Co., Ltd.	56,935

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
10,943	Novus Holdings, Ltd.	$5,281
1,346	S1 Corp.	104,857
		378,548

Communications Equipment (0.0%):
53,200	ZTE Corp., Class H*	175,234

Construction & Engineering (0.8%):
335,000	China Communications Construction Co., Ltd.	418,878
155,000	China Railway Contstruction Corp., Ltd.	196,948
302,000	China Railway Group, Ltd.	250,465
124,000	China State Construction International Holdings, Ltd.	180,853
2,084	Daelim Industrial Co., Ltd.	145,858
8,837	Daewoo Engineering & Construct*	55,658
222,100	Dialog Group Berhad	105,245
145,100	Gamuda Berhad	181,499
3,522	GS Engineering & Construction Corp.*	82,068
4,047	Hyandai Development Co.	126,215
5,511	Hyundai Engineering & Construction Co., Ltd.	184,850
203,700	IJM Corporation Berhad	159,269
34,357	Larsen & Toubro, Ltd.	601,096
83,500	Sinopec Engineering Group Co., Ltd.	73,701
309,500	Waskita Karya Persero TBK PT	40,849
		2,803,452

Construction Materials (1.1%):
3,118	ACC, Ltd.	79,115
41,230	Ambuja Cements, Ltd.	168,224
94,500	Anhui Conch Cement Co., Ltd.	378,033
178,000	Asia Cement Corp.	157,232
31,885	Cementos Argos SA	127,207
1,033,642	Cemex SAB de C.V.*	939,081
216,000	China National Buildings Material Co., Ltd.	150,131
25,207	Grasim Industries, Ltd.	437,938
20,102	Grupo Argos SA	144,768
149,000	PT Indocement Tunggal Prakarsa Tbk	210,125
203,800	PT Semen Indonesia (Persero) Tbk	153,703
588	Shree Cement, Ltd.	167,294
18,700	Siam Cement PCL	281,548
237,000	Taiwan Cement Corp.	264,215
11,900	The Siam Cement Public Co., Ltd.	178,574
3,201	Titan Cement Co. SA	81,088
6,274	Ultra Tech Cement, Ltd.	370,588
		4,288,864

Consumer Finance (0.2%):
11,411	Bajaj Finance, Ltd.	322,247
68,100	Gentera SAB de C.V.	110,349
19,290	Mahindra & Mahindra Financial Services	122,043
2,462	Samsung Card Co., Ltd.	79,316
9,961	Shriram Transport Finance	161,463

		795,418

Containers & Packaging (0.1%):
41,904	Klabin SA	245,070

Distributors (0.0%):
11,293	Imperial Holdings, Ltd.	159,765

Diversified Consumer Services (0.6%):
96,713	Kroton Educacional SA	609,896
9,921	New Oriental Education & Technology Group, Inc., ADR	875,627

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
20,562	TAL Education Group, ADR	$693,145

		2,178,668

Diversified Financial Services (1.2%):
17,170	Ayala Corp.	328,029
71,000	Chailease Holding Co., Ltd.	171,663
135,000	Far East Horizon, Ltd.	126,992
241,057	FirstRand, Ltd.	928,300
482,000	Fubon Financial Holdings Co., Ltd.	753,607
9,452	Grupo de Inversiones Suramericana	129,501
16,737	Grupo de Inversiones Suramericana SA	233,307
6,780	GT Capital Holdings, Inc.	155,063
65,901	Haci Omer Sabanci Holding AS	185,519
1,157,500	Metro Pacific Investments Corp.	152,747
43,855	Power Finance Corp., Ltd.	82,190
6,390	PSG Group, Ltd.	110,557
38,242	Remgro, Ltd.	580,792
52,249	Rmb Holdings, Ltd.	247,077
49,354	Rural Electrification Corp., Ltd.	115,923
		4,301,267

Diversified Telecommunication Services (1.7%):
146,000	Asia Pacific Telecom Co., Ltd.*	49,209
41,476	Bharti Infratel, Ltd.	253,114
166,000	China Communications Services Corp., Ltd.	85,677
956,000	China Telecom Corp., Ltd., Class H	488,877
426,000	China Unicom (Hong Kong), Ltd.*	595,929
265,000	Chunghwa Telecom Co., Ltd.	912,548
132,639	Emirates Telecommunications Group Co. PJSC	625,398
16,963	Hellenic Telecommunications Organization SA (OTE)	205,086
4,302	O2 Czech Republic AS	52,839
6,681	Ooredoo Qsc	151,866
45,417	Orange Polska SA*	65,948
3,640,200	PT Telekomunikasi Indonesia Tbk	1,259,392
173,600	PT Tower Bersama Infrastructure Tbk	84,804
76,622	Rostelecom PJSC	92,351
31,346	Telefonica Brasil	498,495
78,100	Telekom Malaysia Berhad	120,439
18,236	Telkom SA SOC, Ltd.	79,893
681,200	True Corp. PCL*	124,863
31,492	Turk Telekomunikasyon AS*	60,102
		5,806,830

Electric Utilities (1.3%):
15,700	Centrais Eletricas Brasileiras SA	112,940
14,284	Centrais Eletricas Brasileiras SA*	88,906
11,133	CEZ	223,664
56,870	Companhia Energetica de Minas Gerais, ADR	143,670
7,100	Companhia Paranaense de Energia-Copel	62,890
14,100	Cpfl Energia SA	121,333
21,000	EDP - Energias do Brasil SA	100,666
2,008,828	ENEL Americas SA	411,661
1,359,159	ENEL Chile SA	165,862
13,700	Equatorial Energia SA	265,503
8,020,000	Federal Hydrogenerating Co. (Rushydro)	118,659
2,525,149	Inter Rao Ues PJSC	162,886
26,834	Interconexion Electrica SA ESP	125,173
18,358	Korea Electric Power Corp., Ltd.	621,794
61,642	PGE SA*	225,499
76,751	Tata Power Co., Ltd.	91,801

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
72,780	Tauron Polska Energia SA*	$74,838
227,300	Tenega Nasional Berhad	771,737
11,295	Transmissora Alianca de Energia Eletrica SA	79,219

		3,968,701

Electrical Equipment (0.2%):
60,987	Bharat Heavy Electricals, Ltd.	78,642
3,385	Doosan Heavy Industries & Construction Co., Ltd.	50,657
17,292	Havells India, Ltd.	128,134
186,000	Shanghai Electric Group Co., Ltd., Class H*	81,936
166,000	Teco Electric & Machinery Co., Ltd.	148,768
40,500	Zhuzhou CSR Times Electric Co., Ltd.	227,191

		715,328

Electronic Equipment, Instruments & Components (2.8%):
55,000	AAC Technologies Holdings, Inc.	929,030
650,000	AU Optronics Corp.	261,007
35,300	Delta Electronics Thai PCL	92,504
140,000	Delta Electronics, Inc.	722,053
1,126,000	Hon Hai Precision Industry Co., Ltd.	3,914,563
690,000	Innolux Corp.	322,105
7,000	Largan Precision Co., Ltd.	1,240,758
16,614	LG Display Co., Ltd.	445,347
1,006	LG Innotek Co., Ltd.	135,801
3,963	Samsung Electro-Mechanics Co., Ltd., Series L	355,442
3,938	Samsung SDI Co., Ltd.	685,840
50,000	Sunny Optical Technology Group Co., Ltd.	802,354
100,000	Synnex Technology International Corp.	120,417
130,000	WPG Holdings, Ltd.	173,448
42,000	Zhen Ding Technology Holding, Ltd.	85,282

		10,285,951

Energy Equipment & Services (0.0%):
94,000	China Oilfield Services, Ltd.	86,242
269,600	Sapurakencana Petroleum Berhad	97,154

		183,396

Equity Real Estate Investment Trusts (0.4%):
131,506	Emlak Konut Gayrimenkul Yatiirim*	98,977
195,844	Fibra UNO Amdinistracion SA	330,468
52,652	Fortress Income Fund, Ltd.	150,768
65,874	Fortress Income Fund, Ltd., Class B	83,978
158,019	Growthpoint Properties, Ltd.	284,441
16,836	Hyprop Investments, Ltd.	131,535
370,895	Redefine Properties, Ltd.	293,029
20,451	Resilient REIT, Ltd.	201,333

		1,574,529

Food & Staples Retailing (1.6%):
1,536	Bgf Retail Co., Ltd.	111,375
23,649	Bid Corp., Ltd.^	531,331
15,878	BIM Birlesik Magazalar AS	331,261
106,977	Cencosud SA	327,304
330,400	CP All PCL	661,540
2,473	Dongsuh Companies, Inc.	57,937
1,492	E-Mart Co., Ltd.	272,091
5,294	Eurocash SA	56,119
1,911	GS Retail Co., Ltd.	57,673
22,893	Magnit OJSC, Registered Shares, GDR	936,525
7,514	Massmart Holdings, Ltd.	61,948
25,356	Pickn Pay Stores, Ltd.	108,021

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
44,000	President Chain Store Corp.	$371,269
16,090	Raia Drogasil SA	380,923
30,490	Shoprite Holdings, Ltd.	466,228
191,500	Sun Art Retail Group, Ltd.	177,794
15,245	The Spar Group, Ltd.	188,260
370,065	Wal-Mart de Mexico SAB de C.V.	847,640

		5,945,239

Food Products (1.7%):
32,081	BRF-Brasil Foods SA*	463,988
182,700	Charoen Pokphand Foods Public Co., Ltd.	146,679
280,000	China Huishan Dairy Holdings Co., Ltd.*^(a)	15,055
194,000	China Mengniu Dairy Co., Ltd.	544,713
609	CJ CheilJedang Corp.	188,552
87,700	Felda Global Ventures Holdings	35,123
16,400	Genting Plantations Berhad	40,011
16,512	Gruma, SAB de C.V., Class B	242,553
110,169	Grupo Bimbo SAB de C.V., Series A	266,687
42,800	Grupo Lala Sab de C.V.	72,573
188,700	IOI Corp. Berhad	203,146
54,024	JBS SA	145,181
30,300	Kuala Lumpur Kepong Berhad	176,267
402	Lotte Confectionery Co., Ltd.(a)	58,190
7,200	M Dias Branco SA	113,683
1,780	Nestle India, Ltd.	196,820
1,822	Orion Corp.*	154,368
84	Ottogi Corp.	53,902
8,845	Pioneer Foods, Ltd.	73,711
33,700	PPB Group Berhad	134,551
526,900	PT Charoen Pokphand Indonesia Tbk	107,261
161,400	PT Indofood CBP Sukses Makmur Tbk	104,708
311,900	PT Indofood Sukses Makmur Tbk	195,588
37,000	Standard Foods Corp.	90,431
128,100	Thai Union Frozen Products PCL	76,813
11,409	Tiger Brands, Ltd.	318,199
148,000	Tingyi (Caymen Is) Holding Corp.	223,000
10,652	Ulker Biskuvi Sanayi AS	57,878
344,000	Uni-President Enterprises Corp.	720,455
70,140	Universal Robina Corp.	211,084
321,000	Want Want China Holdings, Ltd.^	225,618

		5,656,788

Gas Utilities (0.6%):
128,000	China Gas Holdings, Ltd.	385,388
62,000	China Resources Gas Group, Ltd.	216,689
57,000	ENN Energy Holdings, Ltd.	414,416
34,648	GAIL India, Ltd.	222,893
40,515	Infraestructura Energetica Nova, SAB de C.V.	226,927
1,962	Korea Gas Corp.*	72,269
49,300	Petronas Gas Berhad	209,101
755,000	PT Perusahaan Gas Negara Tbk	88,339

		1,836,022

Health Care Equipment & Supplies (0.0%):
48,600	Hartalega Holdings Berhad	80,241
132,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	93,824

		174,065

Health Care Providers & Services (0.5%):
5,296	Apollo Hospitals Enterprise, Ltd.	81,662
323,700	Bangkok Dusit Medical Services Public Co., Ltd.	199,058
24,700	Bumrungrad Hospital PCL	159,516

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
150,500	IHH Healthcare Berhad	$205,026
108,282	Life Healthcare Group Holdings Pte, Ltd.	189,856
65,752	Netcare, Ltd.	115,919
18,400	OdontoPrev SA	88,900
15,200	Qualicorp SA	180,094
57,700	Shanghai Pharmaceuticals Holding Co., Ltd.	141,532
82,400	Sinopharm Group Co., Series H	363,701

		1,725,264

Health Care Technology (0.0%):
244,000	Alibaba Health Information Technology, Ltd.*	122,554

Hotels, Restaurants & Leisure (0.7%):
331,249	Dxb Entertainments PJSC*	68,570
166,300	Genting Berhard	376,290
219,300	Genting Malaysia Berhad	279,633
29,670	Jollibee Foods Corp.	142,422
8,905	Kangwon Land, Inc.	272,352
179,400	Minor International PCL	219,217
15,544	OPAP SA	164,415
27,414	Yum China Holdings, Inc.*	1,095,738

		2,618,637

Household Durables (0.7%):
16,369	Arcelik AS	104,491
3,673	Coway Co., Ltd.	301,572
96,000	Haier Electronics Group Co., Ltd.	234,924
811	Hanssem Co., Ltd.	107,329
7,676	LG Electronics, Inc.	554,729
10,000	Nien Made Enterprise Co., Ltd.	102,890
220,204	Steinhoff International Holdings NV	977,366

		2,383,301

Household Products (0.4%):
46,205	Hindustan Unilever, Ltd.	832,082
105,600	Kimberl- Clark de Mexico SAB de C.V.	215,255
105,800	PT Unilever Indonesia Tbk	384,536

		1,431,873

Independent Power & Renewable Electricity Producers (0.6%):
107,100	Aboitiz Power Corp.	90,357
174,425	AES Gener SA	61,080
785,000	Cgn Power Co., Ltd., Class H	217,446
251,000	China Longyuan Power Group Corp.	187,900
228,000	China Power International Develpoment, Ltd.	74,982
140,000	China Resources Power Holdings Co.	252,792
546,185	Colbun SA	132,169
8,800	Electricity Genera PCL	62,015
224,748	ENEL Generacion Chile SA	196,401
673,400	Energy Development Corp.	74,530
11,300	Engie Brasil Energia SA	130,389
48,900	Glow Energy PCL	130,858
294,000	Huaneng Power International, Inc., Class H	181,445
374,000	Huaneng Renewables Corp., Ltd.	123,985
114,594	NTPC, Ltd.	293,694

		2,210,043

Industrial Conglomerates (1.9%):
141,120	Aboitiz Equity Ventures, Inc.	203,693
208,198	Alfa SAB de C.V., Class A	262,456
254,400	Alliance Global Group, Inc.*	80,342
37,500	Beijing Enterprises Holdings, Ltd.	202,533

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
24,068	Bidvest Group, Ltd.^	$307,363
410,000	Citic, Ltd.	606,147
1,098	CJ Corp.	163,887
275,700	DMCI Holdings, Inc.	84,622
240,000	Far Eastern New Century Corp.	190,130
187,500	Fosun International, Ltd.	398,472
34,601	Grupo Carso SAB de C.V.	136,633
3,187	Hanwha Corp.	122,594
41,000	Hap Seng Consolidated Berhad	88,546
12,436	Industries Qatar Q.S.C.	312,581
214,420	JG Summit Holdings, Inc.	316,917
55,651	KOC Holdings AS	255,608
6,809	LG Corp.	479,920
5,436	Samsung C&T Corp.	642,994
33,000	Shanghai Industrial Holdings, Ltd.	100,152
4,930	Siemens, Ltd.	89,780
169,500	Sime Darby Berhad	362,456
2,406	SK C&C Co., Ltd.	606,215
16,690	SM Investments Corp.	290,430
54,505	Turkiye Sise ve Cam Fabrikalari AS	62,873

		6,367,344

Insurance (3.4%):
2,533	Bajaj Finserv, Ltd.	200,229
48,959	BB Seguridade Participacoes SA	440,627
578,000	Cathay Financial Holding Co., Ltd.	919,099
148,240	China Life Insurance Co., Ltd.	139,786
534,000	China Life Insurance Co., Ltd.	1,598,962
187,000	China Pacific Insurance Group Co., Ltd., Class H	808,578
121,400	China Taiping Insurance Holdings Co., Ltd.	326,226
27,004	Discovery, Ltd.	280,981
3,804	Dongbu Insurance Co., Ltd.	242,778
15,390	Hanwha Life Insurance Co., Ltd.	92,277
4,703	Hyundai Marine & Fire Insurance Co., Ltd.	186,349
7,924	Liberty Holding, Ltd.	61,695
70,805	MMI Holdings, Ltd.^	90,856
58,200	New China Life Insurance Co., Ltd.	329,972
504,000	People’s Insurance Co. Group of China, Ltd.	226,290
340,000	Picc Property & Casuality Co., Ltd., Class H	601,833
378,000	Ping An Insurance Group Co. of China, Ltd.	2,916,694
7,800	Porto Seguro SA	92,786
43,323	Powszechny Zaklad Ubezpieczen SA	546,484
11,109	Qatar Insurance Co.	159,805
46,206	Rand Merchant Investment Holdings, Ltd.	141,623
2,142	Samsung Fire & Marine Insurance Co., Ltd.	524,527
4,984	Samsung Life Insurance Co., Ltd.	492,299
99,116	Sanlam, Ltd.	496,297
566,000	Shin Kong Financial Holdings Co., Ltd.	169,838
14,112	Sul America SA	79,546

		12,166,437

Internet & Direct Marketing Retail (1.0%):
27,470	Ctrip.com International, ADR*^	1,448,768
47,420	JD.com, Inc., ADR*	1,811,444
28,064	Vipshop Holdings, Ltd., ADR*	246,683

		3,506,895

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services (11.7%):
6,308	58.com, Inc., ADR*^	$398,287
81,505	Alibaba Group Holding, Ltd., ADR*^	14,076,729
3,701	Autohome, Inc., ADR*^	222,356
19,524	Baidu, Inc., ADR*	4,835,899
2,580	Daum Kakao Corp.	325,988
6,605	Momo, Inc., ADR*	207,001
5,597	NetEase, Inc., ADR^	1,476,545
2,012	NHN Corp.	1,311,884
4,255	SINA Corp.	487,836
407,600	Tencent Holdings, Ltd.	17,622,098
2,651	Weibo Corp.- Spon, ADR*^	262,290
2,228	YY, Inc., ADR*^	193,346

		41,420,259

IT Services (1.4%):
87,441	Cielo SA	605,546
39,769	HCL Technologies, Ltd.	532,763
130,649	Infosys, Ltd.	1,806,243
2,415	Samsung SDS Co., Ltd.	355,524
33,106	Tata Consultancy Services, Ltd.	1,235,345
34,695	Tech Mahindra, Ltd.	243,273
68,000	Travelsky Technology, Ltd., Series H	177,338
83,081	Wipro, Ltd.	356,555

		5,312,587

Leisure Products (0.1%):
26,000	Giant Manufacturing Co., Ltd.	122,423
15,000	Merida Industry Co., Ltd.	65,508

		187,931

Life Sciences Tools & Services (0.1%):
1,270	Samsung Biologics Co., Ltd.*	376,149

Machinery (0.7%):
78,790	Ashok Leyland, Ltd.	148,924
116,000	China Conch Venture Holdings, Ltd.	225,797
288,000	CRRC Corp., Ltd., Class H	256,492
2,340	Doosan Bobcat, Inc.	74,735
933	Eicher Motors, Ltd.	446,122
44,000	Haitian International Holdings, Ltd.	126,841
15,300	Hiwin Technologies Corp.	135,404
2,383	Hyundai Heavy Industries Co.*	303,078
17,544	Samsung Heavy Industries Co., Ltd.*	172,208
43,013	WEG SA	291,489
132,000	Weichai Power Co., Ltd., Class H	145,213

		2,326,303

Marine (0.0%):
122,000	Evergreen Marine Corp. (Taiwan), Ltd.*	70,457
95,000	MISC Berhad	164,527

		234,984

Media (2.2%):
860,000	Alibaba Pictures Group, Ltd.*	137,645
108,100	Astro Malaysia Holdings Berhad	72,227
47,600	Bec World Public Co., Ltd.	23,359
4,891	Cheil Worldwide, Inc.	77,790
1,345	CJ E&M Corp.	90,812
13,280	Cyfrowy Polsat SA	94,598
176,885	Grupo Televisa SAB	872,013
31,393	Naspers, Ltd.	6,856,661
345,400	PT Media Nusantara Citra Tbk	33,854
404,000	PT Surya Citra Media Tbk	65,769
39,393	ZEE Entertainment Enterprises, Ltd.	313,744

		8,638,472

Metals & Mining (3.1%):
182,800	Alrosa PAO	261,437
288,000	Aluminum Corp. of China, Ltd.*	256,324
3,733	Anglo American Platinum, Ltd.*	95,171

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
28,342	AngloGold Ashanti, Ltd.	$264,995
844,000	China Steel Corp.	677,865
13,170	Cia de Minas Buenaventura SA, ADR	168,444
43,200	Companhia Siderurgica Nacional SA (CSN)*	130,963
96,899	Eregli Demir ve Celik Fabrikalari T.A.S.	210,318
63,020	Gold Fields	272,598
272,870	Grupo Mexico SAB de C.V., Series B	835,899
78,562	Hindalco Industries, Ltd.	290,365
5,877	Hyundai Steel Co.	271,166
47,615	Impala Platinum Holdings, Ltd.*	109,059
9,186	Industrias Penoles SAB de C.V.	228,773
3,202	Jastrzebska Spolka Weglowa SA*	84,705
86,000	Jiangxi Copper Co., Ltd.	135,957
58,560	Jsw Steel, Ltd.	222,870
10,258	KGHM Polska Miedz SA	330,254
627	Korea Zinc Co.	271,135
4,582	MMC Norilsk Nickel PJSC	790,418
91,871	Novolipetsk Steel Pjsc	211,201
5,334	POSCO	1,478,512
11,606	Severstal	175,365
116,930	Sibanye Gold, Ltd.^	130,936
5,983	Southern Copper Corp.^	237,884
20,514	Tata Steel, Ltd.	205,518
223,182	Vale SA	2,259,517
106,161	Vedanta, Ltd.	511,162
398,000	Zijin Mining Group Co., Ltd.	136,186

		11,254,997

Multiline Retail (0.5%):
12,985	El Puerto de Liverpool SAb de C.V.^	104,897
1,129	Hyundai Department Store Co., Ltd.	87,187
7,375	Lojas Americanas SA	36,797
53,662	Lojas Renner SA	610,046
977	Lotte Shopping Co., Ltd.(a)	211,370
194,300	PT Matahari Department Store Tbk	134,180
34,100	Robinson Department Store Public Co., Ltd.	65,982
53,217	S.A.C.I. Falabella	519,430
522	Shinsegae Department Store Co.	88,998
74,723	Woolworths Holdings, Ltd.	331,006

		2,189,893

Multi-Utilities (0.0%):
2,470	Qatar Electricity & Water Co.	118,508
333,200	YTL Corporation Berhad	107,359
140,200	YTL Power International Berhad	45,492

		271,359

Oil, Gas & Consumable Fuels (6.4%):
220,800	Banpu Public Co., Ltd.	116,592
53,190	Bharat Pertoleum Corp., Ltd.	384,219
142,000	China Coal Energy Co., Ltd., Class H^	67,232
1,824,000	China Petroleum & Chemical Corp., Class H	1,372,881
243,500	China Shenhua Energy Co., Ltd.	575,657
1,295,000	CNOOC, Ltd.	1,675,576
52,236	Coal India, Ltd.	216,696
11,930	Cosan sa industria e Comercio	136,076
342,590	Ecopetrol SA	163,547
32,838	Empresas Copec SA	430,324
79,400	Energy Absolute Public Co., Ltd.	91,232
13,204	Exxaro Resources, Ltd.	120,812
103,000	Formosa Petrochemical Corp.	355,038
762,026	Gazprom PJSC	1,619,269

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
6,397	Grupa Lotos SA	$104,805
3,997	GS Holdings	229,193
47,139	Hindustan Petroleum Corp., Ltd.	308,152
40,181	Indian Oil Corp., Ltd.	247,038
908,100	Irpc PCL	171,527
246,000	Kunlun Energy Co., Ltd.	240,627
30,307	LUKOIL PJSC	1,613,699
27,872	MOL Hungarian Oil & Gas plc	317,234
6,495	NovaTek OAO, Registered Shares, GDR	761,937
95,290	Oil & Natural Gas Corp., Ltd.	249,993
1,510,000	PetroChina Co., Ltd., Class H	962,661
210,552	Petroleo Brasileiro SA*	1,058,511
284,000	Petroleo Brasileiro SA*	1,375,741
19,700	Petronas Dagangan Berhad	113,629
21,318	Polski Koncern Naftowy Orlen SA	713,399
124,057	Polskie Gornictwo Naftowe i Gazownictwo SA	230,982
996,300	PT Adaro Energy Tbk	135,493
131,900	PT United Tractors Tbk	313,680
103,700	PTT Exploration & Production PCL	278,747
69,100	PTT PCL	846,525
184,916	Reliance Industries, Ltd.	2,215,632
86,310	Rosneft Oil Co., Registered Shares, GDR	479,456
4,654	SK Energy Co., Ltd.	810,586
3,436	S-Oil Corp.	383,471
506,885	Surgutneftegas OJSC	259,973
479,800	Surgutneftegas Prefernce	246,799
110,490	Tatneft PJSC	789,623
71,400	Thai Oil Public Co., Ltd.	198,416
8,910	Tupras-Turkiye Petrol Rafine	304,800
26,166	Ultrapar Participacoes SA	624,672
130,000	Yanzhou Coal Mining Co.	128,996

		24,041,148

Paper & Forest Products (0.4%):
21,500	Duratex SA	64,431
86,517	Empresas CMPC SA	227,934
18,886	Fibria Celulose SA	255,615
9,010	Mondi, Ltd.	240,700
124,000	Nine Dragons Paper Holdings, Ltd.	244,518
41,145	Sappi, Ltd.	280,273
28,000	Suzano Papel e Celulose SA, Class A	162,693

		1,476,164

Personal Products (0.7%):
2,267	Amorepacific Corp.	513,660
635	Amorepacific Corp.	86,485
2,150	Amorepacific Group	231,849
40,742	Dabur India, Ltd.	190,305
18,516	Godrej Consumer Products, Ltd.	261,114
53,500	Hengan International Group Co., Ltd.	495,387
148	LG Household & Health Care, Ltd.	77,423
684	LG Household & Health Care, Ltd.	559,181
35,101	Marico, Ltd.	167,236
11,900	Natura Cosmeticos SA	117,621

		2,700,261

Pharmaceuticals (1.3%):
27,493	Aspen Pharmacare Holdings, Ltd.	617,107
18,377	Aurobindo Pharma, Ltd.	195,200
14,212	Cadila Healthcare, Ltd.	102,664
85,000	China Medical System Holdings, Ltd.	148,760
322,000	China Pharmaceutical Enterprise & Investment Corp.	540,897
26,108	Cipla, Ltd.	234,359

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
7,939	Dr Reddy’s Laboratories, Ltd.	$283,902
9,570	Glenmark Pharmaceuticals, Ltd.	87,697
426	Hanmi Pharm Co., Ltd.*	169,512
882	Hanmi Science Co., Ltd.*	71,058
22,628	Hypermarcas SA	229,303
16,627	Lupin, Ltd.	258,647
6,005	Piramal Enterprises, Ltd.	241,189
1,460,000	PT Kalbe Farma Tbk	180,600
10,284	Richter Gedeon Nyrt	255,574
37,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	154,064
262,000	Sihuan Pharmaceutical Holdings Group, Ltd.	95,614
314,000	Sino Biopharmaceutical, Ltd.	332,896
69,204	Sun Pharmaceutical Industries, Ltd.	533,486
581	Yuhan Corp.	104,808

		4,837,337

Real Estate Management & Development (2.4%):
217,681	Aldar Properties PJSC	138,334
546,900	Ayala Land, Inc.	468,978
10,148	Barwa Real Estate Co.	89,400
60,731	BR Malls Participacoes SA	271,561
95,100	Central Pattana PCL	222,461
235,000	China Evergrande Group*	824,073
276,000	China Overseas Land & Investment, Ltd.	900,011
208,000	China Resources Land, Ltd.	638,595
81,300	China Vanke Co., Ltd., Class H	267,827
383,000	Country Garden Holdings Co., Ltd.	614,083
120,230	Damac Properties Dubai Co. PJSC	124,435
135,116	Emaar Malls PJSC	85,776
268,206	Emaar Properties PJSC	620,248
64,021	Ezdan Holding Group	184,612
258,000	Franshion Properties China, Ltd.	130,284
517,500	Fullshare Holdings, Ltd.^	225,229
64,800	Guangzhou R&F Properties Co., Ltd., Class H	151,451
61,000	Highwealth Construction Corp.	81,150
187,400	IOI Properties Group BHD	89,687
101,000	Longfor Properties Co., Ltd.	256,263
770,000	Megaworld Corp.	79,422
5,904	Multiplan Empreendimentos Imobiliarios SA	137,164
16,645	NEPI Rockcastle plc	226,271
16,645	New Europe Property Investment plc*(a)	—
570,800	PT Bumi Serpong Damai Tbk	75,123
670,000	PT Lippo Karawaci Tbk	36,081
1,266,300	PT Pakuwon Jati Tbk	57,501
699,000	PT Summarecon Agung Tbk	55,455
178,500	Robinsons Land Corp.	88,983
68,400	Ruentex Development Co., Ltd.*	62,889
60,100	Shanghai Lujiazue	95,618
95,000	Shimao Property Holdings, Ltd.	207,922
218,500	Sino-Ocean Land Holdings, Ltd.	146,897
639,700	SM Prime Holdings, Inc.	434,112
204,000	Soho China, Ltd.	116,896
137,000	Sunac China Holdings, Ltd.^	633,199

		8,837,991

Road & Rail (0.1%):
404,600	Bts Group Holdings PCL	103,757
722	CJ Korea Express Co., Ltd.*	103,150
2,868	Container Corporation of India, Ltd.	59,238
11,550	Localiza Rent a Car SA	210,962

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
56,464	Rumo SA*	$215,393

		692,500

Semiconductors & Semiconductor Equipment (5.4%):
472,930	Advanced Semiconductor Engineering, Inc.	580,149
966,000	GCL-Poly Energy Holdings, Ltd.*^	132,792
11,000	Globalwafers Co., Ltd.	107,741
436	Hyundai Robotics Co., Ltd.*	162,221
109,000	MediaTek, Inc.	1,026,903
48,000	Nanya Technology Corp.	136,209
40,000	Novatek Microelectronics Corp.	150,582
10,000	Phison Electronics Corp.	119,108
60,000	Powertech Technology, Inc.	173,248
32,000	Realtek Semiconductor Corp.	110,509
209,800	Semiconductor Manufacturing International Corp.*	234,674
132,000	Siliconware Precision Industries Co.	211,268
41,724	SK Hynix, Inc.	3,030,637
1,768,000	Taiwan Semiconductor Manufacturing Co., Ltd.	12,717,361
928,000	United Microelectronics Corp.	464,938
62,000	Vanguard International Semiconductor Corp.	107,040

		19,465,380

Software (0.2%):
62,000	Kingsoft Corp., Ltd.	145,065
1,235	Ncsoft Corp.	502,485
1,359	Netmarble Games Corp.*	180,180

		827,730

Specialty Retail (0.3%):
2,316	Ff Group*	50,399
651,000	GOME Electrical Appliances Holdings, Ltd.^	73,334
271,400	Home Product Center Public Co., Ltd.	99,383
21,000	Hotai Motor Co., Ltd.	242,544
2,364	Hotel Shilla Co., Ltd.	120,278
7,383	Jumbo SA	122,134
18,258	Mr.Price Group, Ltd.	242,943
14,576	The Foschini Group, Ltd.	147,289
29,757	Truworths International, Ltd.^	169,940

		1,268,244

Technology Hardware, Storage & Peripherals (5.4%):
203,000	Acer, Inc.	101,571
24,199	Advantech Co., Ltd.	172,820
54,000	Asustek Computer, Inc.	445,252
47,000	Catcher Technology Co., Ltd.	439,134
36,180	Chicony Electronics Co., Ltd.	86,023
352,000	Compal Electronics, Inc.	250,394
75,000	Foxconn Technology Co., Ltd.	216,684
45,000	High Tech Computer Corp.*	112,679
176,000	Inventec Corp.	130,306
538,000	Lenovo Group, Ltd.	297,421
166,000	Lite-On Technology Corp.	237,656
42,000	Micro-Star International Co., Ltd.	90,548
135,000	Pegatron Corp.	351,420
191,000	Quanta Computer, Inc.	440,916
6,993	Samsung Electronics Co., Ltd.	15,721,655
14,000	Transcend Infromation, Inc.	39,644
216,217	Wistron Corp.	173,490

		19,307,613

Textiles, Apparel & Luxury Goods (0.6%):
81,000	Anta Sports Products, Ltd.	339,814

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
1,856	CCC SA	$140,719
11,220	Eclat Textile Co., Ltd.	136,700
23,000	Feng Tay Enterprise Co., Ltd.	104,875
49,000	Formosta Taffeta Co., Ltd.	49,346
97	LPP SA	217,405
165,000	Pou Chen Corp.	207,410
39,000	Ruentex Industries, Ltd.	57,882
37,000	Shenzhou International Group	291,291
21,507	Titan Co., Ltd.	192,480

		1,737,922

Thrifts & Mortgage Finance (0.9%):
108,302	Housing Development Finance Corp., Ltd.	2,891,637
22,583	Indiabulls Housing Finance, Ltd.	418,121
20,876	LIC Housing Finance, Ltd.	201,143

		3,510,901

Tobacco (0.6%):
9,900	British American Tobacco Malaysia Berhad	102,587
242,507	ITC, Ltd.	959,411
8,468	KT&G Corp.	780,103
34,500	PT Gudang Garam Tbk	168,612
658,900	PT Hanjaya Mandala Sampoerna TbK	188,880

		2,199,593

Trading Companies & Distributors (0.0%):
3,229	Daewoo International Corp.	54,509
124,300	PT AkR Corporindo Tbk	65,693
8,796	SK Network Co., Ltd.	55,482

		175,684

Transportation Infrastructure (0.9%):
54,461	Adani Ports & Special Economic Zone, Ltd.	314,816
322,600	Airports of Thailand Public Co., Ltd.	571,994
476,100	Bangkok Expressway & Metro	115,006
106,000	Beijing Capital International Airport Co., Ltd.	158,159
93,090	China Merchants Holdings International Co., Ltd.	288,094
85,645	Companhia de Concessoes Rodoviarias	481,410
112,000	Cosco Pacific, Ltd.	124,884
13,016	Dp World, Ltd.	292,303
15,570	Grupo Aeroportuario de Sur	297,023
26,780	Grupo Aeroporturaio del Pacifico SAB de C.V.	274,339
35,200	International Container Terminal Services, Inc.	72,162
84,000	Jiangsu Expressway Co., Ltd., Series H	128,751
54,700	Malaysia Airports Holdings Berhad	110,166
15,232	Promotora y Operadora de Infraestructura SAB de C.V.	160,858
150,707	PT Jasa Marga Persero Tbk	62,731
108,000	Taiwan High Speed Rail Corp.	85,810
11,315	TAV Havalimanlari Holding AS	56,071
70,800	Westports Holding Berhad	64,011
106,000	Zhejiang Expressway Co., Ltd.	131,965

		3,790,553

Water Utilities (0.3%):
180,991	Aguas Andinas SA, Class A	115,254
328,000	Beijing Enterprises Water Group, Ltd.	264,746
23,502	Cia Saneamento Basico Do Estado de Sao Paulo	246,546

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Water Utilities, continued
210,000	Guangdong Investment, Ltd.	$300,522

		927,068

Wireless Telecommunication Services (3.4%):
78,100	Advanced Info Service Public Co., Ltd.	447,501
2,401,226	America Movil SAB de C.V., Series L	2,132,751
211,900	Axiata Group Berhad	263,095
84,613	Bharti Airtel, Ltd.	505,427
440,500	China Mobile, Ltd.	4,456,284
217,200	DIGI.com Berhad	252,285
13,032	Empresa Nacional de Telecomunicaciones SA	134,901
106,000	Far EasTone Telecommunications Co., Ltd.	252,082
181,537	Global Telecom Holding*	66,145
2,300	Globe Telecom, Inc.	92,847
94,240	Idea Cellular, Ltd.*	111,255
133,400	Maxis Berhad	183,308
35,032	Mobile TeleSystems PJSC, ADR	365,734
121,847	MTN Group, Ltd.	1,120,825
6,165	Pldt, Inc.	202,703
248,500	PT XL Axiata Tbk*	69,080
15,973	Sistema Jsfc-REG S Sponsor, GDR	76,671
1,406	SK Telecom Co., Ltd.	312,860
111,000	Taiwan Mobile Co., Ltd.	395,728
64,588	Tim Participacoes SA	236,798
64,877	Turkcell Iletisim Hizmetleri AS	231,427
39,909	Vodacom Group, Ltd.	475,580

		12,385,287

Total Common Stocks (Cost $277,554,365)		352,470,066

Preferred Stocks (1.9%):
Automobiles (0.1%):
2,422	Hyundai Motor Co., Ltd., 4.00%	216,897

Banks (0.9%):
230,834	Itau Unibanco Holding SA, Series S, 0.41%	3,170,896

Chemicals (0.0%):
11,261	Braskem SA, Class A, 2.97%	150,635

Food & Staples Retailing (0.1%):
12,045	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, 0.02%*	285,616

Metals & Mining (0.1%):
68,648	Gerdau SA, 0.36%	239,109

Multiline Retail (0.1%):
54,743	Lojas Americanas SA, 0.08%	333,122

Technology Hardware, Storage & Peripherals (0.6%):
1,277	Samsung Electronics Co., Ltd., 1.35%	2,307,131

Total Preferred Stocks (Cost $5,139,948)		6,703,406

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (4.0%):
$14,347,125	AZL MSCI Emerging Markets Equity Index Fund Securities Lending Collateral Account(b)	$14,347,125

Total Securities Held as Collateral for Securities on Loan (Cost $14,347,125)		14,347,125

Unaffiliated Investment Company (0.6%):
2,135,778	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(c)	2,135,778

Total Unaffiliated Investment Company (Cost $2,135,778)		2,135,778

Total Investment Securities (Cost $299,177,216) - 103.8%		375,656,375
Net other assets (liabilities) - (3.8)%		(13,635,944)

Net Assets - 100.0%		$362,020,431

Percentages indicated are based on net assets as of September 30, 2017.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $14,066,685.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2017. The total of all such securities represent 0.17% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.
(c)	The rate represents the effective yield at September 30, 2017.

Amounts shown as “-” are $0 or round to less than $1.

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2017:

Country	Percentage
Bermuda	0.3%
Brazil	7.2%
Cayman Islands	2.4%
Chile	1.2%
China	19.7%
Colombia	0.4%
Czech Republic	0.2%
Egypt	0.1%
Greece	0.3%
Hong Kong	5.6%
Hungary	0.3%
India	8.1%
Indonesia	2.2%
Malaysia	2.2%
Malta	— %^
Mexico	3.3%
Pakistan	— %^
Peru	— %^
Philippines	1.1%
Poland	1.2%
Qatar	0.6%
Republic of Korea (South)	14.4%
Romania	0.1%
Russian Federation	3.3%
South Africa	6.0%
Switzerland	0.2%
Taiwan, Province Of China	11.0%
Thailand	2.1%
Turkey	1.0%
United Arab Emirates	0.7%
United States	4.8%

100.0%

^	Represents less than 0.05%.

Continued

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Futures Contracts

Cash of $136,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2017.

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index December Futures (U.S. Dollar)	12/15/17	64	3,485,760	$(22,759)

				$(22,759)

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (99.4%):
Aerospace & Defense (1.7%):
1,624	Arconic, Inc.^	$40,405
13,541	BAE Systems plc	114,581
2,261	Boeing Co. (The)	574,770
8,877	Bombardier, Inc., Class B*	16,080
946	CAE, Inc.	16,553
6,703	Cobham plc	13,086
106	Elbit Systems, Ltd.	15,607
2,365	European Aeronautic Defence & Space Co. NV	225,087
1,006	General Dynamics Corp.	206,813
210	Huntington Ingalls Industries, Inc.	47,552
309	L3 Technologies, Inc.	58,225
1,004	Lockheed Martin Corp.	311,531
3,047	Meggitt plc	21,272
689	Northrop Grumman Corp.	198,239
1,108	Raytheon Co.	206,731
657	Rockwell Collins, Inc.	85,876
6,626	Rolls-Royce Holdings plc	78,758
1,317	Safran SA	134,545
6,300	Singapore Technologies Engineering, Ltd.	16,018
1,075	Textron, Inc.	57,921
422	Thales SA	47,748
128	TransDigm Group, Inc.^	32,723
3,060	United Technologies Corp.	355,205
798	Zodiac Aerospace	23,073

		2,898,399

Air Freight & Logistics (0.5%):
3,854	Bollore, Inc.	19,279
562	C.H. Robinson Worldwide, Inc.^	42,768
3,723	Deutsche Post AG	165,722
721	Expeditors International of Washington, Inc.^	43,159
978	FedEx Corp.	220,617
3,442	Royal Mail plc	17,718
2,718	United Parcel Service, Inc., Class B	326,405
1,300	Yamato Holdings Co., Ltd.	26,269

		861,937

Airlines (0.1%):
400	All Nippon Airways Co., Ltd.	15,170
200	American Airlines Group, Inc.^	9,498
766	Delta Air Lines, Inc.	36,937
966	Deutsche Lufthansa AG, Registered Shares	26,839
1,008	easyJet plc	16,454
1,222	International Consolidated Airlines Group SA	9,735
400	Japan Airlines Co., Ltd.	13,542
1,928	Qantas Airways, Ltd.	8,843
2,200	Singapore Airlines, Ltd.	16,312
631	Southwest Airlines Co.	35,323
338	United Continental Holdings, Inc.*	20,577

		209,230

Auto Components (0.8%):
700	Aisin Sieki Co., Ltd.	36,905
348	Autoliv, Inc.^	43,013
852	BorgWarner, Inc.^	43,648
2,400	Bridgestone Corp.	109,004
626	Compagnie Generale des
	Establissements Michelin SCA, Class B	91,482
441	Continental AG	111,923
998	Delphi Automotive plc	98,203
1,800	Denso Corp.	91,172
6,575	GKN plc	30,516
1,042	Goodyear Tire & Rubber Co.^	34,647

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
400	Koito Manufacturing Co., Ltd.	$25,104
297	Lear Corp.	51,404
1,567	Magna International	83,638
700	NGK Spark Plug Co., Ltd.	14,925
400	NOK Corp.	8,997
459	Nokian Renkaat OYJ	20,426
814	Schaeffler AG	13,131
600	Stanley Electric Co., Ltd.	20,583
2,900	Sumitomo Electric Industries, Ltd.	47,428
700	Sumitomo Rubber Industries, Ltd.	12,843
300	Toyoda Gosei Co., Ltd.	7,098
600	Toyota Industries Corp.	34,527
956	Valeo SA	71,037
700	Yokohama Rubber Co., Ltd. (The)	14,452

		1,116,106

Automobiles (1.8%):
1,359	Bayerische Motoren Werke AG (BMW)	137,848
3,666	Daimler AG, Registered Shares	292,311
507	Ferrari NV	56,108
3,647	Fiat Chrysler Automobiles NV	65,340
15,121	Ford Motor Co.	180,998
2,600	Fuji Heavy Industries, Ltd.	93,871
5,215	General Motors Co.	210,581
717	Harley-Davidson, Inc.^	34,567
6,800	Honda Motor Co., Ltd.	201,614
2,400	Isuzu Motors, Ltd.	31,840
2,200	Mazda Motor Corp.	33,747
2,700	Mitsubishi Motors Corp.	21,393
9,700	Nissan Motor Co., Ltd.	96,127
1,902	PSA Peugeot Citroen SA	45,299
650	Renault SA	63,857
1,300	Suzuki Motor Corp.	68,260
516	Tesla Motors, Inc.*^	176,008
10,100	Toyota Motor Corp.	603,045
130	Volkswagen AG	22,008
1,100	Yamaha Motor Co., Ltd.	32,985

		2,467,807

Banks (10.4%):
1,278	ABN AMRO Group NV	38,279
400	Aozora Bank, Ltd.	15,229
11,889	Australia & New Zealand Banking Group, Ltd.	277,076
27,693	Banco Bilbao Vizcaya Argentaria SA	246,785
21,685	Banco de Sabadell SA	45,325
61,535	Banco Santander SA	429,583
3,600	Bank Hapoalim BM	25,219
5,141	Bank Leumi Le-Israel Corp.	27,306
39,556	Bank of America Corp.	1,002,349
4,800	Bank of East Asia, Ltd. (The)^	20,752
3,384	Bank of Ireland Group plc*	27,721
2,609	Bank of Montreal	197,473
4,665	Bank of Nova Scotia	299,882
1,540	Bank of Queensland, Ltd.	15,728
4,962	Bankia SA	23,931
3,202	Bankinter SA	30,289
69,705	Barclays plc	180,858
3,338	BB&T Corp.	156,686
1,721	Bendigo & Adelaide Bank, Ltd.	15,761
4,475	BNP Paribas SA	361,070
14,500	BOC Hong Kong Holdings, Ltd.	70,550
1,592	Canadian Imperial Bank of Commerce^	139,306
3,000	Chiba Bank, Ltd. (The)	21,478
900	Chugoku Bank, Ltd. (The)	12,342
1,300	Chuo Mitsui Trust Holdings, Inc.	46,982

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
464	CIT Group, Inc.	$22,759
10,751	Citigroup, Inc.	782,028
2,169	Citizens Financial Group, Inc.	82,140
690	Comerica, Inc.	52,619
4,125	Commerzbank AG*	56,110
6,849	Commonwealth Bank of Australia	405,520
4,400	Concordia Financial Group, Ltd.	21,792
4,079	Credit Agricole SA	74,162
13,526	Criteria Caixacorp SA	67,902
3,011	Danske Bank A/S	120,432
6,900	DBS Group Holdings, Ltd.	106,197
3,962	DnB NOR ASA	79,863
589	East West Bancorp, Inc.	35,210
1,178	Erste Group Bank AG	51,037
2,176	Fifth Third Bancorp	60,884
566	First Republic Bank^	59,124
3,000	Fukuoka Financial Group, Inc.	13,883
2,300	Hachijuni Bank, Ltd. (The)	14,394
3,000	Hang Seng Bank, Ltd.	73,222
1,500	Hiroshima Bank, Ltd. (The)	12,164
79,390	HSBC Holdings plc	783,580
4,194	Huntington Bancshares, Inc.	58,548
15,913	ING Groep NV	293,455
52,935	Intesa Sanpaolo SpA	187,174
1,600	Japan Post Bank Co., Ltd.	19,784
14,072	JPMorgan Chase & Co.	1,344,017
1,024	KBC Groep NV	86,788
4,652	KeyCorp	87,551
1,900	Kyushu Financial Group, Inc.	11,700
275,064	Lloyds Banking Group plc	249,632
569	M&T Bank Corp.	91,632
3,600	Mebuki Financial Group, Inc.	13,925
2,255	Mediobanca SpA	24,198
46,700	Mitsubishi UFJ Financial Group, Inc.	303,487
934	Mizrahi Tefahot Bank, Ltd.	16,755
87,800	Mizuho Financial Group, Inc.	153,984
9,743	National Australia Bank, Ltd.	241,981
1,326	National Bank of Canada	63,824
3,360	Natixis	26,890
12,526	Nordea Bank AB	170,208
12,100	Oversea-Chinese Banking Corp., Ltd.	99,782
1,195	People’s United Financial, Inc.^	21,677
1,909	PNC Financial Services Group, Inc.	257,276
748	Raiffeisen International Bank-Holding AG*	25,071
5,134	Regions Financial Corp.	78,191
8,600	Resona Holdings, Inc.	44,200
5,667	Royal Bank of Canada	438,517
13,709	Royal Bank of Scotland Group plc*	49,290
4,000	Seven Bank, Ltd.	14,441
400	Shinsei Bank, Ltd.	6,411
2,000	Shizuoka Bank, Ltd. (The)	18,000
207	Signature Bank*	26,504
6,107	Skandinaviska Enskilda Banken AB, Class A	80,639
3,139	Societe Generale	183,615
13,570	Standard Chartered plc*	134,855
5,500	Sumitomo Mitsui Financial Group, Inc.	211,600
2,014	SunTrust Banks, Inc.	120,377
600	Suruga Bank, Ltd.	12,959
214	SVB Financial Group*	40,037
5,029	Svenska Handelsbanken AB, Class A	76,042
3,893	Swedbank AB, Class A	107,696

Shares		Fair Value
Common Stocks, continued
Banks, continued
7,297	Toronto-Dominion Bank (The)	$410,881
6,727	U.S. Bancorp	360,500
7,713	Unicredit SpA*	164,256
5,004	United Overseas Bank, Ltd.	86,741
18,786	Wells Fargo & Co.	1,036,048
13,556	Westpac Banking Corp.	341,413
1,000	Yamaguchi Financial Group, Inc.	11,711
826	Zions Bancorp	38,971

		14,646,216

Beverages (1.9%):
3,024	Anheuser-Busch InBev NV	361,415
1,500	Asahi Breweries, Ltd.	60,738
864	Brown-Forman Corp., Class B^	46,915
425	Carlsberg A/S, Class B	46,563
2,188	Coca-Cola Amatil, Ltd.	13,289
15,809	Coca-Cola Co. (The)	711,564
782	Coca-Cola European Partners plc	32,797
698	Coca-Cola HBC AG	23,638
500	Coca-Cola West Co., Ltd.	16,233
705	Constellation Brands, Inc., Class C	140,612
9,900	Diageo plc	325,409
756	Dr Pepper Snapple Group, Inc.	66,883
423	Heineken Holding NV	39,778
983	Heineken NV	97,285
3,400	Kirin Holdings Co., Ltd.	80,062
768	Molson Coors Brewing Co., Class B	62,700
1,705	Monster Beverage Corp.*	94,201
5,700	PepsiCo, Inc.	635,151
857	Pernod Ricard SA	118,487
74	Remy Cointreau SA	8,757
500	Suntory Beverage & Food, Ltd.	22,288
2,869	Treasury Wine Estates, Ltd.	30,914

		3,035,679

Biotechnology (2.1%):
6,200	AbbVie, Inc.	550,933
749	Alexion Pharmaceuticals, Inc.*	105,077
593	Alkermes plc*^	30,148
2,940	Amgen, Inc.	548,163
847	Biogen Idec, Inc.*	265,213
650	BioMarin Pharmaceutical, Inc.*	60,496
3,040	Celgene Corp.*	443,293
1,883	CSL, Ltd.	197,916
222	Genmab A/S*	49,076
5,042	Gilead Sciences, Inc.	408,503
1,265	Grifols SA	36,852
670	Incyte Corp.*	78,216
311	Regeneron Pharmaceuticals, Inc.*	139,054
445	Seattle Genetics, Inc.*^	24,212
3,741	Shire plc	190,553
154	Tesaro, Inc.*^	19,881
176	United Therapeutics Corp.*	20,625
1,008	Vertex Pharmaceuticals, Inc.*	153,256

		3,321,467

Building Products (0.5%):
583	A.O. Smith Corp.	34,648
390	Allegion plc^	33,723
800	Asahi Glass Co., Ltd.	29,714
4,149	Assa Abloy AB, Class B	94,973
2,130	Compagnie de Saint-Gobain SA	126,951
900	Daikin Industries, Ltd.	91,246
607	Fortune Brands Home & Security, Inc.	40,809
133	Geberit AG, Registered Shares	62,936
3,122	Johnson Controls International plc^	125,785
158	Lennox International, Inc.^	28,277

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products, continued
1,000	Lixil Group Corp.	$26,563
1,309	Masco Corp.	51,064
500	TOTO, Ltd.	21,086

		767,775

Capital Markets (2.9%):
3,720	3i Group plc	45,511
210	Affiliated Managers Group, Inc.^	39,864
647	Ameriprise Financial, Inc.	96,086
768	ASX, Ltd.	31,682
4,195	Bank of New York Mellon Corp. (The)	222,418
466	BlackRock, Inc., Class A+	208,343
3,414	Brookfield Asset Management, Inc., Class A	140,982
412	CBOE Holdings, Inc.^	44,344
4,598	Charles Schwab Corp. (The)	201,117
879	CI Financial Corp.	19,227
1,395	CME Group, Inc.	189,274
9,624	Credit Suisse Group AG	152,400
7,000	Daiwa Securities Group, Inc.	39,696
8,517	Deutsche Bank AG, Registered Shares	147,256
809	Deutsche Boerse AG	87,682
1,101	E*TRADE Financial Corp.*	48,015
451	Eaton Vance Corp.^	22,266
1,172	Franklin Resources, Inc.	52,166
1,412	Goldman Sachs Group, Inc. (The)	334,911
1,005	Hargreaves Lansdown plc	19,931
4,900	Hong Kong Exchanges & Clearing, Ltd.	132,872
454	IGM Financial, Inc.	15,262
2,451	Intercontinental Exchange, Inc.	168,384
1,642	Invesco, Ltd.	57,536
2,442	Investec plc	17,848
2,000	Japan Exchange Group, Inc.	35,437
888	Julius Baer Group, Ltd.	52,647
1,238	London Stock Exchange Group plc	63,589
1,257	Macquarie Group, Ltd.	89,819
497	Moody’s Corp.	69,187
5,504	Morgan Stanley	265,127
316	MSCI, Inc., Class A	36,940
472	NASDAQ OMX Group, Inc. (The)	36,613
15,400	Nomura Holdings, Inc.	86,298
919	Northern Trust Corp.	84,484
73	Partners Group Holding AG	49,609
514	Raymond James Financial, Inc.	43,346
1,002	S&P Global, Inc.	156,623
1,100	SBI Holdings, Inc.	16,582
529	Schroders plc	23,802
544	SEI Investments Co.	33,217
3,200	Singapore Exchange, Ltd.	17,462
1,438	State Street Corp.	137,387
1,008	T. Rowe Price Group, Inc.^	91,375
1,046	TD Ameritrade Holding Corp.^	51,045
1,188	Thomson Reuters Corp.	54,515
14,168	UBS Group AG	242,209

		4,272,386

Chemicals (3.0%):
514	Agrium, Inc.	55,091
1,488	Air Liquide SA	198,297
840	Air Products & Chemicals, Inc.	127,025
700	Air Water, Inc.	12,923
1,033	AkzoNobel NV	95,383
441	Albemarle Corp.^	60,113
263	Arkema SA	32,224
5,000	Asahi Kasei Corp.	61,614

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
832	Axalta Coating Systems, Ltd.*^	$24,061
3,664	BASF SE	389,883
586	Celanese Corp., Series A	61,102
902	CF Industries Holdings, Inc.^	31,714
384	Christian Hansen Holding A/S	32,938
284	Covestro AG	24,417
512	Croda International plc	26,022
1,000	Daicel Chemical Industries, Ltd.	12,057
9,148	DowDuPont, Inc.*	633,316
589	Eastman Chemical Co.	53,299
1,086	Ecolab, Inc.	139,670
34	EMS-Chemie Holding AG	22,640
653	Evonik Industries AG	23,332
522	FMC Corp.	46,620
172	Frutarom Industries, Ltd.	13,247
275	Fuchs Petrolub AG	16,279
36	Givaudan SA, Registered Shares	78,353
500	Hitachi Chemical Co., Ltd.	13,718
6,485	Incitec Pivot, Ltd.	18,408
319	International Flavor & Fragrances, Inc.	45,588
3,372	Israel Chemicals, Ltd.	15,026
758	Johnson Matthey plc	34,761
800	JSR Corp.	15,209
747	K+S AG, Registered Shares	20,353
1,000	Kaneka Corp.	7,778
900	Kansai Paint Co., Ltd.	22,673
738	Koninklijke DSM NV	60,440
1,300	Kuraray Co., Ltd.	24,333
362	Lanxess AG	28,576
749	Linde AG	156,187
1,426	Lyondellbasell Industries NV	141,245
373	Methanex Corp.	18,746
5,800	Mitsubishi Chemical Holdings Corp.	55,331
800	Mitsubishi Gas Chemical Co., Inc.	18,769
800	Mitsui Chemicals, Inc.	24,331
1,602	Monsanto Co.	191,952
1,289	Mosaic Co. (The)^	27,830
600	Nippon Paint Holdings Co., Ltd.	20,410
600	Nissan Chemical Industries, Ltd.	21,134
700	Nitto Denko Corp.	58,447
899	Novozymes A/S, Class B	46,139
1,427	Orica, Ltd.	22,210
3,670	Potash Corp. of Saskatchewan, Inc.	70,658
944	PPG Industries, Inc.^	102,575
1,154	Praxair, Inc.	161,260
327	Sherwin Williams Co.	117,079
1,600	Shin-Etsu Chemical Co., Ltd.	143,210
9	Sika AG, Class B	66,982
303	Solvay SA	45,313
6,000	Sumitomo Chemical Co., Ltd.	37,526
485	Symrise AG	36,852
600	Taiyo Nippon Sanso Corp.	7,112
700	Teijin, Ltd.	13,810
6,000	Toray Industries, Inc.	58,229
1,000	Tosoh Corp.	22,540
388	Umicore SA	32,099
280	W.R. Grace & Co.	20,202
682	Yara International ASA	30,621

		4,347,282

Commercial Services & Supplies (0.4%):
1,000	Babcock International Group plc	11,088
7,131	Brambles, Ltd.	50,493
344	Cintas Corp.	49,632
1,000	Dai Nippon Printing Co., Ltd.	23,965
805	Edenred	21,903

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
6,037	G4S plc	$22,514
648	ISS A/S	26,064
400	Park24 Co., Ltd.	9,759
959	Republic Services, Inc., Class A	63,352
401	Rollins, Inc.^	18,502
900	SECOM Co., Ltd.	65,655
1,209	Securitas AB, Class B	20,281
109	Societe BIC SA	13,067
300	Sohgo Security Services Co., Ltd.	13,781
334	Stericycle, Inc.*^	23,921
2,000	Toppan Printing Co., Ltd.	19,855
1,128	Waste Connections, Inc.	78,915
1,666	Waste Management, Inc.	130,398

		663,145

Communications Equipment (0.7%):
188	Arista Networks, Inc.*^	35,647
19,743	Cisco Systems, Inc.	663,957
795	CommScope Holding Co., Inc.*	26,402
266	F5 Networks, Inc.*	32,069
501	Harris Corp.	65,972
1,365	Juniper Networks, Inc.	37,988
628	Motorola Solutions, Inc.^	53,298
24,163	Nokia OYJ	145,088
382	Palo Alto Networks, Inc.*	55,046
12,374	Telefonaktiebolaget LM Ericsson, Class B	71,425

		1,186,892

Construction & Engineering (0.3%):
804	ACS Actividades de Construccion y Servicios SA	29,793
805	Bouygues SA	38,201
545	Cimic Group, Ltd.	18,959
227	Eiffage SA	23,503
1,842	Ferrovial SA	40,586
547	Fluor Corp.	23,029
89	Hochtief AG	15,014
481	Jacobs Engineering Group, Inc.	28,028
800	JGC Corp.	12,959
3,000	Kajima Corp.	29,830
389	Koninklijke Boskalis Westminster NV	13,605
2,600	Obayashi Corp.	31,196
2,000	Shimizu Corp.	22,192
1,213	Skanska AB, Class B	28,117
583	SNC-Lavalin Group, Inc.	26,351
800	TAISEI Corp.	41,983
2,082	Vinci SA	197,868

		621,214

Construction Materials (0.3%):
4,102	Boral, Ltd.	21,878
3,447	CRH plc	131,052
2,471	Fletcher Building, Ltd.	14,271
608	HeidelbergCement AG	62,491
174	Imerys SA	15,723
1,726	James Hardie Industries SE	24,090
1,868	LafargeHolcim, Ltd., Registered Shares	109,375
239	Martin Marietta Materials, Inc.	49,289
500	Taiheiyo Cement Corp.	19,331
555	Vulcan Materials Co.	66,378

		513,878

Consumer Finance (0.4%):
3,000	ACOM Co., Ltd.*	11,630
700	Aeon Credit Service Co., Ltd.	14,684
1,649	Ally Financial, Inc.^	40,005

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
2,859	American Express Co.	$258,625
1,838	Capital One Financial Corp.	155,605
700	Credit Saison Co., Ltd.	14,545
1,394	Discover Financial Services	89,885
1,386	Navient Corp.^	20,818
552	Provident Financial plc^	6,152
3,274	Synchrony Financial	101,658

		713,607

Containers & Packaging (0.2%):
4,626	Amcor, Ltd.	55,339
351	Avery Dennison Corp.	34,517
1,412	Ball Corp.^	58,316
545	CCL Industries, Inc.	26,376
559	Crown Holdings, Inc.*	33,383
1,607	International Paper Co.	91,309
370	Packaging Corp. of America	42,432
778	Sealed Air Corp.	33,236
600	Toyo Seikan Kaisha, Ltd.	10,036
987	WestRock Co.	55,993

		440,937

Distributors (0.1%):
587	Genuine Parts Co.^	56,147
400	Jardine Cycle & Carriage, Ltd.	11,617
1,183	LKQ Corp.*	42,576

		110,340

Diversified Consumer Services (0.0%):
400	Benesse Holdings, Inc.	14,446
876	H&R Block, Inc.^	23,196

		37,642

Diversified Financial Services (0.8%):
11,633	AMP, Ltd.	44,224
4,961	Berkshire Hathaway, Inc., Class B*	909,450
2,251	Challenger, Ltd.	22,069
1,420	Element Fleet Management Corp.	10,528
222	Eurazeo Se	19,853
446	EXOR NV	28,278
12,000	First Pacific Co., Ltd.	9,578
326	Groupe Bruxelles Lambert SA	34,315
681	Industrivarden AB, Class C	17,272
1,625	Investor AB, Class B	80,484
827	Kinnevik AB	27,028
171	L E Lundbergforetagen AB	13,681
1,211	Leucadia National Corp.	30,578
2,600	Mitsubishi UFJ Lease & Finance Co., Ltd.	13,791
317	Onex Corp.	24,466
5,500	ORIX Corp.	88,796
181	Pargesa Holding SA	15,066
812	Voya Financial, Inc.	32,391
105	Wendel	17,016

		1,438,864

Diversified Telecommunication Services (1.8%):
24,172	AT&T, Inc.	946,817
597	BCE, Inc.	27,974
582	Belgacom SA	20,078
6,945	Bezeq Israeli Telecommunication
	Corp., Ltd. (The)	9,932
34,818	BT Group plc	132,448
2,185	CenturyLink, Inc.^	41,297
12,686	Deutsche Telekom AG, Registered Shares	236,653
563	Elisa OYJ	24,232
8,141	France Telecom SA	133,294
10,000	HKT Trust & HKT, Ltd.	12,165

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
103	Iliad SA	$27,394
1,746	Inmarsat plc	15,055
13,592	Koninklijke (Royal) KPN NV	46,678
1,304	Level 3 Communications, Inc.*	69,490
2,800	Nippon Telegraph & Telephone Corp.	128,429
21,000	PCCW, Ltd.	11,379
27,900	Singapore Telecommunications, Ltd.	75,722
105	Swisscom AG, Registered Shares	53,824
3,158	TDC A/S	18,517
6,633	Telecom Corp. of New Zealand, Ltd.	17,505
41,770	Telecom Italia SpA*	39,171
21,887	Telecom Italia SpA	16,472
3,135	Telefonica Deutschland Holding AG	17,592
19,029	Telefonica SA	206,976
2,866	Telenor ASA	60,750
10,107	Telia Co AB	47,671
18,393	Telstra Corp., Ltd.	50,432
752	TELUS Corp.	27,052
2,193	TPG Telecom, Ltd.^	8,395
16,064	Verizon Communications, Inc.	795,007
709	Zayo Group Holdings, Inc.*	24,404

		3,342,805

Electric Utilities (2.1%):
912	Alliant Energy Corp.	37,912
2,066	American Electric Power Co., Inc.	145,116
10,435	AusNet Services	13,883
2,500	Chubu Electric Power Co., Inc.	31,063
1,100	Chugoku Electric Power Co., Inc. (The)^	11,689
3,000	CK Infrastructure Holdings, Ltd.	25,871
6,500	CLP Holdings, Ltd.	66,677
3,442	Contact Energy, Ltd.	13,681
378	Dong Energy A/S	21,640
2,850	Duke Energy Corp.	239,173
1,295	Edison International	99,935
9,354	EDP - Energias de Portugal SA	35,212
1,479	Electricite de France^	17,963
225	Emera, Inc.	8,523
1,282	Endesa SA	28,900
31,366	Enel SpA	188,863
737	Entergy Corp.	56,277
1,363	Eversource Energy	82,380
3,823	Exelon Corp.	144,012
1,624	FirstEnergy Corp.	50,068
1,790	Fortis, Inc.	64,248
1,782	Fortum OYJ	35,589
7,500	HK Electric Investments, Ltd.	6,838
5,500	Hongkong Electric Holdings, Ltd.	47,763
1,223	Hydro One, Ltd.	22,272
24,267	Iberdrola SA	188,478
2,800	Kansai Electric Power Co., Inc. (The)	35,845
1,700	Kyushu Electric Power Co., Inc.	18,091
3,588	Mighty River Power, Ltd.	8,784
1,819	NextEra Energy, Inc.	266,575
776	OGE Energy Corp.	27,959
1,667	PG&E Corp.	113,506
461	Pinnacle West Capital Corp.	38,982
2,836	PPL Corp.	107,626
605	Red Electrica Corporacion SA	12,713
4,242	Scottish & Southern Energy plc	79,378
3,595	Southern Co. (The)	176,658
6,778	Terna SpA	39,586
1,800	Tohoku Electric Power Co., Inc.	22,909
5,700	Tokyo Electric Power Co., Inc. (The)*	23,020

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
567	Westar Energy, Inc.	$28,123
2,085	Xcel Energy, Inc.	98,662

		2,782,443

Electrical Equipment (0.9%):
7,723	ABB, Ltd.	190,989
172	Acuity Brands, Inc.^	29,460
933	AMETEK, Inc.	61,615
1,858	Eaton Corp. plc	142,676
2,616	Emerson Electric Co.	164,389
2,000	Fuji Electric Holdings Co., Ltd.	11,106
1,148	Legrand SA	82,880
200	Mabuchi Motor Co., Ltd.	10,020
8,100	Mitsubishi Electric Corp.	126,723
900	Nidec Corp.	110,776
350	OSRAM Licht AG	27,938
801	Prysmian SpA	27,092
531	Rockwell Automation, Inc.	94,630
2,138	Schneider Electric SA	186,075
672	Sensata Technologies Holding NV*^	32,303
973	Siemens Gamesa Renewable Energy	12,701
909	Vestas Wind Systems A/S	81,586

		1,392,959

Electronic Equipment, Instruments & Components (0.8%):
700	ALPS Electric Co., Ltd.	18,501
1,269	Amphenol Corp., Class A	107,408
370	Arrow Electronics, Inc.*	29,752
523	Avnet, Inc.	20,554
593	CDW Corp.	39,138
3,461	Corning, Inc.	103,553
2,085	Flextronics International, Ltd.*	34,548
543	FLIR Systems, Inc.	21,128
500	Hamamatsu Photonics K.K.	15,116
1,024	Hexagon AB, Class B	50,896
100	Hirose Electric Co., Ltd.	14,085
300	Hitachi High-Technologies Corp.	10,885
20,000	Hitachi, Ltd.	141,097
218	Ingenico Group	20,684
400	Keyence Corp.	213,281
1,400	Kyocera Corp.	86,667
800	Murata Manufacturing Co., Ltd.	118,291
400	Nippon Electric Glass Co., Ltd.	15,491
700	Omron Corp.	35,659
1,000	Shimadzu Corp.	19,780
500	TDK Corp.	34,138
1,471	TE Connectivity, Ltd.	122,181
984	Trimble Navigation, Ltd.*	38,622
1,000	Yaskawa Electric Corp.^	31,848
900	Yokogawa Electric Corp.	15,350

		1,358,653

Energy Equipment & Services (0.5%):
1,727	Baker Hughes	63,243
178	Core Laboratories NV^	17,569
3,579	Halliburton Co.	164,741
427	Helmerich & Payne, Inc.^	22,251
1,540	National-Oilwell Varco, Inc.^	55,024
2,937	Saipem SpA*	12,681
5,499	Schlumberger, Ltd.	383,610
1,765	Technipfmc plc*	49,279
1,915	Tenaris SA	27,141
3,456	Weatherford International plc*^	15,828

		811,367

Equity Real Estate Investment Trusts (2.3%):
297	Alexandria Real Estate Equities, Inc.^	35,334

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
1,693	American Tower Corp.	$231,400
13,600	Ascendas Real Estate Investment Trust	26,720
577	AvalonBay Communities, Inc.	102,948
637	Boston Properties, Inc.	78,275
3,789	British Land Co. plc	30,581
1,163	Brixmor Property Group, Inc.	21,864
349	Camden Property Trust	31,916
10,600	CapitaLand Commercial Trust	12,933
10,000	CapitaMall Trust	14,762
2,235	Colony Northstar, Inc.^	28,072
1,476	Crown Castle International Corp.	147,570
5	Daiwahouse Residential Investment Corp.	11,973
3,890	Dexus Property Group	29,095
649	Digital Realty Trust, Inc.^	76,796
1,337	Duke Realty Corp.	38,532
325	Equinix, Inc.	145,048
1,437	Equity Residential Property Trust	94,741
279	Essex Property Trust, Inc.	70,874
492	Extra Space Storage, Inc.^	39,321
295	Federal Realty Investment Trust^	36,642
126	Fonciere des Regions SA	13,098
158	Gecina SA	25,620
2,344	Ggp US^	48,685
7,223	GPT Group	28,202
716	H&R Real Estate Investment Trust	12,362
3,070	Hammerson plc	22,091
1,334	HCP, Inc.	37,125
2,888	Host Hotels & Resorts, Inc.^	53,399
168	ICADE	14,991
957	Iron Mountain, Inc.^	37,227
4	Japan Prime Realty Investment Corp.	13,367
5	Japan Real Estate Investment Corp.	24,042
11	Japan Retail Fund Investment Corp.	19,740
1,638	Kimco Realty Corp.^	32,023
844	Klepierre	33,128
2,886	Land Securities Group plc	37,615
3,609	Liberty International plc	11,146
566	Liberty Property Trust	23,240
9,000	Link REIT (The)	73,025
500	Macerich Co. (The)^	27,485
6,849	Macquarie Goodman Group	44,451
510	Mid-America Apartment Communities, Inc.	54,509
14,289	Mirvac Group	25,750
661	National Retail Properties, Inc.^	27,537
5	Nippon Building Fund, Inc.	24,932
6	Nippon Prologis REIT, Inc.	12,647
15	Nomura Real Estate Master Fund, Inc.	19,522
2,189	ProLogis, Inc.	138,914
592	Public Storage, Inc.^	126,682
1,090	Realty Income Corp.^	62,337
394	Regency Centers Corp.	24,444
626	RioCan REIT	12,007
492	SBA Communications Corp.*	70,873
15,535	Scentre Group	48,011
3,901	SERGO plc	28,040
1,215	Simon Property Group, Inc.^	195,627
397	SL Green Realty Corp.^	40,224
11,394	Stockland Trust Group	38,541
8,200	Suntec REIT	11,298
1,048	UDR, Inc.	39,855

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
429	Unibail-Rodamco SE	$104,425
11	United Urban Investment Corp.	16,129
1,499	Ventas, Inc.	97,630
3,848	VEREIT, Inc.	31,900
12,778	Vicinity Centres	26,734
695	Vornado Realty Trust	53,432
1,538	Welltower, Inc.	108,091
8,947	Westfield Corp.	55,082
3,115	Weyerhaeuser Co.	106,003

		3,538,635

Food & Staples Retailing (1.6%):
2,500	Aeon Co., Ltd.	36,960
1,573	Alimentation Couche-Tard, Inc.	71,742
2,336	Carrefour SA	47,187
240	Casino Guichard-Perrachon SA	14,234
279	Colruyt SA	14,299
1,784	Costco Wholesale Corp.	293,093
4,004	CVS Health Corp.	325,605
2,597	Distribuidora Internacional de Alimentacion SA	15,157
850	Empire Co., Ltd., Class A	15,043
300	FamilyMart Co., Ltd.	15,825
390	ICA Gruppen AB	14,667
6,388	J Sainsbury plc	20,363
350	Jean Coutu Group, Inc., Class A	6,817
1,005	Jeronimo Martins SGPS SA	19,823
5,239	Koninklijke Ahold Delhaize NV	97,995
3,619	Kroger Co. (The)^	72,597
200	LAWSON, Inc.	13,248
837	Loblaw Cos., Ltd.	45,687
706	METRO AG*	14,927
906	Metro, Inc.	31,161
3,100	Seven & I Holdings Co., Ltd.	119,752
400	Sundrug Co., Ltd.	16,565
2,151	Sysco Corp.	116,046
32,655	Tesco plc*	81,890
100	Tsuruha Holdings, Inc.	11,957
3,653	Walgreens Boots Alliance, Inc.	282,085
5,973	Wal-Mart Stores, Inc.	466,731
4,240	Wesfarmers, Ltd.	137,482
218	Weston (George), Ltd.	18,985
8,734	William Morrison Supermarkets plc	27,398
4,614	Woolworths, Ltd.	91,406

		2,556,727

Food Products (1.7%):
2,400	Ajinomoto Co., Inc.	46,853
2,102	Archer-Daniels-Midland Co.	89,356
1,397	Associated British Foods plc	59,811
11	Barry Callebaut AG, Registered Shares	16,863
553	Bunge, Ltd.	38,411
300	Calbee, Inc.	10,577
231	Campbell Soup Co.^	10,815
1,725	ConAgra Foods, Inc.	58,202
2,410	Danone SA	189,076
2,433	General Mills, Inc.^	125,932
45,600	Golden Agri-Resources, Ltd.	12,614
618	Hershey Co. (The)	67,467
1,150	Hormel Foods Corp.^	36,961
288	Ingredion, Inc.	34,744
509	JM Smucker Co. (The)^	53,409
687	Kellogg Co.^	42,848
593	Kerry Group plc, Class A	57,013
600	Kikkoman Corp.	18,461
2,520	Kraft Heinz Co. (The)	195,426
4	Lindt & Spruengli AG	22,814

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
1,474	Marine Harvest	$29,196
472	McCormick & Co.^	48,446
500	Meiji Holdings Co., Ltd.	39,652
6,115	Mondelez International, Inc., Class A	248,637
12,460	Nestle SA, Registered Shares	1,043,812
1,000	Nippon Meat Packers, Inc.	27,517
800	Nisshin Seifun Group, Inc.	13,411
200	Nissin Foods Holdings Co., Ltd.	12,148
3,107	Orkla ASA, Class A	31,909
1,007	Saputo, Inc.	34,861
1,836	Tate & Lyle plc	15,954
300	Toyo Suisan Kaisha, Ltd.	11,028
1,168	Tyson Foods, Inc., Class A	82,286
23,000	WH Group, Ltd.	24,491
7,700	Wilmar International, Ltd.	18,122
300	Yakult Honsha Co., Ltd.	21,593
500	Yamazaki Baking Co., Ltd.	9,048

		2,899,764

Gas Utilities (0.0%):
4,450	APA Group	29,222
417	Atmos Energy Corp.	34,962
1,377	Gas Natural SDG SA	30,504
37,400	Hong Kong & China Gas Co., Ltd.	70,303
1,600	Osaka Gas Co., Ltd.	29,763
1,400	Tokyo Gas Co., Ltd.	34,335
697	UGI Corp.	32,661

		261,750

Health Care Equipment & Supplies (1.8%):
6,465	Abbott Laboratories	344,973
324	Align Technology, Inc.*	60,351
1,991	Baxter International, Inc.	124,935
894	Becton, Dickinson & Co.^	175,179
5,595	Boston Scientific Corp.*	163,206
300	C.R. Bard, Inc.	96,150
263	Cochlear, Ltd.	32,902
461	Coloplast A/S, Class B	37,419
4,781	Convatec Group plc	17,550
192	Cooper Cos., Inc. (The)	45,525
2,549	Danaher Corp.	218,653
906	DENTSPLY SIRONA, Inc.	54,188
377	Dexcom, Inc.*^	18,445
883	Edwards Lifesciences Corp.*	96,521
862	Essilor International SA Compagnie Generale d’Optique	106,638
747	Getinge AB, Class B	14,034
974	Hologic, Inc.*	35,736
1,200	HOYA Corp.	65,096
352	IDEXX Laboratories, Inc.*	54,732
147	Intuitive Surgical, Inc.*	153,744
5,484	Medtronic plc	426,492
1,100	Olympus Co., Ltd.	37,271
548	ResMed, Inc.^	42,174
2,963	Smith & Nephew plc	53,568
211	Sonova Holding AG, Registered Shares	35,810
39	Straumann Holding AG, Registered Shares	25,096
1,321	Stryker Corp.	187,608
600	Sysmex Corp.	38,306
198	Teleflex, Inc.	47,910
1,300	Terumo Corp.	51,171
379	Varian Medical Systems, Inc.*^	37,923
646	William Demant Holding A/S*	17,057

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
735	Zimmer Holdings, Inc.	$86,061

		3,002,424

Health Care Providers & Services (1.6%):
1,319	Aetna, Inc.	209,734
1,356	Al Noor Hospitals Group plc	11,818
700	Alfresa Holdings Corp.	12,837
665	AmerisourceBergen Corp.^	55,029
973	Anthem, Inc.	184,753
1,325	Cardinal Health, Inc.	88,669
667	Centene Corp.*	64,546
981	Cigna Corp.	183,388
650	DaVita, Inc.*	38,604
240	Envision Healthcare Corp.*^	10,788
2,300	Express Scripts Holding Co.*	145,636
554	Fresenius Medical Care AG & Co., KGaA	54,214
1,748	Fresenius SE & Co. KGaA	140,989
1,233	HCA Holdings, Inc.*	98,134
7,247	Healthscope, Ltd.	9,531
664	Henry Schein, Inc.*^	54,441
565	Humana, Inc.	137,651
409	Laboratory Corp. of America Holdings*	61,747
866	McKesson Corp.	133,026
800	Medipal Holdings Corp.	13,905
366	MEDNAX, Inc.*	15,782
300	Miraca Holdings, Inc.	13,959
324	Patterson Cos., Inc.^	12,523
569	Quest Diagnostics, Inc.	53,281
548	Ramsay Health Care, Ltd.	26,866
1,923	Ryman Healthcare, Ltd.	12,884
1,491	Sonic Healthcare, Ltd.	24,532
400	Suzuken Co., Ltd.	14,261
3,788	UnitedHealth Group, Inc.	741,880
359	Universal Health Services, Inc., Class B	39,827

		2,665,235

Health Care Technology (0.1%):
1,083	Cerner Corp.*^	77,240
700	M3, Inc.	20,026
435	Veeva Systems, Inc., Class A*	24,538

		121,804

Hotels, Restaurants & Leisure (1.8%):
683	Accor SA	33,909
929	Aramark Holdings Corp.^	37,727
2,102	Aristocrat Leisure, Ltd.	34,759
1,447	Carnival Corp., Class A	93,433
863	Carnival plc	54,907
116	Chipotle Mexican Grill, Inc.*^	35,708
6,444	Compass Group plc	136,791
1,460	Crown, Ltd.	12,978
480	Darden Restaurants, Inc.	37,814
255	Domino’s Pizza Enterprises, Ltd.^	9,190
200	Domino’s Pizza, Inc.	39,710
207	Flight Centre, Ltd.	7,333
9,000	Galaxy Entertainment Group, Ltd.	63,598
11,400	Genting Singapore plc	9,856
715	Hilton Worldwide Holdings, Inc.	49,657
704	Intercontinental Hotels Group plc	37,145
1,621	Las Vegas Sands Corp.	104,003
1,190	Marriott International, Inc., Class A	131,209
3,217	McDonald’s Corp.	504,040
400	McDonald’s Holdings Co., Ltd.	17,713
763	Melco Resorts & Entertainment, Ltd., ADR	18,404

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,822	Merlin Entertainments plc	$16,854
2,400	MGM China Holdings, Ltd.^	5,766
1,778	MGM Resorts International	57,945
621	Norwegian Cruise Line Holdings, Ltd.*	33,565
900	Oriental Land Co., Ltd.	68,605
422	Paddy Power plc	42,109
873	Restaurant Brands International, Inc.	55,784
695	Royal Caribbean Cruises, Ltd.	82,385
9,600	Sands China, Ltd.	50,140
10,000	SJM Holdings, Ltd.	9,174
372	Sodexo SA	46,433
5,665	Starbucks Corp.	304,267
3,310	Tabcorp Holdings, Ltd.	11,112
5,782	Tatts Group, Ltd.	18,113
1,739	TUI AG	29,526
163	Vail Resorts, Inc.	37,184
710	Whitbread plc	35,829
448	Wyndham Worldwide Corp.^	47,224
8,000	Wynn Macau, Ltd.	21,617
321	Wynn Resorts, Ltd.	47,803
1,338	Yum! Brands, Inc.	98,490

		2,589,809

Household Durables (0.7%):
3,899	Barratt Developments plc	32,104
503	Berkeley Group Holdings plc (The)	25,051
900	Casio Computer Co., Ltd.	12,687
1,387	D.R. Horton, Inc.	55,383
982	Electrolux AB, Series B	33,404
447	Garmin, Ltd.^	24,125
1,713	Husqvarna AB, Class B	17,644
600	Iida Group Holdings Co., Ltd.	10,702
538	Leggett & Platt, Inc.^	25,679
726	Lennar Corp., Class A^	38,333
254	Mohawk Industries, Inc.*	62,867
1,786	Newell Rubbermaid, Inc.^	76,208
1,300	Nikon Corp.	22,562
14	NVR, Inc.*	39,970
9,100	Panasonic Corp.	131,954
1,265	Persimmon plc	43,762
1,202	PulteGroup, Inc.^	32,851
100	Rinnai Corp.	8,579
92	SEB SA	16,885
2,000	Sekisui Chemical Co., Ltd.	39,392
2,800	Sekisui House, Ltd.	47,228
700	Sharp Corp.*^	21,147
5,100	Sony Corp.	189,856
13,519	Taylor Wimpey plc	35,412
5,500	Techtronic Industries Co., Ltd.	29,414
621	Toll Brothers, Inc.^	25,753
302	Whirlpool Corp.^	55,701

		1,154,653

Household Products (1.1%):
1,025	Church & Dwight Co., Inc.	49,661
364	Clorox Co. (The)	48,015
3,303	Colgate-Palmolive Co.	240,624
2,567	Essity AB, Class B*	69,928
405	Henkel AG & Co. KGaA	49,288
1,483	Kimberly-Clark Corp.	174,519
1,000	Lion Corp.	18,325
10,066	Procter & Gamble Co. (The)	915,805
2,586	Reckitt Benckiser Group plc	236,260

Shares		Fair Value
Common Stocks, continued
Household Products, continued
1,600	Unicharm Corp.	$36,730

		1,839,155

Independent Power & Renewable Electricity
Producers (0.0%):
2,498	AES Corp. (The)	27,528
500	Electric Power Development Co., Ltd.	12,563
6,653	Meridian Energy, Ltd.	13,667

		53,758

Industrial Conglomerates (1.8%):
2,384	3M Co., Class C	500,402
11,000	CK Hutchison Holdings, Ltd.	141,171
381	DCC plc	37,009
34,300	General Electric Co.	829,373
2,867	Honeywell International, Inc.	406,369
800	Jardine Matheson Holdings, Ltd.	50,691
900	Jardine Strategic Holdings, Ltd.	38,939
400	Keihan Electric Railway Co., Ltd.	11,721
4,300	Keppel Corp., Ltd.	20,617
3,640	Koninklijke Philips Electronics NV	150,542
7,370	NWS Holdings, Ltd.	14,389
420	Roper Industries, Inc.	102,228
700	Seibu Holdings, Inc.	11,968
6,700	SembCorp Industries, Ltd.	14,650
2,897	Siemens AG, Registered Shares	408,107
1,528	Smiths Group plc	32,326
16,000	Toshiba Corp.*^	44,817

		2,815,319

Insurance (4.6%):
850	Admiral Group plc	20,707
7,322	AEGON NV	42,654
1,537	Aflac, Inc.	125,096
762	Ageas NV	35,810
48,200	AIA Group, Ltd.	357,479
38	Alleghany Corp.*	21,052
1,826	Allianz SE, Registered Shares+	409,928
1,251	Allstate Corp. (The)	114,979
304	American Financial Group, Inc.	31,449
3,667	American International Group, Inc.	225,117
1,072	Aon plc	156,619
502	Arch Capital Group, Ltd.*	49,447
733	Arthur J. Gallagher & Co.	45,116
4,785	Assicurazioni Generali SpA	89,249
244	Assurant, Inc.	23,307
311	Athene Holding, Ltd.*	16,744
15,816	Aviva plc	109,140
7,004	AXA SA	211,870
387	Axis Capital Holdings, Ltd.	22,179
209	Baloise Holding AG, Registered Shares	33,116
327	Brighthouse Financial, Inc.*	19,882
1,718	Chubb, Ltd.	244,902
647	Cincinnati Financial Corp.	49,541
697	CNP Assurances SA	16,352
4,600	Dai-ichi Life Insurance Co., Ltd.	82,711
5,556	Direct Line Insurance Group plc	27,071
166	Everest Re Group, Ltd.	37,913
92	Fairfax Financial Holdings, Ltd.	47,883
928	FNF Group	44,043
727	Gjensidige Forsikring ASA	12,667
1,141	Great-West Lifeco, Inc.	32,842
228	Hannover Rueck SE	27,477
1,532	Hartford Financial Services Group, Inc. (The)	84,919
396	Industrial Alliance Insurance & Financial Services, Inc.	17,934

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
9,685	Insurance Australia Group, Ltd.	$48,617
551	Intact Financial Corp.	45,521
6,200	Japan Post Holdings Co., Ltd.	73,269
25,103	Legal & General Group plc	87,421
940	Lincoln National Corp.	69,071
1,142	Loews Corp.	54,656
8,040	Manulife Financial Corp.	163,106
4,960	MAPFRE SA	16,144
60	Markel Corp.*	64,079
1,956	Marsh & McLennan Cos., Inc.	163,932
10,769	Medibank Private, Ltd.	24,731
3,604	MetLife, Inc.	187,228
1,600	MS&AD Insurance Group Holdings, Inc.	51,646
663	Muenchener Rueckversicherungs-Gesellschaft AG	141,741
1,400	NKSJ Holdings, Inc.	54,599
1,295	NN Group NV	54,271
19,702	Old Mutual plc	51,323
2,312	Poste Italiane SpA	17,029
1,383	Power Corp. of Canada	35,151
922	Power Financial Corp.	25,577
1,177	Principal Financial Group, Inc.	75,728
2,306	Progressive Corp. (The)	111,657
1,697	Prudential Financial, Inc.	180,425
9,367	Prudential plc	224,255
5,450	QBE Insurance Group, Ltd.	43,040
288	Reinsurance Group of America, Inc.	40,185
4,071	RSA Insurance Group plc	33,984
1,809	Sampo OYJ, Class A	95,675
893	SCOR SA	37,447
900	Sony Financial Holdings, Inc.	14,774
1,995	St. James Place plc	30,665
10,335	Standard Life plc	60,042
2,439	Sun Life Financial, Inc.	97,142
5,252	Suncorp-Metway, Ltd.	53,993
130	Swiss Life Holding AG, Registered Shares	45,805
1,323	Swiss Re AG	119,881
2,300	T&D Holdings, Inc.	33,412
2,800	Tokio Marine Holdings, Inc.	109,692
475	Torchmark Corp.	38,043
1,119	Travelers Cos., Inc. (The)	137,100
213	Tryg A/S	4,919
6,441	UnipolSai SpA	15,041
930	UnumProvident Corp.	47,551
458	W.R. Berkley Corp.^	30,567
533	Willis Towers Watson plc	82,205
1,182	XL Group, Ltd.	46,630
577	Zurich Insurance Group AG	176,259

		6,302,424

Internet & Direct Marketing Retail (1.5%):
1,603	Amazon.com, Inc.*	1,541,045
477	Expedia, Inc.	68,659
1,663	Liberty Interactive Corp., Class A*^	39,197
1,618	Netflix, Inc.*^	293,424
195	Priceline Group, Inc. (The)*	357,010
3,700	Rakuten, Inc.	40,384
700	Start Today Co., Ltd.	22,211
466	TripAdvisor, Inc.*^	18,887
340	Zalando SE*	17,037

		2,397,854

Internet Software & Services (2.8%):
694	Akamai Technologies, Inc.*	33,812

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
1,176	Alphabet, Inc., Class A*	$1,145,095
1,226	Alphabet, Inc., Class C*	1,175,869
3,847	Auto Trader Group plc	20,233
147	CoStar Group, Inc.*	39,433
500	DeNA Co., Ltd.	11,217
3,535	eBay, Inc.*	135,956
9,312	Facebook, Inc., Class A*	1,591,141
700	Kakaku.com, Inc.	8,925
151	MercadoLibre, Inc.^	39,098
300	mixi, Inc.	14,510
300	Shopify, Inc., Class A*	34,947
2,197	Twitter, Inc.*^	37,063
475	United Internet AG, Registered Shares	29,588
386	VeriSign, Inc.*^	41,067
5,500	Yahoo! Japan Corp.	26,111
443	Zillow Group, Inc., Class C*^	17,813

		4,401,878

IT Services (2.8%):
2,307	Accenture plc, Class C	311,606
201	Alliance Data Systems Corp.	44,532
1,872	Amadeus IT Holding SA	121,835
346	Atos Origin SA	53,721
1,819	Automatic Data Processing, Inc.	198,853
467	Broadridge Financial Solutions, Inc.	37,743
715	Capgemini SA	83,736
859	CGI Group, Inc., Class A*	44,547
2,162	Cognizant Technology Solutions Corp., Class A	156,831
1,800	Computershare, Ltd.	20,505
1,217	DXC Technology Co.	104,516
1,298	Fidelity National Information Services, Inc.	121,220
1,382	First Data Corp., Class A*	24,931
898	Fiserv, Inc.*	115,806
371	FleetCor Technologies, Inc.*	57,420
7,000	Fujitsu, Ltd.	52,163
324	Gartner, Inc.*	40,309
604	Global Payments, Inc.^	57,398
3,513	International Business Machines Corp.	509,666
317	Jack Henry & Associates, Inc.^	32,584
584	Leidos Holdings, Inc.	34,584
3,699	MasterCard, Inc., Class A	522,299
440	Nomura Research Institute, Ltd.	17,174
2,500	NTT Data Corp.	26,763
200	OBIC Co., Ltd.	12,597
200	Otsuka Corp.	12,854
1,291	Paychex, Inc.	77,408
4,456	PayPal Holdings, Inc.*	285,318
802	Sabre Corp.^	14,516
647	Total System Services, Inc.	42,379
617	Vantive, Inc., Class A*^	43,480
7,342	Visa, Inc., Class A	772,672
1,873	Western Union Co.^	35,962
6,886	Worldpay Group plc	37,550

		4,125,478

Leisure Products (0.2%):
443	Hasbro, Inc.	43,268
1,326	Mattel, Inc.^	20,526
800	Namco Bandai Holdings, Inc.	27,455
239	Polaris Industries, Inc.^	25,007
300	Sankyo Co., Ltd.	9,579
800	Sega Sammy Holdings, Inc.	11,182
300	Shimano, Inc.	40,024

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
600	Yamaha Corp.	$22,141

		199,182

Life Sciences Tools & Services (0.5%):
1,170	Agilent Technologies, Inc.	75,114
49	Eurofins Scientific SE	30,964
596	Illumina, Inc.*	118,723
306	Lonza Group AG, Registered Shares	80,286
108	Mettler-Toledo International, Inc.*	67,625
839	Qiagen NV	26,417
583	Quintiles Transnational Holdings, Inc.*^	55,426
1,561	Thermo Fisher Scientific, Inc.	295,341
321	Waters Corp.*	57,626

		807,522

Machinery (2.1%):
264	AGCO Corp.	19,475
1,121	Alfa Laval AB	27,418
607	Alstom SA	25,811
1,300	AMADA Co., Ltd.	14,276
291	Andritz AG	16,821
3,019	Atlas Copco AB, Class A	128,079
1,444	Atlas Copco AB, Class B	56,180
2,325	Caterpillar, Inc.	289,951
4,138	CNH Industrial NV	49,690
662	Cummins, Inc.	111,236
1,090	Deere & Co.	136,893
617	Dover Corp.	56,388
800	FANUC Corp.	162,228
458	Flowserve Corp.^	19,506
1,241	Fortive Corp.	87,850
718	GEA Group AG	32,660
1,200	Hino Motors, Ltd.	14,694
600	Hitachi Construction Machinery Co., Ltd.	17,812
200	Hoshizaki Electric Co., Ltd.	17,592
312	IDEX Corp.	37,899
600	IHI Corp.^	20,895
1,217	Illinois Tool Works, Inc.	180,067
1,011	IMI plc	16,857
1,063	Ingersoll-Rand plc	94,788
800	JTEKT Corp.	11,095
500	Kawasaki Heavy Industries, Ltd.	16,593
282	Kion Group AG	26,985
4,000	Komatsu, Ltd.	113,947
1,019	Kone OYJ, Class B	53,956
4,200	Kubota Corp.	76,507
500	Kurita Water Industries, Ltd.	14,449
800	Makita Corp.	32,350
156	MAN AG	17,607
472	Metso Corp. OYJ	17,316
259	Middleby Corp. (The)*^	33,196
1,400	Minebea Co., Ltd.	21,916
1,300	Mitsubishi Heavy Industries, Ltd.	51,425
400	Nabtesco Corp.	14,882
1,000	NGK Insulators, Ltd.	18,757
1,800	NSK, Ltd.	24,313
1,061	PACCAR, Inc.	76,753
552	Parker Hannifin Corp.	96,611
670	Pentair plc	45,533
4,220	Sandvik AB	72,916
141	Schindler Holding AG	31,154
31	Schindler Holding AG, Registered Shares	6,677
1,553	SKF AB, Class B	33,952
200	SMC Corp.^	70,591
234	Snap-On, Inc.^	34,868

Shares		Fair Value
Common Stocks, continued
Machinery, continued
620	Stanley Black & Decker, Inc.	$93,601
400	Sumitomo Heavy Industries, Ltd.	16,059
600	THK Co., Ltd.	20,547
5,811	Volvo AB, Class B	112,071
210	WABCO Holdings, Inc.*	31,080
356	Wabtec Corp.^	26,967
592	Wartsila Corp. OYJ, Class B	41,955
830	Weir Group plc (The)	21,856
704	Xylem, Inc.	44,092

		3,057,643

Marine (0.1%):
17	A.P. Moeller - Maersk A/S, Class A	31,247
30	A.P. Moeller - Maersk A/S, Class B	57,003
228	Kuehne & Nagel International AG, Registered Shares	42,228
500	Mitsui O.S.K. Lines, Ltd.	15,166
600	Nippon Yusen Kabushiki Kaisha*	12,484

		158,128

Media (2.2%):
1,500	Altice NV, Class A*^	30,081
429	Altice NV, Class B*	8,581
245	Axel Springer AG	15,752
1,501	CBS Corp., Class B	87,058
854	Charter Communications, Inc., Class A*	310,361
18,563	Comcast Corp., Class A	714,303
800	Dentsu, Inc.	35,141
679	Discovery Communications, Inc., Class A*^	14,456
836	Discovery Communications, Inc., Class C*	16,937
890	DISH Network Corp., Class A*	48,265
678	Eutelsat Communications SA	20,090
1,100	Hakuhodo DY Holdings, Inc.	14,464
1,387	I-Cable Communications, Ltd.*	45
1,539	Interpublic Group of Cos., Inc. (The)^	31,996
13,978	ITV plc	32,721
403	JCDecaux SA	15,081
470	Lagardere SCA	15,750
423	Liberty Broadband Corp., Class C*	40,312
1,786	Liberty Global plc, Series C*	58,402
692	Liberty Global plc, Class A*	23,466
369	Liberty SiriusXM Group, Class A*	15,461
773	Liberty SiriusXM Group, Class C*	32,366
1,432	News Corp., Class A	18,988
970	Omnicom Group, Inc.^	71,848
1,509	Pearson plc	12,374
854	ProSiebenSat.1 Media AG	29,101
762	Publicis Groupe SA	53,192
318	REA Group, Ltd.	16,804
170	RTL Group	12,871
509	Schibsted ASA, Class A	13,118
534	Schibsted ASA, Class B	12,610
321	Scripps Networks Interactive, Class C	27,571
1,431	SES Global, Class A	31,287
1,928	Shaw Communications, Inc., Class B	44,383
1,500	Singapore Press Holdings, Ltd.	3,009
7,135	Sirius XM Holdings, Inc.^	39,385
3,978	Sky plc	48,797
227	Telenet Group Holding NV*	15,029
3,077	Time Warner, Inc.	315,239
400	Toho Co., Ltd.	13,982
4,426	Twenty-First Century Fox, Inc.	116,758

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
1,709	Twenty-First Century Fox, Inc., Class B	$44,075
1,493	Viacom, Inc., Class B^	41,565
4,248	Vivendi Universal SA	107,567
6,105	Walt Disney Co. (The)	601,770
5,272	WPP plc	97,842

		3,370,254

Metals & Mining (1.5%):
908	Agnico Eagle Mines, Ltd.	41,040
10,099	Alumina, Ltd.	17,483
4,107	Anglo American plc^	73,721
1,773	Antofagasta plc	22,550
2,681	ArcelorMittal*	69,208
4,826	Barrick Gold Corp.	77,674
8,849	BHP Billiton plc	155,883
12,549	BHP Billiton, Ltd.	253,639
2,338	BlueScope Steel, Ltd.	20,135
1,073	Boliden AB	36,382
2,679	First Quantum Minerals, Ltd.	30,084
6,052	Fortescue Metals Group, Ltd.	24,498
779	Franco-Nevada Corp.	60,354
5,129	Freeport-McMoRan Copper & Gold, Inc.*	72,011
837	Fresnillo plc	15,755
44,322	Glencore International plc	203,151
3,385	Goldcorp, Inc.	43,954
1,100	Hitachi Metals, Ltd.	15,318
2,000	JFE Holdings, Inc.	39,108
4,800	Kinross Gold Corp.*	20,353
1,500	Kobe Steel, Ltd.^	17,170
400	Maruichi Steel Tube, Ltd.	11,649
400	Mitsubishi Materials Corp.	13,835
2,928	Newcrest Mining, Ltd.	48,103
2,281	Newmont Mining Corp.	85,560
3,400	Nippon Steel Corp.	78,153
5,187	Norsk Hydro ASA	37,727
964	Nucor Corp.	54,023
380	Randgold Resources, Ltd.	37,095
5,090	Rio Tinto plc	236,902
1,687	Rio Tinto, Ltd.^	88,369
20,869	South32, Ltd.	53,781
990	Steel Dynamics, Inc.^	34,125
1,000	Sumitomo Metal & Mining Co., Ltd.	32,153
2,267	Teck Cominco, Ltd., Class B	47,735
1,419	ThyssenKrupp AG	42,050
3,978	Turquoise Hill Resources, Ltd.*	12,308
415	Voestalpine AG	21,163
1,722	Wheaton Precious Metals Corp.	32,850
3,593	Yamana Gold, Inc.	9,504

		2,286,556

Mortgage Real Estate Investment Trusts (0.0%):
1,279	Agnc Investment Corp.	27,729
3,700	Annaly Capital Management, Inc.	45,103

		72,832

Multiline Retail (0.6%):
274	Canadian Tire Corp., Class A	34,116
1,129	Dollar General Corp.^	91,505
1,013	Dollar Tree, Inc.*	87,949
450	Dollarama, Inc.	49,245
400	Don Quijote Co., Ltd.	15,003
3,176	Harvey Norman Holdings, Ltd.^	9,696
1,300	Isetan Mitsukoshi Holdings, Ltd.	13,628
900	J. Front Retailing Co., Ltd.	12,458
725	Kohl’s Corp.^	33,096
1,213	Macy’s, Inc.^	26,468

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
6,217	Marks & Spencer Group plc^	$29,439
900	MARUI GROUP Co., Ltd.	12,901
672	Next plc	47,363
511	Nordstrom, Inc.^	24,094
100	Ryohin Keikaku Co., Ltd.	29,475
1,000	Takashimaya Co., Ltd.	9,376
2,194	Target Corp.^	129,468

		655,280

Multi-Utilities (0.9%):
2,649	AGL Energy, Ltd.	48,694
986	Ameren Corp.	57,030
348	Atco, Ltd.	12,775
463	Canadian Utilities, Ltd., Class A	14,381
1,567	CenterPoint Energy, Inc.	45,772
23,324	Centrica plc	58,443
1,140	CMS Energy Corp.	52,805
1,217	Consolidated Edison, Inc.	98,188
2,399	Dominion Energy, Inc.	184,554
735	DTE Energy Co.	78,910
8,601	E.ON AG	97,336
6,854	Engie Group	116,325
573	Innogy Se	25,499
13,423	National Grid plc	166,160
1,299	NiSource, Inc.	33,241
2,159	Public Service Enterprise Group, Inc.	99,854
1,932	RWE AG*	43,884
563	SCANA Corp.	27,300
956	Sempra Energy	109,108
1,255	Suez Environnement Co.	22,900
1,772	Veolia Environnement SA	40,927
1,315	WEC Energy Group, Inc.	82,556

		1,516,642

Oil, Gas & Consumable Fuels (6.2%):
608	AltaGas, Ltd.	14,006
2,270	Anadarko Petroleum Corp.	110,890
478	Andeavor	49,306
597	Antero Resources Corp.*^	11,880
1,592	Apache Corp.^	72,914
1,724	ARC Resources, Ltd.	23,754
78,348	BP plc	500,856
1,817	Cabot Oil & Gas Corp.	48,605
1,032	Caltex Australia, Ltd.	26,056
1,442	Cameco Corp.	13,928
3,700	Canadian Natural Resources, Ltd.	123,936
3,747	Cenovus Energy, Inc.	37,572
783	Cheniere Energy, Inc.*^	35,266
7,451	Chevron Corp.	875,493
378	Cimarex Energy Co.^	42,967
633	Concho Resources, Inc.*	83,379
4,843	ConocoPhillips Co.	242,392
370	Continental Resources, Inc.*^	14,286
2,681	Crescent Point Energy Corp.	21,532
1,958	Devon Energy Corp.	71,878
351	Diamondback Energy, Inc.*^	34,384
148	Enagas SA	4,167
6,701	Enbridge, Inc.	279,943
4,312	EnCana Corp.	50,772
9,933	ENI SpA	164,541
2,232	EOG Resources, Inc.	215,924
682	EQT Corp.^	44,494
16,752	Exxon Mobil Corp.	1,373,328
1,200	Galp Energia SGPS SA	21,280
1,128	Hess Corp.^	52,892
657	HollyFrontier Corp.^	23,632
1,272	Husky Energy, Inc.*	15,925

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
500	Idemitsu Kosan Co., Ltd.	$14,136
1,189	Imperial Oil, Ltd.	37,988
3,800	INPEX Corp.	40,505
1,260	Inter Pipeline, Ltd.	26,107
10,850	JX Holdings, Inc.	55,961
705	Keyera Corp.	21,552
7,857	Kinder Morgan, Inc.	150,697
290	Koninklijke Vopak NV	12,737
750	Lundin Petroleum AB*	16,428
3,305	Marathon Oil Corp.	44,816
2,142	Marathon Petroleum Corp.	120,123
632	Murphy Oil Corp.^	16,786
521	Neste Oil OYJ	22,761
781	Newfield Exploration Co.*	23,172
1,879	Noble Energy, Inc.^	53,288
2,927	Occidental Petroleum Corp.	187,943
5,352	Oil Search, Ltd.	29,503
488	OMV AG	28,437
1,228	ONEOK, Inc.^	68,043
6,801	Origin Energy, Ltd.*	40,086
686	Parsley Energy, Inc., Class A*	18,069
1,763	Pembina Pipelines Corp.	61,866
635	Peyto Exploration & Development Corp.	10,383
1,797	Phillips 66	164,623
681	Pioneer Natural Resources Co.	100,475
369	Plains GP Holdings, LP-CL A^	8,070
775	Prairiesky Royalty, Ltd.	19,835
726	Range Resources Corp.^	14,208
5,221	Repsol SA	96,314
17,716	Royal Dutch Shell plc, Class A	533,792
14,969	Royal Dutch Shell plc, Class B	460,256
6,196	Santos, Ltd.*	19,645
1,158	Seven Generations Energy*	18,322
1,400	Showa Shell Sekiyu K.K.	16,149
12,925	Snam SpA	62,285
4,749	Statoil ASA	95,291
6,773	Suncor Energy, Inc.	237,403
749	Targa Resources Corp.	35,428
9,283	Total SA^	499,227
813	Tourmaline Oil Corp.*	16,532
3,048	TransCanada Corp.	150,666
1,862	Valero Energy Corp.	143,244
1,273	Veresen, Inc.	19,101
444	Vermilion Energy, Inc.	15,783
3,383	Williams Cos., Inc. (The)	101,524
3,014	Woodside Petroleum, Ltd.	69,062

		8,700,800

Paper & Forest Products (0.1%):
1,393	Mondi plc	37,452
3,000	OYI Paper Co., Ltd.	16,201
2,017	Stora Enso OYJ, Registered Shares	28,523
2,334	UPM-Kymmene OYJ	63,296
350	West Fraser Timber Co., Ltd.	20,199

		165,671

Personal Products (0.8%):
413	Beiersdorf AG	44,433
1,897	Coty, Inc., Class A^	31,357
935	Estee Lauder Co., Inc. (The), Class A	100,831
1,800	Kao Corp.	106,148
100	KOSE Corp.	11,500
1,047	L’Oreal SA	222,442
1,500	Shiseido Co., Ltd.	60,227
6,477	Unilever NV	383,449

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
5,023	Unilever plc	$290,698

		1,251,085

Pharmaceuticals (5.8%):
1,335	Allergan plc	273,608
7,800	Astellas Pharma, Inc.	99,391
4,911	AstraZeneca plc	327,349
3,294	Bayer AG, Registered Shares	448,846
6,550	Bristol-Myers Squibb Co.	417,497
900	Chugai Pharmaceutical Co., Ltd.	37,384
1,600	Daiichi Sankyo Co., Ltd.	36,117
700	Dainippon Sumitomo Pharma Co., Ltd.^	9,115
1,000	Eisai Co., Ltd.	51,379
4,018	Eli Lilly & Co.	343,700
19,895	GlaxoSmithKline plc	396,819
563	Hikma Pharmaceuticals plc^	9,142
200	Hisamitsu Pharmaceutical Co., Inc.	9,603
154	Ipsen SA	20,487
237	Jazz Pharmaceuticals plc*^	34,661
10,591	Johnson & Johnson Co.	1,376,937
1,000	Kyowa Hakko Kogyo Co., Ltd.	17,030
428	Mallinckrodt plc*^	15,994
10,834	Merck & Co., Inc.	693,701
517	Merck KGaA	57,530
900	Mitsubishi Tanabe Pharma Corp.	20,691
1,844	Mylan NV*	57,846
8,768	Novartis AG, Registered Shares	752,587
7,396	Novo Nordisk A/S, Class B	355,113
1,600	Ono Pharmaceutical Co., Ltd.	36,356
411	Orion OYJ, Class B	19,078
1,500	Otsuka Holdings Co., Ltd.	59,624
562	Perrigo Co. plc^	47,574
22,956	Pfizer, Inc.	819,529
427	Recordati SpA	19,692
2,761	Roche Holding AG	705,014
4,561	Sanofi-Aventis SA	453,342
1,400	Santen Pharmaceutical Co., Ltd.	22,079
1,200	Shionogi & Co., Ltd.	65,656
100	Taisho Pharmaceutical Holdings Co., Ltd.	7,593
2,900	Takeda Pharmacuetical Co., Ltd.	160,632
54	Taro Pharmaceutical Industries, Ltd.*	6,085
3,885	Teva Pharmaceutical Industries, Ltd., ADR^	68,376
502	UCB SA	35,760
1,267	Valeant Pharmaceuticals
	International, Inc.*	18,158
160	Vifor Pharma AG	18,917
1,957	Zoetis, Inc.	124,778

		8,550,770

Professional Services (0.7%):
655	Adecco SA, Registered Shares	51,024
996	Bureau Veritas SA	25,704
2,593	Capita Group plc	19,631
491	Equifax, Inc.^	52,041
3,896	Experian plc	78,258
1,548	IHS Markit, Ltd.*^	68,236
627	Intertek Group plc	41,889
282	Manpower, Inc.	33,225
1,524	Nielsen Holdings plc^	63,171
465	Randstad Holding NV	28,794
4,500	Recruit Holdings Co., Ltd.	97,502
4,424	Reed Elsevier plc	97,042
3,903	RELX NV	83,112
509	Robert Half International, Inc.	25,623
1,229	Seek, Ltd.	16,068

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
22	SGS SA, Registered Shares	$52,791
702	Verisk Analytics, Inc.*	58,399
1,199	Wolters Kluwer NV	55,402

		947,912

Real Estate Management & Development (0.9%):
800	AEON Mall Co., Ltd.	14,247
165	Azrieli Group	9,170
10,400	CapitaLand, Ltd.	27,514
1,177	CBRE Group, Inc., Class A*	44,585
2,000	City Developments, Ltd.	16,754
11,000	CK Asset Holdings Ltd.	91,493
300	Daito Trust Construction Co., Ltd.	54,675
2,400	Daiwa House Industry Co., Ltd.	82,932
1,352	Deutsche Wohnen AG	57,410
760	First Capital Realty, Inc.^	11,988
6,900	Global Logistic Properties, Ltd.	16,792
4,000	Hang Lung Group, Ltd.	14,406
8,000	Hang Lung Properties, Ltd.	19,013
4,400	Henderson Land Development Co., Ltd.	29,235
5,100	Hongkong Land Holdings, Ltd.	36,732
1,400	Hulic Co., Ltd.	13,729
3,000	Hysan Development Co., Ltd.	14,133
178	Jones Lang LaSalle, Inc.	21,983
2,148	Lend Lease Group	30,307
5,000	Mitsubishi Estate Co., Ltd.	87,018
3,300	Mitsui Fudosan Co., Ltd.	71,633
22,308	New World Development Co., Ltd.	32,119
700	Nomura Real Estate Holdings, Inc.	14,965
12,117	Sino Land Co., Ltd.	21,282
1,000	Sumitomo Realty & Development Co., Ltd.	30,294
6,000	Sun Hung Kai Properties, Ltd.	97,931
2,000	Swire Pacific, Ltd., Class A	19,412
4,800	Swire Properties, Ltd.	16,298
318	Swiss Prime Site AG	28,597
900	Tokyo Tatemono Co., Ltd.	11,519
2,200	Tokyu Fudosan Holdings Corp.	13,290
3,069	UOL Group, Ltd.	18,401
1,889	Vonovia SE	80,377
5,000	Wharf Holdings, Ltd. (The)	44,565
3,000	Wheelock & Co., Ltd.(a)	21,101

		1,215,900

Road & Rail (1.0%):
39	AMERCO, Inc.^	14,621
7,972	Aurizon Holdings, Ltd.	30,739
3,034	Canadian National Railway Co.	251,407
565	Canadian Pacific Railway, Ltd., Class 1	94,912
600	Central Japan Railway Co.	105,272
12,700	ComfortDelGro Corp., Ltd.	19,538
3,587	CSX Corp.	194,631
737	DSV A/S	55,760
1,400	East Japan Railway Co.	129,347
900	Hankyu Hanshin Holdings, Inc.	34,168
359	J.B. Hunt Transport Services, Inc.	39,878
426	Kansas City Southern	46,298
1,000	Keihin Electric Express Railway Co., Ltd.	20,291
400	Keio Corp.	16,507
500	Keisei Electric Railway Co., Ltd.	13,853
700	Kintetsu Corp.	26,054
700	Kyushu Railway Co.	20,823
4,000	MTR Corp., Ltd.	23,412
600	Nagoya Railroad Co., Ltd.	12,946

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
300	Nippon Express Co., Ltd.	$19,562
1,209	Norfolk Southern Corp.	159,878
1,100	Odakyu Electric Railway Co., Ltd.	20,889
600	Tobu Railway Co., Ltd.	16,489
2,000	Tokyu Corp.	28,337
3,233	Union Pacific Corp.	374,930
700	West Japan Railway Co.	48,695

		1,819,237

Semiconductors & Semiconductor Equipment (2.9%):
3,346	Advanced Micro Devices, Inc.*^	42,662
1,519	Analog Devices, Inc.	130,892
4,153	Applied Materials, Inc.	216,330
1,300	ASM Pacific Technology, Ltd.	18,798
1,378	ASML Holding NV	235,054
1,602	Broadcom, Ltd.	388,548
100	Disco Corp.	20,408
4,690	Infineon Technologies AG	117,892
18,652	Intel Corp.	710,267
618	KLA-Tencor Corp.	65,508
652	Lam Research Corp.	120,646
1,673	Marvell Technology Group, Ltd.	29,947
1,111	Maxim Integrated Products, Inc.	53,006
875	Microchip Technology, Inc.^	78,558
4,304	Micron Technology, Inc.*	169,276
2,331	NVIDIA Corp.	416,713
1,413	NXP Semiconductors NV*	159,796
500	Qorvo, Inc.*	35,340
5,740	QUALCOMM, Inc.	297,562
2,000	Renesas Electronics Corp.*	21,825
300	ROHM Co., Ltd.	25,785
677	Skyworks Solutions, Inc.	68,986
2,574	STMicroelectronics NV	49,923
3,973	Texas Instruments, Inc.	356,140
600	Tokyo Electron, Ltd.	92,508
962	Xilinx, Inc.^	68,138

		3,990,508

Software (3.8%):
2,883	Activision Blizzard, Inc.	185,982
2,005	Adobe Systems, Inc.*	299,106
353	ANSYS, Inc.*	43,324
845	Autodesk, Inc.*	94,860
1,224	CA, Inc.	40,857
1,174	Cadence Design Systems, Inc.*	46,338
520	CDK Global, Inc.	32,807
506	Check Point Software Technologies, Ltd.*^	57,694
700	Citrix Systems, Inc.*	53,774
76	Constellation Software, Inc.	41,469
497	Dassault Systemes SA	50,246
879	Dell Technologies, Inc., Class V*	67,868
1,235	Electronic Arts, Inc.*	145,804
566	Fortinet, Inc.*	20,285
316	Gemalto NV	14,118
1,007	Intuit, Inc.	143,135
400	Konami Corp.	19,249
200	Line Corp.*	7,227
936	Micro Focus International plc, ADR*	29,858
809	Micro Focus International plc	25,876
28,913	Microsoft Corp.	2,153,729
700	Nexon Co., Ltd.	18,280
187	NICE Systems, Ltd.	15,083
400	Nintendo Co., Ltd.	148,276
948	Nuance Communications, Inc.*	14,903
946	Open Text Corp.	30,527
12,064	Oracle Corp.	583,294

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
200	Oracle Corp.	$15,727
728	Red Hat, Inc.*	80,706
3,432	Sage Group plc	32,143
2,687	Salesforce.com, Inc.*	251,020
3,897	SAP AG	426,880
648	ServiceNow, Inc.*	76,159
515	Splunk, Inc.*^	34,211
708	SS&C Technologies Holdings, Inc.	28,426
2,450	Symantec Corp.	80,385
605	Synopsys, Inc.*	48,721
400	Trend Micro, Inc.	19,706
295	VMware, Inc., Class A*^	32,211
462	Workday, Inc., Class A*^	48,690

		5,558,954

Specialty Retail (1.5%):
200	ABC-Mart, Inc.	10,562
290	Advance Auto Parts, Inc.	28,768
287	AutoNation, Inc.*^	13,621
120	AutoZone, Inc.*	71,413
597	Bed Bath & Beyond, Inc.^	14,012
1,143	Best Buy Co., Inc.^	65,105
756	CarMax, Inc.*^	57,312
350	Dick’s Sporting Goods, Inc.^	9,454
3,672	Dixons Carphone plc	9,526
133	Dufry AG, Registered Shares*	21,155
200	Fast Retailing Co., Ltd.	59,069
534	Foot Locker, Inc.^	18,807
935	Gap, Inc. (The)^	27,611
3,872	Hennes & Mauritz AB, Class B	100,494
100	Hikari Tsushin, Inc.	12,565
4,753	Home Depot, Inc. (The)	777,400
4,461	Industria de Diseno Textil SA	168,100
8,807	Kingfisher plc	35,227
983	L Brands, Inc.^	40,903
3,479	Lowe’s Cos., Inc.	278,111
300	Nitori Co., Ltd.	42,920
388	O’Reilly Automotive, Inc.*^	83,564
1,445	Ross Stores, Inc.^	93,304
100	Shimamura Co., Ltd.	12,018
292	Signet Jewelers, Ltd.^	19,433
492	Tiffany & Co.	45,156
2,279	TJX Cos., Inc. (The)	168,031
522	Tractor Supply Co.^	33,037
241	Ulta Salon, Cosmetics & Fragrance, Inc.*	54,480
800	USS Co., Ltd.	16,148
2,400	Yamada Denki Co., Ltd.^	13,119

		2,400,425

Technology Hardware, Storage & Peripherals (2.6%):
20,531	Apple, Inc.	3,164,237
1,801	BlackBerry, Ltd.*	20,138
900	Brother Industries, Ltd.	21,055
4,200	Canon, Inc.	143,576
1,000	Fujifilm Holdings Corp.	38,993
6,822	Hewlett Packard Enterprise Co.	100,352
6,492	HP, Inc.	129,580
1,800	Konica Minolta Holdings, Inc.	14,791
1,000	NEC Corp.	27,124
1,134	NetApp, Inc.	49,624
2,600	Ricoh Co., Ltd.	25,306
1,172	Seagate Technology plc^	38,875
1,100	Seiko Epson Corp.	26,644
1,213	Western Digital Corp.	104,803

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
809	Xerox Corp.	$26,932

		3,932,030

Textiles, Apparel & Luxury Goods (1.0%):
773	Adidas AG	174,845
600	ASICS Corp.	8,951
1,799	Burberry Group plc	42,491
1,086	Coach, Inc.	43,744
2,156	Compagnie Financiere Richemont SA	197,096
860	Gildan Activewear, Inc.	26,877
1,456	Hanesbrands, Inc.^	35,876
128	Hermes International SA	64,529
262	Hugo Boss AG	23,091
293	Kering	116,624
26,000	Li & Fung, Ltd.	13,055
432	Lululemon Athletica, Inc.*	26,892
696	Luxottica Group SpA	38,949
1,076	LVMH Moet Hennessy Louis Vuitton SA	296,623
694	Michael Kors Holdings, Ltd.*	33,208
5,267	Nike, Inc., Class C	273,094
193	Pandora A/S	19,053
320	PVH Corp.	40,339
224	Ralph Lauren Corp.	19,777
120	Swatch Group AG (The), Class B	49,929
210	Swatch Group AG (The), Registered Shares	16,753
731	Under Armour, Inc., Class A*^	12,047
702	Under Armour, Inc., Class C*^	10,544
1,359	VF Corp.^	86,392
3,000	Yue Yuen Industrial Holdings, Ltd.	11,438

		1,682,217

Thrifts & Mortgage Finance (0.0%):
1,773	New York Community Bancorp, Inc.^	22,854

Tobacco (1.4%):
7,573	Altria Group, Inc.	480,280
9,055	British American Tobacco plc	566,041
3,736	Imperial Tobacco Group plc, Class A	159,401
4,600	Japan Tobacco, Inc.	150,816
6,009	Philip Morris International, Inc.	667,059
739	Swedish Match AB, Class B	25,952

		2,049,549

Trading Companies & Distributors (0.5%):
659	AerCap Holdings NV*	33,681
1,988	Ashtead Group plc	47,979
606	Brenntag AG	33,767
1,312	Bunzl plc	39,879
1,131	Fastenal Co.^	51,551
660	Finning International, Inc.	15,093
824	HD Supply Holdings, Inc.*	29,722
5,800	ITOCHU Corp.	95,047
6,400	Marubeni Corp.	43,749
1,200	Misumi Group, Inc.	31,716
5,700	Mitsubishi Corp.	132,587
7,200	Mitsui & Co., Ltd.	106,512
1,153	Rexel SA	19,951
4,700	Sumitomo Corp.	67,672
800	Toyota Tsushu Corp.	26,308
958	Travis Perkins plc	18,587
331	United Rentals, Inc.*^	45,923
231	W.W. Grainger, Inc.^	41,522
1,045	Wolseley plc	68,559

		949,805

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure (0.2%):
2,991	Abertis Infraestructuras SA	$60,445
290	Aena SA	52,417
121	Aeroports de Paris	19,564
1,830	Atlantia SpA	57,770
3,464	Auckland International Airport, Ltd.	16,117
182	Fraport AG	17,287
1,770	Groupe Eurotunnel SA	21,337
27,700	Hutchison Port Holdings Trust	11,911
300	Japan Airport Terminal Co., Ltd.	10,698
500	Kamigumi Co., Ltd.	11,608
348	Macquarie Infrastructure Corp.	25,119
3,000	SATS, Ltd.	10,217
4,299	Sydney Airport	24,059
8,363	Transurban Group	78,191

		416,740

Water Utilities (0.0%):
703	American Water Works Co., Inc.	56,880
930	Severn Trent plc	27,079
2,680	United Utilities Group plc	30,686

		114,645

Wireless Telecommunication Services (0.7%):
7,000	KDDI Corp.	184,699
285	Millicom International Cellular SA, SDR	18,844
5,200	NTT DoCoMo, Inc.	118,873
1,431	Rogers Communications, Inc.	73,798
3,000	SoftBank Group Corp.	242,523
3,079	Sprint Corp.*^	23,955
5,000	StarHub, Ltd.	9,600
1,473	Tele2 AB	16,877
1,171	T-Mobile US, Inc.*	72,203
107,712	Vodafone Group plc	301,664

		1,063,036

Total Common Stocks (Cost $126,139,282)		151,041,874

Preferred Stocks (0.2%):
Automobiles (0.1%):
239	Bayerische Motoren Werke AG (BMW), 4.67%	21,291
605	Porsche Automobil Holding SE, 1.87%	38,679
759	Volkswagen AG, 1.49%	123,784

		183,754

Household Products (0.1%):
712	Henkel AG & Co. KGaA, 1.41%	96,912

Total Preferred Stocks (Cost $238,807)		280,666

Right (0.0%):
Equity Real Estate Investment Trusts (0.0%):
1,759	CapitaLand Commercial Trust, Expires on 10/20/17*	379

Total Right (Cost $–)		379

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (5.7%):
$8,665,098	AZL MSCI Global Equity Index Fund Securities Lending Collateral Account(b)	8,665,098

Total Securities Held as Collateral for Securities on Loan (Cost $8,665,098)		8,665,098

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Securities Held as Collateral for Securities on Loan (continued)
Total Investment Securities (Cost $135,043,187) - 105.3%	$159,988,017
Net other assets (liabilities) - (5.3)%	(8,019,601)

Net Assets - 100.0%	$151,968,416

Percentages indicated are based on net assets as of September 30, 2017.

ADR	-	American Depositary Receipt
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $8,826,314.
+	Affiliated Securities
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2017. The total of all such securities represent 0.01% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.

Amounts shown as “-” are either $0 or round to less than $1.

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2017:

Country	Percentage
Argentina	— %^
Australia	2.4%
Austria	0.1%
Belgium	0.4%
Bermuda	0.2%
Canada	3.5%
Denmark	0.6%
Finland	0.4%
France	3.6%
Germany	3.5%
Hong Kong	1.2%
Ireland (Republic of)	0.8%
Israel	0.2%
Italy	0.8%
Japan	8.2%
Liberia	0.1%
Luxembourg	0.1%
Netherlands	1.9%
New Zealand	0.1%
Norway	0.3%
Panama	0.1%
Portugal	— %^
Singapore	0.7%
Spain	1.2%
Sweden	1.0%
Switzerland	3.3%
United Arab Emirates	— %^
United Kingdom	6.1%
United States	59.2%

100.0%

^	Represents less than 0.05%.

Continued

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Futures Contracts

Cash of $29,712 has been segregated to cover margin requirements for the following open contracts as of September 30, 2017.

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 December Futures (Euro)	12/15/17	2	84,522	$856
FTSE 100 Index December Futures (British Pounds)	12/15/17	1	98,201	5
S&P 500 Index E-Mini December Futures (U.S. Dollars)	12/15/17	3	377,415	(30)
SGX Nikkei 225 Index December Futures (Japanese Yen)	12/7/17	1	90,459	3,062

				$3,893

See accompanying notes to the schedules of portfolio investments.

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (40.3%):
Aerospace & Defense (1.8%):
12,035	Boeing Co. (The)	$3,059,418
2,396	General Dynamics Corp.	492,570
5,570	Lockheed Martin Corp.	1,728,315
4,388	Moog, Inc., Class A*	366,091
4,010	Northrop Grumman Corp.	1,153,757
10,879	Raytheon Co.	2,029,804
15,809	Spirit AeroSystems Holdings, Inc., Class A	1,228,675
11,202	United Technologies Corp.	1,300,328

		11,358,958

Air Freight & Logistics (0.0%):
230	CEVA Group plc*(a)	103,343

Auto Components (0.2%):
3,240	Gentex Corp.^	64,152
8,058	Lear Corp.	1,394,679

		1,458,831

Banks (2.9%):
170,958	Bank of America Corp.	4,332,076
51,530	Citigroup, Inc.	3,748,292
56,221	JPMorgan Chase & Co.	5,369,667
993	PNC Financial Services Group, Inc.	133,827
2,004	U.S. Bancorp	107,394
78,055	Wells Fargo & Co.	4,304,733

		17,995,989

Beverages (0.8%):
48,636	Coca-Cola Co. (The)	2,189,106
28,401	PepsiCo, Inc.	3,164,724

		5,353,830

Biotechnology (1.6%):
33,743	AbbVie, Inc.	2,998,403
16,056	Amgen, Inc.	2,993,641
724	Biogen Idec, Inc.*	226,699
2,073	Celgene Corp.*	302,285
31,459	Gilead Sciences, Inc.	2,548,808
10,967	United Therapeutics Corp.*^	1,285,223

		10,355,059

Building Products (0.2%):
12,520	Owens Corning, Inc.	968,422

Capital Markets (0.7%):
655	BGC Partners, Inc., Class A	9,478
8,971	Goldman Sachs Group, Inc. (The)	2,127,832
1,825	LPL Financial Holdings, Inc.^	94,115
23,389	Morgan Stanley	1,126,648
27,670	Thomson Reuters Corp.	1,269,499

		4,627,572

Chemicals (0.4%):
7,659	DowDuPont, Inc.*	530,233
17,780	LyondellBasell Industries NV, Class A	1,761,109
3,004	Monsanto Co.	359,939

		2,651,281

Commercial Services & Supplies (0.1%):
8,390	KAR Auction Services, Inc.	400,539
6,710	LSC Communications, Inc.^	110,782

		511,321

Communications Equipment (0.7%):
92,025	Cisco Systems, Inc.	3,094,801
971	F5 Networks, Inc.*	117,064
51,169	Juniper Networks, Inc.	1,424,033

		4,635,898

Consumer Finance (0.2%):
1,602	American Express Co.	144,917

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
21,946	Discover Financial Services	$1,415,078

		1,559,995

Diversified Consumer Services (0.2%):
50,948	H&R Block, Inc.^	1,349,103

Diversified Financial Services (0.7%):
16,970	Berkshire Hathaway, Inc., Class B*	3,110,940
51,122	Leucadia National Corp.	1,290,831

		4,401,771

Diversified Telecommunication Services (0.8%):
106,399	AT&T, Inc.	4,167,649
21,130	Verizon Communications, Inc.	1,045,724

		5,213,373

Electric Utilities (0.8%):
2,812	Duke Energy Corp.	235,983
3,035	Exelon Corp.	114,328
47,481	FirstEnergy Corp.	1,463,840
14,237	NextEra Energy, Inc.	2,086,433
37,431	PPL Corp.	1,420,506

		5,321,090

Electrical Equipment (0.2%):
18,402	Eaton Corp. plc	1,413,089

Electronic Equipment, Instruments & Components (0.1%):
484	Corning, Inc.	14,481
11,977	Jabil, Inc.	341,944

		356,425

Energy Equipment & Services (0.0%):
3,226	Halliburton Co.	148,493

Equity Real Estate Investment Trusts (0.5%):
2,291	Gaming & Leisure Properties, Inc.	84,515
48,363	Parks Hotels & Resorts, Inc.^	1,332,884
2,141	ProLogis, Inc.	135,868
48,623	Weyerhaeuser Co.	1,654,641

		3,207,908

Food & Staples Retailing (1.4%):
28,527	CVS Health Corp.	2,319,816
66,787	Kroger Co. (The)^	1,339,747
5,411	United Natural Foods, Inc.*^	225,043
27,256	Walgreens Boots Alliance, Inc.	2,104,708
34,528	Wal-Mart Stores, Inc.	2,698,019

		8,687,333

Food Products (0.9%):
32,153	Archer-Daniels-Midland Co.	1,366,824
9,551	Bunge, Ltd.	663,412
5,273	Campbell Soup Co.^	246,882
23,354	ConAgra Foods, Inc.	787,964
11,272	JM Smucker Co. (The)^	1,182,771
1,819	Sanderson Farms, Inc.^	293,805
14,594	Tyson Foods, Inc., Class A	1,028,147

		5,569,805

Health Care Equipment & Supplies (0.5%):
27,342	Baxter International, Inc.	1,715,711
56	C.R. Bard, Inc.	17,948
11,524	Masimo Corp.*^	997,517
8,942	Medtronic plc	695,419

		3,426,595

Health Care Providers & Services (1.9%):
10,300	Aetna, Inc.	1,637,803
10,133	Anthem, Inc.	1,924,054
16,666	Centene Corp.*	1,612,769
27,866	Express Scripts Holding Co.*	1,764,475
7,036	Humana, Inc.	1,714,181

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
18,228	UnitedHealth Group, Inc.	$3,569,953

		12,223,235

Hotels, Restaurants & Leisure (0.4%):
18,243	Carnival Corp., Class A	1,177,951
1,081	McDonald’s Corp.	169,371
10,231	Royal Caribbean Cruises, Ltd.	1,212,783

		2,560,105

Household Durables (0.5%):
17,681	PulteGroup, Inc.^	483,222
60,605	Taylor Morrison Home Corp., Class A*^	1,336,340
32,007	Toll Brothers, Inc.^	1,327,330

		3,146,892

Household Products (0.7%):
7,036	Colgate-Palmolive Co.	512,573
44,772	Procter & Gamble Co. (The)	4,073,356

		4,585,929

Industrial Conglomerates (0.7%):
13,504	3M Co., Class C^	2,834,489
51,703	General Electric Co.	1,250,179
2,830	Honeywell International, Inc.	401,124

		4,485,792

Insurance (0.3%):
8,983	Aflac, Inc.	731,126
122	Erie Indemnity Co., Class A^	14,710
959	First American Financial Corp.	47,921
2,151	FNF Group	102,086
9,194	Prudential Financial, Inc.	977,507

		1,873,350

Internet & Direct Marketing Retail (0.8%):
5,411	Amazon.com, Inc.*	5,201,864
19	Priceline Group, Inc. (The)*	34,786

		5,236,650

Internet Software & Services (2.2%):
3,515	Alphabet, Inc., Class A*	3,422,626
3,002	Alphabet, Inc., Class C*	2,879,248
37,077	eBay, Inc.*	1,425,981
35,594	Facebook, Inc., Class A*	6,081,947

		13,809,802

IT Services (0.8%):
5,472	Accenture plc, Class C	739,103
19,039	International Business Machines Corp.	2,762,178
1,323	MasterCard, Inc., Class A	186,808
292	Maximus, Inc.	18,834
13,216	Total System Services, Inc.	865,648
8,680	Visa, Inc., Class A^	913,483

		5,486,054

Machinery (1.2%):
36,985	Allison Transmission Holdings, Inc.^	1,388,047
8,600	Caterpillar, Inc.	1,072,506
10,043	Cummins, Inc.	1,687,525
14,191	Deere & Co.^	1,782,248
1,873	Fortive Corp.	132,590
1,696	Illinois Tool Works, Inc.	250,940
13,376	Ingersoll-Rand plc^	1,192,738

		7,506,594

Media (1.5%):
1,694	Charter Communications, Inc., Class A*	615,633
88,839	Comcast Corp., Class A	3,418,525

Shares		Fair Value
Common Stocks, continued
Media, continued
22,765	Discovery Communications, Inc., Class C*^	$461,219
100,573	Tegna, Inc.^	1,340,638
6,724	Time Warner, Inc.	688,874
31,188	Walt Disney Co. (The)	3,074,201

		9,599,090

Metals & Mining (0.3%):
41,207	Freeport-McMoRan Copper & Gold, Inc.*	578,546
13,035	Newmont Mining Corp.	488,943
11,407	Tahoe Resources, Inc.^	60,115
23,401	Warrior Met Coal, Inc.	551,562

		1,679,166

Mortgage Real Estate Investment Trusts (0.3%):
22,277	Agnc Investment Corp.^	482,965
107,227	Annaly Capital Management, Inc.	1,307,097
18,522	Two Harbors Investment Corp.^	186,702

		1,976,764

Multiline Retail (0.4%):
51,473	Macy’s, Inc.^	1,123,141
25,620	Target Corp.^	1,511,836

		2,634,977

Oil, Gas & Consumable Fuels (1.7%):
13,951	Chevron Corp.	1,639,243
31,125	ConocoPhillips Co.	1,557,806
8,191	Devon Energy Corp.	300,692
66,396	Exxon Mobil Corp.	5,443,144
23,422	Valero Energy Corp.^	1,801,854

		10,742,739

Paper & Forest Products (0.2%):
47,813	Louisiana-Pacific Corp.*	1,294,776

Pharmaceuticals (2.6%):
2,703	Allergan plc	553,980
23,130	Bristol-Myers Squibb Co.	1,474,306
9,236	Eli Lilly & Co.	790,047
42,059	Johnson & Johnson Co.	5,468,090
53,190	Merck & Co., Inc.	3,405,756
109,352	Pfizer, Inc.	3,903,866

		15,596,045

Professional Services (0.1%):
12,503	Robert Half International, Inc.	629,401

Road & Rail (0.4%):
21,529	Union Pacific Corp.	2,496,718

Semiconductors & Semiconductor Equipment (2.1%):
40,198	Applied Materials, Inc.	2,093,914
92,444	Intel Corp.	3,520,267
15,258	KLA-Tencor Corp.	1,617,348
72,116	Marvell Technology Group, Ltd.	1,290,877
46,618	Micron Technology, Inc.*	1,833,486
6,445	QUALCOMM, Inc.	334,109
1,685	Skyworks Solutions, Inc.^	171,702
27,279	Texas Instruments, Inc.	2,445,289

		13,306,992

Software (1.7%):
1,852	Citrix Systems, Inc.*	142,271
6,569	Electronic Arts, Inc.*	775,536
8,096	Intuit, Inc.	1,150,765
108,061	Microsoft Corp.	8,049,464
8,906	Oracle Corp.	430,605

		10,548,641

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail (0.8%):
23,297	Best Buy Co., Inc.^	$1,326,997
6,357	GameStop Corp., Class A^	131,336
33,298	Gap, Inc. (The)^	983,290
17,006	Home Depot, Inc. (The)	2,781,501

		5,223,124

Technology Hardware, Storage & Peripherals (2.6%):
69,895	Apple, Inc.	10,772,217
89,976	HP, Inc.	1,795,921
4,267	NetApp, Inc.^	186,724
31,964	Seagate Technology plc^	1,060,246
18,298	Western Digital Corp.	1,580,947
12,676	Xerox Corp.	421,984

		15,818,039

Textiles, Apparel & Luxury Goods (0.2%):
30,553	Michael Kors Holdings, Ltd.*	1,461,961

Tobacco (0.2%):
2,975	Altria Group, Inc.	188,675
6,989	Philip Morris International, Inc.	775,848

		964,523

Total Common Stocks (Cost $221,721,440)		255,562,843

Convertible Preferred Stocks (0.0%):
Air Freight & Logistics (0.0%):
49	CEVA Group plc, Series A-2(a)	21,848
6	CEVA Group plc, Series A-1(a)	3,720

		25,568

Total Convertible Preferred Stocks (Cost $11,360)		25,568

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (0.6%):
1,696,593	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(b)	1,708,006

743,667	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	773,000

229,167	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	228,826

301,000	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(b)	300,970

220,000	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/23 @ 100(b)	219,978

404,143	Thunderbolt Aircraft Lease Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(b)(c)	416,709

Total Asset Backed Securities (Cost $3,594,758)		3,647,489

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations (0.4%):
$ 1,900,000	GAHR Commercial Mortgage Trust, Class DFX, Series 2015-NRF, 3.38%, 12/15/34(b)	$1,919,321

103,000	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(b)	105,365

146,000	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(b)	147,236

414,000	MSCG Trust, Class A, Series 2016-SNR, 3.46%, 11/15/34(b)(c)	414,582

Total Collateralized Mortgage Obligations (Cost $2,594,277)		2,586,504

Corporate Bonds (16.4%):
Aerospace & Defense (0.1%):
$70,000	DAE Funding LLC, 4.50%, 8/1/22, Callable 8/1/19 @ 102.25(b)	71,741
70,000	DAE Funding LLC, 5.00%, 8/1/24, Callable 8/1/20 @ 103.75(b)	71,750
500,000	KLX, Inc., 5.88%, 12/1/22, Callable 12/1/17 @ 104.41(b)	523,850

		667,341

Automobiles (0.1%):
330,000	General Motors Co., 3.50%, 10/2/18	335,358

Banks (1.4%):
640,000	Bank of America Corp., 4.20%, 8/26/24	673,109
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25	421,941
516,000	Bank of America Corp., 3.88%, 8/1/25, MTN	540,518
66,000	Bank of America Corp., Series G, 4.45%, 3/3/26	69,778
396,000	Bank of America Corp., Series G, 3.50%, 4/19/26	402,603
397,000	Bank of America Corp., 4.25%, 10/22/26	415,335
200,000	CIT Group, Inc., 5.00%, 8/15/22	216,440
730,000	Citigroup, Inc., 4.05%, 7/30/22	764,172
1,000,000	Citigroup, Inc., 4.30%, 11/20/26	1,041,578
250,000	Citizens Bank NA/RI, 2.55%, 5/13/21, Callable 4/13/21 @ 100	251,046
2,005,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,087,740
231,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	226,080
1,422,000	JPMorgan Chase & Co., 4.13%, 12/15/26	1,482,693
550,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100	562,058

		9,155,091

Beverages (0.5%):
992,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	1,028,480
939,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,035,279
1,074,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	1,213,155

		3,276,914

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets (0.2%):
$ 399,000	Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19	$403,561
154,000	IntercontinentalExchange, 2.75%, 12/1/20, Callable 11/1/20 @ 100^	156,967
148,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100^	163,496
157,000	Moody’s Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100(b)	155,940
523,000	Morgan Stanley, 4.88%, 11/1/22	566,813
114,000	Tiaa Asset Management Finance LLC, 2.95%, 11/1/19(b)	115,897

		1,562,674

Chemicals (0.3%):
350,000	CF Industries Holdings, Inc., 3.45%, 6/1/23	345,625
350,000	CF Industries, Inc., 4.95%, 6/1/43	324,625
190,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	197,125
200,000	Platform Specialty Products, 6.50%, 2/1/22, Callable 2/1/18 @ 103.25^(b)	207,250
95,000	Tronox Finance LLC, 7.50%, 3/15/22, Callable 3/15/18 @ 103.75^(b)	100,106
130,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28(b)	132,438
175,000	Venator Finance SARL/Venator Materials Corp., 5.75%, 7/15/25, Callable 7/15/20 @ 104.31^(b)	182,000
200,000	W R Grace & Co., 5.63%, 10/1/24(b)	219,750

		1,708,919

Commercial Services & Supplies (0.2%):
500,000	ADT Corp., 6.25%, 10/15/21^	555,562
100,000	ADT Corp. (The), 4.88%, 7/15/32(b)	93,500
95,000	Covanta Holding Corp., 5.88%, 3/1/24, Callable 3/1/19 @ 102.94^	94,288
500,000	Prime Securities Services Borrower/Finance, 9.25%, 5/15/23, Callable 5/15/19 @ 104.63(b)	551,780

		1,295,130

Communications Equipment (0.0%):
200,000	Brocade Communications Systems, Inc., 4.63%, 1/15/23, Callable 1/15/18 @ 102.31^	205,000

Construction & Engineering (0.0%):
200,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100	206,750

Consumer Finance (2.0%):
300,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/20/25 @ 100^	325,260
320,000	Capital One Financial Co., 2.45%, 4/24/19, Callable 3/24/19 @ 100	321,960

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$ 534,000	Capital One NA, Series BNKT, 2.95%, 7/23/21, Callable 6/23/21 @ 100	$541,144
1,000,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	1,020,236
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,087,002
600,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	611,933
533,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	534,788
600,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	606,038
1,000,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19^	1,008,067
751,000	Ford Motor Credit Co. LLC, 5.88%, 8/2/21	835,342
200,000	General Motors Acceptance Corp., 8.00%, 11/1/31	257,980
383,000	General Motors Financial Co., 3.50%, 7/10/19^	392,269
500,000	General Motors Financial Co., 4.20%, 3/1/21, Callable 2/1/21 @ 100^	524,086
2,003,000	General Motors Financial Co., 4.38%, 9/25/21	2,123,433
200,000	General Motors Financial Co., 4.25%, 5/15/23	208,950
161,000	Hyundai Capital America, 2.88%, 8/9/18^(b)	161,837
378,000	Hyundai Capital America, 2.55%, 2/6/19(b)	378,577
200,000	SLM Corp., 5.50%, 1/15/19	206,676
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	526,076
610,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	633,875

		12,305,529

Containers & Packaging (0.1%):
65,000	Crown Americas LLC/Crown Americas Capital Corp., 4.25%, 9/30/26, Callable 3/31/26 @ 100	65,650
50,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	58,750
200,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56(b)	208,720

		333,120

Diversified Consumer Services (0.2%):
700,000	APX Group, Inc., 8.75%, 12/1/20, Callable 11/6/17 @ 104.38	721,875
430,000	APX Group, Inc., 7.63%, 9/1/23, Callable 9/1/19 @ 105.72(d)	452,038
110,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(b)	116,050

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts,
Shares,
Notional
Amount or
Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$ 200,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/1/20 @ 106.19(b)	$215,500

		1,505,463

Diversified Financial Services (0.1%):
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(b)	509,233
185,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	182,577

		691,810

Diversified Telecommunication Services (0.7%):
322,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100^	324,295
614,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100^	631,736
200,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69	204,750
200,000	Level 3 Financing, Inc., 5.38%, 5/1/25, Callable 5/1/20 @ 102.69	205,625
200,000	Qwest Corp., 6.75%, 12/1/21	218,397
130,000	Qwest Corp., 7.25%, 9/15/25	143,846
130,000	Qwest Corp., 6.88%, 9/15/33, Callable 11/6/17 @ 100.59^	127,219
400,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 2/15/20 @ 103.31^(b)	391,000
100,000	Verizon Communications, Inc., 5.50%, 3/16/47^	111,016
603,000	Verizon Communications, Inc., 5.01%, 4/15/49	616,516
930,000	Verizon Communications, Inc., 5.01%, 8/21/54	932,715
500,000	Zayo Group LLC/Zayo Capital, 6.38%, 5/15/25, Callable 5/15/20 @ 103.19	538,815

		4,445,930

Electric Utilities (0.2%):
200,000	Ceridian Hcm Holding, Inc., 11.00%, 3/15/21, Callable 11/6/17 @ 105.5(b)	212,250
110,000	Emera US Finance LP, 2.15%, 6/15/19	110,044
109,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	109,587
174,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100^	175,171
436,000	Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100	455,438
305,000	FirstEnergy Solutions Co., 6.05%, 8/15/21	145,638
168,734	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)	182,654
117,000	NV Energy, Inc., 6.25%, 11/15/20	130,513
2,581,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20(a)(d)	6,453

		1,527,748

Contracts,
Shares,
Notional
Amount or
Principal Amount		Fair Value
Corporate Bonds, continued
Energy Equipment & Services (0.1%):
$ 234,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100^	$240,273
205,000	Halliburton Co., 4.85%, 11/15/35, Callable 5/15/35 @ 100	222,241
110,000	Nabors Industries, Inc., 5.50%, 1/15/23, Callable 11/15/22 @ 100^	107,800

		570,314

Equity Real Estate Investment Trusts (2.8%):
500,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100^	507,577
1,000,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	1,004,291
279,000	Brandywine Realty Trust, 4.95%, 4/15/18, Callable 3/15/18 @ 100	282,762
528,000	Brixmor Operating Partners LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	521,611
1,000,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	1,000,671
717,000	Corporate Office Properties LP, 5.25%, 2/15/24, Callable 11/15/23 @ 100	776,286
110,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	114,400
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100^	1,180,655
48,000	DDR Corp., 3.90%, 8/15/24, Callable 6/15/24 @ 100	48,354
173,000	DDR Corp., 4.25%, 2/1/26, Callable 11/1/25 @ 100	173,512
315,000	Digital Realty Trust LP, 3.95%, 7/1/22, Callable 5/1/22 @ 100	332,131
900,000	Digital Realty Trust LP, 4.75%, 10/1/25, Callable 7/1/25 @ 100	975,308
183,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	188,648
500,000	Equinix, Inc., 5.75%, 1/1/25, Callable 1/1/20 @ 102.88	538,125
800,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	821,218
500,000	HCP, Inc., 3.40%, 2/1/25, Callable 11/1/24 @ 100	498,265
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	513,785
735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	740,027
200,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	206,500

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$ 549,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	$565,884
101,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100^	102,490
526,000	Omega Healthcare Investors, Inc., 5.25%, 1/15/26, Callable 10/15/25 @ 100^	555,428
1,628,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100^	1,627,024
494,000	Omega Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100^	495,964
600,000	Sabra Health/Capital Corp., 5.50%, 2/1/21, Callable 11/6/17 @ 104.13	616,944
700,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	712,423
275,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	275,708
111,000	Ventas Realty LP, 4.00%, 4/30/19, Callable 1/30/19 @ 100	113,841
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	118,443
1,361,000	Ventas Realty LP, 3.50%, 2/1/25, Callable 11/1/24 @ 100^	1,366,312
151,000	Ventas Realty LP, 4.13%, 1/15/26, Callable 10/15/25 @ 100	157,264

		17,131,851

Food & Staples Retailing (0.1%):
244,000	CVS Health, 3.50%, 7/20/22, Callable 5/20/22 @ 100	253,828
65,000	US Foods, Inc., 5.88%, 6/15/24, Callable 6/15/19 @ 102.94(b)	68,088
271,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	279,882

		601,798

Food Products (0.0%):
200,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5(b)	199,500

Health Care Equipment & Supplies (0.0%):
125,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	129,688

Health Care Providers & Services (0.8%):
300,000	Community Health System, Inc., 6.88%, 2/1/22, Callable 2/1/18 @ 103.44^	235,500
120,000	Community Health System, Inc., 6.25%, 3/31/23, Callable 3/31/20 @ 103.13	117,900
400,000	DaVita HealthCare Partners, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56	401,000
355,000	HCA, Inc., 3.75%, 3/15/19	362,544
1,900,000	HCA, Inc., 6.50%, 2/15/20	2,068,624
25,000	HCA, Inc., 5.88%, 3/15/22	27,688
20,000	HCA, Inc., 4.75%, 5/1/23	21,100

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 300,000	HCA, Inc., 5.38%, 2/1/25	$316,125
320,000	HCA, Inc., 5.25%, 4/15/25	346,000
200,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	215,500
200,000	Tenet Healthcare Corp., 4.50%, 4/1/21^	203,940
400,000	Tenet Healthcare Corp., 8.13%, 4/1/22	407,000
200,000	WellCare Health Plans, 5.25%, 4/1/25, Callable 4/1/20 @ 103.94	210,500

		4,933,421

Health Care Technology (0.0%):
200,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(b)	212,000

Hotels, Restaurants & Leisure (0.3%):
200,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75(b)	212,750
500,000	Landry’s, Inc., 6.75%, 10/15/24, Callable 10/15/19 @ 103.38^(b)	505,626
86,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100	87,625
227,000	McDonald’s Corp., 3.70%, 1/30/26, Callable 10/30/25 @ 100	236,507
200,000	MGM Growth Properties LLC, 4.50%, 9/1/26, Callable 6/1/26 @ 100^	203,000
100,000	Penn National Gaming, Inc., 5.63%, 1/15/27, Callable 1/15/22 @ 102.81^(b)	103,750
400,000	Scientific Games International, Inc., 10.00%, 12/1/22, Callable 12/1/18 @ 105	443,000

		1,792,258

Household Products (0.0%):
200,000	Energizer Holdings, Inc., 5.50%, 6/15/25, Callable 6/15/20 @ 102.75(b)	210,500

Independent Power & Renewable Electricity Producers (0.2%):
200,000	AES Corp., 5.50%, 3/15/24, Callable 3/15/19 @ 102.75	208,250
200,000	Dynegy, Inc., 7.38%, 11/1/22, Callable 11/1/18 @ 103.69^	208,250
500,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100	505,000
136,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100^(b)	136,333
30,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100^(b)	30,638
230,000	NRG Energy, 6.25%, 5/1/24, Callable 5/1/19 @ 103.13^	239,200

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Independent Power & Renewable Electricity Producers, continued
$ 145,000	Terraform Power Operating LLC, 6.38%, 2/1/23, Callable 2/1/18 @ 104.78(b)	$150,800

		1,478,471

Industrial Conglomerates (0.1%):
200,000	Icahn Enterprises LP, 6.00%, 8/1/20, Callable 11/6/17 @ 103	206,390
200,000	Icahn Enterprises LP, 5.88%, 2/1/22, Callable 11/6/17 @ 104.41^	206,000

		412,390

Insurance (0.7%):
218,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100	224,622
809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	835,460
500,000	Pacific Life Insurance Co., 9.25%, 6/15/39(b)	821,210
436,000	Pacific Lifecorp, 5.13%, 1/30/43(b)	485,081
497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(b)	561,304
1,042,000	Unum Group, 5.75%, 8/15/42	1,240,521
130,000	USIS Merger Sub, Inc., 6.88%, 5/1/25, Callable 5/1/20 @ 103.44(b)	132,438

		4,300,636

Internet Software & Services (0.2%):
350,000	Genesys/Greeneden LUX/US, 10.00%, 11/30/24, Callable 11/30/19 @ 107.5(b)	395,500
900,000	Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24, Callable 11/15/19 @ 106.47^(b)	960,390

		1,355,890

IT Services (0.0%):
200,000	First Data Corp., 5.38%, 8/15/23, Callable 8/15/18 @ 102.69(b)	209,200

Life Sciences Tools & Services (0.0%):
66,000	Thermo Fisher Scientific, 2.40%, 2/1/19	66,445

Machinery (0.0%):
34,000	Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19	34,387

Media (1.6%):
395,000	21st Century Fox America, 7.75%, 12/1/45	598,252
500,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03(b)	528,750
115,000	AMC Entertainment, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88^	112,988
400,000	AMC Networks, Inc., 5.00%, 4/1/24, Callable 4/1/20 @ 102.5	413,000

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 400,000	CCO Holdings LLC, 5.75%, 2/15/26, Callable 2/15/21 @ 102.88(b)	$419,400
400,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94^(b)	419,000
200,000	CSC Holdings LLC, 5.50%, 4/15/27, Callable 4/15/22 @ 102.75(b)	208,000
200,000	Dish DBS Corp., 5.88%, 7/15/22	212,500
200,000	Dish DBS Corp., 5.00%, 3/15/23^	204,375
450,000	MHGE Parent LLC/Finance, 8.50%, 8/1/19, Callable 11/6/17 @ 100^(b)	448,875
500,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(b)	547,500
200,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/15/18 @ 102.31^(b)	205,500
600,000	Sirius XM Radio, Inc., 5.38%, 4/15/25, Callable 4/15/20 @ 102.69^(b)	633,000
716,000	Time Warner Cable, Inc., 8.25%, 4/1/19	778,486
1,000,000	Time Warner Cable, Inc., 4.13%, 2/15/21, Callable 11/15/20 @ 100	1,038,352
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	645,488
155,000	Time Warner Cable, Inc., 6.55%, 5/1/37	182,055
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	351,457
1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39	1,799,761
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	71,644
200,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56(b)	204,000

		10,022,383

Metals & Mining (0.0%):
200,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100^	196,938

Multi-Utilities (0.1%):
339,000	Sempra Energy, 6.00%, 10/15/39	428,554

Oil, Gas & Consumable Fuels (1.9%):
800,000	Access Midstream Partner, 4.88%, 3/15/24, Callable 3/15/19 @ 102.44	837,256
149,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100^	158,013
308,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100^	343,987
738,000	Anadarko Petroleum Corp., 7.50%, 5/1/31	918,459
78,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	92,274

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 410,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100^	$507,606
300,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 11/6/17 @ 103.84^	306,750
140,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/1/24 @ 100	159,600
438,000	Chesapeake Energy Corp., 8.00%, 12/15/22, Callable 12/15/18 @ 104^(b)	471,945
200,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 11/6/17 @ 104.69(b)	206,000
88,000	Columbia Pipeline Group, 2.45%, 6/1/18	88,303
132,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	141,019
110,000	Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100^	110,275
100,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 4/1/20 @ 104.31	102,125
100,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22, Callable 11/6/17 @ 103.25	102,000
400,000	DCP Midstream Operating LLC, 8.13%, 8/16/30	469,000
125,000	Denbury Resources, Inc., 4.63%, 7/15/23, Callable 1/15/18 @ 102.31	66,250
117,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100	116,655
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	124,662
400,000	Endeavor Energy Resource, 7.00%, 8/15/21, Callable 11/6/17 @ 103.5^(b)	414,000
200,000	Energy Transfer Equity, 5.88%, 1/15/24, Callable 10/15/23 @ 100^	214,750
165,000	Everest Acquisition Finance, Inc., 8.00%, 11/29/24, Callable 11/30/19 @ 106^(b)	166,650
200,000	Global Partners LP, 6.25%, 7/15/22, Callable 11/6/17 @ 104.69	202,500
205,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 6/1/19 @ 102.5(b)	200,900
60,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44(d)	60,525
111,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100^	113,007

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 112,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	$114,585
195,000	Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	196,076
42,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	47,974
979,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	1,029,938
10,000	NGPL PipeCo LLC, 4.38%, 8/15/22, Callable 5/15/22 @ 100(b)	10,375
10,000	NGPL PipeCo LLC, 4.88%, 8/15/27, Callable 2/15/27 @ 100^(b)	10,479
200,000	NuStar Logistics LP, 5.63%, 4/28/27, Callable 1/28/27 @ 100^	211,000
200,000	PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23, Callable 11/15/18 @ 105.25^	205,750
38,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	38,235
200,000	Range Resources Corp., 5.00%, 8/15/22, Callable 5/15/22 @ 100(b)	199,750
200,000	Rose Rock Midstream LP, 5.63%, 7/15/22, Callable 10/23/17 @ 104.22^	195,500
233,000	Southwestern Energy Co., 6.70%, 1/23/25, Callable 10/23/24 @ 100	236,495
40,000	Southwestern Energy Co., 7.50%, 4/1/26, Callable 4/1/21 @ 105.63^	41,600
200,000	Summit Midstream Holdings LLC, 5.75%, 4/15/25, Callable 4/15/20 @ 104.31	203,000
548,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	557,433
200,000	Sunoco LP/Finance Corp., 6.25%, 4/15/21, Callable 4/15/18 @ 103.13	209,570
135,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 5/15/18 @ 102.13	133,819
103,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100^	107,957
204,000	Williams Companies, Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100^	202,980
200,000	Williams Companies, Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100^	207,000
239,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100^	246,933
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	172,432

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	$300,653

		11,574,045

Professional Services (0.0%):
200,000	Tempo Finance, Corp., 6.75%, 6/1/25, Callable 6/1/20 @ 103.38(b)	202,000

Real Estate Management & Development (0.3%):
1,625,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5	1,683,741
200,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 3/15/20 @ 104.03(b)	204,000

		1,887,741

Semiconductors & Semiconductor Equipment (0.0%):
135,000	QORVO, Inc., 7.00%, 12/1/25, Callable 12/1/20 @ 103.5	154,238

Software (0.2%):
500,000	Solera LLC, 10.50%, 3/1/24, Callable 3/1/19 @ 107.88(b)	569,225
250,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 9/30/18 @ 104.5(b)	259,063
125,000	Symantec Corp., 5.00%, 4/15/25, Callable 4/15/20 @ 102.5(b)	130,704
125,000	Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24, Callable 2/1/19 @ 107.88(b)	133,906

		1,092,898

Specialty Retail (0.0%):
200,000	L Brands, Inc., 6.75%, 7/1/36	193,460

Technology Hardware, Storage & Peripherals (0.1%):
441,000	HP Enterprise Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100	457,117

Tobacco (0.4%):
212,000	Altria Group, Inc., 4.00%, 1/31/24	225,177
94,000	Reynolds American, Inc., 3.25%, 6/12/20	96,597
320,000	Reynolds American, Inc., 4.00%, 6/12/22^	338,052
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	248,667
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	140,725
923,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	1,129,383
600,000	Vector Group, Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06(b)	621,000

		2,799,601

Trading Companies & Distributors (0.2%):
200,000	Air Lease Corp., 2.13%, 1/15/18^	200,218
442,000	Air Lease Corp., 2.63%, 9/4/18	445,513

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Trading Companies & Distributors, continued
$ 471,000	Air Lease Corp., 3.75%, 2/1/22, Callable 12/1/21 @ 100	$491,151

		1,136,882

Wireless Telecommunication Services (0.2%):
200,000	Sprint Communications, Inc., 7.25%, 9/15/21	222,250
200,000	Sprint Communications, Inc., 7.88%, 9/15/23	232,000
280,000	Sprint Communications, Inc., 7.13%, 6/15/24	315,000
200,000	Sprint Communications, Inc., 6.88%, 11/15/28^	224,000
400,000	T-Mobile USA, Inc., 5.13%, 4/15/25, Callable 4/15/20 @ 102.56^	418,000

		1,411,250

Total Corporate Bonds (Cost $103,776,231)		104,418,633

Foreign Bond (0.0%):
Sovereign Bond (0.0%):
50,000	Korea Treasury Bond, Series 2103, 2.00%, 3/10/21+	44

Total Foreign Bond (Cost $44)		44

Yankee Dollars (7.6%):
Banks (1.4%):
430,000	Barclays Bank plc, 3.25%, 1/12/21	437,753
200,000	Barclays Bank plc, 7.63%, 11/21/22	229,750
585,000	Barclays Bank plc, 4.38%, 1/12/26	610,794
205,000	HSBC Holdings plc, 4.25%, 3/14/24	214,316
656,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)	691,338
530,000	Rabobank Nederland NY, 4.38%, 8/4/25	556,552
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,805,116
452,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	500,726
1,959,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	2,166,496

		8,212,841

Beverages (0.0%):
80,000	Cott Corp., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13(b)	83,400

Capital Markets (0.9%):
470,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	474,893
670,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	695,429
787,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	814,665
470,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	478,753
42,000	Credit Suisse New York, 6.00%, 2/15/18	42,643
684,000	Deutsche Bank AG, 2.85%, 5/10/19	690,829
176,000	Deutsche Bank AG, 4.25%, 10/14/21	184,370
979,000	Deutsche Bank AG, 4.50%, 4/1/25	982,252

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Capital Markets, continued
$ 314,000	Thomson Reuters Corp., 3.85%, 9/29/24, Callable 6/29/24 @ 100	$326,954
491,000	UBS Group AG, 4.13%, 9/24/25(b)	516,487

		5,207,275

Chemicals (0.1%):
200,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 6/15/20 @ 105.16^(b)	209,750
200,000	Nova Chemicals Corp., 4.88%, 6/1/24, Callable 3/3/24 @ 100^(b)	202,500
130,000	Trinseo Materials operating SCA/Trinseo Materials Finance, Inc., 5.38%, 9/1/25, Callable 9/1/20 @ 102.69(b)	133,738

		545,988

Communications Equipment (0.0%):
165,000	Nokia OYJ, 4.38%, 6/12/27	169,744

Containers & Packaging (0.0%):
200,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 7.25%, 5/15/24, Callable 5/15/19 @ 105.44(b)	219,374
70,000	Ardagh Pkg Finance/Hlds USA, 6.00%, 2/15/25, Callable 2/15/20 @ 104.5(b)	74,113

		293,487

Diversified Financial Services (0.3%):
200,000	Banco Nacional de Desenvolvimento Economico, 4.00%, 4/14/19(b)	203,760
126,000	Banco Nacional de Desenvolvimento Economico, 6.50%, 6/10/19(b)	133,497
966,000	Banco Nacional de Desenvolvimento Economico, 5.50%, 7/12/20^(b)	1,015,507
334,000	Banco Nacional de Desenvolvimento Economico, 5.75%, 9/26/23^(b)	361,555
120,000	Camelot Finance SA, 7.88%, 10/15/24, Callable 10/15/19 @ 103.94(b)	129,300

		1,843,619

Diversified Telecommunication Services (0.4%):
200,000	Intelsat Jackson Holdings SA, 9.50%, 9/30/22(b)	236,500
200,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104(b)	215,000
200,000	Sable International Finance, Ltd., 6.88%, 8/1/22, Callable 8/1/18 @ 105.16^(b)	215,000
600,000	SFR Group SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(b)	648,000
500,000	Telecom Italia SpA, 5.30%, 5/30/24(b)	543,750
300,000	Telesat Canada, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66(b)	337,875

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Telecommunication Services, continued
$ 200,000	Ziggo Secured Finance BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75^(b)	$204,938

		2,401,063

Electrical Equipment (0.0%):
200,000	Sensata Technologies BV, 4.88%, 10/15/23(b)	210,250

Energy Equipment & Services (0.1%):
200,000	Ensco plc, 4.50%, 10/1/24, Callable 7/1/24 @ 100	166,000
200,000	Noble Holding International, Ltd., 7.75%, 1/15/24, Callable 10/15/23 @ 100^	177,500
90,000	Precision Drilling Corp., 7.75%, 12/15/23, Callable 12/15/19 @ 103.88	91,800
300,000	Transocean, Inc., 6.80%, 3/15/38^	244,500

		679,800

Food Products (0.0%):
200,000	Fage International/Fage USA, 5.63%, 8/15/26, Callable 8/15/21 @ 102.81(b)	208,000

Gas Utilities (0.0%):
125,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 5/15/18 @ 103.44(b)	131,250

Hotels, Restaurants & Leisure (0.0%):
115,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13^(b)	115,403
200,000	Studio City Co., Ltd., 7.25%, 11/30/21, Callable 11/30/18 @ 103.63(b)	214,250

		329,653

Media (0.2%):
400,000	Altice Finco SA, 8.13%, 1/15/24, Callable 12/15/18 @ 104.06^(b)	432,000
400,000	Altice SA, 7.63%, 2/15/25, Callable 2/15/20 @ 103.81^(b)	431,500
125,000	LG Financeco Corp., 5.88%, 11/1/24, Callable 11/1/19 @ 104.41^(b)	131,250
525,000	MDC Partners, Inc., 6.50%, 5/1/24, Callable 5/1/19 @ 104.88^(b)	528,938

		1,523,688

Metals & Mining (0.1%):
200,000	BHP Billiton Finance USA, Ltd., 6.25%(USSW5+497bps), 10/19/75, Callable 10/19/20 @ 100(b)	219,500
456,000	BHP Billiton Finance USA, Ltd., 6.75%(USSW5+509bps), 10/19/75, Callable 10/20/25 @ 100^(b)	536,940
200,000	Corp Nacional del Cobre de Chile, 3.63%, 8/1/27, Callable 5/1/27 @ 100(b)	199,268

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Metals & Mining, continued
$ 200,000	Corp Nacional del Cobre de Chile, 4.50%, 8/1/47, Callable 2/1/47 @ 100(b)	$203,054
200,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 11/6/17 @ 105.44^(b)	204,750

		1,363,512

Multi-Utilities (0.0%):
148,000	InterGen NV, 7.00%, 6/30/23, Callable 6/30/18 @ 103.5^(b)	144,300

Oil, Gas & Consumable Fuels (2.2%):
164,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	164,116
28,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	31,699
362,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100^(b)	358,917
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(b)	346,766
135,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	141,981
156,000	Enbridge, Inc., 5.50%, 12/1/46, Callable 5/29/46 @ 100	179,198
234,000	Petrobras Global Finance Co., 4.38%, 5/20/23^	231,309
823,000	Petrobras Global Finance Co., 5.63%, 5/20/43^	734,528
1,793,000	Petrobras Global Finance Co., 7.25%, 3/17/44	1,866,961
1,081,000	Petrobras International Finance Co., 5.38%, 1/27/21	1,140,455
237,000	Petroleos Mexicanos, 8.00%, 5/3/19	258,330
151,000	Petroleos Mexicanos, 6.00%, 3/5/20	162,250
515,000	Petroleos Mexicanos, 3.50%, 7/23/20^	525,815
285,000	Petroleos Mexicanos, 3.50%, 1/30/23	280,896
650,000	Petroleos Mexicanos, 4.63%, 9/21/23^	671,385
1,169,000	Petroleos Mexicanos, 4.88%, 1/18/24	1,212,252
694,000	Petroleos Mexicanos, 4.50%, 1/23/26^	692,820
310,000	Petroleos Mexicanos, 6.50%, 3/13/27(b)	343,551
256,000	Petroleos Mexicanos, 6.50%, 3/13/27(b)	283,707
696,000	Petroleos Mexicanos, 6.50%, 6/2/41	727,668
563,000	Petroleos Mexicanos, 5.50%, 6/27/44	524,998
673,000	Petroleos Mexicanos, 5.63%, 1/23/46	625,890
1,123,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,194,760
330,000	Petroleos Mexicanos, 6.75%, 9/21/47(b)	351,087
130,000	Teine Energy, Ltd., 6.88%, 9/30/22, Callable 11/6/17 @ 105.16(b)	132,275

		13,183,614

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals (0.7%):
$ 230,000	Actavis Funding SCS, 2.45%, 6/15/19	$231,593
820,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	850,269
225,000	Mylan NV, 2.50%, 6/7/19	225,888
459,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100^	467,043
226,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100^	230,092
600,000	Perrigo Finance plc, 3.90%, 12/15/24, Callable 9/15/24 @ 100	613,103
324,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21^	311,948
232,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23^	221,280
276,000	Teva Pharmaceuticals Industries, Ltd., 3.15%, 10/1/26^	254,388
200,000	Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22, Callable 3/15/19 @ 103.25^(b)	211,500
150,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24, Callable 3/15/20 @ 103.5^(b)	160,139
270,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(b)	236,587

		4,013,830

Professional Services (0.1%):
105,000	IHS Markit, Ltd., 4.75%, 2/15/25, Callable 11/15/24 @ 100(b)	112,350
520,000	Nielsen Co. Luxembourg SARLl (The), 5.00%, 2/1/25, Callable 2/1/20 @ 103.75^(b)	541,450

		653,800

Semiconductors & Semiconductor Equipment (0.0%):
200,000	NXP BV/NXP Funding LLC, 4.63%, 6/1/23(b)	215,000

Software (0.1%):
350,000	Open Text Corp., 5.63%, 1/15/23, Callable 1/15/18 @ 104.22(b)	366,625

Sovereign Bond (0.3%):
900,000	Dominican Republic, 5.50%, 1/27/25(b)	951,750
1,500,000	Republic of Belarus, 8.95%, 1/26/18(b)	1,527,000

		2,478,750

Tobacco (0.2%):
462,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(b)	480,371

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Tobacco, continued
$ 700,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100(b)	$738,347

		1,218,718

Trading Companies & Distributors (0.5%):
900,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/21	971,137
1,450,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.63%, 7/1/22	1,554,161
200,000	Fly Leasing, Ltd., 6.38%, 10/15/21, Callable 11/6/17 @ 104.78	209,250

		2,734,548

Wireless Telecommunication Services (0.0%):
200,000	Millicom International Cellular SA, 6.00%, 3/15/25, Callable 3/15/20 @ 103(b)	214,000

Total Yankee Dollars (Cost $46,616,304)		48,426,755

Municipal Bonds (1.1%):
California (0.3%):
1,150,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	1,730,805

Illinois (0.8%):
5,315,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43%, 1/1/42	5,375,313

Total Municipal Bonds (Cost $6,830,385)		7,106,118

U.S. Government Agency Mortgages (12.5%):
Federal National Mortgage Association (7.4%)
13,431	4.50%, 4/1/25	14,416
184,510	3.00%, 11/1/27	190,110
50,238	3.00%, 10/1/28	51,827
58,208	3.00%, 1/1/29	60,047
1,370,583	3.00%, 6/1/29	1,411,193
728,638	2.50%, 12/1/31	734,170
377,292	2.50%, 1/1/32	380,156
83,054	3.00%, 3/1/32	85,514
86,839	3.00%, 3/1/32	89,519
188,486	3.00%, 3/1/32	194,075
560,060	3.00%, 4/1/32	575,825
90,814	3.00%, 5/1/32	93,593
27,181	3.00%, 6/1/32	27,947
93,936	3.00%, 6/1/32	96,841
454,561	3.00%, 7/1/32	468,909
191,937	3.00%, 8/1/32	198,380
64,374	3.00%, 9/1/32	66,288
643,504	3.00%, 9/1/32	662,634
35,570	3.00%, 9/1/32	36,672
300,000	3.00%, 10/25/32	308,250
175,931	3.50%, 8/1/33	183,696
1,002,768	6.00%, 5/1/36	1,145,746
496,283	6.00%, 7/1/39	557,576
48,641	3.50%, 12/1/40	50,424
3,842,071	5.50%, 9/1/41	4,307,154
22,640	3.50%, 6/1/42	23,431
671,815	3.00%, 9/1/42	677,731
947,116	3.00%, 10/1/42	955,456
505,629	3.00%, 10/1/42	510,081

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,028,452	3.00%, 11/1/42	$1,037,508
47,789	3.50%, 11/1/42	49,518
345,098	3.00%, 12/1/42	348,136
1,552,733	3.00%, 1/1/43	1,566,406
23,959	3.50%, 3/1/43	24,778
21,671	3.50%, 3/1/43	22,412
71,578	3.50%, 7/1/43	74,051
94,322	3.50%, 11/1/43	97,622
1,277,327	4.50%, 3/1/44	1,373,451
1,157,053	4.50%, 7/1/44	1,244,098
358,058	4.50%, 10/1/44	384,604
5,620	4.50%, 11/1/44	6,033
661,704	4.50%, 12/1/44	711,497
141,752	3.50%, 2/1/45	146,711
208,437	4.00%, 5/1/45	219,570
559,758	4.00%, 6/1/45	589,808
303,871	4.00%, 6/1/45	320,103
857,772	3.50%, 7/1/45	887,567
549,219	3.50%, 8/1/45	568,296
984,134	4.50%, 12/1/45	1,056,742
52,853	4.50%, 1/1/46	56,757
1,375,948	4.00%, 2/1/46	1,449,143
2,108,451	4.00%, 4/1/46	2,238,739
187,320	4.50%, 6/1/46	202,005
752,181	4.00%, 6/1/46	792,221
739,081	3.50%, 7/1/46	764,883
473,341	3.50%, 7/1/46	489,863
382,125	3.00%, 8/1/46	383,651
1,159,157	3.00%, 8/1/46	1,164,974
31,635	3.50%, 8/1/46	32,777
1,068,249	3.00%, 9/1/46	1,073,612
21,182	3.50%, 9/1/46	21,927
119,394	4.00%, 9/1/46	125,768
51,561	3.50%, 9/1/46	53,422
95,325	4.50%, 10/1/46	102,447
36,438	4.00%, 10/1/46	38,386
385,920	3.50%, 10/1/46	398,134
2,030,750	3.50%, 10/1/46	2,104,058
113,063	4.50%, 11/1/46	122,497
741,860	3.50%, 12/1/46	767,757
96,196	3.00%, 12/1/46	96,580
1,195,348	3.00%, 12/1/46	1,200,119
164,454	4.50%, 12/1/46	178,177
45,380	3.50%, 12/1/46	47,017
1,201,080	3.50%, 12/1/46	1,244,435
491,441	3.00%, 12/1/46	493,912
129,874	4.50%, 1/1/47	140,423
453,033	3.50%, 1/1/47	468,836
452,759	3.50%, 1/1/47	468,553
522,857	3.50%, 1/1/47	541,095
28,896	3.50%, 1/1/47	29,938
118,054	4.50%, 1/1/47	127,310
1,123,988	4.00%, 2/1/47	1,193,203
129,944	4.50%, 2/1/47	140,132
322,111	3.50%, 2/1/47	333,360
564,364	4.50%, 3/1/47	608,612
434,315	4.50%, 3/1/47	467,751
399,156	4.00%, 7/1/47	420,468
2,050,000	3.50%, 10/25/47	2,113,342

		47,582,856

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation (2.6%)
$ 100,039	3.00%, 2/1/32	$102,912
1,832,395	3.00%, 3/1/32	1,885,239
576,219	3.50%, 3/1/32	602,248
1,525,918	3.50%, 7/1/32	1,595,048
1,419,764	4.00%, 5/1/37	1,509,889
505,048	5.00%, 2/1/38	554,099
384,315	3.50%, 9/1/46	398,251
1,800,000	4.00%, 10/15/46	1,895,203
3,816,189	3.00%, 12/1/46	3,832,830
768,541	3.00%, 1/1/47	771,892
893,989	4.00%, 6/1/47	949,744
2,200,000	3.50%, 10/15/47	2,269,009

		16,366,364

Government National Mortgage Association (2.5%)
187,211	4.00%, 8/15/41	198,376
2,110,296	4.00%, 1/20/42	2,237,755
33,656	4.00%, 11/20/42	35,758
492,906	3.00%, 12/20/42	502,507
4,382,174	3.50%, 1/20/43	4,580,158
127,700	3.00%, 3/20/43	130,322
321,398	3.00%, 3/20/43	327,897
73,731	3.50%, 3/20/43	77,114
27,858	3.50%, 4/20/43	29,172
75,087	3.50%, 4/20/43	78,585
815,874	3.00%, 7/20/46	828,171
963,338	3.00%, 9/20/46	977,856
192,977	3.00%, 11/20/46	195,886
1,200,677	3.00%, 12/20/46	1,218,773
374,630	4.00%, 1/15/47	395,674
397,202	4.00%, 1/15/47	419,272
2,754,800	3.00%, 1/20/47	2,796,318
291,198	3.00%, 2/20/47	295,587
242,841	4.00%, 4/20/47	256,299
211,065	4.00%, 4/20/47	222,762

		15,804,242

Total U.S. Government Agency Mortgages (Cost $79,787,669)		79,753,462

U.S. Treasury Obligations (18.4%):
U.S. Treasury Inflation Index Bonds (1.5%)
1,430,000	1.38%, 2/15/44^	1,657,097
6,447,000	0.75%, 2/15/45	6,391,611
1,150,000	1.00%, 2/15/46	1,205,269

		9,253,977

U.S. Treasury Bonds (1.9%)
1,029,000	3.00%, 11/15/45	1,058,463
10,538,000	3.00%, 2/15/47	10,839,733

		11,898,196

U.S. Treasury Notes (13.3%)
11,592,000	0.75%, 9/30/18	11,521,814
4,655,000	1.50%, 5/15/20	4,645,726
11,824,000	1.75%, 12/31/20	11,846,170
2,851,000	1.25%, 3/31/21	2,804,783
910,000	1.38%, 4/30/21^	898,483
13,364,000	1.13%, 9/30/21^	13,012,673
4,686,000	2.00%, 12/31/21	4,715,104
14,576,000	1.88%, 3/31/22	14,571,444
1,431,000	1.75%, 6/30/22	1,420,547
8,158,000	1.88%, 7/31/22	8,140,154
2,625,000	2.13%, 7/31/24	2,621,206

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 2,914,000	2.13%, 9/30/24	$2,906,260
3,900,800	1.50%, 8/15/26	3,652,581
2,128,000	2.00%, 11/15/26^	2,073,719

		84,830,664

U.S. Treasury Inflation Index Notes (1.7%)
2,238,000	0.25%, 1/15/25	2,290,007
5,000,000	0.63%, 1/15/26	5,220,653
3,330,000	0.13%, 7/15/26^	3,306,798

		10,817,458

U.S. Treasury Bills (0.0%)
250,000	1.19%, 6/21/18(e)	247,835

Total U.S. Treasury Obligations (Cost $118,908,659)		117,048,130

Securities Held as Collateral for Securities on Loan (11.4%):
$72,688,409	AZL Pyramis® Multi-Strategy Fund
	Securities Lending Collateral
	Account(f)	72,688,409

Total Securities Held as Collateral for Securities on Loan (Cost $72,688,409)		72,688,409

Unaffiliated Investment Company (2.9%):
18,268,533	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(e)	18,268,533

Total Unaffiliated Investment Company (Cost $18,268,533)		18,268,533

Total Investment Securities (Cost $674,798,069) - 111.6%		709,532,488
Net other assets (liabilities) - (11.6)%		(73,977,911)

Net Assets - 100.0%		$635,554,577

Percentages indicated are based on net assets as of September 30, 2017.

GO	-	General Obligation
MTN	-	Medium Term Note
TBA	-	To Be Announced Security
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $70,418,915.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2017. The total of all such securities represent 0.02% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2017.
(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.08% of the net assets of the fund.
(e)	The rate represents the effective yield at September 30, 2017.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.

Continued

AZL Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Futures Contracts

At September 30, 2017, the Fund’s futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/15/17	31	3,899,955	$46,990

				$46,990

See accompanying notes to the schedules of portfolio investments.

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (0.9%):
$ 2,603,527	AASET Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	$2,621,042
229,167	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	228,826
777,208	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	807,864
38,015	Countrywide Asset-Backed Certificates Trust, Class AF5, Series 2004-7, 5.07%, 1/25/35, Callable 10/25/17 @ 100(b)	38,548
341,000	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/23 @ 100(a)	340,966
465,000	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	464,954
612,071	Thunderbolt Aircraft Lease Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	631,102

Total Asset Backed Securities (Cost $5,067,747)		5,133,302

Collateralized Mortgage Obligations (1.3%):
88,000	Credit Suisse Mortgage Trust, Class B, Series 2015-TOWN, 3.03%(LIBOR01M+190bps), 3/15/28(a)	87,993
85,000	Credit Suisse Mortgage Trust, Class C, Series 2015-TOWN, 3.48%(LIBOR01M+225bps), 3/15/28(a)	85,021
129,000	Credit Suisse Mortgage Trust, Class D, Series 2015-TOWN, 4.43%(LIBOR01M+320bps), 3/15/28(a)	129,000
581,000	Credit Suisse Mortgage Trust, Class E, Series 2015-TOWN, 5.38%(LIBOR01M+415bps), 3/15/28(a)	581,729
2,000,000	GAHR Commercial Mortgage Trust, Class BFX, Series 2015-NRF, 3.49%, 12/15/34(a)(b)	2,033,149
390,000	GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/34(a)	395,212
2,930,000	GAHR Commercial Mortgage Trust, Class DFX, Series 2015-NRF, 3.38%, 12/15/34(a)	2,959,794
667,000	MSCG Trust, Class A, Series 2016-SNR, 3.46%, 11/15/34(a)(b)	667,938
235,000	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(a)	236,989
165,000	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(a)	168,789

Total Collateralized Mortgage Obligations (Cost $7,351,660)		7,345,614

Corporate Bonds (27.8%):
Aerospace & Defense (0.2%):
100,000	DAE Funding LLC, 4.50%, 8/1/22, Callable 8/1/19 @ 102.25(a)	102,488

Principal Amount		Fair Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 110,000	DAE Funding LLC, 5.00%, 8/1/24, Callable 8/1/20 @ 103.75(a)	$112,750
747,000	KLX, Inc., 5.88%, 12/1/22, Callable 12/1/17 @ 104.41(a)	782,631

		997,869

Automobiles (0.1%):
493,000	General Motors Co., 3.50%, 10/2/18	501,005

Banks (2.4%):
656,000	Bank of America Corp., 4.20%, 8/26/24	689,936
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25	629,824
771,000	Bank of America Corp., 3.88%, 8/1/25, MTN	807,635
690,000	Bank of America Corp., 3.50%, 4/19/26	701,505
593,000	Bank of America Corp., 4.25%, 10/22/26	620,387
300,000	CIT Group, Inc., 5.00%, 8/15/22	324,660
1,090,000	Citigroup, Inc., 4.05%, 7/30/22	1,141,024
1,493,000	Citigroup, Inc., 4.30%, 11/20/26	1,555,076
250,000	Citizens Bank NA/RI, 2.55%, 5/13/21, Callable 4/13/21 @ 100	251,046
253,000	Citizens Bank of Rhode Island, 2.50%, 3/14/19, Callable 2/14/19 @ 100, MTN	254,782
2,994,000	JPMorgan Chase & Co., 3.88%, 9/10/24	3,117,554
759,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	742,835
1,109,000	JPMorgan Chase & Co., 4.13%, 12/15/26	1,156,334
1,278,000	Regions Bank, Series BKNT, 7.50%, 5/15/18	1,322,179
500,000	Regions Bank, 6.45%, 6/26/37	619,540
260,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100	265,700

		14,200,017

Beverages (0.7%):
1,481,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	1,535,463
1,402,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,545,751
854,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	964,651

		4,045,865

Capital Markets (0.7%):
282,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	297,637
572,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	576,772
596,000	Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19	602,813
230,000	IntercontinentalExchange, 2.75%, 12/1/20, Callable 11/1/20 @ 100	234,432
464,000	Lazard Group LLC, 4.25%, 11/14/20	490,191
227,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100	250,768
242,000	Moody’s Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100(a)	240,367
781,000	Morgan Stanley, 4.88%, 11/1/22	846,425
114,000	Tiaa Asset Management Finance LLC, 2.95%, 11/1/19(a)	115,897

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 165,000	Tiaa Asset Management Finance LLC, 4.13%, 11/1/24(a)	$173,717

		3,829,019

Chemicals (0.5%):
550,000	CF Industries Holdings, Inc., 3.45%, 6/1/23^	543,125
550,000	CF Industries Holdings, Inc., 4.95%, 6/1/43	510,125
280,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	290,500
347,000	Platform Specialty Products, 6.50%, 2/1/22, Callable 2/1/18 @ 103.25^(a)	359,579
140,000	Tronox Finance LLC, 7.50%, 3/15/22, Callable 3/15/18 @ 103.75(a)	147,525
200,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28(a)	203,750
260,000	Venator Finance SARL/Venator Materials Corp., 5.75%, 7/15/25, Callable 7/15/20 @ 104.31^(a)	270,400
300,000	W R Grace & Co., 5.63%, 10/1/24(a)	329,625

		2,654,629

Commercial Services & Supplies (0.3%):
747,000	ADT Corp., 6.25%, 10/15/21^	830,011
145,000	ADT Corp., 4.88%, 7/15/32(a)	135,575
140,000	Covanta Holding Corp., 5.88%, 3/1/24, Callable 3/1/19 @ 102.94^	138,950
747,000	Prime Securities Services Borrower/Finance, 9.25%, 5/15/23, Callable 5/15/19 @ 104.63(a)	824,359

		1,928,895

Communications Equipment (0.1%):
300,000	Brocade Communications Systems, Inc., 4.63%, 1/15/23, Callable 1/15/18 @ 102.31	307,500

Construction & Engineering (0.1%):
300,000	Aecom, 5.13%, 3/15/27, Callable 12/15/26 @ 100	310,125

Consumer Finance (2.8%):
500,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/20/25 @ 100^	542,100
478,000	Capital One Financial Co., 2.45%, 4/24/19, Callable 3/24/19 @ 100	480,928
797,000	Capital One NA, Series BNKT, 2.95%, 7/23/21, Callable 6/23/21 @ 100	807,663
250,000	Discover Bank, 7.00%, 4/15/20	275,725
644,000	Discover Bank, Series BKNT, 3.20%, 8/9/21, Callable 7/9/21 @ 100	657,032
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,087,002
896,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	913,820
796,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	798,670
896,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	905,017
1,493,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	1,505,044
1,121,000	Ford Motor Credit Co. LLC, 5.88%, 8/2/21	1,246,895
300,000	General Motors Acceptance Corp., 8.00%, 11/1/31	386,970
572,000	General Motors Financial Co., 3.50%, 7/10/19	585,843

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$ 747,000	General Motors Financial Co., 4.20%, 3/1/21, Callable 2/1/21 @ 100^	$782,984
2,968,000	General Motors Financial Co., 4.38%, 9/25/21	3,146,456
299,000	General Motors Financial Co., 4.25%, 5/15/23	312,381
175,000	General Motors Financial Co., Inc., 3.25%, 5/15/18	176,567
240,000	Hyundai Capital America, 2.88%, 8/9/18(a)	241,248
564,000	Hyundai Capital America, 2.55%, 2/6/19(a)	564,860
447,000	Navient Corp., 8.00%, 3/25/20, MTN	492,818
206,000	Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19 @ 100	209,367
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	526,076
314,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	326,290

		16,971,756

Containers & Packaging (0.1%):
100,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100	101,000
80,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26^	94,000
300,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56(a)	313,080

		508,080

Diversified Consumer Services (0.4%):
1,000,000	APX Group, Inc., 8.75%, 12/1/20, Callable 11/6/17 @ 104.38	1,031,250
660,000	APX Group, Inc., 7.63%, 9/1/23, Callable 9/1/19 @ 105.72(c)	693,825
170,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(a)	179,350
300,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/1/20 @ 106.19(a)	323,250

		2,227,675

Diversified Financial Services (0.1%):
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	509,233
285,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	281,268

		790,501

Diversified Telecommunication Services (1.1%):
481,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	484,429
917,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100	943,488
300,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69	307,125
300,000	Level 3 Financing, Inc., 5.38%, 5/1/25, Callable 5/1/20 @ 102.69	308,438
300,000	Qwest Corp., 6.75%, 12/1/21	327,595
200,000	Qwest Corp., 7.25%, 9/15/25	221,301
200,000	Qwest Corp., 6.88%, 9/15/33, Callable 11/6/17 @ 100.59^	195,721
600,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 2/15/20 @ 103.31^(a)	586,500
441,000	Verizon Communications, Inc., 5.50%, 3/16/47^	489,581

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 900,000	Verizon Communications, Inc., 5.01%, 4/15/49	$920,173
889,000	Verizon Communications, Inc., 5.01%, 8/21/54	891,596
747,000	Zayo Group LLC/Zayo Capital, 6.38%, 5/15/25, Callable 5/15/20 @ 103.19	804,990

		6,480,937

Electric Utilities (0.8%):
300,000	Ceridian Hcm Holding, Inc., 11.00%, 3/15/21, Callable 11/6/17 @ 105.5(a)	318,375
164,000	Emera US Finance LP, 2.15%, 6/15/19	164,066
163,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	163,878
260,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100^	261,750
651,000	Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100	680,024
455,000	FirstEnergy Solutions Co., 6.05%, 8/15/21	217,263
2,306,000	FirstEnergy, Inc., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	2,439,662
253,100	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	273,981
175,000	NV Energy, Inc., 6.25%, 11/15/20	195,211
56,000	PG&E Corp., 2.40%, 3/1/19, Callable 2/1/19 @ 100^	56,290

		4,770,500

Energy Equipment & Services (0.1%):
349,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100	358,356
306,000	Halliburton Co., 4.85%, 11/15/35, Callable 5/15/35 @ 100	331,735
170,000	Nabors Industries, Inc., 5.50%, 1/15/23, Callable 11/15/22 @ 100^	166,600

		856,691

Equity Real Estate Investment Trusts (4.3%):
82,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20, Callable 12/15/19 @ 100	82,813
152,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	156,444
747,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100	758,319
161,000	AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 7/1/20 @ 100	167,493
514,000	BPG Subsidiary, Inc., 3.88%, 8/15/22, Callable 6/15/22 @ 100	529,577
394,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	395,691
426,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	431,152
279,000	Brandywine Realty Trust, 4.95%, 4/15/18, Callable 3/15/18 @ 100	282,762
439,000	Brandywine Realty Trust, 3.95%, 2/15/23, Callable 11/15/22 @ 100	445,721

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$ 788,000	Brixmor Operating Partners LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	$778,465
300,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	300,201
279,000	Brixmor Operating Partners LP, 4.13%, 6/15/26, Callable 3/15/26 @ 100	281,330
134,000	Camden Property Trust, 2.95%, 12/15/22, Callable 9/15/22 @ 100	133,871
381,000	Corporate Office Properties Trust, 3.70%, 6/15/21, Callable 4/15/21 @ 100	390,654
334,000	Corporate Office Properties Trust, 5.00%, 7/1/25, Callable 4/1/25 @ 100	358,597
155,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	161,200
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100^	1,180,654
74,000	DDR Corp., 3.90%, 8/15/24, Callable 6/15/24 @ 100	74,546
277,000	DDR Corp., 3.63%, 2/1/25, Callable 11/1/24 @ 100^	269,292
258,000	DDR Corp., 4.25%, 2/1/26, Callable 11/1/25 @ 100^	258,764
458,000	Digital Realty Trust, Inc., 3.40%, 10/1/20, Callable 9/1/20 @ 100^	472,301
484,000	Digital Realty Trust, LP, 3.95%, 7/1/22, Callable 5/1/22 @ 100	510,321
491,000	Digital Realty Trust, LP, 4.75%, 10/1/25, Callable 7/1/25 @ 100	532,085
256,000	Duke Realty LP, 3.88%, 10/15/22, Callable 7/15/22 @ 100	268,368
273,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	281,426
146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	150,876
747,000	Equinix, Inc., 5.75%, 1/1/25, Callable 1/1/20 @ 102.88	803,959
70,000	Equity Commonwealth, 5.88%, 9/15/20, Callable 3/15/20 @ 100	74,678
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	515,274
1,000,000	Government Properties Income Trust, 3.75%, 8/15/19, Callable 7/15/19 @ 100	1,014,198
800,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	821,218
750,000	HCP, Inc., 3.40%, 2/1/25, Callable 11/1/24 @ 100	747,397
143,000	Health Care REIT, Inc., 2.25%, 3/15/18	143,355
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	513,785
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	135,923
250,000	Mack-Cali Realty LP, 2.50%, 12/15/17, Callable 11/15/17 @ 100	250,130
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	514,363
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	380,896

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$ 300,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	$309,750
820,000	OMEGA Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	845,218
126,000	OMEGA Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100	132,085
281,000	OMEGA Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100^	285,144
785,000	OMEGA Healthcare Investors, Inc., 5.25%, 1/15/26, Callable 10/15/25 @ 100^	828,918
2,431,000	OMEGA Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	2,429,543
748,000	OMEGA Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100^	750,975
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	71,610
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	70,802
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	100,968
900,000	Sabra Health/Capital Corp., 5.50%, 2/1/21, Callable 11/6/17 @ 104.13	925,416
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	163,857
411,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	412,059
342,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	321,282
111,000	Ventas Realty LP, 4.00%, 4/30/19, Callable 1/30/19 @ 100	113,841
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	118,443
240,000	Ventas Realty LP, 3.50%, 2/1/25, Callable 11/1/24 @ 100	240,937
225,000	Ventas Realty LP, 4.13%, 1/15/26, Callable 10/15/25 @ 100	234,334
118,000	Ventas Realty LP, 4.38%, 2/1/45, Callable 8/1/44 @ 100	116,708
750,000	Ventas Realty LP/Capital Corp., 4.25%, 3/1/22, Callable 12/1/21 @ 100	791,926
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	68,204
814,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24 @ 100	821,128

		25,721,247

Food & Staples Retailing (0.2%):
364,000	CVS Health, 3.50%, 7/20/22, Callable 5/20/22 @ 100	378,661
100,000	US Foods, Inc., 5.88%, 6/15/24, Callable 6/15/19 @ 102.94(a)	104,750
405,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	418,274

		901,685

Food Products (0.1%):
300,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5(a)	299,250

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Equipment & Supplies (0.0%):
$ 190,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	$197,125

Health Care Providers & Services (1.3%):
443,000	Community Health System, Inc., 6.88%, 2/1/22, Callable 2/1/18 @ 103.44^	347,755
180,000	Community Health System, Inc., 6.25%, 3/31/23, Callable 3/31/20 @ 103.13	176,850
600,000	DaVita HealthCare Partners, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56	601,500
530,000	HCA, Inc., 3.75%, 3/15/19	541,263
2,837,000	HCA, Inc., 6.50%, 2/15/20	3,088,783
37,000	HCA, Inc., 5.88%, 3/15/22	40,978
30,000	HCA, Inc., 4.75%, 5/1/23	31,650
500,000	HCA, Inc., 5.38%, 2/1/25	526,875
480,000	HCA, Inc., 5.25%, 4/15/25	519,000
300,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	323,250
300,000	Tenet Healthcare Corp., 4.50%, 4/1/21	305,910
637,000	Tenet Healthcare Corp., 8.13%, 4/1/22^	648,147
300,000	WellCare Health Plans, 5.25%, 4/1/25, Callable 4/1/20 @ 103.94	315,750

		7,467,711

Health Care Technology (0.1%):
300,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(a)	318,000

Hotels, Restaurants & Leisure (0.5%):
300,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75(a)	319,125
747,000	Landry’s, Inc., 6.75%, 10/15/24, Callable 10/15/19 @ 103.38^(a)	755,404
128,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100	130,419
339,000	McDonald’s Corp., 3.70%, 1/30/26, Callable 10/30/25 @ 100	353,198
300,000	MGM Growth Properties LLC, 4.50%, 9/1/26, Callable 6/1/26 @ 100^	304,500
150,000	Penn National Gaming, Inc., 5.63%, 1/15/27, Callable 1/15/22 @ 102.81(a)	155,625
600,000	Scientific Games International, Inc., 10.00%, 12/1/22, Callable 12/1/18 @ 105	664,500

		2,682,771

Household Products (0.1%):
300,000	Energizer Holdings, Inc., 5.50%, 6/15/25, Callable 6/15/20 @ 102.75(a)	315,750

Independent Power & Renewable Electricity Producers (0.4%):
300,000	AES Corp., 5.50%, 3/15/24, Callable 3/15/19 @ 102.75	312,375
200,000	Calpine Corp., 5.38%, 1/15/23, Callable 10/15/18 @ 102.69^	194,780
300,000	Dynegy, Inc., 7.38%, 11/1/22, Callable 11/1/18 @ 103.69^	312,375
763,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100^	770,630
211,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100^(a)	211,517

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Independent Power & Renewable Electricity Producers, continued
$ 45,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100^(a)	$45,956
391,000	NRG Energy, 6.25%, 5/1/24, Callable 5/1/19 @ 103.13^	406,640
225,000	TerraForm Power Operating LLC, 6.38%, 2/1/23, Callable 2/1/18 @ 104.78(a)	234,000

		2,488,273

Industrial Conglomerates (0.1%):
300,000	Icahn Enterprises LP, 6.00%, 8/1/20, Callable 11/6/17 @ 103	309,585
300,000	Icahn Enterprises LP, 5.88%, 2/1/22, Callable 11/6/17 @ 104.41^	309,000

		618,585

Insurance (1.3%):
326,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100	335,902
1,208,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	1,247,510
180,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(a)	192,259
500,000	Pacific Life Insurance Co., 9.25%, 6/15/39(a)	821,210
1,136,000	Pacific Lifecorp, 6.00%, 2/10/20(a)	1,224,820
651,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	724,283
497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	561,304
463,000	Unum Group, 3.88%, 11/5/25	473,903
1,556,000	Unum Group, 5.75%, 8/15/42	1,852,451
195,000	Usis Merger Sub, Inc., 6.88%, 5/1/25, Callable 5/1/20 @ 103.44(a)	198,656

		7,632,298

Internet Software & Services (0.4%):
550,000	Genesys/Greeneden Lux/US, 10.00%, 11/30/24, Callable 11/30/19 @ 107.5(a)	621,500
1,400,000	Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24, Callable 11/15/19 @ 106.47^(a)	1,493,940

		2,115,440

IT Services (0.1%):
347,000	First Data Corp., 5.38%, 8/15/23, Callable 8/15/18 @ 102.69(a)	362,962

Life Sciences Tools & Services (0.0%):
99,000	Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	99,668

Machinery (0.0%):
51,000	Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19	51,581

Media (2.5%):
390,000	21st Century Fox America, 7.75%, 12/1/45	590,679
747,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03(a)	789,953
175,000	AMC Entertainment, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88^	171,938

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 747,000	AMC Networks, Inc., 5.00%, 4/1/24, Callable 4/1/20 @ 102.5	$771,278
747,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 4/1/19 @ 104.41(a)	792,754
700,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94^(a)	733,250
300,000	CSC Holdings LLC, 5.50%, 4/15/27, Callable 4/15/22 @ 102.75(a)	312,000
300,000	Dish DBS Corp., 5.88%, 7/15/22	318,750
300,000	Dish DBS Corp., 5.00%, 3/15/23^	306,563
650,000	MHGE Parent LLC/Finance, 8.50%, 8/1/19, Callable 11/6/17 @ 100(a)	648,375
500,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(a)	547,500
300,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/15/18 @ 102.31^(a)	308,250
947,000	Sirius XM Radio, Inc., 5.38%, 4/15/25, Callable 4/15/20 @ 102.69(a)	999,085
1,069,000	Time Warner Cable, Inc., 8.25%, 4/1/19	1,162,292
1,493,000	Time Warner Cable, Inc., 4.13%, 2/15/21, Callable 11/15/20 @ 100	1,550,259
930,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	963,569
231,000	Time Warner Cable, Inc., 6.55%, 5/1/37	271,321
418,000	Time Warner Cable, Inc., 7.30%, 7/1/38	524,674
2,240,000	Time Warner Cable, Inc., 6.75%, 6/15/39	2,687,643
103,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	106,948
200,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56(a)	204,000

		14,761,081

Metals & Mining (0.1%):
300,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100^	295,407

Multi-Utilities (0.3%):
1,371,000	Dominion Resources, Inc., Series 06-B, 3.60%(US0003M+230bps), 9/30/66, Callable 10/26/17 @ 100	1,257,207
49,000	Puget Energy, Inc., 6.00%, 9/1/21	54,875
506,000	Sempra Energy, 6.00%, 10/15/39	639,671

		1,951,753

Oil, Gas & Consumable Fuels (3.0%):
1,195,000	Access Midstream Partner, 4.88%, 3/15/24, Callable 3/15/19 @ 102.44	1,250,651
222,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100^	235,429
460,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100^	513,747
722,000	Anadarko Petroleum Corp., Series B, 7.50%, 5/1/31	898,546
122,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	144,326
612,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	757,695
400,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 11/6/17 @ 103.84^	409,000

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$215,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/1/24 @ 100	$245,100
634,000	Chesapeake Energy Corp., 8.00%, 12/15/22, Callable 12/15/18 @ 104^(a)	683,135
300,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 11/6/17 @ 104.69(a)	309,000
131,000	Columbia Pipeline Group, 2.45%, 6/1/18	131,451
434,000	Columbia Pipeline Group, 3.30%, 6/1/20, Callable 5/1/20 @ 100	444,221
197,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	210,460
170,000	Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100^	170,425
150,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 4/1/20 @ 104.31	153,188
150,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22, Callable 11/6/17 @ 103.25	153,000
163,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100^	159,740
600,000	DCP Midstream Operating LLC, 8.13%, 8/16/30	703,500
185,000	DCP Midstream Operating LLC, 5.60%, 4/1/44, Callable 10/1/43 @ 100	172,513
190,000	Denbury Resources, Inc., 4.63%, 7/15/23, Callable 1/15/18 @ 102.31	100,700
175,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100	174,484
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100^	124,662
600,000	Endeavor Energy Resource, 7.00%, 8/15/21, Callable 11/6/17 @ 103.5^(a)	621,000
300,000	Energy Transfer Equity, 5.88%, 1/15/24, Callable 10/15/23 @ 100^	322,125
250,000	Everest Acquisition Finance, Inc., 8.00%, 11/29/24, Callable 11/30/19 @ 106^(a)	252,500
300,000	Global Partners LP, 6.25%, 7/15/22, Callable 11/6/17 @ 104.69	303,750
310,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 6/1/19 @ 102.5(a)	303,800
95,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44(c)	95,831
49,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100^	49,886
167,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	170,855
63,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	71,961
1,462,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	1,538,068

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$1,163,000	Midstates Petroleum Co., Inc., 10.75%, 10/1/20(d)(e)	$—
15,000	NGPL Pipeco LLC, 4.38%, 8/15/22, Callable 5/15/22 @ 100(a)	15,563
15,000	NGPL Pipeco LLC, 4.88%, 8/15/27, Callable 2/15/27 @ 100^(a)	15,718
300,000	NuStar Logistics LP, 5.63%, 4/28/27, Callable 1/28/27 @ 100	316,500
300,000	PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23, Callable 11/15/18 @ 105.25^	308,625
57,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	57,353
300,000	Range Resources Corp., 5.00%, 8/15/22, Callable 5/15/22 @ 100(a)	299,625
300,000	Rose Rock Midstream LP, 5.63%, 7/15/22, Callable 10/23/17 @ 104.22	293,250
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(a)	360,212
348,000	Southwestern Energy Co., 6.70%, 1/23/25, Callable 10/23/24 @ 100	353,220
65,000	Southwestern Energy Co., 7.50%, 4/1/26, Callable 4/1/21 @ 105.63^	67,600
300,000	Summit Midstream Holdings LLC, 5.75%, 4/15/25, Callable 4/15/20 @ 104.31	304,500
848,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	862,597
347,000	Sunoco LP/Finance Corp., 6.25%, 4/15/21, Callable 4/15/18 @ 103.13	363,604
205,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 5/15/18 @ 102.13	203,206
574,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100	614,724
154,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	161,412
206,000	Williams Companies, Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100^	204,970
297,000	Williams Companies, Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100^	307,395
222,000	Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100	231,786
357,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	368,850
242,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	257,583
426,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	449,397

		18,292,439

Pharmaceuticals (0.0%):
85,000	Zoetis, Inc., 1.88%, 2/1/18	85,174

Professional Services (0.1%):
300,000	Tempo Finance, Corp., 6.75%, 6/1/25, Callable 6/1/20 @ 103.38(a)	303,000

Real Estate Management & Development (0.5%):
2,426,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5	2,513,695
300,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 3/15/20 @ 104.03(a)	306,000

		2,819,695

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment (0.0%):
$ 215,000	Qorvo, Inc., 7.00%, 12/1/25, Callable 12/1/20 @ 103.5	$245,638

Software (0.3%):
700,000	Solera LLC, 10.50%, 3/1/24, Callable 3/1/19 @ 107.88^(a)	796,914
300,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 9/30/18 @ 104.5(a)	310,875
190,000	Symantec Corp., 5.00%, 4/15/25, Callable 4/15/20 @ 102.5(a)	198,670
190,000	Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24, Callable 2/1/19 @ 107.88(a)	203,538

		1,509,997

Specialty Retail (0.0%):
200,000	L Brands, Inc., 6.75%, 7/1/36	193,460

Technology Hardware, Storage & Peripherals (0.0%):
134,000	HP Enterprise Co., 6.35%, 10/15/45, Callable 4/15/45 @ 100	142,025

Tobacco (0.7%):
317,000	Altria Group, Inc., 4.00%, 1/31/24	336,703
140,000	Reynolds American, Inc., 3.25%, 6/12/20	143,868
478,000	Reynolds American, Inc., 4.00%, 6/12/22	504,965
346,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	370,856
179,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	209,915
600,000	Reynolds American, Inc., 7.25%, 6/15/37	821,727
478,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	584,881
1,000,000	Vector Group, Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06(a)	1,035,001

		4,007,916

Trading Companies & Distributors (0.5%):
299,000	Air Lease Corp., 2.13%, 1/15/18^	299,325
442,000	Air Lease Corp., 2.63%, 9/4/18	445,513
499,000	Air Lease Corp., 4.75%, 3/1/20	527,920
379,000	Air Lease Corp., 3.88%, 4/1/21, Callable 3/1/21 @ 100^	395,834
348,000	Air Lease Corp., 3.38%, 6/1/21, Callable 5/1/21 @ 100	358,957
703,000	Air Lease Corp., 3.75%, 2/1/22, Callable 12/1/21 @ 100	733,077

		2,760,626

Wireless Telecommunication Services (0.4%):
300,000	Sprint Communications, Inc., 7.25%, 9/15/21	333,375
300,000	Sprint Communications, Inc., 7.88%, 9/15/23	348,000
420,000	Sprint Communications, Inc., 7.13%, 6/15/24	472,500
300,000	Sprint Communications, Inc., 6.88%, 11/15/28	336,000
600,000	T-Mobile USA, Inc., 5.13%, 4/15/25, Callable 4/15/20 @ 102.56	627,000

		2,116,875

Total Corporate Bonds (Cost $158,230,635)		162,138,496

Principal Amount		Fair Value
Yankee Dollars (12.4%):
Banks (2.2%):
$ 642,000	Barclays Bank plc, 3.25%, 1/12/21	$653,575
300,000	Barclays Bank plc, 7.63%, 11/21/22	344,625
874,000	Barclays Bank plc, 4.38%, 1/12/26	912,537
205,000	HSBC Holdings plc, 4.25%, 3/14/24	214,316
980,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	1,032,791
791,000	Rabobank Nederland NY, 4.38%, 8/4/25	830,628
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(a)	208,321
3,808,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	4,188,976
675,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	747,765
2,977,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	3,292,322

		12,425,856

Beverages (0.0%):
125,000	Cott Corp., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13(a)	130,313

Capital Markets (1.3%):
720,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	727,495
1,000,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	1,037,954
1,175,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	1,216,305
720,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	733,408
63,000	Credit Suisse New York, 6.00%, 2/15/18	63,964
1,021,000	Deutsche Bank AG, Series G, 2.85%, 5/10/19	1,031,193
263,000	Deutsche Bank AG, 4.25%, 10/14/21	275,507
1,462,000	Deutsche Bank AG, 4.50%, 4/1/25	1,466,858
469,000	Thomson Reuters Corp., 3.85%, 9/29/24, Callable 6/29/24 @ 100	488,349
733,000	UBS Group AG, 4.13%, 9/24/25(a)	771,049

		7,812,082

Chemicals (0.2%):
275,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 6/15/20 @ 105.16(a)	288,406
300,000	Nova Chemicals Corp., 4.88%, 6/1/24, Callable 3/3/24 @ 100^(a)	303,750
200,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.38%, 9/1/25, Callable 9/1/20 @ 102.69(a)	205,750

		797,906

Communications Equipment (0.0%):
255,000	Nokia OYJ, 4.38%, 6/12/27	262,331

Containers & Packaging (0.1%):
300,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 7.25%, 5/15/24, Callable 5/15/19 @ 105.44(a)	329,061
105,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/15/20 @ 104.5(a)	111,169

		440,230

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services (0.4%):
$ 200,000	Banco Nacional de Desenvolvimento Economico, 4.00%, 4/14/19(a)	$203,760
326,000	Banco Nacional de Desenvolvimento Economico, 6.50%, 6/10/19(a)	345,397
1,442,000	Banco Nacional de Desenvolvimento Economico, 5.50%, 7/12/20(a)	1,515,903
334,000	Banco Nacional de Desenvolvimento Economico, 5.75%, 9/26/23(a)	361,555
180,000	Camelot Finance SA, 7.88%, 10/15/24, Callable 10/15/19 @ 103.94(a)	193,950

		2,620,565

Diversified Telecommunication Services (0.6%):
300,000	Intelsat Jackson Holdings SA, 9.50%, 9/30/22(a)	354,750
300,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104(a)	322,500
300,000	Sable International Finance, Ltd., 6.88%, 8/1/22, Callable 8/1/18 @ 105.16^(a)	322,500
600,000	SFR Group SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(a)	648,000
800,000	Telecom Italia SpA, 5.30%, 5/30/24(a)	870,000
300,000	Telesat Canada, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66(a)	337,875
300,000	Ziggo Secured Finance BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75^(a)	307,407

		3,163,032

Electrical Equipment (0.1%):
300,000	Sensata Technologies BV, 4.88%, 10/15/23(a)	315,375

Energy Equipment & Services (0.1%):
305,000	Ensco plc, 4.50%, 10/1/24, Callable 7/1/24 @ 100^	253,150
300,000	Noble Holding International, Ltd., 7.75%, 1/15/24, Callable 10/15/23 @ 100^	266,250
135,000	Precision Drilling Corp., 7.75%, 12/15/23, Callable 12/15/19 @ 103.88	137,700
400,000	Transocean, Inc., 6.80%, 3/15/38^	326,000

		983,100

Food Products (0.1%):
300,000	Fage International/Fage USA, 5.63%, 8/15/26, Callable 8/15/21 @ 102.81(a)	312,000

Gas Utilities (0.0%):
185,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 5/15/18 @ 103.44(a)	194,250

Hotels, Restaurants & Leisure (0.1%):
175,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13^(a)	175,613
300,000	Studio City Co., Ltd., 7.25%, 11/30/21, Callable 11/30/18 @ 103.63(a)	321,375

		496,988

Insurance (0.0%):
200,000	AIA Group, Ltd., 2.25%, 3/11/19(a)	199,668

Principal Amount		Fair Value
Yankee Dollars, continued
Machinery (0.0%):
$ 107,000	Ingersoll-Rand Lux Financial Holding, 2.63%, 5/1/20, Callable 4/1/20 @ 100	$107,953

Media (0.4%):
500,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(a)	550,000
500,000	Altice Finco SA, 8.13%, 1/15/24, Callable 12/15/18 @ 104.06(a)	540,000
600,000	Altice SA, 7.63%, 2/15/25, Callable 2/15/20 @ 103.81^(a)	647,250
190,000	LG Financeco Corp., 5.88%, 11/1/24, Callable 11/1/19 @ 104.41^(a)	199,500
790,000	MDC Partners, Inc., 6.50%, 5/1/24, Callable 5/1/19 @ 104.88^(a)	795,925

		2,732,675

Metals & Mining (0.3%):
400,000	BHP Billiton Finance USA, Ltd., 6.25%(USSW5+497bps), 10/19/75, Callable 10/19/20 @ 100(a)	439,000
681,000	BHP Billiton Finance USA, Ltd., 6.75%(USSW5+509bps), 10/19/75, Callable 10/20/25 @ 100^(a)	801,878
200,000	Corp. Nacional del Cobre de Chile, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a)	199,268
200,000	Corp. Nacional del Cobre de Chile, 4.50%, 8/1/47, Callable 2/1/47 @ 100(a)	203,054
300,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 11/6/17 @ 105.44^(a)	307,125

		1,950,325

Multi-Utilities (0.0%):
215,000	Intergen NV, 7.00%, 6/30/23, Callable 6/30/18 @ 103.5^(a)	209,625

Oil, Gas & Consumable Fuels (3.6%):
164,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	164,116
309,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	349,822
558,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100^(a)	553,247
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	346,766
218,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	229,274
252,000	Enbridge, Inc., 5.50%, 12/1/46, Callable 5/29/46 @ 100	289,474
244,000	Navios Maritime Holdings/Finance, 7.38%, 1/15/22, Callable 11/6/17 @ 105.53(a)	201,605
349,000	Petrobras Global Finance Co., 4.38%, 5/20/23^	344,987
1,229,000	Petrobras Global Finance Co., 5.63%, 5/20/43^	1,096,882
2,677,000	Petrobras Global Finance Co., 7.25%, 3/17/44	2,787,425
1,910,000	Petrobras International Finance Co., 5.38%, 1/27/21	2,015,050
354,000	Petroleos Mexicanos, 8.00%, 5/3/19	385,860
225,000	Petroleos Mexicanos, 6.00%, 3/5/20	241,763
769,000	Petroleos Mexicanos, 3.50%, 7/23/20^	785,149
426,000	Petroleos Mexicanos, 3.50%, 1/30/23	419,866
971,000	Petroleos Mexicanos, 4.63%, 9/21/23	1,002,946

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$ 1,746,000	Petroleos Mexicanos, 4.88%, 1/18/24	$1,810,601
1,036,000	Petroleos Mexicanos, 4.50%, 1/23/26^	1,034,239
480,000	Petroleos Mexicanos, 6.50%, 3/13/27(a)	531,950
1,220,000	Petroleos Mexicanos, 6.50%, 3/13/27(a)	1,352,040
1,039,000	Petroleos Mexicanos, 6.50%, 6/2/41	1,086,275
841,000	Petroleos Mexicanos, 5.50%, 6/27/44	784,233
1,005,000	Petroleos Mexicanos, 5.63%, 1/23/46	934,650
1,677,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,784,159
510,000	Petroleos Mexicanos, 6.75%, 9/21/47(a)	542,589
222,000	Teine Energy, Ltd., 6.88%, 9/30/22, Callable 11/6/17 @ 105.16(a)	225,885

		21,300,853

Pharmaceuticals (1.0%):
865,000	Actavis Funding SCS, 2.45%, 6/15/19	870,992
624,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	647,034
336,000	Mylan NV, 2.50%, 6/7/19	337,326
685,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100^	697,004
337,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100^	343,101
400,000	Perrigo Finance plc, 3.90%, 12/15/24, Callable 9/15/24 @ 100	408,735
484,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	465,997
346,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23^	330,012
412,000	Teva Pharmaceuticals Industries, Ltd., 3.15%, 10/1/26^	379,739
305,000	Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22, Callable 3/15/19 @ 103.25^(a)	322,538
230,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24, Callable 3/15/20 @ 103.5^(a)	245,546
407,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(a)	356,633

		5,404,657

Professional Services (0.2%):
165,000	IHS Markit, Ltd., 4.75%, 2/15/25, Callable 11/15/24 @ 100(a)	176,550
880,000	Nielsen Co. Luxembourg SARLl (The), 5.00%, 2/1/25, Callable 2/1/20 @ 103.75^(a)	916,300

		1,092,850

Semiconductors & Semiconductor Equipment (0.1%):
300,000	NXP BV/NXP Funding LLC, 4.63%, 6/1/23(a)	322,500

Software (0.1%):
550,000	Open Text Corp., 5.63%, 1/15/23, Callable 1/15/18 @ 104.22(a)	576,125

Sovereign Bond (0.5%):
1,344,000	Dominican Republic, 5.50%, 1/27/25(a)	1,421,280
1,500,000	Republic of Belarus, 8.95%, 1/26/18(a)	1,527,000

		2,948,280

Principal Amount		Fair Value
Yankee Dollars, continued
Tobacco (0.2%):
$ 690,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(a)	$717,438
690,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100(a)	727,798

		1,445,236

Trading Companies & Distributors (0.7%):
1,344,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/21	1,450,231
2,165,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.63%, 7/1/22	2,320,523
347,000	FLY Leasing, Ltd., 6.38%, 10/15/21, Callable 11/6/17 @ 104.78	363,049

		4,133,803

Wireless Telecommunication Services (0.1%):
300,000	Millicom International Cellular SA, 6.00%, 3/15/25, Callable 3/15/20 @ 103(a)	321,000

Total Yankee Dollars (Cost $69,979,343)		72,699,578

Municipal Bonds (2.1%):
California (0.5%):
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	676,191
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	14,769
400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	581,172
965,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	1,479,924

		2,752,056

Illinois (1.6%):
176,000	Illinois State, Build America Bonds, GO, 6.20%, 7/1/21	186,989
10,000	Illinois State, Build America Bonds, GO, Series 3, 5.55%, 4/1/19	10,384
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	478,338
1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,219,135
420,000	Illinois State, Build America Bonds, GO, 4.00%, 12/1/20	426,838
1,340,000	Illinois State, Build America Bonds, GO, 5.88%, 3/1/19	1,400,916
645,000	Illinois State, Build America Bonds, GO, 5.67%, 3/1/18	654,049
315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	353,109
105,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43%, 1/1/42	101,086
395,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series C1, 7.78%, 1/1/35	468,664
80,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.63%, 1/1/22	81,732
200,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 6.31%, 1/1/44	213,856
2,940,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	2,973,222
125,000	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	130,006
96,000	Illinois State, Build America Bonds, GO, 4.35%, 6/1/18	97,132

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds, continued
Illinois, continued

		$9,795,456

Total Municipal Bonds (Cost $12,077,374)		12,547,512

U.S. Government Agency Mortgages (21.0%):
Federal Home Loan Mortgage Corporation (6.1%)
83,233	3.00%, 2/1/31, Pool #G15741	85,612
419,361	3.00%, 4/1/31, Pool #G15799	431,364
22,648	3.00%, 5/1/31, Pool #J34616	23,305
73,583	3.00%, 6/1/31, Pool #J34680	75,690
161,698	2.50%, 7/1/31, Pool #J34888	162,988
200,077	3.00%, 2/1/32, Pool #G16076	205,824
785,753	3.50%, 3/1/32, Pool #C91403	821,247
771,534	3.00%, 3/1/32, Pool #G16113	793,785
2,080,798	3.50%, 7/1/32, Pool #C91467	2,175,065
392,740	4.00%, 6/1/33, Pool #G30718	417,985
1,774,706	4.00%, 5/1/37, Pool #C91938	1,887,362
2,609,406	5.00%, 2/1/38, Pool #G60365	2,862,834
127,942	3.50%, 4/1/40, Pool #V81744	132,604
152,826	3.50%, 5/1/40, Pool #V81750	158,402
252,623	3.50%, 6/1/40, Pool #V81792	261,839
113,103	3.50%, 8/1/40, Pool #V81886	117,226
96,463	3.50%, 9/1/40, Pool #V81958	99,979
972,086	4.00%, 1/1/41, Pool #A96413	1,027,596
804,179	4.00%, 2/1/41, Pool #A96807	850,082
100,622	4.50%, 3/1/41, Pool #A97673	108,285
164,304	4.50%, 4/1/41, Pool #A97942	176,807
434,636	5.00%, 6/1/41, Pool #G06596	482,595
2,179,272	4.50%, 1/1/42, Pool #G60517	2,344,832
61,689	3.50%, 8/1/42, Pool #Q10392	63,941
81,236	3.50%, 8/1/42, Pool #Q10434	84,182
85,118	3.50%, 8/1/42, Pool #Q10047	88,227
75,649	3.50%, 8/1/42, Pool #Q10164	78,379
89,726	3.50%, 9/1/42, Pool #Q11244	93,004
69,974	4.00%, 11/1/42, Pool #Q13121	74,386
56,629	3.50%, 11/1/42, Pool #G07231	58,698
178,530	3.00%, 12/1/42, Pool #C04320	180,210
740,636	3.50%, 4/1/43, Pool #G07921	767,636
684,949	3.50%, 4/1/43, Pool #Q17209	709,968
118,666	4.00%, 5/1/43, Pool #Q18481	125,878
60,791	4.00%, 7/1/43, Pool #Q19597	64,617
75,297	4.00%, 10/1/43, Pool #Q22499	80,036
765,917	3.00%, 10/1/43, Pool #G08553	772,137
149,469	4.00%, 1/1/44, Pool #V80950	158,869
494,934	4.00%, 1/1/45, Pool #Q30720	521,286
81,671	3.50%, 3/1/45, Pool #Q31974	84,650
157,624	3.50%, 3/1/45, Pool #Q32008	163,372
77,240	3.50%, 3/1/45, Pool #Q32328	80,057
50,440	3.00%, 5/1/45, Pool #Q33468	50,711
415,854	3.50%, 5/1/45, Pool #Q33547	430,231
325,381	3.00%, 6/1/45, Pool #Q34156	327,277
495,146	3.50%, 6/1/45, Pool #Q34311	513,201
76,463	3.50%, 6/1/45, Pool #Q33791	79,113
468,511	3.50%, 6/1/45, Pool #Q34164	484,745
28,970	3.00%, 7/1/45, Pool #Q34979	29,202
83,494	3.00%, 7/1/45, Pool #Q34759	84,126
139,646	4.00%, 8/1/45, Pool #Q35845	147,368
30,697	4.00%, 9/1/45, Pool #Q37853	32,480
30,462	4.00%, 11/1/45, Pool #Q38812	32,084
27,283	4.00%, 2/1/46, Pool #Q38782	28,871
17,124	4.00%, 2/1/46, Pool #Q38879	18,120
37,525	4.00%, 2/1/46, Pool #Q38783	39,523
585,532	3.50%, 5/1/46, Pool #G60553	607,923
183,208	3.50%, 5/1/46, Pool #G60603	189,851
576,472	3.50%, 9/1/46, Pool #Q43257	597,376
948,603	3.00%, 10/1/46, Pool #Q43734	953,034
3,299,650	3.00%, 12/1/46, Pool #G08737	3,314,038

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 52,218	3.00%, 12/1/46, Pool #Q44977	$52,462
2,437,210	3.00%, 1/1/47, Pool #G08741	2,447,837
1,456,855	3.00%, 2/1/47, Pool #G08747^	1,463,152
3,000,000	3.50%, 10/15/47, TBA	3,094,102

		34,969,668

Federal National Mortgage Association (10.1%)
72,374	2.50%, 10/1/28, Pool #AU2669	73,321
100,476	3.00%, 10/1/28, Pool #AS0758	103,654
116,416	3.00%, 1/1/29, Pool #AL4753	120,093
28,438	3.00%, 8/1/29, Pool #AW9071	29,281
521,335	3.50%, 9/1/29, Pool #AL5878	546,586
2,078,434	3.50%, 11/1/30, Pool #AL7688	2,175,943
31,325	3.00%, 12/1/30, Pool #BC3672	32,219
22,872	3.00%, 5/1/31, Pool #BA7510	23,525
23,179	3.00%, 6/1/31, Pool #BD1758	23,840
953,839	3.00%, 7/1/31, Pool #AS7629	980,688
278,634	3.00%, 7/1/31, Pool #BC1464	286,865
130,259	3.00%, 3/1/32, Pool #BM1008	134,278
338,861	3.00%, 3/1/32, Pool #AS9334	348,399
193,793	3.00%, 3/1/32, Pool #BM1099	199,533
439,803	3.00%, 3/1/32, Pool #BM1045	452,842
587,407	3.00%, 4/1/32, Pool #BE6636	603,942
730,513	3.00%, 4/1/32, Pool #AS9509	751,076
181,629	3.00%, 5/1/32, Pool #BM1274	187,185
144,652	3.00%, 6/1/32, Pool #MA3029	148,724
140,904	3.00%, 6/1/32, Pool #BM1271	145,262
727,299	3.00%, 7/1/32, Pool #BM1449	750,254
238,873	3.00%, 7/1/32, Pool #BH5894	245,597
393,079	3.00%, 7/1/32, Pool #BH5887	404,144
194,865	3.00%, 7/1/32, Pool #BH5093	200,447
298,570	3.00%, 8/1/32, Pool #BM1669	308,591
64,374	3.00%, 9/1/32, Pool #BH9194	66,288
35,570	3.00%, 9/1/32, Pool #BH9193	36,672
1,001,006	3.00%, 9/1/32, Pool #890789	1,030,765
500,000	3.00%, 10/25/32, TBA	513,750
6,694	4.50%, 7/1/33, Pool #720240	7,204
11,484	4.50%, 7/1/33, Pool #729327	12,444
20,618	4.50%, 8/1/33, Pool #726956	22,350
8,012	4.50%, 8/1/33, Pool #727029	8,608
7,980	4.50%, 8/1/33, Pool #723124	8,585
18,344	4.50%, 8/1/33, Pool #726928	19,980
351,862	3.50%, 8/1/33, Pool #AL4227	367,392
55,487	4.50%, 8/1/33, Pool #729380	60,433
13,541	4.50%, 8/1/33, Pool #729713	14,736
11,358	4.50%, 8/1/33, Pool #727160	12,373
16,913	4.50%, 9/1/33, Pool #734922	18,422
44,082	4.50%, 9/1/33, Pool #727147	48,015
52,616	4.50%, 12/1/33, Pool #AL5321	57,339
25,270	3.50%, 1/1/34, Pool #AS1614	26,415
130,830	3.50%, 1/1/34, Pool #AS1612	136,726
58,132	3.50%, 1/1/34, Pool #AS1406	60,764
184,926	3.50%, 1/1/34, Pool #AS1611	193,268
47,300	6.00%, 10/1/34, Pool #AL2130	54,641
290,380	5.50%, 11/1/34, Pool #725946	325,530
140,868	5.50%, 1/1/35, Pool #735141	157,928
106,864	4.50%, 9/1/35, Pool #AB8198	116,359
1,002,768	6.00%, 5/1/36, Pool #745512	1,145,746
72,670	5.50%, 9/1/36, Pool #AD0500	81,467
501,862	6.00%, 1/1/37, Pool #932030	571,573
95,045	6.00%, 3/1/37, Pool #889506	108,288
128,562	6.00%, 1/1/38, Pool #889371	148,564
372,079	5.00%, 2/1/38, Pool #310165	409,873
44,623	6.00%, 3/1/38, Pool #889219	51,358
24,239	6.00%, 7/1/38, Pool #889733	27,947
146,639	4.50%, 3/1/39, Pool #AB0051	159,718

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 683,590	4.50%, 4/1/39, Pool #AB0043	$745,035
244,041	5.00%, 6/1/39, Pool #AL7550	268,706
672,639	5.00%, 6/1/39, Pool #AL7521	740,702
868,495	6.00%, 7/1/39, Pool #BF0030	975,758
173,406	6.00%, 5/1/40, Pool #AL2129	201,006
97,667	4.00%, 12/1/40, Pool #AA4757	103,298
16,552	6.00%, 1/1/42, Pool #AL2128	19,097
329,570	3.00%, 9/1/42, Pool #AB6126	332,472
131,330	3.50%, 9/1/42, Pool #AP4100	135,989
248,045	3.00%, 10/1/42, Pool #AB6509	250,229
464,623	3.00%, 10/1/42, Pool #AB6504	468,714
504,523	3.00%, 11/1/42, Pool #AB6976	508,966
26,410	3.50%, 12/1/42, Pool #AQ9054	27,339
169,293	3.00%, 12/1/42, Pool #AB7282	170,784
917,095	3.00%, 1/1/43, Pool #AL3181	925,147
160,366	3.50%, 1/1/43, Pool #AQ9328	166,138
761,718	3.00%, 1/1/43, Pool #AB7586	768,425
32,306	3.50%, 2/1/43, Pool #AR1797	33,422
294,318	3.00%, 2/1/43, Pool #AB7846	296,910
379,164	2.50%, 2/1/43, Pool #AB8465	368,807
39,913	3.50%, 3/1/43, Pool #AR6751	41,291
39,260	3.50%, 3/1/43, Pool #AR7567	40,589
105,090	3.50%, 3/1/43, Pool #AL3409	108,742
199,896	3.50%, 8/1/43, Pool #AL7261	207,100
437,867	3.00%, 9/1/43, Pool #AL5059	441,719
530,476	4.50%, 3/1/44, Pool #AL5082	570,378
530,785	3.00%, 6/1/44, Pool #AL7195	535,455
534,105	5.00%, 11/1/44, Pool #AL7307	588,187
49,363	4.00%, 12/1/44, Pool #AW9502	52,016
221,399	4.00%, 12/1/44, Pool #AX8459	235,060
30,398	4.00%, 12/1/44, Pool #AY0045	32,033
404,305	4.00%, 3/1/45, Pool #AL6541	429,286
109,872	3.50%, 3/1/45, Pool #AY5352	113,813
128,336	3.00%, 5/1/45, Pool #AS4972	129,068
160,331	3.50%, 5/1/45, Pool #AY9324	166,083
125,113	3.50%, 5/1/45, Pool #AY9074	129,601
206,178	3.50%, 5/1/45, Pool #AY9287	213,574
170,918	4.00%, 5/1/45, Pool #AZ1207	180,047
151,548	3.50%, 5/1/45, Pool #AZ1192	156,984
72,460	4.00%, 5/1/45, Pool #AZ1876	76,729
125,867	3.50%, 5/1/45, Pool #AZ0727	130,382
459,002	4.00%, 6/1/45, Pool #AY8096	483,643
249,175	4.00%, 6/1/45, Pool #AY8126	262,485
330,720	5.00%, 6/1/45, Pool #AZ3448	361,232
86,450	4.00%, 6/1/45, Pool #AZ2719	91,544
80,303	4.00%, 6/1/45, Pool #AZ3341	85,031
1,402,422	3.50%, 6/1/45, Pool #AY5622	1,452,729
34,321	3.50%, 7/1/45, Pool #AS5312	35,515
230,931	3.50%, 7/1/45, Pool #AZ3198	239,208
373,000	4.00%, 7/1/45, Pool #AZ1783	392,908
894,735	3.50%, 7/1/45, Pool #AZ0814	925,815
690,829	4.00%, 7/1/45, Pool #AZ0833	731,515
290,655	3.00%, 8/1/45, Pool #AS5634	292,313
248,063	3.50%, 8/1/45, Pool #AY8424	256,680
123,309	3.00%, 8/1/45, Pool #AZ8288	124,013
47,664	3.00%, 8/1/45, Pool #AZ3728	47,936
193,975	4.00%, 10/1/45, Pool #AL7413	205,954
995,124	4.00%, 10/1/45, Pool #AL7593	1,056,449
86,297	4.00%, 11/1/45, Pool #AZ0560	90,885
74,513	4.00%, 12/1/45, Pool #AS6350	79,103
137,115	3.50%, 12/1/45, Pool #AL7890	142,033
42,598	4.00%, 12/1/45, Pool #BC0997	44,872
131,166	4.00%, 12/1/45, Pool #BA6404	138,142
1,842,445	4.00%, 2/1/46, Pool #BC1578	1,940,456
90,353	4.00%, 4/1/46, Pool #BC7809	95,184

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 65,378	4.00%, 4/1/46, Pool #BC3920	$68,868
20,231	4.00%, 5/1/46, Pool #BC2276	21,310
846,203	4.00%, 6/1/46, Pool #AL9282	891,249
614,645	4.00%, 6/1/46, Pool #BC0960	647,423
154,232	4.00%, 7/1/46, Pool #BC6148	162,460
831,466	3.50%, 7/1/46, Pool #AL9515	860,493
156,237	3.50%, 8/1/46, Pool #AL8970	161,877
290,399	3.50%, 8/1/46, Pool #AL8990	300,882
137,405	4.00%, 8/1/46, Pool #BD1451	144,746
156,069	4.50%, 8/1/46, Pool #AL9111	167,715
265,783	4.00%, 8/1/46, Pool #AL8881	281,428
47,451	3.50%, 8/1/46, Pool #BD5247	49,164
2,028,534	3.00%, 8/1/46, Pool #BC1509	2,038,713
1,748,041	3.00%, 9/1/46, Pool #AS7844	1,756,817
1,601,647	3.00%, 9/1/46, Pool #BC2817	1,609,691
28,846	3.50%, 9/1/46, Pool #BD0711	29,860
77,342	3.50%, 9/1/46, Pool #BD7792	80,134
149,243	4.00%, 9/1/46, Pool #BD1489	157,211
45,301	4.00%, 10/1/46, Pool #BD7599	47,724
461,535	3.50%, 10/1/46, Pool #BC4760	478,196
385,920	3.50%, 10/1/46, Pool #AL9285	398,134
187,265	3.50%, 11/1/46, Pool #BC9014	194,025
68,070	3.50%, 12/1/46, Pool #BE5877	70,526
1,847,816	3.50%, 12/1/46, Pool #BD8504	1,914,516
927,322	3.50%, 12/1/46, Pool #BC9077	959,694
43,344	3.50%, 1/1/47, Pool #BE7834	44,908
1,458,423	3.00%, 1/1/47, Pool #MA2863	1,464,244
815,460	3.50%, 1/1/47, Pool #AL9776	843,906
3,465,629	4.00%, 2/1/47, Pool #AL9779	3,679,041
197,954	3.50%, 2/1/47, Pool #BE5696	204,867
513,059	4.50%, 3/1/47, Pool #BE9261	553,283
394,832	4.50%, 3/1/47, Pool #BE9260	425,228
2,000,000	4.50%, 10/25/47, TBA	2,146,874
1,100,000	3.50%, 10/25/47, TBA	1,133,988

		61,007,731

Government National Mortgage Association (4.8%)
15,622	5.00%, 6/15/34, Pool #629493	17,202
12,918	5.00%, 3/15/38, Pool #676766	14,234
5,260	5.00%, 4/15/38, Pool #672672	5,775
22,584	5.00%, 8/15/38, Pool #687818	24,739
162,208	5.00%, 1/15/39, Pool #705997	178,328
2,038	5.00%, 3/15/39, Pool #697946	2,243
312,933	5.00%, 3/15/39, Pool #646746	344,726
340,192	4.00%, 10/15/40, Pool #783143	360,431
799,801	4.50%, 3/20/41, Pool #4978	859,940
574,076	4.00%, 5/20/41, Pool #5054	608,749
285,160	4.50%, 5/20/41, Pool #005055	306,588
274,565	4.50%, 6/15/41, Pool #366975	298,454
185,613	4.50%, 6/20/41, Pool #005082	199,560
654,724	4.00%, 10/20/41, Pool #5203	694,288
699,210	3.50%, 12/20/41, Pool #5258	729,934
1,246,999	4.00%, 1/20/42, Pool #5280	1,322,316
74,043	4.00%, 11/20/42, Pool #AB9233	78,668
492,906	3.00%, 12/20/42, Pool #AA5872	502,507
407,701	3.00%, 12/20/42, Pool #MA0624	416,273
72,671	3.00%, 1/20/43, Pool #MA0698	74,222
4,001,115	3.50%, 1/20/43, Pool #MA0699	4,181,884
886,915	3.50%, 2/20/43, Pool #MA0783	926,987
321,398	3.00%, 3/20/43, Pool #AA6146	327,897
127,700	3.00%, 3/20/43, Pool #AD8812	130,322
110,597	3.50%, 3/20/43, Pool #AD8884	115,671
41,786	3.50%, 4/20/43, Pool #AB9891	43,758
112,631	3.50%, 4/20/43, Pool #AD9075	117,877
750,931	3.50%, 4/20/43, Pool #783976	784,858
516,066	4.00%, 4/15/46, Pool #784232	545,282

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 118,499	3.00%, 5/20/46, Pool #MA3662	$120,285
43,745	3.50%, 5/20/46, Pool #AR9028	45,713
32,364	3.50%, 5/20/46, Pool #AR9166	33,838
45,570	3.50%, 5/20/46, Pool #AS4272	47,612
57,384	3.50%, 6/20/46, Pool #AT4133	60,086
168,047	3.50%, 6/20/46, Pool #AT4139	175,723
57,433	3.50%, 6/20/46, Pool #AS4285	60,003
108,804	3.00%, 6/20/46, Pool #MA3735	110,444
36,878	3.50%, 6/20/46, Pool #AT4134	38,541
815,874	3.00%, 7/20/46, Pool #MA3802	828,171
375,712	3.00%, 8/20/46, Pool #MA3873	381,374
1,847,551	3.00%, 9/20/46, Pool #MA3936	1,875,396
55,890	3.00%, 10/20/46, Pool #MA4003	56,732
337,711	3.00%, 11/20/46, Pool #MA4068	342,801
3,574,754	3.00%, 12/20/46, Pool #MA4126	3,628,630
546,154	4.00%, 1/15/47, Pool #AX5831	576,499
515,115	4.00%, 1/15/47, Pool #AX5857	544,052
1,489,492	3.00%, 1/20/47, Pool #MA4195	1,511,941
485,330	3.00%, 2/20/47, Pool #MA4261	492,644
464,346	4.00%, 4/20/47, Pool #784303	490,080
534,249	4.00%, 4/20/47, Pool #784304	563,857
495,732	Class JA, Series 2015-H21, 2.50%, 6/20/65, Callable 6/20/21 @ 100	498,524

		26,696,659

Total U.S. Government Agency Mortgages (Cost $122,655,351)		122,674,058

U.S. Treasury Obligations (30.7%):
U.S. Treasury Bonds (3.0%)
3,535,000	2.50%, 2/15/46	3,287,412
13,490,000	3.00%, 2/15/47	13,876,257

		17,163,669

U.S. Treasury Inflation Index Bonds (2.8%)
4,362,000	1.38%, 2/15/44	5,054,725
9,627,000	0.75%, 2/15/45	9,544,290
1,717,000	1.00%, 2/15/46	1,799,518

		16,398,533

U.S. Treasury Inflation Index Notes (2.7%)
3,342,000	0.25%, 1/15/25	3,419,661
7,466,000	0.63%, 1/15/26	7,795,479
4,972,000	0.13%, 7/15/26	4,937,358

		16,152,498

U.S. Treasury Notes (22.2%)
11,200,000	0.75%, 10/31/17	11,197,424
14,000,000	0.75%, 10/31/18	13,904,844
17,547,000	1.25%, 3/31/21	17,262,547
5,324,000	1.38%, 4/30/21	5,256,618
33,191,000	1.88%, 3/31/22	33,180,627
5,498,000	1.75%, 6/30/22	5,457,839
13,923,000	1.88%, 7/31/22	13,892,543
8,734,000	2.13%, 7/31/24	8,721,377
9,698,000	2.13%, 9/30/24	9,672,240
7,699,000	1.50%, 8/15/26	7,209,091
3,368,000	3.00%, 5/15/47	3,465,619

		129,220,769

Total U.S. Treasury Obligations (Cost $180,514,668)		178,935,469

Securities Held as Collateral for Securities on Loan (5.3%):
31,162,879	AZL Pyramis® Total Bond Fund Securities Lending Collateral Account(f)	31,162,879

Total Securities Held as Collateral for Securities on Loan (Cost $31,162,879)		31,162,879

Shares		Fair Value
Unaffiliated Investment Company (5.1%):
30,038,095	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(g)	$30,038,095

Total Unaffiliated Investment Company (Cost $30,038,095)		30,038,095

Shares		Fair Value
Warrant(0.0%):
Oil, Gas & Consumable Fuels (0.0%):
3,749	Midstates Petroleum Co., Inc., 4/21/20(d)(e)	5,968

Total Warrant (Cost $8,435)		5,968

Total Investment Securities (Cost $617,086,187) - 106.6%		622,680,971
Net other assets (liabilities) - (6.6)%		(38,473,922)

Net Assets - 100.0%		$584,207,049

Percentages indicated are based on net assets as of September 30, 2017.

GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIBOR01M	-	1 Month US Dollar LIBOR
MTN	-	Medium Term Note
TBA	-	To Be Announced Security
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $30,051,203.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2017.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.14% of the net assets of the fund.
(d)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2017. The total of all such securities represent 0.00% of the net assets of the fund.
(e)	Defaulted bond.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.
(g)	The rate represents the effective yield at September 30, 2017.

Continued

AZL Pyramis® Total Bond Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Amounts shown as “—“ are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2017:

Country	Percentage
Australia	0.2%
Belarus	0.2%
Bermuda	0.1%
Brazil	0.4%
Canada	1.0%
Cayman Islands	0.5%
Chile	0.1%
Dominican Republic	0.2%
Finland	— %^
France	0.1%
Germany	0.4%
Guernsey	0.6%
Hong Kong	— %^
Ireland	0.7%
Italy	0.3%
Jersey	0.1%
Luxembourg	1.0%
Marshall Islands	— %^
Mexico	2.1%
Netherlands	1.5%
Switzerland	— %^
United Kingdom	2.1%
United States	88.3%
Virgin Islands, British	0.1%

100.0%

^	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (97.5%):
Aerospace & Defense (2.9%):
51,534	Boeing Co. (The)	$13,100,459
8,697	BWX Technologies, Inc.	487,206
9,864	General Dynamics Corp.	2,027,841
2,019	HEICO Corp.^	181,326
4,642	HEICO Corp., Class A	353,720
5,456	Hexcel Corp.	313,284
3,435	Huntington Ingalls Industries, Inc.	777,821
20,870	Lockheed Martin Corp.	6,475,752
14,940	Northrop Grumman Corp.	4,298,537
10,015	Raytheon Co.	1,868,599
14,989	Rockwell Collins, Inc.	1,959,212
4,458	TransDigm Group, Inc.^	1,139,688

		32,983,445

Air Freight & Logistics (1.3%):
12,955	C.H. Robinson Worldwide, Inc.^	985,876
11,702	Expeditors International of Washington, Inc.^	700,482
22,902	FedEx Corp.	5,166,233
63,814	United Parcel Service, Inc., Class B	7,663,423
7,750	XPO Logistics, Inc.*^	525,295

		15,041,309

Airlines (0.4%):
9,141	Alaska Air Group, Inc.^	697,184
17,398	American Airlines Group, Inc.^	826,231
201	Copa Holdings SA, Class A	25,031
51,938	Southwest Airlines Co.	2,907,489

		4,455,935

Auto Components (0.3%):
1,843	BorgWarner, Inc.^	94,417
24,741	Delphi Automotive plc	2,434,514
16,523	Gentex Corp.^	327,155
5,182	Lear Corp.	896,901
2,948	Visteon Corp.*	364,874

		4,117,861

Automobiles (0.5%):
11,895	Harley-Davidson, Inc.^	573,458
12,015	Tesla Motors, Inc.*^	4,098,316
4,593	Thor Industries, Inc.^	578,305

		5,250,079

Banks (0.3%):
5,148	Bank of the Ozarks, Inc.^	247,361
884	East West Bancorp, Inc.	52,846
11,605	First Republic Bank^	1,212,259
2,091	Pinnacle Financial Partners, Inc.^	139,992
2,879	Signature Bank*	368,627
3,601	SVB Financial Group*	673,711
4,996	Western Alliance Bancorp*	265,188

		2,959,984

Beverages (2.9%):
4,807	Brown-Forman Corp., Class A^	267,702
15,294	Brown-Forman Corp., Class B^	830,464
265,926	Coca-Cola Co. (The)	11,969,329
14,972	Constellation Brands, Inc., Class C	2,986,165
16,736	Dr Pepper Snapple Group, Inc.	1,480,634
38,194	Monster Beverage Corp.*	2,110,219
115,002	PepsiCo, Inc.	12,814,673

		32,459,186

Biotechnology (5.1%):
147,433	AbbVie, Inc.	13,100,897
8,727	Acadia Pharmaceuticals, Inc.*^	328,746
3,472	Agios Pharmaceuticals, Inc.*^	231,756
16,247	Alexion Pharmaceuticals, Inc.*	2,279,292
14,052	Alkermes plc*^	714,404
6,262	Alnylam Pharmaceuticals, Inc.*^	735,722
19,640	Amgen, Inc.	3,661,878

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
18,451	Biogen Idec, Inc.*	$5,777,377
16,134	BioMarin Pharmaceutical, Inc.*	1,501,591
9,830	Bioverativ, Inc.*^	560,998
71,699	Celgene Corp.*	10,455,149
26,632	Exelixis, Inc.*^	645,293
86,085	Gilead Sciences, Inc.	6,974,607
15,591	Incyte Corp.*	1,820,093
1,562	Intercept Pharmaceuticals, Inc.*^	90,658
3,875	Intrexon Corp.*^	73,664
11,251	Ionis Pharmaceuticals, Inc.*^	570,426
8,056	Neurocrine Biosciences, Inc.*^	493,672
3,854	OPKO Health, Inc.*^	26,438
7,249	Regeneron Pharmaceuticals, Inc.*	3,241,173
8,815	Seattle Genetics, Inc.*^	479,624
3,420	Tesaro, Inc.*^	441,522
23,278	Vertex Pharmaceuticals, Inc.*	3,539,187

		57,744,167

Building Products (0.4%):
13,135	A.O. Smith Corp.	780,613
8,858	Allegion plc^	765,951
4,284	Armstrong World Industries, Inc.*^	219,555
13,347	Fortune Brands Home & Security, Inc.^	897,319
3,224	Lennox International, Inc.^	576,999
19,323	Masco Corp.	753,790

		3,994,227

Capital Markets (1.8%):
12,474	Ameriprise Financial, Inc.	1,852,514
5,397	BGC Partners, Inc., Class A	78,095
10,276	CBOE Holdings, Inc.^	1,106,006
87,149	Charles Schwab Corp. (The)	3,811,896
10,067	Eaton Vance Corp.	497,008
3,579	FactSet Research Systems, Inc.^	644,614
879	Federated Investors, Inc., Class B^	26,106
25,797	Intercontinental Exchange, Inc.	1,772,254
5,371	Invesco, Ltd.	188,200
9,986	Lazard, Ltd., Class A	451,567
1,984	Legg Mason, Inc.^	77,991
8,250	LPL Financial Holdings, Inc.	425,453
3,353	MarketAxess Holdings, Inc.	618,662
15,354	Moody’s Corp.	2,137,430
1,565	Morningstar, Inc.^	133,009
8,211	MSCI, Inc., Class A	959,866
3,055	Raymond James Financial, Inc.	257,628
23,840	S&P Global, Inc.	3,726,430
12,339	SEI Investments Co.	753,419
1,701	State Street Corp.	162,514
3,240	T. Rowe Price Group, Inc.^	293,706
20,762	TD Ameritrade Holding Corp.^	1,013,186

		20,987,554

Chemicals (2.8%):
1,893	Albemarle Corp.^	258,035
19,964	Axalta Coating Systems, Ltd.*^	577,359
7,579	Celanese Corp., Series A	790,262
17,051	Chemours Co. (The)	862,951
105,421	DowDuPont, Inc.*	7,298,297
23,761	Ecolab, Inc.	3,055,902
12,346	FMC Corp.	1,102,621
8,870	Huntsman Corp.	243,215
7,348	International Flavor & Fragrances, Inc.^	1,050,103
13,051	Lyondellbasell Industries NV	1,292,702
40,540	Monsanto Co.	4,857,503
623	NewMarket Corp.^	265,242
9,899	Platform Speciality Products Corp.*	110,374
21,993	PPG Industries, Inc.^	2,389,759

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
23,161	Praxair, Inc.	$3,236,518
11,182	RPM International, Inc.	574,084
3,650	Scotts Miracle-Gro Co. (The)^	355,291
7,569	Sherwin Williams Co.	2,710,005
6,236	W.R. Grace & Co.	449,927
1,505	Westlake Chemical Corp.	125,050

		31,605,200

Commercial Services & Supplies (0.5%):
7,928	Cintas Corp.	1,143,852
3,613	Clean Harbors, Inc.*^	204,857
18,490	Copart, Inc.*^	635,501
12,724	KAR Auction Services, Inc.	607,444
8,951	Rollins, Inc.^	412,999
33,782	Waste Management, Inc.	2,644,117

		5,648,770

Communications Equipment (0.3%):
4,890	Arista Networks, Inc.*^	927,193
8,733	CommScope Holding Co., Inc.*	290,023
5,867	F5 Networks, Inc.*	707,326
2,825	Harris Corp.	371,996
1,513	Motorola Solutions, Inc.	128,408
8,187	Palo Alto Networks, Inc.*	1,179,746

		3,604,692

Construction & Engineering (0.0%):
3,457	Quanta Services, Inc.*	129,188

Construction Materials (0.3%):
4,320	Eagle Materials, Inc., Class A	460,944
5,200	Martin Marietta Materials, Inc.^	1,072,396
11,277	Vulcan Materials Co.	1,348,729

		2,882,069

Consumer Finance (0.0%):
2,728	Capital One Financial Corp.	230,952
926	Credit Acceptance Corp.*^	259,438

		490,390

Containers & Packaging (0.6%):
1,143	AptarGroup, Inc.^	98,652
1,040	Ardagh Group SA	22,266
7,796	Avery Dennison Corp.	766,659
17,700	Ball Corp.^	731,010
11,815	Berry Global Group, Inc.*	669,320
8,278	Crown Holdings, Inc.*	494,362
19,807	Graphic Packaging Holding Co.	276,308
34,579	International Paper Co.	1,964,778
11,698	Owens-Illinois, Inc.*	294,322
8,636	Packaging Corp. of America^	990,376
9,185	Sealed Air Corp.	392,383
6,806	Silgan Holdings, Inc.^	200,301

		6,900,737

Distributors (0.1%):
4,917	Genuine Parts Co.^	470,311
3,929	LKQ Corp.*	141,405
3,631	Pool Corp.^	392,765

		1,004,481

Diversified Consumer Services (0.1%):
4,524	Bright Horizons Family Solutions, Inc.*	390,014
3,128	H&R Block, Inc.^	82,829
16,704	Service Corp. International^	576,288
12,506	ServiceMaster Global Holdings, Inc.*	584,406

		1,633,537

Diversified Financial Services (0.0%):
7,612	Leucadia National Corp.	192,203

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
1,048	Voya Financial, Inc.	$41,805

		234,008

Diversified Telecommunication Services (0.9%):
188,978	Verizon Communications, Inc.	9,352,521
17,452	Zayo Group Holdings, Inc.*	600,698

		9,953,219

Electrical Equipment (0.3%):
2,677	Acuity Brands, Inc.^	458,517
3,308	AMETEK, Inc.	218,460
8,274	Emerson Electric Co.	519,938
3,221	Hubbell, Inc.	373,700
11,872	Rockwell Automation, Inc.	2,115,710
7,971	Sensata Technologies Holding NV*^	383,166

		4,069,491

Electronic Equipment, Instruments & Components (0.7%):
27,679	Amphenol Corp., Class A	2,342,751
14,203	CDW Corp.	937,398
7,693	Cognex Corp.	848,384
2,222	Coherent, Inc.*^	522,548
4,490	Corning, Inc.	134,341
6,521	FLIR Systems, Inc.	253,732
3,346	IPG Photonics Corp.*	619,211
7,759	National Instruments Corp.^	327,197
18,077	Trimble Navigation, Ltd.*	709,522
3,846	Universal Display Corp.^	495,557
4,866	Zebra Technologies Corp., Class A*	528,350

		7,718,991

Energy Equipment & Services (0.2%):
54,123	Halliburton Co.	2,491,282
4,490	RPC, Inc.^	111,307

		2,602,589

Equity Real Estate Investment Trusts (2.5%):
39,086	American Tower Corp.	5,342,275
2,022	Boston Properties, Inc.	248,463
3,156	Coresite Realty Corp.^	353,156
37,210	Crown Castle International Corp.	3,720,256
11,039	CubeSmart^	286,572
7,094	Cyrusone, Inc.^	418,049
14,422	Digital Realty Trust, Inc.^	1,706,555
10,865	Douglas Emmett, Inc.	428,298
7,194	Equinix, Inc.	3,210,682
7,650	Equity Lifestyle Properties, Inc.^	650,862
9,522	Extra Space Storage, Inc.^	760,998
2,560	Federal Realty Investment Trust^	317,978
5,806	Gaming & Leisure Properties, Inc.	214,183
1,534	Hudson Pacific Properties, Inc.	51,435
21,154	Iron Mountain, Inc.^	822,891
6,957	Lamar Advertising Co., Class A^	476,763
1,919	Outfront Media, Inc.^	48,320
13,694	Public Storage, Inc.^	2,930,379
11,095	SBA Communications Corp.*	1,598,235
25,995	Simon Property Group, Inc.^	4,185,456
780	Tanger Factory Outlet Centers, Inc.^	19,048
2,608	Taubman Centers, Inc.^	129,618

		27,920,472

Food & Staples Retailing (1.0%):
40,342	Costco Wholesale Corp.^	6,627,786
44,477	Kroger Co. (The)^	892,209
49,209	Rite Aid Corp.*^	96,450
12,296	Sprouts Farmers Market, Inc.*^	230,796
45,509	Sysco Corp.	2,455,211

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
15,900	Walgreens Boots Alliance, Inc.	$1,227,798

		11,530,250

Food Products (0.6%):
8,380	Blue Buffalo Pet Products, Inc.*^	237,573
10,994	Campbell Soup Co.^	514,739
37,788	General Mills, Inc.^	1,955,906
11,539	Hershey Co. (The)	1,259,713
21,067	Kellogg Co.^	1,313,949
3,045	Lamb Weston Holding, Inc.	142,780
11,123	McCormick & Co.^	1,141,665
4,675	Pilgrim’s Pride Corp.*^	132,817
1,458	TreeHouse Foods, Inc.*^	98,750

		6,797,892

Health Care Equipment & Supplies (2.6%):
3,785	ABIOMED, Inc.*	638,151
7,346	Align Technology, Inc.*	1,368,339
4,153	Baxter International, Inc.	260,601
20,669	Becton, Dickinson & Co.^	4,050,091
126,533	Boston Scientific Corp.*	3,690,968
6,714	C.R. Bard, Inc.	2,151,837
3,476	Cooper Cos., Inc. (The)	824,194
8,002	Dexcom, Inc.*^	391,498
19,300	Edwards Lifesciences Corp.*	2,109,683
5,762	Hill-Rom Holdings, Inc.	426,388
14,486	Hologic, Inc.*	531,491
8,063	IDEXX Laboratories, Inc.*	1,253,716
3,380	Intuitive Surgical, Inc.*^	3,535,074
9,208	Medtronic plc	716,106
12,962	ResMed, Inc.^	997,556
31,449	Stryker Corp.	4,466,388
719	Teleflex, Inc.	173,976
8,485	Varian Medical Systems, Inc.*^	849,009
6,667	West Pharmaceutical Services, Inc.	641,765

		29,076,831

Health Care Providers & Services (2.6%):
9,671	Aetna, Inc.	1,537,786
14,651	AmerisourceBergen Corp.^	1,212,370
1,978	Centene Corp.*^	191,411
20,113	Cigna Corp.	3,759,924
3,516	Express Scripts Holding Co.*	222,633
1,905	HCA Holdings, Inc.*	151,619
14,884	Henry Schein, Inc.*^	1,220,339
12,550	Humana, Inc.	3,057,557
572	LifePoint Hospitals, Inc.*^	33,119
2,004	McKesson Corp.	307,834
862	Patterson Cos., Inc.^	33,316
1,223	Premier, Inc., Class A*	39,833
88,738	UnitedHealth Group, Inc.	17,379,338
3,783	WellCare Health Plans, Inc.*	649,692

		29,796,771

Health Care Technology (0.3%):
3,703	athenahealth, Inc.*^	460,505
26,553	Cerner Corp.*^	1,893,760
10,112	Veeva Systems, Inc., Class A*	570,418

		2,924,683

Hotels, Restaurants & Leisure (3.2%):
9,472	Aramark Holdings Corp.	384,658
2,371	Chipotle Mexican Grill, Inc.*^	729,865
3,278	Choice Hotels International, Inc.	209,464
11,637	Darden Restaurants, Inc.	916,763
4,425	Domino’s Pizza, Inc.^	878,584
8,261	Dunkin’ Brands Group, Inc.^	438,494
10,290	Extended Stay America, Inc.	205,800
5,816	Hilton Grand Vacations*	224,672
16,811	Hilton Worldwide Holdings, Inc.	1,167,524

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
33,269	Las Vegas Sands Corp.	$2,134,539
29,201	Marriott International, Inc., Class A^	3,219,702
75,488	McDonald’s Corp.	11,827,460
3,743	MGM Resorts International	121,984
6,205	Six Flags Entertainment Corp.^	378,133
130,465	Starbucks Corp.	7,007,275
3,669	Vail Resorts, Inc.	836,972
16,869	Wendy’s Co. (The)^	261,976
9,507	Wyndham Worldwide Corp.^	1,002,133
7,349	Wynn Resorts, Ltd.	1,094,413
29,421	Yum China Holdings, Inc.*	1,175,957
32,183	Yum! Brands, Inc.	2,368,991

		36,585,359

Household Durables (0.3%):
17,187	D.R. Horton, Inc.	686,277
9,786	Leggett & Platt, Inc.^	467,086
289	Mohawk Industries, Inc.*	71,530
308	NVR, Inc.*	879,341
6,988	PulteGroup, Inc.^	190,982
1,795	Tempur Sealy International, Inc.*^	115,813
6,360	Toll Brothers, Inc.^	263,749
4,634	Tupperware Brands Corp.	286,474
584	Whirlpool Corp.^	107,713

		3,068,965

Household Products (0.7%):
23,013	Church & Dwight Co., Inc.	1,114,980
10,181	Clorox Co. (The)	1,342,976
12,659	Colgate-Palmolive Co.	922,208
5,610	Energizer Holdings, Inc.^	258,341
27,893	Kimberly-Clark Corp.	3,282,447
11,952	Procter & Gamble Co. (The)	1,087,393
2,167	Spectrum Brands Holdings, Inc.^	229,529

		8,237,874

Independent Power & Renewable Electricity Producers (0.0%):
5,796	NRG Energy, Inc.^	148,320

Industrial Conglomerates (2.0%):
53,674	3M Co., Class C	11,266,172
139,682	General Electric Co.	3,377,511
41,153	Honeywell International, Inc.	5,833,026
8,799	Roper Industries, Inc.^	2,141,677

		22,618,386

Insurance (1.1%):
9,377	Allstate Corp. (The)	861,840
9,967	American International Group, Inc.	611,874
24,096	Aon plc	3,520,426
1,705	Arch Capital Group, Ltd.*	167,942
11,396	Arthur J. Gallagher & Co.	701,424
1,859	Aspen Insurance Holdings, Ltd.	75,104
1,136	Assurant, Inc.	108,511
1,554	Erie Indemnity Co., Class A^	187,366
47,573	Marsh & McLennan Cos., Inc.	3,987,092
53,709	Progressive Corp. (The)	2,600,590
7,460	XL Group, Ltd.	294,297

		13,116,466

Internet & Direct Marketing Retail (4.7%):
36,768	Amazon.com, Inc.*	35,346,917
11,212	Expedia, Inc.^	1,613,855
1,049	Liberty Expedia Holdings, Class A*	55,712
21,028	Liberty Interactive Corp., Class A*^	495,630
37,951	Netflix, Inc.*^	6,882,414
4,540	Priceline Group, Inc. (The)*	8,311,923
4,671	TripAdvisor, Inc.*^	189,316

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
3,546	Wayfair, Inc., Class A*^	$239,000

		53,134,767

Internet Software & Services (8.3%):
27,547	Alphabet, Inc., Class A*	26,823,065
27,977	Alphabet, Inc., Class C*	26,833,020
2,970	CoStar Group, Inc.*^	796,703
215,994	Facebook, Inc., Class A*	36,906,895
10,571	GoDaddy, Inc., Class A*^	459,944
6,369	IAC/InterActiveCorp*	748,867
2,921	LogMeIn, Inc.^	321,456
3,622	Match Group, Inc.*^	83,994
22,257	Pandora Media, Inc.*^	171,379
4,298	Twitter, Inc.*^	72,507
7,899	VeriSign, Inc.*^	840,375
3,122	Zillow Group, Inc., Class A*^	125,348
6,679	Zillow Group, Inc., Class C*^	268,563

		94,452,116

IT Services (7.2%):
57,368	Accenture plc, Class C	7,748,696
4,442	Alliance Data Systems Corp.	984,125
41,399	Automatic Data Processing, Inc.	4,525,739
2,594	Black Knight Financial Services, Inc., Class A*^	111,672
12,572	Booz Allen Hamilton Holding Corp.	470,067
10,838	Broadridge Financial Solutions, Inc.	875,927
54,072	Cognizant Technology Solutions Corp., Class A	3,922,383
4,814	CoreLogic, Inc.*	222,503
14,938	CSRA, Inc.	482,049
733	DST Systems, Inc.	40,227
26,182	DXC Technology Co.	2,248,510
4,707	Euronet Worldwide, Inc.*	446,177
17,285	Fidelity National Information Services, Inc.	1,614,246
41,741	First Data Corp., Class A*	753,008
19,615	Fiserv, Inc.*	2,529,550
8,461	FleetCor Technologies, Inc.*	1,309,509
8,161	Gartner, Inc.*	1,015,310
13,350	Genpact, Ltd.^	383,813
14,025	Global Payments, Inc.^	1,332,796
54,569	International Business Machines Corp.	7,916,871
7,163	Jack Henry & Associates, Inc.^	736,285
87,177	MasterCard, Inc., Class A	12,309,391
29,699	Paychex, Inc.	1,780,752
104,757	PayPal Holdings, Inc.*	6,707,591
14,648	Sabre Corp.^	265,129
22,235	Square, Inc., Class A*^	640,590
16,593	Total System Services, Inc.	1,086,842
14,793	Vantive, Inc., Class A*^	1,042,463
170,992	Visa, Inc., Class A^	17,995,197
43,394	Western Union Co.^	833,165
2,832	WEX, Inc.*^	317,807

		82,648,390

Leisure Products (0.2%):
6,703	Brunswick Corp.	375,167
7,926	Hasbro, Inc.	774,132
6,579	Mattel, Inc.^	101,843
5,441	Polaris Industries, Inc.^	569,292

		1,820,434

Life Sciences Tools & Services (1.0%):
7,304	Agilent Technologies, Inc.	468,917
3,453	Bio-Techne Corp.	417,433
3,211	Bruker Corp.^	95,527

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
4,397	Charles River Laboratories International, Inc.*	$474,964
13,466	Illumina, Inc.*	2,682,427
2,344	Mettler-Toledo International, Inc.*	1,467,719
2,022	PerkinElmer, Inc.^	139,457
6,748	Qiagen NV*	212,562
7,663	Quintiles Transnational Holdings, Inc.*	728,521
16,644	Thermo Fisher Scientific, Inc.	3,149,046
7,040	Waters Corp.*	1,263,821

		11,100,394

Machinery (2.3%):
12,275	Allison Transmission Holdings, Inc.^	460,681
47,607	Caterpillar, Inc.	5,937,069
4,780	Cummins, Inc.	803,183
29,444	Deere & Co.^	3,697,872
11,338	Donaldson Co., Inc.^	520,868
1,511	Dover Corp.	138,090
25,699	Fortive Corp.	1,819,232
3,900	Gardner Denver Holdings, Inc.*^	107,328
5,167	Graco, Inc.^	639,106
6,571	IDEX Corp.	798,179
28,154	Illinois Tool Works, Inc.	4,165,666
11,831	Ingersoll-Rand plc^	1,054,970
5,460	Lincoln Electric Holdings, Inc.	500,573
5,293	Middleby Corp. (The)*^	678,404
5,372	Nordson Corp.	636,582
10,559	Parker Hannifin Corp.	1,848,036
662	Snap-On, Inc.^	98,645
1,382	Stanley Black & Decker, Inc.	208,641
9,671	Toro Co.^	600,182
4,688	WABCO Holdings, Inc.*	693,824
2,502	Wabtec Corp.^	189,527
11,528	Welbilt, Inc.*^	265,720
8,764	Xylem, Inc.	548,889

		26,411,267

Media (3.3%):
4,884	AMC Networks, Inc., Class A*^	285,567
430	Cable One, Inc.^	310,512
32,918	CBS Corp., Class B	1,909,244
11,893	Charter Communications, Inc., Class A*	4,322,154
403,181	Comcast Corp., Class A	15,514,404
15,716	DISH Network Corp., Class A*	852,279
30,616	Interpublic Group of Cos., Inc. (The)^	636,507
3,124	Lions Gate Entertainment Corp., Class A*^	104,498
6,016	Lions Gate Entertainment Corp., Class B*	191,248
12,369	Live Nation, Inc.*^	538,670
197	Madison Square Garden Co. (The), Class A*	42,178
21,294	Omnicom Group, Inc.^	1,577,247
2,903	Regal Entertainment Group, Class A^	46,448
4,346	Scripps Networks Interactive, Class C	373,278
127,903	Sirius XM Holdings, Inc.^	706,025
6,598	Twenty-First Century Fox, Inc.	174,055
11	Twenty-First Century Fox, Inc., Class B	284
98,867	Walt Disney Co. (The)	9,745,319

		37,329,917

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining (0.1%):
24,984	Freeport-McMoRan Copper & Gold, Inc.*	$350,776
2,158	Royal Gold, Inc.	185,674
6,643	Southern Copper Corp.^	264,126
2,484	Steel Dynamics, Inc.^	85,623

		886,199

Multiline Retail (0.3%):
9,672	Dollar General Corp.^	783,916
20,126	Dollar Tree, Inc.*	1,747,338
10,910	Nordstrom, Inc.^	514,407

		3,045,661

Oil, Gas & Consumable Fuels (0.7%):
10,353	Antero Resources Corp.*^	206,025
1,770	Apache Corp.^	81,066
29,967	Cabot Oil & Gas Corp.	801,617
12,327	Cheniere Energy, Inc.*^	555,208
5,035	Chesapeake Energy Corp.*^	21,651
8,059	Cimarex Energy Co.^	916,067
3,389	Continental Resources, Inc.*^	130,849
3,382	Devon Energy Corp.	124,153
2,062	Diamondback Energy, Inc.*^	201,994
5,011	EOG Resources, Inc.^	484,764
1,818	Gulfport Energy Corp.*^	26,070
14,750	Laredo Petroleum Holdings, Inc.*^	190,718
18,730	Newfield Exploration Co.*^	555,719
34,889	ONEOK, Inc.^	1,933,199
14,409	Parsley Energy, Inc., Class A*	379,533
8,194	Rice Energy, Inc.*^	237,134
6,039	RSP Permian, Inc.*	208,889
11,378	Williams Cos., Inc. (The)	341,454

		7,396,110

Personal Products (0.2%):
20,166	Estee Lauder Co., Inc. (The), Class A	2,174,701
6,327	Herbalife, Ltd.*^	429,160
1,299	Nu Skin Enterprises, Inc., Class A^	79,863

		2,683,724

Pharmaceuticals (1.9%):
7,618	Akorn, Inc.*	252,841
75,002	Bristol-Myers Squibb Co.	4,780,627
90,412	Eli Lilly & Co.	7,733,843
38,204	Johnson & Johnson Co.	4,966,903
13,982	Merck & Co., Inc.	895,267
45,488	Zoetis, Inc.	2,900,315

		21,529,796

Professional Services (0.5%):
1,303	Dun & Bradstreet Corp.	151,682
11,000	Equifax, Inc.^	1,165,890
20,182	IHS Markit, Ltd.*^	889,622
11,509	Robert Half International, Inc.	579,363
13,664	TransUnion*	645,761
13,965	Verisk Analytics, Inc.*	1,161,748

		4,594,066

Real Estate Management & Development (0.0%):
11,984	CBRE Group, Inc., Class A*	453,954

Road & Rail (1.2%):
72,388	CSX Corp.	3,927,773
8,077	J.B. Hunt Transport Services, Inc.	897,193
3,844	Landstar System, Inc.	383,055
3,415	Old Dominion Freight Line, Inc.	376,026
67,783	Union Pacific Corp.	7,860,794

		13,444,841

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (4.8%):
75,448	Advanced Micro Devices, Inc.*^	$961,962
33,815	Analog Devices, Inc.	2,913,839
99,847	Applied Materials, Inc.	5,201,030
37,395	Broadcom, Ltd.	9,069,783
6,001	Cavium, Inc.*	395,706
2,616	Cypress Semiconductor Corp.^	39,292
14,481	KLA-Tencor Corp.	1,534,986
14,911	Lam Research Corp.^	2,759,131
25,948	Maxim Integrated Products, Inc.	1,237,979
21,042	Microchip Technology, Inc.^	1,889,151
73,129	Micron Technology, Inc.*	2,876,164
8,570	Microsemi Corp.*	441,184
52,606	NVIDIA Corp.	9,404,374
17,942	NXP Semiconductors NV*	2,029,060
36,694	ON Semiconductor Corp.*^	677,738
6,063	Qorvo, Inc.*^	428,533
17,047	Skyworks Solutions, Inc.^	1,737,089
17,410	Teradyne, Inc.	649,219
92,348	Texas Instruments, Inc.	8,278,075
1,178	Versum Materials, Inc.	45,730
21,749	Xilinx, Inc.^	1,540,482

		54,110,507

Software (8.5%):
68,403	Activision Blizzard, Inc.	4,412,678
45,699	Adobe Systems, Inc.*	6,817,377
7,932	ANSYS, Inc.*	973,494
6,678	Atlassian Corp. plc, Class A*^	234,732
15,683	Autodesk, Inc.*	1,760,574
25,600	Cadence Design Systems, Inc.*	1,010,432
12,439	CDK Global, Inc.	784,777
14,109	Citrix Systems, Inc.*	1,083,853
18,929	Dell Technologies, Inc., Class V*	1,461,508
27,732	Electronic Arts, Inc.*	3,274,040
13,860	Fortinet, Inc.*	496,742
2,664	Guidewire Software, Inc.*^	207,419
22,478	Intuit, Inc.	3,195,023
6,389	Manhattan Associates, Inc.*^	265,591
694,046	Microsoft Corp.	51,699,486
21,477	Oracle Corp.	1,038,413
10,778	PTC, Inc.*^	606,586
16,345	Red Hat, Inc.*	1,812,007
62,485	Salesforce.com, Inc.*	5,837,349
15,433	ServiceNow, Inc.*	1,813,840
12,672	Splunk, Inc.*^	841,801
14,864	SS&C Technologies Holdings, Inc.	596,790
56,411	Symantec Corp.	1,850,845
987	Synopsys, Inc.*	79,483
5,405	Tableau Software, Inc., Class A*^	404,780
9,630	Take-Two Interactive Software, Inc.*	984,475
3,240	Tyler Technologies, Inc.*^	564,797
2,674	Ultimate Software Group, Inc. (The)*^	506,990
6,686	VMware, Inc., Class A*^	730,044
12,018	Workday, Inc., Class A*^	1,266,577

		96,612,503

Specialty Retail (3.4%):
1,699	Advance Auto Parts, Inc.	168,541
2,202	AutoZone, Inc.*^	1,310,432
3,605	Burlington Stores, Inc.*^	344,133
16,839	CarMax, Inc.*^	1,276,565
6,546	Dick’s Sporting Goods, Inc.^	176,807
1,963	Floor & Decor Holdings, Inc., Class A*^	76,420
965	Foot Locker, Inc.^	33,987

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,344	Gap, Inc. (The)^	$39,688
111,167	Home Depot, Inc. (The)	18,182,476
3,645	L Brands, Inc.^	151,668
78,099	Lowe’s Cos., Inc.	6,243,234
8,735	Michaels Cos., Inc. (The)*^	187,540
7,967	O’Reilly Automotive, Inc.*^	1,715,853
35,379	Ross Stores, Inc.^	2,284,422
4,780	Sally Beauty Holdings, Inc.*^	93,592
59,485	TJX Cos., Inc. (The)	4,385,829
12,017	Tractor Supply Co.^	760,556
5,447	Ulta Salon, Cosmetics & Fragrance, Inc.*	1,231,349
1,727	Williams-Sonoma, Inc.^	86,108

		38,749,200

Technology Hardware, Storage & Peripherals (6.7%):
482,837	Apple, Inc.	74,414,838
11,188	NCR Corp.*^	419,774
21,409	NetApp, Inc.	936,858
3,761	Western Digital Corp.	324,950

		76,096,420

Textiles, Apparel & Luxury Goods (1.0%):
4,472	Carter’s, Inc.^	441,610
4,194	Coach, Inc.	168,934
33,136	Hanesbrands, Inc.^	816,471
8,965	Lululemon Athletica, Inc.*	558,072
1,246	Michael Kors Holdings, Ltd.*	59,621
122,221	Nike, Inc., Class C	6,337,158
4,898	Skechers U.S.A., Inc., Class A*^	122,891
12,087	Under Armour, Inc., Class A*^	199,194
13,390	Under Armour, Inc., Class C*^	201,118
22,252	VF Corp.^	1,414,560

		10,319,629

Tobacco (1.1%):
178,805	Altria Group, Inc.	11,339,813
12,913	Philip Morris International, Inc.	1,433,472

		12,773,285

Trading Companies & Distributors (0.4%):
729	Air Lease Corp.^	31,070
26,611	Fastenal Co.^	1,212,930
18,819	HD Supply Holdings, Inc.*	678,801
1,806	MSC Industrial Direct Co., Inc., Class A^	136,479
7,775	United Rentals, Inc.*^	1,078,704
9,451	Univar, Inc.*^	273,417
4,574	W.W. Grainger, Inc.^	822,177
2,746	Watsco, Inc.^	442,298

		4,675,876

Wireless Telecommunication Services (0.1%):
16,627	T-Mobile US, Inc.*	1,025,221

Total Common Stocks (Cost $869,456,442)		1,105,587,655

Preferred Stock (0.4%):
Software (0.4%):
841,419	Palantir Technologies, Inc., Series I*(a)(b)	4,770,846

Total Preferred Stock (Cost $5,157,898)		4,770,846

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (14.9%):
$169,226,721	AZL Russell 1000 Growth Index Fund Securities Lending Collateral Account(c)	$169,226,721

Total Securities Held as Collateral for Securities on Loan (Cost $169,226,721)		169,226,721

Unaffiliated Investment Company (2.1%):
23,453,802	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(d)	23,453,802

Total Unaffiliated Investment Company (Cost $23,453,802)		23,453,802

Total Investment Securities (Cost $1,067,294,863) - 114.9%		1,303,039,024
Net other assets (liabilities) - (14.9)%		(168,784,712)

Net Assets - 100.0%		$1,134,254,312

Percentages indicated are based on net assets as of September 30, 2017.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $166,339,339.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.42% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2017. The total of all such securities represent 0.42% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.
(d)	The rate represents the effective yield at September 30, 2017.

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Futures Contracts

Cash of $914,200 has been segregated to cover margin requirements for the following open contracts as of September 30, 2017:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini December Futures (U.S. Dollar)	12/15/17	90	10,768,500	$(7,907)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/15/17	111	13,964,355	93,358

				$85,451

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (99.6%):
Aerospace & Defense (1.8%):
35,963	Arconic, Inc.^	$894,759
14,242	General Dynamics Corp.	2,927,870
2,533	Hexcel Corp.^	145,445
704	Huntington Ingalls Industries, Inc.	159,414
7,197	L3 Technologies, Inc.	1,356,131
2,271	Lockheed Martin Corp.	704,669
5,237	Orbital ATK, Inc.	697,359
17,011	Raytheon Co.	3,173,912
11,315	Spirit AeroSystems Holdings, Inc., Class A	879,402
3,064	Teledyne Technologies, Inc.*^	487,728
25,247	Textron, Inc.	1,360,308
69,217	United Technologies Corp.	8,034,709

		20,821,706

Air Freight & Logistics (0.0%):
5,182	Expeditors International of Washington, Inc.^	310,195
2,650	XPO Logistics, Inc.*^	179,617

		489,812

Airlines (0.6%):
2,017	Alaska Air Group, Inc.^	153,837
23,257	American Airlines Group, Inc.^	1,104,475
2,722	Copa Holdings SA, Class A	338,971
61,615	Delta Air Lines, Inc.	2,971,075
30,883	JetBlue Airways Corp.*^	572,262
6,616	Spirit Airlines, Inc.*^	221,041
25,572	United Continental Holdings, Inc.*	1,556,823

		6,918,484

Auto Components (0.3%):
8,821	Adient plc^	740,876
17,351	BorgWarner, Inc.^	888,891
8,672	Gentex Corp.^	171,706
23,193	Goodyear Tire & Rubber Co.^	771,167
1,185	Lear Corp.	205,100

		2,777,740

Automobiles (0.8%):
361,501	Ford Motor Co.	4,327,167
123,287	General Motors Co.	4,978,329
4,366	Harley-Davidson, Inc.^	210,485

		9,515,981

Banks (12.4%):
14,406	Associated Banc-Corp.^	349,346
916,346	Bank of America Corp.	23,220,207
3,984	Bank of Hawaii Corp.^	332,106
5,435	Bank of the Ozarks, Inc.^	261,152
9,334	BankUnited, Inc.	332,010
75,182	BB&T Corp.^	3,529,043
2,498	BOK Financial Corp.^	222,522
12,646	CIT Group, Inc.	620,286
253,355	Citigroup, Inc.	18,429,043
46,636	Citizens Financial Group, Inc.	1,766,105
16,365	Comerica, Inc.	1,247,995
8,842	Commerce Bancshares, Inc.^	510,802
5,372	Cullen/Frost Bankers, Inc.^	509,910
12,383	East West Bancorp, Inc.^	740,256
26,641	F.N.B. Corp.^	373,773
69,420	Fifth Third Bancorp^	1,942,372
3,531	First Hawaiian, Inc.^	106,954
21,555	First Horizon National Corp.^	412,778
3,113	First Republic Bank^	325,184
99,737	Huntington Bancshares, Inc.^	1,392,329
328,310	JPMorgan Chase & Co.	31,356,887
101,370	KeyCorp	1,907,783
13,453	M&T Bank Corp.^	2,166,471
11,032	PacWest Bancorp	557,226

Shares		Fair Value
Common Stocks, continued
Banks, continued
32,421	People’s United Financial, Inc.^	$588,117
3,973	Pinnacle Financial Partners, Inc.^	265,992
44,949	PNC Financial Services Group, Inc.^	6,057,777
9,902	Popular, Inc.	355,878
6,157	Prosperity Bancshares, Inc.^	404,700
111,433	Regions Financial Corp.	1,697,125
2,092	Signature Bank*	267,860
44,871	SunTrust Banks, Inc.	2,681,940
1,309	SVB Financial Group*	244,901
11,235	Synovus Financial Corp.	517,484
14,595	TCF Financial Corp.	248,699
147,026	U.S. Bancorp^	7,879,123
7,663	Webster Financial Corp.^	402,691
416,995	Wells Fargo & Co.	22,997,274
4,401	Western Alliance Bancorp*	233,605
18,459	Zions Bancorp^	870,896

		138,326,602

Beverages (0.7%):
370	Brown-Forman Corp., Class A^	20,605
1,226	Brown-Forman Corp., Class B^	66,572
89,812	Coca-Cola Co. (The)	4,042,438
15,984	Molson Coors Brewing Co., Class B	1,304,934
17,254	PepsiCo, Inc.	1,922,613

		7,357,162

Biotechnology (1.2%):
430	Agios Pharmaceuticals, Inc.*^	28,703
3,877	Alexion Pharmaceuticals, Inc.*	543,904
1,128	Alnylam Pharmaceuticals, Inc.*^	132,529
48,652	Amgen, Inc.	9,071,165
1,215	Biogen Idec, Inc.*	380,441
34,245	Gilead Sciences, Inc.	2,774,530
1,324	Intrexon Corp.*^	25,169
5,987	Juno Therapeutics, Inc.*^	268,577
26,948	OPKO Health, Inc.*^	184,863
3,979	United Therapeutics Corp.*^	466,299

		13,876,180

Building Products (0.5%):
841	Fortune Brands Home & Security, Inc.^	56,540
86,763	Johnson Controls International plc^	3,495,682
322	Lennox International, Inc.^	57,628
10,750	Masco Corp.^	419,358
10,144	Owens Corning, Inc.	784,638
7,973	USG Corp.*^	260,318

		5,074,164

Capital Markets (4.0%):
5,293	Affiliated Managers Group, Inc.^	1,004,770
1,346	Ameriprise Financial, Inc.	199,894
93,595	Bank of New York Mellon Corp. (The)	4,962,407
13,616	BGC Partners, Inc., Class A	197,024
11,560	BlackRock, Inc., Class A+	5,168,360
22,443	Charles Schwab Corp. (The)	981,657
31,430	CME Group, Inc.	4,264,422
25,444	E*TRADE Financial Corp.*	1,109,613
6,132	Federated Investors, Inc., Class B^	182,120
30,994	Franklin Resources, Inc.^	1,379,543
34,084	Goldman Sachs Group, Inc. (The)^	8,084,385
6,055	Interactive Brokers Group, Inc., Class A^	272,717
28,375	Intercontinental Exchange, Inc.	1,949,363
31,755	Invesco, Ltd.	1,112,695
1,618	Lazard, Ltd., Class A	73,166
5,777	Legg Mason, Inc.^	227,094
122,467	Morgan Stanley	5,899,235

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
110	Morningstar, Inc.^	$9,349
10,431	NASDAQ OMX Group, Inc. (The)	809,133
19,359	Northern Trust Corp.^	1,779,673
8,807	Raymond James Financial, Inc.	742,694
32,982	State Street Corp.	3,151,100
18,713	T. Rowe Price Group, Inc.^	1,696,333
2,931	TD Ameritrade Holding Corp.^	143,033

		45,399,780

Chemicals (1.8%):
19,811	Air Products & Chemicals, Inc.^	2,995,819
8,269	Albemarle Corp.^	1,127,147
5,967	Ashland Global Holdings, Inc.^	390,182
6,021	Cabot Corp.	335,972
5,166	Celanese Corp., Series A	538,659
21,207	CF Industries Holdings, Inc.^	745,638
113,212	DowDuPont, Inc.*	7,837,668
13,467	Eastman Chemical Co.	1,218,629
9,547	Huntsman Corp.	261,779
17,261	Lyondellbasell Industries NV	1,709,702
32,260	Mosaic Co. (The)^	696,493
55	NewMarket Corp.	23,416
15,250	Olin Corp.	522,313
10,477	Platform Speciality Products Corp.*	116,819
1,600	PPG Industries, Inc.^	173,856
3,312	Praxair, Inc.	462,819
766	RPM International, Inc.^	39,326
436	Scotts Miracle-Gro Co. (The)^	42,440
18,391	Valvoline, Inc.^	431,269
1,882	Westlake Chemical Corp.	156,375

		19,826,321

Commercial Services & Supplies (0.3%):
1,284	Clean Harbors, Inc.*^	72,803
16,800	Pitney Bowes, Inc.	235,368
21,255	Republic Services, Inc., Class A	1,404,105
7,633	Stericycle, Inc.*^	546,675
7,318	Waste Management, Inc.	572,780

		2,831,731

Communications Equipment (1.8%):
17,043	ARRIS International plc*	485,555
36,477	Brocade Communications Systems, Inc.^	435,900
465,186	Cisco Systems, Inc.	15,644,205
8,787	CommScope Holding Co., Inc.*	291,816
4,513	EchoStar Corp., Class A*	258,279
8,335	Harris Corp.	1,097,553
34,440	Juniper Networks, Inc.^	958,465
13,741	Motorola Solutions, Inc.^	1,166,199

		20,337,972

Construction & Engineering (0.2%):
14,005	Aecom Technology Corp.*^	515,524
12,769	Fluor Corp.^	537,575
10,832	Jacobs Engineering Group, Inc.	631,181
10,289	Quanta Services, Inc.*	384,500
1,953	Valmont Industries, Inc.	308,769

		2,377,549

Construction Materials (0.0%):
554	Martin Marietta Materials, Inc.^	114,251
810	Vulcan Materials Co.	96,876

		211,127

Consumer Finance (1.5%):
42,450	Ally Financial, Inc.^	1,029,837
68,310	American Express Co.	6,179,322
41,839	Capital One Financial Corp.	3,542,089
94	Credit Acceptance Corp.*^	26,336

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
34,537	Discover Financial Services	$2,226,946
25,538	Navient Corp.^	383,581
4,354	Onemain Holdings, Inc.*^	122,739
13,405	Santander Consumer USA Holdings, Inc.*^	206,035
39,489	SLM Corp.*	452,939
74,094	Synchrony Financial	2,300,619

		16,470,443

Containers & Packaging (0.4%):
4,239	AptarGroup, Inc.^	365,868
1,027	Ardagh Group SA	21,988
564	Avery Dennison Corp.	55,464
14,434	Ball Corp.^	596,124
8,404	Bemis Co., Inc.	382,970
3,546	Crown Holdings, Inc.*	211,767
10,243	Graphic Packaging Holding Co.^	142,890
3,158	International Paper Co.^	179,438
2,924	Owens-Illinois, Inc.*^	73,568
8,682	Sealed Air Corp.^	370,895
9,524	Sonoco Products Co.^	480,486
22,751	WestRock Co.^	1,290,664

		4,172,122

Distributors (0.1%):
8,063	Genuine Parts Co.^	771,226
24,259	LKQ Corp.*	873,081

		1,644,307

Diversified Consumer Services (0.1%):
429	Graham Holdings Co., Class B	251,008
15,781	H&R Block, Inc.^	417,881

		668,889

Diversified Financial Services (3.0%):
178,602	Berkshire Hathaway, Inc., Class B*	32,741,318
22,731	Leucadia National Corp.	573,958
16,137	Voya Financial, Inc.	643,705

		33,958,981

Diversified Telecommunication Services (3.0%):
570,762	AT&T, Inc.	22,356,748
49,778	CenturyLink, Inc.^	940,804
27,206	Level 3 Communications, Inc.*	1,449,808
189,329	Verizon Communications, Inc.	9,369,892

		34,117,252

Electric Utilities (3.7%):
21,054	Alliant Energy Corp.^	875,215
45,731	American Electric Power Co., Inc.^	3,212,145
5,331	Avangrid, Inc.^	252,796
65,067	Duke Energy Corp.^	5,460,423
29,513	Edison International	2,277,518
16,637	Entergy Corp.	1,270,401
29,427	Eversource Energy^	1,778,568
89,315	Exelon Corp.^	3,364,496
40,967	FirstEnergy Corp.^	1,263,013
19,818	Great Plains Energy, Inc.	600,485
10,255	Hawaiian Electric Industries, Inc.^	342,209
43,444	NextEra Energy, Inc.	6,366,719
18,423	OGE Energy Corp.	663,781
47,508	PG&E Corp.	3,234,820
10,206	Pinnacle West Capital Corp.^	863,019
63,652	PPL Corp.^	2,415,593
92,505	Southern Co. (The)	4,545,696
13,017	Westar Energy, Inc.	645,643
47,156	Xcel Energy, Inc.	2,231,422

		41,663,962

Electrical Equipment (0.7%):
1,297	Acuity Brands, Inc.^	222,150

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
17,522	AMETEK, Inc.	$1,157,153
41,421	Eaton Corp. plc	3,180,719
50,994	Emerson Electric Co.^	3,204,463
1,929	Hubbell, Inc.	223,803
4,226	Regal-Beloit Corp.^	333,854
7,584	Sensata Technologies Holding NV*	364,563

		8,686,705

Electronic Equipment, Instruments & Components (0.5%):
8,134	Arrow Electronics, Inc.*	654,055
11,134	Avnet, Inc.	437,566
77,988	Corning, Inc.	2,333,401
4,785	Dolby Laboratories, Inc., Class A^	275,233
5,781	FLIR Systems, Inc.	224,939
16,006	Jabil, Inc.	456,971
16,983	Keysight Technologies, Inc.*	707,512
2,367	National Instruments Corp.^	99,816
5,072	Trimble Navigation, Ltd.*	199,076

		5,388,569

Energy Equipment & Services (1.3%):
39,222	Baker Hughes^	1,436,309
25,858	Halliburton Co.	1,190,244
9,738	Helmerich & Payne, Inc.^	507,447
26,768	Nabors Industries, Ltd.^	216,018
34,965	National-Oilwell Varco, Inc.^	1,249,299
9,765	Oceaneering International, Inc.^	256,527
18,706	Patterson-UTI Energy, Inc.	391,704
1,016	RPC, Inc.^	25,187
128,948	Schlumberger, Ltd.	8,995,412
35,731	Transocean, Ltd.*^	384,465
80,260	Weatherford International plc*^	367,591

		15,020,203

Equity Real Estate Investment Trusts (4.7%):
8,599	Alexandria Real Estate Equities, Inc.	1,023,023
12,464	American Campus Communities, Inc.	550,286
22,133	American Homes 4 Rent, Class A^	480,507
14,516	Apartment Investment & Management Co., Class A	636,672
17,788	Apple Hospitality REIT, Inc.^	336,371
12,857	AvalonBay Communities, Inc.	2,293,946
12,203	Boston Properties, Inc.	1,499,505
16,263	Brandywine Realty Trust^	284,440
27,831	Brixmor Property Group, Inc.	523,223
8,136	Camden Property Trust^	744,037
50,589	Colony Northstar, Inc.^	635,398
12,199	Columbia Property Trust, Inc.^	265,572
10,323	Corecivic, Inc.^	276,347
9,124	Corporate Office Properties Trust^	299,541
6,144	CubeSmart^	159,498
957	Cyrusone, Inc.^	56,396
8,430	DCT Industrial Trust, Inc.	488,266
29,372	DDR Corp.^	269,048
4,568	Digital Realty Trust, Inc.^	540,531
2,834	Douglas Emmett, Inc.	111,716
33,018	Duke Realty Corp.^	951,579
11,473	Empire State Realty Trust, Inc., Class A^	235,655
5,845	EPR Properties^	407,630
11,147	Equity Commonwealth*^	338,869
33,239	Equity Residential Property Trust	2,191,447
6,087	Essex Property Trust, Inc.	1,546,281
1,587	Extra Space Storage, Inc.^	126,833
3,954	Federal Realty Investment Trust^	491,126

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
23,177	Forest City Realty Trust, Inc., Class A	$591,245
12,580	Gaming & Leisure Properties, Inc.	464,076
57,859	Ggp US^	1,201,731
43,811	HCP, Inc.	1,219,260
18,143	Healthcare Trust of America, Inc., Class A^	540,661
9,556	Highwoods Properties, Inc.	497,772
14,632	Hospitality Properties Trust	416,866
67,752	Host Hotels & Resorts, Inc.^	1,252,734
12,387	Hudson Pacific Properties, Inc.	415,336
7,988	Invitation Homes, Inc.^	180,928
2,957	Iron Mountain, Inc.^	115,027
8,303	JBG SMITH Properties*	284,046
8,962	Kilroy Realty Corp.^	637,377
37,920	Kimco Realty Corp.^	741,336
465	Lamar Advertising Co., Class A^	31,866
13,764	Liberty Property Trust	565,150
4,121	Life Storage, Inc.^	337,139
12,617	Macerich Co. (The)^	693,556
33,047	Medical Properties Trust, Inc.^	433,907
10,600	Mid-America Apartment Communities, Inc.^	1,132,928
13,871	National Retail Properties, Inc.^	577,866
17,628	Omega Healthcare Investors, Inc.^	562,509
11,614	Outfront Media, Inc.^	292,441
19,511	Paramount Group, Inc.^	312,176
13,165	Parks Hotels & Resorts, Inc.^	362,827
13,643	Piedmont Office Realty Trust, Inc., Class A^	275,043
48,948	ProLogis, Inc.	3,106,241
11,606	Rayonier, Inc.^	335,297
25,403	Realty Income Corp.^	1,452,798
13,994	Regency Centers Corp.	868,188
21,694	Retail Properties of America, Inc., Class A	284,842
22,380	Senior Housing Properties Trust^	437,529
2,622	Simon Property Group, Inc.^	422,168
9,217	SL Green Realty Corp.^	933,866
43,352	Spirit Realty Capital, Inc.^	371,527
16,336	STORE Capital Corp.^	406,276
6,765	Sun Communities, Inc.	579,625
7,740	Tanger Factory Outlet Centers, Inc.^	189,011
3,165	Taubman Centers, Inc.^	157,301
24,786	UDR, Inc.	942,612
15,354	Uniti Group, Inc.^	225,090
33,039	Ventas, Inc.	2,151,830
88,817	VEREIT, Inc.	736,293
16,020	Vornado Realty Trust	1,231,618
11,181	Weingarten Realty Investors^	354,885
34,122	Welltower, Inc.^	2,398,095
69,312	Weyerhaeuser Co.	2,358,688
9,867	WP Carey, Inc.^	664,937

		52,508,263

Food & Staples Retailing (2.2%):
3,623	Casey’s General Stores, Inc.^	396,537
94,374	CVS Health Corp.	7,674,494
38,135	Kroger Co. (The)^	764,988
52,157	Rite Aid Corp.*^	102,228
12,227	US Foods Holding Corp.*^	326,461
70,135	Walgreens Boots Alliance, Inc.^	5,415,825
135,148	Wal-Mart Stores, Inc.	10,560,464

		25,240,997

Food Products (2.0%):
51,395	Archer-Daniels-Midland Co.^	2,184,801

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
12,988	Bunge, Ltd.	$902,146
5,706	Campbell Soup Co.^	267,155
37,021	ConAgra Foods, Inc.^	1,249,089
15,913	Flowers Foods, Inc.^	299,324
15,713	General Mills, Inc.^	813,305
9,602	Hain Celestial Group, Inc.*^	395,122
1,308	Hershey Co. (The)^	142,794
25,178	Hormel Foods Corp.^	809,221
6,700	Ingredion, Inc.	808,288
10,229	JM Smucker Co. (The)^	1,073,329
1,532	Kellogg Co.^	95,551
55,694	Kraft Heinz Co. (The)	4,319,070
10,386	Lamb Weston Holding, Inc.	487,000
135,934	Mondelez International, Inc., Class A	5,527,076
433	Pilgrim’s Pride Corp.*^	12,302
10,844	Pinnacle Foods, Inc.	619,951
6,144	Post Holdings, Inc.*^	542,331
24	Seaboard Corp.	108,120
3,788	TreeHouse Foods, Inc.*^	256,561
25,841	Tyson Foods, Inc., Class A	1,820,498

		22,733,034

Gas Utilities (0.2%):
9,395	Atmos Energy Corp.^	787,677
7,576	National Fuel Gas Co.^	428,877
15,784	UGI Corp.	739,638

		1,956,192

Health Care Equipment & Supplies (2.8%):
156,845	Abbott Laboratories	8,369,249
8,155	Alere, Inc.*^	415,823
41,912	Baxter International, Inc.	2,629,978
1,055	Cooper Cos., Inc. (The)^	250,151
56,871	Danaher Corp.	4,878,394
20,820	DENTSPLY SIRONA, Inc.^	1,245,244
559	Hill-Rom Holdings, Inc.	41,366
11,272	Hologic, Inc.*^	413,570
117,874	Medtronic plc	9,167,062
7,761	STERIS plc	686,072
3,442	Teleflex, Inc.	832,861
18,701	Zimmer Holdings, Inc.	2,189,700

		31,119,470

Health Care Providers & Services (2.3%):
7,451	Acadia Healthcare Co., Inc.*^	355,860
20,395	Aetna, Inc.	3,243,009
24,604	Anthem, Inc.	4,671,809
16,464	Brookdale Senior Living, Inc.*	174,518
29,282	Cardinal Health, Inc.^	1,959,551
13,644	Centene Corp.*	1,320,330
2,834	Cigna Corp.	529,788
14,251	DaVita, Inc.*	846,367
11,016	Envision Healthcare Corp.*^	495,169
50,158	Express Scripts Holding Co.*^	3,176,005
25,487	HCA Holdings, Inc.*	2,028,510
826	Humana, Inc.^	201,238
9,384	Laboratory Corp. of America Holdings*	1,416,702
2,626	LifePoint Hospitals, Inc.*^	152,045
17,597	McKesson Corp.	2,703,075
8,592	MEDNAX, Inc.*^	370,487
6,853	Patterson Cos., Inc.^	264,868
3,430	Premier, Inc., Class A*^	111,715
12,665	Quest Diagnostics, Inc.	1,185,951
7,918	Universal Health Services, Inc., Class B	878,423

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
389	WellCare Health Plans, Inc.*	$66,807

		26,152,227

Hotels, Restaurants & Leisure (0.7%):
12,843	Aramark Holdings Corp.^	521,554
37,771	Carnival Corp., Class A	2,438,873
7,987	Extended Stay America, Inc.	159,740
2,267	Hilton Worldwide Holdings, Inc.^	157,443
4,250	Hyatt Hotels Corp., Class A*^	262,608
10,186	International Game Technology plc	250,066
43,443	MGM Resorts International	1,415,808
16,106	Norwegian Cruise Line Holdings, Ltd.*	870,529
15,913	Royal Caribbean Cruises, Ltd.	1,886,327
4,551	Yum China Holdings, Inc.*	181,903

		8,144,851

Household Durables (0.8%):
7,086	CalAtlantic Group, Inc.^	259,560
14,094	D.R. Horton, Inc.	562,773
10,893	Garmin, Ltd.^	587,895
2,033	Leggett & Platt, Inc.^	97,035
18,810	Lennar Corp., Class A^	993,168
690	Lennar Corp., Class B^	31,105
5,406	Mohawk Industries, Inc.*	1,338,039
44,413	Newell Rubbermaid, Inc.^	1,895,104
18,958	PulteGroup, Inc.^	518,122
2,721	Tempur Sealy International, Inc.*^	175,559
7,991	Toll Brothers, Inc.^	331,387
6,157	Whirlpool Corp.^	1,135,597

		7,925,344

Household Products (2.3%):
1,879	Clorox Co. (The)^	247,859
67,212	Colgate-Palmolive Co.	4,896,394
4,725	Kimberly-Clark Corp.^	556,038
225,881	Procter & Gamble Co. (The)^	20,550,653

		26,250,944

Independent Power & Renewable Electricity Producers (0.2%):
60,848	AES Corp. (The)^	670,546
32,380	Calpine Corp.*	477,605
21,753	NRG Energy, Inc.^	556,659
22,441	Vistra Energy Corp.^	419,422

		2,124,232

Industrial Conglomerates (1.9%):
5,885	Carlisle Cos., Inc.^	590,207
666,131	General Electric Co.	16,107,048
29,427	Honeywell International, Inc.	4,170,983
471	Roper Industries, Inc.	114,641

		20,982,879

Insurance (4.7%):
36,046	Aflac, Inc.	2,933,784
1,178	Alleghany Corp.*	652,624
24,626	Allstate Corp. (The)	2,263,376
6,502	American Financial Group, Inc.	672,632
73,831	American International Group, Inc.	4,532,486
796	American National Insurance Co.^	93,992
10,477	Arch Capital Group, Ltd.*	1,031,984
5,500	Arthur J. Gallagher & Co.^	338,525
4,475	Aspen Insurance Holdings, Ltd.	180,790
4,106	Assurant, Inc.	392,205
11,093	Assured Guaranty, Ltd.	418,761
9,864	Athene Holding, Ltd.*^	531,078
8,403	Axis Capital Holdings, Ltd.	481,576
7,708	Brighthouse Financial, Inc.*	468,646
11,033	Brown & Brown, Inc.^	531,680

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
43,335	Chubb, Ltd.	$6,177,405
14,313	Cincinnati Financial Corp.	1,095,946
2,937	CNA Financial Corp.^	147,584
696	Erie Indemnity Co., Class A^	83,917
3,877	Everest Re Group, Ltd.	885,468
10,006	First American Financial Corp.	500,000
24,306	FNF Group	1,153,563
3,923	Hanover Insurance Group, Inc. (The)	380,256
34,007	Hartford Financial Services Group, Inc. (The)^	1,885,008
20,525	Lincoln National Corp.	1,508,177
25,954	Loews Corp.^	1,242,158
1,284	Markel Corp.*	1,371,286
2,855	Mercury General Corp.^	161,850
84,110	MetLife, Inc.^	4,369,515
22,754	Old Republic International Corp.^	448,026
24,732	Principal Financial Group, Inc.^	1,591,257
5,320	ProAssurance Corp.	290,738
39,820	Prudential Financial, Inc.	4,233,662
6,065	Reinsurance Group of America, Inc.	846,249
776	RenaissanceRe Holdings, Ltd.	104,869
10,777	Torchmark Corp.	863,130
26,096	Travelers Cos., Inc. (The)	3,197,282
21,022	UnumProvident Corp.	1,074,855
7,723	Validus Holdings, Ltd.	380,049
9,084	W.R. Berkley Corp.^	606,266
418	White Mountains Insurance Group, Ltd.^	358,226
11,620	Willis Towers Watson plc	1,792,153
16,186	XL Group, Ltd.	638,538

		52,911,572

Internet & Direct Marketing Retail (0.1%):
4,261	Liberty Expedia Holdings, Class A*^	226,302
16,158	Liberty Interactive Corp., Class A*^	380,844
7,477	Liberty Ventures, Series A, Class A*^	430,301
5,553	TripAdvisor, Inc.*^	225,063

		1,262,510

Internet Software & Services (0.5%):
15,525	Akamai Technologies, Inc.*^	756,378
93,051	eBay, Inc.*	3,578,740
1,771	LogMeIn, Inc.^	194,899
57,386	Twitter, Inc.*^	968,102
1,704	Zillow Group, Inc., Class A*^	68,416
2,937	Zillow Group, Inc., Class C*^	118,097

		5,684,632

IT Services (0.7%):
13,663	Amdocs, Ltd.	878,804
885	Booz Allen Hamilton Holding Corp.	33,090
18,658	Conduent, Inc.*^	292,371
3,398	CoreLogic, Inc.*	157,056
4,930	DST Systems, Inc.	270,558
13,109	Fidelity National Information Services, Inc.	1,224,249
24,970	International Business Machines Corp.	3,622,647
13,199	Leidos Holdings, Inc.	781,645
4,189	Sabre Corp.^	75,821
12,064	Teradata Corp.*^	407,643
691	WEX, Inc.*^	77,544

		7,821,428

Leisure Products (0.1%):
1,822	Brunswick Corp.	101,977
2,549	Hasbro, Inc.^	248,961

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
25,958	Mattel, Inc.^	$401,830

		752,768

Life Sciences Tools & Services (0.6%):
22,586	Agilent Technologies, Inc.	1,450,021
1,894	Bio-Rad Laboratories, Inc., Class A*^	420,885
5,879	Bruker Corp.^	174,900
8,083	PerkinElmer, Inc.^	557,485
13,944	Qiagen NV*	439,236
4,164	Quintiles Transnational Holdings, Inc.*^	395,871
20,382	Thermo Fisher Scientific, Inc.	3,856,275
7,940	VWR Corp.*	262,893

		7,557,566

Machinery (1.4%):
6,454	AGCO Corp.^	476,112
4,842	Caterpillar, Inc.^	603,846
7,909	Colfax Corp.*^	329,331
4,739	Crane Co.	379,073
9,948	Cummins, Inc.	1,671,561
1,120	Donaldson Co., Inc.^	51,453
12,727	Dover Corp.	1,163,121
11,908	Flowserve Corp.^	507,162
2,465	Fortive Corp.	174,497
573	IDEX Corp.	69,602
11,690	Ingersoll-Rand plc^	1,042,397
7,913	ITT, Inc.	350,309
7,127	OshKosh Corp.	588,263
31,649	PACCAR, Inc.^	2,289,488
1,626	Parker Hannifin Corp.	284,583
15,206	Pentair plc	1,033,400
4,592	Snap-On, Inc.^	684,254
12,697	Stanley Black & Decker, Inc.	1,916,865
7,581	Terex Corp.^	341,297
6,537	Timken Co.^	317,371
14,488	Trinity Industries, Inc.^	462,167
5,315	Wabtec Corp.^	402,611
7,749	Xylem, Inc.^	485,320

		15,624,083

Marine (0.0%):
5,226	Kirby Corp.*^	344,655

Media (2.3%):
5,823	Charter Communications, Inc., Class A*	2,116,195
9,694	Cinemark Holdings, Inc.^	351,020
32,692	Comcast Corp., Class A	1,257,988
14,050	Discovery Communications, Inc., Class A*^	299,125
18,682	Discovery Communications, Inc., Class C*	378,497
4,889	DISH Network Corp., Class A*	265,130
5,076	Interpublic Group of Cos., Inc. (The)^	105,530
4,381	John Wiley & Sons, Inc., Class A^	234,384
2,212	Liberty Broadband Corp., Class A*	208,326
9,750	Liberty Broadband Corp., Class C*	929,175
1,716	Liberty Media Group, Class A*^	62,617
15,693	Liberty Media Group, Class C*^	597,746
8,034	Liberty SiriusXM Group, Class A*	336,625
17,755	Liberty SiriusXM Group, Class C*	743,402
1,807	Lions Gate Entertainment Corp., Class A*^	60,444
2,954	Lions Gate Entertainment Corp., Class B*	93,908

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
1,597	Madison Square Garden Co. (The), Class A*	$341,918
34,296	News Corp., Class A^	454,765
11,497	News Corp., Class B^	156,934
7,645	Regal Entertainment Group, Class A^	122,320
3,685	Scripps Networks Interactive, Class C	316,505
4,553	Sirius XM Holdings, Inc.^	25,133
20,977	Tegna, Inc.^	279,623
72,018	Time Warner, Inc.	7,378,243
7,078	Tribune Media Co., Class A	289,207
91,674	Twenty-First Century Fox, Inc.^	2,418,360
38,764	Twenty-First Century Fox, Inc., Class B	999,724
219	Viacom, Inc., Class A^	8,037
33,073	Viacom, Inc., Class B^	920,752
46,059	Walt Disney Co. (The)	4,540,036

		26,291,669

Metals & Mining (0.7%):
17,283	Alcoa Corp.*	805,733
100,431	Freeport-McMoRan Copper & Gold, Inc.*	1,410,051
49,384	Newmont Mining Corp.^	1,852,395
29,482	Nucor Corp.^	1,652,171
6,363	Reliance Steel & Aluminum Co.	484,670
3,992	Royal Gold, Inc.^	343,472
1,168	Southern Copper Corp.^	46,440
18,371	Steel Dynamics, Inc.^	633,248
29,792	Tahoe Resources, Inc.	157,004
16,008	United States Steel Corp.^	410,765

		7,795,949

Mortgage Real Estate Investment Trusts (0.3%):
32,891	Agnc Investment Corp.^	713,077
98,921	Annaly Capital Management, Inc.^	1,205,846
18,722	Chimera Investment Corp.^	354,220
40,055	MFA Financial, Inc.	350,882
27,212	New Residential Investment Corp.^	455,257
23,441	Starwood Property Trust, Inc.^	509,139
31,569	Two Harbors Investment Corp.^	318,216

		3,906,637

Multiline Retail (0.5%):
15,643	Dollar General Corp.^	1,267,865
1,189	Dollar Tree, Inc.*	103,229
15,749	Kohl’s Corp.^	718,942
27,932	Macy’s, Inc.^	609,476
51,162	Target Corp.^	3,019,070

		5,718,582

Multi-Utilities (1.9%):
22,411	Ameren Corp.^	1,296,252
39,809	CenterPoint Energy, Inc.^	1,162,821
25,862	CMS Energy Corp.^	1,197,928
28,460	Consolidated Edison, Inc.	2,296,153
59,729	Dominion Energy, Inc.^	4,594,952
16,648	DTE Energy Co.	1,787,329
18,501	MDU Resources Group, Inc.	480,101
30,831	NiSource, Inc.^	788,965
46,919	Public Service Enterprise Group, Inc.	2,170,004
12,017	SCANA Corp.	582,704
23,309	Sempra Energy	2,660,256
8,006	Vectren Corp.^	526,555
29,356	WEC Energy Group, Inc.	1,842,970

		21,386,990

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (9.5%):
51,919	Anadarko Petroleum Corp.	$2,536,243
14,676	Andeavor	1,513,829
10,250	Antero Resources Corp.*^	203,975
33,327	Apache Corp.^	1,526,377
12,831	Cabot Oil & Gas Corp.	343,229
9,612	Centennial Resources Development*^	172,728
6,059	Cheniere Energy, Inc.*^	272,897
79,040	Chesapeake Energy Corp.*^	339,872
175,479	Chevron Corp.	20,618,784
656	Cimarex Energy Co.^	74,568
13,688	Concho Resources, Inc.*	1,802,983
113,335	ConocoPhillips Co.	5,672,417
20,372	CONSOL Energy, Inc.*^	345,102
4,115	Continental Resources, Inc.*^	158,880
45,134	Devon Energy Corp.	1,656,869
7,124	Diamondback Energy, Inc.*	697,867
9,115	Energen Corp.*	498,408
48,538	EOG Resources, Inc.^	4,695,566
15,996	EQT Corp.^	1,043,579
10,721	Extraction Oil & Gas, Inc.*^	164,996
394,109	Exxon Mobil Corp.	32,309,057
12,884	Gulfport Energy Corp.*^	184,757
26,102	Hess Corp.^	1,223,923
16,807	HollyFrontier Corp.^	604,548
178,207	Kinder Morgan, Inc.	3,418,010
21,298	Kosmos Energy LLC*^	169,532
78,324	Marathon Oil Corp.^	1,062,073
46,630	Marathon Petroleum Corp.	2,615,010
15,524	Murphy Oil Corp.^	412,317
44,450	Noble Energy, Inc.^	1,260,602
70,759	Occidental Petroleum Corp.^	4,543,435
6,979	Parsley Energy, Inc., Class A*	183,827
10,573	PBF Energy, Inc., Class A^	291,921
40,381	Phillips 66	3,699,303
15,707	Pioneer Natural Resources Co.	2,317,411
23,822	QEP Resources, Inc.*	204,155
21,539	Range Resources Corp.^	421,518
7,797	Rice Energy, Inc.*^	225,645
5,965	RSP Permian, Inc.*	206,329
10,739	SM Energy Co.^	190,510
47,221	Southwestern Energy Co.*^	288,520
19,589	Targa Resources Corp.^	926,560
41,403	Valero Energy Corp.^	3,185,133
33,227	Whiting Petroleum Corp.*^	181,419
65,341	Williams Cos., Inc. (The)	1,960,883
6,809	World Fuel Services Corp.^	230,893
37,858	WPX Energy, Inc.*^	435,367

		107,091,827

Paper & Forest Products (0.0%):
6,106	Domtar Corp.	264,939

Personal Products (0.1%):
43,642	Coty, Inc., Class A^	721,402
5,122	Edgewell Personal Care Co.*^	372,728
3,691	Nu Skin Enterprises, Inc., Class A^	226,923

		1,321,053

Pharmaceuticals (6.8%):
680	Akorn, Inc.*^	22,569
31,144	Allergan plc	6,382,963
77,563	Bristol-Myers Squibb Co.	4,943,866
20,716	Endo International plc*	177,433
212,394	Johnson & Johnson Co.	27,613,343
8,886	Mallinckrodt plc*^	332,070
240,106	Merck & Co., Inc.	15,373,987
49,340	Mylan NV*	1,547,796

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
12,461	Perrigo Co. plc^	$1,054,823
549,934	Pfizer, Inc.	19,632,644

		77,081,494

Professional Services (0.3%):
2,016	Dun & Bradstreet Corp.	234,683
15,797	IHS Markit, Ltd.*^	696,332
6,125	Manpower, Inc.^	721,648
32,911	Nielsen Holdings plc^	1,364,160

		3,016,823

Real Estate Management & Development (0.2%):
15,121	CBRE Group, Inc., Class A*	572,784
3,027	Howard Hughes Corp. (The)*	356,974
4,158	Jones Lang LaSalle, Inc.	513,513
12,395	Realogy Holdings Corp.^	408,415

		1,851,686

Road & Rail (0.6%):
435	AMERCO, Inc.^	163,082
8,632	CSX Corp.	468,372
5,824	Genesee & Wyoming, Inc., Class A*^	431,034
9,714	Kansas City Southern^	1,055,718
26,755	Norfolk Southern Corp.	3,538,081
2,274	Old Dominion Freight Line, Inc.	250,390
4,879	Ryder System, Inc.^	412,519
6,848	Union Pacific Corp.^	794,163

		7,113,359

Semiconductors & Semiconductor Equipment (2.6%):
27,107	Cypress Semiconductor Corp.^	407,147
7,487	First Solar, Inc.*^	343,504
437,629	Intel Corp.^	16,664,912
38,799	Marvell Technology Group, Ltd.	694,502
23,884	Micron Technology, Inc.*	939,358
1,874	Microsemi Corp.*	96,474
13,850	NXP Semiconductors NV*	1,566,297
2,370	ON Semiconductor Corp.*^	43,774
5,409	Qorvo, Inc.*^	382,308
137,161	QUALCOMM, Inc.	7,110,426
1,642	Teradyne, Inc.	61,230
8,771	Versum Materials, Inc.^	340,490
1,412	Xilinx, Inc.^	100,012

		28,750,434

Software (1.4%):
3,604	Autodesk, Inc.*	404,585
29,339	CA, Inc.^	979,336
16,518	FireEye, Inc.*^	277,007
4,100	Guidewire Software, Inc.*^	319,226
26,206	Nuance Communications, Inc.*	411,958
245,059	Oracle Corp.	11,848,603
1,476	SS&C Technologies Holdings, Inc.	59,261
12,725	Synopsys, Inc.*	1,024,744
72,170	Zynga, Inc.*	272,803

		15,597,523

Specialty Retail (0.6%):
4,928	Advance Auto Parts, Inc.^	488,858
5,961	AutoNation, Inc.*^	282,909
395	AutoZone, Inc.*^	235,068
12,619	Bed Bath & Beyond, Inc.^	296,168
24,397	Best Buy Co., Inc.^	1,389,652
2,863	Burlington Stores, Inc.*^	273,302
2,060	Dick’s Sporting Goods, Inc.^	55,641
11,458	Foot Locker, Inc.^	403,551
8,839	GameStop Corp., Class A^	182,614
20,820	Gap, Inc. (The)^	614,815

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
18,532	L Brands, Inc.^	$771,117
2,320	Michaels Cos., Inc. (The)*^	49,810
3,198	Murphy U.S.A., Inc.*^	220,662
3,599	Penske Automotive Group, Inc.^	171,204
8,401	Sally Beauty Holdings, Inc.*^	164,492
6,504	Signet Jewelers, Ltd.^	432,841
9,944	Tiffany & Co.^	912,660
7,969	Urban Outfitters, Inc.*^	190,459
6,536	Williams-Sonoma, Inc.^	325,885

		7,461,708

Technology Hardware, Storage & Peripherals (0.7%):
153,648	Hewlett Packard Enterprise Co.	2,260,162
157,093	HP, Inc.	3,135,576
3,968	NetApp, Inc.^	173,640
23,160	Western Digital Corp.^	2,001,024
20,997	Xerox Corp.^	698,990

		8,269,392

Textiles, Apparel & Luxury Goods (0.4%):
21,539	Coach, Inc.^	867,590
12,381	Michael Kors Holdings, Ltd.*	592,431
7,161	PVH Corp.^	902,715
5,054	Ralph Lauren Corp.^	446,218
6,892	Skechers U.S.A., Inc., Class A*^	172,920
4,674	Under Armour, Inc., Class A*^	77,028
4,889	Under Armour, Inc., Class C*^	73,433
7,915	VF Corp.^	503,157

		3,635,492

Thrifts & Mortgage Finance (0.1%):
44,342	New York Community Bancorp, Inc.^	571,569
6,165	TFS Financial Corp.^	99,441

		671,010

Tobacco (1.3%):
131,085	Philip Morris International, Inc.	14,551,746

Trading Companies & Distributors (0.1%):
8,259	Air Lease Corp.^	351,998
2,689	MSC Industrial Direct Co., Inc., Class A^	203,208
292	W.W. Grainger, Inc.^	52,487
4,714	WESCO International, Inc.*	274,591

		882,284

Transportation Infrastructure (0.0%):
7,451	Macquarie Infrastructure Corp.^	537,813

Water Utilities (0.2%):
16,465	American Water Works Co., Inc.	1,332,183
16,254	Aqua America, Inc.^	539,470

		1,871,653

Wireless Telecommunication Services (0.1%):
57,747	Sprint Corp.*^	449,272
9,426	Telephone & Data Systems, Inc.^	262,891
10,690	T-Mobile US, Inc.*	659,146
1,461	United States Cellular Corp.*^	51,719

		1,423,028

Total Common Stocks (Cost $959,622,947)		1,121,524,482

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (15.6%):
$175,641,806	AZL Russell 1000 Value Index Fund Securities Lending Collateral Account(a)	$175,641,806

Total Securities Held as Collateral for Securities on Loan (Cost $175,641,806)		175,641,806

Unaffiliated Investment Company (0.4%):
4,117,453	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(b)	4,117,453

Total Unaffiliated Investment Company (Cost $4,117,453)		4,117,453

Total Investment Securities (Cost $1,139,382,206) - 115.6%		1,301,283,741
Net other assets (liabilities) - (15.6)%		(175,621,420)

Net Assets - 100.0%		$1,125,662,321

Percentages indicated are based on net assets as of September 30, 2017.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $172,075,747.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.
(b)	The rate represents the effective yield at September 30, 2017.

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Futures Contracts

Cash of $200,200 has been segregated to cover margin requirements for the following open contracts as of September 30, 2017:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/15/17	44	5,535,420	$121,221

				$121,221

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (97.6%):
Aerospace & Defense (2.4%):
48,608	Arconic, Inc.^	$1,209,367
69,587	Boeing Co. (The)	17,689,711
34,880	General Dynamics Corp.	7,170,630
9,730	L3 Technologies, Inc.	1,833,424
31,255	Lockheed Martin Corp.	9,698,114
21,933	Northrop Grumman Corp.	6,310,563
36,571	Raytheon Co.	6,823,417
20,450	Rockwell Collins, Inc.	2,673,020
33,795	Textron, Inc.	1,820,875
6,082	TransDigm Group, Inc.^	1,554,863
93,038	United Technologies Corp.	10,799,851

		67,583,835

Air Freight & Logistics (0.7%):
17,861	C.H. Robinson Worldwide, Inc.^	1,359,222
22,259	Expeditors International of Washington, Inc.^	1,332,424
30,897	FedEx Corp.	6,969,745
86,504	United Parcel Service, Inc., Class B	10,388,265

		20,049,656

Airlines (0.5%):
15,197	Alaska Air Group, Inc.	1,159,075
54,285	American Airlines Group, Inc.^	2,577,995
83,425	Delta Air Lines, Inc.	4,022,753
68,969	Southwest Airlines Co.	3,860,885
32,387	United Continental Holdings, Inc.*	1,971,721

		13,592,429

Auto Components (0.2%):
24,512	BorgWarner, Inc.^	1,255,750
33,691	Delphi Automotive plc	3,315,194
31,704	Goodyear Tire & Rubber Co.^	1,054,158

		5,625,102

Automobiles (0.5%):
492,017	Ford Motor Co.	5,889,443
164,255	General Motors Co.	6,632,617
22,552	Harley-Davidson, Inc.^	1,087,232

		13,609,292

Banks (6.4%):
1,228,891	Bank of America Corp.	31,140,097
101,941	BB&T Corp.^	4,785,111
341,232	Citigroup, Inc.	24,821,216
63,522	Citizens Financial Group, Inc.	2,405,578
21,979	Comerica, Inc.	1,676,119
92,270	Fifth Third Bancorp	2,581,715
136,803	Huntington Bancshares, Inc.	1,909,770
440,726	JPMorgan Chase & Co.	42,093,739
137,005	KeyCorp	2,578,434
19,028	M&T Bank Corp.	3,064,269
41,326	People’s United Financial, Inc.^	749,654
60,018	PNC Financial Services Group, Inc.	8,088,626
152,308	Regions Financial Corp.	2,319,651
60,109	SunTrust Banks, Inc.	3,592,715
198,730	U.S. Bancorp	10,649,941
559,530	Wells Fargo & Co.	30,858,079
26,054	Zions Bancorp^	1,229,228

		174,543,942

Beverages (2.0%):
22,212	Brown-Forman Corp., Class B^	1,206,112
480,780	Coca-Cola Co. (The)	21,639,908
21,544	Constellation Brands, Inc., Class C	4,296,951
23,160	Dr Pepper Snapple Group, Inc.	2,048,965
23,155	Molson Coors Brewing Co., Class B	1,890,374
50,658	Monster Beverage Corp.*	2,798,855
179,268	PepsiCo, Inc.	19,975,833

		53,856,998

Shares		Fair Value
Common Stocks, continued
Biotechnology (3.1%):
199,850	AbbVie, Inc.	$17,758,671
28,212	Alexion Pharmaceuticals, Inc.*	3,957,861
91,387	Amgen, Inc.	17,039,106
26,480	Biogen Idec, Inc.*	8,291,418
98,043	Celgene Corp.*	14,296,630
164,070	Gilead Sciences, Inc.	13,292,951
21,363	Incyte Corp.*	2,493,917
9,571	Regeneron Pharmaceuticals, Inc.*	4,279,386
31,284	Vertex Pharmaceuticals, Inc.*	4,756,419

		86,166,359

Building Products (0.4%):
18,956	A.O. Smith Corp.	1,126,555
12,104	Allegion plc^	1,046,633
19,636	Fortune Brands Home & Security, Inc.^	1,320,128
116,777	Johnson Controls International plc^	4,704,946
40,325	Masco Corp.	1,573,078

		9,771,340

Capital Markets (2.9%):
7,157	Affiliated Managers Group, Inc.^	1,358,613
19,176	Ameriprise Financial, Inc.	2,847,828
130,589	Bank of New York Mellon Corp. (The)	6,923,828
15,215	BlackRock, Inc., Class A+	6,802,474
14,125	CBOE Holdings, Inc.^	1,520,274
149,267	Charles Schwab Corp. (The)	6,528,939
42,642	CME Group, Inc.	5,785,667
34,057	E*TRADE Financial Corp.*	1,485,226
43,143	Franklin Resources, Inc.	1,920,295
45,062	Goldman Sachs Group, Inc. (The)	10,688,255
74,357	Intercontinental Exchange, Inc.	5,108,326
50,563	Invesco, Ltd.	1,771,728
20,944	Moody’s Corp.	2,915,614
177,115	Morgan Stanley	8,531,629
13,979	NASDAQ OMX Group, Inc. (The)	1,084,351
27,133	Northern Trust Corp.	2,494,337
16,163	Raymond James Financial, Inc.	1,363,026
32,383	S&P Global, Inc.	5,061,787
44,435	State Street Corp.	4,245,320
30,340	T. Rowe Price Group, Inc.^	2,750,321

		81,187,838

Chemicals (2.1%):
27,296	Air Products & Chemicals, Inc.	4,127,701
13,809	Albemarle Corp.^	1,882,305
29,186	CF Industries Holdings, Inc.^	1,026,180
292,222	DowDuPont, Inc.*	20,230,530
18,318	Eastman Chemical Co.^	1,657,596
32,768	Ecolab, Inc.^	4,214,292
16,646	FMC Corp.	1,486,654
9,813	International Flavor & Fragrances, Inc.^	1,402,376
40,649	Lyondellbasell Industries NV	4,026,283
55,089	Monsanto Co.	6,600,765
44,877	Mosaic Co. (The)^	968,894
32,131	PPG Industries, Inc.^	3,491,354
35,818	Praxair, Inc.	5,005,207
10,178	Sherwin Williams Co.	3,644,131

		59,764,268

Commercial Services & Supplies (0.3%):
10,725	Cintas Corp.	1,547,403
28,987	Republic Services, Inc., Class A	1,914,881
10,669	Stericycle, Inc.*^	764,114
51,082	Waste Management, Inc.	3,998,188

		8,224,586

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment (1.0%):
626,223	Cisco Systems, Inc.	$21,059,879
8,341	F5 Networks, Inc.*^	1,005,591
15,256	Harris Corp.	2,008,910
47,306	Juniper Networks, Inc.	1,316,526
20,416	Motorola Solutions, Inc.^	1,732,706

		27,123,612

Construction & Engineering (0.1%):
17,618	Fluor Corp.^	741,718
15,258	Jacobs Engineering Group, Inc.	889,083
18,789	Quanta Services, Inc.*	702,145

		2,332,946

Construction Materials (0.1%):
7,886	Martin Marietta Materials, Inc.^	1,626,330
16,552	Vulcan Materials Co.	1,979,619

		3,605,949

Consumer Finance (0.7%):
91,891	American Express Co.	8,312,459
60,668	Capital One Financial Corp.	5,136,153
46,635	Discover Financial Services	3,007,025
34,802	Navient Corp.^	522,726
93,634	Synchrony Financial	2,907,336

		19,885,699

Containers & Packaging (0.4%):
11,293	Avery Dennison Corp.	1,110,554
43,724	Ball Corp.^	1,805,801
52,082	International Paper Co.	2,959,299
11,650	Packaging Corp. of America^	1,336,022
25,054	Sealed Air Corp.	1,070,307
31,247	WestRock Co.	1,772,642

		10,054,625

Distributors (0.1%):
18,341	Genuine Parts Co.^	1,754,316
38,925	LKQ Corp.*	1,400,911

		3,155,227

Diversified Consumer Services (0.0%):
25,663	H&R Block, Inc.^	679,556

Diversified Financial Services (1.6%):
240,987	Berkshire Hathaway, Inc., Class B*	44,177,737
41,457	Leucadia National Corp.	1,046,789

		45,224,526

Diversified Telecommunication Services (2.1%):
768,993	AT&T, Inc.	30,121,456
67,667	CenturyLink, Inc.^	1,278,906
36,373	Level 3 Communications, Inc.*	1,938,317
512,288	Verizon Communications, Inc.	25,353,133

		58,691,812

Electric Utilities (1.8%):
28,108	Alliant Energy Corp.	1,168,450
61,754	American Electric Power Co., Inc.	4,337,601
87,839	Duke Energy Corp.	7,371,448
40,949	Edison International	3,160,034
22,455	Entergy Corp.	1,714,664
39,883	Eversource Energy	2,410,529
116,449	Exelon Corp.	4,386,634
55,080	FirstEnergy Corp.^	1,698,116
58,729	NextEra Energy, Inc.	8,606,734
64,122	PG&E Corp.	4,366,067
14,163	Pinnacle West Capital Corp.	1,197,623
85,910	PPL Corp.	3,260,285
124,914	Southern Co. (The)	6,138,274
63,846	Xcel Energy, Inc.^	3,021,193

		52,837,652

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.5%):
5,272	Acuity Brands, Inc.^	$902,988
28,778	AMETEK, Inc.	1,900,499
56,234	Eaton Corp. plc	4,318,209
80,158	Emerson Electric Co.	5,037,129
16,196	Rockwell Automation, Inc.	2,886,289

		15,045,114

Electronic Equipment, Instruments & Components (0.4%):
38,462	Amphenol Corp., Class A	3,255,424
113,118	Corning, Inc.	3,384,491
16,858	FLIR Systems, Inc.	655,945
44,655	TE Connectivity, Ltd.	3,709,043

		11,004,903

Energy Equipment & Services (0.8%):
53,825	Baker Hughes^	1,971,072
109,323	Halliburton Co.	5,032,138
13,228	Helmerich & Payne, Inc.^	689,311
47,202	National-Oilwell Varco, Inc.^	1,686,527
174,696	Schlumberger, Ltd.	12,186,792
55,005	Technipfmc plc*^	1,535,740

		23,101,580

Equity Real Estate Investment Trusts (2.8%):
11,389	Alexandria Real Estate Equities, Inc.^	1,354,949
53,368	American Tower Corp.	7,294,338
19,666	Apartment Investment & Management Co., Class A	862,551
17,338	AvalonBay Communities, Inc.	3,093,446
19,345	Boston Properties, Inc.	2,377,114
50,618	Crown Castle International Corp.^	5,060,788
25,627	Digital Realty Trust, Inc.^	3,032,443
43,934	Duke Realty Corp.	1,266,178
9,791	Equinix, Inc.	4,369,723
46,203	Equity Residential Property Trust	3,046,164
8,236	Essex Property Trust, Inc.	2,092,191
15,555	Extra Space Storage, Inc.^	1,243,156
9,008	Federal Realty Investment Trust^	1,118,884
72,937	Ggp US^	1,514,901
58,694	HCP, Inc.	1,633,454
93,163	Host Hotels & Resorts, Inc.^	1,722,584
31,202	Iron Mountain, Inc.^	1,213,758
53,682	Kimco Realty Corp.^	1,049,483
15,262	Macerich Co. (The)^	838,952
14,122	Mid-America Apartment Communities, Inc.^	1,509,359
66,676	ProLogis, Inc.	4,231,259
18,780	Public Storage, Inc.^	4,018,732
34,358	Realty Income Corp.^	1,964,934
18,027	Regency Centers Corp.	1,118,395
15,226	SBA Communications Corp.*	2,193,305
39,236	Simon Property Group, Inc.^	6,317,388
12,853	SL Green Realty Corp.^	1,302,266
33,079	UDR, Inc.	1,257,994
44,729	Ventas, Inc.^	2,913,200
21,445	Vornado Realty Trust	1,648,692
46,136	Welltower, Inc.^	3,242,438
94,753	Weyerhaeuser Co.	3,224,445

		79,127,464

Food & Staples Retailing (1.7%):
55,104	Costco Wholesale Corp.^	9,053,036
127,986	CVS Health Corp.	10,407,822
114,856	Kroger Co. (The)^	2,304,011
61,926	Sysco Corp.	3,340,908
115,259	Walgreens Boots Alliance, Inc.^	8,900,300

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
183,322	Wal-Mart Stores, Inc.	$14,324,781

		48,330,858

Food Products (1.2%):
71,836	Archer-Daniels-Midland Co.	3,053,748
23,940	Campbell Soup Co.^	1,120,871
50,453	ConAgra Foods, Inc.^	1,702,284
72,469	General Mills, Inc.^	3,750,995
17,505	Hershey Co. (The)	1,911,021
34,575	Hormel Foods Corp.^	1,111,241
14,481	JM Smucker Co. (The)^	1,519,491
31,651	Kellogg Co.^	1,974,073
74,921	Kraft Heinz Co. (The)	5,810,124
14,260	McCormick & Co.^	1,463,646
190,524	Mondelez International, Inc., Class A	7,746,706
36,245	Tyson Foods, Inc., Class A	2,553,460

		33,717,660

Health Care Equipment & Supplies (2.7%):
217,940	Abbott Laboratories	11,629,278
9,395	Align Technology, Inc.*	1,750,007
61,315	Baxter International, Inc.	3,847,516
28,576	Becton, Dickinson & Co.^	5,599,467
172,172	Boston Scientific Corp.*	5,022,257
9,107	C.R. Bard, Inc.	2,918,794
6,070	Cooper Cos., Inc. (The)	1,439,258
76,724	Danaher Corp.	6,581,385
28,845	DENTSPLY SIRONA, Inc.^	1,725,219
26,392	Edwards Lifesciences Corp.*	2,884,910
34,686	Hologic, Inc.*	1,272,629
11,101	IDEXX Laboratories, Inc.*	1,726,094
4,628	Intuitive Surgical, Inc.*^	4,840,333
171,883	Medtronic plc	13,367,341
17,566	ResMed, Inc.^	1,351,879
38,962	Stryker Corp.^	5,533,383
11,347	Varian Medical Systems, Inc.*^	1,135,381
25,321	Zimmer Holdings, Inc.	2,964,836

		75,589,967

Health Care Providers & Services (2.7%):
41,628	Aetna, Inc.	6,619,268
20,903	AmerisourceBergen Corp.^	1,729,723
32,887	Anthem, Inc.	6,244,584
39,745	Cardinal Health, Inc.^	2,659,735
21,571	Centene Corp.*^	2,087,426
31,533	Cigna Corp.	5,894,779
19,358	DaVita, Inc.*	1,149,672
14,564	Envision Healthcare Corp.*^	654,652
72,334	Express Scripts Holding Co.*^	4,580,189
36,035	HCA Holdings, Inc.*	2,868,026
20,012	Henry Schein, Inc.*^	1,640,784
18,156	Humana, Inc.	4,423,346
12,828	Laboratory Corp. of America Holdings*	1,936,643
26,506	McKesson Corp.	4,071,587
9,982	Patterson Cos., Inc.^	385,804
17,110	Quest Diagnostics, Inc.	1,602,180
120,929	UnitedHealth Group, Inc.	23,683,944
11,072	Universal Health Services, Inc., Class B	1,228,328

		73,460,670

Health Care Technology (0.1%):
37,007	Cerner Corp.*^	2,639,339

Hotels, Restaurants & Leisure (1.7%):
52,552	Carnival Corp., Class A	3,393,283
3,546	Chipotle Mexican Grill, Inc.*^	1,091,565
15,334	Darden Restaurants, Inc.	1,208,013

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
25,261	Hilton Worldwide Holdings, Inc.^	$1,754,376
39,127	Marriott International, Inc., Class A^	4,314,143
101,447	McDonald’s Corp.	15,894,716
60,599	MGM Resorts International	1,974,921
21,074	Royal Caribbean Cruises, Ltd.	2,498,112
181,907	Starbucks Corp.	9,770,225
13,165	Wyndham Worldwide Corp.^	1,387,723
9,913	Wynn Resorts, Ltd.	1,476,244
41,658	Yum! Brands, Inc.	3,066,445

		47,829,766

Household Durables (0.4%):
43,091	D.R. Horton, Inc.	1,720,624
14,413	Garmin, Ltd.^	777,870
17,070	Leggett & Platt, Inc.^	814,751
25,591	Lennar Corp., Class A^	1,351,205
7,921	Mohawk Industries, Inc.*	1,960,526
60,752	Newell Rubbermaid, Inc.^	2,592,287
35,496	PulteGroup, Inc.^	970,106
9,315	Whirlpool Corp.^	1,718,059

		11,905,428

Household Products (1.7%):
31,015	Church & Dwight Co., Inc.^	1,502,677
16,200	Clorox Co. (The)^	2,136,942
110,862	Colgate-Palmolive Co.	8,076,297
44,613	Kimberly-Clark Corp.	5,250,058
319,372	Procter & Gamble Co. (The)	29,056,464

		46,022,438

Independent Power & Renewable Electricity Producers (0.1%):
83,384	AES Corp. (The)^	918,892
38,863	NRG Energy, Inc.^	994,504

		1,913,396

Industrial Conglomerates (2.1%):
74,741	3M Co., Class C	15,688,136
1,084,349	General Electric Co.	26,219,559
95,653	Honeywell International, Inc.	13,557,856
12,846	Roper Industries, Inc.^	3,126,716

		58,592,267

Insurance (2.7%):
49,767	Aflac, Inc.	4,050,536
45,258	Allstate Corp. (The)	4,159,663
110,452	American International Group, Inc.	6,780,648
31,854	Aon plc^	4,653,869
22,689	Arthur J. Gallagher & Co.	1,396,508
6,651	Assurant, Inc.	635,304
12,614	Brighthouse Financial, Inc.*^	766,931
58,575	Chubb, Ltd.	8,349,867
18,593	Cincinnati Financial Corp.^	1,423,666
5,272	Everest Re Group, Ltd.	1,204,072
46,234	Hartford Financial Services Group, Inc. (The)	2,562,751
28,064	Lincoln National Corp.	2,062,143
34,386	Loews Corp.	1,645,714
64,709	Marsh & McLennan Cos., Inc.	5,423,261
133,117	MetLife, Inc.	6,915,429
33,609	Principal Financial Group, Inc.	2,162,403
73,021	Progressive Corp. (The)	3,535,677
53,479	Prudential Financial, Inc.	5,685,887
14,024	Torchmark Corp.	1,123,182
34,560	Travelers Cos., Inc. (The)	4,234,291
28,693	UnumProvident Corp.	1,467,073
15,975	Willis Towers Watson plc	2,463,824
33,132	XL Group, Ltd.^	1,307,057

		74,009,756

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail (2.6%):
49,809	Amazon.com, Inc.*	$47,883,883
15,268	Expedia, Inc.^	2,197,676
54,131	Netflix, Inc.*^	9,816,657
6,175	Priceline Group, Inc. (The)*	11,305,314
13,938	TripAdvisor, Inc.*^	564,907

		71,768,437

Internet Software & Services (4.7%):
21,765	Akamai Technologies, Inc.*^	1,060,391
37,371	Alphabet, Inc., Class A*	36,388,890
37,806	Alphabet, Inc., Class C*	36,260,113
124,666	eBay, Inc.*	4,794,654
296,773	Facebook, Inc., Class A*	50,709,602
10,945	VeriSign, Inc.*^	1,164,439

		130,378,089

IT Services (3.9%):
77,829	Accenture plc, Class C	10,512,363
6,046	Alliance Data Systems Corp.	1,339,491
56,191	Automatic Data Processing, Inc.	6,142,800
73,995	Cognizant Technology Solutions Corp., Class A	5,367,597
17,600	CSRA, Inc.	567,952
35,614	DXC Technology Co.	3,058,530
41,572	Fidelity National Information Services, Inc.	3,882,409
26,707	Fiserv, Inc.*	3,444,135
11,353	Gartner, Inc.*	1,412,427
19,207	Global Payments, Inc.^	1,825,241
107,338	International Business Machines Corp.	15,572,597
116,948	MasterCard, Inc., Class A	16,513,058
40,280	Paychex, Inc.	2,415,189
140,279	PayPal Holdings, Inc.*	8,982,064
20,567	Total System Services, Inc.	1,347,139
229,116	Visa, Inc., Class A^	24,112,168
59,697	Western Union Co.^	1,146,182

		107,641,342

Leisure Products (0.1%):
13,892	Hasbro, Inc.	1,356,831
43,391	Mattel, Inc.^	671,693

		2,028,524

Life Sciences Tools & Services (0.8%):
40,573	Agilent Technologies, Inc.	2,604,787
18,346	Illumina, Inc.*	3,654,523
3,255	Mettler-Toledo International, Inc.*	2,038,151
13,849	PerkinElmer, Inc.^	955,166
17,087	Quintiles Transnational Holdings, Inc.*	1,624,461
49,127	Thermo Fisher Scientific, Inc.	9,294,828
10,091	Waters Corp.*	1,811,536

		21,983,452

Machinery (1.6%):
73,962	Caterpillar, Inc.	9,223,802
19,423	Cummins, Inc.	3,263,647
40,061	Deere & Co.^	5,031,261
19,419	Dover Corp.	1,774,702
16,269	Flowserve Corp.^	692,897
37,868	Fortive Corp.	2,680,676
38,994	Illinois Tool Works, Inc.	5,769,552
32,184	Ingersoll-Rand plc	2,869,847
44,180	PACCAR, Inc.^	3,195,981
16,762	Parker Hannifin Corp.	2,933,685
21,363	Pentair plc	1,451,829
7,103	Snap-On, Inc.^	1,058,418
19,232	Stanley Black & Decker, Inc.	2,903,455

Shares		Fair Value
Common Stocks, continued
Machinery, continued
22,298	Xylem, Inc.^	$1,396,524

		44,246,276

Media (2.9%):
46,351	CBS Corp., Class B	2,688,358
25,193	Charter Communications, Inc., Class A*	9,155,640
589,135	Comcast Corp., Class A	22,669,915
18,092	Discovery Communications, Inc., Class A*^	385,179
27,242	Discovery Communications, Inc., Class C*	551,923
28,684	DISH Network Corp., Class A*	1,555,533
48,806	Interpublic Group of Cos., Inc. (The)^	1,014,677
46,709	News Corp., Class A^	619,361
15,698	News Corp., Class B^	214,278
29,204	Omnicom Group, Inc.^	2,163,140
12,093	Scripps Networks Interactive, Class C^	1,038,668
97,343	Time Warner, Inc.	9,972,790
131,823	Twenty-First Century Fox, Inc.^	3,477,491
55,005	Twenty-First Century Fox, Inc., Class B	1,418,579
45,001	Viacom, Inc., Class B^	1,252,828
193,310	Walt Disney Co. (The)	19,054,567

		77,232,927

Metals & Mining (0.3%):
167,366	Freeport-McMoRan Copper & Gold, Inc.*	2,349,819
67,069	Newmont Mining Corp.	2,515,758
40,067	Nucor Corp.	2,245,355

		7,110,932

Multiline Retail (0.4%):
31,738	Dollar General Corp.^	2,572,365
29,788	Dollar Tree, Inc.*	2,586,194
21,018	Kohl’s Corp.^	959,472
38,822	Macy’s, Inc.^	847,096
14,300	Nordstrom, Inc.^	674,245
69,417	Target Corp.^	4,096,297

		11,735,669

Multi-Utilities (1.0%):
30,332	Ameren Corp.	1,754,403
53,677	CenterPoint Energy, Inc.	1,567,905
34,994	CMS Energy Corp.^	1,620,922
38,371	Consolidated Edison, Inc.^	3,095,772
78,935	Dominion Energy, Inc.	6,072,470
22,561	DTE Energy Co.	2,422,149
42,750	NiSource, Inc.	1,093,973
63,693	Public Service Enterprise Group, Inc.	2,945,801
17,527	SCANA Corp.	849,884
31,497	Sempra Energy	3,594,753
39,717	WEC Energy Group, Inc.^	2,493,433

		27,511,465

Oil, Gas & Consumable Fuels (5.1%):
70,542	Anadarko Petroleum Corp.	3,445,977
18,079	Andeavor	1,864,849
47,593	Apache Corp.^	2,179,759
57,977	Cabot Oil & Gas Corp.	1,550,885
97,564	Chesapeake Energy Corp.*^	419,525
237,864	Chevron Corp.	27,949,020
11,738	Cimarex Energy Co.^	1,334,258
18,593	Concho Resources, Inc.*	2,449,070
155,545	ConocoPhillips Co.	7,785,027
66,275	Devon Energy Corp.	2,432,955

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
72,556	EOG Resources, Inc.^	$7,019,067
21,482	EQT Corp.^	1,401,486
530,689	Exxon Mobil Corp.	43,505,885
34,274	Hess Corp.^	1,607,108
241,301	Kinder Morgan, Inc.	4,628,153
105,028	Marathon Oil Corp.	1,424,180
63,405	Marathon Petroleum Corp.	3,555,752
24,489	Newfield Exploration Co.*^	726,589
56,730	Noble Energy, Inc.^	1,608,863
96,037	Occidental Petroleum Corp.	6,166,536
47,866	ONEOK, Inc.^	2,652,255
53,813	Phillips 66	4,929,809
21,413	Pioneer Natural Resources Co.	3,159,274
25,098	Range Resources Corp.^	491,168
56,213	Valero Energy Corp.	4,324,466
103,896	Williams Cos., Inc. (The)	3,117,919

		141,729,835

Personal Products (0.1%):
60,160	Coty, Inc., Class A^	994,445
28,134	Estee Lauder Co., Inc. (The), Class A	3,033,970

		4,028,415

Pharmaceuticals (4.7%):
41,870	Allergan plc	8,581,257
205,390	Bristol-Myers Squibb Co.	13,091,559
121,944	Eli Lilly & Co.	10,431,090
336,153	Johnson & Johnson Co.	43,703,252
342,561	Merck & Co., Inc.	21,934,181
67,166	Mylan NV*	2,106,997
16,611	Perrigo Co. plc^	1,406,121
747,432	Pfizer, Inc.	26,683,322
61,730	Zoetis, Inc.	3,935,905

		131,873,684

Professional Services (0.3%):
15,087	Equifax, Inc.^	1,599,071
39,977	IHS Markit, Ltd.*^	1,762,187
41,691	Nielsen Holdings plc^	1,728,092
16,316	Robert Half International, Inc.^	821,347
19,363	Verisk Analytics, Inc.*	1,610,808

		7,521,505

Real Estate Management & Development (0.1%):
38,041	CBRE Group, Inc., Class A*	1,440,993

Road & Rail (0.9%):
114,386	CSX Corp.	6,206,584
10,687	J.B. Hunt Transport Services, Inc.	1,187,112
13,293	Kansas City Southern	1,444,683
36,423	Norfolk Southern Corp.	4,816,578
100,243	Union Pacific Corp.	11,625,181

		25,280,138

Semiconductors & Semiconductor Equipment (3.6%):
96,834	Advanced Micro Devices, Inc.*^	1,234,634
46,160	Analog Devices, Inc.	3,977,607
135,027	Applied Materials, Inc.	7,033,556
50,411	Broadcom, Ltd.	12,226,684
591,254	Intel Corp.	22,514,953
19,669	KLA-Tencor Corp.	2,084,914
20,286	Lam Research Corp.^	3,753,721
27,999	Microchip Technology, Inc.^	2,513,750
139,529	Micron Technology, Inc.*	5,487,676
74,722	NVIDIA Corp.	13,358,052
16,308	Qorvo, Inc.*^	1,152,649
185,586	QUALCOMM, Inc.	9,620,778
23,228	Skyworks Solutions, Inc.^	2,366,933

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
125,134	Texas Instruments, Inc.	$11,217,012
31,081	Xilinx, Inc.^	2,201,467

		100,744,386

Software (5.1%):
94,549	Activision Blizzard, Inc.	6,099,356
62,135	Adobe Systems, Inc.*	9,269,299
10,562	ANSYS, Inc.*	1,296,274
27,452	Autodesk, Inc.*	3,081,762
38,702	CA, Inc.	1,291,873
35,093	Cadence Design Systems, Inc.*	1,385,121
18,763	Citrix Systems, Inc.*	1,441,374
38,963	Electronic Arts, Inc.*	4,599,972
30,597	Intuit, Inc.	4,349,058
964,654	Microsoft Corp.	71,857,076
377,111	Oracle Corp.	18,233,317
22,411	Red Hat, Inc.*	2,484,483
84,036	Salesforce.com, Inc.*	7,850,643
76,433	Symantec Corp.	2,507,767
19,029	Synopsys, Inc.*	1,532,405

		137,279,780

Specialty Retail (2.1%):
9,238	Advance Auto Parts, Inc.	916,410
3,524	AutoZone, Inc.*^	2,097,168
33,180	Best Buy Co., Inc.^	1,889,933
23,367	CarMax, Inc.*^	1,771,452
15,937	Foot Locker, Inc.^	561,301
27,354	Gap, Inc. (The)^	807,764
147,639	Home Depot, Inc. (The)	24,147,834
29,589	L Brands, Inc.^	1,231,198
105,734	Lowe’s Cos., Inc.	8,452,375
11,024	O’Reilly Automotive, Inc.*^	2,374,239
49,376	Ross Stores, Inc.^	3,188,208
7,572	Signet Jewelers, Ltd.^	503,917
13,234	Tiffany & Co.	1,214,617
80,930	TJX Cos., Inc. (The)	5,966,969
15,830	Tractor Supply Co.^	1,001,881
7,267	Ulta Salon, Cosmetics & Fragrance, Inc.*^	1,642,778

		57,768,044

Technology Hardware, Storage & Peripherals (4.1%):
646,910	Apple, Inc.	99,701,768
205,728	Hewlett Packard Enterprise Co.^	3,026,259
211,731	HP, Inc.	4,226,151
33,930	NetApp, Inc.^	1,484,777
36,552	Seagate Technology plc^	1,212,430
36,644	Western Digital Corp.	3,166,042
26,758	Xerox Corp.	890,774

		113,708,201

Textiles, Apparel & Luxury Goods (0.6%):
34,896	Coach, Inc.	1,405,611
46,018	Hanesbrands, Inc.^	1,133,884
19,278	Michael Kors Holdings, Ltd.*	922,452
164,563	Nike, Inc., Class C	8,532,591
9,645	PVH Corp.	1,215,849
6,918	Ralph Lauren Corp.^	610,790
24,437	Under Armour, Inc., Class A*^	402,722
24,570	Under Armour, Inc., Class C*^	369,041
40,316	VF Corp.^	2,562,888

		17,155,828

Tobacco (1.3%):
240,288	Altria Group, Inc.	15,239,065

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Tobacco, continued
194,983	Philip Morris International, Inc.	$21,645,063

		36,884,128

Trading Companies & Distributors (0.2%):
36,187	Fastenal Co.^	1,649,403
10,442	United Rentals, Inc.*^	1,448,723
6,693	W.W. Grainger, Inc.^	1,203,067

		4,301,193

Water Utilities (0.1%):
22,388	American Water Works Co., Inc.	1,811,413

Total Common Stocks (Cost $1,760,751,709)		2,703,022,511

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (10.7%):
$297,365,812	AZL S&P 500 Index Fund Securities Lending Collateral Account(a)	297,365,812

Total Securities Held as Collateral for Securities on Loan (Cost $297,365,812)		297,365,812

Unaffiliated Investment Company (2.3%):
64,566,129	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(b)	64,566,129

Total Unaffiliated Investment Company (Cost $64,566,129)		64,566,129

Total Investment Securities (Cost $2,122,683,650) - 110.6%		3,064,954,452
Net other assets (liabilities) - (10.6)%		(294,675,394)

Net Assets - 100.0%		$2,770,279,058

Percentages indicated are based on net assets as of September 30, 2017.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $292,100,203.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.
(b)	The rate represents the effective yield at September 30, 2017.

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Futures Contracts

Cash of $2,500,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2017:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/15/17	550	69,192,750	$1,400,487

				$1,400,487

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (2.0%):
38,339	AAR Corp.	$1,448,447
89,209	Aerojet Rocketdyne Holdings, Inc.*	3,123,207
25,203	AeroVironment, Inc.*^	1,363,986
62,313	Axon Enterprise, Inc.*^	1,412,636
29,466	Cubic Corp.^	1,502,766
20,574	Engility Holdings, Inc.*	713,506
57,308	Mercury Computer Systems, Inc.*^	2,973,139
38,274	Moog, Inc., Class A*	3,193,200
5,875	National Presto Industries, Inc.^	625,394
59,061	Triumph Group, Inc.^	1,757,065

		18,113,346

Air Freight & Logistics (0.7%):
30,143	Atlas Air Worldwide Holdings, Inc.*^	1,983,409
30,432	Echo Global Logistics, Inc.*^	573,643
35,591	Forward Air Corp.^	2,036,873
39,468	Hub Group, Inc.*	1,695,151

		6,289,076

Airlines (0.8%):
14,469	Allegiant Travel Co.^	1,905,567
62,884	Hawaiian Holdings, Inc.*^	2,361,294
60,266	SkyWest, Inc.^	2,645,678

		6,912,539

Auto Components (1.7%):
99,478	American Axle & Manufacturing Holdings, Inc.*^	1,748,823
18,761	Cooper-Standard Holding, Inc.*	2,175,713
35,344	Dorman Products, Inc.*^	2,531,337
44,059	Fox Factory Holding Corp.*^	1,898,943
43,055	Gentherm, Inc.*^	1,599,493
29,232	LCI Industries^	3,386,528
20,778	Motorcar Parts of America, Inc.*^	612,120
23,415	Standard Motor Products, Inc.^	1,129,774
25,860	Superior Industries International, Inc.^	430,569

		15,513,300

Automobiles (0.2%):
33,973	Winnebago Industries, Inc.^	1,520,292

Banks (7.5%):
44,703	Ameris Bancorp^	2,145,744
52,383	Banc of California, Inc.^	1,086,947
39,821	Banner Corp.^	2,440,231
101,979	Boston Private Financial Holdings, Inc.^	1,687,752
92,882	Brookline Bancorp, Inc.^	1,439,671
35,005	Central Pacific Financial Corp.^	1,126,461
18,680	City Holding Co.^	1,343,279
69,877	Columbia Banking System, Inc.^	2,942,520
60,479	Community Bank System, Inc.^	3,341,466
34,924	Customers Bancorp, Inc.*	1,139,221
122,724	CVB Financial Corp.^	2,966,239
26,247	Fidelity Southern Corp.^	620,479
219,214	First Bancorp*	1,122,375
117,593	First Commonwealth Financial Corp.^	1,661,589
74,268	First Financial Bancorp^	1,942,108
78,556	First Financial Bankshares, Inc.^	3,550,732
123,031	First Midwest Bancorp, Inc.^	2,881,386
93,168	Glacier Bancorp, Inc.^	3,518,025
70,328	Great Western Bancorp, Inc.^	2,903,140
38,960	Hanmi Financial Corp.^	1,205,812
153,466	Hope BanCorp, Inc.^	2,717,883
32,693	Independent Bank Corp.^	2,440,532
50,308	LegacyTexas Financial Group, Inc.^	2,008,295
32,246	National Bank Holdings Corp.^	1,150,860
51,960	NBT Bancorp, Inc.^	1,907,971

Shares		Fair Value
Common Stocks, continued
Banks, continued
55,858	OFG Bancorp	$511,101
162,081	Old National Bancorp^	2,966,082
20,912	Opus Bank*^	501,888
41,911	S & T Bancorp, Inc.^	1,658,837
53,403	ServisFirst Bancshares, Inc.^	2,074,707
38,502	Simmons First National Corp., Class A^	2,229,266
33,256	Southside Bancshares, Inc.^	1,209,188
14,987	Tompkins Financial Corp.^	1,290,980
87,790	United Community Banks, Inc.	2,505,527
31,362	Westamerica Bancorp^	1,867,293

		68,105,587

Beverages (0.1%):
5,503	Coca-Cola Bottling Co. Consolidated^	1,187,272

Biotechnology (2.1%):
55,626	Acorda Therapeutics, Inc.*^	1,315,555
42,496	AMAG Pharmaceuticals, Inc.*^	784,051
59,780	Cytokinetics, Inc.*^	866,810
10,260	Eagle Pharmaceuticals, Inc.*^	611,906
42,140	Emergent Biosolutions, Inc.*^	1,704,563
17,214	Enanta Pharmaceuticals, Inc.*^	805,615
24,807	Ligand Pharmaceuticals, Inc., Class B*^	3,377,473
123,957	Mimedx Group, Inc.*^	1,472,609
90,351	Momenta Pharmaceuticals, Inc.*^	1,671,494
81,067	Myriad Genetics, Inc.*^	2,933,004
84,763	Progenics Pharmaceuticals, Inc.*^	623,856
44,573	Repligen Corp.*^	1,708,037
90,526	Spectrum Pharmaceuticals, Inc.*^	1,273,701

		19,148,674

Building Products (2.1%):
46,840	AAON, Inc.^	1,614,809
16,821	American Woodmark Corp.*^	1,619,021
33,762	Apogee Enterprises, Inc.^	1,629,354
36,483	Gibraltar Industries, Inc.*^	1,136,445
36,219	Griffon Corp.^	804,062
20,454	Insteel Industries, Inc.^	534,054
18,888	Patrick Industries, Inc.*^	1,588,481
59,142	PGT, Inc.*	884,173
41,233	Quanex Building Products Corp.^	946,297
49,261	Simpson Manufacturing Co., Inc.	2,415,759
34,822	Trex Co., Inc.*^	3,136,419
23,881	Universal Forest Products, Inc.	2,344,159

		18,653,033

Capital Markets (1.6%):
39,642	Donnelley Financial Solutions, Inc.*	854,682
75,858	Financial Engines, Inc.^	2,636,066
33,468	Greenhill & Co., Inc.^	555,569
85,338	Interactive Brokers Group, Inc., Class A^	3,843,623
19,067	INTL FCStone, Inc.*	730,647
22,597	Investment Technology Group, Inc.	500,298
17,583	Piper Jaffray Cos., Inc.^	1,043,551
8,906	Virtus Investment Partners, Inc.^	1,033,541
70,998	Waddell & Reed Financial, Inc., Class A^	1,424,930
131,150	WisdomTree Investments, Inc.^	1,335,107

		13,958,014

Chemicals (3.0%):
34,678	A. Schulman, Inc.^	1,184,254
36,277	Advansix, Inc.*^	1,442,011
30,271	American Vanguard Corp.^	693,206
37,631	Balchem Corp.^	3,059,024
60,915	Calgon Carbon Corp.	1,303,581
67,518	Flotek Industries, Inc.*^	313,959

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
29,584	Futurefuel Corp.^	$465,652
60,376	H.B. Fuller Co.^	3,505,430
10,528	Hawkins, Inc.^	429,542
49,998	Ingevity Corp.*	3,123,375
22,880	Innophos Holdings, Inc.^	1,125,467
28,654	Innospec, Inc.^	1,766,519
24,878	Koppers Holdings, Inc.*	1,148,120
37,376	Kraton Performance Polymers, Inc.*^	1,511,485
24,964	LSB Industries, Inc.*^	198,214
15,809	Quaker Chemical Corp.	2,338,942
51,905	Rayonier Advanced Materials, Inc.^	711,099
23,421	Stepan Co.^	1,959,401
29,043	Tredegar Corp.^	522,774

		26,802,055

Commercial Services & Supplies (3.1%):
66,552	ABM Industries, Inc.^	2,775,884
55,826	Brady Corp., Class A	2,118,597
43,146	Essendant, Inc.^	568,233
86,121	Healthcare Services Group, Inc.^	4,647,949
71,368	Interface, Inc.	1,562,959
41,282	LSC Communications, Inc.^	681,566
37,728	Matthews International Corp., Class A^	2,348,568
51,656	Mobile Mini, Inc.^	1,779,549
16,472	Multi-Color Corp.^	1,349,880
84,652	RR Donnelley & Sons Co.^	871,916
36,458	Team, Inc.*^	486,714
67,369	Tetra Tech, Inc.^	3,136,027
17,975	UniFirst Corp.^	2,723,213
26,037	US Ecology, Inc.^	1,400,791
23,814	Viad Corp.	1,450,273

		27,902,119

Communications Equipment (1.7%):
56,607	ADTRAN, Inc.^	1,358,568
23,110	Applied Optoelectronics, Inc.*^	1,494,524
10,678	Bel Fuse, Inc., Class B^	333,154
17,745	Black Box Corp.^	57,671
41,562	CalAmp Corp.*^	966,317
28,008	Comtech Telecommunications Corp.^	575,004
29,395	Digi International, Inc.*	311,587
94,408	Harmonic, Inc.*^	287,944
72,781	Lumentum Holdings, Inc.*^	3,955,647
37,492	NETGEAR, Inc.*^	1,784,619
201,040	Oclaro, Inc.*^	1,734,975
269,176	Viavi Solutions, Inc.*^	2,546,405

		15,406,415

Construction & Engineering (0.4%):
38,691	Aegion Corp.*^	900,726
44,809	Comfort Systems USA, Inc.^	1,599,682
19,503	MYR Group, Inc.*^	568,317
31,186	Orion Marine Group, Inc.*	204,580

		3,273,305

Construction Materials (0.2%):
18,203	U.S. Concrete, Inc.*^	1,388,889

Consumer Finance (1.2%):
20,515	Encore Capital Group, Inc.*^	908,815
42,002	Enova International, Inc.*^	564,927
63,094	EZCORP, Inc., Class A*^	599,393
57,054	Firstcash, Inc.	3,602,960
54,483	Green Dot Corp., Class A*^	2,701,267
54,442	PRA Group, Inc.*^	1,559,763

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
7,472	World Acceptance Corp.*^	$619,354

		10,556,479

Containers & Packaging (0.1%):
25,571	Myers Industries, Inc.	535,712

Distributors (0.2%):
54,560	Core Markt Holdngs Co., Inc.^	1,753,558

Diversified Consumer Services (0.4%):
18,202	American Public Education, Inc.*^	383,152
13,791	Capella Education Co.	967,439
77,467	Career Education Corp.*	804,882
40,578	Regis Corp.*	579,048
12,505	Strayer Education, Inc.^	1,091,311

		3,825,832

Diversified Telecommunication Services (1.1%):
12,511	ATN International, Inc.	659,330
50,178	Cincinnati Bell, Inc.*^	996,033
48,659	Cogent Communications Group, Inc.^	2,379,424
75,785	Consolidated Communications Holdings, Inc.^	1,445,978
31,353	General Communication, Inc., Class A*	1,278,889
97,672	Iridium Communications, Inc.*^	1,006,022
26,941	Lumos Networks Corp.*^	482,783
248,644	Vonage Holdings Corp.*^	2,023,962

		10,272,421

Electric Utilities (0.8%):
60,479	ALLETE, Inc.	4,674,422
48,547	El Paso Electric Co.^	2,682,222

		7,356,644

Electrical Equipment (0.5%):
31,105	AZZ, Inc.^	1,514,813
24,921	Encore Wire Corp.^	1,115,838
59,645	General Cable Corp.^	1,124,308
9,646	Powell Industries, Inc.^	289,284
18,796	Vicor Corp.*	443,586

		4,487,829

Electronic Equipment, Instruments & Components (4.4%):
14,693	Agilysys, Inc.*	175,581
34,517	Anixter International, Inc.*^	2,933,945
34,395	Badger Meter, Inc.^	1,685,355
59,893	Benchmark Electronics, Inc.*	2,045,346
23,179	Control4 Corp.*	682,853
38,493	CTS Corp.	927,681
43,502	Daktronics, Inc.^	459,816
39,307	Electro Scientific Industries, Inc.*	547,153
16,899	ePlus, Inc.*	1,562,313
44,606	Fabrinet*	1,653,098
19,251	FARO Technologies, Inc.*^	736,351
66,315	II-VI, Inc.*^	2,728,862
42,133	Insight Enterprises, Inc.*	1,934,747
40,349	Itron, Inc.*	3,125,030
57,762	KEMET Corp.*	1,220,511
43,933	Methode Electronics, Inc., Class A^	1,860,563
20,093	MTS Systems Corp.^	1,073,971
20,813	OSI Systems, Inc.*^	1,901,684
21,273	Park Electrochemical Corp.^	393,551
39,803	Plexus Corp.*^	2,232,152
21,714	Rogers Corp.*^	2,894,042
89,521	Sanmina Corp.*	3,325,706
29,839	ScanSource, Inc.*	1,302,472
108,849	TTM Technologies, Inc.*^	1,673,009

		39,075,792

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services (2.1%):
84,265	Archrock, Inc.^	$1,057,526
96,734	Atwood Oceanics, Inc.*^	908,332
38,557	Bristow Group, Inc.^	360,508
26,077	CARBO Ceramics, Inc.*^	225,045
19,010	Era Group, Inc.*^	212,722
37,538	Exterran Corp.*^	1,186,576
14,159	Geospace Technologies Corp.*^	252,313
12,801	Gulf Island Fabrication, Inc.	162,573
165,252	Helix Energy Solutions Group, Inc.*^	1,221,212
31,129	Matrix Service Co.*	473,161
337,516	McDermott International, Inc.*^	2,453,741
100,669	Newpark Resources, Inc.*^	1,006,690
291,328	Noble Corp. plc*^	1,340,109
60,303	Oil States International, Inc.*	1,528,681
83,703	Pioneer Energy Services Corp.*	213,443
19,551	SEACOR Holdings, Inc.*^	901,497
49,486	Tesco Corp.*	269,699
134,522	TETRA Technologies, Inc.*	384,733
96,074	U.S. Silica Holdings, Inc.^	2,985,018
63,259	Unit Corp.*^	1,301,870

		18,445,449

Equity Real Estate Investment Trusts (5.6%):
100,198	Acadia Realty Trust^	2,867,667
34,644	Agree Realty Corp.	1,700,328
49,885	American Assets Trust, Inc.^	1,983,926
56,153	Armada Hoffler Properties, Inc.^	775,473
91,781	CareTrust REIT, Inc.^	1,747,510
206,831	CBL & Associates Properties, Inc.^	1,735,312
93,961	Cedar Shopping Centers, Inc.^	528,061
48,355	Chatham Lodging Trust^	1,030,929
72,448	Chesapeake Lodging Trust^	1,953,923
239,802	DiamondRock Hospitality, Co.^	2,625,832
40,965	EastGroup Properties, Inc.^	3,609,835
73,918	Four Corners Property Trust, Inc.^	1,842,037
130,255	Franklin Street Properties Corp.	1,383,308
40,118	Getty Realty Corp.^	1,147,776
61,860	Government Properties Income Trust^	1,161,112
48,740	Hersha Hospitality Trust^	909,976
95,912	Independence Realty Trust, Inc.^	975,425
100,558	Kite Realty Group Trust^	2,036,300
259,165	Lexington Realty Trust^	2,648,666
47,492	LTC Properties, Inc.	2,231,174
53,511	National Storage Affiliates^	1,297,107
52,967	Parkway, Inc.	1,219,830
85,680	Pennsylvania Real Estate Investment Trust^	898,783
23,767	PS Business Parks, Inc.	3,172,894
96,799	Ramco-Gershenson Properties Trust^	1,259,355
131,415	Retail Opportunity Investments Corp.^	2,498,199
14,696	Saul Centers, Inc.^	909,829
125,620	Summit Hotel Properties, Inc.^	2,008,664
15,282	Universal Health Realty Income Trust^	1,153,638
35,990	Urstadt Biddle Properties, Inc., Class A	780,983
20,356	Whitestone REIT^	265,646

		50,359,498

Food & Staples Retailing (0.4%):
43,585	SpartanNash Co.^	1,149,335
45,782	SUPERVALU, Inc.*	995,759

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
30,814	The Andersons, Inc.^	$1,055,380

		3,200,474

Food Products (1.3%):
79,166	B&G Foods, Inc.^	2,521,437
18,530	Calavo Growers, Inc.^	1,356,396
35,220	Cal-Maine Foods, Inc.*^	1,447,542
195,322	Darling International, Inc.*	3,422,041
17,541	J & J Snack Foods Corp.^	2,303,133
10,231	John B Sanfilippo And Son, Inc.^	688,649
7,054	Seneca Foods Corp., Class A*^	243,363

		11,982,561

Gas Utilities (1.1%):
33,767	Northwest Natural Gas Co.^	2,174,595
94,352	South Jersey Industries, Inc.	3,257,975
57,419	Spire, Inc.^	4,286,328

		9,718,898

Health Care Equipment & Supplies (4.3%):
26,583	Abaxis, Inc.^	1,186,931
14,542	Analogic Corp.^	1,217,893
42,251	AngioDynamics, Inc.*^	722,070
17,296	Anika Therapeutics, Inc.*^	1,003,168
41,994	Cantel Medical Corp.^	3,954,574
29,538	CONMED Corp.^	1,549,859
39,272	CryoLife, Inc.*	891,474
62,404	Haemonetics Corp.*^	2,800,067
17,854	ICU Medical, Inc.*^	3,318,166
20,141	Inogen, Inc.*^	1,915,409
33,712	Integer Holdings Corp.*	1,724,369
75,061	Integra LifeSciences Holdings Corp.*^	3,789,079
39,391	Invacare Corp.^	620,408
35,547	Lantheus Holdings, Inc.*^	632,737
17,781	LeMaitre Vascular, Inc.^	665,365
49,896	Meridian Bioscience, Inc.^	713,513
59,254	Merit Medical Systems, Inc.*^	2,509,407
39,465	Natus Medical, Inc.*^	1,479,938
45,150	Neogen Corp.*^	3,497,319
70,497	OraSure Technologies, Inc.*^	1,586,183
21,472	Orthofix International NV*^	1,014,552
15,065	Surmodics, Inc.*	467,015
44,541	Varex Imaging Corp.*^	1,507,267

		38,766,763

Health Care Providers & Services (3.4%):
35,638	Aceto Corp.^	400,215
14,585	Almost Family, Inc.*	783,215
33,392	Amedisys, Inc.*^	1,868,616
57,566	AMN Healthcare Services, Inc.*^	2,630,766
36,331	BioTelemetry, Inc.*^	1,198,923
19,054	Chemed Corp.^	3,849,861
138,253	Community Health Systems, Inc.*^	1,061,783
11,965	CorVel Corp.*	650,896
42,290	Cross Country Healthcare, Inc.*	601,787
56,103	Diplomat Pharmacy, Inc.*^	1,161,893
55,377	Ensign Group, Inc. (The)^	1,250,966
60,306	HealthEquity, Inc.*^	3,050,277
101,787	Kindred Healthcare, Inc.^	692,152
11,250	Landauer, Inc.^	757,125
19,113	LHC Group, Inc.*^	1,355,494
27,957	Magellan Health Services, Inc.*	2,412,689
37,171	PharMerica Corp.*	1,089,110
13,189	Providence Service Corp.*	713,261
33,350	Quorum Health Corp.*^	172,753
126,446	Select Medical Holdings Corp.*^	2,427,763
40,002	Tivity Health, Inc.*^	1,632,082

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
14,439	U.S. Physical Therapy, Inc.^	$887,277

		30,648,904

Health Care Technology (0.7%):
12,431	Computer Programs & Systems, Inc.^	367,336
30,237	HealthStream, Inc.*^	706,639
100,295	HMS Holdings Corp.*	1,991,859
44,117	Omnicell, Inc.*^	2,252,173
54,814	Quality Systems, Inc.*^	862,224

		6,180,231

Hotels, Restaurants & Leisure (2.9%):
97,752	Belmond, Ltd., Class A*^	1,334,315
1,111	Biglari Holdings, Inc.*^	370,285
21,902	BJ’s Restaurants, Inc.*	666,916
23,642	Bob Evans Farms, Inc.	1,832,491
98,358	Boyd Gaming Corp.^	2,562,226
18,581	Chuy’s Holdings, Inc.*^	391,130
49,812	Dave & Buster’s Entertainment, Inc.*^	2,614,135
22,046	DineEquity, Inc.^	947,537
24,153	El Pollo Loco Holdings, Inc.*^	293,459
31,584	Fiesta Restaurant Group, Inc.*^	600,096
21,390	Marcus Corp.	592,503
28,763	Marriott Vacations Worldwide Corp.^	3,581,857
12,810	Monarch Casino & Resort, Inc.*^	506,379
98,732	Penn National Gaming, Inc.*^	2,309,341
15,307	Red Robin Gourmet Burgers*^	1,025,569
58,407	Ruby Tuesday, Inc.*^	124,991
33,115	Ruth’s Hospitality Group, Inc.	693,759
62,825	Scientific Games Corp., Class A*^	2,880,527
21,749	Shake Shack, Inc., Class A*^	722,719
49,601	Sonic Corp.^	1,262,345
34,216	Wingstop, Inc.^	1,137,682

		26,450,262

Household Durables (2.0%):
10,115	Cavco Industries, Inc.*	1,492,468
29,977	Ethan Allen Interiors, Inc.^	971,255
25,199	Installed Building Products, Inc.*^	1,632,895
32,748	iRobot Corp.*^	2,523,561
57,284	La-Z-Boy, Inc.	1,540,940
20,579	LGI Homes, Inc.*^	999,522
49,912	M.D.C. Holdings, Inc.^	1,657,578
30,414	M/I Homes, Inc.*	812,966
45,681	Meritage Corp.*^	2,028,236
42,543	TopBuild Corp.*	2,772,527
16,949	Universal Electronics, Inc.*^	1,074,567
28,751	William Lyon Homes, Class A*	660,985

		18,167,500

Household Products (0.4%):
11,627	Central Garden & Pet Co.*^	451,593
41,685	Central Garden & Pet Co., Class A*	1,550,265
16,194	WD-40 Co.^	1,812,108

		3,813,966

Industrial Conglomerates (0.2%):
42,310	Raven Industries, Inc.^	1,370,844

Insurance (3.1%):
47,047	American Equity Investment Life Holding Co.	1,368,127
23,410	Amerisafe, Inc.^	1,362,462
19,934	eHealth, Inc.*	476,223
39,026	Employers Holdings, Inc.	1,773,732
10,685	HCI Group, Inc.^	408,701
48,962	Horace Mann Educators Corp.^	1,926,655

Shares		Fair Value
Common Stocks, continued
Insurance, continued
13,460	Infinity Property & Casualty Corp.	$1,267,932
86,854	Maiden Holdings, Ltd.^	690,489
27,136	Navigators Group, Inc.	1,583,386
63,710	ProAssurance Corp.	3,481,752
46,543	RLI Corp.^	2,669,706
17,441	Safety Insurance Group, Inc.	1,330,748
69,473	Selective Insurance Group, Inc.^	3,741,121
28,996	Stewart Information Services Corp.	1,094,889
74,332	Third Point Reinsurance, Ltd.*^	1,159,579
26,153	United Fire Group, Inc.	1,198,330
26,137	United Insurance Holdings Co.^	426,033
40,634	Universal Insurance Holdings, Inc.^	934,582

		26,894,447

Internet & Direct Marketing Retail (0.6%):
19,066	FTD Cos., Inc.*	248,621
35,353	Nutri/System, Inc.^	1,976,233
24,663	PetMed Express, Inc.^	817,578
39,857	Shutterfly, Inc.*^	1,932,267

		4,974,699

Internet Software & Services (1.2%):
53,945	Blucora, Inc.*	1,364,808
55,359	DHI Group, Inc.*	143,933
28,174	Liquidity Services, Inc.*^	166,227
64,517	LivePerson, Inc.*	874,205
77,899	NIC, Inc.^	1,335,968
40,020	QuinStreet, Inc.*	294,147
22,016	Shutterstock, Inc.*^	732,913
20,456	Sps Commerce, Inc.*^	1,160,060
18,690	Stamps.com, Inc.*^	3,787,528
28,925	XO Group, Inc.*^	568,955

		10,428,744

IT Services (1.6%):
29,143	CACI International, Inc., Class A*	4,061,076
53,749	Cardtronics plc*^	1,236,764
39,237	CSG Systems International, Inc.	1,573,404
39,483	Exlservice Holdings, Inc.*	2,302,649
10,575	Forrester Research, Inc.^	442,564
29,687	ManTech International Corp., Class A	1,310,681
39,772	Perficient, Inc.*^	782,315
46,643	Sykes Enterprises, Inc.*	1,360,110
16,560	TeleTech Holdings, Inc.^	691,380
32,024	Virtusa Corp.*^	1,209,867

		14,970,810

Leisure Products (0.5%):
111,538	Callaway Golf Co.^	1,609,494
36,698	Nautilus Group, Inc.*^	620,196
21,417	Sturm, Ruger & Co., Inc.^	1,107,259
67,777	Vista Outdoor, Inc.*^	1,554,804

		4,891,753

Life Sciences Tools & Services (0.3%):
38,847	Cambrex Corp.*^	2,136,585
47,538	Luminex Corp.^	966,448

		3,103,033

Machinery (5.5%):
70,517	Actuant Corp., Class A^	1,805,235
11,297	Alamo Group, Inc.	1,212,959
33,879	Albany International Corp., Class A	1,944,655
22,405	Astec Industries, Inc.	1,254,904
58,745	Barnes Group, Inc.^	4,137,998
50,085	Briggs & Stratton Corp.^	1,176,998
36,072	Chart Industries, Inc.*^	1,415,105
19,386	CIRCOR International, Inc.^	1,055,180
25,185	EnPro Industries, Inc.	2,028,148

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
30,359	ESCO Technologies, Inc.	$1,820,022
70,472	Federal Signal Corp.	1,499,644
46,086	Franklin Electric Co., Inc.^	2,066,957
34,438	Greenbrier Cos, Inc.^	1,658,190
94,631	Harsco Corp.*	1,977,788
74,631	Hillenbrand, Inc.	2,899,414
37,397	John Bean Technologies Corp.^	3,780,837
12,482	Lindsay Corp.^	1,147,096
19,911	Lydall, Inc.*	1,140,900
66,500	Mueller Industries, Inc.^	2,324,175
29,233	Proto Labs, Inc.*^	2,347,410
49,236	SPX Corp.*^	1,444,584
50,588	SPX FLOW, Inc.*	1,950,673
14,999	Standex International Corp.	1,592,894
20,722	Tennant Co.	1,371,796
57,876	Titan International, Inc.^	587,441
70,067	Wabash National Corp.^	1,598,929
32,772	Watts Water Technologies, Inc., Class A^	2,267,822

		49,507,754

Marine (0.2%):
51,195	Matson, Inc.^	1,442,675

Media (0.8%):
67,481	E.W. Scripps Co. (The), Class A*^	1,289,562
137,099	Gannett Co., Inc.^	1,233,891
64,134	New Media Investment Group, Inc.^	948,542
32,755	Scholastic Corp.^	1,218,486
118,623	Time, Inc.	1,601,410
47,267	World Wrestling Entertainment, Inc., Class A^	1,113,138

		7,405,029

Metals & Mining (0.9%):
372,400	AK Steel Holding Corp.*^	2,081,715
59,105	Century Aluminum Co.*^	979,961
13,386	Haynes International, Inc.^	480,691
19,536	Kaiser Aluminum Corp.^	2,014,943
22,561	Materion Corp.	973,507
9,477	Olympic Steel, Inc.	208,494
77,990	SunCoke Energy, Inc.*^	712,829
44,675	TimkenSteel Corp.*^	737,138

		8,189,278

Mortgage Real Estate Investment Trusts (0.5%):
115,615	Apollo Commercial Real Estate Finance, Inc.^	2,093,788
45,330	Armour Residential REIT, Inc.^	1,219,377
116,983	Capstead Mortgage Corp.^	1,128,886

		4,442,051

Multiline Retail (0.5%):
40,651	Fred’s, Inc.^	261,792
368,511	J.C. Penney Co., Inc.*^	1,404,027
57,854	Ollie’s Bargain Outlet Holdings, Inc.*^	2,684,426

		4,350,245

Multi-Utilities (0.4%):
76,693	Avista Corp.^	3,970,397

Oil, Gas & Consumable Fuels (1.2%):
90,315	Bill Barrett Corp.*^	387,451
92,723	Carrizo Oil & Gas, Inc.*^	1,588,345
87,671	Cloud Peak Energy, Inc.*^	320,876
23,234	Contango Oil & Gas Co.*	116,867
483,445	Denbury Resources, Inc.*^	647,816
46,676	Green Plains Renewable Energy, Inc.^	940,521
77,773	PDC Energy, Inc.*^	3,813,211

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
7,054	REX American Resources Corp.*^	$661,877
238,740	SRC Energy, Inc.*^	2,308,616

		10,785,580

Paper & Forest Products (1.1%):
45,751	Boise Cascade Co.*	1,596,710
19,315	Clearwater Paper Corp.*	951,264
12,618	Deltic Timber Corp.^	1,115,810
103,908	KapStone Paper & Packaging Corp.	2,232,982
19,739	Neenah Paper, Inc.^	1,688,671
50,950	P.H. Glatfelter Co.^	990,978
36,485	Schweitzer-Mauduit International, Inc.	1,512,668

		10,089,083

Personal Products (0.2%):
19,154	Inter Parfums, Inc.	790,102
12,540	Medifast, Inc.	744,500

		1,534,602

Pharmaceuticals (2.0%):
41,724	Amphastar Pharmaceuticals, Inc.*^	745,608
10,538	ANI Pharmaceuticals, Inc.*^	553,140
74,786	DepoMed, Inc.*^	433,011
7,747	Heska Corp.*^	682,433
87,588	Impax Laboratories, Inc.*^	1,778,036
88,530	Innoviva, Inc.*^	1,250,044
36,115	Lannett Co., Inc.*^	666,322
75,826	Medicines Co. (The)*^	2,808,595
184,190	Nektar Therapeutics*^	4,420,560
22,828	Phibro Animal Health Corp., Class A^	845,777
61,723	Sciclone Pharmaceuticals, Inc.*	691,298
29,708	Sucampo Pharmaceuticals, Inc., Class A*^	350,554
59,815	Supernus Pharmaceuticals, Inc.*^	2,392,600

		17,617,978

Professional Services (2.1%):
30,226	Exponent, Inc.^	2,233,701
46,774	FTI Consulting, Inc.*^	1,659,542
21,924	Heidrick & Struggles International, Inc.	463,693
22,212	Insperity, Inc.^	1,954,656
35,276	Kelly Services, Inc., Class A^	885,075
68,920	Korn/Ferry International	2,717,516
54,674	Navigant Consulting, Inc.*	925,084
59,026	On Assignment, Inc.*^	3,168,515
30,662	Resources Connection, Inc.^	426,202
49,951	Trueblue, Inc.*	1,121,400
47,583	Wageworks, Inc.*^	2,888,288

		18,443,672

Real Estate Management & Development (0.4%):
39,019	Forestar Group, Inc.*(a)	671,127
44,380	HFF, Inc., Class A^	1,755,672
21,534	RE/MAX Holdings, Inc., Class A^	1,368,486

		3,795,285

Road & Rail (0.6%):
30,517	ArcBest Corp.	1,020,794
59,430	Heartland Express, Inc.^	1,490,504
45,382	Marten Transport, Ltd.	932,600
34,390	Roadrunner Transportation System, Inc.*	327,737
30,336	Saia, Inc.*^	1,900,550

		5,672,185

Semiconductors & Semiconductor Equipment (3.9%):
47,439	Advanced Energy Industries, Inc.*^	3,831,174

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
82,627	Brooks Automation, Inc.	$2,508,556
30,019	Cabot Microelectronics Corp.	2,399,419
25,529	CEVA, Inc.*	1,092,641
32,611	Cohu, Inc.^	777,446
44,892	Diodes, Inc.*^	1,343,618
24,246	DSP Group, Inc.*	315,198
67,972	Kopin Corp.*^	283,443
84,199	Kulicke & Soffa Industries, Inc.*	1,816,172
71,838	MaxLinear, Inc., Class A*^	1,706,153
64,274	MKS Instruments, Inc.^	6,070,679
30,117	Nanometrics, Inc.*^	867,370
34,927	Power Integrations, Inc.^	2,556,656
128,745	Rambus, Inc.*^	1,718,746
37,614	Rudolph Technologies, Inc.*^	989,248
78,187	Semtech Corp.*	2,935,922
41,875	Solaredge Technologies, Inc.*^	1,195,531
56,972	Veeco Instruments, Inc.*^	1,219,201
58,518	Xperi Corp.^	1,480,505

		35,107,678

Software (2.0%):
107,389	8x8, Inc.*	1,449,752
48,226	Barracuda Networks, Inc.*^	1,168,516
42,245	Bottomline Technologies, Inc.*	1,344,658
25,793	Ebix, Inc.^	1,682,993
44,411	Gigamon, Inc.*^	1,871,924
11,074	MicroStrategy, Inc., Class A*	1,414,261
47,923	Monotype Imaging Holdings, Inc.^	922,518
57,003	Progress Software Corp.^	2,175,804
37,103	Qualys, Inc.*^	1,921,935
50,036	Synchronoss Technologies, Inc.*^	466,836
143,743	TiVo Corp.	2,853,298
33,720	VASCO Data Security International, Inc.*	406,326

		17,678,821

Specialty Retail (4.0%):
82,549	Abercrombie & Fitch Co., Class A^	1,192,008
22,099	Asbury Automotive Group, Inc.*	1,350,249
202,118	Ascena Retail Group, Inc.*^	495,189
41,924	Barnes & Noble Education, Inc.*^	272,925
67,586	Barnes & Noble, Inc.^	513,654
24,200	Big 5 Sporting Goods Corp.^	185,130
51,005	Caleres, Inc.	1,556,673
28,546	Cato Corp., Class A^	377,664
154,400	Chico’s FAS, Inc.^	1,381,880
21,029	Children’s Place Retail Stores, Inc. (The)^	2,484,576
87,382	DSW, Inc., Class A^	1,876,965
95,512	Express, Inc.*^	645,661
48,090	Finish Line, Inc. (The), Class A^	578,523
65,001	Five Below, Inc.*^	3,567,256
44,148	Francesca’s Holdings Corp.*^	324,929
23,273	Genesco, Inc.*^	619,062
23,300	Group 1 Automotive, Inc.^	1,688,318
72,272	Guess?, Inc.^	1,230,792
22,503	Haverty Furniture Cos., Inc.^	588,453
24,263	Hibbett Sports, Inc.*^	345,748
17,596	Kirkland’s, Inc.*^	201,122
28,559	Lithia Motors, Inc., Class A^	3,435,933
34,177	Lumber Liquidators Holdings, Inc.*^	1,332,219
28,566	MarineMax, Inc.*^	472,767
38,800	Monro Muffler Brake, Inc.^	2,174,740
63,922	Rent-A-Center, Inc.^	733,825
22,395	RH*^	1,574,816
48,729	Select Comfort Corp.*^	1,513,035
12,866	Shoe Carnival, Inc.^	287,941

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
29,703	Sonic Automotive, Inc., Class A^	$605,941
59,602	Tailored Brands, Inc.^	860,653
34,428	The Buckle, Inc.^	580,112
39,470	The Tile Shop Holdings, Inc.	501,269
29,492	Vitamin Shoppe, Inc.*^	157,782
21,125	Zumiez, Inc.*^	382,363

		36,090,173

Technology Hardware, Storage & Peripherals (0.5%):
47,567	Cray, Inc.*^	925,178
55,078	Electronics for Imaging, Inc.*^	2,350,730
45,264	Super Micro Computer, Inc.*^	1,000,334

		4,276,242

Textiles, Apparel & Luxury Goods (1.3%):
83,303	Crocs, Inc.*^	808,039
52,011	Fossil Group, Inc.*^	485,263
48,656	G-III Apparel Group, Ltd.*^	1,411,997
65,505	Iconix Brand Group, Inc.*^	372,723
18,317	Movado Group, Inc.^	512,876
19,551	Oxford Industries, Inc.^	1,242,271
13,479	Perry Ellis International, Inc.*^	318,913
62,209	Steven Madden, Ltd.*	2,693,650
19,037	Unifi, Inc.*^	678,288
21,529	Vera Bradley, Inc.*^	189,670
113,987	Wolverine World Wide, Inc.^	3,288,525

		12,002,215

Thrifts & Mortgage Finance (1.8%):
52,847	Bank Mutual Corp.	536,397
67,700	BofI Holding, Inc.*^	1,927,419
38,174	Dime Community Bancshares	820,741
33,223	HomeStreet, Inc.*^	897,021
9,107	LendingTree, Inc.*^	2,226,207
10,629	Meta Financial Group, Inc.^	833,314
55,806	Northfield Bancorp, Inc.^	968,234
122,887	Northwest Bancshares, Inc.^	2,122,258
48,284	Oritani Financial Corp.^	811,171
73,182	Provident Financial Services, Inc.	1,951,764
117,756	TrustCo Bank Corp.	1,048,028
34,457	Wawlker & Dunlop, Inc.*	1,803,135

		15,945,689

Tobacco (0.2%):
29,430	Universal Corp.^	1,686,339

Trading Companies & Distributors (0.7%):
46,218	Applied Industrial Technologies, Inc.	3,041,144
18,669	DXP Enterprises, Inc.*^	587,887
32,907	Kaman Corp., Class A^	1,835,552
13,211	Veritiv Corp.*	429,358

		5,893,941

Water Utilities (0.5%):
43,161	American States Water Co.	2,125,679
56,623	California Water Service Group^	2,160,168

		4,285,847

Wireless Telecommunication Services (0.0%):
21,952	Spok Holdings, Inc.	336,964

Total Common Stocks (Cost $696,821,980)		886,956,742

Rights (0.0%):
Biotechnology (0.0%):
25,050	Dyax Corp. CVR, Expires on 12/31/19*(a)(b)	84,419

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Rights, continued
Technology Hardware, Storage & Peripherals (0.0%):
10,537	Gerber Scientific, Inc.*(a)	$—

Total Rights (Cost $–)		84,419

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (27.0%):
$ 242,612,141	AZL Small Cap Stock Index Fund Securities Lending Collateral Account(c)	242,612,141

Total Securities Held as Collateral for Securities on Loan (Cost $242,612,141)		242,612,141

Unaffiliated Investment Company (0.8%):
6,804,656	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(d)	6,804,656

Total Unaffiliated Investment Company (Cost $6,804,656)		6,804,656

Total Investment Securities (Cost $946,238,777) - 126.7%		1,136,457,958
Net other assets (liabilities) - (26.7)%		(239,279,976)

Net Assets - 100.0%		$897,177,982

Percentages indicated are based on net assets as of September 30, 2017.

CVR - Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $237,830,320.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2017. The total of all such securities represent 0.08% of the net assets of the fund.
(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.01% of the net assets of the Fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.
(d)	The rate represents the effective yield at September 30, 2017.

Amounts shown as “—” are either $0 or round to less than $1.

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Futures Contracts

Cash of $400,600 has been segregated to cover margin requirements for the following open contracts as of September 30, 2017:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index December Futures (U.S. Dollar)	12/15/17	144	10,748,880	$417,444

				$417,444

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (62.4%):
Auto Components (1.3%):
89,877	Adient plc^	$7,548,769
133,343	Magna International, Inc., ADR^	7,117,849

		14,666,618

Banks (1.6%):
89,471	PNC Financial Services Group, Inc.^	12,058,007
103,100	Wells Fargo & Co.	5,685,965

		17,743,972

Beverages (1.8%):
176,730	Dr Pepper Snapple Group, Inc.	15,635,303
38,133	PepsiCo, Inc.	4,249,160

		19,884,463

Biotechnology (0.9%):
32,425	Biogen Idec, Inc.*	10,152,916
1,855	Bioverativ, Inc.*^	105,865

		10,258,781

Building Products (1.3%):
347,187	Johnson Controls International plc^	13,988,164

Capital Markets (3.0%):
461,234	Bank of New York Mellon Corp. (The)^	24,454,627
90,948	State Street Corp.	8,689,172

		33,143,799

Commercial Services & Supplies (0.4%):
55,782	Waste Connections, Inc.	3,902,509

Containers & Packaging (0.6%):
166,318	Ball Corp.^	6,868,933

Electric Utilities (1.8%):
294,408	PG&E Corp.^	20,046,241

Equity Real Estate Investment Trusts (1.2%):
41,801	American Tower Corp.	5,713,361
54,630	SBA Communications Corp.*	7,869,451

		13,582,812

Food & Staples Retailing (0.4%):
49,400	CVS Health Corp.^	4,017,208

Food Products (1.1%):
37,452	Kraft Heinz Co. (The)	2,904,403
170,833	Mondelez International, Inc., Class A	6,946,069
29,219	Tyson Foods, Inc., Class A	2,058,479

		11,908,951

Health Care Equipment & Supplies (6.1%):
424,614	Abbott Laboratories	22,657,403
116,041	Becton, Dickinson & Co.^	22,738,234
273,712	Danaher Corp.	23,479,016

		68,874,653

Health Care Providers & Services (4.4%):
63,505	Aetna, Inc.	10,097,930
28,254	Anthem, Inc.	5,364,870
30,686	Cigna Corp.	5,736,441
45,742	Humana, Inc.^	11,144,123
83,800	UnitedHealth Group, Inc.	16,412,230

		48,755,594

Hotels, Restaurants & Leisure (2.8%):
415,366	Aramark Holdings Corp.^	16,868,014
188,845	Yum! Brands, Inc.	13,900,880

		30,768,894

Household Products (0.6%):
226,848	Essity AB, Class B*	6,179,631

Industrial Conglomerates (1.3%):
270,600	General Electric Co.^	6,543,108

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
32,754	Roper Industries, Inc.^	$7,972,324

		14,515,432

Insurance (2.9%):
371,319	Marsh & McLennan Cos., Inc.^	31,120,245
7,601	Willis Towers Watson plc	1,172,302

		32,292,547

Internet & Direct Marketing Retail (1.6%):
18,292	Amazon.com, Inc.*	17,585,014

Internet Software & Services (2.2%):
2,500	Alphabet, Inc., Class A*	2,434,300
22,500	Alphabet, Inc., Class C*	21,579,975

		24,014,275

IT Services (7.4%):
166,591	Fidelity National Information Services, Inc.^	15,557,933
231,694	Fiserv, Inc.*^	29,879,259
66,585	MasterCard, Inc., Class A(a)	9,401,802
273,800	Visa, Inc., Class A^	28,814,713

		83,653,707

Life Sciences Tools & Services (2.8%):
301,181	PerkinElmer, Inc.^	20,772,454
53,551	Thermo Fisher Scientific, Inc.	10,131,849

		30,904,303

Machinery (1.0%):
99,673	Fortive Corp.	7,055,851
8,186	Middleby Corp. (The)*^	1,049,200
41,716	Pentair plc	2,835,019

		10,940,070

Media (1.1%):
221,376	Comcast Corp., Class A	8,518,548
129,830	Liberty Global plc, Series C*	4,245,441

		12,763,989

Multi-Utilities (0.2%):
25,000	DTE Energy Co.	2,684,000

Oil, Gas & Consumable Fuels (1.3%):
283,200	Canadian Natural Resources, Ltd.	9,484,368
97,767	Total SA^	5,257,774

		14,742,142

Pharmaceuticals (1.7%):
83,977	GlaxoSmithKline plc	1,674,976
85,402	Perrigo Co. plc^	7,229,280
149,599	Zoetis, Inc.(a)	9,538,432

		18,442,688

Professional Services (1.1%):
60,193	Equifax, Inc.^	6,379,856
236,638	Reed Elsevier plc	5,190,744

		11,570,600

Software (3.0%):
39,109	Intuit, Inc.	5,558,953
307,200	Microsoft Corp.	22,883,328
141,716	Symantec Corp.^	4,649,702

		33,091,983

Specialty Retail (2.8%):
12,451	AutoZone, Inc.*^	7,409,715
33,294	Home Depot, Inc. (The)	5,445,567
44,749	Lowe’s Cos., Inc.	3,577,235
69,938	O’Reilly Automotive, Inc.*^	15,062,546

		31,495,063

Technology Hardware, Storage & Peripherals (0.6%):
42,300	Apple, Inc.	6,519,276

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Tobacco (2.1%):
91,107	British American Tobacco plc	$5,695,232
172,043	Philip Morris International, Inc.	19,098,493

		24,793,725

Total Common Stocks (Cost $561,845,125)		694,600,037

Preferred Stocks (1.6%):
Banks (0.0%):
7,099	U.S. Bancorp, Series F, 6.50%^	206,936

Capital Markets (0.2%):
55,900	Charles Schwab Corp. (The), Series C, 6.00%	1,517,126
3,600	Charles Schwab Corp. (The), Series D, 5.95%^	97,704
8,910	State Street Corp., Series E, 6.00%	237,630

		1,852,460

Electric Utilities (0.4%):
30,000	Alabama Power Co., 5.00%	773,700
107,700	SCE Trust IV, Series J, 5.38%^	2,926,209
18,000	SCE Trust V, Series K, 5.45%^	502,200
25,000	SCE Trust VI, 5.00%^	634,500

		4,836,609

Health Care Equipment & Supplies (1.0%):
190,269	Becton Dickinson And Co., Series A, 6.13%	10,514,264

Total Preferred Stocks (Cost $16,030,626)		17,410,269

Convertible Preferred Stocks (1.6%):
Banks (0.2%):
1,765	Wells Fargo & Co., Series L, Class A, 7.50%	2,320,975

Electric Utilities (0.1%):
28,915	Nextra Energy, Inc., 6.12%	1,598,421

Equity Real Estate Investment Trusts (0.9%):
51,271	American Tower Corp., 5.50%	6,259,164
3,834	Crown Castle International Corp., Series A, 6.88%^	4,094,712

		10,353,876

Multi-Utilities (0.4%):
74,139	DTE Energy Co., 6.50%^	3,996,833

Total Convertible Preferred Stocks (Cost $16,319,378)		18,270,105

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (0.2%):
271,050	DB Master Finance LLC, Class A2I, Series 2015-1A, 3.26%, 2/20/45(b)	271,476

945,450	Taco Bell Funding LLC, Class A2I, Series 16-1A, 3.83%, 5/25/46(b)(c)	963,886

674,240	Wendys Funding LLC, Class A2I, Series 2015-1A, 3.37%, 6/15/45(b)	680,288

Total Asset Backed Securities (Cost $1,890,740)		1,915,650

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Bank Loans (1.1%):
Insurance (0.6%):
$6,382,158	Hub International, Ltd., 4.56%(US LIBOR), 10/2/20, Callable 11/4/17 @ 100	$6,421,408

IT Services (0.1%):
875,000	Global Payments, Inc., 3.06%(US LIBOR), 5/2/22(d)	876,094
740,000	Vantiv LLC, 3.56%(US LIBOR), 9/20/22	740,311

		1,616,405

Machinery (0.2%):
1,776,282	Manitowoc Foodservice, Inc., 4.23%(US LIBOR), 3/3/23, Callable 11/4/17 @ 101	1,786,638

Media (0.1%):
635,077	Charter Communications Operating LLC, 3.23%(US LIBOR), 1/3/21	636,963
300,000	Kasima LLC, 3.74%(US LIBOR), 5/17/21, Callabl e 11/4/17 @ 100	301,626

		938,589

Multiline Retail (0.0%):
100,000	Dollar Tree, Inc., 4.25%, 7/6/22	101,250

Oil, Gas & Consumable Fuels (0.1%):
1,250,000	Eagleclaw Midstream, 5.47%(US LIBOR), 6/8/24, Callable 11/4/17 @ 101	1,258,200

Pharmaceuticals (0.0%):
120,809	Prestige Brands, Inc., 3.98%(US LIBOR), 1/20/24, Callable 11/4/17 @ 100	121,284

Total Bank Loans (Cost $12,035,202)		12,243,774

Corporate Bonds (17.9%):
Aerospace & Defense (0.0%):
145,000	Moog, Inc., 5.25%, 12/1/22, Callable 12/1/17 @ 103.94(b)	151,163

Airlines (0.0%):
328,378	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	368,604

Automobiles (0.3%):
3,345,000	Tesla, Inc., 5.30%, 8/15/25, Callable 8/15/20 @ 103.97^(b)	3,261,375

Banks (0.3%):
2,145,000	PNC Financial Services, Series S, 5.00%(US0003M+330bps), 12/31/49, Callabl e 11/1/26 @ 100 ^	2,246,888
875,000	US BanCorp, 5.30%(US0003M+291bps), 12/31/49, Callabl e 4/15/27 @ 100 ^	953,750

		3,200,638

Beverages (0.3%):
720,000	Anheuser-Busch InBev NV, 1.90%, 2/1/19 ^	721,860
440,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callabl e 1/1/21 @ 100	447,146

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Beverages, continued
$930,000	Anheuser-Busch InBev NV, 2.57%(US0003M+126bps), 2/1/21	$961,209
625,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	647,984
465,000	PepsiCo, Inc., 1.25%, 4/30/18^	464,627
		3,242,826
Building Products (0.0%):
280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	280,443
Capital Markets (0.6%):
1,865,000	Bank of New York Mellon Corp. (The), Series E, 4.95%(US0003M+342bps), 12/29/49, Callable 6/20/20 @100 ^	1,936,102
1,060,000	Bank of New York Mellon Corp. (The), 4.62%(US0003M+313bps), 12/29/49, Callable 9/20/26 @ 100^	1,081,412
970,000	MSCI, Inc., 5.25%, 11/15/24, Callable 11/15/19 @ 102.63(b)	1,033,050
810,000	MSCI, Inc., 5.75%, 8/15/25, Callable 8/15/20 @ 102.88(b)	883,913
1,355,000	State Street Corp., Series F, 5.25%(US0003M+360bps), 12/31/49, Callable 9/15/20 @ 100	1,426,138
		6,360,615
Chemicals (0.2%):
1,400,000	Cytec Industries, Inc., 3.95%, 5/1/25, Callable 2/1/25 @ 100	1,437,933
570,000	Ecolab, Inc., 2.00%, 1/14/19	572,302
		2,010,235
Communications Equipment (0.0%):
260,000	Harris Corp., 2.00%, 4/27/18^	260,454
Consumer Finance (0.8%):
595,000	Caterpillar Financial Services Corp., Series G, 1.25%, 11/6/17^	594,911
695,000	Caterpillar Financial Services Corp., 2.25%, 12/1/19, MTN^	700,022
700,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17^	700,049
1,435,000	Ford Motor Credit Co. LLC, 1.89%(US0003M+57bps), 12/6/17	1,435,802
835,000	Ford Motor Credit Co. LLC, 2.15%, 1/9/18	836,044
1,165,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	1,188,170
1,420,000	Ford Motor Credit Co. LLC, 2.38%, 3/12/19	1,427,042
1,865,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19^	1,880,046
		8,762,086

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Containers & Packaging (0.6%):
$3,410,000	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 11/6/17 @ 101.44^	$3,469,845
233,329	Beverage Packaging Holdings Luxemberg, 6.88%, 2/15/21, Callable 11/6/17 @ 102.29	239,162
1,560,000	Reynolds Group Issuer, Inc., 4.80%(US0003M+350bps), 7/15/21, Callable 11/6/17 @102 ^(b)	1,591,200
800,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56(b)	834,880
		6,135,087
Diversified Consumer Services (0.1%):
1,312,000	Service Corp. International, 5.38%, 5/15/24, Callable 5/15/19 @ 102.69^	1,394,000
Diversified Telecommunication Services (0.4%):
970,000	Level 3 Communications, Inc., 5.38%, 8/15/22, Callable 11/6/17 @ 102.69	998,916
1,310,000	Level 3 Financing, Inc., 5.63%, 2/1/23, Callable 2/1/18 @102.81^	1,350,854
1,225,000	Verizon Communications, 3.13%, 3/16/22^	1,255,266
1,225,000	Verizon Communications, 2.32%(US0003M+100bps), 3/16/22	1,242,736
		4,847,772
Electric Utilities (0.6%):
1,225,000	Edison International, 2.13%, 4/15/20	1,224,999
500,000	NSTAR Electric Co., 3.20%, 5/15/27, Callable 2/15/27 @ 100	503,212
1,240,000	Pacific Gas & Electric, 3.30%, 3/15/27, Callable 12/15/26 @ 100	1,261,569
2,130	SCE Trust II, 0.81%, 12/31/49, Perpetual Bond^	53,506
23,272	SCE Trust III, Series H, 0.83%, 12/31/49, Perpetual Bond^	642,074
1,140,000	Southern Co., 1.55%, 7/1/18	1,138,972
610,000	Southern Co., 1.85%, 7/1/19^	609,689
365,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100	368,231
855,000	Virginia Electric & Power Co., Series A, 3.50%, 3/15/27, Callable 12/15/26 @ 100^	886,658
		6,688,910
Electronic Equipment, Instruments &
Components (0.1%):
750,000	Amphenol Corp., 2.20%, 4/1/20	751,044
375,000	Amphenol Corp., 3.20%, 4/1/24, Callable 2/1/24 @ 100	380,220
		1,131,264

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts (1.7%):
$1,420,000	American Tower Corp., 3.30%, 2/15/21, Callabl e 1/15/21 @ 100	$1,455,036
2,530,000	Crown Castle International Corp., 4.88%, 4/15/22	2,747,725
3,895,000	Crown Castle International Corp., 5.25%, 1/15/23	4,311,780
815,000	Iron Mountain, Inc., 4.38%, 6/1/21, Callable 6/1/18 @ 102.19(b)	842,946
325,000	Iron Mountain, Inc., 6.00%, 8/15/23, Callable 8/15/18 @ 103	344,094
1,773,000	Iron Mountain, Inc., 5.75%, 8/15/24, Callable 11/6/17 @ 102.88	1,828,406
3,770,000	SBA Communications Corp., 4.88%, 7/15/22, Callabl e 11/6/17 @ 103.66	3,892,525
4,425,000	SBA Communications Corp., 4.88%, 9/1/24, Callabl e 9/1/19 @ 103.66	4,552,218
		19,974,730
Food & Staples Retailing (0.0%):
340,000	Kroger Co. (The), 2.00%, 1/15/19^	340,592
Food Products (0.1%):
645,000	B&G Foods, Inc., 4.63%, 6/1/21, Callable 11/6/17 @ 102.31	657,094
145,000	TreeHouse Foods, Inc., 6.00%, 2/15/24, Callabl e 2/15/19 @ 104.5 (b)	154,969
		812,063
Gas Utilities (0.1%):
825,000	Southern Calif Gas Co., 3.20%, 6/15/25, Callabl e 3/15/25 @ 100	837,086
Health Care Equipment & Supplies (0.7%):
1,080,000	Becton Dickinson & Co., 2.35%(US0003M+103bps), 6/6/22	1,085,861
1,105,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callabl e 4/6/24 @ 100	1,115,309
706,000	Becton, Dickinson & Co., 2.68%, 12/15/19 ^	714,477
3,170,000	Hologic, Inc., 5.25%, 7/15/22, Callable 7/15/18 @ 102.63	3,328,501
1,185,000	Medtronic plc, 1.50%, 3/15/18	1,185,024
570,000	Medtronic plc, 2.50%, 3/15/20^	578,381
270,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	280,125
		8,287,678
Health Care Providers & Services (1.6%):
3,695,000	Centene Corp., 5.63%, 2/15/21, Callable 2/15/18 @ 102.81	3,843,538
1,285,000	Centene Corp., 4.75%, 5/15/22, Callable 5/15/19 @ 102.38	1,341,219
2,102,000	Centene Corp., 6.13%, 2/15/24, Callable 2/15/19 @ 104.59	2,272,788
1,350,000	Centene Corp., 4.75%, 1/15/25, Callable 1/15/20 @ 103.56	1,400,625
305,000	Fresenius Medical Care AG & Co. KGaA, 5.75%, 2/15/21(b)	335,043
900,000	HCA, Inc., 3.75%, 3/15/19^	919,125

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$1,185,000	HCA, Inc., 4.25%, 10/15/19^	$1,226,475
5,655,000	HCA, Inc., 6.50%, 2/15/20^	6,156,880
340,000	UnitedHealth Group, Inc., 1.40%, 12/15/17	339,952
150,000	Universal Health Services, 3.75%, 8/1/19 (b)	153,375
		17,989,020
Health Care Technology (0.2%):
2,624,811	Change Healthcare Holdings LLC, 3.98%(US LIBOR), 2/3/24, Callable 11/4/17 @ 100	2,630,717
Hotels, Restaurants & Leisure (1.6%):
3,085,000	Aramark Services, Inc., 5.00%, 4/1/25, Callabl e 4/1/20 @ 103.75 ^(b)	3,281,668
385,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp / Millennium Op, 5.38%, 4/15/27, Callable 4/15/22 @ 102.69^(b)	404,250
751,000	Cedar Fair, LP / Canada’s Wonderland Co., 5.38%, 6/1/24, Callabl e 6/1/19 @ 102.69	789,489
360,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24, Callable 9/1/19 @ 102.13 ^	367,200
615,000	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/1/24, Callable 6/1/19 @ 103.75 ^(b)	648,056
880,000	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/1/26, Callable 6/1/21 @ 102.63 ^(b)	931,700
3,425,000	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27, Callable 6/1/22 @ 102.38 ^(b)	3,527,749
135,000	McDonald’s Corp., 2.10%, 12/7/18	135,636
900,000	Yum! Brands, Inc., 6.25%, 3/15/18	915,750
535,000	Yum! Brands, Inc., 5.30%, 9/15/19	563,088
1,545,000	Yum! Brands, Inc., 3.88%, 11/1/20, Callable 8/1/20 @ 100^	1,594,440
2,709,000	Yum! Brands, Inc., 3.75%, 11/1/21, Callable 8/1/21 @ 100^	2,790,270
1,065,000	Yum! Brands, Inc., 3.88%, 11/1/23, Callable 8/1/23 @ 100^	1,064,617
657,000	Yum! Brands, Inc., 6.88%, 11/15/37	721,879
455,000	Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	427,700
		18,163,492
Household Products (0.1%):
750,000	Spectrum Brand, Inc., 6.63%, 11/15/22, Callabl e 11/15/17 @ 103.31	781,875
350,000	Spectrum Brands, Inc., 6.13%, 12/15/24, Callabl e 12/15/19 @ 103.06	374,938
		1,156,813

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Industrial Conglomerates (0.2%):
$ 980,000	3M Co., 2.25%, 3/15/23, Callable 2/15/23@ 100, MTN	$980,202
1,225,000	3M Co., 2.88%, 10/15/27, Callable 7/15/27@ 100, MTN	1,218,655

		2,198,857

Insurance (0.4%):
2,835,000	Hub International, Ltd., 7.88%, 10/1/21, Callable 11/6/17 @ 103.94(b)	2,951,944
530,000	Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @100	533,390
530,000	Marsh & McLennan Cos., Inc., 2.75%, 1/30/22, Callable 12/30/21@ 100	535,146
200,000	Marsh & McLennan Cos., Inc., 3.30%, 3/14/23, Callable 1/14/23@ 100	206,863

		4,227,343

Internet & Direct Marketing Retail (0.4%):
1,800,000	Amazon.com, Inc., 2.60%, 12/5/19, Callable 11/5/19 @ 100^	1,833,686
255,000	Netflix, Inc., 5.88%, 2/15/25^	278,906
2,715,000	Netflix, Inc., 4.38%, 11/15/26^(b)	2,724,340

		4,836,932

IT Services (0.4%):
1,190,000	Fiserv, Inc., 2.70%, 6/1/20, Callable 5/1/20@ 100	1,203,760
200,000	Fiserv, Inc. TL Unsec, 2.48%, 10/25/18(d)	199,000
3,125,000	Visa, Inc., 1.20%, 12/14/17	3,126,077

		4,528,837

Life Sciences Tools & Services (0.1%):
960,000	Thermo Fisher Scientific, Inc., 3.20%, 8/15/27, Callable 5/15/27@ 100^	949,649

Machinery (0.2%):
1,060,000	CNH Industrial Capital LLC, 3.63%, 4/15/18^	1,066,943
465,000	CNH Industrial Capital LLC, 3.88%, 7/16/18^	470,231
105,000	Fortive Corp., 1.80%, 6/15/19	104,903
125,000	Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/15/19@ 107.13^	143,594
200,000	Xylem, Inc., 3.25%, 11/1/26, Callable 8/1/26 @ 100	199,722

		1,985,393

Media (1.4%):
450,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03(b)	475,875
275,000	CCO Holdings LLC, 5.25%, 3/15/21, Callable 11/6/17 @ 102.63	283,250
2,035,000	CCO Holdings LLC, 5.25%, 9/30/22, Callable 11/6/17 @ 102.63^	2,096,049
1,525,000	CCO Holdings LLC, 5.13%, 2/15/23, Callable 2/15/18 @ 102.56	1,574,563

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 350,000	CCO Holdings LLC, 5.13%, 5/1/23, Callable 5/1/18 @ 103.84(b)	$364,438
970,000	CCO Holdings LLC, 5.75%, 9/1/23, Callable 3/1/18 @ 102.88	1,006,375
875,000	CCO Holdings LLC, 5.75%, 1/15/24, Callable 7/15/18 @ 102.88	908,906
810,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 4/1/19 @ 104.41^(b)	859,613
1,230,000	CCO Holdings LLC/Capital Corp., 5.00%, 2/1/28, Callable 8/1/22 @ 102.5 ^(b)	1,225,757
1,584,000	Cequel Communications Holdings I LLC, 6.38%, 9/15/20, Callable 11/6/17 @ 101.59^(b)	1,617,660
487,277	Charter Communications Operating LLC, 3.23%(US LIBOR), 7/1/20	488,427
720,000	Charter Communications Operating LLC, 3.58%, 7/23/20, Callable 6/23/20 @ 100^	739,136
360,000	Dish DBS Corp., 4.25%, 4/1/18^	362,700
395,000	Lamar Media Corp., 5.88%, 2/1/22, Callable 11/6/17 @ 102.94	406,850
1,850,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callabl e 7/15/19 @ 103 (b)	1,991,062
1,385,000	Time Warner Cable LLC, 6.75%, 7/1/18	1,435,135

		15,835,796

Multiline Retail (0.2%):
1,800,000	Dollar Tree, Inc., 5.75%, 3/1/23, Callable 3/1/18 @ 104.31	1,899,000

Multi-Utilities (0.7%):
1,020,000	Berkshire Hathaway Energy Co., 2.40%, 2/1/20, Callable 1/1/20 @ 100	1,029,441
325,000	CMS Energy Corp., 8.75%, 6/15/19	360,595
150,000	Dominion Resources, Inc., 2.96%, 7/1/19	152,156
2,625,000	DTE Energy Co., 3.80%, 3/15/27, Callable 12/15/26 @ 100	2,701,672
1,895,000	NiSource Finance Corp., 3.49%, 5/15/27, Callabl e 2/15/27 @ 100	1,918,114
1,305,000	NiSource Finance Corp., 4.38%, 5/15/47, Callabl e 11/15/46 @ 100 ^	1,369,225

		7,531,203

Oil, Gas & Consumable Fuels (1.1%):
1,390,000	Chevron Corp., 1.37%, 3/2/18	1,389,847
1,005,000	Concho Resources, Inc., 5.50%, 10/1/22, Callabl e 10/13/17 @ 102.75	1,033,743
2,965,000	Concho Resources, Inc., 5.50%, 4/1/23, Callabl e 10/13/17 @ 102.75	3,050,836
350,000	Diamondback Energy, Inc., 4.75%, 11/1/24, Callabl e 11/1/19 @ 103.56	357,000

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$100,000	Enbridge Energy Partners LP, Series B, 6.50%, 4/15/18	$102,482
150,000	EQT Corp., 6.50%, 4/1/18	153,174
305,000	EQT Corp., 8.13%, 6/1/19^	334,681
860,000	Matador Resources Co., 6.88%, 4/15/23, Callabl e 4/15/18 @ 105.16	910,525
370,000	Range Resources Corp., 5.00%, 8/15/22, Callabl e 5/15/22 @ 100 (b)	369,538
1,855,000	Range Resources Corp., 5.00%, 3/15/23, Callabl e 12/15/22 @ 100 ^(b)	1,841,088
930,000	Range Resources Corp., 4.88%, 5/15/25, Callabl e 2/15/25 @ 100 ^	916,050
84,000	Targa Resources Partners LP, 4.13%, 11/15/19, Callable 11/6/17 @ 102.06^	84,840
725,000	Targa Resources Partners LP, 5.25%, 5/1/23, Callable 11/6/17 @ 102.63	739,500
1,335,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 5/15/18 @ 102.13	1,323,319

		12,606,623

Pharmaceuticals (0.3%):
705,000	Eli Lilly & Co., 1.25%, 3/1/18^	704,544
505,000	Johnson & Johnson, 1.13%, 11/21/17	504,882
2,672,000	Pfizer, Inc., 1.20%, 6/1/18^	2,668,772

		3,878,198

Real Estate Management & Development (0.1%):
790,000	CBRE Services, Inc., 5.00%, 3/15/23, Callabl e 3/15/18 @ 102.5	818,557

Road & Rail (0.1%):
860,000	Burlington North Santa Fe, 3.25%, 6/15/27, Callabl e 3/15/27 @ 100 ^	881,963

Software (0.9%):
9,250,000	Microsoft Corp., 3.30%, 2/6/27,
	Callable 11/6/26 @ 100^	9,577,478

Specialty Retail (0.3%):
130,000	AutoZone, Inc., 1.63%, 4/21/19^	129,289
540,000	AutoZone, Inc., 2.50%, 4/15/21, Callable 3/15/21 @ 100	539,733
2,055,000	L Brands, Inc., 8.50%, 6/15/19^	2,257,930

		2,926,952

Technology Hardware, Storage & Peripherals (0.3%):
3,180,000	Apple, Inc., 1.50%, 9/12/19	3,174,027

Tobacco (0.3%):
1,000,000	Philip Morris International, Inc., 2.00%, 2/21/20^	1,001,198
660,000	Philip Morris International, Inc., 1.74%(US0003M+42bps), 2/21/20	662,707

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Tobacco, continued
$1,230,000	Philip Morris International, Inc., 2.63%, 2/18/22, Callable 1/18/22 @ 100^	$1,240,397

		2,904,302

Wireless Telecommunication Services (0.1%):
625,000	T-Mobile US, Inc., 6.84%, 4/28/23, Callable 4/28/18 @ 103.42^	660,156

Total Corporate Bonds (Cost $195,839,106)		199,708,929

Yankee Dollars (2.3%):
Diversified Telecommunication Services (0.4%):
1,255,000	Virgin Media Communications, Ltd., 6.00%, 10/15/24, Callable 10/15/19 @ 103(b)	1,319,318
810,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/20 @ 102.63(b)	843,413
2,190,000	Ziggo Secured Finance BV, 5.50%, 1/15/27, Callabl e 1/15/22 @ 102.75 (b)	2,244,071

		4,406,802

Health Care Equipment & Supplies (0.2%):
1,225,000	Medtronic Global Holdings, 1.70%, 3/28/19	1,224,349
715,000	Medtronic Global Holdings, 3.35%, 4/1/27, Callabl e 1/1/27 @ 100^	734,935

		1,959,284

Household Products (0.1%):
1,200,000	Reckitt Benckiser Treasury Services plc, 1.89%(US0003M+56bps), 6/24/22 (b)	1,203,701

Insurance (0.1%):
735,000	Trinity Acquistion plc, 4.40%, 3/15/26, Callabl e 12/15/25 @ 100	779,268

Media (0.6%):
4,293,000	Unitymedia Hessen, 5.50%, 1/15/23, Callabl e 1/15/18 @ 102.75 (b)	4,432,522
1,690,000	Unitymedia Kabelbw GMBH, 6.13%, 1/15/25, Callabl e 1/15/20 @ 103.06 (b)	1,801,963

		6,234,485

Oil, Gas & Consumable Fuels (0.1%):
260,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	260,184
1,650,000	Shell International Finance BV, 1.76%(US0003M+45bps), 5/11/20	1,664,116

		1,924,300

Professional Services (0.2%):
1,580,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100(b)	1,702,450

Semiconductors & Semiconductor Equipment (0.6%):
6,555,000	NXP Funding BV/NXP Funding LLC, 3.75%, 6/1/18^(b)	6,620,550

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts,
Shares,
Notional
Amount or
Principal
Amount		Fair Value
Yankee Dollars, continued
Semiconductors & Semiconductor Equipment, continued
$ 200,000	NXP Funding BV/NXP Funding LLC, 4.13%, 6/15/20(b)	$208,750

		6,829,300

Total Yankee Dollars (Cost $24,555,784)		25,039,590

Purchased Options (0.1%):
Total Purchased Options (Cost $610,077)		717,120

Securities Held as Collateral for Securities on Loan (16.5%):
$ 183,692,912	AZL T. Rowe Price Capital Appreciation Fund Securities Lending Collateral Account(e)	183,692,912

Total Securities Held as Collateral for Securities on Loan (Cost $183,692,912)		183,692,912

Unaffiliated Investment Company (13.7%):
151,837,820	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(f)	151,837,820

Total Unaffiliated Investment Company (Cost $151,837,820)		151,837,820

Total Investment Securities (Cost $1,164,656,770)—117.4%		1,305,436,206
Net other assets (liabilities)—(17.4)%		(193,716,443)

Net Assets—100.0%		$1,111,719,763

Percentages indicated are based on net assets as of September 30, 2017.

ADR	-	American Depositary Receipt
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SPDR	-	Standard & Poor’s Depository Receipts
US0003M	-	3 Month US Dollar LIBOR

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $179,849,972.
(a)	All or a portion of this security has been pledged as collateral for open derivative positions (b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2017.
(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.10% of the net assets of the fund.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.
(f)	The rate represents the effective yield at September 30, 2017.

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Option Contracts

Over-the-counter options purchased as of September 30, 2017 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount	Fair Value
Altria Group, Inc.	Citibank	Call	65.00USD	3/16/18	48	$11,906	$11,906
Altria Group, Inc.	Citibank	Call	67.50USD	6/15/18	48	10,998	10,999
AT&T, Inc.	Goldman Sachs	Call	39.00USD	4/20/18	490	80,157	80,157
AT&T, Inc.	Goldman Sachs	Call	40.00USD	6/15/18	490	68,260	68,260
Comcast Corp.	Credit Suisse First Boston	Call	40.00USD	6/15/18	246	49,176	49,176
Consumer Discretionary Select Sector SPDR	Bear Stearns	Call	95.00USD	3/16/18	393	40,615	40,615
Consumer Discretionary Select Sector SPDR	Bear Stearns	Call	95.00USD	6/15/18	393	77,740	77,740
CVS Health Corp.	Citibank	Call	85.00USD	5/18/18	48	15,265	15,265
Dr. Pepper Snapple Group	Citibank	Call	92.50USD	5/18/18	24	6,659	6,659
Dr. Pepper Snapple Group	Citibank	Call	95.00USD	5/18/18	24	4,809	4,809
Financial Select SEC	Goldman Sachs	Call	26.00USD	3/16/18	735	75,471	75,471
Financial Select SEC	Goldman Sachs	Call	26.00USD	6/15/18	734	99,989	99,989
Genuine Parts Co.	Citibank	Call	90.00USD	5/18/18	24	21,634	21,634
Jm Smucker Co.	Credit Suisse First Boston	Call	115.00USD	4/20/18	49	9,369	9,369
Kraft Heinz Co.	Credit Suisse First Boston	Call	85.00USD	4/20/18	98	12,713	12,713
O’Reilly Automotive, Inc.	Credit Suisse First Boston	Call	220.00USD	5/18/18	18	33,822	33,822
Synchrony Financial	Citibank	Call	31.00USD	3/16/18	49	11,191	11,191
Sysco Corp.	Citibank	Call	55.00USD	5/18/18	24	5,267	5,268
Verizon Communication	Citibank	Call	50.00USD	4/20/18	141	23,851	23,851
Verizon Communication	Citibank	Call	50.00USD	6/15/18	141	27,557	27,557
Wells Fargo & Co.	Credit Suisse First Boston	Call	55.00USD	5/18/18	46	15,248	15,248
Wells Fargo & Co.	Credit Suisse First Boston	Call	55.00USD	6/15/18	45	15,421	15,421

Total (Cost $610,077)							$717,120

Over-the-counter options written as of September 30, 2017 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount	Fair Value
Alphabet, Inc.	Citibank	Call	840.00USD	1/19/18	5	$(65,702)	$(65,702)
Alphabet, Inc.	Citibank	Call	860.00USD	1/19/18	5	(56,996)	(56,996)
Alphabet, Inc.	Citibank	Call	880.00USD	1/19/18	28	(272,601)	(272,601)
Alphabet, Inc.	Deutsche Bank	Call	900.00USD	1/19/18	47	(383,912)	(383,912)
Alphabet, Inc.	Deutsche Bank	Call	920.00USD	1/19/18	52	(349,295)	(349,295)
Alphabet, Inc.	Citibank	Call	940.00USD	1/19/18	40	(216,165)	(216,165)
Alphabet, Inc.	Deutsche Bank	Call	940.00USD	1/19/18	12	(64,850)	(64,850)
Amazon.com, Inc.	Deutsche Bank	Call	950.00USD	1/19/18	50	(295,509)	(295,509)
Amazon.com, Inc.	Citibank	Call	1000.00USD	1/19/18	29	(103,138)	(103,138)
Amazon.com, Inc.	Deutsche Bank	Call	1080.00USD	1/19/18	22	(30,689)	(30,689)
Amazon.com, Inc.	Deutsche Bank	Call	1100.00USD	1/19/18	22	(23,981)	(23,981)
American Tower Corp.	Citibank	Call	115.00USD	1/19/18	97	(221,368)	(221,368)
American Tower Corp.	Citibank	Call	120.00USD	1/19/18	97	(177,048)	(177,048)
Apple, Inc.	Citibank	Call	175.00USD	1/19/18	158	(27,935)	(27,935)
Apple, Inc.	Citibank	Call	180.00USD	1/19/18	158	(18,868)	(18,868)
Bank of New York Mellon	Citibank	Call	55.00USD	1/18/19	259	(98,992)	(98,992)
Bank of New York Mellon	Citibank	Call	60.00USD	1/18/19	259	(54,680)	(54,680)
Biogen Idec, Inc.	Citibank	Call	350.00USD	1/19/18	37	(22,241)	(22,241)
Danaher Corp.	Deutsche Bank	Call	90.00USD	1/19/18	631	(70,080)	(70,080)
MasterCard, Inc.	Goldman Sachs	Call	140.00USD	1/19/18	244	(149,843)	(149,843)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	135.00USD	1/19/18	296	(149,707)	(149,707)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	140.00USD	1/18/19	30	(27,891)	(27,891)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	145.00USD	1/18/19	29	(21,320)	(21,320)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	150.00USD	1/18/19	29	(16,757)	(16,757)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	155.00USD	1/18/19	29	(13,144)	(13,144)
UnitedHealth Group, Inc.	Royal Bank of Canada	Call	180.00USD	1/19/18	255	(489,114)	(489,114)
Visa, Inc.	Citibank	Call	90.00USD	1/19/18	453	(730,924)	(730,924)
Visa, Inc.	Citibank	Call	95.00USD	1/19/18	917	(1,066,531)	(1,066,531)

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Visa, Inc.	Citibank	Call	105.00USD	1/19/18	272	$(115,077)	$(115,077)
Visa, Inc.	Citibank	Call	105.00USD	1/18/19	57	(59,193)	(59,193)
Visa, Inc.	Citibank	Call	110.00USD	1/18/19	57	(44,712)	(44,712)
Visa, Inc.	Citibank	Call	115.00USD	1/18/19	57	(33,067)	(33,067)
Visa, Inc.	Citibank	Call	120.00USD	1/18/19	158	(67,039)	(67,039)
Wells Fargo & Co.	Bear Stearns	Call	65.00USD	1/19/18	459	(6,774)	(6,774)
Zoetis, Inc.	Deutsche Bank	Call	60.00USD	1/19/18	696	(338,631)	(338,631)
Zoetis, Inc.	Goldman Sachs	Call	62.50USD	1/19/18	452	(139,711)	(139,711)
Zoetis, Inc.	Deutsche Bank	Call	65.00USD	1/19/18	225	(38,759)	(38,759)

Total (Premiums $2,974,286)							$(6,062,244)

Exchange-traded options written as of September 30, 2017 were as follows:

Description		Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount	Fair Value
MasterCard, Inc.		Call	120.00USD	1/19/18	16	$(35,320)	$(35,320)
MasterCard, Inc.		Call	125.00USD	1/19/18	7	(12,373)	(12,373)

Total (Premiums $10,174)							$(47,693)

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies”. The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

• AZL BlackRock Global Allocation Fund

• AZL DFA Emerging Markets Core Equity Fund

• AZL DFA Five-Year Global Fixed Income Fund

• AZL DFA International Core Equity Fund

• AZL DFA U.S. Core Equity Fund

• AZL DFA U.S. Small Cap Fund

• AZL Enhanced Bond Index Fund

• AZL Gateway Fund

• AZL Government Money Market Fund

• AZL International Index Fund

• AZL MetWest Total Return Bond Fund

• AZL Mid Cap Index Fund

• AZL Moderate Index Strategy Fund

• AZL Morgan Stanley Global Real Estate Fund

• AZL MSCI Emerging Markets Equity Index Fund

• AZL MSCI Global Equity Index Fund

• AZL Pyramis® Multi-Strategy Fund

• AZL Pyramis® Total Bond Fund

• AZL Russell 1000 Growth Index Fund

• AZL Russell 1000 Value Index Fund

• AZL S&P 500 Index Fund

• AZL Small Cap Stock Index Fund

• AZL T. Rowe Price Capital Appreciation Fund

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Funds only offer their shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

The AZL Moderate Index Strategy Fund is a “fund of funds,” which means that the Fund invest primarily in other mutual funds. Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The underlying Funds records their investments at fair value. Periodically, the Funds will adjust their asset allocations as they seek to achieve their investment objectives.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

The AZL BlackRock Global Allocation Fund’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the AZL BlackRock Global Allocation Fund formed in the Cayman Islands, which invests primarily in the commodity-related instruments.

As of September 30, 2017, the AZL BlackRock Global Allocation Fund’s aggregate investment in the Subsidiary was $17,408,203 representing 2.08% of the AZL BlackRock Global Allocation Fund’s net assets. The AZL BlackRock Global Allocation Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The Funds may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The Funds record an investment when the borrower withdraws money and records the interest as earned.

Short Sales

Certain Funds may engage in short sales against the box (i.e., where the Funds own or have an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Funds sell a borrowed security and have a corresponding obligation to the lender to return the identical security. The Funds may also incur an interest expense if a security that has been sold short has an interest payment. When the Funds engage in a short sale, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold.

Bank Loans

Certain Funds may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments. All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation.

Repurchase Agreements

The AZL Government Money Market Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board of Trustees (“Trustees”), subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Structured Notes

The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity which may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Securities Purchased on a When-Issued Basis

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Funds will not pay for such securities or start earning interest on them until they are received. When the Funds agree to purchase securities on a when-issued basis, the Funds will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Funds may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Securities Lending

To generate additional income, the Funds (except AZL Gateway Fund, AZL Moderate Index Strategy Fund and AZL Government Money Market Fund) may lend up to 33 1/3% of their assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of the securities is at all times required to post collateral to the Funds in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Funds bear all of the gains and losses on such investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Funds. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at September 30, 2017, are presented on the Funds’ Schedules.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Funds managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Funds pay the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%.

TBA Purchase and Sale Commitments

Certain Funds may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Funds maintain liquid assets sufficient to settle their TBA commitments.

To mitigate counterparty risk, the Fund enters into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Funds’ risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of September 30, 2017, no collateral had been posted by the Funds to counterparties for TBAs.

Derivative Instruments

All open derivative positions at period end are reflected on the Funds’ Schedules, as applicable. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended September 30, 2017, certain Funds entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency or as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended September 30, 2017, the Funds (except for AZL Moderate Index Strategy Fund and AZL Government Money Market Fund) invested into futures contracts, and do so to provide equity or market exposure on the Funds’ cash balances. The AZL BlackRock Global Allocation Fund may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL BlackRock Global Allocation Fund, the AZL Gateway Fund and the AZL T. Rowe Price Capital Appreciation Fund may purchase or write put and call options on a security or an index of securities. During the period ended September 30, 2017, the AZL BlackRock Global Allocation Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of option written, to generate gains from options premiums. During the period ended September 30, 2017, the AZL Gateway Fund purchased and wrote put and call options to hedge against security prices (equity risk). During the period ended September 30, 2017, the AZL T. Rowe Price Capital Appreciation Fund wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and to generate gains from option premiums.

Purchased Options Contracts—The Funds pay a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of the underlying assets and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Swap Agreements

The AZL BlackRock Global Allocation Fund and the AZL Pyramis® Multi-Strategy Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Funds may enter into swap agreements to manage their exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Funds’ obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Funds are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house or its members will satisfy its obligations to the Funds.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Funds bear the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the Schedules. The Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Funds, through the Subsidiary in the case of AZL BlackRock Global Allocation Fund, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of September 30, 2017, the AZL BlackRock Global Allocation Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional amount) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

As of September 30, 2017 the AZL BlackRock Global Allocation Fund entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

3. Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At September 30, 2017, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule. A summary of each Fund’s investments in affiliated investment companies as of September 30, 2017 is as follows:

				Net
	Fair Value	Purchases	Proceeds from	Realized	Fair Value	Dividend
	12/31/16	at Cost	Sales	Gain(Loss)	9/30/17	Income
AZL International Index Fund
Allianz SE, Registered Shares	$10,663,491	$644,624	$(1,219,518)	$254,919	$13,783,129	$532,322

	$10,663,491	$644,624	$(1,219,518)	$254,919	$13,783,129	$532,322

AZL Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$277,668,274	$15,502,158	$(4,003,716)	$21,378	$294,072,159	$2,676,539
AZL International Index Fund, Class 2	107,138,700	4,059,517	(18,348,722)	2,066,900	111,496,682	961,497
AZL Mid Cap Index Fund, Class 2	69,479,826	4,563,877	(9,112,320)	1,107,914	67,181,211	308,232
AZL Small Cap Stock Index Fund, Class 2	37,055,527	2,487,997	(5,953,064)	862,897	33,931,111	162,012
AZL S&P 500 Index Fund, Class 2	230,145,977	17,075,571	(30,681,140)	3,425,171	234,161,055	2,121,502

	$721,488,304	$43,689,120	$68,098,962	$7,484,260	$740,842,218	$6,229,782

AZL MSCI Global Equity Index Fund
Allianz SE, Registered Shares	$331,550	$—	$(33,166)	$5,625	$409,928	$15,669
BlackRock Inc., Class A	208,536	$—	(33,669)	4,094	208,343	3,808

	$540,086	$—	$(66,835)	$9,719	$618,271	$19,477

AZL Russell 1000 Value Index Fund
BlackRock Inc., Class A	$4,999,535	$—	$(660,706)	$318,002	$5,168,360	$93,265

	$4,999,535	$—	$(660,706)	$318,002	$5,168,360	$93,265

AZL S&P 500 Index Fund
BlackRock Inc., Class A	$6,185,678	$—	$(426,548)	$253,587	$6,802,474	$118,325

	$6,185,678	$—	$(426,548)	$253,587	$6,802,474	$118,325

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—	quoted prices in active markets for identical assets

•	Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments of the AZL Government Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security and are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the far value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset values are calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of September 30, 2017 in valuing the Funds’ investments based upon three levels defined above:

AZL BlackRock Global Allocation Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$312,482	$3,337,952	$—	$3,650,434
Air Freight & Logistics	—	8,457	—	8,457
Airlines	2,512,688	1,442,183	—	3,954,871
Auto Components	90,780	6,738,627	—	6,829,407
Automobiles	2,633	3,845,643	—	3,848,276
Banks	7,919,875	7,934,067	—	15,853,942
Beverages	256,072	1,845,229	—	2,101,301
Biotechnology	2,754,857	1,471	—	2,756,328
Building Products	1,798,948	1,167,499	—	2,966,447
Capital Markets	4,412,023	2,022,657	—	6,434,680
Chemicals	6,932,308	5,993,140	—	12,925,448
Communications Equipment	1,191,122	1,339,424	—	2,530,546
Construction & Engineering	—	1,758,155	—	1,758,155
Construction Materials	6,054	168,901	—	174,955
Distributors	—	88,504	—	88,504
Diversified Financial Services	1,679,395	133,363	—	1,812,758
Diversified Telecommunication Services	3,005,871	4,875,919	—	7,881,790
Electric Utilities	1,973,964	1,652,338	—	3,626,302
Electrical Equipment	60,723	1,688,053	—	1,748,776
Electronic Equipment, Instruments & Components	395,838	1,401,276	—	1,797,114
Equity Real Estate Investment Trusts	112,723	813,371	—	926,094
Food & Staples Retailing	1,139,225	121,011	—	1,260,236
Food Products	220,578	6,796,076	—	7,016,654
Gas Utilities	—	1,576,146	—	1,576,146
Health Care Equipment & Supplies	1,901,103	719,433	—	2,620,536
Health Care Providers & Services	6,961,172	2,276,691	—	9,237,863
Hotels, Restaurants & Leisure	791,856	672,296	—	1,464,152
Household Durables	771,984	768,703	—	1,540,687
Household Products	164,670	12,703	—	177,373
Independent Power & Renewable Electricity Producers	777,624	7,223	—	784,847
Industrial Conglomerates	2,369,771	4,017,193	—	6,386,964
Insurance	4,898,448	1,979,607	—	6,878,055
Internet & Direct Marketing Retail	4,795,181	1,091	—	4,796,272
Internet Software & Services	8,213,629	—	1,238,732	9,452,361
IT Services	2,489,479	1,373,064	—	3,862,543
Machinery	158,478	4,535,210	—	4,693,688
Marine	—	14,952	—	14,952
Media	6,908,288	1,291,332	—	8,199,620
Metals & Mining	50,147	354,798	—	404,945
Multi-Utilities	998,443	2,538,273	—	3,536,716
Oil, Gas & Consumable Fuels	12,504,634	4,612,028	—	17,116,662
Personal Products	1,432,987	107,832	—	1,540,819
Pharmaceuticals	4,186,265	7,079,106	—	11,265,371
Professional Services	35,699	544,337	—	580,036
Real Estate Management & Development	897,957	3,827,882	—	4,725,839
Road & Rail	1,565,787	3,028,412	—	4,594,199
Semiconductors & Semiconductor Equipment	3,045,031	1,517,720	—	4,562,751
Software	8,638,778	889,412	3,385,481	12,913,671
Specialty Retail	5,013,700	84,129	—	5,097,829
Technology Hardware, Storage & Peripherals	5,075,977	38,101	—	5,114,078
Textiles, Apparel & Luxury Goods	1,814,196	614,471	—	2,428,667
Tobacco	28,306	493,007	—	521,313
Trading Companies & Distributors	62,849	7,107	—	69,956
Transportation Infrastructure	—	117,855	—	117,855
Wireless Telecommunication Services	715,732	3,348,931	—	4,064,663
Other Common Stocks+	2,936,866	—	—	2,936,866
Preferred Stocks
Banks	397,455	74,806	—	472,261
Health Care Providers & Services	—	838,837	436,093	1,274,930
Internet Software & Services	—	—	669,934	669,934
Software	—	—	658,610	658,610
Technology Hardware, Storage & Peripherals	—	10,840	—	10,840
Other Preferred Stocks+	429,283	—	—	429,283
Warrant	—	63	—	63
Convertible Preferred Stocks
Banks	—	164,375	—	164,375
Internet Software & Services	—	—	1,426,038	1,426,038
Wireless Telecommunication Services	—	1,229,476	—	1,229,476
Other Convertible Preferred Stocks+	1,594,866	—	—	1,594,866
Private Placements	—	—	142,448	142,448
Convertible Bonds
Food Products	—	— ^	—	— ^
Other Convertible Bonds+	—	1,807,975	—	1,807,975
Bank Loans	—	1,692,688	—	1,692,688
Collateralized Mortgage Obligations	—	603,733	—	603,733
Corporate Bonds+	—	17,203,066	—	17,203,066
Foreign Bonds+	—	39,934,175	—	39,934,175
Yankee Dollars+	—	12,918,940	—	12,918,940
U.S. Treasury Obligations	—	88,583,166	—	88,583,166
Purchased Swaptions	—	65,944	—	65,944
Purchased Options	—	1,208,229	—	1,208,229
Exchange Traded Fund	16,311,174	—	—	16,311,174
Securities Held as Collateral for Securities on Loan	—	21,147,724	—	21,147,724
Unaffiliated Investment Company	1,075,630	—	—	1,075,630

Total Investment Securities	146,791,604	291,106,398	7,957,336	445,855,338

Securities Sold Short	(2,236,009)	—	—	(2,236,009)
Other Financial Instruments:*
Futures Contracts	(100,695)	—	—	(100,695)
Written Options	—	(276,668)	—	(276,668)
Written Swaptions	—	(201,804)	— ^	(201,804)
Forward Currency Contracts	—	(629)	—	(629)
Centrally Cleared Credit Default Swaps	—	100	—	100
Over-the-Counter Currency Swaps	—	200,425	—	200,425
Centrally Cleared Interest Rate Swaps	—	(2,455)	—	(2,455)
Over-the-Counter Total Return Swaps	—	613,798	—	613,798

Total Investments	$144,454,900	$291,439,165	$7,957,336	$443,851,401

AZL DFA Emerging Markets Core Equity Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$92,701	$73,899	$—	$166,600
Airlines	118,326	294,836	—	413,162
Auto Components	12,069	918,767	—	930,836
Banks	2,224,113	4,913,320	—	7,137,433
Beverages	645,603	236,324	—	881,927
Capital Markets	104,843	706,606	—	811,449
Chemicals	304,661	1,784,763	—	2,089,424
Commercial Services & Supplies	12,536	131,064	—	143,600
Construction & Engineering	161,989	618,315	—	780,304
Construction Materials	156,921	659,453	—	816,374
Consumer Finance	21,065	243,075	—	264,140
Containers & Packaging	29,827	93,143	—	122,970
Diversified Consumer Services	228,153	21,377	—	249,530
Diversified Telecommunication Services	511,279	472,086	—	983,365
Electric Utilities	705,673	466,259	—	1,171,932
Electronic Equipment, Instruments & Components	372,072	2,392,601	—	2,764,673
Food & Staples Retailing	307,983	953,901	—	1,261,884
Food Products	376,605	1,558,473	—	1,935,078
Gas Utilities	48,899	359,673	—	408,572
Health Care Providers & Services	92,395	290,683	—	383,078
Hotels, Restaurants & Leisure	107,561	485,826	—	593,387
Household Durables	104,169	530,994	—	635,163
Household Products	84,461	225,362	—	309,823
Independent Power & Renewable Electricity Producers	159,435	444,165	—	603,600
Industrial Conglomerates	228,965	1,027,384	—	1,256,349
Insurance	153,129	1,631,055	—	1,784,184
Internet & Direct Marketing Retail	111,565	35,940	—	147,505
Internet Software & Services	581,670	1,648,475	—	2,230,145
IT Services	628,314	717,576	—	1,345,890
Machinery	25,788	664,015	—	689,803
Media	274,396	595,164	—	869,560
Metals & Mining	1,430,063	1,359,881	—	2,789,944
Multiline Retail	225,138	233,811	—	458,949
Oil, Gas & Consumable Fuels	845,097	2,654,455	—	3,499,552
Paper & Forest Products	149,008	430,146	—	579,154
Personal Products	39,536	532,229	—	571,765
Pharmaceuticals	106,963	884,018	—	990,981
Real Estate Management & Development	211,052	2,201,730	—	2,412,782
Road & Rail	72,878	75,129	—	148,007
Semiconductors & Semiconductor Equipment	2,664,455	1,693,869	—	4,358,324
Software	24,900	216,303	—	241,203
Specialty Retail	61,662	510,240	—	571,902
Textiles, Apparel & Luxury Goods	43,236	586,278	—	629,514
Transportation Infrastructure	250,682	626,030	—	876,712
Water Utilities	137,410	157,375	—	294,785
Wireless Telecommunication Services	1,008,558	1,023,429	—	2,031,987
Other Common Stocks+	—	7,483,331	—	7,483,331
Preferred Stocks	153,586	—	—	153,586
Rights	—	1,416	—	1,416
Warrant	—	—	—	—
Securities Held as Collateral for Securities on Loan	—	1,397,694	—	1,397,694
Unaffiliated Investment Company	252,421	—	—	252,421

Total Investment Securities	$16,663,811	$47,261,938	$—	$63,925,749

AZL DFA Five-Year Global Fixed Income Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Corporate Bonds+	$—	$150,405,729	$—	$150,405,729
Foreign Bonds+	—	116,897,359	—	116,897,359
Securities Held as Collateral for Securities on Loan	—	26,816,357	—	26,816,357
Yankee Dollars+	—	224,435,827	—	224,435,827
Unaffiliated Investment Company	5,581,600	—	—	5,581,600

Total Investment Securities	5,581,600	518,555,272	—	524,136,872

Other Financial Instruments:*
Forward Currency Contracts	—	567,390	—	567,390

Total Investments	$5,581,600	$519,122,662	$—	$524,704,262

AZL DFA International Core Equity Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$755,746	$2,913,110	$—	$3,668,856
Airlines	336,280	700,943	—	1,037,223
Auto Components	746,722	7,417,862	—	8,164,584
Automobiles	2,608,052	6,596,994	—	9,205,046
Banks	7,979,413	15,437,209	—	23,416,622
Beverages	695,087	2,259,667	—	2,954,754
Biotechnology	51,632	596,022	—	647,654
Capital Markets	847,996	5,446,992	—	6,294,988
Chemicals	2,235,149	12,356,887	—	14,592,036
Commercial Services & Supplies	164,344	4,101,193	—	4,265,537
Communications Equipment	87,428	406,488	—	493,916
Construction & Engineering	291,484	5,258,536	—	5,550,020
Construction Materials	529,492	1,265,615	—	1,795,107
Containers & Packaging	174,649	1,930,950	—	2,105,599
Distributors	65,369	641,130	—	706,499
Diversified Consumer Services	82,695	317,632	—	400,327
Diversified Financial Services	169,886	1,529,319	—	1,699,205
Diversified Telecommunication Services	1,335,705	4,568,138	—	5,903,843
Electric Utilities	46,374	2,655,680	—	2,702,054
Electrical Equipment	16,664	3,299,234	—	3,315,898
Electronic Equipment, Instruments & Components	92,096	4,786,140	—	4,878,236
Energy Equipment & Services	424,926	1,309,003	—	1,733,929
Food & Staples Retailing	526,906	5,863,680	—	6,390,586
Food Products	375,542	6,908,222	—	7,283,764
Gas Utilities	119,341	887,675	—	1,007,016
Health Care Equipment & Supplies	113,936	2,698,114	—	2,812,050
Health Care Providers & Services	308,698	1,444,795	—	1,753,493
Health Care Technology	48,533	154,003	—	202,536
Hotels, Restaurants & Leisure	395,530	4,648,367	—	5,043,897
Household Durables	45,475	5,222,847	—	5,268,322
Independent Power & Renewable Electricity Producers	358,976	367,140	—	726,116
Industrial Conglomerates	228,490	2,593,830	—	2,822,320
Insurance	1,660,692	8,329,975	—	9,990,667
IT Services	54,204	3,136,136	—	3,190,340
Leisure Products	48,719	881,172	—	929,891
Machinery	890,014	10,422,373	—	11,312,387
Media	759,316	3,832,195	—	4,591,511
Metals & Mining	4,834,575	7,916,029	—	12,750,604
Multiline Retail	321,940	1,203,151	—	1,525,091
Multi-Utilities	1,140,240	1,218,276	—	2,358,516
Oil, Gas & Consumable Fuels	4,568,832	4,336,762	—	8,905,594
Paper & Forest Products	528,836	1,949,912	—	2,478,748
Personal Products	794,028	633,635	—	1,427,663
Pharmaceuticals	972,982	5,862,215	—	6,835,197
Professional Services	242,510	3,999,291	—	4,241,801
Real Estate Management & Development	297,000	5,169,488	—	5,466,488
Road & Rail	900,896	2,857,474	—	3,758,370
Semiconductors & Semiconductor Equipment	630,071	1,532,911	—	2,162,982
Software	564,745	2,220,011	—	2,784,756
Specialty Retail	68,812	3,744,718	—	3,813,530
Technology Hardware, Storage & Peripherals	265,101	1,169,895	—	1,434,996
Textiles, Apparel & Luxury Goods	41,008	3,591,776	—	3,632,784
Thrifts & Mortgage Finance	107,912	253,266	—	361,178
Tobacco	581,535	441,897	—	1,023,432
Trading Companies & Distributors	237,923	4,513,418	—	4,751,341
Transportation Infrastructure	105,356	1,704,795	—	1,810,151
Wireless Telecommunication Services	248,575	2,528,603	—	2,777,178
Other Common Stocks+	—	9,382,100	—	9,382,100
Preferred Stocks	736,341	295,333	—	1,031,674
Right	—	466	—	466
Securities Held as Collateral for Securities on Loan	—	1,445,801	—	1,445,801
Unaffiliated Investment Company	477,075	—	—	477,075

Total Investment Securities	$44,337,854	$211,156,491	$—	$255,494,345

AZL DFA U.S. Core Equity Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$581,637,236	$—	$—	$581,637,236
Rights	—	9,683	—	9,683
Securities Held as Collateral for Securities on Loan	—	66,771,014	—	66,771,014
Unaffiliated Investment Company	2,352,820	—	—	2,352,820

Total Investment Securities	$583,990,056	$66,780,697	$—	$650,770,753

AZL DFA U.S. Small Cap Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$199,516,809	$—	$—	$199,516,809
Right	—	2,189	—	2,189
Securities Held as Collateral for Securities on Loan	—	54,796,925	—	54,796,925

Total Investment Securities	$199,516,809	$54,799,114	$—	$254,315,923

AZL Enhanced Bond Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$115,503,328	$—	$115,503,328
Collateralized Mortgage Obligations	—	88,262,791	—	88,262,791
Corporate Bonds+	—	392,766,940	—	392,766,940
Municipal Bonds	—	2,403,179	—	2,403,179
U.S. Government Agency Mortgages	—	730,141,556	—	730,141,556
U.S. Treasury Obligations	—	615,842,192	—	615,842,192
Yankee Dollars+	—	103,164,103	—	103,164,103
Certificate of Deposit	—	73,858,200	—	73,858,200
Commercial Paper	—	22,144,627	—	22,144,627
Securities Held as Collateral for Securities on Loan	—	441,209,781	—	441,209,781
Unaffiliated Investment Company	45,473,597	—	—	45,473,597

Total Investment Securities	45,473,597	2,585,296,697	—	2,630,770,294

Securities Sold Short	—	(243,951,147)	—	(243,951,147)
Other Financial Instruments:*
Futures Contracts	(951,016)	—	—	(951,016)

Total Investments	$44,522,581	$2,341,345,550	$—	$2,385,868,131

AZL Gateway Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$216,305,384	$—	$—	$216,305,384
Purchased Put Options	552,040	—	—	552,040
Unaffiliated Investment Company	1,526,595	—	—	1,526,595

Total Investment Securities	218,384,019	—	—	218,384,019

Other Financial Instruments:*
Written Options	(4,135,840)	—	—	(4,135,840)

Total Investments	$214,248,179	$—	$—	$214,248,179

AZL Government Money Market Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$195,000,000	$—	$195,000,000
U.S. Government Agency Mortgages	—	277,146,506	—	277,146,506
U.S. Treasury Obligations	—	45,033,404	—	45,033,404

Total Investment Securities	$—	$517,179,910	$—	$517,179,910

AZL International Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$917,678	$3,256,139	$—	$4,173,817
Automobiles	15,653,109	48,628,329	—	64,281,438
Banks	1,921,104	246,347,979	—	248,269,083
Capital Markets	4,731,318	40,253,187	—	44,984,505
Chemicals	18,896,646	55,968,130	—	74,864,776
Construction & Engineering	410,788	18,439,127	—	18,849,915
Construction Materials	2,032,592	11,180,649	—	13,213,241
Diversified Telecommunication Services	8,227,164	39,745,000	—	47,972,164
Food Products	971,077	58,229,436	—	59,200,513
Health Care Providers & Services	4,504,321	7,384,523	—	11,888,844
Hotels, Restaurants & Leisure	815,859	25,828,193	—	26,644,052
Insurance	4,420,256	104,128,911	—	108,549,167
Machinery	923,695	52,299,148	—	53,222,843
Metals & Mining	1,736,673	55,425,209	—	57,161,882
Multi-Utilities	4,989,767	16,272,434	—	21,262,201
Pharmaceuticals	2,299,269	145,864,747	—	148,164,016
Real Estate Management & Development	1,018,857	37,103,298	1,312	38,123,467
Semiconductors & Semiconductor Equipment	9,078,583	16,628,165	—	25,706,748
Software	16,534,760	14,311,171	—	30,845,931
Trading Companies & Distributors	920,593	25,018,273	—	25,938,866
Other Common Stocks+	—	805,955,660	—	805,955,660
Preferred Stocks
Automobiles	4,060,886	2,038,731	—	6,099,617
Household Products	—	3,292,023	—	3,292,023
Right	—	10,619	—	10,619
Securities Held as Collateral for Securities on Loan	—	34,362,705	—	34,362,705
Unaffiliated Investment Company	1,244,056	—	—	1,244,056

Total Investment Securities	106,309,051	1,867,971,786	1,312	1,974,282,149

Other Financial Instruments:*
Futures Contracts	351,536	—	—	351,536

Total Investments	$106,660,587	$1,867,971,786	$1,312	$1,974,633,685

AZL MetWest Total Return Bond Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$19,737,775	$—	$19,737,775
Collateralized Mortgage Obligations	—	34,748,036	—	34,748,036
Corporate Bonds+	—	91,068,264	—	91,068,264
Foreign Bond+	—	10,088,396	—	10,088,396
Municipal Bonds	—	5,469,074	—	5,469,074
Securities Held as Collateral for Securities on Loan	—	182,160	—	182,160
U.S. Government Agency Mortgages	—	119,307,966	—	119,307,966
U.S. Treasury Obligations	—	112,348,522	—	112,348,522
Yankee Dollars+	—	7,742,973	—	7,742,973
Unaffiliated Investment Company	30,862,472	—	—	30,862,472

Total Investment Securities	30,862,472	400,693,166	$—	431,555,638

Other Financial Instruments:*
Forward Currency Contracts	—	214,971	—	214,971
Futures Contracts	(71,023)	—	—	(71,023)

Total Investments	$30,791,449	$400,908,137	$—	$431,699,586

AZL Mid Cap Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$1,150,076,811	$—	$—	$1,150,076,811
Private Placements	—	—	19,142,229	19,142,229
Securities Held as Collateral for Securities on Loan	—	318,906,209	—	318,906,209
Unaffiliated Investment Company	10,157,519	—	—	10,157,519

Total Investment Securities	1,160,234,330	318,906,209	19,142,229	1,498,282,768

Other Financial Instruments:*
Futures Contracts	342,078	—	—	342,078

Total Investments	$1,160,576,408	$318,906,209	$19,142,229	$1,498,624,846

AZL Moderate Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$740,842,218	$—	$—	$740,842,218
Unaffiliated Investment Company	522,263	—	—	522,263

Total Investments	$741,364,481	$—	$—	$741,364,481

AZL Morgan Stanley Global Real Estate Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Cable & Satellite	$—	$910	$—	$910
Diversified Real Estate Activities	—	12,165,378	—	12,165,378
Diversified REITs	1,391,152	8,378,731	—	9,769,883
Hotel & Resort REITs	4,788,315	506,459	—	5,294,774
Industrial REITs	4,322,167	1,780,376	—	6,102,543
Office REITs	16,726,342	6,114,626	—	22,840,968
Real Estate Development	—	3,694,228	—	3,694,228
Real Estate Operating Companies	909,024	11,614,920	44,053	12,567,997
Residential REITs	10,876,877	550,757	—	11,427,634
Retail REITs	21,219,813	12,335,750	—	33,555,563
Specialized REITs	8,350,581	—	—	8,350,581
Other Common Stocks+	7,120,587	—	—	7,120,587
Right	—	6,335	—	6,335
Securities Held as Collateral for Securities on Loan	—	24,480,992	—	24,480,992
Unaffiliated Investment Company	769,632	—	—	769,632

Total Investments	$76,474,490	$81,629,462	$44,053	$158,148,005

AZL MSCI Emerging Markets Equity Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$284,631	$454,844	$—	$739,475
Airlines	303,211	619,610	—	922,821
Banks	11,887,191	43,556,827	—	55,444,018
Beverages	4,264,107	743,959	—	5,008,066
Capital Markets	1,139,220	3,468,348	—	4,607,568
Chemicals	602,268	7,731,079	—	8,333,347
Construction Materials	1,211,056	3,077,808	—	4,288,864
Consumer Finance	110,349	685,069	—	795,418
Containers & Packaging	245,070	—	—	245,070
Diversified Consumer Services	2,178,668	—	—	2,178,668
Diversified Financial Services	362,808	3,938,459	—	4,301,267
Diversified Telecommunication Services	498,495	5,308,335	—	5,806,830
Electric Utilities	1,677,823	2,290,878	—	3,968,701
Equity Real Estate Investment Trusts	330,468	1,244,061	—	1,574,529
Food & Staples Retailing	1,555,867	4,389,372	—	5,945,239
Food Products	1,304,665	4,352,123	—	5,656,788
Gas Utilities	226,927	1,609,095	—	1,836,022
Health Care Providers & Services	268,994	1,456,270	—	1,725,264
Hotels, Restaurants & Leisure	1,095,738	1,522,899	—	2,618,637
Household Products	215,255	1,216,618	—	1,431,873
Independent Power & Renewable Electricity Producers	520,039	1,690,004	—	2,210,043
Industrial Conglomerates	399,089	5,968,255	—	6,367,344
Insurance	612,959	11,553,478	—	12,166,437
Internet & Direct Marketing Retail	3,506,895	—	—	3,506,895
Internet Software & Services	22,160,289	19,259,970	—	41,420,259
IT Services	605,546	4,707,041	—	5,312,587
Machinery	291,489	2,034,814	—	2,326,303
Media	872,013	7,766,459	—	8,638,472
Metals & Mining	3,861,480	7,393,517	—	11,254,997
Multiline Retail	1,271,170	918,723	—	2,189,893
Oil, Gas & Consumable Fuels	3,788,871	20,252,277	—	24,041,148
Paper & Forest Products	710,673	765,491	—	1,476,164
Personal Products	117,621	2,582,640	—	2,700,261
Pharmaceuticals	229,303	4,608,034	—	4,837,337
Real Estate Management & Development	408,725	8,429,266	—	8,837,991
Road & Rail	426,355	266,145	—	692,500
Transportation Infrastructure	1,213,630	2,576,923	—	3,790,553
Water Utilities	361,800	565,268	—	927,068
Wireless Telecommunication Services	2,870,184	9,515,103	—	12,385,287
Other Common Stocks+	—	79,960,062	—	79,960,062
Preferred Stocks

Automobiles	—	216,897	—	216,897

Technology Hardware, Storage & Peripherals	—	2,307,131	—	2,307,131
Other Preferred Stocks+	4,179,378	—	—	4,179,378
Securities Held as Collateral for Securities on Loan	—	14,347,125	—	14,347,125
Unaffiliated Investment Company	2,135,778	—	—	2,135,778

Total Investment Securities	80,306,098	295,350,277	—	375,656,375

Other Financial Instruments:*
Futures Contracts	(22,759)	—	—	(22,759)

Total Investments	$80,283,339	$295,350,277	$—	$375,633,616

AZL MSCI Global Equity Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+
Aerospace & Defense	$2,208,624	$689,775	$—	$2,898,399
Air Freight & Logistics	632,949	228,988	—	861,937
Airlines	129,174	80,056	—	209,230
Auto Components	354,553	761,553	—	1,116,106
Automobiles	1,054,321	1,413,486	—	2,467,807
Banks	7,421,121	7,225,095	—	14,646,216
Beverages	1,758,026	1,277,653	—	3,035,679
Biotechnology	2,847,070	474,397	—	3,321,467
Building Products	314,306	453,469	—	767,775
Capital Markets	3,067,310	1,205,076	—	4,272,386
Chemicals	2,691,495	1,655,787	—	4,347,282
Commercial Services & Supplies	364,720	298,425	—	663,145
Communications Equipment	970,379	216,513	—	1,186,892
Construction & Engineering	92,422	528,792	—	621,214
Construction Materials	178,158	335,720	—	513,878
Consumer Finance	666,596	47,011	—	713,607
Containers & Packaging	375,562	65,375	—	440,937
Distributors	98,723	11,617	—	110,340
Diversified Consumer Services	23,196	14,446	—	37,642
Diversified Financial Services	1,007,413	431,451	—	1,438,864
Diversified Telecommunication Services	2,168,694	1,174,111	—	3,342,805
Electric Utilities	1,808,007	974,436	—	2,782,443
Electrical Equipment	525,073	867,886	—	1,392,959
Electronic Equipment, Instruments & Components	516,884	841,769	—	1,358,653
Energy Equipment & Services	771,545	39,822	—	811,367
Equity Real Estate Investment Trusts	2,640,944	897,691	—	3,538,635
Food & Staples Retailing	1,745,592	811,135	—	2,556,727
Food Products	1,167,801	1,731,963	—	2,899,764
Gas Utilities	67,623	194,127	—	261,750
Health Care Equipment & Supplies	2,470,506	531,918	—	3,002,424
Health Care Providers & Services	2,470,428	194,807	—	2,665,235
Health Care Technology	101,778	20,026	—	121,804
Hotels, Restaurants & Leisure	1,816,352	773,457	—	2,589,809
Household Durables	436,870	717,783	—	1,154,653
Household Products	1,428,624	410,531	—	1,839,155
Independent Power & Renewable Electricity Producers	27,528	26,230	—	53,758
Industrial Conglomerates	1,838,372	976,947	—	2,815,319
Insurance	3,248,259	3,054,165	—	6,302,424
Internet & Direct Marketing Retail	2,318,222	79,632	—	2,397,854
Internet Software & Services	4,291,294	110,584	—	4,401,878
IT Services	3,686,580	438,898	—	4,125,478
Leisure Products	88,801	110,381	—	199,182
Life Sciences Tools & Services	669,855	137,667	—	807,522
Machinery	1,543,739	1,513,904	—	3,057,643
Marine	—	158,128	—	158,128
Media	2,714,965	655,289	—	3,370,254
Metals & Mining	663,625	1,622,931	—	2,286,556
Multiline Retail	475,941	179,339	—	655,280
Multi-Utilities	1,037,694	478,948	—	1,516,642
Oil, Gas & Consumable Fuels	5,871,325	2,829,475	—	8,700,800
Paper & Forest Products	20,199	145,472	—	165,671
Personal Products	132,188	1,118,897	—	1,251,085
Pharmaceuticals	4,298,444	4,252,326	—	8,550,770
Professional Services	300,695	647,217	—	947,912
Real Estate Management & Development	78,556	1,137,344	—	1,215,900
Road & Rail	1,176,555	642,682	—	1,819,237
Semiconductors & Semiconductor Equipment	3,526,207	464,301	—	3,990,508
Software	5,193,023	365,931	—	5,558,954
Specialty Retail	1,899,522	500,903	—	2,400,425
Technology Hardware, Storage & Peripherals	3,634,541	297,489	—	3,932,030
Textiles, Apparel & Luxury Goods	608,790	1,073,427	—	1,682,217
Tobacco	1,147,339	902,210	—	2,049,549
Trading Companies & Distributors	217,492	732,313	—	949,805
Transportation Infrastructure	25,119	391,621	—	416,740
Water Utilities	56,880	57,765	—	114,645
Wireless Telecommunication Services	169,956	893,080	—	1,063,036
Other Common Stocks+	95,686	—	—	95,686
Preferred Stocks
Automobiles	123,784	59,970	—	183,754
Household Products	—	96,912	—	96,912
Right	—	379	—	379
Securities Held as Collateral for Securities on Loan	—	8,665,098	—	8,665,098
Total Investment Securities	97,574,015	62,414,002	—	159,988,017

Other Financial Instruments:*
Futures Contracts	3,893	—	—	3,893

Total Investments	$97,577,908	62,414,002	—	$159,991,910

AZL Pyramis® Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$3,647,489	$—	$3,647,489
Collateralized Mortgage Obligations	—	2,586,504	—	2,586,504
Common Stocks
Air Freight & Logistics	—	103,343	—	103,343
Other Common Stocks+	255,459,500	—	—	255,459,500
Convertible Preferred Stocks	—	25,568	—	25,568
Corporate Bonds+	—	104,418,633	—	104,418,633
Foreign Bond	—	44	—	44
Municipal Bonds	—	7,106,118	—	7,106,118
U.S. Government Agency Mortgages	—	79,753,462	—	79,753,462
U.S. Treasury Obligations	—	117,048,130	—	117,048,130
Yankee Dollars+	—	48,426,755	—	48,426,755
Securities Held as Collateral for Securities on Loan	—	72,688,409	—	72,688,409
Unaffiliated Investment Company	18,268,533	—	—	18,268,533

Total Investment Securities	273,728,033	435,804,455	—	709,532,488

Other Financial Instruments:*
Futures Contracts	46,990	—	—	46,990

Total Investments	$273,775,023	$435,804,455	$—	$709,579,478

AZL Pyramis® Total Bond Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$5,133,302	$—	$5,133,302
Collateralized Mortgage Obligations	—	7,345,614	—	7,345,614
Corporate Bonds+	—	162,138,496	—	162,138,496
Municipal Bonds	—	12,547,512	—	12,547,512
Securities Held as Collateral for Securities on Loan	—	31,162,879	—	31,162,879
U.S. Government Agency Mortgages	—	122,674,058	—	122,674,058
U.S. Treasury Obligations	—	178,935,469	—	178,935,469
Warrant	—	5,968	—	5,968
Yankee Dollars+	—	72,699,578	—	72,699,578
Unaffiliated Investment Company	30,038,095	—	—	30,038,095

Total Investments	$30,038,095	$592,642,876	$—	$622,680,971

AZL Russell 1000 Growth Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$1,105,587,655	$—	$—	$1,105,587,655
Preferred Stock	—	—	4,770,846	4,770,846
Securities Held as Collateral for Securities on Loan	—	169,226,721	—	169,226,721
Unaffiliated Investment Company	23,453,802	—	—	23,453,802

Total Investment Securities	1,129,041,457	169,226,721	4,770,846	1,303,039,024

Other Financial Instruments:*
Futures Contracts	85,451	—	—	85,451

Total Investments	$1,129,126,908	$169,226,721	$4,770,846	$1,303,124,475

AZL Russell 1000 Value Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$1,121,524,482	$—	$—	$1,121,524,482
Securities Held as Collateral for Securities on Loan	—	175,641,806	—	175,641,806
Unaffiliated Investment Company	4,117,453	—	—	4,117,453

Total Investment Securities	1,125,641,935	175,641,806	—	1,301,283,741

Other Financial Instruments:*
Futures Contracts	121,221	—	—	121,221

Total Investments	$1,125,763,156	$175,641,806	$—	$1,301,404,962

AZL S&P 500 Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$2,703,022,511	$—	$—	$2,703,022,511
Securities Held as Collateral for Securities on Loan	—	297,365,812	—	297,365,812
Unaffiliated Investment Company	64,566,129	—	—	64,566,129

Total Investment Securities	2,767,588,640	297,365,812	—	3,064,954,452

Other Financial Instruments:*
Futures Contracts	1,400,487	—	—	1,400,487

Total Investments	$2,768,989,127	$297,365,812	$—	$3,066,354,939

AZL Small Cap Stock Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$886,956,742	$—	$—	$886,956,742
Rights	—	84,419	—	84,419
Securities Held as Collateral for Securities on Loan	—	242,612,141	—	242,612,141
Unaffiliated Investment Company	6,804,656	—	—	6,804,656

Total Investment Securities	893,761,398	242,696,560	—	1,136,457,958

Other Financial Instruments:*
Futures Contracts	417,444	—	—	417,444

Total Investments	$894,178,842	$242,696,560	$—	$1,136,875,402

AZL T. Rowe Price Capital Appreciation Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$1,915,650	$—	$1,915,650
Bank Loans	—	12,243,774	—	12,243,774
Common Stocks
Household Products	—	6,179,631	—	6,179,631
Oil, Gas & Consumable Fuels	9,484,368	5,257,774	—	14,742,142
Pharmaceuticals	16,767,712	1,674,976	—	18,442,688
Professional Services	6,379,856	5,190,744	—	11,570,600
Tobacco	19,098,493	5,695,232	—	24,793,725
Other Common Stocks+	618,871,251	—	—	618,871,251
Convertible Preferred Stocks
Banks	—	2,320,975	—	2,320,975
Multi-Utilities	—	3,996,833	—	3,996,833
Othter Covertible Preferred Stocks+	11,952,297	—	—	11,952,297
Corporate Bonds+	695,580	199,013,349	—	199,708,929
Preferred Stocks	17,410,269	—	—	17,410,269
Yankee Dollars+	—	25,039,590	—	25,039,590
Securities Held as Collateral for Securities on Loan	—	183,692,912	—	183,692,912
Unaffiliated Investment Company	151,837,820	—	—	151,837,820
Purchased Call Options	—	717,120	—	717,120

Total Investment Securities	852,497,646	452,938,560	—	1,305,436,206

Other Financial Instruments:*
Written Options	(47,693)	(6,062,244)	—	(6,109,937)

Total Investments	$852,449,953	$446,876,316	$—	$1,299,326,269

+	For detailed industry descriptions, see the accompanying Schedules.
*	Other Financial Instruments would include any derivative instruments, such as forward currency contracts, futures contracts, swap agreements and written options. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
^	Represents the interest in securities that were determined to have a value of zero at September 30, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held by the Funds as of September 30, 2017 are identified below.

AZL BlackRock Global Allocation Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
AliphCom, Inc., 12.00%, 4/1/20	4/27/15	$3,065,000	$3,065,000	$72,334	0.02%
Domo, Inc., Series E	4/1/15	1,218,214	144,482	1,426,038	0.34%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,233,573	0.29%
Grand Rounds, Inc., Series C	3/31/15	399,608	143,925	436,093	0.10%
Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 10/23/17 @ 100.00	12/22/14	420,057	527,380	13,185	0.00%
Jawbone	1/24/17	—	23,389	63,789	0.02%
Logistics UK, Series 2015-1A, Class F, 4.05%, 8/20/25	8/3/15	440,732	459,000	603,733	0.14%
Lookout, Inc.	3/4/15	63,364	5,547	5,159	0.00%
Lookout, Inc., Preferred Shares, Series F	9/19/14	730,222	63,925	669,934	0.16%
Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	658,610	0.16%
Project Samson BND Corp., 12.00%, 4/1/20	11/11/15	268,000	268,000	6,325	0.00%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	—	0.00%
TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56	8/6/14	2,475,341	1,018,000	712,600	0.17%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	3,385,481	0.81%

AZL Mid Cap Index Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Airbnb, Inc., Series D	4/16/14	$3,131,402	$76,914	$9,607,328	0.82%
DropBox, Inc.	5/1/12	2,222,513	245,606	3,165,861	0.27%
Flipkart, Series D	10/4/13	867,741	37,815	3,332,012	0.28%
Palantir Technologies, Inc., Series H1	10/25/13	237,529	67,672	383,700	0.03%
Palantir Technologies, Inc., Series H	10/25/13	237,529	67,672	383,700	0.03%
Palantir Technologies, Inc., Series G	7/19/17	702,919	229,712	1,302,467	0.11%
SurveyMonkey	11/25/14	1,923,795	116,948	967,160	0.08%

AZL Pyramis® Multi-Strategy Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
APX Group, Inc., 7.63%, 9/1/23, Callable 9/1/19 @ 105.72	7/27/17	$436,663	$430,000	$452,038	0.07%
Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44	9/28/17	60,000	60,000	60,525	0.01%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20	10/7/16	19,358	2,581,000	6,453	0.00%

AZL Pyramis® Total Bond Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
APX Group, Inc., 7.63%, 9/1/23, Callable 9/1/19 @ 105.72	7/27/17	$329,608	$660,000	$693,825	0.11%
Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44	9/28/17	95,000	95,000	95,831	0.02%

AZL Russell 1000 Growth Index Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Palantir Technologies, Inc., Series I	2/7/14	$5,157,899	$841,419	$4,770,846	0.42%

AZL T. Rowe Price Capital Appreciation Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Fiserv, Inc. TL Unsec, 2.48%, 10/25/18	3/22/2017	$200,013	$200,000	$199,000	0.02%
Global Payments, Inc., 3.06%, 5/2/22	7/13/2017	875,013	875,000	876,094	0.08%

6. Investment Risks

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Funds. In the event these changes are adopted, or if there are changes in the tax treatment of the Funds’ direct and indirect investments in commodities, the Funds may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: Certain Funds may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, the Funds that invest in derivatives segregate cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trade may be subject to greater delays so that the Funds may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: Certain Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds that hold mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds will have to reinvest that money at the lower prevailing interest rates. If the Funds purchase mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Funds may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Funds as the holders of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Security Quality Risk (also known as “High Yield Risk”):Certain Funds may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Funds may lose the value of their entire investment.

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Trust

By (Signature and Title) /s/ Brian Muench
Brian Muench, Principal Executive Officer

Date November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian Muench
Brian Muench, Principal Executive Officer

Date November 28, 2017

By (Signature and Title) /s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date November 28, 2017